As filed with the Securities and Exchange Commission on April 21, 2020
1933 Act Registration No. 333-214144
1940 Act Registration No. 811-08517
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 8
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 763
Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln Investor Advantage® RIA Class
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Leon E. Roday, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2020, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

Lincoln Investor Advantage® RIA Class
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2020
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
1-877-534-8255
www.LincolnFinancial.com
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased for use as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. IRAs provide tax deferral, whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners. The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your financial professional regarding availability.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments may be made to the contract, subject to certain restrictions, and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods.
We offer variable annuity contracts that may offer different investment options, features, and optional benefits. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. International Growth Fund
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Comstock Fund
Invesco V.I. Diversified Dividend Fund

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Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. Equity and Income Fund
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust
ALPS/Alerian Energy Infrastructure Portfolio
ALPS/Red Rocks Listed Global Opportunity Portfolio
(formerly ALPS/Red Rocks Listed Private Equity Portfolio)
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Capital Income Builder®
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
American Funds Mortgage Fund
American Funds New World Fund®
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Columbia Funds Variable Insurance Trust
Columbia VP Strategic Income Fund
Columbia Funds Variable Insurance Trust II
Columbia VP Commodity Strategy Fund
Columbia VP Emerging Markets Bond Fund
Delaware VIP® Trust
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche DWS Variable Series II
DWS Alternative Asset Allocation VIP Portfolio
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund
Fidelity® Variable Insurance Products
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Fidelity® VIP Strategic Income Portfolio
First Trust Variable Insurance Trust
First Trust Capital Strength Portfolio*
First Trust Dorsey Wright Tactical Core Portfolio
First Trust International Developed Capital Strength Portfolio*
First Trust Multi Income Allocation Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Ivy Funds Variable Insurance Portfolios
Ivy VIP Asset Strategy Portfolio
Ivy VIP Energy Portfolio
Ivy VIP High Income Portfolio
Ivy VIP Mid Cap Growth Portfolio
Ivy VIP Science and Technology Portfolio
Ivy VIP Small Cap Growth Portfolio
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Income Builder Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
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LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP Loomis Sayles Global Growth Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio
Lord Abbett Series Fund Developing Growth Portfolio
Lord Abbett Series Fund Short Duration Income Portfolio
MFS® Variable Insurance Trust
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II
MFS® VIT II International Intrinsic Value Series
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Morgan Stanley VIF Global Infrastructure Portfolio
PIMCO Variable Insurance Trust
PIMCO VIT All Asset All Authority Portfolio*
PIMCO VIT All Asset Portfolio*
Putnam Variable Trust
Putnam VT Equity Income Fund
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund
Putnam VT Income Fund
Putnam VT Multi-Asset Absolute Return Fund
Rydex Variable Trust
Guggenheim VT Long Short Equity
Guggenheim VT Multi-Hedge Strategies
SEI Insurance Products Trust
SEI VP Market Growth Strategy Fund
SEI VP Market Plus Strategy Fund
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund
Virtus Variable Insurance Trust
Virtus Newfleet Multi-Sector Intermediate Bond Series
* Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
1 Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
2 Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
3 The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
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You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the first page of this prospectus. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-877-534-8255. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
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5

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments and withdrawals.
Account Value Death Benefit—Under i4LIFE® Advantage, a Death Benefit that provides an amount equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Advisory Fee Withdrawal—Withdrawals from your Contract Value to pay the advisory fees associated with your Fee-Based Financial Plan.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Value Death Benefit—Provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Fee-Based Financial Plan—A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you elect the Earnings Optimizer Death Benefit.
Large Account Credit—The additional amount credited to the contract if the applicable threshold of value in your Subaccounts is met.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract other than Large Account Credits.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.

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Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a financial professional under contract with us:
•	Employees and financial professionals of any member of the selling group (broker-dealers who have selling agreements with us for the products described in this prospectus) and their spouses and minor children.
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
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Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase: There are no sales charges, deferred sales charges, or surrender charges associated with this contract.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for a contract with the Earnings Optimizer Death Benefit.
•	Table D reflects the expenses with both i4LIFE® Advantage and the Earnings Optimizer Death Benefit.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
Account Fee:[1]	$50

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)
Guaranteed Maximum and Current Product Charges:
Product Charge[2]
Contract Value Death Benefit
Mortality and Expense Risk Charge	0.25%
Administrative Charge	0.10%
Total Separate Account Expenses	0.35%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of your contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	The product charge is comprised of a mortality and expense risk charge of 0.25% and an administrative charge of 0.10% on and after the Annuity Commencement Date for all contracts. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) threshold immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.

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TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Account Fee:[1]	$50

i4LIFE® Advantage[2]
Guaranteed Maximum and Current Product Charges:
Account Value Death Benefit	0.75%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of your contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed on and after the effective date of i4LIFE® Advantage. This charge continues during the Access Period. The i4LIFE® Advantage charge is 0.75% during the Lifetime Income Period. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.15%. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.

TABLE C
Expenses for a Contract with Earnings Optimizer Death Benefit
Account Fee:[1]	$50

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2]
Guaranteed Maximum and Current Product Charges:
Mortality and Expense Risk Charge	0.25%
Administrative Charge	0.10%
Total Separate Account Expenses	0.35%

Earnings Optimizer Death Benefit charge:[3]
Guaranteed Maximum Annual Charge:
Age at Issue 1 – 69	1.40%
Age at Issue 70 – 75	1.70%
Current Annual Charge:
Age at Issue 1 – 69	0.40%
Age at Issue 70 – 75	0.70%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of your contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	The mortality and expense risk charge and administrative charge together are 0.35% on and after the Annuity Commencement Date for all contracts. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.
[3]	We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charge is calculated.

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TABLE D
Expenses for a Contract that has Elected i4LIFE® Advantage and Earnings Optimizer Death Benefit
Account Fee:[1]	$50

i4LIFE® Advantage[2]
Guaranteed Maximum and Current Product Charges:
Mortality and Expense Risk Charge	0.25%
Administrative Charge	0.10%
Total Separate Account Expenses	0.35%

Earnings Optimizer Death Benefit charge:[3]
Guaranteed Maximum Annual Charge:
Age at Issue 1 – 69	1.40%
Age at Issue 70 – 75	1.70%
Current Annual Charge:
Age at Issue 1 – 69	0.40%
Age at Issue 70 – 75	0.70%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of your contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed on and after the effective date of i4LIFE® Advantage. This charge continues during the Access Period. The i4LIFE® Advantage charge is 0.75% during the Lifetime Income Period. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.15%. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.
[3]	We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charge is calculated.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2019, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.23%	26.90%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.23%	3.38%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2021. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
The following table shows the expenses charged by each fund for the year ended December 31, 2019:
(as a percentage of each fund’s average net assets):
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	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Small/Mid Cap Value Portfolio - Class A	0.75%		0.00%		0.08%		0.00%		0.83%	-0.01%	0.82%
ALPS/Alerian Energy Infrastructure Portfolio - Class I	0.70%		0.00%		0.32%		0.00%		1.02%	-0.07%	0.95%
ALPS/Red Rocks Listed Global Opportunity Portfolio - Class I	0.90%		0.00%		0.46%		0.86%		2.22%	-0.26%	1.96%
American Century VP Balanced Fund - Class I	0.90%		0.00%		0.01%		0.00%		0.91%	-0.05%	0.86%
American Century VP Large Company Value Fund - Class I	0.90%		0.00%		0.01%		0.00%		0.91%	-0.15%	0.76%
American Funds Asset Allocation Fund - Class 1A	0.27%		0.00%		0.29%		0.00%		0.56%	0.00%	0.56%
American Funds Blue Chip Income and Growth Fund - Class 1A	0.39%		0.00%		0.29%		0.00%		0.68%	0.00%	0.68%
American Funds Capital Income Builder® - Class 1A	0.49%		0.00%		0.30%		0.00%		0.79%	-0.26%	0.53%
American Funds Global Growth Fund - Class 1A	0.52%		0.00%		0.30%		0.00%		0.82%	0.00%	0.82%
American Funds Global Small Capitalization Fund - Class 1A	0.70%		0.00%		0.31%		0.00%		1.01%	0.00%	1.01%
American Funds Growth Fund - Class 1A	0.32%		0.00%		0.29%		0.00%		0.61%	0.00%	0.61%
American Funds Growth-Income Fund - Class 1A	0.26%		0.00%		0.29%		0.00%		0.55%	0.00%	0.55%
American Funds International Fund - Class 1A	0.49%		0.00%		0.31%		0.00%		0.80%	0.00%	0.80%
American Funds Mortgage Fund - Class 1A	0.42%		0.00%		0.31%		0.00%		0.73%	-0.18%	0.55%
American Funds New World Fund® - Class 1A	0.70%		0.00%		0.32%		0.00%		1.02%	-0.18%	0.84%
BlackRock Global Allocation V.I. Fund - Class I	0.64%		0.00%		0.10%		0.00%		0.74%	-0.01%	0.73%
ClearBridge Variable Aggressive Growth Portfolio - Class I	0.75%		0.00%		0.04%		0.00%		0.79%	0.00%	0.79%
ClearBridge Variable Large Cap Growth Portfolio - Class I	0.70%		0.00%		0.06%		0.01%		0.77%	0.00%	0.77%
ClearBridge Variable Mid Cap Portfolio - Class I	0.75%		0.00%		0.09%		0.01%		0.85%	0.00%	0.85%
Columbia VP Commodity Strategy Fund - Class 1	0.63%		0.00%		0.03%		0.00%		0.66%	0.00%	0.66%
Columbia VP Emerging Markets Bond Fund - Class 1	0.60%		0.00%		0.16%		0.00%		0.76%	0.00%	0.76%
Columbia VP Strategic Income Fund - Class 1	0.60%		0.00%		0.12%		0.00%		0.72%	-0.03%	0.69%
Delaware VIP® Diversified Income Series - Standard Class	0.58%		0.00%		0.06%		0.00%		0.64%	-0.02%	0.62%
Delaware VIP® Emerging Markets Series - Standard Class	1.24%		0.00%		0.10%		0.00%		1.34%	-0.04%	1.30%
Delaware VIP® REIT Series - Standard Class	0.75%		0.00%		0.08%		0.00%		0.83%	0.00%	0.83%
Delaware VIP® Small Cap Value Series - Standard Class	0.71%		0.00%		0.06%		0.00%		0.77%	0.00%	0.77%
Delaware VIP® Smid Cap Core Series - Standard Class	0.74%		0.00%		0.07%		0.00%		0.81%	0.00%	0.81%
Delaware VIP® U.S. Growth Series - Standard Class	0.65%		0.00%		0.08%		0.00%		0.73%	0.00%	0.73%
Delaware VIP® Value Series - Standard Class	0.63%		0.00%		0.06%		0.00%		0.69%	0.00%	0.69%
DWS Alternative Asset Allocation VIP Portfolio - Class A	0.10%		0.00%		0.16%		0.62%		0.88%	-0.02%	0.86%
Eaton Vance VT Floating-Rate Income Fund - ADV Class	0.58%		0.00%		0.36%		0.00%		0.94%	0.00%	0.94%
Fidelity® VIP Balanced Portfolio - Initial Class	0.39%		0.00%		0.10%		0.00%		0.49%	0.00%	0.49%
Fidelity® VIP Contrafund® Portfolio - Initial Class	0.54%		0.00%		0.07%		0.00%		0.61%	0.00%	0.61%
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	0.25%		0.00%		0.00%		0.42%		0.67%	-0.05%	0.62%
Fidelity® VIP Growth Portfolio - Initial Class	0.54%		0.00%		0.09%		0.00%		0.63%	0.00%	0.63%
Fidelity® VIP Mid Cap Portfolio - Initial Class	0.54%		0.00%		0.08%		0.00%		0.62%	0.00%	0.62%
Fidelity® VIP Strategic Income Portfolio - Initial Class	0.55%		0.00%		0.12%		0.00%		0.67%	0.00%	0.67%
First Trust Capital Strength Portfolio – Class II	0.50%		0.00%		0.45%		0.00%		0.95%	-0.10%	0.85%
First Trust Dorsey Wright Tactical Core Portfolio – Class II	0.35%		0.00%		26.02%		0.53%		26.90%	-25.85%	1.05%
First Trust International Developed Capital Strength Portfolio – Class II	0.60%		0.00%		0.47%		0.00%		1.07%	-0.12%	0.95%
First Trust Multi Income Allocation Portfolio - Class II	0.60%		0.00%		0.96%		0.32%		1.88%	-0.98%	0.90%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	0.60%		0.00%		0.37%		0.00%		0.97%	-0.02%	0.95%
Franklin Allocation VIP Fund - Class 1	0.55%		0.00%		0.04%		0.23%		0.82%	-0.25%	0.57%
11

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
Franklin Income VIP Fund - Class 1	0.46%		0.00%		0.00%		0.01%		0.47%	-0.01%	0.46%
Franklin Mutual Shares VIP Fund - Class 1	0.68%		0.00%		0.03%		0.00%		0.71%	0.00%	0.71%
Franklin Rising Dividends VIP Fund - Class 1	0.62%		0.00%		0.01%		0.01%		0.64%	0.00%	0.64%
Franklin Small Cap Value VIP Fund - Class 1	0.64%		0.00%		0.03%		0.01%		0.68%	0.00%	0.68%
Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.80%		0.00%		0.04%		0.01%		0.85%	-0.01%	0.84%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	0.15%		0.00%		1.43%		0.80%		2.38%	-1.36%	1.02%
Guggenheim VT Long Short Equity	0.90%		0.00%		0.82%		0.00%		1.72%	0.00%	1.72%
Guggenheim VT Multi-Hedge Strategies	1.17%		0.00%		0.55%		0.18%		1.90%	-0.03%	1.87%
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	0.95%		0.00%		0.18%		0.00%		1.13%	-0.13%	1.00%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series I Shares	0.68%		0.00%		0.18%		0.00%		0.86%	-0.06%	0.80%
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	0.92%		0.00%		0.18%		0.16%		1.26%	-0.46%	0.80%
Invesco V.I. Comstock Fund - Series I Shares	0.57%		0.00%		0.17%		0.02%		0.76%	-0.01%	0.75%
Invesco V.I. Diversified Dividend Fund - Series I Shares	0.48%		0.00%		0.17%		0.01%		0.66%	0.00%	0.66%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	0.12%		0.00%		0.23%		0.00%		0.35%	0.00%	0.35%
Invesco V.I. Equity and Income Fund - Series I Shares	0.38%		0.00%		0.17%		0.01%		0.56%	-0.01%	0.55%
Invesco V.I. International Growth Fund - Series I Shares	0.71%		0.00%		0.18%		0.01%		0.90%	0.00%	0.90%
Ivy VIP Asset Strategy Portfolio - Class I	0.70%		0.00%		0.07%		0.00%		0.77%	0.00%	0.77%
Ivy VIP Energy Portfolio - Class I	0.85%		0.00%		0.19%		0.00%		1.04%	0.00%	1.04%
Ivy VIP High Income Portfolio - Class I	0.61%		0.00%		0.06%		0.01%		0.68%	0.00%	0.68%
Ivy VIP Mid Cap Growth Portfolio - Class I	0.85%		0.00%		0.05%		0.00%		0.90%	-0.05%	0.85%
Ivy VIP Science and Technology Portfolio - Class I	0.85%		0.00%		0.05%		0.00%		0.90%	0.00%	0.90%
Ivy VIP Small Cap Growth Portfolio - Class I	0.85%		0.00%		0.06%		0.00%		0.91%	-0.02%	0.89%
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	0.40%		0.00%		0.18%		0.00%		0.58%	0.00%	0.58%
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	0.42%		0.00%		0.51%		0.09%		1.02%	-0.34%	0.68%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.47%		0.00%		0.44%		0.00%		0.91%	0.00%	0.91%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	0.75%		0.00%		0.52%		0.00%		1.27%	-0.23%	1.04%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.35%		0.00%		0.55%		0.00%		0.90%	0.00%	0.90%
LVIP American Balanced Allocation Fund - Standard Class	0.25%		0.00%		0.05%		0.37%		0.67%	-0.05%	0.62%
LVIP American Growth Allocation Fund - Standard Class	0.25%		0.00%		0.05%		0.38%		0.68%	-0.05%	0.63%
LVIP Baron Growth Opportunities Fund - Standard Class	1.00%		0.00%		0.07%		0.01%		1.08%	-0.14%	0.94%
LVIP BlackRock Advantage Allocation Fund - Standard Class	0.65%		0.00%		0.47%		0.00%		1.12%	-0.39%	0.73%
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	0.72%		0.00%		0.08%		0.01%		0.81%	-0.13%	0.68%
LVIP BlackRock Global Real Estate Fund - Standard Class	0.67%		0.00%		0.10%		0.00%		0.77%	-0.01%	0.76%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.42%		0.00%		0.07%		0.00%		0.49%	0.00%	0.49%
LVIP Delaware Bond Fund - Standard Class	0.31%		0.00%		0.06%		0.00%		0.37%	0.00%	0.37%
LVIP Delaware Diversified Floating Rate Fund - Standard Class	0.58%		0.00%		0.08%		0.00%		0.66%	-0.03%	0.63%
LVIP Delaware Social Awareness Fund - Standard Class	0.38%		0.00%		0.08%		0.00%		0.46%	0.00%	0.46%
LVIP Delaware Wealth Builder Fund - Standard Class	0.63%		0.00%		0.19%		0.00%		0.82%	-0.11%	0.71%
LVIP Dimensional International Core Equity Fund - Standard Class	0.58%		0.00%		0.12%		0.00%		0.70%	-0.06%	0.64%
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	0.25%		0.00%		0.07%		0.54%		0.86%	-0.05%	0.81%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.34%		0.00%		0.07%		0.00%		0.41%	0.00%	0.41%
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	0.72%		0.00%		0.07%		0.00%		0.79%	-0.30%	0.49%
12

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	0.25%		0.00%		0.06%		0.32%		0.63%	-0.01%	0.62%
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	0.25%		0.00%		0.06%		0.13%		0.44%	-0.05%	0.39%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	0.64%		0.00%		0.10%		0.01%		0.75%	-0.01%	0.74%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	0.75%		0.00%		0.26%		0.40%		1.41%	-0.59%	0.82%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	0.25%		0.00%		0.26%		0.42%		0.93%	-0.18%	0.75%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.25%		0.00%		0.05%		0.44%		0.74%	-0.01%	0.73%
LVIP Global Income Fund - Standard Class	0.65%		0.00%		0.12%		0.01%		0.78%	-0.07%	0.71%
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.25%		0.00%		0.05%		0.45%		0.75%	-0.02%	0.73%
LVIP Government Money Market Fund - Standard Class	0.37%		0.00%		0.08%		0.00%		0.45%	0.00%	0.45%
LVIP JPMorgan High Yield Fund - Standard Class	0.63%		0.00%		0.09%		0.00%		0.72%	-0.04%	0.68%
LVIP JPMorgan Retirement Income Fund - Standard Class	0.75%		0.00%		0.13%		0.21%		1.09%	-0.37%	0.72%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	0.70%		0.00%		0.08%		0.01%		0.79%	-0.01%	0.78%
LVIP Loomis Sayles Global Growth Fund - Standard Class	0.68%		0.00%		0.18%		0.01%		0.87%	-0.09%	0.78%
LVIP MFS International Growth Fund - Standard Class	0.82%		0.00%		0.07%		0.00%		0.89%	-0.10%	0.79%
LVIP MFS Value Fund - Standard Class	0.60%		0.00%		0.07%		0.00%		0.67%	0.00%	0.67%
LVIP Mondrian International Value Fund - Standard Class	0.69%		0.00%		0.07%		0.00%		0.76%	0.00%	0.76%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	0.25%		0.00%		0.17%		0.59%		1.01%	-0.21%	0.80%
LVIP PIMCO Low Duration Bond Fund - Standard Class	0.50%		0.00%		0.08%		0.00%		0.58%	-0.04%	0.54%
LVIP SSGA Bond Index Fund - Standard Class	0.40%		0.00%		0.07%		0.00%		0.47%	-0.12%	0.35%
LVIP SSGA Conservative Index Allocation Fund - Standard Class	0.15%		0.00%		0.11%		0.30%		0.56%	-0.06%	0.50%
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	0.15%		0.00%		0.09%		0.33%		0.57%	0.00%	0.57%
LVIP SSGA Developed International 150 Fund - Standard Class	0.33%		0.00%		0.07%		0.00%		0.40%	-0.01%	0.39%
LVIP SSGA Emerging Markets 100 Fund - Standard Class	0.34%		0.00%		0.16%		0.00%		0.50%	-0.01%	0.49%
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	0.34%		0.00%		0.17%		0.00%		0.51%	-0.01%	0.50%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	0.40%		0.00%		0.06%		0.24%		0.70%	-0.10%	0.60%
LVIP SSGA International Index Fund - Standard Class	0.40%		0.00%		0.10%		0.00%		0.50%	-0.12%	0.38%
LVIP SSGA Large Cap 100 Fund - Standard Class	0.31%		0.00%		0.06%		0.00%		0.37%	-0.01%	0.36%
LVIP SSGA Mid-Cap Index Fund - Standard Class	0.27%		0.00%		0.08%		0.00%		0.35%	0.00%	0.35%
LVIP SSGA Moderate Index Allocation Fund - Standard Class	0.15%		0.00%		0.06%		0.29%		0.50%	0.00%	0.50%
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	0.15%		0.00%		0.06%		0.33%		0.54%	0.00%	0.54%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	0.15%		0.00%		0.06%		0.30%		0.51%	0.00%	0.51%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	0.15%		0.00%		0.06%		0.35%		0.56%	0.00%	0.56%
LVIP SSGA S&P 500 Index Fund - Standard Class	0.17%		0.00%		0.06%		0.00%		0.23%	0.00%	0.23%
LVIP SSGA Short-Term Bond Index Fund - Standard Class	0.28%		0.00%		0.13%		0.00%		0.41%	-0.05%	0.36%
LVIP SSGA Small-Cap Index Fund - Standard Class	0.32%		0.00%		0.08%		0.00%		0.40%	0.00%	0.40%
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	0.33%		0.00%		0.09%		0.00%		0.42%	-0.01%	0.41%
LVIP T. Rowe Price Growth Stock Fund - Standard Class	0.63%		0.00%		0.06%		0.00%		0.69%	-0.02%	0.67%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	0.68%		0.00%		0.07%		0.00%		0.75%	-0.01%	0.74%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	0.25%		0.00%		0.27%		0.51%		1.03%	-0.20%	0.83%
13

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	0.25%		0.00%		0.06%		0.06%		0.37%	-0.05%	0.32%
LVIP Vanguard International Equity ETF Fund - Standard Class	0.25%		0.00%		0.07%		0.11%		0.43%	-0.05%	0.38%
LVIP Wellington Capital Growth Fund - Standard Class	0.68%		0.00%		0.08%		0.00%		0.76%	-0.03%	0.73%
LVIP Wellington Mid-Cap Value Fund - Standard Class	0.83%		0.00%		0.09%		0.00%		0.92%	-0.09%	0.83%
LVIP Western Asset Core Bond Fund - Standard Class	0.45%		0.00%		0.06%		0.00%		0.51%	0.00%	0.51%
MFS® VIT Growth Series - Initial Class	0.71%		0.00%		0.04%		0.00%		0.75%	0.00%	0.75%
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	0.88%		0.00%		0.04%		0.00%		0.92%	-0.02%	0.90%
MFS® VIT Total Return Series - Initial Class	0.67%		0.00%		0.03%		0.00%		0.70%	-0.09%	0.61%
MFS® VIT Utilities Series - Initial Class	0.74%		0.00%		0.05%		0.00%		0.79%	0.00%	0.79%
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	0.85%		0.00%		0.48%		0.00%		1.33%	-0.46%	0.87%
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	0.45%		0.00%		1.47%		1.55%		3.47%	-0.09%	3.38%
Putnam VT Equity Income Fund - Class IA	0.47%		0.00%		0.10%		0.00%		0.57%	0.00%	0.57%
Putnam VT George Putnam Balanced Fund - Class IA	0.52%		0.00%		0.17%		0.00%		0.69%	0.00%	0.69%
Putnam VT Global Health Care Fund - Class IA	0.62%		0.00%		0.15%		0.00%		0.77%	0.00%	0.77%
Putnam VT Income Fund - Class IA	0.39%		0.00%		0.18%		0.00%		0.57%	0.00%	0.57%
Putnam VT Multi-Asset Absolute Return Fund - Class IA	0.72%		0.00%		0.63%		0.02%		1.37%	-0.45%	0.92%
QS Variable Conservative Growth - Class I	0.00%		0.00%		0.12%		0.57%		0.69%	0.00%	0.69%
SEI VP Market Growth Strategy Fund - Class II	0.10%		0.00%		0.79%		0.80%		1.69%	-0.24%	1.45%
SEI VP Market Plus Strategy Fund - Class II	0.10%		0.00%		0.75%		0.82%		1.67%	-0.17%	1.50%
Templeton Foreign VIP Fund - Class 1	0.80%		0.00%		0.05%		0.02%		0.87%	-0.02%	0.85%
Templeton Global Bond VIP Fund - Class 1	0.46%		0.00%		0.07%		0.09%		0.62%	-0.11%	0.51%
VanEck VIP Global Hard Assets Fund - Initial Class Shares	1.00%		0.00%		0.15%		0.00%		1.15%	0.00%	1.15%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	0.50%		0.00%		0.19%		0.00%		0.69%	0.00%	0.69%
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, and that i4LIFE® Advantage with the Earnings Optimizer Death Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,600	$6,152	$8,262	$10,488
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,600	$6,152	$8,262	$10,488
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For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your financial professional regarding availability.
Who can purchase this contract? This contract may be issued as part of a Fee-Based Financial Plan. A Fee-Based Financial Plan generally refers to a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services. You may be able to pay this fee by taking partial withdrawals from your Contract Value. See Additional Services for more information.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Investment Requirements? If you elect the Earnings Optimizer Death Benefit, you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invests in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts and the SAI.
What charges do I pay under the contract? We apply a product charge to the daily net asset value of the VAA for the Contract Value Death Benefit. The product charge consists of a mortality and expense risk charge and an administrative charge. See Charges and Other Deductions.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds’ investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $5 million or more, your financial professional must submit a request to our Home Office for approval. This amount takes into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
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If you elect the Earnings Optimizer Death Benefit, cumulative additional Purchase Payments after the first rider date anniversary and after the 70th birthday of the oldest Contractowner or Annuitant may not exceed $100,000 each rider year. While the rider is in effect, we reserve the right to limit future Purchase Payments after the 76th birthday of the oldest Contractowner or Annuitant. If the oldest Contractowner or Annuitant is age 70 or older at the time a Purchase Payment is made, Purchase Payments totaling $1 million or more are subject to Home Office approval ($2 million prior to May 18, 2020). This amount takes into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts with the Earnings Optimizer Death Benefit for the same Contractowner and/or Annuitant. If the Contract Value is zero, then no additional Purchase Payments will be accepted.
What is the Large Account Credit? The Large Account Credit is a credit you will receive on a quarterly basis when your Contract Value reaches a threshold of $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019). The amount of the Large Account Credit is calculated as a percentage of the value of the Subaccounts on the quarterly Valuation Date. Large Account Credits are not considered Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of your Accumulation Units to the annuity tables contained in the contract. See the SAI – Annuity Payouts for more information on how Annuity Payouts are calculated. Participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds. Your Beneficiary has options as to how the Death Benefit is paid. Alternatively, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What are the Death Benefit options available under my Contract? You may elect the Earnings Optimizer Death Benefit, for an additional charge, that provides a Death Benefit equal to the greater of 1) your current Contract Value, 2) the sum of all Purchase Payments (as adjusted for withdrawals) or 3) the current Contract Value on the date we approve the death claim, plus an amount equal to an Enhancement Rate times the lesser of contract earnings or the earnings limit, as of the date the death claim is approved for payment. The Contract Value Death Benefit is also available, which provides a Death Benefit equal to the Contract Value on the date we approve the death claim. See The Contracts – Death Benefits for a complete description of these Death Benefit options. Refer to the i4LIFE® Advantage Death Benefits for specific Death Benefit features when i4LIFE® Advantage is elected.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. During the Access Period, you have access to your Account Value, which means you have a Death Benefit and may surrender the contract or make withdrawals. The charge is imposed only during the i4LIFE® Advantage payout phase.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals and Federal Tax Matters.
Can I cancel this contract? Yes, you can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
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Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
COVID-19. The worldwide coronavirus, or COVID-19, outbreak in the first quarter of 2020 has led to an extreme downturn in and volatility of the financial markets, record-low interest rates and wide-ranging changes in consumer behavior. As the economic and regulatory environment continues to react and evolve, we cannot reasonably estimate the length or severity of this event or the impact to our results of operations, financial condition and cash flows. However, in general, a deterioration in general economic and business
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conditions can have a negative impact on contract values, investment results and claims experience, while declines in or sustained low interest rates can cause a reduction in investment income, the interest margins of our businesses and demand for our products.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-877-534-8255. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2019 financial statements of the VAA and the December 31, 2019 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-877-534-8255.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their interests within the funds; processing dividend payments; providing subaccounting services; and forwarding shareholder communications, such as proxies, shareholder reports, tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that
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such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us.
As noted above, a factor we may consider during the initial selection process is whether the fund (or an affiliate, investment adviser or distributor of the fund) being evaluated is an affiliate of ours and whether we are compensated for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, its investment adviser or its distributor.
Some funds pay us significantly more than others and the amount we receive may be substantial. We often receive more revenue from an affiliated fund than one that is not affiliated with us. These factors give us an incentive to select a fund that yields more revenue, and this is often an affiliated fund.
We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders.
We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets.
Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria. Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits, which can limit the contract’s upside participation in the markets. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your financial professional to determine which combination of investment choices and Death Benefit purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
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AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco Oppenheimer V.I. International Growth Fund (Series I Shares): Capital appreciation.
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series I Shares): Capital appreciation.
•	Invesco V.I. Balanced-Risk Allocation Fund (Series I Shares): To seek total return.
•	Invesco V.I. Comstock Fund (Series I Shares): To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
•	Invesco V.I. Diversified Dividend Fund (Series I Shares): To seek to provide reasonable current income and long-term growth of income and capital.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series I Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. Equity and Income Fund (Series I Shares): Both capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series I Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Small/Mid Cap Value Portfolio (Class A): Long-term growth of capital.
ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Alerian Energy Infrastructure Portfolio (Class I): Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index; a master-feeder fund.
•	ALPS/Red Rocks Listed Global Opportunity Portfolio (Class I): Maximize total return. (formerly ALPS/Red Rocks Listed Private Equity Portfolio)
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class I): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class I): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Asset Allocation Fund (Class 1A): High total return (including income and capital gains) consistent with preservation of capital over the long term.
•	American Funds Blue Chip Income and Growth Fund (Class 1A): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investment.
•	American Funds Capital Income Builder® (Class 1A): Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
•	American Funds Global Growth Fund (Class 1A): Long-term growth of capital.
•	American Funds Global Small Capitalization Fund (Class 1A): Long-term capital growth.
•	American Funds Growth Fund (Class 1A): Growth of capital.
•	American Funds Growth-Income Fund (Class 1A): Long-term growth of capital and income.
•	American Funds International Fund (Class 1A): Long-term growth of capital.
•	American Funds Mortgage Fund (Class 1A): To provide current income and preservation of capital.
•	American Funds New World Fund® (Class 1A): Long-term capital appreciation.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class I): High total investment return.
Columbia Funds Variable Insurance Trust, advised by Columbia Management Investment Advisors, LLC
•	Columbia VP Strategic Income Fund (Class 1): Total return, consisting of current income and capital appreciation.
Columbia Funds Variable Insurance Trust II, advised by Columbia Management Investment Advisors, LLC
•	Columbia VP Commodity Strategy Fund (Class 1): Total return.
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•	Columbia VP Emerging Markets Bond Fund (Class 1): High total return through current income and, secondarily, through capital appreciation.
Delaware VIP® Trust, advised by Delaware Management Company1
•	Delaware VIP® Diversified Income Series (Standard Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Standard Class): Long-term capital appreciation.
•	Delaware VIP® REIT Series (Standard Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Standard Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Standard Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Standard Class): Long-term capital appreciation.
•	Delaware VIP® Value Series (Standard Class): Long-term capital appreciation.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class A): Capital appreciation; a fund of funds.
Eaton Vance Variable Trust, advised by Eaton Vance Management
•	Eaton Vance VT Floating-Rate Income Fund (ADV Class): To provide a high level of current income.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Initial Class): Income and capital growth consistent with reasonable risk; a fund of funds.
•	Fidelity® VIP Contrafund® Portfolio (Initial Class): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Investor Class): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Initial Class): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Initial Class): Long-term growth of capital.
•	Fidelity® VIP Strategic Income Portfolio (Initial Class): High level of current income, and may also seek capital appreciation.
First Trust Variable Insurance Trust, advised by First Trust Advisors L.P.
•	First Trust Capital Strength Portfolio (Class II): To provide capital appreciation. This fund will be available on or about May 18, 2020. Consult your financial professional.
•	First Trust Dorsey Wright Tactical Core Portfolio (Class II): To provide total return.
•	First Trust International Developed Capital Strength Portfolio (Class II): To provide capital appreciation. This fund will be available on or about May 18, 2020. Consult your financial professional.
•	First Trust Multi Income Allocation Portfolio (Class II): To maximize current income, with a secondary objective of capital appreciation.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class II): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund
•	Franklin Allocation VIP Fund (Class 1): Capital appreciation, with income as a secondary goal, by allocating its assets among equity and fixed income investments through a variety of investment strategies.
•	Franklin Income VIP Fund (Class 1): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 1): Capital appreciation; income is a secondary consideration.
•	Franklin Rising Dividends VIP Fund (Class 1): Long-term capital appreciation; preservation of capital is also an important consideration.
•	Franklin Small Cap Value VIP Fund (Class 1): Long-term total return.
•	Franklin Small-Mid Cap Growth VIP Fund (Class 1): Long-term capital growth.
•	Templeton Foreign VIP Fund (Class 1): Long-term capital growth.
•	Templeton Global Bond VIP Fund (Class 1): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
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Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset Management, L.P.
•	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Institutional Shares): Long-term growth of capital; a fund of funds.
Ivy Funds Variable Insurance Portfolios, advised by Waddell & Reed Investment Management Company.
•	Ivy VIP Asset Strategy Portfolio (Class I): Total return.
•	Ivy VIP Energy Portfolio (Class I): Capital growth and appreciation.
•	Ivy VIP High Income Portfolio (Class I): To seek to provide total return through a combination of high current income and capital appreciation.
•	Ivy VIP Mid Cap Growth Portfolio (Class I): Growth of capital.
•	Ivy VIP Science and Technology Portfolio (Class I): Growth of capital.
•	Ivy VIP Small Cap Growth Portfolio (Class I): Growth of capital.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 1): To maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
•	JPMorgan Insurance Trust Income Builder Portfolio (Class 1): Maximize income while maintaining prospects for capital appreciation.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC
•	ClearBridge Variable Aggressive Growth Portfolio (Class I): Capital appreciation.
•	ClearBridge Variable Large Cap Growth Portfolio (Class I): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class I): Long-term growth of capital.
•	QS Variable Conservative Growth (Class I): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Balanced Allocation Fund (Standard Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP American Growth Allocation Fund (Standard Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Baron Growth Opportunities Fund (Standard Class): Capital appreciation.
•	LVIP BlackRock Advantage Allocation Fund (Standard Class): Total return.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Standard Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Real Estate Fund (Standard Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Standard Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP Delaware Bond Fund (Standard Class)[1]: Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Standard Class)[1]: Total return.
•	LVIP Delaware Social Awareness Fund (Standard Class)[1]: To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Standard Class)[1]: To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Standard Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Standard Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Standard Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Standard Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Standard Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Standard Class): Total return consistent with the preservation of capital; a fund of funds.
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•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Standard Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Standard Class): Long-term growth of capital.
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Standard Class): A balance between current income and growth of capital ,with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Standard Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Standard Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Standard Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Government Money Market Fund (Standard Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP JPMorgan High Yield Fund (Standard Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Standard Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Standard Class): Long-term capital appreciation.
•	LVIP Loomis Sayles Global Growth Fund (Standard Class): To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
•	LVIP MFS International Growth Fund (Standard Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Standard Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Standard Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Standard Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Standard Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Standard Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Standard Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets Equity Index Fund (Standard Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Standard Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA Large Cap 100 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP SSGA Mid-Cap Index Fund (Standard Class): Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Standard Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Standard Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Standard Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Standard Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
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•	LVIP SSGA Short-Term Bond Index (Standard Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price Growth Stock Fund (Standard Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Standard Class): To maximize capital appreciation.
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Standard Class): A balance between current income and growth of capital, with a greater emphasis on growth of captial; a fund of funds.
•	LVIP Vanguard Domestic Equity ETF Fund (Standard Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Standard Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Standard Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Standard Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Standard Class): Maximize total return.
Lord Abbett Series Fund, Inc., advised by Lord, Abbett & Co. LLC
•	Lord Abbett Series Fund Bond Debenture Portfolio (Class VC): To seek high current income and the opportunity for capital appreciation to produce a high total return.
•	Lord Abbett Series Fund Developing Growth Portfolio (Class VC): Long-term growth of capital.
•	Lord Abbett Series Fund Short Duration Income Portfolio (Class VC): To seek high level of income consistent with preservation of capital.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Initial Class): Capital appreciation.
•	MFS® VIT Total Return Series (Initial Class): Total return.
•	MFS® VIT Utilities Series (Initial Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II International Intrinsic Value Series (Initial Class): Capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. (VIF), advised by Morgan Stanley Investment Management, Inc.
•	Morgan Stanley VIF Global Infrastructure Portfolio (Class I): To seek both capital appreciation and current income.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT All Asset All Authority Portfolio (Institutional Class): Maximum real return, consistent with preservation of real capital and prudent investment management; a fund of funds.
This fund will be reorganized into the PIMCO VIT All Asset Portfolio on or about June 1, 2020. Consult your financial professional.
•	PIMCO VIT All Asset Portfolio (Institutional Class): Maximum real return, consistent with preservation of real capital and prudent investment management.
This fund will be available on or about June 1, 2020. Consult your financial professional.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Equity Income Fund (Class IA): Capital growth and current income.
•	Putnam VT George Putnam Balanced Fund (Class IA): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IA): Capital appreciation.
•	Putnam VT Income Fund (Class IA): High current income consistent with what the manager believes to be prudent risk.
•	Putnam VT Multi-Asset Absolute Return Fund (Class IA): To seek positive total return.
Rydex Variable Trust, advised by Security Investors, LLC.
•	Guggenheim VT Long Short Equity: Long-term capital appreciation.
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•	Guggenheim VT Multi-Hedge Strategies: To seek long-term capital appreciation with less risk than traditional equity funds.
SEI Insurance Products Trust, advised by SEI Investments Management Corporation.
•	SEI VP Market Growth Strategy Fund (Class II): To seek capital appreciation; a fund of funds.
•	SEI VP Market Plus Strategy Fund (Class II): Long-term capital appreciation; a fund of funds.
VanEck VIP Trust, advised by Van Eck Associates Corporation.
•	VanEck VIP Global Hard Assets Fund (Initial Class Shares): Long-term capital appreciation by investing primarily in hard asset securities; a fund of funds.
Virtus Variable Insurance Trust, advised by Virtus Investment Advisers, Inc.
•	Virtus Newfleet Multi-Sector Intermediate Bond Series (Class I Shares): Long-term total return.
1	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substitute fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
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In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain of the underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from product charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
Contract Value Death Benefit. For the base contract, we apply to the average daily net asset value of the Subaccounts a product charge which is equal to an annual rate of 0.35%*.
*0.10% of the product charge is attributable to an administrative charge.
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Account Fee
During the accumulation period, we will deduct an account fee of $50 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $50,000 on the contract anniversary (or date surrender). There is no account fee on contracts issued to Selling Group Individuals.
Rider Charges
Earnings Optimizer Death Benefit Charge. The current charge rate for the Earnings Optimizer Death Benefit is based on the oldest Contractowner’s or Annuitant’s age at the time the rider is elected, according to the following table:
Age at Issue	Current Annual Rate
1 – 69	0.40%
70 – 75	0.70%
The guaranteed maximum annual charge rate for the Earnings Optimizer Death Benefit is based on the oldest Contractowner’s or Annuitant’s age at the time the rider is elected, according to the following table:
Age at Issue	Guaranteed Maximum Annual Rate
1 – 69	1.40%
70 – 75	1.70%
We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. The quarterly charge equals the quarterly charge rate multiplied by the greater of the Contract Value on the Valuation Date the charge is deducted, or the sum of all Purchase Payments as adjusted for withdrawals (such result will never be less than zero). Withdrawals reduce the sum of all Purchase Payments in the same proportion that withdrawals reduce the Contract Value. Regular Income Payments under i4LIFE® Advantage do not reduce the sum of all Purchase Payments for determining the charge. The deduction of the charge will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the charge is assessed. The product charge also applies for the Contract Value Death Benefit.
The charge rate may not change prior to the 20th rider date anniversary; thereafter, the charge may change every year. Any increase or decrease will be effective on the rider anniversary date, subject to the Guaranteed Maximum Annual Rate above. We will notify you in writing of such an increase or decrease. A portion of the charge, based on the number of days the death benefit was in effect that quarter, will be deducted upon surrender of the contract or the election of any Annuity Payout option (except i4LIFE® Advantage). The charge will not be deducted upon death.
Rider Charge
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value equals the total value of all of the Contractowner’s Accumulation Units plus the Contractowner’s value in the fixed account, and will be reduced by Regular Income Payments, and any withdrawals.
The annual i4LIFE® Advantage charge rate is 0.75% for the i4LIFE® Advantage Account Value Death Benefit. During the Lifetime Income Period, the rate is 0.75%. This rate consists of a mortality and expense risk charge and an administrative charge. These charge rates replace the Separate Account Annual Expenses for the base contract. If your Contract Value had reached the $1 million threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.15% during the Lifetime Income Period. If i4LIFE® Advantage is elected at issue of the contract, i4LIFE® Advantage and the charge will begin on the contract’s effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
For purchasers of the Earnings Optimizer Death Benefit who have elected i4LIFE® Advantage, the charge for the Earnings Optimizer Death Benefit will be in addition to the charge for the i4LIFE® Advantage.
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Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
We apply an annual product charge rate of 0.35% to the daily asset value of the Subaccounts during the time you receive Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you may submit an application to our Home Office. If you purchase a contract in Florida, Nevada or Puerto Rico, you must apply for it through a financial professional authorized by us. When we receive your application, we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you directly. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your financial professional, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your financial professional’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. If the Earnings Optimizer Death Benefit is elected, the oldest Contractowner, joint owner (if applicable), or Annuitant must be under age 76. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money
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laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA and fixed account, if any, to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your financial professional and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum for Selling Group Individuals is $1,500. The minimum annual amount for additional Purchase Payments is $300. Please check with your financial professional about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $5 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
If you elect the Earnings Optimizer Death Benefit, cumulative additional Purchase Payments after the first rider date anniversary and after the 70th birthday of the oldest Contractowner or Annuitant may not exceed $100,000 each rider year. While the rider is in effect, we reserve the right to limit future Purchase Payments after the 76th birthday of the oldest Contractowner or Annuitant. If the oldest Contractowner or Annuitant is age 70 or older at the time a Purchase Payment is made, Purchase Payments totaling $1 million or more are subject to Home Office approval ($2 million prior to May 18, 2020). This amount takes into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts with the Earnings Optimizer Death Benefit for the same Contractowner and/or Annuitant. If the Contract Value is zero, then no additional Purchase Payments will be accepted.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments over a long period of time.
Large Account Credit
Contractowners will receive a Large Account Credit when your Contract Value reaches a threshold of $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019). During the first Contract Year, the Large Account Credit will apply if either the cumulative Purchase Payments (decreased by withdrawals taken since the contract effective date or Regular Income Payments under i4LIFE® Advantage) or the Contract Value (or Account Value under i4LIFE® Advantage) is equal to or greater than $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) on the quarterly Valuation Date. The amount of the Large Account Credit during the first Contract Year will be calculated by multiplying the greater of: 1) the amount of cumulative Purchase Payments (less
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any withdrawals since the contract effective date or Regular Income Payments under i4LIFE® Advantage); or 2) the value of the Subaccounts at the time of the credit, by 0.15% (0.0375% quarterly).
After the first Contract Year anniversary, the Large Account Credit will apply if the Contract Value (or Account Value under i4LIFE® Advantage) equals or exceeds $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) on the quarterly Valuation Date. The amount of the Large Account Credit will be calculated by multiplying the value of the Subaccounts at the time of the credit by 0.15% (0.0375% quarterly).
The Large Account Credit will be allocated to the Subaccounts in proportion to the Contract Value (or Account Value under i4LIFE® Advantage) in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this Large Account Credit, and in no case will the Large Account Credit be less than zero. The amount of any Large Account Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. Large Account Credits are not considered Purchase Payments.
The Large Account Credit will end on the Annuity Commencement Date or when the Lifetime Income Period begins under i4LIFE® Advantage.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
Purchase Payments received from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your financial professional will generally not be processed by us until they are received from your financial professional’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
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2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily product charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging or portfolio rebalancing. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
After the first 30 days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed or sent electronically to the Contractowner on the next Valuation Date.
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Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your financial professional’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may
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also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on your Death Benefits and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means.
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Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), portfolio rebalancing, and automatic withdrawal service (AWS). Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office or call 1-877-534-8255. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any time period between three and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to limit certain time periods or to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the two additional services (DCA and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and portfolio rebalancing running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is available for amounts allocated to the fixed account, if applicable.
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Fees Associated with Fee-Based Financial Plans. This discussion applies only to contracts that were purchased as part of a Fee-Based Financial Plan. You have purchased this contract as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. The fee for this advice is set by your financial professional, and is covered in a separate agreement between you and your financial professional. Lincoln has not made any independent review of your financial professional. You may elect to have the fee paid to your investment firm from your Contract Value (“Advisory Fee Withdrawal”), if certain conditions apply.
Partial withdrawals to pay the fee may be taken automatically by enrolling in an AWS designated specifically for this purpose. Withdrawals are available in monthly, quarterly, semi-annual, or annual frequencies. You may enroll in this service by completing the appropriate election form that is available from your financial professional. Additionally, you may authorize your financial professional to set up or change your AWS program, or to take one-time withdrawals to pay for the advisory fee. Once you have elected this service, it will continue until you instruct us in writing to terminate it. Withdrawals under this AWS option and one-time withdrawals will be noted on your quarterly statement as an Advisory Fee Withdrawal. This AWS service may not be available through all broker-dealers.
Advisory Fee Withdrawals may not impact benefits and values provided under a Death Benefit if certain criteria are met. See the Death Benefit sections of this prospectus for more information on how withdrawals affect these benefits. This Advisory Fee Withdrawal treatment may not be available in all states. Advisory Fee Withdrawals will not be treated as a distribution for federal tax purposes, if certain conditions are met. See Federal Tax Matters – Payment of Investment Advisory Fees for more information.
Asset Allocation Models
You may allocate your Purchase Payments amount a group of Subaccounts within an asset allocation model. Each model invests different percentages of Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you many change to a different asset allocation model available in the contract at any time.
Your financial professional may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your financial professional whether a model is appropriate for you. Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably no appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset claims to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate at any time. There is no charge form Lincoln for participating in a model.
The election of the Earnings Optimizer Death Benefit may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Earnings Optimizer Death Benefit.
The models were designed and prepared by Lincoln Investment Advisors Corp. (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with the investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your financial professional to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
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If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However, the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets form that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own the Earnings Optimizer Death Benefit and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. This Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. At this time, the only Death Benefit offered under the contract is the Contract Value Death Benefit, which is described below.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
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Contract Value Death Benefit. The Contract Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. No additional Death Benefit is provided.
Earnings Optimizer Death Benefit. The amount of the Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by all withdrawals (including additional withdrawals under i4LIFE® Advantage) in the same proportion that withdrawals reduce the Contract Value. Regular Income Payments under i4LIFE® Advantage reduce the sum of all Purchase Payments on a dollar for dollar basis; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate multiplied by the lesser of:
•	the contract earnings; or
•	the earnings limit.
Note: If there are no contract earnings, the Enhancement Rate will not apply to Death Benefit amounts. However, there will always be at least a Contract Value death benefit.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more that the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals(surrender charges for example) and premium taxes, if any.
Annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments or highest Contract Value. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For Annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantees.
The Enhancement Rate is 40% for all Contractowners.
Contract earnings equal:
•	the current Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the sum of all Purchase Payments, decreased by withdrawals as of the date of death (including additional withdrawals under i4LIFE® Advantage) in the same proportion that withdrawals reduce the Contract Value (such result will never be less than zero). Regular Income Payments under i4LIFE® Advantage reduce the sum of all Purchase Payments on a dollar for dollar basis (such result will never be less than zero).
The earnings limit equals 200% (as of the date of death) of:
•	the sum of all Purchase Payments, decreased by withdrawals (including additional withdrawals under i4LIFE® Advantage) in the same proportion that withdrawals reduce the Contract Value (such result will never be less than zero). Regular Income Payments under i4LIFE® Advantage do not reduce the sum of all Purchase Payments.
Availability. The Earnings Optimizer Death Benefit may not be available in all states. Please check with your financial professional regarding availability. The Earnings Optimizer Death Benefit is available for both qualified and nonqualified contracts, and can only be elected at the time the contract is purchased. If elected, the rider will be effective on the contract’s effective date. The oldest Contractowner, joint owner (if applicable), or Annuitant must be under age 76 at the time of election.
If you elect the Earnings Optimizer Death Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. See The Contracts – Investment Requirements.
The Earnings Optimizer Death Benefit may not be terminated unless you surrender the contract. In addition, the rider will terminate:
1.	on the Annuity Commencement Date;
2.	on the date the Lifetime Income Period begins under i4LIFE® Advantage;
3.	upon payment of a Death Benefit under the Earnings Optimizer Death Benefit; or
4.	at any time all Contractowners or Annuitants are changed, except when a surviving spouse elects to continue the contract as the new Contractowner without taking the increase in Contract Value, as described below.
If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Earnings Optimizer Death Benefit rider and charge will terminate, and the spouse will have the Contract Value Death Benefit.
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Alternatively, if the surviving spouse elected to continue the contract as the new Contractowner without taking the increase in Contract Value described above, the spouse may continue the Earnings Optimizer Death Benefit with no change in the way it is calculated. The rider charge rate that was in effect immediately prior to the death will continue to apply.
General Death Benefit Information
Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continued the contract, we will pay a Death Benefit to the designated Beneficiary(s) unless Earnings Optimizer Death Benefit is in effect as described above.
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	an original certified death certificate or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. If the contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the contract is a qualified contract or IRA, then the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
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To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you elect the Earnings Optimizer Death Benefit, you will be subject to Investment Requirements. These Investment Requirements will apply for the entire time your contract is in force. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected this Death Benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
We have divided the Subaccounts of your contract into groups and have specified the maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Some investment options are not available to you if you purchase this rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives.
You can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the LVIP PIMCO Low Duration Bond Fund as the default investment option, or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe these modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors, including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.
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At this time, the Subaccount groups are as follows:
Group 1 – Unlimited Subaccounts	Group 2 – Limited Subaccounts Investments cannot exceed 20% of Contract Value or Account Value	Group 3 – Unavailable Subaccounts These funds are not available if you have elected the Earnings Optimizer Death Benefit
You may allocate 100% of your Contract Value or Account Value among any Subaccount not listed in Group 2 – Limited Subaccounts and Group 3 – Unavailable Subaccounts	ALPS/Red Rocks Listed Global Opportunity PortfolioAmerican Funds New World Fund
Delaware VIP® Emerging Markets Series
DWS Alternative Asset Allocation VIP Portfolio
Eaton Vance VT Floating-Rate Income Fund
First Trust Multi-Income Allocation Portfolio
Guggenheim VT Multi-Hedge Strategies
Invesco V.I. Balanced-Risk Allocation Fund
Ivy VIP Asset Strategy Portfolio
Ivy VIP Energy Portfolio
Ivy VIP Science and Technology Portfolio
LVIP BlackRock Global Real Estate Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Income Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP Loomis Sayles Global Growth Fund
MFS® VIT Utilities Series
Morgan Stanley VIF Global Infrastructure Portfolio
PIMCO VIT All Asset All Authority Portfolio

Putnam VT Global Health Care Fund
Templeton Global Bond VIP Fund	ALPS/Alerian Energy Infrastructure Portfolio
Columbia VP Commodity Strategy Fund
Columbia VP Emerging Markets Bond Fund
Columbia VP Strategic Income Fund
Delaware VIP® REIT Series
First Trust Dorsey Wright Tactical Core Portfolio
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Guggenheim VT Long Short Equity

VanEck VIP Global Hard Assets Fund
As an alternative, to satisfy these Investment Requirements, 100% of the Contract Value may be allocated to one of the following asset allocation models: Dimensional/Vanguard Global Growth Allocation Model or Dimensional/Vanguard Moderate Allocation Model. These models are made available to you by your broker-dealer. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Advisory Fee Withdrawals
You may elect to take withdrawals from your contract to pay the advisory fees associated with your Fee-Based Financial Plan (Advisory Fee Withdrawals). This Advisory Fee Withdrawal treatment may not be available in states. You may take Advisory Fee Withdrawals of up to 1.25% annually without negatively impacting your Living Benefit Rider. Advisory Fee Withdrawals may not be available in all states and certain broker-dealers or advisory firms may not allow withdrawals to pay advisory fees, so please check with your financial professional.
Cumulative annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Living Benefit Rider. We reserve the right to increase or decrease this percentage at any time. For cumulative annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will be treated as a withdrawal under your Living Benefit Rider. Your Contract Value will be reduced by the amount of each Advisory Fee Withdrawal. The impact of Advisory Fee Withdrawals on the i4LIFE® Advantage is explained below.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different
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from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals (except for Advisory Fee Withdrawals are within the Advisory Fee Withdrawal percentage), i4LIFE® Advantage will end and your contract will terminate.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate (except an AWS service designated specifically for the purpose of Advisory Fee Withdrawals). See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option is elected by sending a written request to our Home Office.
i4LIFE® Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your financial professional regarding availability with SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Advantage must be elected by age 80 on IRA contracts or age 110 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
When you elect i4LIFE® Advantage, you will receive a Death Benefit. The Earnings Optimizer Death Benefit is available in conjunction with i4LIFE® Advantage, however, the Earnings Optimizer Death Benefit must be elected at the time the contract is purchased, regardless of when i4LIFE® Advantage is elected. An additional charge for i4LIFE® Advantage will apply. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts – i4LIFE® Advantage Death Benefit.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals, including Advisory Fee Withdrawals, or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
i4LIFE® Advantage with the Earnings Optimizer Death Benefit	Longer of 20 years or the difference between your current age and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts

Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions.
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Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year).
Once Regular Income Payments begin, they will continue until the death of the Annuitant or Secondary Life, if applicable.
AIR rates of 3%, 4%, 5%, or 6% may be available for Regular Income Payments under i4LIFE® Advantage. Certain states limit the availability of 5% or 6% AIR. See your financial professional for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable.
For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $513.71 per month ($6,164.52 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $450.93 per month ($5,411.16 annually).
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at
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a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefit
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes had been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim.
Earnings Optimizer Death Benefit. The Earnings Optimizer Death Benefit is available in conjunction with i4LIFE® Advantage, however, the Earnings Optimizer Death Benefit must be elected at the time the contract is purchased, regardless of when i4LIFE® Advantage is elected. Refer to the description of Earnings Optimizer Death Benefit in the Death Benefit section of this prospectus. All other provisions of this section will apply to Earnings Optimizer Death Benefit with i4LIFE® Advantage.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
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For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	an original certified death certificate or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments will be recalculated. Withdrawals may have tax consequences. See Federal Tax Matters.
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made.
Termination. For IRA contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Account Value Death Benefit will resume. If you have elected Earnings Optimizer Death Benefit, that charge will also resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option. The rates used to purchase any of the annuity options discussed below are shown in the contract.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available. Advisory Fee Withdrawals are not allowed after your contract is annuitized or during the Lifetime Income Period under i4LIFE® Advantage.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
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Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
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•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your financial professional. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See the Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your financial professional for further information.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender.
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Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market subaccount until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, including Advisory Fee Withdrawals, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain riders that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. Applications for the contracts will be accepted at our Home Office. The Principal Underwriter has also entered into selling agreements with Lincoln Financial Advisors Corporation, and/or Lincoln Financial Securities Corporation (collectively “LFN”), each an affiliate of ours. While the Principal Underwriter has the legal authority to make payments to LFN, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties. We pay LFD a wholesaling allowance for distribution of the contracts.
Compensation Paid to LFN. No commissions are paid to LFN in connection with the sale of this contract. However, Lincoln Life pays for the operating and other expenses of LFN, including the following sales expenses: financial professional training allowances; compensation and bonuses for LFN’s management team; advertising expenses; and all other expenses of distributing the contracts. LFN financial professionals and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN financial professionals who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts that are sold through LFN may help LFN financial professionals and/or their managers qualify for such benefits. LFN financial professionals and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Incentives or payments described above are not charged directly to contract owners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
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Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-877-534-8255.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, Large Account Credits if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Large Account Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and
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whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Large Account Credits and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal.
Payment of Investment Advisory Fees
On August 6, 2019, the IRS issued a private letter ruling (the “PLR”) to Lincoln that addressed the treatment of investment advisory fees (“Advisory Fee Withdrawals”) paid out of the cash value of a non-qualified annuity contract. The PLR concluded that if a Contractowner authorizes payment of investment advisory fees out of the cash value of the non-qualified annuity contract, the payment of those fees will not be treated as a distribution to the Contractowner. In order for this treatment to apply, the investment advisory fees must be determined based on an arms-length transaction between the Contractowner and the financial professional, and cannot exceed an amount equal to an annual rate of 1.50% of the non-qualified annuity contract’s cash value. The fees can only compensate the financial professional for investment advice provided to the Contractowner with respect to the non-qualified annuity contract, and cannot compensate the financial professional for any other services. Effective for tax year 2019 and beyond, if you have authorized Lincoln to pay fees from the cash value of your non-qualified annuity contract directly to your financial professional, Lincoln will not treat the payment of such fees as a distribution from your contract if all the conditions mentioned above are satisfied.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
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•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
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Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
The Setting Every Community Up for Retirement Enhancement (SECURE) Act of 2019
The Setting Every Community Up for Retirement Enhancement (SECURE) Act (the “SECURE Act”) was enacted on December 20, 2019. The SECURE Act made a number of significant changes to the rules that apply to qualified retirement plans and IRA’s, including the following:
•	Increased the required beginning date measuring age from 70½ to 72 for any participant or IRA owner who did not attain age 70½ prior to January 1, 2020. As a result, required minimum distributions are generally required to begin by April 1 of the year following the year in which a participant or IRA owner reached age 72.
•	Eliminated the age 70½ limit for making contributions to an IRA. Beginning in 2020, an IRA owner can make contributions to his or her IRA at any age.
•	Changed the required minimum distribution rules that apply after the death of a participant or IRA owner.
•	Created the “Qualified Birth or Adoption” exception to the 10% additional tax on early distributions.
The Coronavirus Aid, Relief, and Economic Security (CARES) Act of 2020
The Coronavirus Aid, Relief, and Economic Security (CARES) Act (the “CARES Act”) was enacted on March 27, 2020. The CARES Act includes a number of provisions that affect distributions from qualified retirement plans and IRAs, including the following:
•	Tax-favored Coronavirus Related Distributions
•	Retirement plan loan relief
•	Temporary waiver of required minimum distributions
Tax-favored Coronavirus Related Distributions
The CARES Act provides for tax-favored withdrawals, called Coronavirus Related Distributions (“CRDs”), from retirement plans and IRAs for any plan participant or IRA owner who meets certain requirements. For this purpose, an individual can receive a CRD if the participant or IRA owner can demonstrate that he or she:
•	has been diagnosed with COVID-19,
•	has a spouse or dependent who has been diagnosed with COVID-19,
•	experiences adverse financial consequences as a result of being quarantined, furloughed, laid off, or having reduced work hours.
Retirement plans that can provide CRDs are generally 401(a), 403(a) and (b), and 457(b) plans, as well as IRAs.
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CRDs are limited to $100,000 in the aggregate from all retirement plan accounts and IRAs per individual. CRDs are referred to as “tax-favored” because they are not subject to the 10% early withdrawal penalty or the 20% mandatory withholding for eligible rollover distributions, and are included in taxable income of the recipient ratably over a three-year period is so elected by the recipient. A plan participant or IRA owner may repay the CRD, up to the full amount distributed, within 3 years of the distribution. The repayment is treated as a direct trustee to trustee transfer made within 60 days to the plan or account that receives the repayment.
Any distribution taken between January 1, 2020 and December 31, 2020, will be treated as a CRD if it otherwise meets the requirements and the plan permits the distribution.
Retirement Plan Loan Relief
The CARES Act includes several provisions that affect retirement plan loans. First the maximum plan loan amounts are increased to $100,000 or 100% of the participant’s vested balance for any loan taken by an individual who meets the requirements for taking a CRD (described above) and who takes the loan within 180 days of the enactment of the CARES Act.
Second, any individual who meets the requirements for taking a CRD and who either (i) has a loan outstanding on the date the CARES Act was enacted or (ii) takes a loan after the CARES Act was enacted, can delay any loan repayment due in 2020 for 1 year.
Third, the time period in 2020 for which loan payments are suspended is not counted in the determination of the maximum 5 year period for the term of a non-residential retirement plan loan.
Temporary Waiver of Required Minimum Distributions
The CARES Act waives required minimum distributions from 401(a), 403(a) and (b), and 457(b) plans, as well as IRAs, for 2020. In addition, if a plan participant or IRA owner attained his or her required beginning date in 2019 but did not take his or her required minimum distribution prior to December 31, 2019, his or her required minimum distribution for 2019 is also waived.
As a part of this waiver, the year 2020 is not included in the calculation of any 5 or 10 year required distribution period under section 401(a)(9)(B)(ii).
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 72 or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by your “required beginning date”. Prior to the SECURE Act, the required beginning date was April 1 of the year following the year you attain age 70½ or retired. If you did not attain 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the in which you attain age 72 or retire. If you own a traditional IRA, your required beginning date under prior law was April 1 of the year following the year in which you attained age 70½. If you did not attain age 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the year in which you attain age 72. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
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Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy),
•	Distribution received as reimbursement for certain amounts paid for medical care, or
•	Distribution received for a “qualified birth or adoption” event.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
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Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate
54

to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of Large Account Credits, if applicable;
•	any rebalancing event under the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging or AWS; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security and Business Interruption Risks
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
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In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened regulatory or legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
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Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln Investor Advantage® RIA Class
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln Investor Advantage® RIA Class.
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
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Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	Contract Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
AB VPS Small/Mid Cap Value Portfolio - Class A
2017	11.647	12.670	3
2018	12.670	10.728	30
2019	10.728	12.839	37
ALPS/Alerian Energy Infrastructure Portfolio - Class I
2017	10.886	10.888	31
2018	10.888	8.834	35
2019	8.834	10.629	39
ALPS/Red Rocks Listed Private Equity Portfolio - Class I
2017	12.835	13.069	1*
2018	13.069	11.432	4
2019	11.432	15.988	4
ALPS/Stadion Core ETF Portfolio - Class I
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
ALPS/Stadion Tactical Growth Portfolio - Class I
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
American Century VP Balanced Fund - Class I
2017	10.412	11.396	6
2018	11.396	10.921	7
2019	10.921	13.043	9
American Century VP Large Company Value Fund - Class I
2017	10.006	10.634	1*
2018	10.634	9.744	51
2019	9.744	12.378	90
American Funds Asset Allocation Fund - Class 1A
2017	10.400	11.439	64
2018	11.439	10.876	202
2019	10.876	13.135	331
American Funds Blue Chip Income and Growth Fund - Class 1A
2017	10.293	11.481	12
2018	11.481	10.450	54
2019	10.450	12.637	98
American Funds Capital Income Builder® - Class 1A
2017	10.194	11.134	4
2018	11.134	10.318	179
2019	10.318	12.121	172
American Funds Global Growth Fund - Class 1A
2017	10.424	12.869	39
2018	12.869	11.667	105
2019	11.667	15.720	99
American Funds Global Small Capitalization Fund - Class 1A
2017	10.406	12.277	14
2018	12.277	10.942	15
2019	10.942	14.346	21

	Contract Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
American Funds Growth Fund - Class 1A
2017	10.496	12.505	40
2018	12.505	12.430	316
2019	12.430	16.200	381
American Funds Growth-Income Fund - Class 1A
2017	10.383	11.943	32
2018	11.943	11.689	195
2019	11.689	14.693	241
American Funds International Fund - Class 1A
2017	10.455	12.902	48
2018	12.902	11.171	207
2019	11.171	13.681	205
American Funds Mortgage Fund - Class 1A
2017	N/A	N/A	N/A
2018	9.997	10.098	48
2019	10.098	10.574	33
American Funds New World Fund® - Class 1A
2017	10.364	12.629	48
2018	12.629	10.820	128
2019	10.820	13.921	166
BlackRock Global Allocation V.I. Fund - Class I
2017	10.477	11.425	34
2018	11.425	10.550	85
2019	10.550	12.405	88
BlackRock iShares® Alternative Strategies V.I. Fund - Class I(1)
2017	10.345	10.641	1*
2018	10.641	10.875	13
2019	N/A	N/A	N/A
ClearBridge Variable Aggressive Growth Portfolio - Class I
2017	10.746	11.577	8
2018	11.577	10.574	8
2019	10.574	13.179	8
ClearBridge Variable Large Cap Growth Portfolio - Class I
2017	N/A	N/A	N/A
2018	12.130	11.358	14
2019	11.358	14.958	12
ClearBridge Variable Mid Cap Portfolio - Class I
2017	11.092	12.081	6
2018	12.081	10.531	10
2019	10.531	13.952	26
Columbia VP Commodity Strategy Fund - Class 1
2017	10.152	10.573	16
2018	10.573	9.086	18
2019	9.086	9.760	20
Columbia VP Emerging Markets Bond Fund - Class 1
2017	10.763	10.821	24
2018	10.821	10.023	30
2019	10.023	11.222	32
Columbia VP Strategic Income Fund - Class 1
2017	N/A	N/A	N/A
2018	10.557	10.489	60
2019	10.489	11.537	88
Delaware VIP® Diversified Income Series - Standard Class
2017	9.858	10.242	77
2018	10.242	9.989	82
2019	9.989	10.993	140

	Contract Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® Emerging Markets Series - Standard Class
2017	11.138	13.909	5
2018	13.909	11.670	18
2019	11.670	14.261	18
Delaware VIP® REIT Series - Standard Class
2017	9.184	9.494	17
2018	9.494	8.778	62
2019	8.778	11.092	93
Delaware VIP® Small Cap Value Series - Standard Class
2017	12.149	12.966	7
2018	12.966	10.761	113
2019	10.761	13.741	133
Delaware VIP® Smid Cap Core Series - Standard Class
2017	11.084	12.171	4
2018	12.171	10.658	32
2019	10.658	13.768	43
Delaware VIP® U.S. Growth Series - Standard Class
2017	N/A	N/A	N/A
2018	13.282	11.937	5
2019	11.937	15.137	10
Delaware VIP® Value Series - Standard Class
2017	10.476	11.558	19
2018	11.558	11.203	69
2019	11.203	13.393	70
DWS Alternative Asset Allocation VIP Portfolio - Class A
2017	10.090	10.550	20
2018	10.550	9.553	20
2019	9.553	10.917	21
Eaton Vance VT Floating-Rate Income Fund - ADV Class
2017	10.435	10.675	96
2018	10.675	10.646	208
2019	10.646	11.401	223
Fidelity® VIP Balanced Portfolio - Initial Class
2019	10.400	11.148	25
Fidelity® VIP Balanced Portfolio - Service Class 2
2019	N/A	N/A	N/A
Fidelity® VIP Contrafund® Portfolio - Initial Class
2017	10.636	12.471	17
2018	12.471	11.635	82
2019	11.635	15.256	144
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	12.657	12.764	19
Fidelity® VIP Growth Portfolio - Initial Class
2017	10.905	13.300	23
2018	13.300	13.231	51
2019	13.231	17.710	72
Fidelity® VIP Mid Cap Portfolio - Initial Class
2017	11.205	12.662	33
2018	12.662	10.783	37
2019	10.783	13.265	81
Fidelity® VIP Strategic Income Portfolio - Initial Class
2017	10.221	10.723	14
2018	10.723	10.411	112
2019	10.411	11.505	116

	Contract Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
First Trust Dorsey Wright Tactical Core Portfolio – Class II
2017	N/A	N/A	N/A
2018	12.427	10.829	3
2019	10.829	13.088	3
First Trust Multi Income Allocation Portfolio - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II
2017	N/A	N/A	N/A
2018	N/A	11.097	N/A
2019	12.253	13.382	85
Franklin Allocation VIP Fund - Class 1
2017	N/A	N/A	N/A
2018	12.132	10.748	4
2019	N/A	N/A	N/A
Franklin Income VIP Fund - Class 1
2017	10.968	11.473	1*
2018	11.473	10.965	1*
2019	10.965	12.721	3
Franklin Mutual Shares VIP Fund - Class 1
2017	11.258	11.629	8
2018	11.629	10.562	10
2019	10.562	12.938	13
Franklin Rising Dividends VIP Fund - Class 1
2017	10.622	12.247	3
2018	12.247	11.613	6
2019	11.613	14.996	19
Franklin Small Cap Value VIP Fund - Class 1
2017	11.108	12.324	5
2018	12.324	10.722	9
2019	10.722	13.541	20
Franklin Small-Mid Cap Growth VIP Fund - Class 1
2017	10.585	11.947	2
2018	11.947	11.292	18
2019	11.292	14.831	19
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares
2017	10.299	10.472	3
2018	10.472	9.732	12
2019	9.732	10.581	57
Goldman Sachs VIT Strategic Income Fund - Institutional Shares(2)
2017	N/A	N/A	N/A
2018	9.948	9.878	12
Guggenheim VT Long Short Equity
2017	11.031	11.549	18
2018	11.549	10.020	18
2019	10.020	10.538	20
Guggenheim VT Multi-Hedge Strategies
2017	10.181	10.313	20
2018	10.313	9.755	20
2019	9.755	10.208	23
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares
2017	11.188	12.102	67
2018	12.102	9.718	10
2019	9.718	12.454	20
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares
2017	11.504	12.383	3
2018	12.383	11.066	10
2019	11.066	13.947	19

	Contract Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares
2017	10.212	10.940	51
2018	10.940	10.198	56
2019	10.198	11.707	109
Invesco V.I. Comstock Fund - Series I Shares
2017	N/A	N/A	N/A
2018	14.040	11.485	3
2019	11.485	14.341	11
Invesco V.I. Diversified Dividend Fund - Series I Shares
2017	10.815	11.240	6
2018	11.240	10.353	35
2019	10.353	12.905	56
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares
2017	11.123	12.262	1*
2018	12.262	11.257	34
2019	11.257	14.448	79
Invesco V.I. Equity and Income Fund - Series I Shares
2017	11.065	12.010	4
2018	12.010	10.830	4
2019	10.830	12.990	4
Invesco V.I. International Growth Fund - Series I Shares
2017	N/A	N/A	N/A
2018	11.798	10.049	2
2019	10.049	12.875	3
Ivy VIP Asset Strategy Portfolio - Class I
2017	N/A	N/A	N/A
2018	12.040	10.887	1*
2019	10.887	13.245	1*
Ivy VIP Energy Portfolio - Class I
2017	N/A	N/A	N/A
2018	9.885	6.483	5
2019	6.483	6.702	2
Ivy VIP High Income Portfolio - Class I
2017	11.008	11.162	3
2018	11.162	10.916	47
2019	10.916	12.128	75
Ivy VIP Micro Cap Growth Portfolio - Class I(3)
2017	10.809	11.640	9
2018	11.640	13.896	12
2019	N/A	N/A	N/A
Ivy VIP Mid Cap Growth Portfolio - Class I
2017	N/A	N/A	N/A
2018	13.237	12.503	82
2019	12.503	17.229	103
Ivy VIP Science and Technology Portfolio - Class I
2017	12.895	13.502	11
2018	13.502	12.783	22
2019	12.783	19.090	22
Ivy VIP Small Cap Growth Portfolio - Class I
2018	13.708	12.188	13
2019	12.188	15.021	13
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
2017	9.869	10.074	48
2018	10.074	10.044	60
2019	10.044	10.827	138
JPMorgan Insurance Trust Income Builder Portfolio - Class 1
2017	10.485	11.155	5
2018	11.155	10.601	5
2019	10.601	12.102	29

	Contract Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
2017	10.531	11.163	47
2018	11.163	10.677	87
2019	10.677	12.061	116
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
2017	10.895	12.712	2
2018	12.712	13.286	27
2019	13.286	17.446	39
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
2017	10.111	10.197	80
2018	10.197	10.278	173
2019	10.278	10.760	222
LVIP American Balanced Allocation Fund - Standard Class
2017	10.332	11.407	28
2018	11.407	10.906	107
2019	10.906	12.746	165
LVIP American Growth Allocation Fund - Standard Class
2017	11.287	11.729	6
2018	11.729	11.104	6
2019	11.104	13.198	207
LVIP Baron Growth Opportunities Fund - Standard Class
2017	11.372	12.526	1*
2018	12.526	12.022	8
2019	12.022	16.379	16
LVIP BlackRock Advantage Allocation Fund - Standard Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
2017	N/A	N/A	N/A
2018	12.999	11.290	3
2019	11.290	13.342	19
LVIP BlackRock Global Real Estate Fund - Standard Class
2017	9.189	10.076	21
2018	10.076	9.203	84
2019	9.203	11.456	96
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
2017	10.006	10.186	36
2018	10.186	10.178	163
2019	10.178	10.740	164
LVIP BlackRock Multi-Asset Income Fund - Standard Class(4)
2017	10.542	10.578	1*
2018	10.578	10.522	5
2019	N/A	N/A	N/A
LVIP Delaware Bond Fund - Standard Class
2017	9.757	10.140	56
2018	10.140	10.021	157
2019	10.021	10.905	352
LVIP Delaware Diversified Floating Rate Fund - Standard Class
2017	10.142	10.298	5
2018	10.298	10.290	6
2019	10.290	10.726	6
LVIP Delaware Social Awareness Fund - Standard Class
2017	11.205	12.171	4
2018	12.171	11.575	4
2019	11.575	15.223	11

	Contract Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Delaware Wealth Builder Fund - Standard Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Standard Class
2017	10.646	12.998	34
2018	12.998	10.679	228
2019	10.679	12.860	283
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	11.542	12.828	6
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
2017	11.053	12.726	95
2018	12.726	11.756	151
2019	11.756	15.243	242
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
2017	10.951	12.664	7
2018	12.664	11.403	145
2019	11.403	14.638	194
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
2017	N/A	N/A	N/A
2018	12.834	11.511	1*
2019	11.511	13.716	14
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class
2017	9.805	10.021	111
2018	10.021	9.971	335
2019	9.971	10.679	533
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
2017	N/A	N/A	N/A
2018	12.258	11.350	3
2019	11.350	12.758	4
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	12.215	12.610	15
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
2017	10.564	11.674	5
2018	11.674	10.897	17
2019	10.897	12.580	44
LVIP Global Income Fund - Standard Class
2017	9.802	10.179	8
2018	10.179	10.337	8
2019	10.337	10.994	23
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
2017	10.496	11.508	4
2018	11.508	10.845	4
2019	10.845	12.431	130
LVIP Goldman Sachs Income Builder Fund - Standard Class
2017	N/A	N/A	N/A
2018	10.835	10.468	46
2019	N/A	N/A	N/A
LVIP Government Money Market Fund - Standard Class
2017	9.993	10.002	60
2018	10.002	10.106	439
2019	10.106	10.251	445

	Contract Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP JPMorgan High Yield Fund - Standard Class
2017	10.415	10.914	18
2018	10.914	10.566	57
2019	10.566	11.896	141
LVIP JPMorgan Retirement Income Fund - Standard Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	11.677	12.172	1*
LVIP Loomis Sayles Global Growth Fund - Standard Class
2018	10.351	9.112	1*
2019	9.112	11.860	4
LVIP MFS International Growth Fund - Standard Class
2017	12.204	12.666	1*
2018	12.666	11.582	41
2019	11.582	14.723	66
LVIP MFS Value Fund - Standard Class
2017	10.912	12.077	118
2018	12.077	10.832	135
2019	10.832	14.016	187
LVIP Mondrian International Value Fund - Standard Class
2017	N/A	N/A	N/A
2018	11.256	10.777	4
2019	10.777	12.699	10
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Standard Class
2017	10.103	10.178	55
2018	10.178	10.259	258
2019	10.259	10.568	293
LVIP SSGA Bond Index Fund - Standard Class
2017	9.961	9.971	22
2018	9.971	9.904	201
2019	9.904	10.683	389
LVIP SSGA Conservative Index Allocation Fund - Standard Class
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Standard Class
2017	10.287	10.978	8
2018	10.978	10.391	33
2019	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Standard Class
2017	12.299	13.091	1*
2018	13.091	11.058	9
2019	11.058	12.718	15
LVIP SSGA Emerging Markets 100 Fund - Standard Class
2017	11.128	12.426	42
2018	12.426	10.859	165
2019	10.859	11.644	161
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class
2018	N/A	N/A	N/A
2019	10.840	11.841	29

	Contract Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
2017	10.530	11.614	4
2018	11.614	10.627	4
2019	10.627	12.258	3
LVIP SSGA International Index Fund - Standard Class
2017	11.030	12.503	64
2018	12.503	10.752	173
2019	10.752	13.027	183
LVIP SSGA Large Cap 100 Fund - Standard Class
2017	11.512	12.983	3
2018	12.983	11.500	12
2019	11.500	14.588	107
LVIP SSGA Mid-Cap Index Fund - Standard Class
2017	11.270	12.715	35
2018	12.715	11.230	98
2019	11.230	14.079	149
LVIP SSGA Moderate Index Allocation Fund - Standard Class
2018	N/A	N/A	N/A
2019	11.314	11.421	5
LVIP SSGA Moderate Structured Allocation Fund - Standard Class
2017	11.279	11.520	1*
2018	11.520	10.662	66
2019	10.662	12.385	62
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
2018	N/A	N/A	N/A
2019	10.088	11.489	2
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
2017	11.759	11.781	9
2018	11.781	10.778	9
2019	10.778	12.612	9
LVIP SSGA S&P 500 Index Fund - Standard Class
2017	10.871	12.524	188
2018	12.524	11.901	748
2019	11.901	15.559	808
LVIP SSGA Short-Term Bond Index Fund - Standard Class
2018	9.997	10.064	4
2019	10.064	10.510	65
LVIP SSGA Small-Cap Index Fund - Standard Class
2017	11.138	12.589	85
2018	12.589	11.119	186
2019	11.119	13.854	195
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
2017	11.283	12.006	2
2018	12.006	10.354	7
2019	10.354	12.364	15
LVIP T. Rowe Price Growth Stock Fund - Standard Class
2017	11.037	13.465	37
2018	13.465	13.268	104
2019	13.268	17.328	143
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
2017	11.207	12.490	63
2018	12.490	12.064	12
2019	12.064	16.518	41
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A

	Contract Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
2017	N/A	N/A	N/A
2018	12.262	11.726	63
2019	11.726	15.224	182
LVIP Vanguard International Equity ETF Fund - Standard Class
2017	N/A	N/A	N/A
2018	13.069	10.773	73
2019	10.773	13.119	179
LVIP Wellington Capital Growth Fund - Standard Class
2017	12.858	12.958	1*
2018	12.958	13.088	56
2019	13.088	18.440	73
LVIP Wellington Mid-Cap Value Fund - Standard Class
2017	11.737	12.046	3
2018	12.046	10.259	17
2019	10.259	13.351	30
LVIP Western Asset Core Bond Fund - Standard Class
2017	10.086	10.225	13
2018	10.225	10.084	220
2019	10.084	11.102	353
MFS® VIT Growth Series - Initial Class
2017	10.575	12.736	18
2018	12.736	13.031	68
2019	13.031	17.939	72
MFS® VIT II International Intrinsic Value Portfolio - Initial Class
2017	10.425	12.233	51
2018	12.233	11.034	53
2019	11.034	13.848	68
MFS® VIT Total Return Series - Initial Class
2017	10.421	11.297	13
2018	11.297	10.626	12
2019	10.626	12.747	12
MFS® VIT Utilities Series - Initial Class
2017	10.458	11.074	6
2018	11.074	11.152	8
2019	11.152	13.899	16
Morgan Stanley VIF Global Infrastructure Portfolio - Class I
2017	10.373	10.936	21
2018	10.936	10.042	22
2019	10.042	12.839	21
PIMCO VIT All Asset All Authority Portfolio - Institutional Class
2017	N/A	N/A	N/A
2018	10.768	10.371	1*
2019	10.371	11.061	3
Putnam VT Equity Income Fund - Class IA
2019	11.077	11.415	12
Putnam VT George Putnam Balanced Fund - Class IA
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	12.669	14.159	18
Putnam VT Global Health Care Fund - Class IA
2017	10.232	10.650	7
2018	10.650	10.582	17
2019	10.582	13.770	20
Putnam VT Income Fund - Class IA
2017	N/A	N/A	N/A
2018	10.334	10.371	4
2019	10.371	11.600	21

	Contract Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Putnam VT Multi-Asset Absolute Return Fund - Class IA
2017	10.411	10.724	1*
2018	10.724	9.885	1*
2019	9.885	10.435	6
QS Variable Conservative Growth - Class I
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
SEI VP Market Growth Strategy Fund - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
SEI VP Market Plus Strategy Fund - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Templeton Foreign VIP Fund - Class 1
2017	N/A	N/A	N/A
2018	12.137	10.253	2
2019	10.253	11.529	4
Templeton Global Bond VIP Fund - Class 1
2017	10.800	10.606	78
2018	10.606	10.803	214
2019	10.803	11.008	259
VanEck VIP Global Hard Assets Fund - Initial Class Shares
2017	9.507	10.366	11
2018	10.366	7.409	13
2019	7.409	8.259	15
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares
2017	10.233	10.720	74
2018	10.720	10.414	47
2019	10.414	11.507	65
Virtus Rampart Equity Trend Series - Class I Shares(5)
2017	N/A	N/A	N/A
*	The numbers of accumulation units less than 1000 were rounded up to one.
1	The BlackRock iShares® Alternative Strategies V.I Fund was liquidated on August 31, 2018.
2	The Goldman Sachs VIT Strategic Income Fund was liquidated on April 27, 2018.
3	Effective November 5, 2018, the Ivy VIP Micro Cap Growth Portfolio was reorganized into the Ivy VIP Small Cap Growth Portfolio.
4	The LVIP BlackRock Multi-Asset Income Fund was liquidated on November 16, 2018.
5	The Virtus Rampart Equity Trend Series was liquidated on June 28, 2018.

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Lincoln Investor Advantage® RIA Class
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln Investor Advantage® RIA Class prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2020. You may obtain a copy of the Lincoln Investor Advantage® RIA Class prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-877-534-8255.

This SAI is not a prospectus.
The date of this SAI is May 1, 2020.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln Life Variable Annuity Account N, as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. Applications for the contracts are accepted at our Home Office. The Principal Underwriter also offers the contracts through registered representatives who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. LFD, acting as Principal Underwriter, paid $485,694,075, $561,871,495 and $532,013,638 to LFN and Selling Firms in 2017, 2018 and 2019 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through investment professionals who offer investment advice for a fee. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section of Charges and Other Deductions, any applicable account fee may be reduced or waived.
Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
B-2

•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue
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the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case
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may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or
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permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2019 financial statements of the VAA and the December 31, 2019 consolidated financial statements of Lincoln Life appear on the following pages.
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The Lincoln National Life Insurance Company

Consolidated Financial Statements

December 31, 2019 and 2018

Report of Independent Registered Public Accounting Firm

To the Stockholder and the Board of Directors of The Lincoln National Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company (the “Company”) as of December 31, 2019 and 2018, the related consolidated statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2019, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (the “PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1966.

Philadelphia, Pennsylvania

March 13, 2020

1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2019	2018
ASSETS
Investments:
Fixed maturity available-for-sale securities, at fair value
(amortized cost: 2019 – $93,307; 2018 – $91,219)	$103,773	$92,787
Trading securities	4,602	1,869
Equity securities	103	99
Mortgage loans on real estate	16,244	13,190
Policy loans	2,460	2,491
Derivative investments	1,911	1,081
Other investments	2,565	1,962
Total investments	131,658	113,479
Cash and invested cash	1,879	1,848
Deferred acquisition costs and value of business acquired	7,745	10,308
Premiums and fees receivable	464	568
Accrued investment income	1,109	1,087
Reinsurance recoverables	19,164	19,826
Reinsurance related embedded derivatives	-	188
Funds withheld reinsurance assets	542	563
Goodwill	1,778	1,782
Other assets	18,106	16,663
Separate account assets	153,571	132,833
Total assets	$336,016	$299,145

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$35,717	$33,884
Other contract holder funds	97,422	90,573
Short-term debt	609	288
Long-term debt	2,414	2,401
Reinsurance related embedded derivatives	375	-
Funds withheld reinsurance liabilities	5,566	4,860
Payables for collateral on investments	5,077	4,786
Other liabilities	13,680	13,201
Separate account liabilities	153,571	132,833
Total liabilities	314,431	282,826

Contingencies and Commitments (See Note 14)

Stockholder’s Equity
Common stock – 10,000,000 shares authorized, issued and outstanding	11,312	11,237
Retained earnings	4,437	4,423
Accumulated other comprehensive income (loss)	5,836	659
Total stockholder’s equity	21,585	16,319
Total liabilities and stockholder’s equity	$336,016	$299,145

See accompanying Notes to Consolidated Financial Statements

2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2019	2018	2017
Revenues
Insurance premiums	$5,277	$4,362	$3,018
Fee income	6,247	5,733	5,369
Net investment income	4,962	4,844	4,760
Realized gain (loss):
Total other-than-temporary impairment losses on securities	(28)	(7)	(18)
Portion of loss recognized in other comprehensive income	13	-	-
Net other-than-temporary impairment losses on securities recognized in earnings	(15)	(7)	(18)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(813)	(85)	(438)
Total realized gain (loss)	(828)	(92)	(456)
Amortization of deferred gain on business sold through reinsurance	27	4	18
Other revenues	507	507	439
Total revenues	16,192	15,358	13,148
Expenses
Interest credited	2,754	2,589	2,558
Benefits	7,585	6,144	4,818
Commissions and other expenses	5,065	4,583	3,967
Interest and debt expense	145	136	126
Strategic digitization expense	66	76	43
Impairment of intangibles	-	-	905
Total expenses	15,615	13,528	12,417
Income (loss) before taxes	577	1,830	731
Federal income tax expense (benefit)	(37)	257	(1,287)
Net income (loss)	614	1,573	2,018
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	5,173	(3,314)	1,547
Funded status of employee benefit plans	4	2	(2)
Total other comprehensive income (loss), net of tax	5,177	(3,312)	1,545
Comprehensive income (loss)	$5,791	$(1,739)	$3,563

See accompanying Notes to Consolidated Financial Statements

3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2019	2018	2017
Common Stock
Balance as of beginning-of-year	$11,237	$10,713	$10,696
Capital contributions from Lincoln National Corporation	50	500	-
Stock compensation/issued for benefit plans	25	24	17
Balance as of end-of-year	11,312	11,237	10,713

Retained Earnings
Balance as of beginning-of-year	4,423	4,405	3,342
Cumulative effect from adoption of new accounting standards	-	(644)	-
Net income (loss)	614	1,573	2,018
Dividends paid to Lincoln National Corporation	(600)	(911)	(955)
Balance as of end-of-year	4,437	4,423	4,405

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	659	3,327	1,782
Cumulative effect from adoption of new accounting standards	-	644	-
Other comprehensive income (loss), net of tax	5,177	(3,312)	1,545
Balance as of end-of-year	5,836	659	3,327
Total stockholder’s equity as of end-of-year	$21,585	$16,319	$18,445

See accompanying Notes to Consolidated Financial Statements

4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2019	2018	2017
Cash Flows from Operating Activities
Net income (loss)	$614	$1,573	$2,018
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Trading securities purchases, sales and maturities, net	(2,522)	(120)	120
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	(448)	(108)	(17)
Premiums and fees receivable	104	(87)	34
Accrued investment income	(22)	(6)	19
Future contract benefits and other contract holder funds	(918)	1,105	(2,062)
Reinsurance related assets and liabilities	(277)	(1,233)	1,001
Accrued expenses	89	(99)	86
Federal income tax accruals	(282)	65	(1,502)
Cash management agreement	(1,115)	329	(277)
Realized (gain) loss	828	92	456
Amortization of deferred gain on business sold through reinsurance	(27)	(4)	(18)
Impairment of intangibles	-	-	905
Other	343	88	91
Net cash provided by (used in) operating activities	(3,633)	1,595	854
Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(14,927)	(12,406)	(9,887)
Sales of available-for-sale securities and equity securities	6,771	3,191	1,773
Maturities of available-for-sale securities	6,426	6,348	5,790
Purchase of common stock in acquisition, net of cash acquired	-	(1,410)	-
Sale of business, net	-	(12)	-
Purchases of alternative investments	(433)	(314)	(357)
Sales and repayments of alternative investments	131	178	184
Proceeds from affiliate transfer of alternative investments	-	-	66
Issuance of mortgage loans on real estate	(4,218)	(2,920)	(2,047)
Repayment and maturities of mortgage loans on real estate	1,144	1,048	1,145
Issuance and repayment of policy loans, net	32	20	49
Net change in collateral on investments, derivatives and related settlements	349	654	(374)
Other	(259)	(191)	(123)
Net cash provided by (used in) investing activities	(4,984)	(5,814)	(3,781)
Cash Flows from Financing Activities
Capital contribution from Lincoln National Corporation	50	500	-
Payment of long-term debt, including current maturities	(28)	(13)	(290)
Issuance of long-term debt, net of issuance costs	28	13	75
Issuance (payment) of short-term debt	321	278	(270)
Proceeds from sale-leaseback transactions	-	88	62
Payment related to sale-leaseback transactions	(83)	-	-
Proceeds from certain financing arrangements	107	-	-
Deposits of fixed account values, including the fixed portion of variable	16,049	13,616	10,775
Withdrawals of fixed account values, including the fixed portion of variable	(5,800)	(5,957)	(5,764)
Transfers to and from separate accounts, net	(1,362)	(2,469)	(1,787)
Common stock issued for benefit plans	(34)	(25)	(29)
Dividends paid to Lincoln National Corporation	(600)	(911)	(955)
Net cash provided by (used in) financing activities	8,648	5,120	1,817
Net increase (decrease) in cash, invested cash and restricted cash	31	901	(1,110)
Cash, invested cash and restricted cash as of beginning-of-year	1,848	947	2,057
Cash, invested cash and restricted cash as of end-of-year	$1,879	$1,848	$947

See accompanying Notes to Consolidated Financial Statements

5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

The Lincoln National Life Insurance Company (“LNL” or the “Company,” which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Parent Company”), is domiciled in the state of Indiana.  We own 100% of the outstanding common stock of two insurance company subsidiaries, Lincoln Life & Annuity Company of New York (“LLANY”) and Lincoln Life Assurance Company of Boston (“LLACB”).  We also own several non-insurance companies, including Lincoln Financial Distributors, our wholesale distributor, and Lincoln Financial Advisors Corporation, part of LNC’s retail distributor, Lincoln Financial Network.  LNL’s principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels.  LNL is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 21 for additional information.

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities (“VIEs”) in which we are the primary beneficiary.  As discussed in Note 3, on May 1, 2018, LNC and LNL completed the acquisition of Liberty Life Assurance Company of Boston (“Liberty Life”), which effective September 1, 2019, was renamed Lincoln Life Assurance Company of Boston.  We use the equity method of accounting to recognize all of our investments in limited liability partnerships.  All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes.  A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest.  We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders.  We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE.  If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain investments and derivatives, other-than-temporary impairment (“OTTI”) and asset valuation allowances, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

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Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

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Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

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Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

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Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Fixed Maturity Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as fixed maturity AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our fixed maturity AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.  For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all fixed maturity AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.  For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

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The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our fixed maturity AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
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Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

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State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•	Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

Fixed Maturity AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be other-than-temporary.

For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income (“OCI”) to unrealized OTTI on fixed maturity AFS securities on our Consolidated Statements of Stockholder’s Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

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When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
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The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the fixed maturity AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
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Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

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When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.  Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our fixed maturity AFS securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our fixed maturity AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Trading Securities

Trading securities consist of fixed maturity securities in designated portfolios, some of which support modified coinsurance (“Modco”) and coinsurance with funds withheld (“CFW”) reinsurance agreements.  Investment results for the portfolios that support Modco and CFW reinsurance agreements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance agreements.  Trading securities are carried at fair value, and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance agreements are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

Equity Securities

Equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.  Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares.  We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the equity security.  Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities.  When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset.  Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models.  The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

Alternative Investments

Alternative investments, which consist primarily of investments in limited partnerships (“LPs”), are included in other investments on our Consolidated Balance Sheets.  We account for our investments in LPs using the equity method to determine the carrying value.  Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships’ general partners.  As a result, our private equity investments are generally on a three-month delay and our hedge funds are on a one-month delay.  In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year.  Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

Payables for Collateral on Investments

When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash or non-cash collateral received.  This liability is included within payables for collateral on investments on our Consolidated Balance Sheets.  Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

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Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial and residential mortgage loans and are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy for commercial mortgage loans is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  Our policy for residential mortgage loans is to report loans that are 90 or more days past due, which equates to three or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectible are charged against the valuation allowance, and subsequent recoveries, if any, are credited to the valuation allowance.

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio.  The valuation allowance includes specific valuation allowances for loans that are deemed to be impaired as well as general valuation allowances for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a specific valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.  Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  General valuation allowances are primarily based on loss history adjusted for current conditions.

Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses.  Our periodic evaluation of the adequacy of the valuation allowances is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Our commercial loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate.  We believe all of the commercial loans in our portfolio share three primary risks:  borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our commercial mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a valuation allowance.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase a valuation allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our commercial mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Our residential loan portfolio is primarily comprised of first lien mortgages secured by existing residential real estate.  In contrast to the commercial mortgage loan portfolio, residential mortgage loans are primarily smaller-balance homogenous loans that share similar risk characteristics.  Therefore, these pools of loans are collectively evaluated for inherent credit losses.  Such evaluations consider numerous factors, including, but not limited to borrower credit scores, collateral values, loss forecasts, geographic location, delinquency rates and economic trends.  These evaluations and assessments are revised as conditions change and new information becomes available, which can cause the valuation allowances to increase or decrease over time as such evaluations are revised.  Residential mortgage loan pools exclude loans that have been impaired as those loans are evaluated individually using the evaluation framework for specific valuation allowances described above.

For residential mortgage loans, our primary credit quality indicator is whether the loan is performing or nonperforming.  We generally define nonperforming residential mortgage loans as those that are 90 or more days past due and/or in nonaccrual status.  There is generally a higher risk of experiencing credit losses when a residential mortgage loan is nonperforming.

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Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Real Estate

Real estate includes both real estate held for the production of income and real estate held-for-sale.  Real estate held for the production of income is carried at cost less accumulated depreciation.  Depreciation is calculated on a straight-line basis over the estimated useful life of the asset.  We periodically review properties held for the production of income for impairment.  Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.  Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale.  Real estate is not depreciated while it is classified as held-for-sale.  Also, valuation allowances are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes.  The embedded derivative is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

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Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated lower lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as fixed maturity AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include, but are not limited to, capital markets, investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We and our insurance subsidiaries enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity.  When we apply reinsurance accounting, premiums, benefits and DAC amortization are reported net of insurance ceded on our Consolidated Statements of Comprehensive Income (Loss).  Amounts currently recoverable, such as ceded reserves, are reported in reinsurance recoverables and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on our Consolidated Balance Sheets.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to our insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, if there is a contractual right of offset.

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk.  This accounting treatment results in amounts paid or received by our insurance subsidiaries to be considered on deposit with the reinsurer and such amounts are reported in other assets and other liabilities, respectively, on our Consolidated Balance Sheets.  As amounts are paid or received, consistent with the underlying contracts, deposit assets or liabilities are adjusted.

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Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issuance costs associated with line-of-credit arrangements, operating lease right-of-use (“ROU”) assets, finance lease assets, certain financing arrangements and other prepaid expenses.  Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds, long-term operating lease liabilities, finance lease liabilities, certain financing arrangements, deferred gain on business sold through reinsurance and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include guaranteed living benefit (“GLB”) features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.  Specifically identifiable intangible assets also includes the value of customer relationships acquired (“VOCRA”) and value of distribution agreements (“VODA”) that were acquired through our business combination during 2018.  The carrying values of VOCRA and VODA are amortized using a straight line basis over their weighted average life of 20 years and 13 years, respectively.  See Note 10 for more information regarding specifically identifiable intangible assets acquired.

Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  Certain assets on our Consolidated Balance Sheets are related to finance leases and certain financing arrangements and are depreciated in a manner consistent with our current depreciation policy for owned assets.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

Effective January 1, 2019, we adopted Accounting Standards Update (“ASU”) 2016-02, which resulted in a new measurement and recognition of our long-term operating leases on our Consolidated Balance Sheets.  We lease office space and certain equipment under various long-term lease agreements.  We determine if an arrangement is a lease at inception.  Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the

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commencement date.  Our leases do not provide an implicit rate; therefore, we use our incremental borrowing rate at the commencement date in determining the present value of future payments.  The ROU asset is calculated using the lease liability carrying amount, plus or minus prepaid/accrued lease payments, minus the unamortized balance of lease incentives received, plus unamortized initial direct costs.  Lease terms used to calculate our lease obligation include options when we are reasonably certain that we will exercise such options.  Our lease agreements may contain both lease and non-lease components, which are accounted for separately.  Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.  See Notes 2 and 14 for additional information.

Other assets includes deferred losses on business sold through reinsurance attributable to our 2012 and 2014 reinsurance transactions where we ceded closed blocks of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), a wholly-owned subsidiary of LNC.  We are recognizing the losses related to these transactions over a period of 30 years.

Other liabilities includes deferred gains on business sold through reinsurance.  During 2009, we completed a reinsurance transaction whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company, a wholly-owned subsidiary of LNC.  We are recognizing the gain related to this transaction over a period of 15 years.  During 2012, we completed a reinsurance transaction whereby we ceded a closed block of UL contracts with secondary guarantees to LNBAR.  We are recognizing the gain related to the transaction over a period of 30 years.  During 2013, we completed a reinsurance transaction whereby we ceded a closed block of UL contracts with secondary guarantees to LNBAR.  During 2019, we amended the 2013 reinsurance transaction by recapturing the underlying base policy from LNBAR while continuing to cede the associated riders.  We are recognizing the gain related to this transaction over the expected life of the underlying business, or 20 years.  Effective October 1, 2018, we entered into an annuity reinsurance agreement with Athene Holding Ltd. (“Athene”).  We are recognizing the gain related to this transaction over the period over which the majority of account values are expected to run off, or 20 years.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that may include various types of guaranteed death benefit (“GDB”), guaranteed withdrawal benefit (“GWB”) and guaranteed income benefit (“GIB”) features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80.  The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 6, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 49 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well as the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that are equal to deposits net of withdrawals, excluding surrender charges and fees, plus interest credited, and if applicable an additional reserve for other insurance benefit guarantees.  The liabilities for future insurance contract benefits and claim reserves for traditional life

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policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 12.75%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).

The liability for future claim reserves for long-term disability contracts for incurred and reported claims are calculated based on assumptions as to interest, claim resolution rates and offsets for other insurance including social security.  Claim resolution rate assumptions and social security offsets are based on our actual experience.  The interest rate assumptions used for discounting claim reserves are based on projected portfolio yield rates, after consideration for defaults and investment expenses, for assets supporting the liabilities.  The incurred but not reported claim reserves are based on our experiences as to the reporting lags and ultimate loss experience.  Claim reserves are subject to revision as current claim experience and projections of future factors affecting claim experience change.  Claim reserves do not include a provision for adverse deviation.

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  As of December 31, 2019 and 2018, participating policies comprised less than 1% of the face amount of business in force, and dividend expenses were $51 million, $56 million and $57 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Consolidated Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Borrowed Funds

Our short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less.  Long-term borrowings have contractual or expected maturities greater than one year.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

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Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned or advisory services are provided.  Wholesaling-related 12b-1 fees received from separate account fund sponsors as compensation for servicing the underlying mutual funds are recorded as revenues based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers.  Net investment advisory fees related to asset management of certain separate account funds are recorded as revenues based on a contractual percentage of the customer’s managed assets over the period advisory services are provided.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group insurance products consist primarily of term life, disability and dental.

Net Investment Income

We earn investment income on the underlying general account investments supporting our fixed products less related expenses.  Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and fixed maturity AFS securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of fees attributable to broker-dealer services recorded as performance obligations are met, either at the time of sale or over time based on a contractual percentage of customer account values, changes in the market value of our seed capital investments, and proceeds from reinsurance recaptures.  The broker-dealer services primarily relate to our retail sales network and consist

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of commission revenue for the sale of non-affiliated securities recorded on a trade date basis and advisory fee income.  Advisory fee income is asset-based revenues recorded as earned based on a contractual percentage of customer account values.  Other revenues earned by our Group Protection segment consist of fees from administrative services performed, which are recognized as performance obligations are met over the terms of the underlying agreements.

Interest Credited

We credit interest to our contract holder account balances based on the contractual terms supporting our products.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Strategic Digitization Expense

Strategic digitization expense consists primarily of costs related to our enterprise-wide digitization initiative.

Pension and Other Postretirement Benefit Plans

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

In general, we expense the fair value of stock awards included in our incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost. We classify certain stock awards as liabilities.  For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period.  Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Interest and Debt Expense

Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method.  In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

Income Taxes

LNC files a U.S. consolidated income tax return that includes us and LNC’s other eligible subsidiaries.  Ineligible subsidiaries file separate individual corporate tax returns.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.  Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance.  In evaluating the need for a valuation allowance, we consider many factors, including:  the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.

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2.  New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new ASUs issued by the FASB and the impact of the adoption on our financial statements. ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-02, Leases and all related amendments

This standard establishes a new accounting model for leases.  Lessees will recognize most leases on the balance sheet as a ROU asset and a related lease liability.  The lease liability is measured as the present value of the lease payments over the lease term with the ROU asset measured at the lease liability amount and including adjustments for certain lease incentives and initial direct costs.  Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current GAAP.  This ASU permits a modified retrospective adoption approach that includes a number of optional practical expedients that entities may elect upon adoption.  Early adoption is permitted.

January 1, 2019

We adopted this standard and all related amendments, which resulted in the recognition of $171 million in ROU assets and $176 million in operating lease liabilities reported in other assets and other liabilities, respectively, on our Consolidated Balance Sheets as of January 1, 2019.  Comparative periods continue to be measured and presented under historical guidance, and only the period of adoption is subject to this ASU.  Also, on transition, we have elected not to reassess: 1) whether expired or existing contracts contain a lease under the new definition of a lease; 2) lease classification for expired or existing leases; and 3) whether previously capitalized initial direct costs would qualify for capitalization under this ASU.  Additionally, there is not a significant difference in our pattern of lease expense recognition under this ASU, and there is no impact on cash flows.  For more information, see Note 1.

ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities

These amendments require an entity to shorten the amortization period for certain callable debt securities held at a premium so that the premium is amortized to the earliest call date.  Early adoption is permitted, and the ASU requires adoption under a modified retrospective basis through a cumulative effect adjustment to the beginning balance of retained earnings.

January 1, 2019

We adopted the provisions of this ASU, which did not result in a change to our existing practices; therefore, no cumulative effect adjustment was recorded.  As such, there was no impact on our consolidated financial condition and results of operations.

ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities

These amendments change both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.  These amendments retain the threshold of highly effective for hedging relationships, remove the requirement to bifurcate between the portions of the hedging relationship that are effective and ineffective, record hedge item and hedging instrument results in the same financial statement line item, require quantitative assessment initially for all hedging relationships unless the hedging relationship meets the definition of either the shortcut method or critical terms match method and allow the contractual specified index rate to be designated as the hedged risk in a cash flow hedge of interest rate risk of a variable rate financial instrument.  These amendments also eliminate the benchmark interest rate concept for variable rate instruments.  Early adoption is permitted.

January 1, 2019

We adopted the provisions of this ASU, which did not have an impact on our consolidated financial condition and results of operations.  This ASU does result in our modification of certain hedge documentation and effectiveness methods, which we have reflected in applicable disclosures in Note 6.

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Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-13, Measurement of Credit Losses on Financial Instruments and related amendments

These amendments adopt a new model in ASC Topic 326 to measure and recognize credit losses for most financial assets.  The ASU requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected over the life of the asset using an allowance for credit losses. Changes in the allowance are charged to earnings.  The measurement of expected credit losses is based on relevant information about past events, including historical experience, as well as current economic conditions and reasonable and supportable forecasts that affect the collectability of the financial asset.  The method used to measure estimated credit losses for fixed maturity AFS securities will be unchanged from current GAAP; however, the amendments require credit losses to be recognized through an allowance rather than as a reduction to the amortized cost of those securities.  The amendments will permit entities to recognize improvements in credit loss estimates on fixed maturity AFS securities by reducing the allowance account immediately through earnings.  The amendments will be adopted through a cumulative effect adjustment to the beginning balance of retained earnings as of the first reporting period in which the amendments are effective.  Early adoption is permitted for annual periods beginning after December 15, 2018, and interim periods therein.

January 1, 2020

The adoption of this standard and related amendments will result in the recognition of a cumulative effect adjustment that is not expected to be material to our retained earnings, to record allowances for credit losses as of the date of adoption, primarily related to commercial and residential mortgage loans, as well as reinsurance recoverables.

ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, Topic 815, Derivatives and Hedging and Topic 825, Financial Instruments

These amendments clarify the measurement, recognition and presentation of the allowance for credit losses on accrued interest receivable balances; the inclusion of recoveries when estimating the allowance for credit losses; the inclusion of all ASC Topic 944 – Financial Services – Insurance reinsurance recoverables within the scope of ASC 326-20; and provide additional targeted clarifications on the calculation of the allowance for credit losses.

These amendments also make targeted clarifications to ASC Topics 815 and 825.  Early adoption is permitted.

January 1, 2020

Our adoption of ASU 2016-13 and related amendments is discussed above.  The adoption of the remainder of this guidance will not have a material impact on our consolidated financial condition and results of operations.

ASU 2019-05, Financial Instruments – Credit Losses (Topic 326): Targeted Transition Relief

The amendments provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments – Credit Losses – Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments – Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of ASC Topic 326.

January 1, 2020

We will recognize a cumulative effect increase to retained earnings of approximately $14 million, after-tax, to elect the fair value option for certain mortgage loans in connection with our adoption of ASC Topic 326.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts and related amendments

These amendments make changes to the accounting and reporting for long-duration contracts issued by an insurance entity that will significantly change how insurers account for long-duration contracts, including how they measure, recognize and make disclosures about insurance liabilities and DAC.  Under this ASU, insurers will be required to review cash flow assumptions at least annually and update them if necessary.  They also will have to make quarterly updates to the discount rate assumptions they use to measure the liability for future policyholder benefits.  The ASU creates a new category of market risk benefits (i.e., features that protect the contract holder from capital market risk and expose the insurer to that risk) that insurers will have to measure at fair value.  The ASU provides various transition methods by topic that entities may elect upon adoption.  The ASU is currently effective January 1, 2022, and early adoption is permitted.

		January 1, 2022	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations.

3.  Acquisition

On May 1, 2018, LNC and LNL completed the acquisition from Liberty Mutual Insurance Company of 100% of the capital stock of Liberty Life, an operator of a group benefits business (the “Liberty Group Business”) and an individual life and individual and group annuity business (the “Liberty Life Business”).  The acquisition expanded the scale and capabilities of the Group Protection business while further diversifying the Company’s sources of earnings.

In connection with the acquisition and pursuant to the Master Transaction Agreement (“MTA”), dated January 18, 2018, which is attached as Exhibit 10.3 to this Form 10-K, Liberty Life sold the Liberty Life Business on May 1, 2018, by entering into reinsurance agreements and related ancillary documents (including administrative services agreements and transition services agreements) with Protective Life Insurance Company and its wholly-owned subsidiary, Protective Life and Annuity Insurance Company (together with Protective Life Insurance Company, “Protective”), providing for the reinsurance and administration of the Liberty Life Business.

We recognized $85 million of acquisition-related costs, pre-tax, for the year ended December 31, 2018.  These costs were included in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

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In the year following the May 1, 2018 acquisition date, we adjusted assets acquired by $(5) million and liabilities acquired by $23 million for an increase in goodwill of $28 million.  Under the terms of the MTA, a final balance sheet will be agreed upon at a later date.  The following table presents the adjusted fair values (in millions) of the net assets acquired related to the Liberty Group Business:

Adjusted
Fair Value
Assets
Investments	$2,493
Mortgage loans on real estate	658
Cash and invested cash	107
Reinsurance recoverables	76
Premiums and fees receivable	83
Accrued investment income	24
Other intangible assets acquired	640
Other assets acquired	142
Separate account assets	99
Total assets acquired	$4,322

Liabilities
Future contract benefits	$2,930
Other contract holder funds	46
Other liabilities acquired	140
Separate account liabilities	99
Total liabilities assumed	$3,215

Net identifiable assets acquired	$1,107
Goodwill	410
Net assets acquired	$1,517

Financial Information

Since the acquisition date of May 1, 2018, the revenues and net income of the business acquired have been included in our Consolidated Statements of Comprehensive Income (Loss) in the Group Protection segment and were $1.5 billion and $36 million, respectively, for the period ended December 31, 2018.

The following unaudited pro forma condensed consolidated results of operations of the Company assume that the acquisition of Liberty Life was completed on January 1, 2017 (in millions):

	For the Years Ended
	December 31,
	2018	2017
Revenue	$16,097	$15,080
Net income	1,642	2,034

Pro forma adjustments include the revenue and net income of the acquired business for each period as well as amortization of identifiable intangible assets acquired and the fair value adjustment to acquired insurance reserves and investments.  Other pro forma adjustments include the impact of reflecting acquisition and integration costs and investment expenses directly attributable to the business combination in 2017 instead of in 2018.  Pro forma adjustments do not include retrospective adjustments to defer and amortize acquisition costs as would be recorded under our accounting policy.

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4.  Variable Interest Entities

Unconsolidated VIEs

Reinsurance Related Notes

Effective October 1, 2017, our captive reinsurance subsidiary, the Lincoln Reinsurance Company of Vermont VI, restructured the $275 million, long-term surplus note which was originally issued to a non-affiliated VIE in October 2015 in exchange for two corporate bond AFS securities of like principal and duration.  The activities of the VIE are primarily to acquire, hold and issue notes and loans and to pay and collect interest on the notes and loans.  The outstanding principal balance of the long-term surplus note is variable in nature; moving concurrently with any variability in the face amount of the corporate bond AFS securities.  We have concluded that we are not the primary beneficiary of the non-affiliated VIE because we do not have power over the activities that most significantly affect its economic performance.  As of December 31, 2019, the principal balance of the long-term surplus note was zero and we do not currently have any exposure to this VIE.

Structured Securities

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager.  These structured securities include our RMBS, CMBS, CLOs and CDOs.  We have not provided financial or other support with respect to these VIEs other than our original investment.  We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits.  Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments.  We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets.  For information about these structured securities, see Note 5.

Limited Partnerships and Limited Liability Companies

We invest in certain LPs and limited liability companies (“LLCs”), including qualified affordable housing projects, that we have concluded are VIEs.  We do not hold any substantive kick-out or participation rights in the LPs and LLCs, and we do not receive any performance fees or decision maker fees from the LPs and LLCs.  Based on our analysis of the LPs and LLCs, we are not the primary beneficiary of the VIEs as we do not have the power to direct the most significant activities of the LPs and LLCs.

The carrying amounts of our investments in the LPs and LLCs are recognized in other investments on our Consolidated Balance Sheets and were $1.9 billion and $1.7 billion as of December 31, 2019 and 2018, respectively.  Included in these carrying amounts are our investments in qualified affordable housing projects, which were $13 million and $20 million as of December 31, 2019 and 2018, respectively.  We do not have any contingent commitments to provide additional capital funding to these qualified affordable housing projects.  We receive returns from these qualified affordable housing projects in the form of income tax credits and other tax benefits, which are recognized in federal income tax expense (benefit) on our Consolidated Statements of Comprehensive Income (Loss) and were $2 million and $1 million for the years ended December 31, 2019 and 2018, respectively.

Our exposure to loss is limited to the capital we invest in the LPs and LLCs, and there have been no indicators of impairment that would require us to recognize an impairment loss related to the LPs and LLCs as of December 31, 2019.

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5.  Investments

Fixed Maturity AFS Securities

The amortized cost, gross unrealized gains, losses and OTTI and fair value of fixed maturity AFS securities (in millions) were as follows:

	As of December 31, 2019
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$78,875	$9,071	$172	$(5)	$87,779
U.S. government bonds	355	48	-	-	403
State and municipal bonds	4,605	1,087	7	-	5,685
Foreign government bonds	326	62	-	-	388
RMBS	2,820	179	9	(18)	3,008
CMBS	1,038	45	1	(1)	1,083
ABS	4,803	62	17	(35)	4,883
Hybrid and redeemable preferred securities	485	79	20	-	544
Total fixed maturity AFS securities	$93,307	$10,633	$226	$(59)	$103,773

	As of December 31, 2018
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$78,837	$2,871	$2,167	$(8)	$79,549
U.S. government bonds	361	27	2	-	386
State and municipal bonds	4,498	703	17	-	5,184
Foreign government bonds	402	42	-	-	444
RMBS	3,099	113	61	(13)	3,164
CMBS	810	6	16	(3)	803
ABS	2,644	45	30	(19)	2,678
Hybrid and redeemable preferred securities	568	44	33	-	579
Total fixed maturity AFS securities	$91,219	$3,851	$2,326	$(43)	$92,787

(1)	Includes unrealized (gains) and losses on credit-impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2019, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$2,714	$2,699
Due after one year through five years	15,022	15,578
Due after five years through ten years	17,440	18,854
Due after ten years	49,470	57,668
Subtotal	84,646	94,799
Structured securities (RMBS, CMBS, ABS)	8,661	8,974
Total fixed maturity AFS securities	$93,307	$103,773

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

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The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of fixed maturity AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2019
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$2,827	$44	$1,381	$131	$4,208	$175
State and municipal bonds	316	7	18	-	334	7
RMBS	471	9	15	-	486	9
CMBS	48	1	4	-	52	1
ABS	1,791	8	300	9	2,091	17
Hybrid and redeemable
preferred securities	29	1	102	19	131	20
Total fixed maturity AFS securities	$5,482	$70	$1,820	$159	$7,302	$229

Total number of fixed maturity AFS securities in an unrealized loss position						882

	As of December 31, 2018
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$30,947	$1,464	$7,023	$704	$37,970	$2,168
U.S. government bonds	70	1	23	1	93	2
State and municipal bonds	376	7	92	10	468	17
RMBS	436	9	796	55	1,232	64
CMBS	470	11	82	5	552	16
ABS	1,237	23	239	16	1,476	39
Hybrid and redeemable
preferred securities	94	6	131	27	225	33
Total fixed maturity AFS securities	$33,630	$1,521	$8,386	$818	$42,016	$2,339

Total number of fixed maturity AFS securities in an unrealized loss position						3,360

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The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of fixed maturity AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2019
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$15	$5	$-	7
Six months or greater, but less than nine months	10	3	-	4
Twelve months or greater	130	74	-	31
Total	$155	$82	$-	42

	As of December 31, 2018
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$389	$122	$1	44
Six months or greater, but less than nine months	96	49	-	11
Nine months or greater, but less than twelve months	11	8	-	2
Twelve months or greater	138	70	8	32
Total	$634	$249	$9	89

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on fixed maturity AFS securities decreased by $2.1 billion for the year ended December 31, 2019.  As discussed further below, we believe the unrealized loss position as of December 31, 2019, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities.

Based upon this evaluation as of December 31, 2019, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums, fee income and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2019, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each temporarily-impaired security.

As of December 31, 2019, the unrealized losses associated with our MBS and ABS were attributable primarily to widening credit spreads and rising interest rates since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each temporarily-impaired security.

As of December 31, 2019, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each temporarily-impaired security.

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Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$337	$358	$411
Increases attributable to:
Credit losses on securities for which an
OTTI was not previously recognized	13	5	13
Credit losses on securities for which an
OTTI was previously recognized	2	2	7
Decreases attributable to:
Securities sold, paid down or matured	(148)	(28)	(73)
Balance as of end-of-year	$204	$337	$358

During 2019, 2018 and 2017, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on fixed maturity AFS securities.

Determination of Credit Losses on Corporate Bonds

As of December 31, 2019 and 2018, we reviewed our corporate bond portfolio for potential shortfalls in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near-term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Credit ratings express opinions about the credit quality of a security.  Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor’s (“S&P”) Rating Services or Baa3 or higher by Moody’s Investors Service (“Moody’s”), are generally considered by the rating agencies and market participants to be low credit risk.  As of December 31, 2019 and 2018, 96% of the fair value of our corporate bond portfolio was rated investment grade.  As of December 31, 2019 and 2018, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $3.1 billion and a fair value of $3.1 billion and $2.9 billion, respectively.  Based upon the analysis discussed above, we believed as of December 31, 2019 and 2018, that we would recover the amortized cost of each corporate bond.

Determination of Credit Losses on MBS and ABS

As of December 31, 2019 and 2018, default rates were projected by considering underlying MBS and ABS loan performance and collateral type.  Projected default rates on existing delinquencies vary depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity, with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level loss severity, we derive the future expected credit losses.

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Trading Securities

Trading securities at fair value (in millions) consisted of the following:

	As of December 31,
	2019	2018
Fixed maturity securities:
Corporate bonds	$2,877	$1,559
U.S. government bonds	45	43
State and municipal bonds	16	16
Foreign government bonds	45	23
RMBS	169	78
CMBS	163	7
ABS	1,238	121
Hybrid and redeemable preferred securities	49	22
Total trading securities	$4,602	$1,869

The portion of the market adjustment for trading gains and losses recognized in realized gain (loss) that relate to trading securities still held as of December 31, 2019, 2018 and 2017, was $(225) million, $(55) million and $8 million, respectively.

Mortgage Loans on Real Estate

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31, 2019			As of December 31, 2018
	Commercial	Residential	Total	Commercial	Residential	Total
Current	$15,525	$659	$16,184	$12,959	$230	$13,189
30 to 59 days past due	3	27	30	-	9	9
60 to 89 days past due	-	10	10	-	1	1
90 or more days past due	-	16	16	-	-	-
Valuation allowance	-	(2)	(2)	-	-	-
Unamortized premium (discount)	(17)	23	6	(17)	8	(9)
Total carrying value	$15,511	$733	$16,244	$12,942	$248	$13,190

As of December 31, 2019, we had 38 residential mortgage loans that were either delinquent or in foreclosure.  As of December 31, 2018, we had no loans that were either delinquent or in foreclosure.

For our commercial mortgage loans, there was one specifically identified impaired loan with a carrying value of less than $1 million as of December 31, 2019. There were no specifically identified impaired commercial mortgage loans as of December 31, 2018.

For our residential mortgage loans, there were four specifically identified impaired loans with an aggregate carrying value of $1 million as of December 31, 2019.  There were no specifically identified impaired residential mortgage loans as of December 31, 2018.  The general allowance established on residential mortgage loans was $2 million and less than $1 million as of December 31, 2019 and 2018, respectively.

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio.  The valuation allowance includes specific valuation allowances for loans that are deemed to be impaired as well as general valuation allowances for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss has occurred.

The changes in the valuation allowance associated with impaired commercial mortgage loans on real estate (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Valuation Allowance
Balance as of beginning-of-year	$-	$3	$2
Additions	-	-	1
Charge-offs, net of recoveries	-	(3)	-
Balance as of end-of-year	$-	$-	$3

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Additional information related to impaired commercial mortgage loans on real estate (in millions) was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Average carrying value for impaired commercial
mortgage loans on real estate	$-	$5	$6
Interest income recognized on impaired commercial
mortgage loans on real estate	-	1	-
Interest income collected on impaired commercial
mortgage loans on real estate	-	1	-

As described in Note 1, we use loan-to-value and debt-service coverage ratios as credit quality indicators for our commercial mortgage loans on real estate (dollars in millions) as follows:

	As of December 31, 2019			As of December 31, 2018
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
Loan-to-Value Ratio	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$14,121	91.0%	2.35	$11,656	90.1%	2.30
65% to 74%	1,389	9.0%	1.88	1,234	9.5%	1.76
75% to 100%	1	0.0%	1.09	52	0.4%	1.03
Total	$15,511	100.0%		$12,942	100.0%

As described in Note 1, we use loan performance status as the primary credit quality indicator for our residential mortgage loans on real estate (dollars in millions) as follows:

	As of December 31, 2019		As of December 31, 2018
	Carrying	% of	Carrying	% of
Performance Indicator	Value	Total	Value	Total
Performing	$716	97.7%	$247	99.6%
Nonperforming	17	2.3%	1	0.4%
Total	$733	100.0%	$248	100.0%

Our commercial mortgage loan portfolio is geographically diversified with the largest concentrations in California, which accounted for 24% and 23% of commercial mortgage loans on real estate as of December 31, 2019 and 2018, respectively, and Texas, which accounted for 11% and 12% of commercial mortgage loans on real estate as of December 31, 2019 and 2018, respectively.

Our residential mortgage loan portfolio is geographically diversified with the largest concentrations in California, which accounted for 34% of residential mortgage loans on real estate as of December 31, 2019 and 2018, and Florida, which accounted for 20% and 19% of residential mortgage loans on real estate as of December 31, 2019 and 2018, respectively.

Alternative Investments

As of December 31, 2019 and 2018, alternative investments included investments in 256 and 234 different partnerships, respectively, and the portfolios represented approximately 1% of our total investments.

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Net Investment Income

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Fixed maturity AFS securities	$4,214	$4,129	$4,048
Equity AFS securities	-	-	12
Trading securities	187	79	88
Equity securities	4	4	-
Mortgage loans on real estate	626	492	433
Real estate	1	1	1
Policy loans	128	122	134
Invested cash	33	23	11
Commercial mortgage loan prepayment
and bond make-whole premiums	115	78	138
Alternative investments	24	222	165
Consent fees	7	4	6
Other investments	27	24	5
Investment income	5,366	5,178	5,041
Investment expense	(404)	(334)	(281)
Net investment income	$4,962	$4,844	$4,760

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Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Fixed maturity AFS securities:
Gross gains	$44	$36	$17
Gross losses	(70)	(80)	(43)
Gross OTTI	(15)	(7)	(20)
Equity AFS securities:
Gross gains	-	-	6
Gain (loss) on other investments (1)	(15)	(15)	(10)
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(13)	(22)	(21)
Total realized gain (loss) related to certain investments	(69)	(88)	(71)
Realized gain (loss) on the mark-to-market on certain
instruments (2)	(426)	251	(155)
Indexed annuity and IUL contracts net derivatives results: (3)
Gross gain (loss)	(80)	(51)	(22)
Associated amortization of DAC, VOBA, DSI and DFEL	2	12	(2)
GLB fees ceded to LNBAR and attributed fees:
Gross gain (loss)	(223)	(184)	(174)
Associated amortization of DAC, VOBA, DSI and DFEL	(32)	(32)	(32)
Total realized gain (loss)	$(828)	$(92)	$(456)

(1)	Includes market adjustments on equity securities still held of $(4) million and $(17) million for the years ended December 31, 2019 and 2018, respectively.
(2)

Represents changes in the fair values of certain derivative investments (not including those associated with our variable and indexed annuity and indexed variable universal life insurance (“IUL”) contracts net derivatives results), reinsurance related embedded derivatives and trading securities.  See Notes 1 and 9 for information regarding Modco.

(3)

Represents the net difference between the change in fair value of the index options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL contracts along with changes in the fair value of embedded derivative liabilities related to index options we may purchase or sell in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.

Details underlying write-downs taken as a result of OTTI that were recognized in net income (loss) and included in realized gain (loss) on fixed maturity AFS securities above and the portion of OTTI recognized in OCI (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
OTTI Recognized in Net Income (Loss)
Fixed maturity AFS securities:
Corporate bonds	$(13)	$(5)	$(13)
State and municipal bonds	-	-	(1)
RMBS	(1)	(1)	(2)
CMBS	-	-	(2)
ABS	(1)	(1)	(2)
Gross OTTI recognized in net income (loss)	(15)	(7)	(20)
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	2
Net OTTI recognized in net income (loss)	$(15)	$(7)	$(18)

OTTI Recognized in OCI
Gross OTTI recognized in OCI	$14	$-	$-
Change in DAC, VOBA, DSI and DFEL	(1)	-	-
Net OTTI recognized in OCI	$13	$-	$-

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Payables for Collateral on Investments

The carrying value of the payables for collateral on investments included on our Consolidated Balance Sheets and the fair value of the related investments or collateral (in millions) consisted of the following:

	As of December 31, 2019		As of December 31, 2018
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$1,383	$1,383	$616	$616
Securities pledged under securities lending agreements (2)	114	110	88	85
Securities pledged under repurchase agreements (3)	-	-	152	157
Investments pledged for Federal Home Loan Bank of
Indianapolis (“FHLBI”) (4)	3,580	5,480	3,930	5,923
Total payables for collateral on investments	$5,077	$6,973	$4,786	$6,781

(1)

We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  See Note 6 for additional information.

(2)

Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively.  We value collateral daily and obtain additional collateral when deemed appropriate.  The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.

(3)

Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  The collateral requirements are generally 80% to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary.  The cash received in our repurchase program is typically invested in fixed maturity AFS securities.  As of December 31, 2019, we were not participating in any open repurchase agreements.

(4)

Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets.  The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate.  The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2019	2018	2017
Collateral payable for derivative investments	$767	$(85)	$(112)
Securities pledged under securities lending agreements	26	(134)	5
Securities pledged under repurchase agreements	(152)	(379)	1
Investments pledged for FHLBI	(350)	1,030	(450)
Total increase (decrease) in payables for collateral on investments	$291	$432	$(556)

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We have elected not to offset our securities lending and repurchase agreements transactions in our financial statements.  The remaining contractual maturities of securities lending and repurchase agreements transactions accounted for as secured borrowings (in millions) were as follows:

	As of December 31, 2019
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater Than 90 Days	Total
Securities Lending
Corporate bonds	$114	$-	$-	$-	$114
Total gross secured borrowings	$114	$-	$-	$-	$114

	As of December 31, 2018
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater Than 90 Days	Total
Securities Lending
Corporate bonds	$88	$-	$-	$-	$88
Repurchase Agreements
Corporate bonds	-	-	-	152	152
Total gross secured borrowings	$88	$-	$-	$152	$240

We accept collateral in the form of securities in connection with repurchase agreements.  In instances where we are permitted to sell or re-pledge the securities received, we report the fair value of the collateral received and a related obligation to return the collateral in the financial statements.  In addition, we receive securities in connection with securities borrowing agreements which we are permitted to sell or re-pledge.  As of December 31, 2019, the fair value of all collateral received that we are permitted to sell or re-pledge was $25 million.  As of December 31, 2019, we have re-pledged $25 million of this collateral to cover initial margin and over-the-counter collateral requirements on certain derivative investments.

Investment Commitments

As of December 31, 2019, our investment commitments were $2.0 billion, which included $1.0 billion of LPs, $544 million of mortgage loans on real estate and $407 million of private placement securities.

Concentrations of Financial Instruments

As of December 31, 2019 and 2018, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $1.3 billion and $1.4 billion, respectively, or 1% of total investments, and our investments in securities issued by the Federal National Mortgage Association with a fair value of $1.0 billion and $1.2 billion, respectively, or 1% of total investments.  These concentrations include fixed maturity AFS, trading and equity securities.

As of December 31, 2019 and 2018, our most significant investments in one industry were our investments in securities in the financial services industry with a fair value of $18.2 billion and $16.0 billion, respectively, or 14% of total investments, and our investments in securities in the consumer non-cyclical industry with a fair value of $15.4 billion and $14.3 billion, respectively, or 12% and 13%, respectively, of total investments.  These concentrations include fixed maturity AFS, trading and equity securities.

6.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, basis risk and credit risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 20 for additional disclosures related to the fair value of our derivative instruments and Note 4 for derivative instruments related to our consolidated VIEs.

We adopted ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, in 2019.  See Note 2 for additional information.

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Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchases of certain assets.

We also use forward-starting interest rate swaps to hedge the interest rate exposure within our life products related to the forecasted purchases of certain assets.

Interest Rate Cap Corridors

We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts.  Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate.  For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate.  The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate.  There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

Interest Rate Futures

We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Interest Rate Swap Agreements

We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges to hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the fair value of certain fixed maturity securities due to interest rate risks.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Currency Futures

We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products.  Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

Foreign Currency Swaps

We use foreign currency swaps to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

We also use foreign currency swaps designated and qualifying as cash flow hedges to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies.

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Foreign Currency Forwards

We use foreign currency forwards to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency forward is a contractual agreement to exchange one currency for another at specified dates in the future at a specified current exchange rate.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500 and Other Indices

We use call options to hedge the liability exposure on certain options in variable annuity products.

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the Standard & Poor's 500 Index (“S&P 500”) and other indices. Contract holders may elect to rebalance index options at renewal dates. At the end of each indexed term, which can be up to 6 years, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We use call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Consumer Price Index Swaps

We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products.  Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

Equity Futures

We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Put Options

We use put options to hedge the liability exposure on certain options in variable annuity products.  Put options are contracts that require the seller to pay the buyer at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

Total Return Swaps

We use total return swaps to hedge the liability exposure on certain options in variable annuity products.

In addition, we use total return swaps to hedge a portion of the liability related to our deferred compensation plans.  We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

Credit Contracts

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

Credit Default Swaps – Buying Protection

We use credit default swaps to hedge the liability exposure on certain options in variable annuity products.

We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

Credit Default Swaps – Selling Protection

We use credit default swaps to hedge the liability exposure on certain options in variable annuity products.

We sell credit default swaps to offer credit protection to contract holders and investors.  The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

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Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We are exposed to risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features.  These GLB features are reinsured among various reinsurance counterparties on either a Modco or coinsurance basis.  We cede a portion of the GLB features to LNBAR on a funds withheld Modco basis.  The funds withheld arrangement includes a dynamic hedging strategy designed to mitigate selected risks. Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the changes in embedded derivative GLB reserves assumed by LNBAR caused by those same factors.  The hedge positions are rebalanced based upon changes in these factors as needed.  While we actively manage the hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve assumed by LNBAR due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.  However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 or other indices.  Contract holders may elect to rebalance index options at renewal dates.  At the end of each indexed term, which can be up to 6 years, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We use options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Reinsurance Related Embedded Derivatives

We have certain Modco and coinsurance with funds withheld reinsurance agreements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance agreements.

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We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2019			As of December 31, 2018
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$1,174	$108	$12	$1,528	$33	$9
Foreign currency contracts (1)	2,874	191	51	2,326	167	39
Total cash flow hedges	4,048	299	63	3,854	200	48
Fair value hedges:
Interest rate contracts (1)	546	-	202	553	-	137
Non-Qualifying Hedges
Interest rate contracts (1)	112,921	1,082	219	100,628	464	138
Foreign currency contracts (1)	262	1	3	47	-	-
Equity market contracts (1)	43,283	1,442	664	30,273	676	162
Credit contracts (1)	55	-	-	-	-	-
Embedded derivatives:
GLB direct (2)	-	450	-	-	123	-
GLB ceded (2) (3)	-	60	510	-	72	196
Reinsurance related (4)	-	-	375	-	188	-
Indexed annuity and IUL contracts (2) (5)	-	927	2,585	-	902	1,305
Total derivative instruments	$161,115	$4,261	$4,621	$135,355	$2,625	$1,986

(1)	Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other assets on our Consolidated Balance Sheets.
(3)	Reported in other liabilities on our Consolidated Balance Sheets.
(4)	Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)	Reported in future contract benefits on our Consolidated Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2019
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$11,341	$53,011	$20,948	$28,841	$500	$114,641
Foreign currency contracts (2)	218	383	961	1,473	101	3,136
Equity market contracts	27,594	7,720	3,762	13	4,194	43,283
Credit contracts	-	55	-	-	-	55
Total derivative instruments
with notional amounts	$39,153	$61,169	$25,671	$30,327	$4,795	$161,115

(1)	As of December 31, 2019, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was November 24, 2021.
(2)	As of December 31, 2019, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was February 26, 2050.

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The following amounts (in millions) were recorded on the Consolidated Balance Sheets related to cumulative basis adjustments for fair value hedges:

As of December 31, 2019

Cumulative
Fair Value Hedging
Adjustment Included
	Amortized Cost	in the Amortized
	of the Hedged	Cost of the Hedged
	Assets (Liabilities)	Assets (Liabilities)
Line Items in which the Hedged Items are Recorded
Fixed maturity AFS securities, at fair value	$776	$202

The change in our unrealized gain (loss) on derivative instruments within accumulated other comprehensive income (loss) (“AOCI”) (in millions) was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$119	$27	$93
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period:
Cumulative effect from adoption of
new accounting standard	-	6	-
Cash flow hedges:
Interest rate contracts	73	(4)	43
Foreign currency contracts	108	44	20
Change in foreign currency exchange rate adjustment	(52)	111	(137)
Change in DAC, VOBA, DSI and DFEL	(5)	(14)	1
Income tax benefit (expense)	(26)	(29)	26
Less:
Reclassification adjustment for gains (losses)
included in net income (loss):
Cash flow hedges:
Interest rate contracts (1)	3	4	4
Foreign currency contracts (1)	35	27	18
Foreign currency contracts (2)	9	-	9
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	(3)	(2)
Income tax benefit (expense)	(9)	(6)	(10)
Balance as of end-of-year	$181	$119	$27

(1)	The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	The OCI offset is reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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The effects of qualifying and non-qualifying hedges (in millions) on the Consolidated Statements of Comprehensive Income (Loss) were as follows:

	Gain (Loss)
	Recognized in Income
	For the Year Ended
	December 31, 2019
	Realized	Net
	Gain	Investment
	(Loss)	Income
Total Line Items in which the Effects of Fair Value
or Cash Flow Hedges are Recorded	$(828)	$4,962

Qualifying Hedges
Gain or (loss) on fair value hedging relationships:
Interest rate contracts:
Hedged items	-	63
Derivatives designated as hedging instruments	-	(63)
Gain or (loss) on cash flow hedging relationships:
Interest rate contracts:
Amount of gain or (loss) reclassified from AOCI into income	-	3
Foreign currency contracts:
Amount of gain or (loss) reclassified from AOCI into income	9	35

Non-Qualifying Hedges
Interest rate contracts	982	-
Foreign currency contracts	(1)	-
Equity market contracts	(137)	-
Embedded derivatives:
GLB	1	-
Reinsurance related	(626)	-
Indexed annuity and IUL contracts	(742)	-

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The gains (losses) on derivative instruments (in millions) recorded within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended
	December 31,
	2018	2017
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$4	$4
Foreign currency contracts (1)	27	18
Foreign currency contracts (2)	-	9
Total cash flow hedges	31	31
Fair value hedges:
Interest rate contracts (1)	(14)	(23)
Interest rate contracts (2)	37	7
Total fair value hedges	23	(16)
Non-Qualifying Hedges
Interest rate contracts (2)	(149)	103
Foreign currency contracts (2)	5	-
Equity market contracts (2)	445	(1,427)
Equity market contracts (3)	(17)	28
Credit contracts (3)	-	1
Embedded derivatives:
GLB(2)	(1)	-
Reinsurance related (2)	292	(141)
Indexed annuity and IUL contracts (2)	81	(400)
Total derivative instruments	$710	$(1,821)

(1)	Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3)	Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) recognized as a component of OCI (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

	For the Years Ended
	December 31,
	2018	2017
Offset to net investment income	4	22
Offset to realized gain (loss)	27	9

As of December 31, 2019, $45 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.  This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2019 and 2018, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

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As of December 31, 2019, information related to our credit default swaps for which we are the seller (dollars in millions) was as follows:

Credit
		Reason	Nature	Rating of	Number		Maximum
		for	of	Underlying	of	Fair	Potential
Credit Contract Type	Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
Basket credit default swaps	12/20/2024	(3)	(4)	BBB+	1	$1	$55

(1)	Represents average credit ratings based on the midpoint of the applicable ratings among Moody’s, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2)	Broker quotes are used to determine the market value of our credit default swaps.
(3)	Credit default swaps were entered into in order to hedge the liability exposure on certain variable annuity products.
(4)	Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.

As of December 31, 2018, we did not have any exposure related to credit default swaps for which we are the seller.

Details underlying the associated collateral of our credit default swaps for which we are the seller if credit risk-related contingent features were triggered (in millions) were as follows:

	As of	As of
	December 31,	December 31,
	2019	2018
Maximum potential payout	$55	$-
Less: Counterparty thresholds	-	-
Maximum collateral potentially required to post	$55	$-

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding.  If these netting agreements were not in place, we would have been required to post collateral if the market value was less than zero.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2019, the NPR adjustment was zero.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements.  Under some ISDA agreements, we and LLANY have agreed to maintain certain financial strength or claims-paying ratings.  A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds.  These thresholds vary by counterparty and credit rating.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  We did not have any exposure as of December 31, 2019 or 2018.

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The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2019		As of December 31, 2018
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LNL	Counter-	LNL
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LNL)	Party)	LNL)	Party)

AA-	$441	$(22)	$33	$(4)
A+	549	(168)	296	(26)
A	36	-	106	(36)
A-	355	-	4	-
BBB+	-	-	177	-
	$1,381	$(190)	$616	$(66)

Balance Sheet Offsetting

Information related to the effects of offsetting on our Consolidated Balance Sheets (in millions) was as follows:

	As of December 31, 2019
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$2,619	$1,437	$4,056
Gross amounts offset	(708)	-	(708)
Net amount of assets	1,911	1,437	3,348
Gross amounts not offset:
Cash collateral	(1,381)	-	(1,381)
Non-cash collateral	(242)	-	(242)
Net amount	$288	$1,437	$1,725

Financial Liabilities
Gross amount of recognized liabilities	$771	$3,470	$4,241
Gross amounts offset	(15)	-	(15)
Net amount of liabilities	756	3,470	4,226
Gross amounts not offset:
Cash collateral	(190)	-	(190)
Non-cash collateral	-	-	-
Net amount	$566	$3,470	$4,036

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	As of December 31, 2018
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,282	$1,285	$2,567
Gross amounts offset	(201)	-	(201)
Net amount of assets	1,081	1,285	2,366
Gross amounts not offset:
Cash collateral	(616)	-	(616)
Non-cash collateral	(58)	-	(58)
Net amount	$407	$1,285	$1,692

Financial Liabilities
Gross amount of recognized liabilities	$806	$1,501	$2,307
Gross amounts offset	(59)	-	(59)
Net amount of liabilities	747	1,501	2,248
Gross amounts not offset:
Cash collateral	(66)	-	(66)
Non-cash collateral	(190)	-	(190)
Net amount	$491	$1,501	$1,992

7.  Federal Income Taxes

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Current	$175	$179	$118
Deferred	(212)	78	(1,405)
Federal income tax expense (benefit)	$(37)	$257	$(1,287)

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A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Income (loss) before taxes	$577	$1,830	$731
Federal statutory rate	21%	21%	35%
Federal income tax expense (benefit) at federal statutory rate	121	384	256
Effect of:
Tax-preferred investment income (1)	(99)	(87)	(280)
Tax credits	(40)	(39)	(29)
Excess tax benefits from stock-based compensation	(6)	(3)	(8)
Goodwill impairment	-	-	316
Tax impact associated with the Tax Cuts and Jobs Act (2)	(16)	3	(1,526)
Other items	3	(1)	(16)
Federal income tax expense (benefit)	$(37)	$257	$(1,287)
Effective tax rate	-6%	14%	-176%

(1)

Relates primarily to separate account dividends eligible for the dividends-received deduction. As a result of the Tax Cuts and Jobs Act (the “Tax Act”), the recorded tax benefit for the separate account dividends-received deduction was substantially less in 2019 and 2018 as compared to 2017.

(2)

As a result of the enactment of the Tax Act in 2017, we remeasured our existing deferred tax balances at the prevailing corporate federal income tax rate of 21% and recognized a $1.5 billion tax benefit.  In 2018, we recognized a $3 million net tax benefit from the impact of the reduced federal statutory rate under the Tax Act on our adoption of an Internal Revenue Service pronouncement related to variable annuity contracts.  In 2019, we recognized a $16 million net tax benefit from the impact of the reduced corporate tax rate under the Tax Act on our election to revalue policyholder tax reserves.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2019	2018
Current	$255	$205
Deferred	(2,605)	(1,421)
Total federal income tax asset (liability)	$(2,350)	$(1,216)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2019	2018
Deferred Tax Assets
Future contract benefits and other contract holder funds	$527	$549
Reinsurance related embedded derivative liability	79	-
Compensation and benefit plans	135	120
Intangibles	26	40
Net operating losses	216	264
Other	14	59
Total deferred tax assets	$997	$1,032
Deferred Tax Liabilities
DAC	$854	$1,380
VOBA	191	302
Net unrealized gain on fixed maturity AFS securities	2,216	333
Net unrealized gain on trading securities	70	25
Investment activity	154	334
Reinsurance related embedded derivative asset	-	39
Deferred gain on business sold through reinsurance	4	34
Other	113	6
Total deferred tax liabilities	$3,602	$2,453
Net deferred tax asset (liability)	$(2,605)	$(1,421)

As of December 31, 2019, we have $1.0 billion of net operating losses to carry forward to future years.  The net operating losses arose in tax year 2018, and under the Tax Act changes, have an unlimited carryforward period.  As a result, management believes that it is more

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likely than not that the deferred tax asset associated with the loss carryforwards will be realized.  Inclusive of the tax attribute for the net operating losses, although realization is not assured, management believes that it is more likely than not that we will realize the benefits of all of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2019, and 2018, $41 million and $12 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our federal income tax expense (benefit) and our effective tax rate.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.  A reconciliation of the unrecognized tax benefits (in millions) was as follows:

	For the Years Ended
	December 31,
	2019	2018
Balance as of beginning-of-year	$12	$11
Increases for prior year tax positions	29	-
Increases for current year tax positions	-	1
Balance as of end-of-year	$41	$12

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  For the years ended December 31, 2019, 2018 and 2017, we recognized no interest and penalty expense (benefit), and there was no accrued interest and penalty expense related to the unrecognized tax benefits as of December 31, 2019 and 2018.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  We are currently not under examination by the Internal Revenue Service; however, tax years 2016 and forward remain open under the applicable statute of limitations.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

8.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$9,509	$7,909	$8,269
Business acquired (sold) through reinsurance	-	(246)	-
Business recaptured through reinsurance	59	-	-
Deferrals	1,900	1,596	1,345
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(922)	(913)	(922)
Unlocking	(471)	(115)	61
Adjustment related to realized (gains) losses	(43)	(42)	(55)
Adjustment related to unrealized (gains) losses	(2,614)	1,320	(789)
Balance as of end-of-year	$7,418	$9,509	$7,909

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Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$799	$499	$874
Business acquired (sold) through reinsurance	-	(11)	-
Business acquired	-	30	-
Deferrals	6	7	7
Amortization:
Amortization, excluding unlocking	(115)	(127)	(105)
Unlocking	143	(60)	(48)
Accretion of interest (1)	45	48	52
Adjustment related to realized (gains) losses	(1)	(2)	(1)
Adjustment related to unrealized (gains) losses	(550)	415	(280)
Balance as of end-of-year	$327	$799	$499

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.2% to 6.9%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2019, was as follows:

2020	$72
2021	66
2022	67
2023	65
2024	61

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$298	$287	$293
Business acquired (sold) through reinsurance	-	(21)	-
Deferrals	26	48	29
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(28)	(28)	(30)
Unlocking	(3)	-	(4)
Adjustment related to realized (gains) losses	(2)	(1)	(2)
Adjustment related to unrealized (gains) losses	(10)	13	1
Balance as of end-of-year	$281	$298	$287

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$2,763	$1,429	$1,855
Business recaptured through reinsurance	5	-	-
Deferrals	1,092	874	753
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(533)	(474)	(383)
Unlocking	(426)	(52)	(3)
Adjustment related to realized (gains) losses	(11)	(19)	(18)
Adjustment related to unrealized (gains) losses	(2,244)	1,005	(775)
Balance as of end-of-year	$646	$2,763	$1,429

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9.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance agreements with Protective and Swiss Re Life & Health America, Inc. (“Swiss Re”):

	For the Years Ended December 31,
	2019	2018	2017
Direct insurance premiums and fee income	$13,347	$11,882	$10,103
Reinsurance assumed	97	96	101
Reinsurance ceded	(1,920)	(1,883)	(1,817)
Total insurance premiums and fee income	$11,524	$10,095	$8,387

Direct insurance benefits	$9,482	$8,513	$6,669
Reinsurance recoveries netted against benefits	(1,897)	(2,369)	(1,851)
Total benefits	$7,585	$6,144	$4,818

We and our insurance subsidiaries cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  Reinsurance does not discharge us from our primary obligation to contract holders for losses insured under the policies we issue.  As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2019, the policy for our reinsurance program was to retain up to $20 million on a single insured life.  As the amount we retain varies by policy, we reinsured approximately 25% of the mortality risk on newly issued life insurance contracts in 2019.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers and LNBAR.  The amounts recoverable from reinsurers were $19.2 billion and $19.8 billion as of December 31, 2019 and 2018, respectively.

Protective represents our largest reinsurance exposure following the sale of the Liberty Life Business as discussed in Note 3, which resulted in amounts recoverable from Protective of $11.8 billion and $12.1 billion as of December 31, 2019 and 2018, respectively.  Protective has funded trusts, of which the balance in the trusts changes as a result of ongoing reinsurance activity, to support the business ceded, which totaled $14.7 billion and $13.7 billion as of December 31, 2019 and 2018, respectively.

Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions.  As such, Swiss Re reinsured certain liabilities and obligations under the indemnity reinsurance agreements.  As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $1.3 billion and $1.5 billion as of December 31, 2019 and 2018, respectively.  Swiss Re has funded a trust, with a balance of $2.7 billion as of December 31, 2019, to support this business.  In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves.  These assets consist of those reported as trading securities and certain mortgage loans.  Our liabilities for funds withheld and embedded derivatives as of December 31, 2019, included $164 million and $31 million, respectively, related to the business sold to Swiss Re.  In addition, the amounts recoverable from LNBAR were $2.4 billion and $2.5 billion as of December 31, 2019 and 2018, respectively.  LNBAR has funded trusts to support the business ceded of which the balance in the trusts changes as a result of ongoing reinsurance activity and totaled $2.3 billion as of December 31, 2019.

Some portions of our annuity business have been reinsured on a Modco basis with other companies.  In a Modco agreement, we as the ceding company retain the reserves, as well as the assets backing those reserves, and the reinsurer shares proportionally in all financial terms of the reinsured policies based on their respective percentage of the risk.  Effective October 1, 2018, we entered into one such Modco agreement with Athene to reinsure fixed and fixed indexed annuity products, which resulted in a deposit asset of $6.6 billion and $7.5 billion as of December 31, 2019 and 2018, respectively, within other assets on our Consolidated Balance Sheets.  We held investments of $6.9 billion as of December 31, 2019, in support of reserves associated with the transaction in a Modco investment portfolio.  As of December 31, 2019, the portfolio included trading securities, fixed maturity AFS securities, commercial mortgage loans, derivative investments, other investments, cash, accrued investment income and equity securities that had carrying values of $3.5 billion, $2.3 billion, $698 million, $130 million, $94 million, $62 million, $57 million and $14 million, respectively.   In addition, the portfolio was supported by $201 million of over-collateralization and a $200 million letter of credit as of December 31, 2019. As described in Note 1, we recorded a deferred gain on business sold through reinsurance related to the transaction with Athene and amortized $30 million and $8 million of the gain during 2019 and 2018, respectively.

In repositioning the Modco investment portfolio, purchases of securities classified as trading during 2019 primarily resulted in negative cash flows from operating activities that were largely offset by sales of securities classified as fixed maturity AFS within investing activities in our Consolidated Statements of Cash Flows.

See Note 6 for information on reinsurance related embedded derivatives.

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10.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2019
	Gross	Accumulated
	Goodwill	Impairment			Net
	as of	as of	Acquisition		Goodwill
	Beginning-	Beginning-	Accounting		as of End-
	of-Year	of-Year	Adjustments	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$-	$440
Retirement Plan Services	20	-	-	-	20
Life Insurance	2,186	(1,552)	-	-	634
Group Protection	688	-	(4)	-	684
Total goodwill	$3,934	$(2,152)	$(4)	$-	$1,778

	For the Year Ended December 31, 2018
	Gross	Accumulated
	Goodwill	Impairment			Net
	as of	as of	Acquisition		Goodwill
	Beginning-	Beginning-	Accounting		as of End-
	of-Year	of-Year	Adjustments	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$-	$440
Retirement Plan Services	20	-	-	-	20
Life Insurance	2,186	(1,552)	-	-	634
Group Protection	274	-	414	-	688
Total goodwill	$3,520	$(2,152)	$414	$-	$1,782

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2019 and 2018, we performed our annual quantitative goodwill impairment test for our reporting units, and, as of each such date, the fair value was in excess of each reporting unit’s carrying value for Annuities, Retirement Plan Services, Life Insurance and Group Protection.

As of October 1, 2017, the date of our annual quantitative assessment of goodwill, our Annuities, Retirement Plan Services and Group Protection reporting units had fair values that exceeded the carrying value of each reporting unit. Our early adoption of ASU 2017-04, “Simplifying the Test for Goodwill Impairment,” resulted in impairment of the Life Insurance reporting unit goodwill of $905 million during the fourth quarter of 2017 driven primarily from the impact of the December 22, 2017, enactment of the Tax Act that increased the carrying value of the Life Insurance reporting unit in excess of its fair value.

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The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2019		As of December 31, 2018
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Retirement Plan Services:
Mutual fund contract rights (1)	$5	$-	$5	$-
Life Insurance:
Sales force	100	55	100	51
Group Protection:
VOCRA	576	25	576	5
VODA	31	2	31	-
Insurance licenses (1)	3	-	3	-
Total	$715	$82	$715	$56

(1)	No amortization recorded as the intangible asset has indefinite life.

Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2019, was as follows:

2020	$37
2021	37
2022	37
2023	37
2024	37
Thereafter	440

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11.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2019 (1)	2018 (1)
Return of Net Deposits
Total account value	$101,601	$89,783
Net amount at risk (2)	71	1,002
Average attained age of contract holders	65 years	65 years

Minimum Return
Total account value	$92	$88
Net amount at risk (2)	13	18
Average attained age of contract holders	77 years	77 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$25,763	$23,365
Net amount at risk (2)	384	2,007
Average attained age of contract holders	71 years	71 years

(1)	Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
(2)	Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$161	$100	$110
Changes in reserves	(24)	77	8
Benefits paid	(20)	(16)	(18)
Balance as of end-of-year	$117	$161	$100

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2019	2018
Asset Type
Domestic equity	$64,093	$54,060
International equity	19,852	18,359
Fixed income	41,405	37,942
Total	$125,350	$110,361

Percent of total variable annuity separate account values	98%	99%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  Reserves on UL and VUL products with secondary guarantees represented 35% and 33% of total life insurance in-force reserves as of December 31, 2019 and 2018, respectively.  UL and VUL products with secondary guarantees represented 27%, 36% and 27% of total life insurance sales for the years ended December 31, 2019, 2018 and 2017, respectively.

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12.  Liability for Unpaid Claims

The liability for unpaid claims consists primarily of long-term disability claims and is reported in future contract benefits on our Consolidated Balance Sheets.  Changes in the liability for unpaid claims (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$5,335	$2,222	$2,242
Reinsurance recoverable	143	57	69
Net balance as of beginning-of-year	5,192	2,165	2,173
Business acquired (1)	-	2,842	-
Incurred related to:
Current year	3,193	2,531	1,346
Prior years:
Interest	151	120	69
All other incurred (2)	(308)	(208)	(76)
Total incurred	3,036	2,443	1,339
Paid related to:
Current year	(1,518)	(1,197)	(798)
Prior years	(1,310)	(1,061)	(549)
Total paid	(2,828)	(2,258)	(1,347)
Net balance as of end-of-year	5,400	5,192	2,165
Reinsurance recoverable	152	143	57
Balance as of end-of-year	$5,552	$5,335	$2,222

(1)	Represents acquired group life and disability reserves, net, as of May 1, 2018. See Note 3 for additional information.
(2)

All other incurred is primarily impacted by the level of claim resolutions in the period compared to that which is expected by the reserve assumption. A negative number implies a favorable result where claim resolutions were more favorable than assumed. Our claim resolution rate assumption used in determining reserves is our expectation of the resolution rate we will experience over the long-term life of the block of claims. It will vary from actual experience in any one period, both favorably and unfavorably.

The interest rate assumption used for discounting long-term claim reserves is an important part of the reserving process due to the long benefit period for these claims.  Interest accrued on prior years’ reserves has been calculated on the opening reserve balance less one-half of the prior years’ incurred claim payments at our average reserve discount rate.

Long-term disability benefits may extend for many years, and claim development schedules do not reflect these longer benefit periods.  As a result, we use longer term retrospective runoff studies, experience studies and prospective studies to develop our liability estimates.  Long-term disability reserves are discounted using rates ranging from 3.25% to 5%. The discount rates vary by year of claim incurral.

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13.  Short-Term and Long-Term Debt

Details underlying short-term and long-term debt (in millions) were as follows:

	As of December 31,
	2019	2018
Short-Term Debt
Short-term debt (1)	$609	$288

Long-Term Debt, Excluding Current Portion
9.76% surplus note, due 2024	$50	$50
6.56% surplus note, due 2028	500	500
LIBOR + 111 bps surplus note, due 2028	71	71
LIBOR + 226 bps surplus note, due 2028	613	600
6.03% surplus note, due 2028	750	750
LIBOR + 200 bps surplus note, due 2035	30	30
LIBOR + 155 bps surplus note, due 2037	25	25
4.20% surplus note, due 2037	50	50
LIBOR + 100 bps surplus note, due 2037	284	312
4.225% surplus note, due 2037	28	-
4.50% surplus note, due 2038	13	13
Total long-term debt	$2,414	$2,401

(1)	The short-term debt represents short-term notes payable to LNC.

Future principal payments due on long-term debt (in millions) as of December 31, 2019, were as follows:

2020	$-
2021	-
2022	-
2023	-
2024	50
Thereafter	2,364
Total	$2,414

We issued a surplus note of $50 million to LNC in 1994.  The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%.  Subject to approval by the Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Commissioner.

On October 1, 2013, we issued a surplus note of $71 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million.  The outstanding principal amount as of December 31, 2019, was $613 million.  The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Commissioner.

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On October 1, 2015, we issued a surplus note of $30 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 28, 2035, and interest to be paid quarterly at an annual rate of LIBOR + 200 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On July 1, 2017, we issued a surplus note of $25 million to LNC.  The note calls for us to pay the principal amount of the note on or before June 30, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 155 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 1, 2017, we issued a surplus note of $50 million to LNC.  The note calls for us to pay the principal amount of the note on or before July 1, 2037, and interest to be paid quarterly at an annual rate of 4.20%.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008.  The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.  On June 15, 2017, the surplus note was amended to include repayment terms stating subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.  The outstanding principal amount as of December 31, 2019, was $284 million due to executing our right to repay the surplus note in part to LNC.

On July 1, 2018, we issued a surplus note of $13 million to LNC.  The note calls for us to pay the principal amount of the note on or before June 30, 2038, and interest to be paid quarterly at an annual rate of 4.50%.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On July 1, 2019, we issued a surplus note of $28 million to LNC.  The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of 4.225%.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

Credit Facilities and Letters of Credit

Credit facilities, which allow for borrowing or issuances of letters of credit (“LOCs”), and LOCs (in millions) were as follows:

		As of December 31, 2019
	Expiration	Maximum	LOCs
	Date	Available	Issued
Credit Facilities
Five-year revolving credit facility	July 31, 2024	$2,250	$340
LOC facility (1)	August 26, 2031	990	965
LOC facility (1)	October 1, 2031	982	982
Total		$4,222	$2,287

(1)	Our wholly-owned subsidiaries entered into irrevocable LOC facility agreements with third-party lenders supporting inter-company reinsurance agreements.

On July 31, 2019, LNC refinanced its existing credit facility with a syndicate of banks.  This facility (the “credit facility”) allows for the issuance of LOCs and borrowing of up to $2.25 billion.  The credit facility is unsecured and has a commitment termination date of July 31, 2024.  The LOCs under the credit facility are used primarily to satisfy reserve credit requirements of (i) LNL and LNC’s other domestic insurance companies for which reserve credit is provided by our captive reinsurance subsidiaries and LNBAR and (ii) certain ceding companies of our legacy reinsurance business.

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The credit agreement governing the credit facility contains or includes:

•

Customary terms and conditions, including covenants restricting the ability of LNC and its subsidiaries to incur liens and the ability of LNC to merge or consolidate with another entity where it is not the surviving entity and dispose of all or substantially all of its assets;

•

Financial covenants including maintenance by LNC of a minimum consolidated net worth (as defined in the credit agreement) equal to the sum of $10.6 billion plus 50% of the aggregate net proceeds of equity issuances received by LNC or any of its subsidiaries as set forth in the credit agreement; and a debt-to-capital ratio as defined in accordance with the credit facility not to exceed 0.35 to 1.00;

•	A cap on LNC’s secured non-operating indebtedness and non-operating indebtedness of LNC’s subsidiaries equal to 7.5% of total capitalization, as defined in accordance with the credit agreement; and
•	Customary events of default, subject to certain materiality thresholds and grace periods for certain of those events of default.

Upon an event of default, the credit agreement provides that, among other things, the commitments may be terminated and the loans then outstanding may be declared due and payable.  As of December 31, 2019, LNC was in compliance with all such covenants.

Our LOC facility agreements each contain customary terms and conditions, including early termination fees, covenants restricting the ability of the subsidiaries to incur liens, merge or consolidate with another entity and dispose of all or substantially all of their assets.  Upon an event of early termination, the agreements require the immediate payment of all or a portion of the present value of the future LOC fees that would have otherwise been paid.  Further, the agreements contain customary events of default, subject to certain materiality thresholds and grace periods for certain of those events of default.  The events of default include payment defaults, covenant defaults, material inaccuracies in representations and warranties, bankruptcy and liquidation proceedings and other customary defaults.  Upon an event of default, the agreements provide that, among other things, obligations to issue, amend or increase the amount of any LOC shall be terminated and any obligations shall become immediately due and payable.  As of December 31, 2019, we were in compliance with all such covenants.

14.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisers and unclaimed property laws.

LNL and its affiliates are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2019.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL’s financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss.  For such matters in which a loss is probable, an accrual has been made.  For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made.  Accordingly, the estimate contained in this paragraph reflects two types of matters.  For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued.  In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount.  For other matters included within this estimation,

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no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable.  In these cases, the estimate reflects the reasonably possible loss or range of loss.  As of December 31, 2019, we estimate the aggregate range of reasonably possible losses, including amounts in excess of amounts accrued for these matters as of such date, to be up to approximately $90 million.  Any estimate is not an indication of expected loss, if any, or of the Company’s maximum possible loss exposure on such matters.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss.  We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts and the progress of settlement negotiations.  On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

Certain reinsurers have sought rate increases on certain yearly renewable term treaties.  We are disputing the requested rate increases under these treaties.  We have initiated and will initiate arbitration proceedings, as necessary, under these treaties in order to protect our contractual rights.  Additionally, reinsurers may initiate arbitration proceedings against us.  We believe it is unlikely the outcome of these disputes will have a material adverse effect on our financial condition.  For more information about reinsurance, see Note 9.

Cost of Insurance Litigation

Glover v. Connecticut General Life Insurance Company and The Lincoln National Life Insurance Company, filed in the U.S. District Court for the District of Connecticut, No. 3:16-cv-00827, is a putative class action that was served on LNL on June 8, 2016.  Plaintiff is the owner of a universal life insurance policy who alleges that LNL charged more for non-guaranteed cost of insurance than permitted by the policy.  Plaintiff seeks to represent all universal life and variable universal life policyholders who owned policies containing non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policy and seeks damages on behalf of all such policyholders.  On January 11, 2019, the court dismissed Plaintiff’s complaint in its entirety.  In response, Plaintiff filed a motion for leave to amend the complaint, which we have opposed.

Hanks v. The Lincoln Life and Annuity Company of New York (“LLANY”) and Voya Retirement Insurance and Annuity Company (“Voya”), filed in the U.S. District Court for the Southern District of New York, No. 1:16-cv-6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased non-guaranteed cost of insurance rates on Plaintiff’s policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff’s policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to non-guaranteed cost of insurance rate increases in 2016 and seeks damages on their behalf.  On March 13, 2019, the court issued an order granting plaintiff’s motion for class certification for the breach of contract claim and denying such motion with respect to the unjust enrichment claim against LLANY, and, on September 12, 2019, the court issued an order approving the parties’ joint stipulation of dismissal with respect to the unjust enrichment claim and dismissed LLANY as a defendant in the case.  In light of LLANY’s role as reinsurer and administrator under the 1998 coinsurance agreement with Aetna (now Voya), and of the parties’ rights and obligations thereunder, LLANY continues to be actively engaged in the vigorous defense of this action.

EFG Bank AG, Cayman Branch, et al. v. The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:17-cv-02592, is a civil action filed on February 1, 2017.  Plaintiffs own Legend Series universal life insurance policies originally issued by Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL breached the terms of policyholders’ contracts when it increased non-guaranteed cost of insurance rates beginning in 2016.  We are vigorously defending this matter.

In re: Lincoln National COI Litigation, pending in the U.S. District Court for the Eastern District of Pennsylvania, Master File No. 2:16-cv-06605-GJP, is a consolidated litigation matter related to multiple putative class action filings that were consolidated by an order dated March 20, 2017.  In addition to consolidating a number of existing matters, the order also covers any future cases filed in the same district related to the same subject matter.  Plaintiffs own universal life insurance policies originally issued by Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL and LNC breached the terms of policyholders’ contracts by increasing non-guaranteed cost of insurance rates beginning in 2016.  Plaintiffs seek to represent classes of policyowners and seek damages on their behalf.  We are vigorously defending this matter.

In re: Lincoln National 2017 COI Rate Litigation, Master File No. 2:17-cv-04150 is a consolidated litigation matter related to multiple putative class action filings that were consolidated by an order of the court in March 2018.  Plaintiffs own universal life insurance policies originally issued by former Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL and LNC breached the terms of policyholders’ contracts by increasing non-guaranteed cost of insurance rates beginning in 2017.  Plaintiffs seek to represent classes of policyholders and seek damages on their behalf.  We are vigorously defending this matter.

TVPX ARS INC., as Securities Intermediary for Consolidated Wealth Management, LTD. v. The Lincoln National Life Insurance Company, filed in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:18-cv-02989, is a putative class action that was filed on July 17, 2018.  Plaintiff alleges that LNL charged more for non-guaranteed cost of insurance than permitted by the policy.  Plaintiff seeks to represent all universal life and variable universal life policyholders who own policies issued by LNL or its predecessors containing non-guaranteed cost

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of insurance provisions that are similar to those of Plaintiff’s policy and seeks damages on behalf of all such policyholders.  We are vigorously defending this matter.

LSH Co. and Wells Fargo Bank, National Association, as securities intermediary for LSH Co. v. Lincoln National Corporation and The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:18-cv-05529, is a civil action filed on December 21, 2018.  Plaintiffs own universal life insurance policies originally issued by Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL breached the terms of policyholders’ contracts when it increased non-guaranteed cost of insurance rates in 2016 and 2017.  We are vigorously defending this matter.

Vida Longevity Fund, LP v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:19-cv-06004, is a putative class action that was filed on June 27, 2019.  Plaintiff alleges that LLANY charged more for non-guaranteed cost of insurance than was permitted by the policies.  Plaintiff seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and which contain non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policies.  Plaintiff also seeks to represent a sub-class of such policyholders who own or owned “life insurance policies issued in the State of New York.”  Plaintiff seeks damages on behalf of the policyholder class and sub-class.  We are vigorously defending this matter.

Commitments

Leases

We recognized operating lease ROU assets of $202 million and associated lease liabilities of $208 million as of December 31, 2019.   We classified the operating lease ROU assets within other assets and the lease liabilities within other liabilities on our Consolidated Balance Sheets.  The weighted-average discount rate and remaining lease term were 3.2% and 6 years, respectively, as of December 31, 2019.  Operating lease expense for the years ended December 31, 2019, 2018 and 2017, was $46 million,  $43 million and $36 million, respectively, and reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

As of December 31, 2019, the net book value of assets recorded as finance leases was $128 million, and the associated accumulated amortization was $345 million.  These transactions have been classified as other assets on our Consolidated Balance Sheets.  These assets will continue to be amortized on a straight-line basis over the assets’ remaining lives.  The weighted-average discount rate and remaining lease term were 2.2% and 2 years, respectively, as of December 31, 2019.

Finance lease expense (in millions) was as follows:

For the Year Ended
December 31,
2019

Amortization of ROU assets (1)	$67
Interest on lease liabilities (2)	13
Total	$80

(1)	Amortization of ROU assets is reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).
(2)	Interest on lease liabilities is reported in interest and debt expense on our Consolidated Statements of Comprehensive Income (Loss).

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The table below presents cash flow information (in millions) related to leases:

For the Year Ended
December 31,
2019
Supplemental Cash Flow Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$47
Financing cash flows from finance leases	96

Supplemental Non-cash Information
ROU assets obtained in exchange for new lease obligations:
Operating leases	$78

Our future minimum lease payments (in millions) under non-cancellable leases as of December 31, 2019, were as follows:

	Operating	Finance
	Leases	Leases
2020	$44	$56
2021	40	66
2022	35	66
2023	32	90
2024	26	17
Thereafter	65	12
Total future minimum lease payments	242	307
Less: Amount representing interest	34	26
Present value of minimum lease payments	$208	$281

As of December 31, 2019, we had no leases that had not yet commenced.

Vulnerability from Concentrations

As of December 31, 2019, we did not have a concentration of:  business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.  For information on our investment and reinsurance concentrations, see Notes 5 and 9, respectively.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(13) million and $(18) million as of December 31, 2019 and 2018, respectively.

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15.  Shares and Stockholder’s Equity

All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2019	2018	2017
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$536	$3,283	$1,687
Cumulative effect from adoption of new accounting standards	-	634	-
Unrealized holding gains (losses) arising during the year	8,856	(5,995)	2,872
Change in foreign currency exchange rate adjustment	46	(107)	134
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	(2,460)	1,748	(703)
Income tax benefit (expense)	(1,370)	923	(745)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(26)	(44)	(40)
Associated amortization of DAC, VOBA, DSI and DFEL	(11)	(19)	(19)
Income tax benefit (expense)	8	13	21
Balance as of end-of-year	$5,637	$536	$3,283
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$29	$39	$22
(Increases) attributable to:
Cumulative effect from adoption of new accounting standards	-	9	-
Gross OTTI recognized in OCI during the year	(14)	-	-
Change in DAC, VOBA, DSI and DFEL	1	-	-
Income tax benefit (expense)	3	-	-
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of AFS securities	30	(18)	34
Change in DAC, VOBA, DSI and DFEL	(2)	(5)	(7)
Income tax benefit (expense)	(7)	4	(10)
Balance as of end-of-year	$40	$29	$39
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$119	$27	$93
Cumulative effect from adoption of new accounting standard	-	6	-
Unrealized holding gains (losses) arising during the year	181	40	63
Change in foreign currency exchange rate adjustment	(52)	111	(137)
Change in DAC, VOBA, DSI and DFEL	(5)	(14)	1
Income tax benefit (expense)	(26)	(29)	26
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	47	31	31
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	(3)	(2)
Income tax benefit (expense)	(9)	(6)	(10)
Balance as of end-of-year	$181	$119	$27
Funded Status of Employee Benefit Plans
Balance as of beginning-of-year	$(25)	$(22)	$(20)
Cumulative effect from adoption of new accounting standard	-	(5)	-
Adjustment arising during the year	4	3	(4)
Income tax benefit (expense)	(1)	(1)	2
Balance as of end-of-year	$(22)	$(25)	$(22)

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The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2019	2018	2017
Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$(26)	$(44)	$(40)	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(11)	(19)	(19)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(37)	(63)	(59)	operations before taxes
Income tax benefit (expense)	8	13	21	Federal income tax expense (benefit)
Reclassification, net of income tax	$(29)	$(50)	$(38)	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$4	$7	$5	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	-	(1)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	4	7	4	operations before taxes
Income tax benefit (expense)	(1)	(1)	(1)	Federal income tax expense (benefit)
Reclassification, net of income tax	$3	$6	$3	Net income (loss)

Unrealized Gain (Loss) on Derivative Instruments
Gross reclassifications:
Interest rate contracts	$3	$4	$4	Net investment income
Foreign currency contracts	35	27	18	Net investment income
Foreign currency contracts	9	-	9	Total realized gain (loss)
Total gross reclassifications	47	31	31
Associated amortization of DAC,
VOBA, DSI and DFEL	(2)	(3)	(2)	Commissions and other expenses
Reclassifications before income				Income (loss) from continuing
tax benefit (expense)	45	28	29	operations before taxes
Income tax benefit (expense)	(9)	(6)	(10)	Federal income tax expense (benefit)
Reclassifications, net of income tax	$36	$22	$19	Net income (loss)

16.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Commissions	$2,566	$2,271	$1,998
General and administrative expenses	2,152	1,910	1,715
Expenses associated with reserve financing and unrelated LOCs	52	64	57
DAC and VOBA deferrals and interest, net of amortization	(586)	(436)	(390)
Broker-dealer expenses	372	358	329
Specifically identifiable intangible asset amortization	26	9	4
Taxes, licenses and fees	353	322	254
Acquisition and integration costs related to mergers and acquisitions	130	85	-
Total	$5,065	$4,583	$3,967

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17.  Retirement and Deferred Compensation Plans

Defined Benefit Pension and Other Postretirement Benefit Plans

We maintain defined benefit pension plans in which certain agents are participants.  These defined benefit pension plans are closed to new entrants and existing participants do not accrue any additional benefits.  We comply with applicable minimum funding requirements. In accordance with such practice, we were not required to make contributions but elected to contribute zero and $8 million for the years ended December 31, 2019 and 2018, respectively.  We do not expect to be required to make any contributions to these pension plans in 2020.  We sponsor other postretirement benefit plans that provide health care and life insurance to certain retired agents.  Total net periodic cost (recovery) for these plans was $6  million, $6 million and $5 million during 2019, 2018 and 2017, respectively.  In 2020, we expect the plans to make benefit payments of approximately $10 million.

Information (in millions) with respect to these plans was as follows:

	As of or For the Years Ended December 31,
	2019	2018	2019	2018

			Other Postretirement
	Pension Plans		Benefit Plans
Fair value of plan assets	$109	$107	$9	$8
Projected benefit obligation	115	112	10	10
Funded status	$(6)	$(5)	$(1)	$(2)

Amounts Recognized on the
Consolidated Balance Sheets
Other assets	$-	$-	$-	$-
Other liabilities	(6)	(5)	(1)	(2)
Net amount recognized	$(6)	$(5)	$(1)	$(2)

Weighted-Average Assumptions
Benefit obligations:
Weighted-average discount rate	3.50%	4.50%	3.50%	4.50%
Net periodic benefit cost:
Weighted-average discount rate	4.50%	4.00%	4.50%	4.00%
Expected return on plan assets	4.50%	4.50%	6.50%	6.50%

The weighted average discount rate was determined based on a corporate yield curve as of December 31, 2019, and projected benefit obligation cash flows.  The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans’ target plan allocation.  We reevaluate these assumptions each plan year.

The following summarizes our fair value measurements of our benefit plans’ assets (in millions) on a recurring basis by asset category:

	As of December 31,
	2019	2018

Fixed maturity securities:
Corporate bonds	$-	$1
U.S. government bonds	83	87
Cash and invested cash	26	19
Other investments	9	8
Total	$118	$115

See “Fair Value Measurement” in Note 1 for discussion on how we categorize our pension plans’ assets into the three-level fair value hierarchy.  See “Financial Instruments Carried at Fair Value” in Note 20 for a summary of our fair value measurement of our pension plans’ assets by the three-level fair value hierarchy.

Participation in Defined Benefit Pension and Other Postretirement Benefit Plans

We participate in defined benefit pension plans that are sponsored by LNC for certain employees and non-employee directors.  These defined benefit pension plans are closed to new entrants, and existing participants do not accrue any additional benefits.  We also participate in other postretirement benefit plans sponsored by LNC that provide health care and life insurance to certain retired employees.  Our expense (benefit) for these plans was  $10 million, $(4) million and $7 million for the years ended December 31, 2019, 2018 and 2017, respectively.

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Defined Contribution Plans

We sponsor tax-qualified defined contribution plans for eligible agents that are administered in accordance with the plan documents and various limitations under section 401(a) of the Internal Revenue Code of 1986.  We also participate in defined contribution plans sponsored by LNC for eligible employees.  Our expense for these plans was $101  million, $90 million and $85 million, for the years ended December 31, 2019, 2018 and 2017, respectively.

Deferred Compensation Plans

We sponsor non-qualified, unfunded, deferred compensation plans for certain current and former agents.  Certain current employees participate in non-qualified, unfunded, deferred compensation plans sponsored by LNC.  The results of certain notional investment options within some of the plans are hedged by total return swaps.  Our expenses increase or decrease in direct proportion to the change in market value of the participants’ investment options.  Participants of certain plans are able to select LNC stock as a notional investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans.  Our expense for these plans was $22 million, $12 million and $27 million for the years ended December 31, 2019, 2018 and 2017, respectively.  For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:

	As of December 31,
	2019	2018
Total liabilities (1)	$579	$487
Investments dedicated to fund liabilities (2)	202	170

(1)	Reported in other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other assets on our Consolidated Balance Sheets.

18.  Stock-Based Incentive Compensation Plans

Our employees and agents are included in LNC’s various stock-based incentive compensation plans that provide for the issuance of stock options, performance shares, stock appreciation rights (“SARs”) and restricted stock units (“RSUs”).  LNC issues new shares to satisfy option exercises and vested performance shares and RSUs.

Total compensation expense (in millions) by award type for stock-based incentive compensation plans was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Stock options	$8	$5	$9
Performance shares	16	14	12
SARs	-	(1)	2
RSUs	35	30	24
Total	$59	$48	$47

Recognized tax benefit	$12	$10	$16

19.  Statutory Information and Restrictions

We prepare financial statements in accordance with statutory accounting principles (“SAP”) prescribed or permitted by the insurance departments of our respective states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our respective states of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

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Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to the LNC holding company amounts (in millions) below consist of all or a combination of the following entities:  LNL, LLANY, LLACB, Lincoln Reinsurance Company of South Carolina, Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont III, Lincoln Reinsurance Company of Vermont IV, Lincoln Reinsurance Company of Vermont V, Lincoln Reinsurance Company of Vermont VI and Lincoln Reinsurance Company of Vermont VII.

	As of December 31,
	2019	2018
U.S. capital and surplus	$8,425	$8,330

	For the Years Ended December 31,
	2019	2018	2017
U.S. net gain (loss) from operations, after-tax	$379	$686	$1,312
U.S. net income (loss)	359	1,013	1,452
U.S. dividends to LNC holding company	600	910	954

Comparison of 2019 to 2018

Statutory net income (loss) decreased due primarily to lower dividends from affiliates, unfavorable reserve strain on certain products, and integration costs incurred as part of the acquisition of Liberty Life.  See Note 3 for information regarding the acquisition.

Comparison of 2018 to 2017

Statutory net income (loss) decreased due primarily to lower dividends from affiliates, acquisition and integration costs incurred as part of the acquisition of Liberty Life and unfavorable reserve strain on certain products.

State Prescribed and Permitted Practices

The states of domicile for LNL and LLANY, Indiana and New York, respectively, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices are the use of continuous Commissioners’ Annuity Reserve Valuation Method in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York.  The Vermont reinsurance subsidiaries also have certain accounting practices permitted by the state of Vermont that differ from those found in NAIC SAP.  One permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under an LOC and the value of the Valuation of Life Insurance Policies Model Regulation (“XXX”) additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2019 and 2018.  Another permitted practice involves the acquisition of an LLC note in exchange for a variable value surplus note that is recognized as an admitted asset and a form of surplus as of December 31, 2019.  Lastly, the state of Vermont has permitted a practice to account for certain excess of loss reinsurance treaties with unaffiliated reinsurers as an asset and form of surplus as of December 31, 2019.  These permitted practices are related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of Actuarial Guideline 48 (“AG48”) or are compliant under AG48 requirements.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

	As of December 31,
	2019	2018
State Prescribed Practices
Calculation of reserves using the Indiana universal life method	$24	$36
Conservative valuation rate on certain annuities	(49)	(55)
Vermont Subsidiaries Permitted Practices (1)
Lesser of LOC and XXX additional reserve as surplus	1,947	1,959
LLC notes and variable value surplus notes	1,648	1,634
Excess of loss reinsurance treaties	419	330

(1)	These permitted practices are related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of AG48 or are compliant under AG48 requirements.

The NAIC has adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC

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requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2019, the Company’s RBC ratio was in excess of four times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company.  Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Indiana Insurance Commissioner (the “Commissioner”), only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation.  The current statutory limitation is the greater of 10% of the insurer’s contract holders’ surplus, as shown on its last annual statement on file with the Commissioner or the insurer’s statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus.  Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits.  LNL’s subsidiaries, LLANY, a New York-domiciled insurance company, and LLACB, a New Hampshire-domiciled company, are bound by similar restrictions, under the laws of New York and New Hampshire, respectively.  Under both New York and New Hampshire law, the applicable statutory limitation on dividends is equal to the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends to LNC of approximately $815 million in 2020 without prior approval from the Commissioner of Insurance.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

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20.    Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2019		As of December 31, 2018
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
Fixed maturity AFS securities	$103,773	$103,773	$92,787	$92,787
Trading securities	4,602	4,602	1,869	1,869
Equity securities	103	103	99	99
Mortgage loans on real estate	16,244	16,774	13,190	13,020
Derivative investments (1)	1,911	1,911	1,081	1,081
Other investments	2,554	2,554	1,951	1,951
Cash and invested cash	1,879	1,879	1,848	1,848
Reinsurance related embedded derivatives	-	-	188	188
Other assets:
GLB direct embedded derivatives	450	450	123	123
GLB ceded embedded derivatives	60	60	72	72
Indexed annuity ceded embedded derivatives	927	927	902	902
Separate account assets	153,571	153,571	132,833	132,833

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(2,585)	(2,585)	(1,305)	(1,305)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(1,900)	(1,900)	(542)	(542)
Account values of certain investment contracts	(38,606)	(46,781)	(34,500)	(36,321)
Short-term debt	(609)	(609)	(288)	(288)
Long-term debt	(2,414)	(2,714)	(2,401)	(2,519)
Reinsurance related embedded derivatives	(375)	(375)	-	-
Other liabilities:
Derivative liabilities (1)	(238)	(238)	(226)	(226)
GLB ceded embedded derivatives	(510)	(510)	(196)	(196)
Benefit Plans’ Assets (2)	118	118	115	115

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2)	Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 17 for information regarding our benefit plans.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

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Other Investments

The carrying value of our assets classified as other investments approximates fair value.  Other investments includes primarily LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs.  Other investments also includes Federal Home Loan Bank (“FHLB”) stock carried at cost and periodically evaluated for impairment based on ultimate recovery of par value.  The inputs used to measure the fair value of our LPs, other privately held investments and FHLB stock are classified as Level 3 within the fair value hierarchy.  The remaining assets in other investments include cash collateral receivables and securities that are not LPs or other privately held investments.  The inputs used to measure the fair value of these assets are classified as Level 1 within the fair value hierarchy.

Separate Account Assets

Separate account assets are primarily carried at fair value.  A portion of our separate account assets includes LPs, which are accounted for using the equity method of accounting.  The carrying value is based on our proportional share of the net assets of the LPs and approximates fair value.  The inputs used to measure the fair value of the separate account asset LPs are classified as Level 3 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2019 and 2018, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is based on quoted market prices.  The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2019 or 2018, and we noted no changes in our valuation methodologies between these periods.

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The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2019
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$80,801	$6,978	$87,779
U.S. government bonds	391	7	5	403
State and municipal bonds	-	5,685	-	5,685
Foreign government bonds	-	298	90	388
RMBS	-	2,997	11	3,008
CMBS	-	1,082	1	1,083
ABS	-	4,615	268	4,883
Hybrid and redeemable preferred securities	77	389	78	544
Trading securities	50	3,886	666	4,602
Equity securities	25	48	30	103
Derivative investments (1)	-	1,089	1,735	2,824
Cash and invested cash	-	1,879	-	1,879
Other assets:
GLB direct embedded derivatives	-	-	450	450
GLB ceded embedded derivatives	-	-	60	60
Indexed annuity ceded embedded derivatives	-	-	927	927
Separate account assets	644	152,916	-	153,560
Total assets	$1,187	$255,692	$11,299	$268,178

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(2,585)	$(2,585)
Reinsurance related embedded derivatives	-	(375)	-	(375)
Other liabilities:
Derivative liabilities (1)	-	(284)	(867)	(1,151)
GLB ceded embedded derivatives	-	-	(510)	(510)
Total liabilities	$-	$(659)	$(3,962)	$(4,621)

Benefit Plans’ Assets	$-	$118	$-	$118

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	As of December 31, 2018
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$73,897	$5,652	$79,549
U.S. government bonds	368	18	-	386
State and municipal bonds	-	5,184	-	5,184
Foreign government bonds	-	335	109	444
RMBS	-	3,157	7	3,164
CMBS	-	801	2	803
ABS	-	2,544	134	2,678
Hybrid and redeemable preferred securities	66	438	75	579
Trading securities	43	1,759	67	1,869
Equity securities	16	58	25	99
Derivative investments (1)	-	636	704	1,340
Cash and invested cash	-	1,848	-	1,848
Reinsurance related embedded derivatives	-	188	-	188
Other assets:
GLB direct embedded derivatives	-	-	123	123
GLB ceded embedded derivatives	-	-	72	72
Indexed annuity ceded embedded derivatives	-	-	902	902
Separate account assets	665	132,135	-	132,800
Total assets	$1,158	$222,998	$7,872	$232,028

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,305)	$(1,305)
Other liabilities:
Derivative liabilities (1)	-	(314)	(171)	(485)
GLB ceded embedded derivatives	-	-	(196)	(196)
Total liabilities	$-	$(314)	$(1,672)	$(1,986)

Benefit Plans’ Assets	$-	$115	$-	$115

(1)	Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

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The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2019
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (3)	Value
Investments: (5)
Fixed maturity AFS securities:
Corporate bonds	$5,652	$3	$177	$1,195	$(49)	$6,978
U.S. government bonds	-	-	-	-	5	5
Foreign government bonds	109	-	6	(25)	-	90
RMBS	7	-	-	21	(17)	11
CMBS	2	1	-	5	(7)	1
ABS	134	-	1	619	(486)	268
Hybrid and redeemable
preferred securities	75	-	3	-	-	78
Trading securities	67	17	-	850	(268)	666
Equity securities	25	(12)	-	17	-	30
Derivative investments	533	9	164	162	-	868
Other assets: (6)
GLB direct embedded derivatives	123	327	-	-	-	450
GLB ceded embedded derivatives	72	(12)	-	-	-	60
Indexed annuity ceded embedded derivatives	902	158	-	(133)	-	927
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (6)	(1,305)	(900)	-	(380)	-	(2,585)
Other liabilities – GLB ceded embedded
derivatives (6)	(196)	(314)	-	-	-	(510)
Total, net	$6,200	$(723)	$351	$2,331	$(822)	$7,337

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	For the Year Ended December 31, 2018
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net (2)	Net (3)(4)	Value
Investments: (5)
Fixed maturity AFS securities:
Corporate bonds	$5,350	$10	$(198)	$542	$(52)	$5,652
U.S. government bonds	5	-	-	(5)	-	-
Foreign government bonds	110	-	(1)	-	-	109
RMBS	12	-	-	7	(12)	7
CMBS	6	-	-	35	(39)	2
ABS	117	-	-	223	(206)	134
Hybrid and redeemable
preferred securities	76	-	(1)	-	-	75
Equity AFS securities	161	-	-	-	(161)	-
Trading securities	49	(5)	-	30	(7)	67
Equity securities	-	(1)	-	-	26	25
Derivative investments	30	168	(74)	409	-	533
Other assets: (6)
GLB direct embedded derivatives	903	(780)	-	-	-	123
GLB ceded embedded derivatives	51	21	-	-	-	72
Indexed annuity ceded embedded derivatives	11	(117)	-	1,008	-	902
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (6)	(1,418)	198	-	(85)	-	(1,305)
Other liabilities – GLB ceded embedded
derivatives (6)	(954)	758	-	-	-	(196)
Total, net	$4,509	$252	$(274)	$2,164	$(451)	$6,200

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	For the Year Ended December 31, 2017
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (3)	Value
Investments: (5)
Fixed maturity AFS securities:
Corporate bonds	$4,809	$17	$199	$(45)	$370	$5,350
U.S. government bonds	-	-	-	-	5	5
Foreign government bonds	111	-	(1)	-	-	110
RMBS	3	-	-	19	(10)	12
CMBS	7	-	1	54	(56)	6
ABS	101	-	-	124	(108)	117
State and municipal bonds	-	(1)	-	-	1	-
Hybrid and redeemable
preferred securities	76	-	14	-	(14)	76
Equity AFS securities	177	1	(3)	(13)	(1)	161
Trading securities	65	3	8	(26)	(1)	49
Derivative investments	(93)	(27)	127	23	-	30
Other assets: (6)
GLB direct embedded derivatives	-	903	-	-	-	903
GLB ceded embedded derivatives	371	(320)	-	-	-	51
Indexed annuity ceded embedded derivatives	-	-	-	11	-	11
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (6)	(1,139)	(400)	-	121	-	(1,418)
Other liabilities: (6)
GLB direct embedded derivatives	(371)	371	-	-	-	-
GLB ceded embedded derivatives	-	(954)	-	-	-	(954)
Total, net	$4,117	$(407)	$345	$268	$186	$4,509

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).
(2)	Issuances, sales, maturities, settlements, calls, net, includes financial instruments acquired in the Liberty Life transaction as follows: corporate bonds of $67 million and ABS of $17 million.
(3)

Transfers into or out of Level 3 for fixed maturity AFS and trading securities are reported at amortized cost as of the beginning-of-year.  For fixed maturity AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in the prior years.

(4)	Transfers into or out of Level 3 for FHLB stock between equity securities and other investments are reported at cost on our Consolidated Balance Sheets.
(5)

Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

(6)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2019
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,502	$(45)	$(78)	$(154)	$(30)	$1,195
Foreign government bonds	-	-	(25)	-	-	(25)
RMBS	21	-	-	-	-	21
CMBS	7	-	-	(2)	-	5
ABS	646	(8)	-	(19)	-	619
Trading securities	872	-	-	(22)	-	850
Equity securities	50	(33)	-	-	-	17
Derivative investments	555	(61)	(332)	-	-	162
Other assets – indexed annuity ceded
embedded derivatives	56	-	-	(189)	-	(133)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(591)	-	-	211	-	(380)
Total, net	$3,118	$(147)	$(435)	$(175)	$(30)	$2,331

	For the Year Ended December 31, 2018
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,068	$(171)	$(3)	$(275)	$(77)	$542
U.S. government bonds	-	(5)	-	-	-	(5)
RMBS	7	-	-	-	-	7
CMBS	39	-	-	(4)	-	35
ABS	240	(17)	-	-	-	223
Trading securities	54	(24)	-	-	-	30
Equity securities	1	(1)	-	-	-	-
Derivative investments	365	465	(421)	-	-	409
Other assets – indexed annuity ceded
embedded derivatives	1,030	-	-	(22)	-	1,008
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(284)	-	-	199	-	(85)
Total, net	$2,520	$247	$(424)	$(102)	$(77)	$2,164

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	For the Year Ended December 31, 2017
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$850	$(448)	$(98)	$(205)	$(144)	$(45)
RMBS	19	-	-	-	-	19
CMBS	55	-	-	(1)	-	54
ABS	124	-	-	-	-	124
Equity AFS securities	18	(31)	-	-	-	(13)
Trading securities	2	(27)	-	(1)	-	(26)
Derivative investments	197	233	(407)	-	-	23
Other assets – indexed annuity ceded
embedded derivatives	11	-	-	-	-	11
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(71)	-	-	192	-	121
Total, net	$1,205	$(273)	$(505)	$(15)	$(144)	$268

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2019	2018	2017
Derivative investments	$168	$90	$(266)
Embedded derivatives:
Indexed annuity and IUL contracts	(97)	(38)	(14)
Other assets – GLB direct and ceded	1,015	(75)	1,904
Other liabilities – GLB direct and ceded	(1,015)	75	(1,904)
Total, net (1)	$71	$52	$(280)

(1)	Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2019
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$173	$(222)	$(49)
U.S. government bonds	5	-	5
RMBS	-	(17)	(17)
CMBS	-	(7)	(7)
ABS	9	(495)	(486)
Trading securities	5	(273)	(268)
Total, net	$192	$(1,014)	$(822)

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	For the Year Ended December 31, 2018
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$78	$(130)	$(52)
RMBS	-	(12)	(12)
CMBS	1	(40)	(39)
ABS	-	(206)	(206)
Equity AFS securities	-	(161)	(161)
Trading securities	-	(7)	(7)
Equity securities	26	-	26
Total, net	$105	$(556)	$(451)

	For the Year Ended December 31, 2017
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$458	$(88)	$370
U.S. government bonds	5	-	5
RMBS	-	(10)	(10)
CMBS	3	(59)	(56)
ABS	44	(152)	(108)
State and municipal bonds	2	(1)	1
Hybrid and redeemable preferred securities	-	(14)	(14)
Equity AFS securities	-	(1)	(1)
Trading securities	4	(5)	(1)
Total, net	$516	$(330)	$186

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2019, 2018 and 2017, transfers in and out of Level 3 were attributable primarily to the securities’ observable market information no longer being available or becoming available.  In 2018, transfers into or out of Level 3 also included FHLB stock between equity securities and other investments at cost on our Consolidated Balance Sheets.

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The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2019:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$2,996	Discounted cash flow	Liquidity/duration adjustment (1)	0.1%	-	6.4%
Foreign government bonds	52	Discounted cash flow	Liquidity/duration adjustment (1)	2.1%	-	2.5%
ABS	22	Discounted cash flow	Liquidity/duration adjustment (1)	3.0%	-	3.0%
Hybrid and redeemable
preferred securities	4	Discounted cash flow	Liquidity/duration adjustment (1)	1.4%	-	1.4%
Equity securities	21	Discounted cash flow	Liquidity/duration adjustment (1)	4.5%	-	5.2%
Other assets:
GLB direct and ceded
embedded derivatives	510	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.01%	-	0.27%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	28%
Indexed annuity ceded
embedded derivatives	927	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Liabilities
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives	$(2,585)	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Other liabilities – GLB ceded
embedded derivatives	(510)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.01%	-	0.27%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	28%
(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.

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From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•

Indexed annuity and IUL contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see “Summary of Significant Accounting Policies” above.

21.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  As discussed in Note 3, we completed the acquisition of Liberty Life during the second quarter of 2018.  Related results are included within the Group Protection segment.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), IUL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, including short and long-term disability, absence management services, term life, dental, vision and accident and critical illness benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

Other Operations includes investments related to our excess capital; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off institutional pension business, the majority of which was sold on a group annuity basis; debt costs; strategic digitization expense; and other corporate investments.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities (“gain (loss) on the mark-to-market on certain instruments”);
▪	GLB rider fees ceded to LNBAR;
▪	The net valuation premium of the GLB attributed rider fees;

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▪

Changes in the fair value of the embedded derivative liabilities related to index options we may purchase or sell in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value (“indexed annuity forward-starting option”); and

▪	Changes in the fair value of equity securities;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Acquisition and integration costs related to mergers and acquisitions; and
•	Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rates of 21% and 35%, where applicable, while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our segment measures of performance to the GAAP measures presented in our consolidated results of operations.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

The tables below reconcile our segment measures of performance to the GAAP measures presented in our Consolidated Statements of Comprehensive Income (Loss) (in millions):

	For the Years Ended December 31,
	2019	2018	2017
Revenues
Operating revenues:
Annuities	$4,240	$4,025	$4,034
Retirement Plan Services	1,186	1,164	1,152
Life Insurance	6,999	6,489	6,128
Group Protection	4,587	3,756	2,200
Other Operations	199	209	263
Excluded realized gain (loss), pre-tax	(1,019)	(285)	(630)
Amortization of deferred gain arising from reserve changes
on business sold through reinsurance, pre-tax	-	-	1
Total revenues	$16,192	$15,358	$13,148

	For the Years Ended December 31,
	2019	2018	2017
Net Income (Loss)
Income (loss) from operations:
Annuities	$987	$1,122	$1,072
Retirement Plan Services	162	160	142
Life Insurance	267	530	522
Group Protection	237	186	103
Other Operations	(148)	(130)	(30)
Excluded realized gain (loss), after-tax	(804)	(225)	(409)
Gain (loss) on early extinguishment of debt, after-tax	-	-	(3)
Net impact from the Tax Cuts and Jobs Act	16	(3)	1,526
Impairment of intangibles, after-tax	-	-	(905)
Acquisition and integration costs related to mergers and acquisitions, after-tax	(103)	(67)	-
Net income (loss)	$614	$1,573	$2,018

76

Other segment information (in millions) was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Net Investment Income
Annuities	$1,070	$947	$982
Retirement Plan Services	917	892	893
Life Insurance	2,494	2,546	2,496
Group Protection	306	259	167
Other Operations	175	200	222
Total net investment income	$4,962	$4,844	$4,760

	For the Years Ended December 31,
	2019	2018	2017
Amortization of DAC and VOBA, Net of Interest
Annuities	$427	$347	$402
Retirement Plan Services	25	27	26
Life Insurance	757	701	455
Group Protection	111	92	79
Total amortization of DAC and VOBA, net of interest	$1,320	$1,167	$962

	For the Years Ended December 31,
	2019	2018	2017
Federal Income Tax Expense (Benefit)
Annuities	$148	$187	$198
Retirement Plan Services	21	28	50
Life Insurance	50	116	236
Group Protection	63	50	55
Other Operations	(61)	(48)	(78)
Excluded realized gain (loss)	(215)	(61)	(220)
Gain (loss) on early extinguishment of debt	-	-	(2)
Net impact from the Tax Cuts and Jobs Act	(16)	3	(1,526)
Acquisition and integration costs related to
mergers and acquisitions	(27)	(18)	-
Total federal income tax expense (benefit)	$(37)	$257	$(1,287)

	As of December 31,
	2019	2018
Assets
Annuities	$166,639	$145,462
Retirement Plan Services	40,190	35,742
Life Insurance	93,327	82,153
Group Protection	9,468	8,495
Other Operations	26,392	27,293
Total assets	$336,016	$299,145

77

22.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2019	2018	2017
Interest paid	$152	$154	$123
Income taxes paid (received)	245	192	215
Significant non-cash investing and financing transactions:
Reduction of other assets in connection with
the expiration of an affiliate repurchase agreement	(150)	-	-
Acquisition of note receivable from affiliate	392	31	74
Investments received in financing transactions	-	263	-
Exchange of surplus note for promissory note with affiliate:
Carrying value of asset	40	58	109
Carrying value of liability	(40)	(58)	(109)
Net asset (liability) from exchange	$-	$-	$-

23.  Quarterly Results of Operations (Unaudited)

The unaudited quarterly results of operations (in millions) were as follows:

	For the Three Months Ended
	March 31,	June 30,	September 30,	December 31,
2019
Total revenues	$3,764	$3,928	$4,227	$4,273
Total expenses	3,646	3,686	4,526	3,757
Net income (loss)	133	222	(201)	460

2018
Total revenues	$3,404	$3,852	$4,039	$4,063
Total expenses	2,921	3,357	3,619	3,631
Net income (loss)	407	420	378	368

78

24.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Balance Sheets:

	As of December 31,
	2019	2018
Assets with affiliates:
Inter-company notes	$1,557	$1,512	Fixed maturity AFS securities
Ceded reinsurance contracts	(115)	(188)	Deferred acquisition costs and value of
			business acquired
Accrued inter-company interest receivable	6	11	Accrued investment income
Ceded reinsurance contracts	2,473	2,574	Reinsurance recoverables
Ceded reinsurance contracts	-	191	Reinsurance related embedded derivatives
Ceded reinsurance contracts	228	235	Other assets
Cash management agreement	1,227	112	Other assets
Service agreement receivable	6	5	Other assets

Liabilities with affiliates:
Assumed reinsurance contracts	26	29	Future contract benefits
Assumed reinsurance contracts	390	400	Other contract holder funds
Ceded reinsurance contracts	(38)	(46)	Other contract holder funds
Inter-company short-term debt	609	288	Short-term debt
Inter-company long-term debt	2,414	2,401	Long-term debt
Ceded reinsurance contracts	46	-	Reinsurance related embedded derivatives
Ceded reinsurance contracts	3,757	3,120	Funds withheld reinsurance liabilities
Ceded reinsurance contracts	497	325	Other liabilities
Accrued inter-company interest payable	5	13	Other liabilities
Service agreement payable	22	56	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2019		2018	2017
Revenues with affiliates:
Premiums received on assumed (paid on ceded)	$
reinsurance contracts		(407)	$(404)	$(393)	Insurance premiums
Fees for management of general account		(133)	(106)	(100)	Net investment income
Net investment income on ceded funds withheld treaties		(139)	(123)	(84)	Net investment income
Net investment income on inter-company notes		53	49	42	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives		(305)	709	(1,055)	Realized gain (loss)
Other gains (losses)		(301)	237	(150)	Realized gain (loss)
Reinsurance related settlements		472	(1,189)	951	Realized gain (loss)
Amortization of deferred gain (loss) on reinsurance
contracts		(4)	(5)	(5)	Amortization of deferred gain
					on business sold through
					reinsurance
Benefits and expenses with affiliates:
Interest credited on assumed reinsurance contracts		60	57	67	Interest credited
Reinsurance (recoveries) benefits on ceded reinsurance		(254)	(610)	(299)	Benefits
Ceded reinsurance contracts		(19)	(8)	(12)	Commissions and other
					expenses
Service agreement payments		15	3	3	Commissions and other
					expenses
Interest expense on inter-company debt		130	126	120	Interest and debt expense

79

Inter-Company Notes

LNC issues inter-company notes to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing and lending limit is currently 3% of our admitted assets as of December 31, 2019.

Service Agreement

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, assets under management, weighted policies in force and sales.

Ceded Reinsurance Contracts

As discussed in Note 9, we cede insurance contracts to LNBAR.  We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR.  As discussed in Note 6, we cede the GLB reserves embedded derivatives and the related hedge results to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies.  To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $115 million and $1.2 billion as of December 31, 2019 and 2018, respectively.  The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.

80

Lincoln Life Variable Annuity Account N

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	$30,561,980	$30,561,980	$30,561,980
AB VPS International Value Portfolio - Class B	1,034	1,034	1,034
AB VPS Large Cap Growth Portfolio - Class B	9,392,883	9,392,883	9,392,883
AB VPS Small/Mid Cap Value Portfolio - Class A	852,143	852,143	852,143
AB VPS Small/Mid Cap Value Portfolio - Class B	200,074,400	200,074,400	200,074,400
ALPS/Alerian Energy Infrastructure Portfolio - Class I	467,521	467,521	467,521
ALPS/Alerian Energy Infrastructure Portfolio - Class III	4,962,021	4,962,021	4,962,021
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	163,800	163,800	163,800
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	15,216,380	15,216,380	15,216,380
American Century VP Balanced Fund - Class I	279,986	279,986	279,986
American Century VP Balanced Fund - Class II	98,855,604	98,855,604	98,855,604
American Century VP Inflation Protection Fund - Class II	22,685	22,685	22,685
American Century VP Large Company Value Fund - Class I	2,996,408	2,996,408	2,996,408
American Century VP Large Company Value Fund - Class II	35,860,873	35,860,873	35,860,873
American Funds Asset Allocation Fund - Class 1	20,205,687	20,205,687	20,205,687
American Funds Asset Allocation Fund - Class 1A	10,654,834	10,654,834	10,654,834
American Funds Asset Allocation Fund - Class 4	197,384,725	197,384,725	197,384,725
American Funds Blue Chip Income and Growth Fund - Class 1	3,989,698	3,989,698	3,989,698
American Funds Blue Chip Income and Growth Fund - Class 1A	8,070,736	8,070,736	8,070,736
American Funds Blue Chip Income and Growth Fund - Class 4	46,599,969	46,599,969	46,599,969
American Funds Bond Fund - Class 1	6,957,268	6,957,268	6,957,268
American Funds Bond Fund - Class 1A	5,397,755	5,397,755	5,397,755
American Funds Capital Income Builder® - Class 1	1,113,033	1,113,033	1,113,033
American Funds Capital Income Builder® - Class 1A	5,697,611	5,697,611	5,697,611
American Funds Capital Income Builder® - Class 4	48,420,144	48,420,144	48,420,144
American Funds Global Balanced Fund - Class 1	711,904	711,904	711,904
American Funds Global Balanced Fund - Class 1A	2,270,504	2,270,504	2,270,504
American Funds Global Bond Fund - Class 1	3,042,027	3,042,027	3,042,027
American Funds Global Bond Fund - Class 1A	444,358	444,358	444,358
American Funds Global Growth and Income Fund - Class 1	1,571,104	1,571,104	1,571,104
American Funds Global Growth and Income Fund - Class 1A	1,889,440	1,889,440	1,889,440
American Funds Global Growth Fund - Class 1	2,477,551	2,477,551	2,477,551
American Funds Global Growth Fund - Class 1A	6,560,863	6,560,863	6,560,863
American Funds Global Growth Fund - Class 2	296,684,633	296,684,633	296,684,633
American Funds Global Growth Fund - Class 4	67,752,680	67,752,680	67,752,680
American Funds Global Small Capitalization Fund - Class 1	1,426,291	1,426,291	1,426,291
American Funds Global Small Capitalization Fund - Class 1A	560,250	560,250	560,250
American Funds Global Small Capitalization Fund - Class 2	370,661,349	370,661,349	370,661,349
American Funds Global Small Capitalization Fund - Class 4	19,936,374	19,936,374	19,936,374
American Funds Growth Fund - Class 1	9,338,393	9,338,393	9,338,393
American Funds Growth Fund - Class 1A	17,858,910	17,858,910	17,858,910
American Funds Growth Fund - Class 2	1,416,333,512	1,416,333,512	1,416,333,512
American Funds Growth Fund - Class 4	185,182,775	185,182,775	185,182,775
American Funds Growth-Income Fund - Class 1	6,371,454	6,371,454	6,371,454
American Funds Growth-Income Fund - Class 1A	10,886,758	10,886,758	10,886,758
American Funds Growth-Income Fund - Class 2	1,826,193,558	1,826,193,558	1,826,193,558
American Funds Growth-Income Fund - Class 4	138,659,193	138,659,193	138,659,193
American Funds High-Income Bond Fund - Class 1	1,811,097	1,811,097	1,811,097
American Funds High-Income Bond Fund - Class 1A	714,767	714,767	714,767
American Funds International Fund - Class 1	6,135,817	6,135,817	6,135,817
American Funds International Fund - Class 1A	7,027,247	7,027,247	7,027,247
American Funds International Fund - Class 2	605,722,874	605,722,874	605,722,874
American Funds International Fund - Class 4	49,361,239	49,361,239	49,361,239
American Funds International Growth and Income Fund - Class 1	1,798,773	1,798,773	1,798,773
American Funds International Growth and Income Fund - Class 1A	573,714	573,714	573,714
American Funds Managed Risk Asset Allocation Fund - Class P1	2,173,822	2,173,822	2,173,822
American Funds Managed Risk Asset Allocation Fund - Class P2	146,541,365	146,541,365	146,541,365
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	664,350	664,350	664,350
American Funds Managed Risk Growth Fund - Class P1	1,894,399	1,894,399	1,894,399
American Funds Managed Risk Growth-Income Fund - Class P1	390,065	390,065	390,065
American Funds Managed Risk International Fund - Class P1	553,978	553,978	553,978

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
American Funds Mortgage Fund - Class 1	$538,369	$538,369	$538,369
American Funds Mortgage Fund - Class 1A	482,435	482,435	482,435
American Funds Mortgage Fund - Class 4	4,702,349	4,702,349	4,702,349
American Funds New World Fund® - Class 1	4,187,579	4,187,579	4,187,579
American Funds New World Fund® - Class 1A	3,624,935	3,624,935	3,624,935
American Funds New World Fund® - Class 4	37,548,744	37,548,744	37,548,744
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	167,785	167,785	167,785
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	2,463,841	2,463,841	2,463,841
BlackRock Global Allocation V.I. Fund - Class I	4,111,675	4,111,675	4,111,675
BlackRock Global Allocation V.I. Fund - Class III	1,006,367,860	1,006,367,860	1,006,367,860
ClearBridge Variable Aggressive Growth Portfolio - Class I	344,891	344,891	344,891
ClearBridge Variable Aggressive Growth Portfolio - Class II	23,133,641	23,133,641	23,133,641
ClearBridge Variable Large Cap Growth Portfolio - Class I	2,257,432	2,257,432	2,257,432
ClearBridge Variable Large Cap Growth Portfolio - Class II	147,206,219	147,206,219	147,206,219
ClearBridge Variable Mid Cap Portfolio - Class I	921,235	921,235	921,235
ClearBridge Variable Mid Cap Portfolio - Class II	48,796,806	48,796,806	48,796,806
Columbia VP Commodity Strategy Fund - Class 1	230,870	230,870	230,870
Columbia VP Commodity Strategy Fund - Class 2	742,820	742,820	742,820
Columbia VP Emerging Markets Bond Fund - Class 1	369,068	369,068	369,068
Columbia VP Emerging Markets Bond Fund - Class 2	2,909,625	2,909,625	2,909,625
Columbia VP Strategic Income Fund - Class 1	1,161,872	1,161,872	1,161,872
Columbia VP Strategic Income Fund - Class 2	11,370,029	11,370,029	11,370,029
Delaware VIP® Diversified Income Series - Service Class	2,017,168,236	2,017,168,236	2,017,168,236
Delaware VIP® Diversified Income Series - Standard Class	14,407,947	14,407,947	14,407,947
Delaware VIP® Emerging Markets Series - Service Class	309,720,808	309,720,808	309,720,808
Delaware VIP® Emerging Markets Series - Standard Class	686,362	686,362	686,362
Delaware VIP® High Yield Series - Service Class	105,163,601	105,163,601	105,163,601
Delaware VIP® High Yield Series - Standard Class	2,248,162	2,248,162	2,248,162
Delaware VIP® International Value Equity Series - Standard Class	76,663	76,663	76,663
Delaware VIP® Limited-Term Diversified Income Series - Service Class	1,158,773,216	1,158,773,216	1,158,773,216
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	2,740,252	2,740,252	2,740,252
Delaware VIP® REIT Series - Service Class	147,878,160	147,878,160	147,878,160
Delaware VIP® REIT Series - Standard Class	3,831,186	3,831,186	3,831,186
Delaware VIP® Small Cap Value Series - Service Class	439,559,144	439,559,144	439,559,144
Delaware VIP® Small Cap Value Series - Standard Class	8,139,766	8,139,766	8,139,766
Delaware VIP® Smid Cap Core Series - Service Class	177,161,600	177,161,600	177,161,600
Delaware VIP® Smid Cap Core Series - Standard Class	6,597,353	6,597,353	6,597,353
Delaware VIP® U.S. Growth Series - Service Class	311,253,627	311,253,627	311,253,627
Delaware VIP® U.S. Growth Series - Standard Class	146,999	146,999	146,999
Delaware VIP® Value Series - Service Class	336,344,731	336,344,731	336,344,731
Delaware VIP® Value Series - Standard Class	7,545,400	7,545,400	7,545,400
DWS Alternative Asset Allocation VIP Portfolio - Class A	1,605,304	1,605,304	1,605,304
DWS Alternative Asset Allocation VIP Portfolio - Class B	46,189,814	46,189,814	46,189,814
DWS Equity 500 Index VIP Portfolio - Class A	6,382,046	6,382,046	6,382,046
DWS Small Cap Index VIP Portfolio - Class A	2,924,463	2,924,463	2,924,463
Eaton Vance VT Floating-Rate Income Fund - ADV Class	4,229,636	4,229,636	4,229,636
Eaton Vance VT Floating-Rate Income Fund - Initial Class	27,231,876	27,231,876	27,231,876
Fidelity® VIP Balanced Portfolio - Initial Class	347,250	347,250	347,250
Fidelity® VIP Balanced Portfolio - Service Class 2	36,582,102	36,582,102	36,582,102
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,823,811	3,823,811	3,823,811
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,237,669,901	1,237,669,901	1,237,669,901
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	789,129	789,129	789,129
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	20,866,844	20,866,844	20,866,844
Fidelity® VIP Growth Portfolio - Initial Class	6,288,142	6,288,142	6,288,142
Fidelity® VIP Growth Portfolio - Service Class 2	251,667,952	251,667,952	251,667,952
Fidelity® VIP Mid Cap Portfolio - Initial Class	2,188,212	2,188,212	2,188,212
Fidelity® VIP Mid Cap Portfolio - Service Class 2	576,800,583	576,800,583	576,800,583
Fidelity® VIP Strategic Income Portfolio - Initial Class	1,868,659	1,868,659	1,868,659
Fidelity® VIP Strategic Income Portfolio - Service Class 2	22,458,743	22,458,743	22,458,743
First Trust Dorsey Wright Tactical Core Portfolio - Class I	9,938,685	9,938,685	9,938,685
First Trust Dorsey Wright Tactical Core Portfolio - Class II	42,970	42,970	42,970

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
First Trust Multi Income Allocation Portfolio - Class I	$7,280,654	$7,280,654	$7,280,654
First Trust Multi Income Allocation Portfolio - Class II	33,731	33,731	33,731
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	181,711,700	181,711,700	181,711,700
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	1,305,508	1,305,508	1,305,508
Franklin Allocation VIP Fund - Class 4	8,669,118	8,669,118	8,669,118
Franklin Income VIP Fund - Class 1	315,920	315,920	315,920
Franklin Income VIP Fund - Class 2	483,947,543	483,947,543	483,947,543
Franklin Income VIP Fund - Class 4	105,390,148	105,390,148	105,390,148
Franklin Mutual Shares VIP Fund - Class 1	715,481	715,481	715,481
Franklin Mutual Shares VIP Fund - Class 2	643,775,979	643,775,979	643,775,979
Franklin Mutual Shares VIP Fund - Class 4	35,459,669	35,459,669	35,459,669
Franklin Rising Dividends VIP Fund - Class 1	883,704	883,704	883,704
Franklin Rising Dividends VIP Fund - Class 4	32,977,397	32,977,397	32,977,397
Franklin Small Cap Value VIP Fund - Class 1	615,116	615,116	615,116
Franklin Small Cap Value VIP Fund - Class 4	9,346,379	9,346,379	9,346,379
Franklin Small-Mid Cap Growth VIP Fund - Class 1	730,956	730,956	730,956
Franklin Small-Mid Cap Growth VIP Fund - Class 4	7,984,799	7,984,799	7,984,799
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	486,543	486,543	486,543
Goldman Sachs VIT Government Money Market Fund - Service Shares	24,395,322	24,395,322	24,395,322
Goldman Sachs VIT Large Cap Value Fund - Service Shares	141,063,268	141,063,268	141,063,268
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	2,333,418	2,333,418	2,333,418
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	720,081	720,081	720,081
Guggenheim VT Long Short Equity	4,043,131	4,043,131	4,043,131
Guggenheim VT Multi-Hedge Strategies	4,851,999	4,851,999	4,851,999
Hartford Capital Appreciation HLS Fund - Class IA	76,568	76,568	76,568
Hartford Capital Appreciation HLS Fund - Class IC	13,944,694	13,944,694	13,944,694
Invesco Oppenheimer V.I. Global Fund - Series II Shares	8,582,552	8,582,552	8,582,552
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	803,467	803,467	803,467
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	16,258,622	16,258,622	16,258,622
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	571,950	571,950	571,950
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	17,135,467	17,135,467	17,135,467
Invesco V.I. American Franchise Fund - Series I Shares	2,557,796	2,557,796	2,557,796
Invesco V.I. American Franchise Fund - Series II Shares	1,682,864	1,682,864	1,682,864
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	1,376,482	1,376,482	1,376,482
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	13,686,453	13,686,453	13,686,453
Invesco V.I. Comstock Fund - Series I Shares	297,683	297,683	297,683
Invesco V.I. Comstock Fund - Series II Shares	8,185,352	8,185,352	8,185,352
Invesco V.I. Core Equity Fund - Series I Shares	5,603,944	5,603,944	5,603,944
Invesco V.I. Core Equity Fund - Series II Shares	1,326,705	1,326,705	1,326,705
Invesco V.I. Diversified Dividend Fund - Series I Shares	768,072	768,072	768,072
Invesco V.I. Diversified Dividend Fund - Series II Shares	18,959,768	18,959,768	18,959,768
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	5,460,830	5,460,830	5,460,830
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	196,609,698	196,609,698	196,609,698
Invesco V.I. Equity and Income Fund - Series I Shares	45,823	45,823	45,823
Invesco V.I. Equity and Income Fund - Series II Shares	12,115,489	12,115,489	12,115,489
Invesco V.I. International Growth Fund - Series I Shares	2,081,486	2,081,486	2,081,486
Invesco V.I. International Growth Fund - Series II Shares	75,031,915	75,031,915	75,031,915
Ivy VIP Asset Strategy Portfolio - Class I	8,877	8,877	8,877
Ivy VIP Asset Strategy Portfolio - Class II	9,490,457	9,490,457	9,490,457
Ivy VIP Energy Portfolio - Class I	14,949	14,949	14,949
Ivy VIP Energy Portfolio - Class II	4,513,862	4,513,862	4,513,862
Ivy VIP High Income Portfolio - Class I	1,539,452	1,539,452	1,539,452
Ivy VIP High Income Portfolio - Class II	23,476,122	23,476,122	23,476,122
Ivy VIP Mid Cap Growth Portfolio - Class I	3,908,581	3,908,581	3,908,581
Ivy VIP Mid Cap Growth Portfolio - Class II	15,508,733	15,508,733	15,508,733
Ivy VIP Science and Technology Portfolio - Class I	570,415	570,415	570,415
Ivy VIP Science and Technology Portfolio - Class II	36,260,046	36,260,046	36,260,046
Ivy VIP Small Cap Growth Portfolio - Class I	202,151	202,151	202,151
Ivy VIP Small Cap Growth Portfolio - Class II	6,437,305	6,437,305	6,437,305
Janus Henderson Balanced Portfolio - Service Shares	15,219,007	15,219,007	15,219,007
Janus Henderson Enterprise Portfolio - Service Shares	7,137,194	7,137,194	7,137,194

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
Janus Henderson Global Research Portfolio - Service Shares	$597,262	$597,262	$597,262
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	4,426,567	4,426,567	4,426,567
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	134,203,891	134,203,891	134,203,891
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	5,174,838	5,174,838	5,174,838
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	345,550	345,550	345,550
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	4,466,970	4,466,970	4,466,970
Lincoln iShares® Global Growth Allocation Fund - Standard Class	588,554	588,554	588,554
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	1,113,835	1,113,835	1,113,835
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	38,351,237	38,351,237	38,351,237
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	18,429,499	18,429,499	18,429,499
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	13,446,981	13,446,981	13,446,981
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	41,481,075	41,481,075	41,481,075
LVIP American Balanced Allocation Fund - Service Class	58,819,179	58,819,179	58,819,179
LVIP American Balanced Allocation Fund - Standard Class	9,817,051	9,817,051	9,817,051
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	480,547,031	480,547,031	480,547,031
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	33,991,163	33,991,163	33,991,163
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	449,767	449,767	449,767
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	85,049,722	85,049,722	85,049,722
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	436,981	436,981	436,981
LVIP American Global Growth Fund - Service Class II	304,248,747	304,248,747	304,248,747
LVIP American Global Small Capitalization Fund - Service Class II	72,776,761	72,776,761	72,776,761
LVIP American Growth Allocation Fund - Service Class	43,219,315	43,219,315	43,219,315
LVIP American Growth Allocation Fund - Standard Class	4,668,395	4,668,395	4,668,395
LVIP American Growth Fund - Service Class II	952,636,064	952,636,064	952,636,064
LVIP American Growth-Income Fund - Service Class II	834,035,032	834,035,032	834,035,032
LVIP American Income Allocation Fund - Standard Class	80,110	80,110	80,110
LVIP American International Fund - Service Class II	251,140,717	251,140,717	251,140,717
LVIP American Preservation Fund - Service Class	8,799,619	8,799,619	8,799,619
LVIP American Preservation Fund - Standard Class	221,984	221,984	221,984
LVIP Baron Growth Opportunities Fund - Service Class	262,267,497	262,267,497	262,267,497
LVIP Baron Growth Opportunities Fund - Standard Class	1,106,079	1,106,079	1,106,079
LVIP BlackRock Advantage Allocation Fund - Service Class	9,492,636	9,492,636	9,492,636
LVIP BlackRock Advantage Allocation Fund - Standard Class	20,654	20,654	20,654
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	1,349,908,838	1,349,908,838	1,349,908,838
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	497,111	497,111	497,111
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	860,861,024	860,861,024	860,861,024
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	154,629	154,629	154,629
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	441,261,497	441,261,497	441,261,497
LVIP BlackRock Global Real Estate Fund - Service Class	95,284,039	95,284,039	95,284,039
LVIP BlackRock Global Real Estate Fund - Standard Class	1,555,290	1,555,290	1,555,290
LVIP BlackRock Inflation Protected Bond Fund - Service Class	732,840,789	732,840,789	732,840,789
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	3,986,889	3,986,889	3,986,889
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	502,645,730	502,645,730	502,645,730
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	906,351,894	906,351,894	906,351,894
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	2,247,802	2,247,802	2,247,802
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	695,750,916	695,750,916	695,750,916
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	109,064	109,064	109,064
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	519,138,469	519,138,469	519,138,469
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	70,920	70,920	70,920
LVIP Delaware Bond Fund - Service Class	3,830,010,243	3,830,010,243	3,830,010,243
LVIP Delaware Bond Fund - Standard Class	66,336,120	66,336,120	66,336,120
LVIP Delaware Diversified Floating Rate Fund - Service Class	778,902,189	778,902,189	778,902,189
LVIP Delaware Diversified Floating Rate Fund - Standard Class	2,937,942	2,937,942	2,937,942
LVIP Delaware Social Awareness Fund - Service Class	65,455,651	65,455,651	65,455,651
LVIP Delaware Social Awareness Fund - Standard Class	6,480,771	6,480,771	6,480,771
LVIP Delaware Special Opportunities Fund - Service Class	113,150,904	113,150,904	113,150,904
LVIP Delaware Wealth Builder Fund - Service Class	16,637,639	16,637,639	16,637,639
LVIP Delaware Wealth Builder Fund - Standard Class	4,097,808	4,097,808	4,097,808
LVIP Dimensional International Core Equity Fund - Service Class	89,714,991	89,714,991	89,714,991
LVIP Dimensional International Core Equity Fund - Standard Class	10,435,299	10,435,299	10,435,299
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	538,074,901	538,074,901	538,074,901

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	$1,869,672	$1,869,672	$1,869,672
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	172,010,916	172,010,916	172,010,916
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	9,981,488	9,981,488	9,981,488
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	93,278,460	93,278,460	93,278,460
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	9,936,372	9,936,372	9,936,372
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	884,712,324	884,712,324	884,712,324
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	3,381,598	3,381,598	3,381,598
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	758,441,830	758,441,830	758,441,830
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	19,494,744	19,494,744	19,494,744
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	416,422,262	416,422,262	416,422,262
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	119,198	119,198	119,198
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	914,361,294	914,361,294	914,361,294
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	46,883	46,883	46,883
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	18,079,309	18,079,309	18,079,309
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	229,916	229,916	229,916
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	99,014,425	99,014,425	99,014,425
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	2,091,931	2,091,931	2,091,931
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,035,702,012	1,035,702,012	1,035,702,012
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	166,261	166,261	166,261
LVIP Global Growth Allocation Managed Risk Fund - Service Class	7,885,214,352	7,885,214,352	7,885,214,352
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	8,842,285	8,842,285	8,842,285
LVIP Global Income Fund - Service Class	566,003,310	566,003,310	566,003,310
LVIP Global Income Fund - Standard Class	793,102	793,102	793,102
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	6,217,351,488	6,217,351,488	6,217,351,488
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	4,507,772	4,507,772	4,507,772
LVIP Government Money Market Fund - Service Class	296,945,500	296,945,500	296,945,500
LVIP Government Money Market Fund - Standard Class	31,553,928	31,553,928	31,553,928
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	465,104,275	465,104,275	465,104,275
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	82,471	82,471	82,471
LVIP JPMorgan High Yield Fund - Service Class	202,901,408	202,901,408	202,901,408
LVIP JPMorgan High Yield Fund - Standard Class	2,483,317	2,483,317	2,483,317
LVIP JPMorgan Retirement Income Fund - Service Class	13,227,779	13,227,779	13,227,779
LVIP JPMorgan Retirement Income Fund - Standard Class	929,262	929,262	929,262
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	592,794,642	592,794,642	592,794,642
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	278,411	278,411	278,411
LVIP Loomis Sayles Global Growth Fund - Service Class	625,750	625,750	625,750
LVIP Loomis Sayles Global Growth Fund - Standard Class	48,669	48,669	48,669
LVIP MFS International Equity Managed Volatility Fund - Service Class	550,471,700	550,471,700	550,471,700
LVIP MFS International Growth Fund - Service Class	239,960,020	239,960,020	239,960,020
LVIP MFS International Growth Fund - Standard Class	967,899	967,899	967,899
LVIP MFS Value Fund - Service Class	1,039,310,388	1,039,310,388	1,039,310,388
LVIP MFS Value Fund - Standard Class	2,834,769	2,834,769	2,834,769
LVIP Mondrian International Value Fund - Service Class	265,297,173	265,297,173	265,297,173
LVIP Mondrian International Value Fund - Standard Class	9,685,168	9,685,168	9,685,168
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	60,772,868	60,772,868	60,772,868
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	37,987	37,987	37,987
LVIP PIMCO Low Duration Bond Fund - Service Class	524,421,705	524,421,705	524,421,705
LVIP PIMCO Low Duration Bond Fund - Standard Class	6,393,755	6,393,755	6,393,755
LVIP SSGA Bond Index Fund - Service Class	897,310,633	897,310,633	897,310,633
LVIP SSGA Bond Index Fund - Standard Class	9,397,551	9,397,551	9,397,551
LVIP SSGA Conservative Index Allocation Fund - Service Class	74,344,768	74,344,768	74,344,768
LVIP SSGA Conservative Index Allocation Fund - Standard Class	91,756	91,756	91,756
LVIP SSGA Conservative Structured Allocation Fund - Service Class	154,489,748	154,489,748	154,489,748
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	689,119	689,119	689,119
LVIP SSGA Developed International 150 Fund - Service Class	141,788,782	141,788,782	141,788,782
LVIP SSGA Developed International 150 Fund - Standard Class	1,086,629	1,086,629	1,086,629
LVIP SSGA Emerging Markets 100 Fund - Service Class	161,919,562	161,919,562	161,919,562
LVIP SSGA Emerging Markets 100 Fund - Standard Class	3,695,796	3,695,796	3,695,796
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	3,766,193	3,766,193	3,766,193

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	$571,391	$571,391	$571,391
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	764,421,527	764,421,527	764,421,527
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	681,522	681,522	681,522
LVIP SSGA International Index Fund - Service Class	285,999,479	285,999,479	285,999,479
LVIP SSGA International Index Fund - Standard Class	5,597,115	5,597,115	5,597,115
LVIP SSGA International Managed Volatility Fund - Service Class	347,884,977	347,884,977	347,884,977
LVIP SSGA International Managed Volatility Fund - Standard Class	148,264	148,264	148,264
LVIP SSGA Large Cap 100 Fund - Service Class	335,489,909	335,489,909	335,489,909
LVIP SSGA Large Cap 100 Fund - Standard Class	5,408,616	5,408,616	5,408,616
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	690,589,285	690,589,285	690,589,285
LVIP SSGA Mid-Cap Index Fund - Service Class	97,785,638	97,785,638	97,785,638
LVIP SSGA Mid-Cap Index Fund - Standard Class	5,379,773	5,379,773	5,379,773
LVIP SSGA Moderate Index Allocation Fund - Service Class	249,717,225	249,717,225	249,717,225
LVIP SSGA Moderate Index Allocation Fund - Standard Class	1,552,417	1,552,417	1,552,417
LVIP SSGA Moderate Structured Allocation Fund - Service Class	687,544,662	687,544,662	687,544,662
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	934,239	934,239	934,239
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	217,105,923	217,105,923	217,105,923
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	3,626,780	3,626,780	3,626,780
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	400,521,801	400,521,801	400,521,801
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	2,301,852	2,301,852	2,301,852
LVIP SSGA S&P 500 Index Fund - Service Class	1,327,146,985	1,327,146,985	1,327,146,985
LVIP SSGA S&P 500 Index Fund - Standard Class	69,701,663	69,701,663	69,701,663
LVIP SSGA Short-Term Bond Index Fund - Service Class	101,119,811	101,119,811	101,119,811
LVIP SSGA Short-Term Bond Index Fund - Standard Class	2,702,294	2,702,294	2,702,294
LVIP SSGA Small-Cap Index Fund - Service Class	397,700,809	397,700,809	397,700,809
LVIP SSGA Small-Cap Index Fund - Standard Class	10,786,861	10,786,861	10,786,861
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	151,249,518	151,249,518	151,249,518
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	5,627,931	5,627,931	5,627,931
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	555,084,930	555,084,930	555,084,930
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	61,647	61,647	61,647
LVIP T. Rowe Price 2010 Fund - Service Class	5,391,098	5,391,098	5,391,098
LVIP T. Rowe Price 2020 Fund - Service Class	8,395,444	8,395,444	8,395,444
LVIP T. Rowe Price 2030 Fund - Service Class	4,320,349	4,320,349	4,320,349
LVIP T. Rowe Price 2040 Fund - Service Class	4,749,561	4,749,561	4,749,561
LVIP T. Rowe Price Growth Stock Fund - Service Class	361,991,166	361,991,166	361,991,166
LVIP T. Rowe Price Growth Stock Fund - Standard Class	3,529,872	3,529,872	3,529,872
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	278,210,550	278,210,550	278,210,550
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	3,369,519	3,369,519	3,369,519
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	77,894,950	77,894,950	77,894,950
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	139,647	139,647	139,647
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	1,440,535,272	1,440,535,272	1,440,535,272
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	1,538,311	1,538,311	1,538,311
LVIP Vanguard Domestic Equity ETF Fund - Service Class	304,757,104	304,757,104	304,757,104
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	5,633,407	5,633,407	5,633,407
LVIP Vanguard International Equity ETF Fund - Service Class	214,600,065	214,600,065	214,600,065
LVIP Vanguard International Equity ETF Fund - Standard Class	10,896,006	10,896,006	10,896,006
LVIP Wellington Capital Growth Fund - Service Class	409,005,671	409,005,671	409,005,671
LVIP Wellington Capital Growth Fund - Standard Class	1,472,386	1,472,386	1,472,386
LVIP Wellington Mid-Cap Value Fund - Service Class	118,157,095	118,157,095	118,157,095
LVIP Wellington Mid-Cap Value Fund - Standard Class	648,005	648,005	648,005
LVIP Western Asset Core Bond Fund - Service Class	253,487,365	253,487,365	253,487,365
LVIP Western Asset Core Bond Fund - Standard Class	7,297,019	7,297,019	7,297,019
MFS® VIT Growth Series - Initial Class	5,298,058	5,298,058	5,298,058
MFS® VIT Growth Series - Service Class	197,377,758	197,377,758	197,377,758
MFS® VIT Total Return Series - Initial Class	6,204,503	6,204,503	6,204,503
MFS® VIT Total Return Series - Service Class	105,278,923	105,278,923	105,278,923
MFS® VIT Utilities Series - Initial Class	6,530,409	6,530,409	6,530,409
MFS® VIT Utilities Series - Service Class	183,356,573	183,356,573	183,356,573
MFS® VIT II Core Equity Portfolio - Service Class	2,780,408	2,780,408	2,780,408
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	1,136,756	1,136,756	1,136,756
MFS® VIT II International Intrinsic Value Portfolio - Service Class	32,814,935	32,814,935	32,814,935

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	$359,931	$359,931	$359,931
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	8,783,143	8,783,143	8,783,143
Morgan Stanley VIF Growth Portfolio - Class II	2,843,239	2,843,239	2,843,239
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	19,929,374	19,929,374	19,929,374
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	3,938,719	3,938,719	3,938,719
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	109,499	109,499	109,499
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	9,916,637	9,916,637	9,916,637
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	24,259	24,259	24,259
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	4,861,077	4,861,077	4,861,077
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	99,823	99,823	99,823
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	3,641,296	3,641,296	3,641,296
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	75,649	75,649	75,649
Putnam VT Equity Income Fund - Class IA	195,041	195,041	195,041
Putnam VT Equity Income Fund - Class IB	5,004,026	5,004,026	5,004,026
Putnam VT George Putnam Balanced Fund - Class IA	481,594	481,594	481,594
Putnam VT George Putnam Balanced Fund - Class IB	63,064,701	63,064,701	63,064,701
Putnam VT Global Health Care Fund - Class IA	368,267	368,267	368,267
Putnam VT Global Health Care Fund - Class IB	18,342,329	18,342,329	18,342,329
Putnam VT Income Fund - Class IA	261,910	261,910	261,910
Putnam VT Income Fund - Class IB	8,872,619	8,872,619	8,872,619
Putnam VT Multi-Asset Absolute Return Fund - Class IA	57,749	57,749	57,749
Putnam VT Multi-Asset Absolute Return Fund - Class IB	2,611,357	2,611,357	2,611,357
QS Variable Conservative Growth - Class II	8,211,581	8,211,581	8,211,581
Rational Trend Aggregation VA Fund	1,068,363	1,068,363	1,068,363
SEI VP Market Growth Strategy Fund - Class II	2,178,824	2,178,824	2,178,824
SEI VP Market Growth Strategy Fund - Class III	2,748,918	2,748,918	2,748,918
SEI VP Market Plus Strategy Fund - Class III	1,070,083	1,070,083	1,070,083
Templeton Foreign VIP Fund - Class 1	76,212	76,212	76,212
Templeton Foreign VIP Fund - Class 4	3,723,168	3,723,168	3,723,168
Templeton Global Bond VIP Fund - Class 1	4,870,746	4,870,746	4,870,746
Templeton Global Bond VIP Fund - Class 2	279,416,362	279,416,362	279,416,362
Templeton Global Bond VIP Fund - Class 4	30,945,969	30,945,969	30,945,969
Templeton Growth VIP Fund - Class 2	22,080,782	22,080,782	22,080,782
TOPS® Moderate Growth ETF Portfolio - Service Class Shares	11,618,536	11,618,536	11,618,536
VanEck VIP Global Hard Assets Fund - Class S Shares	3,189,559	3,189,559	3,189,559
VanEck VIP Global Hard Assets Fund - Initial Class Shares	335,098	335,098	335,098
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	15,896,953	15,896,953	15,896,953
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	827,527	827,527	827,527

See accompanying notes.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln Life Variable Annuity Account N

Statements of operations

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
AB VPS Global Thematic Growth Portfolio - Class B	$46,721	$(482,743)	$(436,022)	$1,952,499	$1,636,902
AB VPS International Value Portfolio - Class B	8	(12)	(4)	(3)	—
AB VPS Large Cap Growth Portfolio - Class B	—	(151,121)	(151,121)	611,285	1,182,635
AB VPS Small/Mid Cap Value Portfolio - Class A	4,922	(3,661)	1,261	(17,696)	91,849
AB VPS Small/Mid Cap Value Portfolio - Class B	623,582	(3,111,398)	(2,487,816)	(1,375,859)	21,538,585
ALPS/Alerian Energy Infrastructure Portfolio - Class I	8,908	(1,522)	7,386	(1,533)	—
ALPS/Alerian Energy Infrastructure Portfolio - Class III	80,325	(55,290)	25,035	(77,633)	—
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	—	(757)	(757)	1,280	1,899
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	—	(152,168)	(152,168)	196,028	159,015
ALPS/Stadion Core ETF Portfolio - Class I	303	(1,602)	(1,299)	5,704	1,162
ALPS/Stadion Core ETF Portfolio - Class III	292,530	(197,682)	94,848	(87,210)	982,786
ALPS/Stadion Tactical Growth Portfolio - Class III	16,305	(47,779)	(31,474)	(282,526)	851,432
American Century VP Balanced Fund - Class I	3,866	(1,950)	1,916	5,509	5,004
American Century VP Balanced Fund - Class II	1,115,425	(1,323,441)	(208,016)	543,107	1,749,818
American Century VP Inflation Protection Fund - Class II	547	(505)	42	(33)	—
American Century VP Large Company Value Fund - Class I	44,301	(11,324)	32,977	8,331	43,591
American Century VP Large Company Value Fund - Class II	488,821	(400,218)	88,603	114,027	478,311
American Funds Asset Allocation Fund - Class 1	408,167	(107,615)	300,552	46,188	950,841
American Funds Asset Allocation Fund - Class 1A	188,233	(44,176)	144,057	(10,261)	412,763
American Funds Asset Allocation Fund - Class 4	3,087,859	(1,972,637)	1,115,222	380,360	8,229,390
American Funds Blue Chip Income and Growth Fund - Class 1	84,882	(30,835)	54,047	(3,730)	289,144
American Funds Blue Chip Income and Growth Fund - Class 1A	143,023	(29,760)	113,263	(37,798)	363,602
American Funds Blue Chip Income and Growth Fund - Class 4	809,927	(437,321)	372,606	(247,824)	3,080,264
American Funds Bond Fund - Class 1	190,164	(52,234)	137,930	3,284	—
American Funds Bond Fund - Class 1A	138,185	(31,021)	107,164	18,752	—
American Funds Capital Income Builder® - Class 1	34,435	(5,024)	29,411	6,159	—
American Funds Capital Income Builder® - Class 1A	125,473	(19,177)	106,296	2,461	—
American Funds Capital Income Builder® - Class 4	1,147,341	(532,861)	614,480	170,238	—
American Funds Global Balanced Fund - Class 1	10,132	(3,825)	6,307	3,901	18,594
American Funds Global Balanced Fund - Class 1A	27,873	(11,597)	16,276	(301)	60,565
American Funds Global Bond Fund - Class 1	54,379	(25,880)	28,499	6,028	—
American Funds Global Bond Fund - Class 1A	6,654	(2,102)	4,552	1,559	—
American Funds Global Growth and Income Fund - Class 1	31,415	(13,466)	17,949	9,425	71,595
American Funds Global Growth and Income Fund - Class 1A	33,297	(7,218)	26,079	(5,980)	65,718
American Funds Global Growth Fund - Class 1	30,785	(15,383)	15,402	35,129	116,148
American Funds Global Growth Fund - Class 1A	68,084	(30,966)	37,118	4,588	301,245
American Funds Global Growth Fund - Class 2	3,059,497	(4,351,721)	(1,292,224)	9,577,289	15,672,308
American Funds Global Growth Fund - Class 4	571,950	(604,881)	(32,931)	366,785	3,127,442
American Funds Global Small Capitalization Fund - Class 1	5,312	(10,378)	(5,066)	11,741	84,593
American Funds Global Small Capitalization Fund - Class 1A	1,025	(1,978)	(953)	426	26,598
American Funds Global Small Capitalization Fund - Class 2	554,057	(4,511,994)	(3,957,937)	9,194,154	22,846,995
American Funds Global Small Capitalization Fund - Class 4	1,429	(184,995)	(183,566)	30,103	1,074,314
American Funds Growth Fund - Class 1	88,619	(75,001)	13,618	136,140	1,037,107
American Funds Growth Fund - Class 1A	121,475	(71,740)	49,735	6,123	1,341,702
American Funds Growth Fund - Class 2	9,953,956	(22,484,764)	(12,530,808)	41,790,626	144,240,066
American Funds Growth Fund - Class 4	941,770	(1,795,414)	(853,644)	849,598	16,491,921
American Funds Growth-Income Fund - Class 1	114,989	(48,069)	66,920	43,463	640,227
American Funds Growth-Income Fund - Class 1A	168,214	(46,714)	121,500	(19,074)	860,967
American Funds Growth-Income Fund - Class 2	28,959,861	(25,790,528)	3,169,333	43,779,503	179,346,961
American Funds Growth-Income Fund - Class 4	1,904,450	(1,343,441)	561,009	(15,836)	11,909,864
American Funds High-Income Bond Fund - Class 1	114,110	(13,688)	100,422	(6,754)	—
American Funds High-Income Bond Fund - Class 1A	43,996	(6,556)	37,440	(6,969)	—
American Funds International Fund - Class 1	98,477	(41,596)	56,881	4,524	149,927
American Funds International Fund - Class 1A	94,754	(26,625)	68,129	(75,550)	140,919
American Funds International Fund - Class 2	8,391,365	(8,537,590)	(146,225)	6,841,290	15,122,420
American Funds International Fund - Class 4	581,572	(492,007)	89,565	(168,148)	1,140,330
American Funds International Growth and Income Fund - Class 1	46,373	(15,242)	31,131	12,822	19,606

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio - Class B	$1	$3,589,402	$4,140,662	$7,294,042
AB VPS International Value Portfolio - Class B	—	(3)	147	140
AB VPS Large Cap Growth Portfolio - Class B	—	1,793,920	911,024	2,553,823
AB VPS Small/Mid Cap Value Portfolio - Class A	—	74,153	58,355	133,769
AB VPS Small/Mid Cap Value Portfolio - Class B	2	20,162,728	13,569,136	31,244,048
ALPS/Alerian Energy Infrastructure Portfolio - Class I	—	(1,533)	63,630	69,483
ALPS/Alerian Energy Infrastructure Portfolio - Class III	—	(77,633)	870,818	818,220
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	—	3,179	46,055	48,477
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	1	355,044	3,759,839	3,962,715
ALPS/Stadion Core ETF Portfolio - Class I	—	6,866	28,977	34,544
ALPS/Stadion Core ETF Portfolio - Class III	—	895,576	544,158	1,534,582
ALPS/Stadion Tactical Growth Portfolio - Class III	—	568,906	(197,836)	339,596
American Century VP Balanced Fund - Class I	—	10,513	28,329	40,758
American Century VP Balanced Fund - Class II	—	2,292,925	11,032,259	13,117,168
American Century VP Inflation Protection Fund - Class II	—	(33)	1,504	1,513
American Century VP Large Company Value Fund - Class I	—	51,922	357,289	442,188
American Century VP Large Company Value Fund - Class II	—	592,338	4,573,465	5,254,406
American Funds Asset Allocation Fund - Class 1	—	997,029	2,237,601	3,535,182
American Funds Asset Allocation Fund - Class 1A	—	402,502	1,048,439	1,594,998
American Funds Asset Allocation Fund - Class 4	—	8,609,750	19,169,139	28,894,111
American Funds Blue Chip Income and Growth Fund - Class 1	—	285,414	372,129	711,590
American Funds Blue Chip Income and Growth Fund - Class 1A	—	325,804	572,702	1,011,769
American Funds Blue Chip Income and Growth Fund - Class 4	1	2,832,441	3,737,543	6,942,590
American Funds Bond Fund - Class 1	—	3,284	425,395	566,609
American Funds Bond Fund - Class 1A	—	18,752	221,777	347,693
American Funds Capital Income Builder® - Class 1	—	6,159	138,631	174,201
American Funds Capital Income Builder® - Class 1A	—	2,461	529,436	638,193
American Funds Capital Income Builder® - Class 4	—	170,238	5,581,855	6,366,573
American Funds Global Balanced Fund - Class 1	—	22,495	79,086	107,888
American Funds Global Balanced Fund - Class 1A	—	60,264	309,314	385,854
American Funds Global Bond Fund - Class 1	—	6,028	170,936	205,463
American Funds Global Bond Fund - Class 1A	—	1,559	21,892	28,003
American Funds Global Growth and Income Fund - Class 1	—	81,020	277,679	376,648
American Funds Global Growth and Income Fund - Class 1A	—	59,738	276,760	362,577
American Funds Global Growth Fund - Class 1	1	151,278	483,918	650,598
American Funds Global Growth Fund - Class 1A	—	305,833	1,282,292	1,625,243
American Funds Global Growth Fund - Class 2	2	25,249,599	56,340,855	80,298,230
American Funds Global Growth Fund - Class 4	—	3,494,227	12,433,710	15,895,006
American Funds Global Small Capitalization Fund - Class 1	—	96,334	270,063	361,331
American Funds Global Small Capitalization Fund - Class 1A	—	27,024	90,386	116,457
American Funds Global Small Capitalization Fund - Class 2	4	32,041,153	65,211,762	93,294,978
American Funds Global Small Capitalization Fund - Class 4	—	1,104,417	3,218,027	4,138,878
American Funds Growth Fund - Class 1	1	1,173,248	1,406,257	2,593,123
American Funds Growth Fund - Class 1A	—	1,347,825	2,155,518	3,553,078
American Funds Growth Fund - Class 2	2	186,030,694	168,310,089	341,809,975
American Funds Growth Fund - Class 4	—	17,341,519	22,741,756	39,229,631
American Funds Growth-Income Fund - Class 1	—	683,690	691,012	1,441,622
American Funds Growth-Income Fund - Class 1A	—	841,893	962,972	1,926,365
American Funds Growth-Income Fund - Class 2	8	223,126,472	157,850,814	384,146,619
American Funds Growth-Income Fund - Class 4	—	11,894,028	12,333,826	24,788,863
American Funds High-Income Bond Fund - Class 1	—	(6,754)	102,242	195,910
American Funds High-Income Bond Fund - Class 1A	—	(6,969)	41,259	71,730
American Funds International Fund - Class 1	—	154,451	969,248	1,180,580
American Funds International Fund - Class 1A	—	65,369	1,055,754	1,189,252
American Funds International Fund - Class 2	4	21,963,714	92,431,908	114,249,397
American Funds International Fund - Class 4	—	972,182	7,196,265	8,258,012
American Funds International Growth and Income Fund - Class 1	—	32,428	282,548	346,107

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
American Funds International Growth and Income Fund - Class 1A	$13,773	$(3,070)	$10,703	$49	$5,925
American Funds Managed Risk Asset Allocation Fund - Class P1	4,630	(15,158)	(10,528)	(3,976)	65,259
American Funds Managed Risk Asset Allocation Fund - Class P2	3,134,573	(1,990,202)	1,144,371	369,277	5,752,362
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	10,837	(4,838)	5,999	(17,122)	33,405
American Funds Managed Risk Growth Fund - Class P1	16,502	(7,725)	8,777	(5,816)	64,127
American Funds Managed Risk Growth-Income Fund - Class P1	2,242	(1,676)	566	1,210	3,130
American Funds Managed Risk International Fund - Class P1	7,519	(4,139)	3,380	(944)	13,862
American Funds Mortgage Fund - Class 1	14,203	(7,029)	7,174	(520)	—
American Funds Mortgage Fund - Class 1A	12,000	(2,487)	9,513	9,268	—
American Funds Mortgage Fund - Class 4	104,504	(58,490)	46,014	(26,128)	—
American Funds New World Fund® - Class 1	46,906	(29,100)	17,806	79,684	154,314
American Funds New World Fund® - Class 1A	30,994	(11,338)	19,656	2,543	103,657
American Funds New World Fund® - Class 4	256,899	(356,153)	(99,254)	309,164	1,183,488
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	3,672	(1,600)	2,072	(1,157)	—
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	50,110	(15,430)	34,680	11,304	—
BlackRock Global Allocation V.I. Fund - Class I	50,473	(20,445)	30,028	4,810	133,460
BlackRock Global Allocation V.I. Fund - Class III	12,334,209	(16,504,711)	(4,170,502)	(494,001)	38,738,818
ClearBridge Variable Aggressive Growth Portfolio - Class I	3,110	(1,204)	1,906	(196)	5,840
ClearBridge Variable Aggressive Growth Portfolio - Class II	161,721	(249,086)	(87,365)	(359,345)	401,989
ClearBridge Variable Large Cap Growth Portfolio - Class I	7,018	(10,393)	(3,375)	15,468	100,378
ClearBridge Variable Large Cap Growth Portfolio - Class II	159,149	(1,632,928)	(1,473,779)	1,065,136	6,304,341
ClearBridge Variable Mid Cap Portfolio - Class I	4,999	(3,461)	1,538	5,011	7,693
ClearBridge Variable Mid Cap Portfolio - Class II	163,703	(545,846)	(382,143)	259,160	435,135
Columbia VP Commodity Strategy Fund - Class 1	2,616	(829)	1,787	(791)	—
Columbia VP Commodity Strategy Fund - Class 2	6,986	(7,334)	(348)	(12,408)	—
Columbia VP Emerging Markets Bond Fund - Class 1	16,258	(1,128)	15,130	(243)	—
Columbia VP Emerging Markets Bond Fund - Class 2	114,403	(26,807)	87,596	(16,788)	—
Columbia VP Strategic Income Fund - Class 1	43,083	(3,819)	39,264	2,646	—
Columbia VP Strategic Income Fund - Class 2	262,250	(74,564)	187,686	28,951	—
Delaware VIP® Diversified Income Series - Service Class	51,195,812	(30,844,391)	20,351,421	(3,525,911)	—
Delaware VIP® Diversified Income Series - Standard Class	362,541	(83,941)	278,600	30,553	—
Delaware VIP® Emerging Markets Series - Service Class	1,172,110	(4,733,229)	(3,561,119)	5,521,638	6,393,330
Delaware VIP® Emerging Markets Series - Standard Class	4,410	(3,350)	1,060	(6,656)	13,658
Delaware VIP® High Yield Series - Service Class	6,962,924	(1,839,457)	5,123,467	(2,347,928)	—
Delaware VIP® High Yield Series - Standard Class	155,047	(32,955)	122,092	(18,568)	—
Delaware VIP® International Value Equity Series - Standard Class	1,616	(1,034)	582	(364)	1,258
Delaware VIP® Limited-Term Diversified Income Series - Service Class	28,072,178	(15,554,165)	12,518,013	(2,780,611)	—
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	68,070	(23,151)	44,919	1,515	—
Delaware VIP® REIT Series - Service Class	2,666,054	(2,246,547)	419,507	1,059,662	—
Delaware VIP® REIT Series - Standard Class	74,308	(39,137)	35,171	29,626	—
Delaware VIP® Small Cap Value Series - Service Class	3,022,682	(6,479,135)	(3,456,453)	1,440,157	31,168,143
Delaware VIP® Small Cap Value Series - Standard Class	79,173	(90,298)	(11,125)	(32,046)	591,317
Delaware VIP® Smid Cap Core Series - Service Class	510,241	(2,721,556)	(2,211,315)	(6,364,414)	10,128,275
Delaware VIP® Smid Cap Core Series - Standard Class	37,857	(87,644)	(49,787)	(83,795)	369,569
Delaware VIP® U.S. Growth Series - Service Class	—	(3,467,085)	(3,467,085)	(127,438)	53,402,446
Delaware VIP® U.S. Growth Series - Standard Class	—	(515)	(515)	5,541	14,506
Delaware VIP® Value Series - Service Class	4,728,380	(5,215,915)	(487,535)	5,712,285	22,219,200
Delaware VIP® Value Series - Standard Class	127,707	(98,884)	28,823	19,290	505,121
DWS Alternative Asset Allocation VIP Portfolio - Class A	57,550	(12,543)	45,007	(6,852)	—
DWS Alternative Asset Allocation VIP Portfolio - Class B	1,670,592	(750,139)	920,453	(322,620)	—
DWS Equity 500 Index VIP Portfolio - Class A	121,145	(100,754)	20,391	187,880	296,637
DWS Small Cap Index VIP Portfolio - Class A	30,892	(47,087)	(16,195)	51,780	254,322
Eaton Vance VT Floating-Rate Income Fund - ADV Class	184,065	(16,047)	168,018	(12,921)	—
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,170,931	(324,671)	846,260	(113,886)	—
Fidelity® VIP Balanced Portfolio - Initial Class	4,617	(420)	4,197	29	—
Fidelity® VIP Balanced Portfolio - Service Class 2	396,294	(171,021)	225,273	38,238	—
Fidelity® VIP Contrafund® Portfolio - Initial Class	15,218	(13,261)	1,957	658	304,580

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
American Funds International Growth and Income Fund - Class 1A	$—	$5,974	$86,805	$103,482
American Funds Managed Risk Asset Allocation Fund - Class P1	—	61,283	220,295	271,050
American Funds Managed Risk Asset Allocation Fund - Class P2	1	6,121,640	12,766,630	20,032,641
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	—	16,283	34,363	56,645
American Funds Managed Risk Growth Fund - Class P1	—	58,311	132,518	199,606
American Funds Managed Risk Growth-Income Fund - Class P1	—	4,340	38,089	42,995
American Funds Managed Risk International Fund - Class P1	—	12,918	48,191	64,489
American Funds Mortgage Fund - Class 1	—	(520)	13,110	19,764
American Funds Mortgage Fund - Class 1A	—	9,268	10,116	28,897
American Funds Mortgage Fund - Class 4	—	(26,128)	136,461	156,347
American Funds New World Fund® - Class 1	—	233,998	777,727	1,029,531
American Funds New World Fund® - Class 1A	—	106,200	494,124	619,980
American Funds New World Fund® - Class 4	1	1,492,653	6,074,001	7,467,400
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	—	(1,157)	3,382	4,297
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	—	11,304	42,468	88,452
BlackRock Global Allocation V.I. Fund - Class I	1	138,271	450,254	618,553
BlackRock Global Allocation V.I. Fund - Class III	5	38,244,822	111,252,702	145,327,022
ClearBridge Variable Aggressive Growth Portfolio - Class I	—	5,644	60,670	68,220
ClearBridge Variable Aggressive Growth Portfolio - Class II	—	42,644	4,530,942	4,486,221
ClearBridge Variable Large Cap Growth Portfolio - Class I	—	115,846	351,732	464,203
ClearBridge Variable Large Cap Growth Portfolio - Class II	11	7,369,488	17,898,919	23,794,628
ClearBridge Variable Mid Cap Portfolio - Class I	—	12,704	160,652	174,894
ClearBridge Variable Mid Cap Portfolio - Class II	2	694,297	10,111,118	10,423,272
Columbia VP Commodity Strategy Fund - Class 1	—	(791)	13,898	14,894
Columbia VP Commodity Strategy Fund - Class 2	—	(12,408)	61,706	48,950
Columbia VP Emerging Markets Bond Fund - Class 1	—	(243)	22,494	37,381
Columbia VP Emerging Markets Bond Fund - Class 2	—	(16,788)	146,761	217,569
Columbia VP Strategic Income Fund - Class 1	—	2,646	44,349	86,259
Columbia VP Strategic Income Fund - Class 2	—	28,951	312,691	529,328
Delaware VIP® Diversified Income Series - Service Class	11	(3,525,900)	138,258,899	155,084,420
Delaware VIP® Diversified Income Series - Standard Class	1	30,554	854,670	1,163,824
Delaware VIP® Emerging Markets Series - Service Class	9	11,914,977	47,201,730	55,555,588
Delaware VIP® Emerging Markets Series - Standard Class	—	7,002	115,766	123,828
Delaware VIP® High Yield Series - Service Class	4	(2,347,924)	11,069,091	13,844,634
Delaware VIP® High Yield Series - Standard Class	—	(18,568)	210,399	313,923
Delaware VIP® International Value Equity Series - Standard Class	—	894	10,334	11,810
Delaware VIP® Limited-Term Diversified Income Series - Service Class	—	(2,780,611)	29,390,547	39,127,949
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	—	1,515	56,406	102,840
Delaware VIP® REIT Series - Service Class	4	1,059,666	28,810,738	30,289,911
Delaware VIP® REIT Series - Standard Class	—	29,626	699,111	763,908
Delaware VIP® Small Cap Value Series - Service Class	2	32,608,302	60,208,155	89,360,004
Delaware VIP® Small Cap Value Series - Standard Class	—	559,271	1,181,515	1,729,661
Delaware VIP® Smid Cap Core Series - Service Class	2	3,763,863	39,297,635	40,850,183
Delaware VIP® Smid Cap Core Series - Standard Class	1	285,775	1,370,920	1,606,908
Delaware VIP® U.S. Growth Series - Service Class	5	53,275,013	18,413,229	68,221,157
Delaware VIP® U.S. Growth Series - Standard Class	—	20,047	12,849	32,381
Delaware VIP® Value Series - Service Class	4	27,931,489	23,963,687	51,407,641
Delaware VIP® Value Series - Standard Class	—	524,411	646,776	1,200,010
DWS Alternative Asset Allocation VIP Portfolio - Class A	—	(6,852)	154,661	192,816
DWS Alternative Asset Allocation VIP Portfolio - Class B	4	(322,616)	4,892,094	5,489,931
DWS Equity 500 Index VIP Portfolio - Class A	1	484,518	969,041	1,473,950
DWS Small Cap Index VIP Portfolio - Class A	—	306,102	302,270	592,177
Eaton Vance VT Floating-Rate Income Fund - ADV Class	—	(12,921)	113,032	268,129
Eaton Vance VT Floating-Rate Income Fund - Initial Class	10	(113,876)	717,314	1,449,698
Fidelity® VIP Balanced Portfolio - Initial Class	—	29	20,542	24,768
Fidelity® VIP Balanced Portfolio - Service Class 2	—	38,238	1,825,213	2,088,724
Fidelity® VIP Contrafund® Portfolio - Initial Class	—	305,238	497,796	804,991

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$2,503,097	$(18,514,146)	$(16,011,049)	$20,044,813	$131,808,296
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	12,273	(5,153)	7,120	(1,467)	47,844
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	297,910	(262,046)	35,864	(140,219)	1,347,700
Fidelity® VIP Growth Portfolio - Initial Class	15,017	(69,429)	(54,412)	26,816	345,295
Fidelity® VIP Growth Portfolio - Service Class 2	129,864	(3,688,324)	(3,558,460)	7,352,113	14,790,948
Fidelity® VIP Mid Cap Portfolio - Initial Class	17,419	(8,294)	9,125	(29,577)	184,300
Fidelity® VIP Mid Cap Portfolio - Service Class 2	3,737,049	(8,625,402)	(4,888,353)	(3,472,406)	60,465,958
Fidelity® VIP Strategic Income Portfolio - Initial Class	50,370	(6,719)	43,651	9,244	11,121
Fidelity® VIP Strategic Income Portfolio - Service Class 2	682,404	(220,573)	461,831	15,972	161,572
First Trust Dorsey Wright Tactical Core Portfolio - Class I	59,308	(109,664)	(50,356)	76,289	136,551
First Trust Dorsey Wright Tactical Core Portfolio - Class II	363	(142)	221	(10)	610
First Trust Multi Income Allocation Portfolio - Class I	167,587	(83,529)	84,058	29,079	3,941
First Trust Multi Income Allocation Portfolio - Class II	983	(291)	692	962	24
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	2,609,657	(2,516,256)	93,401	972,468	5,918,340
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	13,268	(1,161)	12,107	(810)	7,706
Franklin Allocation VIP Fund - Class 1	1,611	(145)	1,466	(1,669)	2,758
Franklin Allocation VIP Fund - Class 4	261,227	(102,081)	159,146	(36,078)	502,552
Franklin Income VIP Fund - Class 1	16,610	(1,086)	15,524	(2,623)	4,778
Franklin Income VIP Fund - Class 2	26,277,209	(7,481,700)	18,795,509	2,328,812	7,941,947
Franklin Income VIP Fund - Class 4	4,562,496	(1,248,930)	3,313,566	2,017	1,404,711
Franklin Mutual Shares VIP Fund - Class 1	13,637	(4,212)	9,425	(6,103)	63,258
Franklin Mutual Shares VIP Fund - Class 2	11,462,834	(7,639,701)	3,823,133	4,982,318	61,292,225
Franklin Mutual Shares VIP Fund - Class 4	556,396	(396,662)	159,734	(191,822)	3,126,780
Franklin Rising Dividends VIP Fund - Class 1	11,047	(2,910)	8,137	(813)	111,931
Franklin Rising Dividends VIP Fund - Class 4	298,586	(311,127)	(12,541)	90,920	3,862,203
Franklin Small Cap Value VIP Fund - Class 1	5,720	(1,720)	4,000	(15,526)	71,820
Franklin Small Cap Value VIP Fund - Class 4	68,961	(87,472)	(18,511)	(405,165)	1,223,393
Franklin Small-Mid Cap Growth VIP Fund - Class 1	—	(3,066)	(3,066)	(1,995)	83,424
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	(80,266)	(80,266)	(53,751)	914,456
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	7,665	(1,853)	5,812	15	—
Goldman Sachs VIT Government Money Market Fund - Service Shares	491,464	(264,866)	226,598	3	—
Goldman Sachs VIT Large Cap Value Fund - Service Shares	1,668,190	(1,343,330)	324,860	(1,845,126)	4,826,100
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	58,880	(26,852)	32,028	(22,818)	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	20,536	(1,827)	18,709	497	—
Guggenheim VT Long Short Equity	21,842	(37,021)	(15,179)	(86,380)	—
Guggenheim VT Multi-Hedge Strategies	115,191	(53,643)	61,548	8,750	—
Hartford Capital Appreciation HLS Fund - Class IA	855	(278)	577	(29)	7,755
Hartford Capital Appreciation HLS Fund - Class IC	125,710	(158,515)	(32,805)	(97,838)	1,412,933
Invesco Oppenheimer V.I. Global Fund - Series II Shares	52,686	(81,119)	(28,433)	271,926	1,189,839
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	6,911	(2,796)	4,115	(475)	33,886
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	103,609	(165,393)	(61,784)	(74,466)	716,330
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	1,442	(2,893)	(1,451)	(32,869)	66,576
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	—	(171,798)	(171,798)	(170,839)	1,378,377
Invesco V.I. American Franchise Fund - Series I Shares	—	(34,454)	(34,454)	110,497	330,285
Invesco V.I. American Franchise Fund - Series II Shares	—	(26,314)	(26,314)	8,610	226,123
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	—	(4,638)	(4,638)	(1,150)	—
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	—	(159,203)	(159,203)	(234,419)	—
Invesco V.I. Comstock Fund - Series I Shares	3,826	(683)	3,143	(7,516)	24,860
Invesco V.I. Comstock Fund - Series II Shares	128,557	(72,806)	55,751	(53,750)	981,652
Invesco V.I. Core Equity Fund - Series I Shares	50,457	(79,663)	(29,206)	147,643	613,187
Invesco V.I. Core Equity Fund - Series II Shares	2,152	(20,250)	(18,098)	25,810	147,724
Invesco V.I. Diversified Dividend Fund - Series I Shares	16,555	(1,855)	14,700	(4,905)	30,724
Invesco V.I. Diversified Dividend Fund - Series II Shares	473,923	(209,121)	264,802	164,946	964,096
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	63,398	(13,621)	49,777	(1,301)	70,540
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	2,616,422	(2,486,703)	129,719	1,159,265	3,215,705
Invesco V.I. Equity and Income Fund - Series I Shares	1,111	(153)	958	(58)	3,101
Invesco V.I. Equity and Income Fund - Series II Shares	261,872	(142,759)	119,113	(184,735)	816,225

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$5	$151,853,114	$152,647,622	$288,489,687
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	—	46,377	28,107	81,604
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	—	1,207,481	1,172,735	2,416,080
Fidelity® VIP Growth Portfolio - Initial Class	—	372,111	1,259,074	1,576,773
Fidelity® VIP Growth Portfolio - Service Class 2	(1)	22,143,060	45,374,460	63,959,060
Fidelity® VIP Mid Cap Portfolio - Initial Class	—	154,723	227,435	391,283
Fidelity® VIP Mid Cap Portfolio - Service Class 2	6	56,993,558	51,024,805	103,130,010
Fidelity® VIP Strategic Income Portfolio - Initial Class	—	20,365	98,345	162,361
Fidelity® VIP Strategic Income Portfolio - Service Class 2	—	177,544	1,105,245	1,744,620
First Trust Dorsey Wright Tactical Core Portfolio - Class I	1	212,841	1,408,951	1,571,436
First Trust Dorsey Wright Tactical Core Portfolio - Class II	—	600	6,259	7,080
First Trust Multi Income Allocation Portfolio - Class I	(19)	33,001	792,328	909,387
First Trust Multi Income Allocation Portfolio - Class II	—	986	4,144	5,822
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	2	6,890,810	19,294,092	26,278,303
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	(1)	6,895	18,806	37,808
Franklin Allocation VIP Fund - Class 1	—	1,089	4,892	7,447
Franklin Allocation VIP Fund - Class 4	—	466,474	683,030	1,308,650
Franklin Income VIP Fund - Class 1	—	2,155	19,357	37,036
Franklin Income VIP Fund - Class 2	7	10,270,766	36,009,320	65,075,595
Franklin Income VIP Fund - Class 4	—	1,406,728	6,586,509	11,306,803
Franklin Mutual Shares VIP Fund - Class 1	—	57,155	59,442	126,022
Franklin Mutual Shares VIP Fund - Class 2	3	66,274,546	50,073,942	120,171,621
Franklin Mutual Shares VIP Fund - Class 4	(1)	2,934,957	2,389,475	5,484,166
Franklin Rising Dividends VIP Fund - Class 1	—	111,118	63,173	182,428
Franklin Rising Dividends VIP Fund - Class 4	1	3,953,124	2,239,863	6,180,446
Franklin Small Cap Value VIP Fund - Class 1	—	56,294	40,509	100,803
Franklin Small Cap Value VIP Fund - Class 4	—	818,228	865,731	1,665,448
Franklin Small-Mid Cap Growth VIP Fund - Class 1	—	81,429	61,451	139,814
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	860,705	895,723	1,676,162
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	1	16	—	5,828
Goldman Sachs VIT Government Money Market Fund - Service Shares	—	3	7	226,608
Goldman Sachs VIT Large Cap Value Fund - Service Shares	1	2,980,975	26,468,993	29,774,828
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	—	(22,818)	145,680	154,890
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	—	497	9,137	28,343
Guggenheim VT Long Short Equity	—	(86,380)	272,542	170,983
Guggenheim VT Multi-Hedge Strategies	1	8,751	111,267	181,566
Hartford Capital Appreciation HLS Fund - Class IA	—	7,726	9,693	17,996
Hartford Capital Appreciation HLS Fund - Class IC	1	1,315,096	1,756,012	3,038,303
Invesco Oppenheimer V.I. Global Fund - Series II Shares	1	1,461,766	752,643	2,185,976
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	—	33,411	125,231	162,757
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	1	641,865	2,832,405	3,412,486
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	—	33,707	124,590	156,846
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	1	1,207,539	2,074,743	3,110,484
Invesco V.I. American Franchise Fund - Series I Shares	—	440,782	304,365	710,693
Invesco V.I. American Franchise Fund - Series II Shares	—	234,733	228,074	436,493
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	—	(1,150)	161,620	155,832
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	—	(234,419)	1,983,498	1,589,876
Invesco V.I. Comstock Fund - Series I Shares	—	17,344	21,746	42,233
Invesco V.I. Comstock Fund - Series II Shares	—	927,902	532,237	1,515,890
Invesco V.I. Core Equity Fund - Series I Shares	(1)	760,829	563,590	1,295,213
Invesco V.I. Core Equity Fund - Series II Shares	—	173,534	141,140	296,576
Invesco V.I. Diversified Dividend Fund - Series I Shares	—	25,819	72,124	112,643
Invesco V.I. Diversified Dividend Fund - Series II Shares	—	1,129,042	2,365,875	3,759,719
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	—	69,239	389,615	508,631
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	—	4,374,970	29,795,946	34,300,635
Invesco V.I. Equity and Income Fund - Series I Shares	—	3,043	3,796	7,797
Invesco V.I. Equity and Income Fund - Series II Shares	—	631,490	1,414,239	2,164,842

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
Invesco V.I. International Growth Fund - Series I Shares	$30,063	$(27,101)	$2,962	$19,555	$121,446
Invesco V.I. International Growth Fund - Series II Shares	862,283	(985,931)	(123,648)	349,474	4,334,004
Ivy VIP Asset Strategy Portfolio - Class I	200	(30)	170	(14)	343
Ivy VIP Asset Strategy Portfolio - Class II	194,324	(105,711)	88,613	(4,129)	369,927
Ivy VIP Energy Portfolio - Class I	—	(103)	(103)	(3,669)	—
Ivy VIP Energy Portfolio - Class II	—	(58,357)	(58,357)	(804,724)	—
Ivy VIP High Income Portfolio - Class I	94,515	(5,845)	88,670	787	—
Ivy VIP High Income Portfolio - Class II	1,458,963	(254,082)	1,204,881	(158,381)	—
Ivy VIP Mid Cap Growth Portfolio - Class I	—	(13,547)	(13,547)	8,425	475,851
Ivy VIP Mid Cap Growth Portfolio - Class II	—	(150,501)	(150,501)	313,482	2,194,116
Ivy VIP Science and Technology Portfolio - Class I	—	(1,748)	(1,748)	3,063	45,886
Ivy VIP Science and Technology Portfolio - Class II	—	(336,720)	(336,720)	490,013	3,118,497
Ivy VIP Small Cap Growth Portfolio - Class I	—	(684)	(684)	173	15,176
Ivy VIP Small Cap Growth Portfolio - Class II	—	(63,735)	(63,735)	22,384	469,874
Janus Henderson Balanced Portfolio - Service Shares	232,796	(230,555)	2,241	494,815	363,119
Janus Henderson Enterprise Portfolio - Service Shares	3,523	(115,923)	(112,400)	453,404	436,500
Janus Henderson Global Research Portfolio - Service Shares	4,887	(9,602)	(4,715)	70,344	35,310
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	62,816	(14,335)	48,481	2,883	—
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	2,268,427	(1,615,585)	652,842	308,486	—
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	106,151	(81,383)	24,768	78,874	—
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	11,001	(859)	10,142	10	870
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	133,375	(47,139)	86,236	13,352	11,226
Lincoln iShares® Global Growth Allocation Fund - Standard Class	14,448	(4,108)	10,340	325	—
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	22,428	(7,894)	14,534	2,972	2,783
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	1,457,462	(366,343)	1,091,119	(65,031)	—
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	(178,506)	(178,506)	539,197	1,695,426
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	162,773	(125,942)	36,831	(106,579)	330,843
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,377,681	(411,735)	965,946	(119,657)	—
LVIP American Balanced Allocation Fund - Service Class	1,209,207	(633,905)	575,302	45,454	1,974,985
LVIP American Balanced Allocation Fund - Standard Class	236,800	(56,756)	180,044	12,688	335,655
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	13,186,103	(6,543,037)	6,643,066	3,707,553	16,150,468
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	712,234	(465,022)	247,212	113,365	1,866,378
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	10,984	(3,699)	7,285	1,077	25,652
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	1,388,537	(1,167,103)	221,434	488,503	6,416,874
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	8,597	(2,941)	5,656	875	33,335
LVIP American Global Growth Fund - Service Class II	3,474,975	(4,321,435)	(846,460)	4,368,078	13,696,094
LVIP American Global Small Capitalization Fund - Service Class II	970,482	(1,115,963)	(145,481)	1,734,334	2,936,968
LVIP American Growth Allocation Fund - Service Class	842,209	(462,754)	379,455	64,663	2,200,895
LVIP American Growth Allocation Fund - Standard Class	105,509	(12,942)	92,567	1,503	175,784
LVIP American Growth Fund - Service Class II	15,424,220	(13,167,798)	2,256,422	10,618,494	58,229,655
LVIP American Growth-Income Fund - Service Class II	19,770,322	(11,412,518)	8,357,804	7,065,266	33,170,480
LVIP American Income Allocation Fund - Standard Class	1,913	(1,296)	617	161	3,777
LVIP American International Fund - Service Class II	3,122,246	(3,725,875)	(603,629)	1,594,037	6,793,479
LVIP American Preservation Fund - Service Class	163,371	(100,693)	62,678	8,467	—
LVIP American Preservation Fund - Standard Class	4,897	(2,790)	2,107	(72)	—
LVIP Baron Growth Opportunities Fund - Service Class	—	(3,820,945)	(3,820,945)	8,958,323	6,669,361
LVIP Baron Growth Opportunities Fund - Standard Class	—	(4,776)	(4,776)	22,309	25,559
LVIP BlackRock Advantage Allocation Fund - Service Class	208,566	(109,322)	99,244	(65,524)	402,689
LVIP BlackRock Advantage Allocation Fund - Standard Class	514	(205)	309	(302)	987
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	21,807,553	(15,354,208)	6,453,345	27,617,017	43,122,686
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	8,901	(2,298)	6,603	8,854	20,799
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	13,135,469	(14,157,580)	(1,022,111)	3,662,070	9,991,789
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	3,399	(1,496)	1,903	534	1,736
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	6,854,073	(5,426,373)	1,427,700	1,886,578	1,232,727
LVIP BlackRock Global Real Estate Fund - Service Class	3,022,888	(1,458,049)	1,564,839	2,264,207	3,801,826
LVIP BlackRock Global Real Estate Fund - Standard Class	52,583	(5,004)	47,579	3,735	61,564
LVIP BlackRock Inflation Protected Bond Fund - Service Class	14,685,531	(11,914,398)	2,771,133	(5,870,354)	—

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Invesco V.I. International Growth Fund - Series I Shares	$—	$141,001	$329,954	$473,917
Invesco V.I. International Growth Fund - Series II Shares	3	4,683,481	9,937,107	14,496,940
Ivy VIP Asset Strategy Portfolio - Class I	—	329	1,139	1,638
Ivy VIP Asset Strategy Portfolio - Class II	1	365,799	1,149,404	1,603,816
Ivy VIP Energy Portfolio - Class I	—	(3,669)	614	(3,158)
Ivy VIP Energy Portfolio - Class II	—	(804,724)	1,071,623	208,542
Ivy VIP High Income Portfolio - Class I	—	787	29,538	118,995
Ivy VIP High Income Portfolio - Class II	2	(158,379)	930,681	1,977,183
Ivy VIP Mid Cap Growth Portfolio - Class I	—	484,276	414,459	885,188
Ivy VIP Mid Cap Growth Portfolio - Class II	1	2,507,599	1,480,987	3,838,085
Ivy VIP Science and Technology Portfolio - Class I	—	48,949	106,530	153,731
Ivy VIP Science and Technology Portfolio - Class II	—	3,608,510	7,915,517	11,187,307
Ivy VIP Small Cap Growth Portfolio - Class I	—	15,349	23,093	37,758
Ivy VIP Small Cap Growth Portfolio - Class II	5	492,263	672,550	1,101,078
Janus Henderson Balanced Portfolio - Service Shares	1	857,935	1,721,356	2,581,532
Janus Henderson Enterprise Portfolio - Service Shares	—	889,904	1,149,419	1,926,923
Janus Henderson Global Research Portfolio - Service Shares	—	105,654	40,216	141,155
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	—	2,883	132,354	183,718
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	—	308,486	4,666,456	5,627,784
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	—	78,874	632,724	736,366
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	—	880	12,536	23,558
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	—	24,578	355,184	465,998
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	325	92,146	102,811
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	—	5,755	168,852	189,141
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	—	(65,031)	2,473,550	3,499,638
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	1	2,234,624	1,657,784	3,713,902
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	—	224,264	2,178,390	2,439,485
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	—	(119,657)	507,145	1,353,434
LVIP American Balanced Allocation Fund - Service Class	—	2,020,439	4,900,198	7,495,939
LVIP American Balanced Allocation Fund - Standard Class	—	348,343	714,603	1,242,990
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	3	19,858,024	65,112,793	91,613,883
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	1	1,979,744	1,872,358	4,099,314
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	—	26,729	27,288	61,302
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	—	6,905,377	4,100,594	11,227,405
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	34,210	22,789	62,655
LVIP American Global Growth Fund - Service Class II	3	18,064,175	55,300,471	72,518,186
LVIP American Global Small Capitalization Fund - Service Class II	2	4,671,304	13,265,611	17,791,434
LVIP American Growth Allocation Fund - Service Class	—	2,265,558	3,964,986	6,609,999
LVIP American Growth Allocation Fund - Standard Class	—	177,287	202,572	472,426
LVIP American Growth Fund - Service Class II	2	68,848,151	124,580,628	195,685,201
LVIP American Growth-Income Fund - Service Class II	3	40,235,749	97,135,673	145,729,226
LVIP American Income Allocation Fund - Standard Class	—	3,938	4,642	9,197
LVIP American International Fund - Service Class II	2	8,387,518	34,470,079	42,253,968
LVIP American Preservation Fund - Service Class	—	8,467	149,902	221,047
LVIP American Preservation Fund - Standard Class	—	(72)	4,603	6,638
LVIP Baron Growth Opportunities Fund - Service Class	—	15,627,684	53,518,361	65,325,100
LVIP Baron Growth Opportunities Fund - Standard Class	—	47,868	238,959	282,051
LVIP BlackRock Advantage Allocation Fund - Service Class	—	337,165	453,735	890,144
LVIP BlackRock Advantage Allocation Fund - Standard Class	—	685	1,858	2,852
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	7	70,739,710	75,572,104	152,765,159
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	—	29,653	37,346	73,602
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	(5)	13,653,854	100,350,668	112,982,411
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	—	2,270	17,628	21,801
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	1	3,119,306	47,979,006	52,526,012
LVIP BlackRock Global Real Estate Fund - Service Class	4	6,066,037	11,244,840	18,875,716
LVIP BlackRock Global Real Estate Fund - Standard Class	—	65,299	163,337	276,215
LVIP BlackRock Inflation Protected Bond Fund - Service Class	8	(5,870,346)	31,716,393	28,617,180

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	$89,289	$(21,529)	$67,760	$(16,565)	$—
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	6,447,538	(6,038,218)	409,320	2,228,548	4,102,616
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	4,065,952	(12,242,575)	(8,176,623)	5,286,111	34,733,590
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	14,621	(45,286)	(30,665)	112,091	88,143
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	(9,886,104)	(9,886,104)	15,401,088	56,499,902
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(841)	(841)	713	8,795
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	156,172	(979,599)	(823,427)	(4,955,475)	7,505,656
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	5,958,825	(6,553,145)	(594,320)	4,826,406	10,839,363
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	1,008	(681)	327	947	1,524
LVIP Delaware Bond Fund - Service Class	102,054,474	(51,747,446)	50,307,028	(644,953)	33,824,869
LVIP Delaware Bond Fund - Standard Class	2,009,513	(1,118,334)	891,179	231,599	589,462
LVIP Delaware Diversified Floating Rate Fund - Service Class	19,281,124	(12,965,051)	6,316,073	(660,629)	—
LVIP Delaware Diversified Floating Rate Fund - Standard Class	80,169	(27,550)	52,619	(4,335)	—
LVIP Delaware Social Awareness Fund - Service Class	1,047,214	(937,916)	109,298	314,531	3,019,183
LVIP Delaware Social Awareness Fund - Standard Class	123,278	(101,971)	21,307	172,415	309,623
LVIP Delaware Special Opportunities Fund - Service Class	920,816	(1,572,221)	(651,405)	(813,172)	11,475,598
LVIP Delaware Wealth Builder Fund - Service Class	426,057	(257,788)	168,269	(547,189)	775,607
LVIP Delaware Wealth Builder Fund - Standard Class	114,110	(71,123)	42,987	(73,437)	198,617
LVIP Dimensional International Core Equity Fund - Service Class	1,780,602	(1,196,046)	584,556	(114,876)	—
LVIP Dimensional International Core Equity Fund - Standard Class	228,602	(52,318)	176,284	44,024	—
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	12,443,422	(7,509,043)	4,934,379	(433,462)	—
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	47,409	(11,088)	36,321	2,320	—
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	2,478,524	(2,349,011)	129,513	793,466	7,551,987
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	171,077	(44,178)	126,899	53,572	413,993
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	876,170	(1,197,552)	(321,382)	813,862	—
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	113,116	(50,969)	62,147	122,998	—
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	7,973,932	(12,427,295)	(4,453,363)	8,233,131	—
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	38,320	(18,485)	19,835	52,611	—
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	16,647,939	(10,817,169)	5,830,770	1,044,330	91,559
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	467,752	(97,483)	370,269	25,608	2,338
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	3,571,326	(6,469,548)	(2,898,222)	4,804,432	34,151,045
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	1,408	(950)	458	800	9,757
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	14,146,072	(13,636,926)	509,146	4,478,744	5,098,475
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	834	(150)	684	(4)	254
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	471,328	(233,736)	237,592	73,041	254,523
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	6,476	(272)	6,204	254	550
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	8,251,778	(4,244,099)	4,007,679	17,443,720	4,631,098
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	(33)	(33)	832	—
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	3,743,987	(519,194)	3,224,793	137,569	95,006
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	81,388	(8,515)	72,873	3,623	3,300
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	23,643,654	(17,079,631)	6,564,023	8,255,452	40,186,750
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	4,197	(1,403)	2,794	4,063	7,859
LVIP Global Growth Allocation Managed Risk Fund - Service Class	156,187,523	(111,690,101)	44,497,422	90,413,581	354,805,129
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	196,339	(68,630)	127,709	38,232	370,843
LVIP Global Income Fund - Service Class	13,312,727	(9,335,729)	3,976,998	611,464	—
LVIP Global Income Fund - Standard Class	20,507	(4,169)	16,338	2,341	—
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	126,994,596	(88,684,322)	38,310,274	65,360,612	272,149,731
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	102,746	(22,111)	80,635	938	122,943
LVIP Goldman Sachs Income Builder Fund - Service Class	323,259	(179,806)	143,453	(97,376)	798,816
LVIP Goldman Sachs Income Builder Fund - Standard Class	14,076	(1,667)	12,409	(7,700)	31,842
LVIP Government Money Market Fund - Service Class	3,922,972	(3,853,767)	69,205	—	899
LVIP Government Money Market Fund - Standard Class	501,042	(372,570)	128,472	(1)	106
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	—	(1,931,985)	(1,931,985)	(1,378,071)	12,276,485
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	6,132,242	(5,112,678)	1,019,564	2,759,782	107,919
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	1,285	(892)	393	2,072	19
See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	$—	$(16,565)	$148,288	$199,483
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	1	6,331,165	51,593,048	58,333,533
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	5	40,019,706	97,706,580	129,549,663
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	—	200,234	178,348	347,917
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	5	71,900,995	64,707,444	126,722,335
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	9,508	12,087	20,754
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	—	2,550,181	3,673,416	5,400,170
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	2	15,665,771	52,507,807	67,579,258
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	—	2,471	8,617	11,415
LVIP Delaware Bond Fund - Service Class	12	33,179,928	167,926,354	251,413,310
LVIP Delaware Bond Fund - Standard Class	2	821,063	3,113,099	4,825,341
LVIP Delaware Diversified Floating Rate Fund - Service Class	4	(660,625)	15,208,304	20,863,752
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	(4,335)	53,462	101,746
LVIP Delaware Social Awareness Fund - Service Class	2	3,333,716	11,851,075	15,294,089
LVIP Delaware Social Awareness Fund - Standard Class	1	482,039	1,159,937	1,663,283
LVIP Delaware Special Opportunities Fund - Service Class	4	10,662,430	13,055,521	23,066,546
LVIP Delaware Wealth Builder Fund - Service Class	1	228,419	1,500,261	1,896,949
LVIP Delaware Wealth Builder Fund - Standard Class	1	125,181	369,072	537,240
LVIP Dimensional International Core Equity Fund - Service Class	—	(114,876)	12,090,374	12,560,054
LVIP Dimensional International Core Equity Fund - Standard Class	—	44,024	1,530,634	1,750,942
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	4	(433,458)	62,490,424	66,991,345
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	—	2,320	212,715	251,356
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1	8,345,454	24,823,739	33,298,706
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	—	467,565	1,419,871	2,014,335
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	—	813,862	15,745,135	16,237,615
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	—	122,998	1,895,203	2,080,348
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	4	8,233,135	125,529,957	129,309,729
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	1	52,612	436,920	509,367
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	5	1,135,894	29,073,463	36,040,127
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	—	27,946	700,489	1,098,704
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	3	38,955,480	28,493,458	64,550,716
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	—	10,557	8,650	19,665
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	2	9,577,221	78,797,218	88,883,585
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	—	250	4,100	5,034
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	—	327,564	1,654,084	2,219,240
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	—	804	5,068	12,076
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	3	22,074,821	12,050,274	38,132,774
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	832	101	900
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	—	232,575	2,728,457	6,185,825
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	—	6,923	119,970	199,766
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	4	48,442,206	69,383,378	124,389,607
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	11,922	19,508	34,224
LVIP Global Growth Allocation Managed Risk Fund - Service Class	22	445,218,732	520,310,675	1,010,026,829
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	—	409,075	552,063	1,088,847
LVIP Global Income Fund - Service Class	7	611,471	23,070,760	27,659,229
LVIP Global Income Fund - Standard Class	—	2,341	22,220	40,899
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	17	337,510,360	372,844,825	748,665,459
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	1	123,882	148,220	352,737
LVIP Goldman Sachs Income Builder Fund - Service Class	—	701,440	641,398	1,486,291
LVIP Goldman Sachs Income Builder Fund - Standard Class	—	24,142	32,566	69,117
LVIP Government Money Market Fund - Service Class	(25)	874	—	70,079
LVIP Government Money Market Fund - Standard Class	(10)	95	—	128,567
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	—	10,898,414	17,047,064	26,013,493
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	5	2,867,706	46,971,702	50,858,972
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	—	2,091	11,621	14,105

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
LVIP JPMorgan High Yield Fund - Service Class	$10,617,967	$(2,739,383)	$7,878,584	$(539,354)	$—
LVIP JPMorgan High Yield Fund - Standard Class	134,748	(8,659)	126,089	9,825	—
LVIP JPMorgan Retirement Income Fund - Service Class	364,244	(129,546)	234,698	(42,518)	—
LVIP JPMorgan Retirement Income Fund - Standard Class	28,901	(4,545)	24,356	(7,883)	—
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	5,676,004	(9,106,207)	(3,430,203)	6,532,734	5,937,741
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	3,312	(2,584)	728	5,660	2,689
LVIP Loomis Sayles Global Growth Fund - Service Class	525	(4,734)	(4,209)	264	131
LVIP Loomis Sayles Global Growth Fund - Standard Class	58	(139)	(81)	(730)	11
LVIP MFS International Equity Managed Volatility Fund - Service Class	7,245,741	(7,281,929)	(36,188)	5,154,984	—
LVIP MFS International Growth Fund - Service Class	2,961,206	(3,002,908)	(41,702)	7,414,909	9,557,759
LVIP MFS International Growth Fund - Standard Class	13,264	(2,259)	11,005	369	29,888
LVIP MFS Value Fund - Service Class	14,099,035	(11,996,494)	2,102,541	39,757,383	11,590,276
LVIP MFS Value Fund - Standard Class	44,541	(7,999)	36,542	1,789	25,338
LVIP Mondrian International Value Fund - Service Class	8,897,626	(3,587,522)	5,310,104	(651,450)	5,526,744
LVIP Mondrian International Value Fund - Standard Class	345,553	(159,425)	186,128	(6,912)	200,080
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	233,501	(926,792)	(693,291)	(83,995)	453,510
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	269	(192)	77	8	274
LVIP PIMCO Low Duration Bond Fund - Service Class	14,813,075	(7,867,783)	6,945,292	(9,859)	—
LVIP PIMCO Low Duration Bond Fund - Standard Class	196,589	(36,210)	160,379	2,132	—
LVIP SSGA Bond Index Fund - Service Class	21,866,934	(14,851,320)	7,015,614	3,194,438	—
LVIP SSGA Bond Index Fund - Standard Class	248,971	(48,500)	200,471	174,825	—
LVIP SSGA Conservative Index Allocation Fund - Service Class	1,534,762	(1,114,576)	420,186	975,140	568,719
LVIP SSGA Conservative Index Allocation Fund - Standard Class	2,111	(438)	1,673	11	705
LVIP SSGA Conservative Structured Allocation Fund - Service Class	3,688,059	(2,381,400)	1,306,659	1,021,230	2,388,239
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	18,128	(3,872)	14,256	(395)	13,090
LVIP SSGA Developed International 150 Fund - Service Class	5,455,609	(2,295,833)	3,159,776	(756,682)	1,634,019
LVIP SSGA Developed International 150 Fund - Standard Class	43,988	(5,266)	38,722	(13,145)	11,280
LVIP SSGA Emerging Markets 100 Fund - Service Class	5,608,453	(2,566,087)	3,042,366	(2,783,943)	—
LVIP SSGA Emerging Markets 100 Fund - Standard Class	135,757	(16,550)	119,207	(58,596)	—
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	75,345	(27,595)	47,750	(25,974)	14,376
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	12,242	(738)	11,504	4,613	2,215
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	17,014,248	(12,461,759)	4,552,489	3,783,521	10,984,405
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	16,817	(4,502)	12,315	1,992	9,996
LVIP SSGA International Index Fund - Service Class	6,437,288	(4,542,718)	1,894,570	5,268,018	—
LVIP SSGA International Index Fund - Standard Class	136,738	(38,547)	98,191	(17,182)	—
LVIP SSGA International Managed Volatility Fund - Service Class	7,170,536	(5,501,416)	1,669,120	3,939,206	855,479
LVIP SSGA International Managed Volatility Fund - Standard Class	3,412	(2,079)	1,333	1,656	363
LVIP SSGA Large Cap 100 Fund - Service Class	7,629,105	(5,277,918)	2,351,187	1,257,477	22,740,750
LVIP SSGA Large Cap 100 Fund - Standard Class	135,036	(32,443)	102,593	(64,753)	330,625
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	8,181,224	(9,087,849)	(906,625)	5,224,511	21,831,264
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	(52)	(52)	2,441	—
LVIP SSGA Mid-Cap Index Fund - Service Class	966,300	(1,254,526)	(288,226)	(661,440)	8,662,848
LVIP SSGA Mid-Cap Index Fund - Standard Class	58,766	(25,237)	33,529	(22,940)	448,361
LVIP SSGA Moderate Index Allocation Fund - Service Class	4,903,865	(3,708,711)	1,195,154	4,712,730	1,727,933
LVIP SSGA Moderate Index Allocation Fund - Standard Class	33,849	(6,483)	27,366	(3)	10,332
LVIP SSGA Moderate Structured Allocation Fund - Service Class	17,085,063	(11,073,278)	6,011,785	7,411,546	14,141,123
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	25,460	(3,462)	21,998	(2,021)	22,158
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	4,186,229	(3,314,577)	871,652	5,828,421	1,811,967
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	78,848	(15,422)	63,426	14	27,431
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	10,014,407	(6,390,571)	3,623,836	4,698,020	6,892,549
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	63,079	(13,417)	49,662	(3,172)	38,612
LVIP SSGA S&P 500 Index Fund - Service Class	17,915,795	(18,731,993)	(816,198)	63,430,112	46,786,004
LVIP SSGA S&P 500 Index Fund - Standard Class	1,074,624	(630,368)	444,256	2,251,784	2,435,802
LVIP SSGA Short-Term Bond Index Fund - Service Class	2,189,800	(1,082,696)	1,107,104	446,779	74,209
LVIP SSGA Short-Term Bond Index Fund - Standard Class	54,237	(7,350)	46,887	8,066	1,713
LVIP SSGA Small-Cap Index Fund - Service Class	2,764,865	(5,783,786)	(3,018,921)	7,367,740	18,198,167
LVIP SSGA Small-Cap Index Fund - Standard Class	97,140	(62,766)	34,374	(41,862)	473,027

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP JPMorgan High Yield Fund - Service Class	$6	$(539,348)	$12,356,775	$19,696,011
LVIP JPMorgan High Yield Fund - Standard Class	—	9,825	67,054	202,968
LVIP JPMorgan Retirement Income Fund - Service Class	—	(42,518)	692,172	884,352
LVIP JPMorgan Retirement Income Fund - Standard Class	—	(7,883)	95,346	111,819
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	3	12,470,478	65,920,821	74,961,096
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	—	8,349	29,146	38,223
LVIP Loomis Sayles Global Growth Fund - Service Class	—	395	42,597	38,783
LVIP Loomis Sayles Global Growth Fund - Standard Class	—	(719)	6,736	5,936
LVIP MFS International Equity Managed Volatility Fund - Service Class	2	5,154,986	94,218,669	99,337,467
LVIP MFS International Growth Fund - Service Class	2	16,972,670	31,469,966	48,400,934
LVIP MFS International Growth Fund - Standard Class	—	30,257	108,759	150,021
LVIP MFS Value Fund - Service Class	3	51,347,662	178,077,183	231,527,386
LVIP MFS Value Fund - Standard Class	—	27,127	480,150	543,819
LVIP Mondrian International Value Fund - Service Class	5	4,875,299	28,806,889	38,992,292
LVIP Mondrian International Value Fund - Standard Class	1	193,169	1,048,944	1,428,241
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	3	369,518	9,694,128	9,370,355
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	—	282	5,736	6,095
LVIP PIMCO Low Duration Bond Fund - Service Class	5	(9,854)	383,941	7,319,379
LVIP PIMCO Low Duration Bond Fund - Standard Class	—	2,132	(385)	162,126
LVIP SSGA Bond Index Fund - Service Class	11	3,194,449	43,338,929	53,548,992
LVIP SSGA Bond Index Fund - Standard Class	—	174,825	80,777	456,073
LVIP SSGA Conservative Index Allocation Fund - Service Class	1	1,543,860	6,376,634	8,340,680
LVIP SSGA Conservative Index Allocation Fund - Standard Class	—	716	9,149	11,538
LVIP SSGA Conservative Structured Allocation Fund - Service Class	2	3,409,471	12,431,947	17,148,077
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	—	12,695	81,379	108,330
LVIP SSGA Developed International 150 Fund - Service Class	2	877,339	13,809,031	17,846,146
LVIP SSGA Developed International 150 Fund - Standard Class	—	(1,865)	78,872	115,729
LVIP SSGA Emerging Markets 100 Fund - Service Class	2	(2,783,941)	8,841,135	9,099,560
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	(58,596)	200,128	260,739
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	—	(11,598)	190,216	226,368
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	—	6,828	32,429	50,761
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	6	14,767,932	77,186,970	96,507,391
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	—	11,988	74,073	98,376
LVIP SSGA International Index Fund - Service Class	2	5,268,020	42,172,481	49,335,071
LVIP SSGA International Index Fund - Standard Class	—	(17,182)	827,722	908,731
LVIP SSGA International Managed Volatility Fund - Service Class	2	4,794,687	46,200,334	52,664,141
LVIP SSGA International Managed Volatility Fund - Standard Class	—	2,019	19,351	22,703
LVIP SSGA Large Cap 100 Fund - Service Class	5	23,998,232	44,070,203	70,419,622
LVIP SSGA Large Cap 100 Fund - Standard Class	—	265,872	552,476	920,941
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	1	27,055,776	76,929,053	103,078,204
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	2,441	—	2,389
LVIP SSGA Mid-Cap Index Fund - Service Class	—	8,001,408	8,453,691	16,166,873
LVIP SSGA Mid-Cap Index Fund - Standard Class	—	425,421	364,801	823,751
LVIP SSGA Moderate Index Allocation Fund - Service Class	2	6,440,665	27,128,797	34,764,616
LVIP SSGA Moderate Index Allocation Fund - Standard Class	—	10,329	159,339	197,034
LVIP SSGA Moderate Structured Allocation Fund - Service Class	3	21,552,672	65,230,941	92,795,398
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	—	20,137	94,955	137,090
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1	7,640,389	25,003,446	33,515,487
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	—	27,445	421,607	512,478
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	3	11,590,572	41,117,510	56,331,918
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	—	35,440	250,992	336,094
LVIP SSGA S&P 500 Index Fund - Service Class	5	110,216,121	184,152,240	293,552,163
LVIP SSGA S&P 500 Index Fund - Standard Class	—	4,687,586	10,210,053	15,341,895
LVIP SSGA Short-Term Bond Index Fund - Service Class	—	520,988	231,327	1,859,419
LVIP SSGA Short-Term Bond Index Fund - Standard Class	—	9,779	(63)	56,603
LVIP SSGA Small-Cap Index Fund - Service Class	1	25,565,908	49,153,143	71,700,130
LVIP SSGA Small-Cap Index Fund - Standard Class	—	431,165	1,543,177	2,008,716

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	$2,611,656	$(2,295,496)	$316,160	$(1,596,744)	$1,610,293
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	109,322	(37,478)	71,844	(64,939)	58,168
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	3,135,805	(7,764,108)	(4,628,303)	2,489,503	18,079,617
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	484	(582)	(98)	1,105	2,078
LVIP T. Rowe Price 2010 Fund - Service Class	142,981	(88,489)	54,492	(4,461)	936,682
LVIP T. Rowe Price 2020 Fund - Service Class	215,504	(144,709)	70,795	154,690	1,430,941
LVIP T. Rowe Price 2030 Fund - Service Class	91,760	(72,159)	19,601	141,730	557,268
LVIP T. Rowe Price 2040 Fund - Service Class	91,006	(74,979)	16,027	103,236	649,224
LVIP T. Rowe Price Growth Stock Fund - Service Class	—	(5,213,565)	(5,213,565)	18,955,371	20,083,700
LVIP T. Rowe Price Growth Stock Fund - Standard Class	2,451	(13,519)	(11,068)	1,998	183,121
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	—	(3,735,644)	(3,735,644)	6,166,673	18,170,807
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	5,218	(48,610)	(43,392)	271,153	223,005
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	3,270,281	(570,198)	2,700,083	87,387	107,710
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	6,068	(158)	5,910	134	—
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	18,969,940	(15,647,479)	3,322,461	5,694,793	47,803,444
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	23,475	(2,658)	20,817	888	31,754
LVIP Vanguard Domestic Equity ETF Fund - Service Class	3,825,626	(4,010,027)	(184,401)	9,741,784	3,064,226
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	82,833	(23,394)	59,439	77,977	46,904
LVIP Vanguard International Equity ETF Fund - Service Class	5,577,127	(2,873,376)	2,703,751	938,703	—
LVIP Vanguard International Equity ETF Fund - Standard Class	305,533	(50,454)	255,079	7,292	—
LVIP Wellington Capital Growth Fund - Service Class	—	(4,320,918)	(4,320,918)	26,656,685	31,407,387
LVIP Wellington Capital Growth Fund - Standard Class	—	(3,987)	(3,987)	(37)	96,167
LVIP Wellington Mid-Cap Value Fund - Service Class	844,108	(1,645,289)	(801,181)	2,307,077	7,864,880
LVIP Wellington Mid-Cap Value Fund - Standard Class	5,000	(2,077)	2,923	10,094	38,173
LVIP Western Asset Core Bond Fund - Service Class	6,259,514	(2,709,814)	3,549,700	591,591	—
LVIP Western Asset Core Bond Fund - Standard Class	197,607	(25,731)	171,876	19,406	—
MFS® VIT Growth Series - Initial Class	—	(56,548)	(56,548)	144,071	419,677
MFS® VIT Growth Series - Service Class	—	(2,369,636)	(2,369,636)	5,502,379	15,221,823
MFS® VIT Total Return Series - Initial Class	142,324	(80,434)	61,890	(16,814)	161,997
MFS® VIT Total Return Series - Service Class	2,046,573	(1,362,991)	683,582	66,440	2,616,608
MFS® VIT Utilities Series - Initial Class	257,727	(95,753)	161,974	290,257	18,925
MFS® VIT Utilities Series - Service Class	6,724,803	(2,799,658)	3,925,145	5,448,494	532,650
MFS® VIT II Core Equity Portfolio - Service Class	13,870	(41,461)	(27,591)	6,937	329,551
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	20,679	(4,200)	16,479	51,842	33,934
MFS® VIT II International Intrinsic Value Portfolio - Service Class	450,684	(352,474)	98,210	1,040,320	944,753
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	9,725	(1,323)	8,402	127	15,801
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	192,851	(89,878)	102,973	(26,167)	343,535
Morgan Stanley VIF Growth Portfolio - Class II	—	(29,073)	(29,073)	124,823	172,484
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	145,274	(351,063)	(205,789)	654,456	2,308,548
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	101,105	(44,292)	56,813	(36,079)	—
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	3,264	(490)	2,774	(1,514)	—
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	435,738	(143,342)	292,396	(861,537)	—
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	899	(86)	813	(3,064)	—
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	189,394	(55,985)	133,409	7,116	—
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	4,253	(478)	3,775	83	—
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	155,846	(42,091)	113,755	3,241	—
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	2,516	(221)	2,295	1,086	—
Putnam VT Equity Income Fund - Class IA	—	(72)	(72)	1,016	—
Putnam VT Equity Income Fund - Class IB	23,238	(24,061)	(823)	31,583	99,311
Putnam VT George Putnam Balanced Fund - Class IA	—	(827)	(827)	118	—
Putnam VT George Putnam Balanced Fund - Class IB	520,925	(751,251)	(230,326)	622,858	1,722,603
Putnam VT Global Health Care Fund - Class IA	650	(1,150)	(500)	(2,448)	11,958
Putnam VT Global Health Care Fund - Class IB	—	(194,924)	(194,924)	(372,995)	764,289
Putnam VT Income Fund - Class IA	10,990	(529)	10,461	879	2,243
Putnam VT Income Fund - Class IB	233,856	(96,253)	137,603	65,991	51,461
Putnam VT Multi-Asset Absolute Return Fund - Class IA	—	(19)	(19)	—	—
Putnam VT Multi-Asset Absolute Return Fund - Class IB	—	(31,781)	(31,781)	(15,707)	—

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	$1	$13,550	$22,526,588	$22,856,298
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	—	(6,771)	686,370	751,443
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	5	20,569,125	42,627,219	58,568,041
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	—	3,183	4,933	8,018
LVIP T. Rowe Price 2010 Fund - Service Class	—	932,221	(282,503)	704,210
LVIP T. Rowe Price 2020 Fund - Service Class	—	1,585,631	(317,945)	1,338,481
LVIP T. Rowe Price 2030 Fund - Service Class	—	698,998	36,931	755,530
LVIP T. Rowe Price 2040 Fund - Service Class	—	752,460	124,856	893,343
LVIP T. Rowe Price Growth Stock Fund - Service Class	4	39,039,075	49,850,860	83,676,370
LVIP T. Rowe Price Growth Stock Fund - Standard Class	—	185,119	559,335	733,386
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	3	24,337,483	44,996,304	65,598,143
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	—	494,158	418,068	868,834
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	—	195,097	2,542,046	5,437,226
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	—	134	3,730	9,774
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	2	53,498,239	117,012,753	173,833,453
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	—	32,642	23,737	77,196
LVIP Vanguard Domestic Equity ETF Fund - Service Class	—	12,806,010	52,287,257	64,908,866
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	—	124,881	727,441	911,761
LVIP Vanguard International Equity ETF Fund - Service Class	5	938,708	29,878,786	33,521,245
LVIP Vanguard International Equity ETF Fund - Standard Class	—	7,292	1,392,876	1,655,247
LVIP Wellington Capital Growth Fund - Service Class	—	58,064,072	68,630,136	122,373,290
LVIP Wellington Capital Growth Fund - Standard Class	—	96,130	254,787	346,930
LVIP Wellington Mid-Cap Value Fund - Service Class	(1)	10,171,956	16,347,083	25,717,858
LVIP Wellington Mid-Cap Value Fund - Standard Class	—	48,267	81,320	132,510
LVIP Western Asset Core Bond Fund - Service Class	—	591,591	8,398,090	12,539,381
LVIP Western Asset Core Bond Fund - Standard Class	—	19,406	292,146	483,428
MFS® VIT Growth Series - Initial Class	—	563,748	979,206	1,486,406
MFS® VIT Growth Series - Service Class	(1)	20,724,201	29,611,672	47,966,237
MFS® VIT Total Return Series - Initial Class	—	145,183	789,945	997,018
MFS® VIT Total Return Series - Service Class	1	2,683,049	11,608,597	14,975,228
MFS® VIT Utilities Series - Initial Class	—	309,182	906,163	1,377,319
MFS® VIT Utilities Series - Service Class	7	5,981,151	26,705,495	36,611,791
MFS® VIT II Core Equity Portfolio - Service Class	—	336,488	340,113	649,010
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	—	85,776	154,419	256,674
MFS® VIT II International Intrinsic Value Portfolio - Service Class	—	1,985,073	4,629,011	6,712,294
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	—	15,928	57,245	81,575
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	—	317,368	1,307,406	1,727,747
Morgan Stanley VIF Growth Portfolio - Class II	(1)	297,306	476,465	744,698
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1	2,963,005	103,046	2,860,262
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	—	(36,079)	171,657	192,391
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	—	(1,514)	5,763	7,023
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	2	(861,535)	1,523,656	954,517
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	—	(3,064)	3,517	1,266
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	1	7,117	14,879	155,405
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	—	83	(554)	3,304
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	1	3,242	323,746	440,743
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	—	1,086	3,676	7,057
Putnam VT Equity Income Fund - Class IA	—	1,016	3,176	4,120
Putnam VT Equity Income Fund - Class IB	—	130,894	269,107	399,178
Putnam VT George Putnam Balanced Fund - Class IA	—	118	38,186	37,477
Putnam VT George Putnam Balanced Fund - Class IB	—	2,345,461	6,198,223	8,313,358
Putnam VT Global Health Care Fund - Class IA	—	9,510	67,512	76,522
Putnam VT Global Health Care Fund - Class IB	—	391,294	3,713,983	3,910,353
Putnam VT Income Fund - Class IA	—	3,122	2,999	16,582
Putnam VT Income Fund - Class IB	(1)	117,451	535,438	790,492
Putnam VT Multi-Asset Absolute Return Fund - Class IA	—	—	131	112
Putnam VT Multi-Asset Absolute Return Fund - Class IB	—	(15,707)	186,252	138,764

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
QS Variable Conservative Growth - Class II	$151,346	$(90,068)	$61,278	$(12,838)	$132,074
Rational Trend Aggregation VA Fund	29,790	(14,360)	15,430	(526)	—
SEI VP Market Growth Strategy Fund - Class II	63,077	(15,673)	47,404	(1,575)	42,586
SEI VP Market Growth Strategy Fund - Class III	72,825	(33,576)	39,249	15,421	52,378
SEI VP Market Plus Strategy Fund - Class III	25,389	(15,009)	10,380	64,824	38,393
Templeton Foreign VIP Fund - Class 1	1,168	(227)	941	(2,294)	596
Templeton Foreign VIP Fund - Class 4	51,883	(39,721)	12,162	(23,028)	34,664
Templeton Global Bond VIP Fund - Class 1	330,773	(19,413)	311,360	(8,270)	—
Templeton Global Bond VIP Fund - Class 2	20,580,044	(4,614,542)	15,965,502	(1,658,326)	—
Templeton Global Bond VIP Fund - Class 4	2,007,906	(337,987)	1,669,919	(41,849)	—
Templeton Growth VIP Fund - Class 2	611,019	(378,483)	232,536	(834,261)	4,197,419
TOPS® Moderate Growth ETF Portfolio - Service Class Shares	7,927	(34,152)	(26,225)	3,265	10,081
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(35,885)	(35,885)	(107,733)	—
VanEck VIP Global Hard Assets Fund - Initial Class Shares	—	(1,257)	(1,257)	(8,719)	—
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	580,292	(169,788)	410,504	364	—
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	32,076	(2,751)	29,325	(39)	—

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
QS Variable Conservative Growth - Class II	$—	$119,236	$627,356	$807,870
Rational Trend Aggregation VA Fund	—	(526)	49,059	63,963
SEI VP Market Growth Strategy Fund - Class II	—	41,011	254,106	342,521
SEI VP Market Growth Strategy Fund - Class III	—	67,799	302,648	409,696
SEI VP Market Plus Strategy Fund - Class III	1	103,218	170,415	284,013
Templeton Foreign VIP Fund - Class 1	—	(1,698)	5,894	5,137
Templeton Foreign VIP Fund - Class 4	—	11,636	343,871	367,669
Templeton Global Bond VIP Fund - Class 1	—	(8,270)	(226,913)	76,177
Templeton Global Bond VIP Fund - Class 2	10	(1,658,316)	(12,864,735)	1,442,451
Templeton Global Bond VIP Fund - Class 4	—	(41,849)	(1,441,153)	186,917
Templeton Growth VIP Fund - Class 2	1	3,363,159	(854,559)	2,741,136
TOPS® Moderate Growth ETF Portfolio - Service Class Shares	—	13,346	450,442	437,563
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(107,733)	402,544	258,926
VanEck VIP Global Hard Assets Fund - Initial Class Shares	—	(8,719)	44,787	34,811
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	1	365	888,928	1,299,797
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	—	(39)	38,465	67,751

Lincoln Life Variable Annuity Account N

Statements of changes in net assets

Years Ended December 31, 2018 and 2019

	AB VPS Global Thematic Growth Portfolio - Class B Subaccount	AB VPS Growth and Income Portfolio - Class B Subaccount	AB VPS International Value Portfolio - Class B Subaccount	AB VPS Large Cap Growth Portfolio - Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class A Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class B Subaccount	ALPS/Alerian Energy Infrastructure Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2018	$31,775,509	$—	$1,232	$10,225,500	$458,767	$212,389,129	$546,169
Changes From Operations:
• Net investment income (loss)	(508,310)	(231)	(1)	(168,799)	(405)	(2,866,983)	7,371
• Net realized gain (loss) on investments	2,249,509	571	1	1,710,885	83,597	20,268,836	(18,907)
• Net change in unrealized appreciation or depreciation on investments	(5,287,583)	—	(289)	(1,383,116)	(188,315)	(51,595,867)	(64,924)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,546,384)	340	(289)	158,970	(105,123)	(34,194,014)	(76,460)
Change From Unit Transactions:
• Net unit transactions	(356,188)	(340)	(27)	(1,929,637)	282,560	(4,230,822)	(127,264)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(356,188)	(340)	(27)	(1,929,637)	282,560	(4,230,822)	(127,264)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,902,572)	—	(316)	(1,770,667)	177,437	(38,424,836)	(203,724)
NET ASSETS AT DECEMBER 31, 2018	27,872,937	—	916	8,454,833	636,204	173,964,293	342,445
Changes From Operations:
• Net investment income (loss)	(436,022)	—	(4)	(151,121)	1,261	(2,487,816)	7,386
• Net realized gain (loss) on investments	3,589,402	—	(3)	1,793,920	74,153	20,162,728	(1,533)
• Net change in unrealized appreciation or depreciation on investments	4,140,662	—	147	911,024	58,355	13,569,136	63,630
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,294,042	—	140	2,553,823	133,769	31,244,048	69,483
Change From Unit Transactions:
• Net unit transactions	(4,604,999)	—	(22)	(1,615,773)	82,170	(5,133,941)	55,593
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,604,999)	—	(22)	(1,615,773)	82,170	(5,133,941)	55,593
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,689,043	—	118	938,050	215,939	26,110,107	125,076
NET ASSETS AT DECEMBER 31, 2019	$30,561,980	$—	$1,034	$9,392,883	$852,143	$200,074,400	$467,521

See accompanying notes.

	ALPS/Alerian Energy Infrastructure Portfolio - Class III Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class I Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class III Subaccount	ALPS/Stadion Core ETF Portfolio - Class I Subaccount	ALPS/Stadion Core ETF Portfolio - Class III Subaccount	ALPS/Stadion Tactical Growth Portfolio - Class III Subaccount
NET ASSETS AT JANUARY 1, 2018	$5,663,293	$54,484	$9,257,493	$59,905	$10,143,127	$4,962,374
Changes From Operations:
• Net investment income (loss)	35,138	6,836	467,993	(569)	(141,967)	(51,970)
• Net realized gain (loss) on investments	(74,743)	483	249,863	14,818	514,313	255,471
• Net change in unrealized appreciation or depreciation on investments	(1,049,783)	(23,913)	(2,292,531)	(37,207)	(1,477,937)	(472,585)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,089,388)	(16,594)	(1,574,675)	(22,958)	(1,105,591)	(269,084)
Change From Unit Transactions:
• Net unit transactions	(311,502)	79,775	2,436,075	245,025	4,818,311	105,875
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(311,502)	79,775	2,436,075	245,025	4,818,311	105,875
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,400,890)	63,181	861,400	222,067	3,712,720	(163,209)
NET ASSETS AT DECEMBER 31, 2018	4,262,403	117,665	10,118,893	281,972	13,855,847	4,799,165
Changes From Operations:
• Net investment income (loss)	25,035	(757)	(152,168)	(1,299)	94,848	(31,474)
• Net realized gain (loss) on investments	(77,633)	3,179	355,044	6,866	895,576	568,906
• Net change in unrealized appreciation or depreciation on investments	870,818	46,055	3,759,839	28,977	544,158	(197,836)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	818,220	48,477	3,962,715	34,544	1,534,582	339,596
Change From Unit Transactions:
• Net unit transactions	(118,602)	(2,342)	1,134,772	(316,516)	(15,390,429)	(5,138,761)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(118,602)	(2,342)	1,134,772	(316,516)	(15,390,429)	(5,138,761)
TOTAL INCREASE (DECREASE) IN NET ASSETS	699,618	46,135	5,097,487	(281,972)	(13,855,847)	(4,799,165)
NET ASSETS AT DECEMBER 31, 2019	$4,962,021	$163,800	$15,216,380	$—	$—	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	American Century VP Balanced Fund - Class I Subaccount	American Century VP Balanced Fund - Class II Subaccount	American Century VP Inflation Protection Fund - Class II Subaccount	American Century VP Large Company Value Fund - Class I Subaccount	American Century VP Large Company Value Fund - Class II Subaccount	American Funds Asset Allocation Fund - Class 1 Subaccount	American Funds Asset Allocation Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2018	$71,687	$50,309,821	$25,803	$352,509	$3,784,362	$18,849,926	$4,093,365
Changes From Operations:
• Net investment income (loss)	1,518	(190,914)	154	8,757	20,070	243,596	90,109
• Net realized gain (loss) on investments	2,250	806,053	(83)	23,322	338,745	928,998	268,196
• Net change in unrealized appreciation or depreciation on investments	(13,711)	(4,655,929)	(1,282)	(127,934)	(1,807,775)	(2,027,832)	(745,274)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,943)	(4,040,790)	(1,211)	(95,855)	(1,448,960)	(855,238)	(386,969)
Change From Unit Transactions:
• Net unit transactions	150,141	22,276,143	(1,711)	780,371	12,052,391	(839,865)	3,150,293
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	150,141	22,276,143	(1,711)	780,371	12,052,391	(839,865)	3,150,293
TOTAL INCREASE (DECREASE) IN NET ASSETS	140,198	18,235,353	(2,922)	684,516	10,603,431	(1,695,103)	2,763,324
NET ASSETS AT DECEMBER 31, 2018	211,885	68,545,174	22,881	1,037,025	14,387,793	17,154,823	6,856,689
Changes From Operations:
• Net investment income (loss)	1,916	(208,016)	42	32,977	88,603	300,552	144,057
• Net realized gain (loss) on investments	10,513	2,292,925	(33)	51,922	592,338	997,029	402,502
• Net change in unrealized appreciation or depreciation on investments	28,329	11,032,259	1,504	357,289	4,573,465	2,237,601	1,048,439
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,758	13,117,168	1,513	442,188	5,254,406	3,535,182	1,594,998
Change From Unit Transactions:
• Net unit transactions	27,343	17,193,262	(1,709)	1,517,195	16,218,674	(484,318)	2,203,147
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	27,343	17,193,262	(1,709)	1,517,195	16,218,674	(484,318)	2,203,147
TOTAL INCREASE (DECREASE) IN NET ASSETS	68,101	30,310,430	(196)	1,959,383	21,473,080	3,050,864	3,798,145
NET ASSETS AT DECEMBER 31, 2019	$279,986	$98,855,604	$22,685	$2,996,408	$35,860,873	$20,205,687	$10,654,834

See accompanying notes.

	American Funds Asset Allocation Fund - Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1A Subaccount	American Funds Blue Chip Income and Growth Fund - Class 4 Subaccount	American Funds Bond Fund - Class 1 Subaccount	American Funds Bond Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2018	$125,099,749	$4,489,873	$618,727	$29,875,527	$6,361,687	$1,061,558
Changes From Operations:
• Net investment income (loss)	468,300	53,214	53,962	253,741	120,553	59,075
• Net realized gain (loss) on investments	5,881,415	386,097	172,792	2,626,000	(15,705)	(11,352)
• Net change in unrealized appreciation or depreciation on investments	(16,813,269)	(786,699)	(557,725)	(6,335,895)	(191,921)	(40,733)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,463,554)	(347,388)	(330,971)	(3,456,154)	(87,073)	6,990
Change From Unit Transactions:
• Net unit transactions	20,198,106	(562,790)	2,863,436	5,499,893	78,415	2,154,056
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	20,198,106	(562,790)	2,863,436	5,499,893	78,415	2,154,056
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,734,552	(910,178)	2,532,465	2,043,739	(8,658)	2,161,046
NET ASSETS AT DECEMBER 31, 2018	134,834,301	3,579,695	3,151,192	31,919,266	6,353,029	3,222,604
Changes From Operations:
• Net investment income (loss)	1,115,222	54,047	113,263	372,606	137,930	107,164
• Net realized gain (loss) on investments	8,609,750	285,414	325,804	2,832,441	3,284	18,752
• Net change in unrealized appreciation or depreciation on investments	19,169,139	372,129	572,702	3,737,543	425,395	221,777
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,894,111	711,590	1,011,769	6,942,590	566,609	347,693
Change From Unit Transactions:
• Net unit transactions	33,656,313	(301,587)	3,907,775	7,738,113	37,630	1,827,458
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	33,656,313	(301,587)	3,907,775	7,738,113	37,630	1,827,458
TOTAL INCREASE (DECREASE) IN NET ASSETS	62,550,424	410,003	4,919,544	14,680,703	604,239	2,175,151
NET ASSETS AT DECEMBER 31, 2019	$197,384,725	$3,989,698	$8,070,736	$46,599,969	$6,957,268	$5,397,755

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	American Funds Capital Income Builder® - Class 1 Subaccount	American Funds Capital Income Builder® - Class 1A Subaccount	American Funds Capital Income Builder® - Class 4 Subaccount	American Funds Global Balanced Fund - Class 1 Subaccount	American Funds Global Balanced Fund - Class 1A Subaccount	American Funds Global Bond Fund - Class 1 Subaccount	American Funds Global Bond Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,004,071	$454,380	$34,882,122	$556,175	$238,878	$2,829,781	$63,963
Changes From Operations:
• Net investment income (loss)	27,947	47,626	545,419	4,965	23,484	43,903	7,020
• Net realized gain (loss) on investments	7,797	(9,696)	139,255	7,213	12,616	6,263	(5,545)
• Net change in unrealized appreciation or depreciation on investments	(112,497)	(207,958)	(3,937,695)	(47,666)	(198,744)	(115,230)	(9,987)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(76,753)	(170,028)	(3,253,021)	(35,488)	(162,644)	(65,064)	(8,512)
Change From Unit Transactions:
• Net unit transactions	93,588	2,391,560	6,433,775	(2,195)	1,882,342	66,743	334,794
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	93,588	2,391,560	6,433,775	(2,195)	1,882,342	66,743	334,794
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,835	2,221,532	3,180,754	(37,683)	1,719,698	1,679	326,282
NET ASSETS AT DECEMBER 31, 2018	1,020,906	2,675,912	38,062,876	518,492	1,958,576	2,831,460	390,245
Changes From Operations:
• Net investment income (loss)	29,411	106,296	614,480	6,307	16,276	28,499	4,552
• Net realized gain (loss) on investments	6,159	2,461	170,238	22,495	60,264	6,028	1,559
• Net change in unrealized appreciation or depreciation on investments	138,631	529,436	5,581,855	79,086	309,314	170,936	21,892
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	174,201	638,193	6,366,573	107,888	385,854	205,463	28,003
Change From Unit Transactions:
• Net unit transactions	(82,074)	2,383,506	3,990,695	85,524	(73,926)	5,104	26,110
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(82,074)	2,383,506	3,990,695	85,524	(73,926)	5,104	26,110
TOTAL INCREASE (DECREASE) IN NET ASSETS	92,127	3,021,699	10,357,268	193,412	311,928	210,567	54,113
NET ASSETS AT DECEMBER 31, 2019	$1,113,033	$5,697,611	$48,420,144	$711,904	$2,270,504	$3,042,027	$444,358

See accompanying notes.

	American Funds Global Growth and Income Fund - Class 1 Subaccount	American Funds Global Growth and Income Fund - Class 1A Subaccount	American Funds Global Growth Fund - Class 1 Subaccount	American Funds Global Growth Fund - Class 1A Subaccount	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Growth Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,415,352	$119,368	$2,230,705	$1,729,281	$308,500,828	$37,676,270
Changes From Operations:
• Net investment income (loss)	13,710	13,708	4,657	9,629	(2,633,556)	(234,976)
• Net realized gain (loss) on investments	113,614	53,791	184,927	263,349	30,597,533	3,426,185
• Net change in unrealized appreciation or depreciation on investments	(274,135)	(185,770)	(386,029)	(678,727)	(56,508,947)	(8,543,563)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(146,811)	(118,271)	(196,445)	(405,749)	(28,544,970)	(5,352,354)
Change From Unit Transactions:
• Net unit transactions	35,397	914,921	(86,834)	3,251,926	(24,990,844)	12,196,515
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,397	914,921	(86,834)	3,251,926	(24,990,844)	12,196,515
TOTAL INCREASE (DECREASE) IN NET ASSETS	(111,414)	796,650	(283,279)	2,846,177	(53,535,814)	6,844,161
NET ASSETS AT DECEMBER 31, 2018	1,303,938	916,018	1,947,426	4,575,458	254,965,014	44,520,431
Changes From Operations:
• Net investment income (loss)	17,949	26,079	15,402	37,118	(1,292,224)	(32,931)
• Net realized gain (loss) on investments	81,020	59,738	151,278	305,833	25,249,599	3,494,227
• Net change in unrealized appreciation or depreciation on investments	277,679	276,760	483,918	1,282,292	56,340,855	12,433,710
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	376,648	362,577	650,598	1,625,243	80,298,230	15,895,006
Change From Unit Transactions:
• Net unit transactions	(109,482)	610,845	(120,473)	360,162	(38,578,611)	7,337,243
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(109,482)	610,845	(120,473)	360,162	(38,578,611)	7,337,243
TOTAL INCREASE (DECREASE) IN NET ASSETS	267,166	973,422	530,125	1,985,405	41,719,619	23,232,249
NET ASSETS AT DECEMBER 31, 2019	$1,571,104	$1,889,440	$2,477,551	$6,560,863	$296,684,633	$67,752,680

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	American Funds Global Small Capitalization Fund - Class 1 Subaccount	American Funds Global Small Capitalization Fund - Class 1A Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 4 Subaccount	American Funds Growth Fund - Class 1 Subaccount	American Funds Growth Fund - Class 1A Subaccount	American Funds Growth Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,447,426	$181,646	$407,453,214	$10,114,015	$10,602,163	$2,802,955	$1,493,960,160
Changes From Operations:
• Net investment income (loss)	(6,287)	(773)	(4,550,150)	(141,812)	(8,147)	17,131	(18,105,434)
• Net realized gain (loss) on investments	84,834	26,987	28,170,378	561,245	1,387,281	658,554	213,278,149
• Net change in unrealized appreciation or depreciation on investments	(228,657)	(74,295)	(65,334,464)	(2,266,987)	(1,341,291)	(1,300,717)	(203,525,958)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(150,110)	(48,081)	(41,714,236)	(1,847,554)	37,843	(625,032)	(8,353,243)
Change From Unit Transactions:
• Net unit transactions	(50,348)	208,643	(35,812,253)	4,269,334	(1,069,188)	7,624,252	(218,110,219)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(50,348)	208,643	(35,812,253)	4,269,334	(1,069,188)	7,624,252	(218,110,219)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(200,458)	160,562	(77,526,489)	2,421,780	(1,031,345)	6,999,220	(226,463,462)
NET ASSETS AT DECEMBER 31, 2018	1,246,968	342,208	329,926,725	12,535,795	9,570,818	9,802,175	1,267,496,698
Changes From Operations:
• Net investment income (loss)	(5,066)	(953)	(3,957,937)	(183,566)	13,618	49,735	(12,530,808)
• Net realized gain (loss) on investments	96,334	27,024	32,041,153	1,104,417	1,173,248	1,347,825	186,030,694
• Net change in unrealized appreciation or depreciation on investments	270,063	90,386	65,211,762	3,218,027	1,406,257	2,155,518	168,310,089
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	361,331	116,457	93,294,978	4,138,878	2,593,123	3,553,078	341,809,975
Change From Unit Transactions:
• Net unit transactions	(182,008)	101,585	(52,560,354)	3,261,701	(2,825,548)	4,503,657	(192,973,161)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(182,008)	101,585	(52,560,354)	3,261,701	(2,825,548)	4,503,657	(192,973,161)
TOTAL INCREASE (DECREASE) IN NET ASSETS	179,323	218,042	40,734,624	7,400,579	(232,425)	8,056,735	148,836,814
NET ASSETS AT DECEMBER 31, 2019	$1,426,291	$560,250	$370,661,349	$19,936,374	$9,338,393	$17,858,910	$1,416,333,512

See accompanying notes.

	American Funds Growth Fund - Class 4 Subaccount	American Funds Growth-Income Fund - Class 1 Subaccount	American Funds Growth-Income Fund - Class 1A Subaccount	American Funds Growth-Income Fund - Class 2 Subaccount	American Funds Growth-Income Fund - Class 4 Subaccount	American Funds High-Income Bond Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2018	$105,324,817	$6,646,314	$2,157,415	$1,952,345,244	$69,160,604	$1,732,060
Changes From Operations:
• Net investment income (loss)	(1,123,662)	57,525	74,730	(1,787,724)	167,632	96,516
• Net realized gain (loss) on investments	13,314,929	574,372	402,427	200,150,007	6,432,167	(9,368)
• Net change in unrealized appreciation or depreciation on investments	(15,934,407)	(728,299)	(825,000)	(240,243,498)	(11,061,067)	(137,382)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,743,140)	(96,402)	(347,843)	(41,881,215)	(4,461,268)	(50,234)
Change From Unit Transactions:
• Net unit transactions	22,740,309	(578,322)	4,911,761	(250,611,093)	27,849,350	(17,681)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	22,740,309	(578,322)	4,911,761	(250,611,093)	27,849,350	(17,681)
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,997,169	(674,724)	4,563,918	(292,492,308)	23,388,082	(67,915)
NET ASSETS AT DECEMBER 31, 2018	124,321,986	5,971,590	6,721,333	1,659,852,936	92,548,686	1,664,145
Changes From Operations:
• Net investment income (loss)	(853,644)	66,920	121,500	3,169,333	561,009	100,422
• Net realized gain (loss) on investments	17,341,519	683,690	841,893	223,126,472	11,894,028	(6,754)
• Net change in unrealized appreciation or depreciation on investments	22,741,756	691,012	962,972	157,850,814	12,333,826	102,242
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,229,631	1,441,622	1,926,365	384,146,619	24,788,863	195,910
Change From Unit Transactions:
• Net unit transactions	21,631,158	(1,041,758)	2,239,060	(217,805,997)	21,321,644	(48,958)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	21,631,158	(1,041,758)	2,239,060	(217,805,997)	21,321,644	(48,958)
TOTAL INCREASE (DECREASE) IN NET ASSETS	60,860,789	399,864	4,165,425	166,340,622	46,110,507	146,952
NET ASSETS AT DECEMBER 31, 2019	$185,182,775	$6,371,454	$10,886,758	$1,826,193,558	$138,659,193	$1,811,097

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	American Funds High-Income Bond Fund - Class 1A Subaccount	American Funds International Fund - Class 1 Subaccount	American Funds International Fund - Class 1A Subaccount	American Funds International Fund - Class 2 Subaccount	American Funds International Fund - Class 4 Subaccount	American Funds International Growth and Income Fund - Class 1 Subaccount	American Funds International Growth and Income Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2018	$387,351	$6,189,789	$1,624,060	$706,147,538	$31,981,989	$1,740,107	$663,781
Changes From Operations:
• Net investment income (loss)	33,288	76,176	79,246	1,547,544	195,303	29,725	7,531
• Net realized gain (loss) on investments	3,266	386,680	174,215	43,840,304	2,066,369	471	(2,366)
• Net change in unrealized appreciation or depreciation on investments	(52,583)	(1,311,947)	(1,001,750)	(140,166,961)	(8,410,510)	(266,183)	(65,518)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,029)	(849,091)	(748,289)	(94,779,113)	(6,148,838)	(235,987)	(60,353)
Change From Unit Transactions:
• Net unit transactions	262,673	94,939	4,049,689	(43,825,097)	11,765,074	153,511	(174,379)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	262,673	94,939	4,049,689	(43,825,097)	11,765,074	153,511	(174,379)
TOTAL INCREASE (DECREASE) IN NET ASSETS	246,644	(754,152)	3,301,400	(138,604,210)	5,616,236	(82,476)	(234,732)
NET ASSETS AT DECEMBER 31, 2018	633,995	5,435,637	4,925,460	567,543,328	37,598,225	1,657,631	429,049
Changes From Operations:
• Net investment income (loss)	37,440	56,881	68,129	(146,225)	89,565	31,131	10,703
• Net realized gain (loss) on investments	(6,969)	154,451	65,369	21,963,714	972,182	32,428	5,974
• Net change in unrealized appreciation or depreciation on investments	41,259	969,248	1,055,754	92,431,908	7,196,265	282,548	86,805
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,730	1,180,580	1,189,252	114,249,397	8,258,012	346,107	103,482
Change From Unit Transactions:
• Net unit transactions	9,042	(480,400)	912,535	(76,069,851)	3,505,002	(204,965)	41,183
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,042	(480,400)	912,535	(76,069,851)	3,505,002	(204,965)	41,183
TOTAL INCREASE (DECREASE) IN NET ASSETS	80,772	700,180	2,101,787	38,179,546	11,763,014	141,142	144,665
NET ASSETS AT DECEMBER 31, 2019	$714,767	$6,135,817	$7,027,247	$605,722,874	$49,361,239	$1,798,773	$573,714

See accompanying notes.

	American Funds Managed Risk Asset Allocation Fund - Class P1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P2 Subaccount	American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1 Subaccount	American Funds Managed Risk Growth Fund - Class P1 Subaccount	American Funds Managed Risk Growth-Income Fund - Class P1 Subaccount	American Funds Managed Risk International Fund - Class P1 Subaccount
NET ASSETS AT JANUARY 1, 2018	$883,305	$106,572,503	$84,409	$105,305	$26,139	$15,845
Changes From Operations:
• Net investment income (loss)	3,681	(149,360)	8,002	(1,483)	40	3,306
• Net realized gain (loss) on investments	38,425	5,075,322	506	(6,310)	1,756	(1,174)
• Net change in unrealized appreciation or depreciation on investments	(113,503)	(12,888,337)	(41,982)	(35,392)	(2,689)	(28,108)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(71,397)	(7,962,375)	(33,474)	(43,185)	(893)	(25,976)
Change From Unit Transactions:
• Net unit transactions	783,940	20,764,669	317,579	393,677	19,510	279,179
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	783,940	20,764,669	317,579	393,677	19,510	279,179
TOTAL INCREASE (DECREASE) IN NET ASSETS	712,543	12,802,294	284,105	350,492	18,617	253,203
NET ASSETS AT DECEMBER 31, 2018	1,595,848	119,374,797	368,514	455,797	44,756	269,048
Changes From Operations:
• Net investment income (loss)	(10,528)	1,144,371	5,999	8,777	566	3,380
• Net realized gain (loss) on investments	61,283	6,121,640	16,283	58,311	4,340	12,918
• Net change in unrealized appreciation or depreciation on investments	220,295	12,766,630	34,363	132,518	38,089	48,191
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	271,050	20,032,641	56,645	199,606	42,995	64,489
Change From Unit Transactions:
• Net unit transactions	306,924	7,133,927	239,191	1,238,996	302,314	220,441
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	306,924	7,133,927	239,191	1,238,996	302,314	220,441
TOTAL INCREASE (DECREASE) IN NET ASSETS	577,974	27,166,568	295,836	1,438,602	345,309	284,930
NET ASSETS AT DECEMBER 31, 2019	$2,173,822	$146,541,365	$664,350	$1,894,399	$390,065	$553,978

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	American Funds Mortgage Fund - Class 1 Subaccount	American Funds Mortgage Fund - Class 1A Subaccount	American Funds Mortgage Fund - Class 4 Subaccount	American Funds New World Fund® - Class 1 Subaccount	American Funds New World Fund® - Class 1A Subaccount	American Funds New World Fund® - Class 4 Subaccount	American Funds U.S. Government/ AAA-Rated Securities Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2018	$417,491	$93,723	$5,067,464	$4,162,323	$649,430	$24,088,587	$188,333
Changes From Operations:
• Net investment income (loss)	5,697	12,264	32,717	18,233	11,901	(108,528)	2,018
• Net realized gain (loss) on investments	(1,877)	(328)	(43,356)	147,465	17,333	1,073,374	(3,530)
• Net change in unrealized appreciation or depreciation on investments	(4,338)	(67)	(47,446)	(812,992)	(304,452)	(5,311,164)	826
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(518)	11,869	(58,085)	(647,294)	(275,218)	(4,346,318)	(686)
Change From Unit Transactions:
• Net unit transactions	144,307	623,269	310,540	379,831	1,342,235	6,041,880	(18,916)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	144,307	623,269	310,540	379,831	1,342,235	6,041,880	(18,916)
TOTAL INCREASE (DECREASE) IN NET ASSETS	143,789	635,138	252,455	(267,463)	1,067,017	1,695,562	(19,602)
NET ASSETS AT DECEMBER 31, 2018	561,280	728,861	5,319,919	3,894,860	1,716,447	25,784,149	168,731
Changes From Operations:
• Net investment income (loss)	7,174	9,513	46,014	17,806	19,656	(99,254)	2,072
• Net realized gain (loss) on investments	(520)	9,268	(26,128)	233,998	106,200	1,492,653	(1,157)
• Net change in unrealized appreciation or depreciation on investments	13,110	10,116	136,461	777,727	494,124	6,074,001	3,382
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,764	28,897	156,347	1,029,531	619,980	7,467,400	4,297
Change From Unit Transactions:
• Net unit transactions	(42,675)	(275,323)	(773,917)	(736,812)	1,288,508	4,297,195	(5,243)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(42,675)	(275,323)	(773,917)	(736,812)	1,288,508	4,297,195	(5,243)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,911)	(246,426)	(617,570)	292,719	1,908,488	11,764,595	(946)
NET ASSETS AT DECEMBER 31, 2019	$538,369	$482,435	$4,702,349	$4,187,579	$3,624,935	$37,548,744	$167,785

See accompanying notes.

	American Funds U.S. Government/ AAA-Rated Securities Fund - Class 1A Subaccount	BlackRock Global Allocation V.I. Fund - Class I Subaccount	BlackRock Global Allocation V.I. Fund - Class III Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class I Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class III Subaccount	ClearBridge Variable Aggressive Growth Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2018	$292,918	$4,965,721	$1,146,566,986	$14,954	$4,445,200	$309,595
Changes From Operations:
• Net investment income (loss)	19,982	10,264	(9,107,348)	(145)	(38,610)	739
• Net realized gain (loss) on investments	(3,456)	290,731	50,568,594	4,328	258,155	20,508
• Net change in unrealized appreciation or depreciation on investments	8,433	(574,070)	(139,799,717)	(894)	(164,409)	(47,360)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,959	(273,075)	(98,338,471)	3,289	55,136	(26,113)
Change From Unit Transactions:
• Net unit transactions	1,182,545	(1,195,449)	(87,671,978)	(18,243)	(4,500,336)	(5,616)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,182,545	(1,195,449)	(87,671,978)	(18,243)	(4,500,336)	(5,616)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,207,504	(1,468,524)	(186,010,449)	(14,954)	(4,445,200)	(31,729)
NET ASSETS AT DECEMBER 31, 2018	1,500,422	3,497,197	960,556,537	—	—	277,866
Changes From Operations:
• Net investment income (loss)	34,680	30,028	(4,170,502)	—	—	1,906
• Net realized gain (loss) on investments	11,304	138,271	38,244,822	—	—	5,644
• Net change in unrealized appreciation or depreciation on investments	42,468	450,254	111,252,702	—	—	60,670
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	88,452	618,553	145,327,022	—	—	68,220
Change From Unit Transactions:
• Net unit transactions	874,967	(4,075)	(99,515,699)	—	—	(1,195)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	874,967	(4,075)	(99,515,699)	—	—	(1,195)
TOTAL INCREASE (DECREASE) IN NET ASSETS	963,419	614,478	45,811,323	—	—	67,025
NET ASSETS AT DECEMBER 31, 2019	$2,463,841	$4,111,675	$1,006,367,860	$—	$—	$344,891

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	ClearBridge Variable Aggressive Growth Portfolio - Class II Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class I Subaccount	ClearBridge Variable Large Cap Large Cap Portfolio - Class II Subaccount	ClearBridge Variable Mid Cap Portfolio - Class I Subaccount	ClearBridge Variable Mid Cap Portfolio - Class II Subaccount	Columbia VP Commodity Strategy Fund - Class 1 Subaccount	Columbia VP Commodity Strategy Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2018	$22,255,867	$336,085	$13,890,453	$533,192	$31,264,072	$165,052	$490,574
Changes From Operations:
• Net investment income (loss)	(181,414)	(148)	(522,371)	(16)	(387,317)	(430)	(7,327)
• Net realized gain (loss) on investments	1,417,896	44,262	1,652,646	10,915	770,156	(1,143)	(4,164)
• Net change in unrealized appreciation or depreciation on investments	(3,348,241)	(148,357)	(5,558,918)	(86,126)	(5,536,921)	(29,156)	(114,305)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,111,759)	(104,243)	(4,428,643)	(75,227)	(5,154,082)	(30,729)	(125,796)
Change From Unit Transactions:
• Net unit transactions	(149,808)	1,317,522	50,764,690	31,627	6,022,693	62,013	357,246
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(149,808)	1,317,522	50,764,690	31,627	6,022,693	62,013	357,246
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,261,567)	1,213,279	46,336,047	(43,600)	868,611	31,284	231,450
NET ASSETS AT DECEMBER 31, 2018	19,994,300	1,549,364	60,226,500	489,592	32,132,683	196,336	722,024
Changes From Operations:
• Net investment income (loss)	(87,365)	(3,375)	(1,473,779)	1,538	(382,143)	1,787	(348)
• Net realized gain (loss) on investments	42,644	115,846	7,369,488	12,704	694,297	(791)	(12,408)
• Net change in unrealized appreciation or depreciation on investments	4,530,942	351,732	17,898,919	160,652	10,111,118	13,898	61,706
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,486,221	464,203	23,794,628	174,894	10,423,272	14,894	48,950
Change From Unit Transactions:
• Net unit transactions	(1,346,880)	243,865	63,185,091	256,749	6,240,851	19,640	(28,154)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,346,880)	243,865	63,185,091	256,749	6,240,851	19,640	(28,154)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,139,341	708,068	86,979,719	431,643	16,664,123	34,534	20,796
NET ASSETS AT DECEMBER 31, 2019	$23,133,641	$2,257,432	$147,206,219	$921,235	$48,796,806	$230,870	$742,820

See accompanying notes.

	Columbia VP Emerging Markets Bond Fund - Class 1 Subaccount	Columbia VP Emerging Markets Bond Fund - Class 2 Subaccount	Columbia VP Strategic Income Fund - Class 1 Subaccount	Columbia VP Strategic Income Fund - Class 2 Subaccount	Delaware VIP® Diversified Income Series - Service Class Subaccount	Delaware VIP® Diversified Income Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$256,096	$1,163,501	$—	$2,922,021	$2,015,655,856	$6,538,451
Changes From Operations:
• Net investment income (loss)	13,547	49,058	15,411	73,873	27,604,531	161,936
• Net realized gain (loss) on investments	(19,627)	(15,890)	(916)	(6,664)	(13,665,562)	(83,017)
• Net change in unrealized appreciation or depreciation on investments	(18,432)	(164,001)	(18,508)	(134,660)	(92,816,580)	(295,394)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,512)	(130,833)	(4,013)	(67,451)	(78,877,611)	(216,475)
Change From Unit Transactions:
• Net unit transactions	77,059	795,198	777,000	1,469,970	(62,345,661)	5,026,770
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	77,059	795,198	777,000	1,469,970	(62,345,661)	5,026,770
TOTAL INCREASE (DECREASE) IN NET ASSETS	52,547	664,365	772,987	1,402,519	(141,223,272)	4,810,295
NET ASSETS AT DECEMBER 31, 2018	308,643	1,827,866	772,987	4,324,540	1,874,432,584	11,348,746
Changes From Operations:
• Net investment income (loss)	15,130	87,596	39,264	187,686	20,351,421	278,600
• Net realized gain (loss) on investments	(243)	(16,788)	2,646	28,951	(3,525,900)	30,554
• Net change in unrealized appreciation or depreciation on investments	22,494	146,761	44,349	312,691	138,258,899	854,670
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,381	217,569	86,259	529,328	155,084,420	1,163,824
Change From Unit Transactions:
• Net unit transactions	23,044	864,190	302,626	6,516,161	(12,348,768)	1,895,377
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	23,044	864,190	302,626	6,516,161	(12,348,768)	1,895,377
TOTAL INCREASE (DECREASE) IN NET ASSETS	60,425	1,081,759	388,885	7,045,489	142,735,652	3,059,201
NET ASSETS AT DECEMBER 31, 2019	$369,068	$2,909,625	$1,161,872	$11,370,029	$2,017,168,236	$14,407,947

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Delaware VIP® Emerging Markets Series - Service Class Subaccount	Delaware VIP® Emerging Markets Series - Standard Class Subaccount	Delaware VIP® High Yield Series - Service Class Subaccount	Delaware VIP High Yield Series - Standard Class Subaccount	Delaware VIP® International Value Equity Series - Standard Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Service Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$340,675,270	$522,700	$129,079,479	$2,886,230	$118,444	$1,262,196,657	$1,446,066
Changes From Operations:
• Net investment income (loss)	4,893,680	16,325	5,262,301	126,787	1,096	13,307,005	26,582
• Net realized gain (loss) on investments	8,481,001	44,390	(3,714,134)	(25,967)	1,554	(5,382,713)	(5,707)
• Net change in unrealized appreciation or depreciation on investments	(73,191,153)	(158,686)	(9,187,095)	(247,869)	(19,310)	(24,422,293)	(32,899)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(59,816,472)	(97,971)	(7,638,928)	(147,049)	(16,660)	(16,498,001)	(12,024)
Change From Unit Transactions:
• Net unit transactions	3,062,672	169,460	(20,202,530)	(508,342)	(33,156)	(78,418,361)	615,471
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,062,672	169,460	(20,202,530)	(508,342)	(33,156)	(78,418,361)	615,471
TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,753,800)	71,489	(27,841,458)	(655,391)	(49,816)	(94,916,362)	603,447
NET ASSETS AT DECEMBER 31, 2018	283,921,470	594,189	101,238,021	2,230,839	68,628	1,167,280,295	2,049,513
Changes From Operations:
• Net investment income (loss)	(3,561,119)	1,060	5,123,467	122,092	582	12,518,013	44,919
• Net realized gain (loss) on investments	11,914,977	7,002	(2,347,924)	(18,568)	894	(2,780,611)	1,515
• Net change in unrealized appreciation or depreciation on investments	47,201,730	115,766	11,069,091	210,399	10,334	29,390,547	56,406
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,555,588	123,828	13,844,634	313,923	11,810	39,127,949	102,840
Change From Unit Transactions:
• Net unit transactions	(29,756,250)	(31,655)	(9,919,054)	(296,600)	(3,775)	(47,635,028)	587,899
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(29,756,250)	(31,655)	(9,919,054)	(296,600)	(3,775)	(47,635,028)	587,899
TOTAL INCREASE (DECREASE) IN NET ASSETS	25,799,338	92,173	3,925,580	17,323	8,035	(8,507,079)	690,739
NET ASSETS AT DECEMBER 31, 2019	$309,720,808	$686,362	$105,163,601	$2,248,162	$76,663	$1,158,773,216	$2,740,252

See accompanying notes.

	Delaware VIP® REIT Series - Service Class Subaccount	Delaware VIP® REIT Series - Standard Class Subaccount	Delaware VIP® Small Cap Value Series - Service Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount	Delaware VIP® Smid Cap Core Series - Service Class Subaccount	Delaware VIP® Smid Cap Core Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$155,232,449	$3,127,670	$399,897,769	$7,202,342	$189,006,646	$7,246,071
Changes From Operations:
• Net investment income (loss)	396,530	26,119	(4,046,132)	(36,958)	(2,983,199)	(85,169)
• Net realized gain (loss) on investments	1,972,854	67,640	36,253,847	591,165	57,530,708	2,220,338
• Net change in unrealized appreciation or depreciation on investments	(15,269,920)	(352,055)	(106,697,240)	(1,930,816)	(78,775,592)	(3,039,436)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,900,536)	(258,296)	(74,489,525)	(1,376,609)	(24,228,083)	(904,267)
Change From Unit Transactions:
• Net unit transactions	(16,183,734)	139,129	16,291,481	718,701	(9,781,511)	(345,601)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(16,183,734)	139,129	16,291,481	718,701	(9,781,511)	(345,601)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,084,270)	(119,167)	(58,198,044)	(657,908)	(34,009,594)	(1,249,868)
NET ASSETS AT DECEMBER 31, 2018	126,148,179	3,008,503	341,699,725	6,544,434	154,997,052	5,996,203
Changes From Operations:
• Net investment income (loss)	419,507	35,171	(3,456,453)	(11,125)	(2,211,315)	(49,787)
• Net realized gain (loss) on investments	1,059,666	29,626	32,608,302	559,271	3,763,863	285,775
• Net change in unrealized appreciation or depreciation on investments	28,810,738	699,111	60,208,155	1,181,515	39,297,635	1,370,920
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,289,911	763,908	89,360,004	1,729,661	40,850,183	1,606,908
Change From Unit Transactions:
• Net unit transactions	(8,559,930)	58,775	8,499,415	(134,329)	(18,685,635)	(1,005,758)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,559,930)	58,775	8,499,415	(134,329)	(18,685,635)	(1,005,758)
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,729,981	822,683	97,859,419	1,595,332	22,164,548	601,150
NET ASSETS AT DECEMBER 31, 2019	$147,878,160	$3,831,186	$439,559,144	$8,139,766	$177,161,600	$6,597,353

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Delaware VIP® U.S. Growth Series - Service Class Subaccount	Delaware VIP® U.S. Growth Series - Standard Class Subaccount	Delaware VIP® Value Series - Service Class Subaccount	Delaware VIP® Value Series - Standard Class Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class A Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class B Subaccount	DWS Equity 500 Index VIP Portfolio - Class A Subaccount
NET ASSETS AT JANUARY 1, 2018	$329,367,419	$—	$315,482,010	$6,859,946	$1,263,779	$54,822,983	$5,802,183
Changes From Operations:
• Net investment income (loss)	(3,610,050)	(46)	(742,714)	10,294	19,312	146,385	1,145
• Net realized gain (loss) on investments	48,161,976	522	29,851,780	507,857	(4,247)	(385,248)	671,348
• Net change in unrealized appreciation or depreciation on investments	(54,643,371)	(4,664)	(43,342,235)	(842,299)	(165,915)	(5,430,062)	(1,015,243)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,091,445)	(4,188)	(14,233,169)	(324,148)	(150,850)	(5,668,925)	(342,750)
Change From Unit Transactions:
• Net unit transactions	(40,338,862)	60,600	(8,691,099)	182,596	310,974	(3,615,302)	(471,888)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(40,338,862)	60,600	(8,691,099)	182,596	310,974	(3,615,302)	(471,888)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,430,307)	56,412	(22,924,268)	(141,552)	160,124	(9,284,227)	(814,638)
NET ASSETS AT DECEMBER 31, 2018	278,937,112	56,412	292,557,742	6,718,394	1,423,903	45,538,756	4,987,545
Changes From Operations:
• Net investment income (loss)	(3,467,085)	(515)	(487,535)	28,823	45,007	920,453	20,391
• Net realized gain (loss) on investments	53,275,013	20,047	27,931,489	524,411	(6,852)	(322,616)	484,518
• Net change in unrealized appreciation or depreciation on investments	18,413,229	12,849	23,963,687	646,776	154,661	4,892,094	969,041
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,221,157	32,381	51,407,641	1,200,010	192,816	5,489,931	1,473,950
Change From Unit Transactions:
• Net unit transactions	(35,904,642)	58,206	(7,620,652)	(373,004)	(11,415)	(4,838,873)	(79,449)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(35,904,642)	58,206	(7,620,652)	(373,004)	(11,415)	(4,838,873)	(79,449)
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,316,515	90,587	43,786,989	827,006	181,401	651,058	1,394,501
NET ASSETS AT DECEMBER 31, 2019	$311,253,627	$146,999	$336,344,731	$7,545,400	$1,605,304	$46,189,814	$6,382,046

See accompanying notes.

	DWS Small Cap Index VIP Portfolio - Class A Subaccount	Eaton Vance VT Floating-Rate Income Fund - ADV Class Subaccount	Eaton Vance VT Floating-Rate Income Fund - Initial Class Subaccount	Fidelity® VIP Balanced Portfolio - Initial Class Subaccount	Fidelity® VIP Balanced Portfolio - Service Class 2 Subaccount	Fidelity® VIP Contrafund® Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$3,639,672	$3,542,426	$17,392,170	$—	$—	$1,754,755
Changes From Operations:
• Net investment income (loss)	(21,190)	135,130	591,318	—	—	7,990
• Net realized gain (loss) on investments	440,110	21,077	(105,426)	—	—	204,886
• Net change in unrealized appreciation or depreciation on investments	(772,296)	(179,012)	(972,119)	—	—	(404,254)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(353,376)	(22,805)	(486,227)	—	—	(191,378)
Change From Unit Transactions:
• Net unit transactions	(618,264)	251,720	6,641,417	—	—	770,000
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(618,264)	251,720	6,641,417	—	—	770,000
TOTAL INCREASE (DECREASE) IN NET ASSETS	(971,640)	228,915	6,155,190	—	—	578,622
NET ASSETS AT DECEMBER 31, 2018	2,668,032	3,771,341	23,547,360	—	—	2,333,377
Changes From Operations:
• Net investment income (loss)	(16,195)	168,018	846,260	4,197	225,273	1,957
• Net realized gain (loss) on investments	306,102	(12,921)	(113,876)	29	38,238	305,238
• Net change in unrealized appreciation or depreciation on investments	302,270	113,032	717,314	20,542	1,825,213	497,796
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	592,177	268,129	1,449,698	24,768	2,088,724	804,991
Change From Unit Transactions:
• Net unit transactions	(335,746)	190,166	2,234,818	322,482	34,493,378	685,443
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(335,746)	190,166	2,234,818	322,482	34,493,378	685,443
TOTAL INCREASE (DECREASE) IN NET ASSETS	256,431	458,295	3,684,516	347,250	36,582,102	1,490,434
NET ASSETS AT DECEMBER 31, 2019	$2,924,463	$4,229,636	$27,231,876	$347,250	$36,582,102	$3,823,811

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Subaccount	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class Subaccount	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2 Subaccount	Fidelity® VIP Growth Portfolio - Initial Class Subaccount	Fidelity® VIP Growth Portfolio - Service Class 2 Subaccount	Fidelity® VIP Mid Cap Portfolio - Initial Class Subaccount	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,133,923,370	$—	$6,058,541	$4,933,313	$221,914,221	$1,896,503	$583,214,185
Changes From Operations:
• Net investment income (loss)	(13,266,301)	3,161	6,316	(56,110)	(3,632,189)	4,090	(6,672,497)
• Net realized gain (loss) on investments	133,357,306	(40,068)	556,037	798,299	41,114,361	203,911	59,187,743
• Net change in unrealized appreciation or depreciation on investments	(205,386,865)	(43,490)	(1,492,423)	(813,811)	(40,829,962)	(474,668)	(142,499,915)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(85,295,860)	(80,397)	(930,070)	(71,622)	(3,347,790)	(266,667)	(89,984,669)
Change From Unit Transactions:
• Net unit transactions	(44,702,654)	567,389	7,941,559	56,216	(12,247,561)	(92,160)	(10,827,296)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(44,702,654)	567,389	7,941,559	56,216	(12,247,561)	(92,160)	(10,827,296)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(129,998,514)	486,992	7,011,489	(15,406)	(15,595,351)	(358,827)	(100,811,965)
NET ASSETS AT DECEMBER 31, 2018	1,003,924,856	486,992	13,070,030	4,917,907	206,318,870	1,537,676	482,402,220
Changes From Operations:
• Net investment income (loss)	(16,011,049)	7,120	35,864	(54,412)	(3,558,460)	9,125	(4,888,353)
• Net realized gain (loss) on investments	151,853,114	46,377	1,207,481	372,111	22,143,060	154,723	56,993,558
• Net change in unrealized appreciation or depreciation on investments	152,647,622	28,107	1,172,735	1,259,074	45,374,460	227,435	51,024,805
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	288,489,687	81,604	2,416,080	1,576,773	63,959,060	391,283	103,130,010
Change From Unit Transactions:
• Net unit transactions	(54,744,642)	220,533	5,380,734	(206,538)	(18,609,978)	259,253	(8,731,647)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(54,744,642)	220,533	5,380,734	(206,538)	(18,609,978)	259,253	(8,731,647)
TOTAL INCREASE (DECREASE) IN NET ASSETS	233,745,045	302,137	7,796,814	1,370,235	45,349,082	650,536	94,398,363
NET ASSETS AT DECEMBER 31, 2019	$1,237,669,901	$789,129	$20,866,844	$6,288,142	$251,667,952	$2,188,212	$576,800,583

See accompanying notes.

	Fidelity® VIP Strategic Income Portfolio - Initial Class Subaccount	Fidelity® VIP Strategic Income Portfolio - Service Class 2 Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class I Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class II Subaccount	First Trust Multi Income Allocation Portfolio - Class I Subaccount	First Trust Multi Income Allocation Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2018	$605,430	$15,571,124	$4,797,488	$—	$5,591,237	$49,057
Changes From Operations:
• Net investment income (loss)	59,146	459,696	(55,588)	105	59,994	236
• Net realized gain (loss) on investments	3,165	16,361	111,665	39	23,686	732
• Net change in unrealized appreciation or depreciation on investments	(106,466)	(1,181,102)	(1,010,619)	(4,496)	(429,731)	(2,501)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(44,155)	(705,045)	(954,542)	(4,352)	(346,051)	(1,533)
Change From Unit Transactions:
• Net unit transactions	1,126,371	2,950,948	4,216,694	33,843	688,615	(7,407)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,126,371	2,950,948	4,216,694	33,843	688,615	(7,407)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,082,216	2,245,903	3,262,152	29,491	342,564	(8,940)
NET ASSETS AT DECEMBER 31, 2018	1,687,646	17,817,027	8,059,640	29,491	5,933,801	40,117
Changes From Operations:
• Net investment income (loss)	43,651	461,831	(50,356)	221	84,058	692
• Net realized gain (loss) on investments	20,365	177,544	212,841	600	33,001	986
• Net change in unrealized appreciation or depreciation on investments	98,345	1,105,245	1,408,951	6,259	792,328	4,144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	162,361	1,744,620	1,571,436	7,080	909,387	5,822
Change From Unit Transactions:
• Net unit transactions	18,652	2,897,096	307,609	6,399	437,466	(12,208)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,652	2,897,096	307,609	6,399	437,466	(12,208)
TOTAL INCREASE (DECREASE) IN NET ASSETS	181,013	4,641,716	1,879,045	13,479	1,346,853	(6,386)
NET ASSETS AT DECEMBER 31, 2019	$1,868,659	$22,458,743	$9,938,685	$42,970	$7,280,654	$33,731

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	First Trust/ Dow Jones Dividend & Income Allocation Portfolio - Class I Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio - Class II Subaccount	Franklin Allocation VIP Fund - Class 1 Subaccount	Franklin Allocation VIP Fund - Class 4 Subaccount	Franklin Income VIP Fund - Class 1 Subaccount	Franklin Income VIP Fund - Class 2 Subaccount	Franklin Income VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2018	$86,187,711	$190,458	$—	$8,112,121	$162,608	$567,940,664	$51,699,616
Changes From Operations:
• Net investment income (loss)	185,456	327	(60)	122,028	8,876	17,491,340	2,062,661
• Net realized gain (loss) on investments	400,204	(9,590)	(2)	177,463	94	4,127,364	102,840
• Net change in unrealized appreciation or depreciation on investments	(9,471,666)	2,496	(4,892)	(1,181,839)	(18,799)	(50,817,165)	(6,403,521)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,886,006)	(6,767)	(4,954)	(882,348)	(9,829)	(29,198,461)	(4,238,020)
Change From Unit Transactions:
• Net unit transactions	52,216,917	(150,735)	43,331	75,038	55,060	(66,782,584)	23,307,960
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	52,216,917	(150,735)	43,331	75,038	55,060	(66,782,584)	23,307,960
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,330,911	(157,502)	38,377	(807,310)	45,231	(95,981,045)	19,069,940
NET ASSETS AT DECEMBER 31, 2018	129,518,622	32,956	38,377	7,304,811	207,839	471,959,619	70,769,556
Changes From Operations:
• Net investment income (loss)	93,401	12,107	1,466	159,146	15,524	18,795,509	3,313,566
• Net realized gain (loss) on investments	6,890,810	6,895	1,089	466,474	2,155	10,270,766	1,406,728
• Net change in unrealized appreciation or depreciation on investments	19,294,092	18,806	4,892	683,030	19,357	36,009,320	6,586,509
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,278,303	37,808	7,447	1,308,650	37,036	65,075,595	11,306,803
Change From Unit Transactions:
• Net unit transactions	25,914,775	1,234,744	(45,824)	55,657	71,045	(53,087,671)	23,313,789
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	25,914,775	1,234,744	(45,824)	55,657	71,045	(53,087,671)	23,313,789
TOTAL INCREASE (DECREASE) IN NET ASSETS	52,193,078	1,272,552	(38,377)	1,364,307	108,081	11,987,924	34,620,592
NET ASSETS AT DECEMBER 31, 2019	$181,711,700	$1,305,508	$—	$8,669,118	$315,920	$483,947,543	$105,390,148

See accompanying notes.

	Franklin Mutual Shares VIP Fund - Class 1 Subaccount	Franklin Mutual Shares VIP Fund - Class 2 Subaccount	Franklin Mutual Shares VIP Fund - Class 4 Subaccount	Franklin Rising Dividends VIP Fund - Class 1 Subaccount	Franklin Rising Dividends VIP Fund - Class 4 Subaccount	Franklin Small Cap Value VIP Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2018	$860,472	$728,816,598	$16,484,322	$693,179	$22,517,549	$616,408
Changes From Operations:
• Net investment income (loss)	13,117	7,767,855	275,400	8,265	(7,489)	3,461
• Net realized gain (loss) on investments	48,923	36,851,326	776,145	55,192	1,676,512	56,706
• Net change in unrealized appreciation or depreciation on investments	(122,858)	(110,580,598)	(3,693,525)	(88,002)	(3,148,270)	(110,412)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(60,818)	(65,961,417)	(2,641,980)	(24,545)	(1,479,247)	(50,245)
Change From Unit Transactions:
• Net unit transactions	(217,464)	(71,400,475)	9,682,604	(67,404)	419,156	(192,642)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(217,464)	(71,400,475)	9,682,604	(67,404)	419,156	(192,642)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(278,282)	(137,361,892)	7,040,624	(91,949)	(1,060,091)	(242,887)
NET ASSETS AT DECEMBER 31, 2018	582,190	591,454,706	23,524,946	601,230	21,457,458	373,521
Changes From Operations:
• Net investment income (loss)	9,425	3,823,133	159,734	8,137	(12,541)	4,000
• Net realized gain (loss) on investments	57,155	66,274,546	2,934,957	111,118	3,953,124	56,294
• Net change in unrealized appreciation or depreciation on investments	59,442	50,073,942	2,389,475	63,173	2,239,863	40,509
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	126,022	120,171,621	5,484,166	182,428	6,180,446	100,803
Change From Unit Transactions:
• Net unit transactions	7,269	(67,850,348)	6,450,557	100,046	5,339,493	140,792
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,269	(67,850,348)	6,450,557	100,046	5,339,493	140,792
TOTAL INCREASE (DECREASE) IN NET ASSETS	133,291	52,321,273	11,934,723	282,474	11,519,939	241,595
NET ASSETS AT DECEMBER 31, 2019	$715,481	$643,775,979	$35,459,669	$883,704	$32,977,397	$615,116

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Franklin Small Cap Value VIP Fund - Class 4 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 1 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 4 Subaccount	Goldman Sachs VIT Government Money Market Fund - Institutional Shares Subaccount	Goldman Sachs VIT Government Money Market Fund - Service Shares Subaccount	Goldman Sachs VIT Large Cap Value Fund - Service Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$7,200,733	$234,958	$5,462,010	$456,074	$34,978,630	$154,363,612	$2,427,961
Changes From Operations:
• Net investment income (loss)	(31,841)	(1,309)	(70,301)	5,274	150,872	30,781	23,352
• Net realized gain (loss) on investments	1,008,763	34,300	579,377	—	—	6,077,650	(23,878)
• Net change in unrealized appreciation or depreciation on investments	(1,990,133)	(67,133)	(947,183)	—	—	(19,236,682)	(192,565)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,013,211)	(34,142)	(438,107)	5,274	150,872	(13,128,251)	(193,091)
Change From Unit Transactions:
• Net unit transactions	183,457	181,866	512,914	172,007	(11,830,136)	(14,390,253)	(73,371)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	183,457	181,866	512,914	172,007	(11,830,136)	(14,390,253)	(73,371)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(829,754)	147,724	74,807	177,281	(11,679,264)	(27,518,504)	(266,462)
NET ASSETS AT DECEMBER 31, 2018	6,370,979	382,682	5,536,817	633,355	23,299,366	126,845,108	2,161,499
Changes From Operations:
• Net investment income (loss)	(18,511)	(3,066)	(80,266)	5,812	226,598	324,860	32,028
• Net realized gain (loss) on investments	818,228	81,429	860,705	16	3	2,980,975	(22,818)
• Net change in unrealized appreciation or depreciation on investments	865,731	61,451	895,723	—	7	26,468,993	145,680
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,665,448	139,814	1,676,162	5,828	226,608	29,774,828	154,890
Change From Unit Transactions:
• Net unit transactions	1,309,952	208,460	771,820	(152,640)	869,348	(15,556,668)	17,029
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,309,952	208,460	771,820	(152,640)	869,348	(15,556,668)	17,029
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,975,400	348,274	2,447,982	(146,812)	1,095,956	14,218,160	171,919
NET ASSETS AT DECEMBER 31, 2019	$9,346,379	$730,956	$7,984,799	$486,543	$24,395,322	$141,063,268	$2,333,418

See accompanying notes.

	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares Subaccount	Goldman Sachs VIT Strategic Income Fund - Advisor Shares Subaccount	Goldman Sachs VIT Strategic Income Fund - Institutional Shares Subaccount	Guggenheim VT Long Short Equity Subaccount	Guggenheim VT Multi-Hedge Strategies Subaccount	Hartford Capital Appreciation HLS Fund - Class IA Subaccount
NET ASSETS AT JANUARY 1, 2018	$107,351	$4,879,730	$22,542	$4,812,811	$4,707,985	$99,163
Changes From Operations:
• Net investment income (loss)	4,475	(10,651)	581	(44,518)	(51,743)	281
• Net realized gain (loss) on investments	(3,173)	(233,499)	(2,564)	601,531	(5,232)	6,326
• Net change in unrealized appreciation or depreciation on investments	(13,533)	239,776	809	(1,199,574)	(236,097)	(9,200)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,231)	(4,374)	(1,174)	(642,561)	(293,072)	(2,593)
Change From Unit Transactions:
• Net unit transactions	107,445	(4,875,356)	(21,368)	(433,706)	295,264	(38,096)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	107,445	(4,875,356)	(21,368)	(433,706)	295,264	(38,096)
TOTAL INCREASE (DECREASE) IN NET ASSETS	95,214	(4,879,730)	(22,542)	(1,076,267)	2,192	(40,689)
NET ASSETS AT DECEMBER 31, 2018	202,565	—	—	3,736,544	4,710,177	58,474
Changes From Operations:
• Net investment income (loss)	18,709	—	—	(15,179)	61,548	577
• Net realized gain (loss) on investments	497	—	—	(86,380)	8,751	7,726
• Net change in unrealized appreciation or depreciation on investments	9,137	—	—	272,542	111,267	9,693
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,343	—	—	170,983	181,566	17,996
Change From Unit Transactions:
• Net unit transactions	489,173	—	—	135,604	(39,744)	98
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	489,173	—	—	135,604	(39,744)	98
TOTAL INCREASE (DECREASE) IN NET ASSETS	517,516	—	—	306,587	141,822	18,094
NET ASSETS AT DECEMBER 31, 2019	$720,081	$—	$—	$4,043,131	$4,851,999	$76,568

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Hartford Capital Appreciation HLS Fund - Class IC Subaccount	Invesco Oppenheimer V.I. Global Fund - Series II Shares Subaccount	Invesco Oppenheimer V.I. International Growth Fund - Series I Shares Subaccount	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares Subaccount	Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares Subaccount	Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares Subaccount	Invesco V.I. American Franchise Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$11,917,596	$9,047,815	$1,458,185	$13,750,691	$605,697	$10,623,910	$2,712,314
Changes From Operations:
• Net investment income (loss)	(99,324)	(19,770)	7,543	(76,675)	(776)	(139,811)	(37,034)
• Net realized gain (loss) on investments	1,240,868	927,891	17,142	498,626	78,662	1,452,145	441,309
• Net change in unrealized appreciation or depreciation on investments	(2,110,993)	(2,111,026)	(181,272)	(3,551,737)	(161,751)	(2,956,013)	(474,028)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(969,449)	(1,202,905)	(156,587)	(3,129,786)	(83,865)	(1,643,679)	(69,753)
Change From Unit Transactions:
• Net unit transactions	(482,966)	(289,736)	(753,022)	1,848,251	99,129	2,112,025	(508,517)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(482,966)	(289,736)	(753,022)	1,848,251	99,129	2,112,025	(508,517)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,452,415)	(1,492,641)	(909,609)	(1,281,535)	15,264	468,346	(578,270)
NET ASSETS AT DECEMBER 31, 2018	10,465,181	7,555,174	548,576	12,469,156	620,961	11,092,256	2,134,044
Changes From Operations:
• Net investment income (loss)	(32,805)	(28,433)	4,115	(61,784)	(1,451)	(171,798)	(34,454)
• Net realized gain (loss) on investments	1,315,096	1,461,766	33,411	641,865	33,707	1,207,539	440,782
• Net change in unrealized appreciation or depreciation on investments	1,756,012	752,643	125,231	2,832,405	124,590	2,074,743	304,365
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,038,303	2,185,976	162,757	3,412,486	156,846	3,110,484	710,693
Change From Unit Transactions:
• Net unit transactions	441,210	(1,158,598)	92,134	376,980	(205,857)	2,932,727	(286,941)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	441,210	(1,158,598)	92,134	376,980	(205,857)	2,932,727	(286,941)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,479,513	1,027,378	254,891	3,789,466	(49,011)	6,043,211	423,752
NET ASSETS AT DECEMBER 31, 2019	$13,944,694	$8,582,552	$803,467	$16,258,622	$571,950	$17,135,467	$2,557,796

See accompanying notes.

	Invesco V.I. American Franchise Fund - Series II Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares Subaccount	Invesco V.I. Comstock Fund - Series I Shares Subaccount	Invesco V.I. Comstock Fund - Series II Shares Subaccount	Invesco V.I. Core Equity Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,494,190	$741,488	$13,988,224	$121,431	$5,376,964	$6,275,565
Changes From Operations:
• Net investment income (loss)	(27,177)	8,084	6,882	2,267	34,921	(33,335)
• Net realized gain (loss) on investments	159,421	52,195	969,665	16,463	740,743	626,637
• Net change in unrealized appreciation or depreciation on investments	(203,720)	(110,040)	(2,030,723)	(41,179)	(1,731,316)	(1,181,094)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(71,476)	(49,761)	(1,054,176)	(22,449)	(955,652)	(587,792)
Change From Unit Transactions:
• Net unit transactions	(94,348)	(34,508)	(1,134,579)	46,390	1,788,363	(686,012)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(94,348)	(34,508)	(1,134,579)	46,390	1,788,363	(686,012)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(165,824)	(84,269)	(2,188,755)	23,941	832,711	(1,273,804)
NET ASSETS AT DECEMBER 31, 2018	1,328,366	657,219	11,799,469	145,372	6,209,675	5,001,761
Changes From Operations:
• Net investment income (loss)	(26,314)	(4,638)	(159,203)	3,143	55,751	(29,206)
• Net realized gain (loss) on investments	234,733	(1,150)	(234,419)	17,344	927,902	760,829
• Net change in unrealized appreciation or depreciation on investments	228,074	161,620	1,983,498	21,746	532,237	563,590
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	436,493	155,832	1,589,876	42,233	1,515,890	1,295,213
Change From Unit Transactions:
• Net unit transactions	(81,995)	563,431	297,108	110,078	459,787	(693,030)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(81,995)	563,431	297,108	110,078	459,787	(693,030)
TOTAL INCREASE (DECREASE) IN NET ASSETS	354,498	719,263	1,886,984	152,311	1,975,677	602,183
NET ASSETS AT DECEMBER 31, 2019	$1,682,864	$1,376,482	$13,686,453	$297,683	$8,185,352	$5,603,944

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Invesco V.I. Core Equity Fund - Series II Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series I Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series II Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series I Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series II Shares Subaccount	Invesco V.I. Equity and Income Fund - Series I Shares Subaccount	Invesco V.I. Equity and Income Fund - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,453,158	$106,527	$19,649,940	$69,192	$75,567,257	$46,538	$15,729,297
Changes From Operations:
• Net investment income (loss)	(21,992)	9,938	187,023	8,880	(393,676)	834	124,981
• Net realized gain (loss) on investments	125,723	14,114	820,785	(11,002)	2,715,728	2,037	692,306
• Net change in unrealized appreciation or depreciation on investments	(249,353)	(54,219)	(2,684,436)	(104,756)	(14,324,491)	(7,239)	(2,501,639)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(145,622)	(30,167)	(1,676,628)	(106,878)	(12,002,439)	(4,368)	(1,684,352)
Change From Unit Transactions:
• Net unit transactions	(137,345)	318,524	(846,052)	787,603	47,299,341	(2,173)	(641,765)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(137,345)	318,524	(846,052)	787,603	47,299,341	(2,173)	(641,765)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(282,967)	288,357	(2,522,680)	680,725	35,296,902	(6,541)	(2,326,117)
NET ASSETS AT DECEMBER 31, 2018	1,170,191	394,884	17,127,260	749,917	110,864,159	39,997	13,403,180
Changes From Operations:
• Net investment income (loss)	(18,098)	14,700	264,802	49,777	129,719	958	119,113
• Net realized gain (loss) on investments	173,534	25,819	1,129,042	69,239	4,374,970	3,043	631,490
• Net change in unrealized appreciation or depreciation on investments	141,140	72,124	2,365,875	389,615	29,795,946	3,796	1,414,239
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	296,576	112,643	3,759,719	508,631	34,300,635	7,797	2,164,842
Change From Unit Transactions:
• Net unit transactions	(140,062)	260,545	(1,927,211)	4,202,282	51,444,904	(1,971)	(3,452,533)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(140,062)	260,545	(1,927,211)	4,202,282	51,444,904	(1,971)	(3,452,533)
TOTAL INCREASE (DECREASE) IN NET ASSETS	156,514	373,188	1,832,508	4,710,913	85,745,539	5,826	(1,287,691)
NET ASSETS AT DECEMBER 31, 2019	$1,326,705	$768,072	$18,959,768	$5,460,830	$196,609,698	$45,823	$12,115,489

See accompanying notes.

	Invesco V.I. International Growth Fund - Series I Shares Subaccount	Invesco V.I. International Growth Fund - Series II Shares Subaccount	Ivy VIP Asset Strategy Portfolio - Class I Subaccount	Ivy VIP Asset Strategy Portfolio - Class II Subaccount	Ivy VIP Energy Portfolio - Class I Subaccount	Ivy VIP Energy Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2018	$2,274,702	$48,910,426	$—	$9,072,599	$—	$6,592,006
Changes From Operations:
• Net investment income (loss)	17,194	222,023	153	52,998	(3)	(91,155)
• Net realized gain (loss) on investments	11,506	743,813	340	359,051	(5)	(242,186)
• Net change in unrealized appreciation or depreciation on investments	(396,691)	(10,650,288)	(1,312)	(958,915)	(1,487)	(2,673,878)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(367,991)	(9,684,452)	(819)	(546,866)	(1,495)	(3,007,219)
Change From Unit Transactions:
• Net unit transactions	(69,660)	13,468,858	8,524	(646,721)	32,265	1,591,402
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(69,660)	13,468,858	8,524	(646,721)	32,265	1,591,402
TOTAL INCREASE (DECREASE) IN NET ASSETS	(437,651)	3,784,406	7,705	(1,193,587)	30,770	(1,415,817)
NET ASSETS AT DECEMBER 31, 2018	1,837,051	52,694,832	7,705	7,879,012	30,770	5,176,189
Changes From Operations:
• Net investment income (loss)	2,962	(123,648)	170	88,613	(103)	(58,357)
• Net realized gain (loss) on investments	141,001	4,683,481	329	365,799	(3,669)	(804,724)
• Net change in unrealized appreciation or depreciation on investments	329,954	9,937,107	1,139	1,149,404	614	1,071,623
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	473,917	14,496,940	1,638	1,603,816	(3,158)	208,542
Change From Unit Transactions:
• Net unit transactions	(229,482)	7,840,143	(466)	7,629	(12,663)	(870,869)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(229,482)	7,840,143	(466)	7,629	(12,663)	(870,869)
TOTAL INCREASE (DECREASE) IN NET ASSETS	244,435	22,337,083	1,172	1,611,445	(15,821)	(662,327)
NET ASSETS AT DECEMBER 31, 2019	$2,081,486	$75,031,915	$8,877	$9,490,457	$14,949	$4,513,862

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Ivy VIP High Income Portfolio - Class I Subaccount	Ivy VIP High Income Portfolio - Class II Subaccount	Ivy VIP Micro Cap Growth Portfolio - Class I Subaccount	Ivy VIP Micro Cap Growth Portfolio - Class II Subaccount	Ivy VIP Mid Cap Growth Portfolio - Class I Subaccount	Ivy VIP Mid Cap Growth Portfolio - Class II Subaccount	Ivy VIP Science and Technology Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2018	$106,102	$18,863,644	$107,335	$4,000,567	$386,773	$7,888,739	$154,563
Changes From Operations:
• Net investment income (loss)	8,852	1,008,426	(382)	(49,155)	(5,732)	(110,882)	(1,077)
• Net realized gain (loss) on investments	(2,490)	(82,659)	20,825	854,666	25,231	855,826	44,993
• Net change in unrealized appreciation or depreciation on investments	(39,681)	(1,604,295)	(4,197)	(196,151)	(273,143)	(1,193,691)	(70,771)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(33,319)	(678,528)	16,246	609,360	(253,644)	(448,747)	(26,855)
Change From Unit Transactions:
• Net unit transactions	722,619	1,090,779	(123,581)	(4,609,927)	1,960,005	2,457,199	159,736
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	722,619	1,090,779	(123,581)	(4,609,927)	1,960,005	2,457,199	159,736
TOTAL INCREASE (DECREASE) IN NET ASSETS	689,300	412,251	(107,335)	(4,000,567)	1,706,361	2,008,452	132,881
NET ASSETS AT DECEMBER 31, 2018	795,402	19,275,895	—	—	2,093,134	9,897,191	287,444
Changes From Operations:
• Net investment income (loss)	88,670	1,204,881	—	—	(13,547)	(150,501)	(1,748)
• Net realized gain (loss) on investments	787	(158,379)	—	—	484,276	2,507,599	48,949
• Net change in unrealized appreciation or depreciation on investments	29,538	930,681	—	—	414,459	1,480,987	106,530
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	118,995	1,977,183	—	—	885,188	3,838,085	153,731
Change From Unit Transactions:
• Net unit transactions	625,055	2,223,044	—	—	930,259	1,773,457	129,240
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	625,055	2,223,044	—	—	930,259	1,773,457	129,240
TOTAL INCREASE (DECREASE) IN NET ASSETS	744,050	4,200,227	—	—	1,815,447	5,611,542	282,971
NET ASSETS AT DECEMBER 31, 2019	$1,539,452	$23,476,122	$—	$—	$3,908,581	$15,508,733	$570,415

See accompanying notes.

	Ivy VIP Science and Technology Portfolio - Class II Subaccount	Ivy VIP Small Cap Growth Portfolio - Class I Subaccount	Ivy VIP Small Cap Growth Portfolio - Class II Subaccount	Janus Henderson Balanced Portfolio - Service Shares Subaccount	Janus Henderson Enterprise Portfolio - Service Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$21,104,987	$—	$—	$14,184,144	$6,869,000	$680,597
Changes From Operations:
• Net investment income (loss)	(274,255)	(97)	(10,894)	21,688	(108,700)	(4,306)
• Net realized gain (loss) on investments	3,953,054	(114)	(84,895)	922,569	995,799	33,946
• Net change in unrealized appreciation or depreciation on investments	(5,509,185)	(22,550)	(705,195)	(1,082,657)	(967,619)	(85,641)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,830,386)	(22,761)	(800,984)	(138,400)	(80,520)	(56,001)
Change From Unit Transactions:
• Net unit transactions	3,642,078	183,611	5,960,409	(1,225,680)	(716,764)	1,825
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,642,078	183,611	5,960,409	(1,225,680)	(716,764)	1,825
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,811,692	160,850	5,159,425	(1,364,080)	(797,284)	(54,176)
NET ASSETS AT DECEMBER 31, 2018	22,916,679	160,850	5,159,425	12,820,064	6,071,716	626,421
Changes From Operations:
• Net investment income (loss)	(336,720)	(684)	(63,735)	2,241	(112,400)	(4,715)
• Net realized gain (loss) on investments	3,608,510	15,349	492,263	857,935	889,904	105,654
• Net change in unrealized appreciation or depreciation on investments	7,915,517	23,093	672,550	1,721,356	1,149,419	40,216
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,187,307	37,758	1,101,078	2,581,532	1,926,923	141,155
Change From Unit Transactions:
• Net unit transactions	2,156,060	3,543	176,802	(182,589)	(861,445)	(170,314)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,156,060	3,543	176,802	(182,589)	(861,445)	(170,314)
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,343,367	41,301	1,277,880	2,398,943	1,065,478	(29,159)
NET ASSETS AT DECEMBER 31, 2019	$36,260,046	$202,151	$6,437,305	$15,219,007	$7,137,194	$597,262

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Subaccount	JPMorgan Insurance Trust Core Bond Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 1 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 2 Subaccount	Lincoln iShares® Global Growth Allocation Fund - Standard Class Subaccount	Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$829,860	$47,244,356	$5,931,871	$55,956	$2,108,619	$525,864	$797,154
Changes From Operations:
• Net investment income (loss)	27,016	405,217	(101,461)	(191)	(30,682)	6,806	11,543
• Net realized gain (loss) on investments	(1,598)	(167,401)	115,513	111	8,391	13,705	12,393
• Net change in unrealized appreciation or depreciation on investments	(7,701)	(891,325)	(505,668)	(2,632)	(146,961)	(59,111)	(77,987)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,717	(653,509)	(491,616)	(2,712)	(169,252)	(38,600)	(54,051)
Change From Unit Transactions:
• Net unit transactions	1,058,001	31,997,166	251,736	(1,735)	1,162,486	3,140	209,672
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,058,001	31,997,166	251,736	(1,735)	1,162,486	3,140	209,672
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,075,718	31,343,657	(239,880)	(4,447)	993,234	(35,460)	155,621
NET ASSETS AT DECEMBER 31, 2018	1,905,578	78,588,013	5,691,991	51,509	3,101,853	490,404	952,775
Changes From Operations:
• Net investment income (loss)	48,481	652,842	24,768	10,142	86,236	10,340	14,534
• Net realized gain (loss) on investments	2,883	308,486	78,874	880	24,578	325	5,755
• Net change in unrealized appreciation or depreciation on investments	132,354	4,666,456	632,724	12,536	355,184	92,146	168,852
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	183,718	5,627,784	736,366	23,558	465,998	102,811	189,141
Change From Unit Transactions:
• Net unit transactions	2,337,271	49,988,094	(1,253,519)	270,483	899,119	(4,661)	(28,081)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,337,271	49,988,094	(1,253,519)	270,483	899,119	(4,661)	(28,081)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,520,989	55,615,878	(517,153)	294,041	1,365,117	98,150	161,060
NET ASSETS AT DECEMBER 31, 2019	$4,426,567	$134,203,891	$5,174,838	$345,550	$4,466,970	$588,554	$1,113,835

See accompanying notes.

	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Subaccount	Lord Abbett Series Fund Developing Growth Portfolio - Class VC Subaccount	Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC Subaccount	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC Subaccount	LVIP American Balanced Allocation Fund - Service Class Subaccount	LVIP American Balanced Allocation Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$22,552,589	$7,089,100	$14,973,371	$23,717,626	$46,618,136	$6,910,683
Changes From Operations:
• Net investment income (loss)	926,773	(128,283)	69,823	731,763	275,047	90,118
• Net realized gain (loss) on investments	573,996	2,397,679	2,226,861	(195,775)	1,868,327	361,895
• Net change in unrealized appreciation or depreciation on investments	(2,879,325)	(2,573,063)	(3,515,022)	(489,482)	(4,650,772)	(763,622)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,378,556)	(303,667)	(1,218,338)	46,506	(2,507,398)	(311,609)
Change From Unit Transactions:
• Net unit transactions	5,379,565	5,235,904	(1,290,734)	9,882,582	1,023,196	74,781
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,379,565	5,235,904	(1,290,734)	9,882,582	1,023,196	74,781
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,001,009	4,932,237	(2,509,072)	9,929,088	(1,484,202)	(236,828)
NET ASSETS AT DECEMBER 31, 2018	26,553,598	12,021,337	12,464,299	33,646,714	45,133,934	6,673,855
Changes From Operations:
• Net investment income (loss)	1,091,119	(178,506)	36,831	965,946	575,302	180,044
• Net realized gain (loss) on investments	(65,031)	2,234,624	224,264	(119,657)	2,020,439	348,343
• Net change in unrealized appreciation or depreciation on investments	2,473,550	1,657,784	2,178,390	507,145	4,900,198	714,603
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,499,638	3,713,902	2,439,485	1,353,434	7,495,939	1,242,990
Change From Unit Transactions:
• Net unit transactions	8,298,001	2,694,260	(1,456,803)	6,480,927	6,189,306	1,900,206
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,298,001	2,694,260	(1,456,803)	6,480,927	6,189,306	1,900,206
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,797,639	6,408,162	982,682	7,834,361	13,685,245	3,143,196
NET ASSETS AT DECEMBER 31, 2019	$38,351,237	$18,429,499	$13,446,981	$41,481,075	$58,819,179	$9,817,051

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Fund - Service Class II Subaccount	LVIP American Global Small Capitalization Fund - Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2018	$338,312,266	$25,476,512	$718,787	$72,361,912	$409,997	$189,479,395	$75,228,776
Changes From Operations:
• Net investment income (loss)	(2,509,329)	64,005	3,950	(182,505)	3,360	(1,881,205)	(698,510)
• Net realized gain (loss) on investments	18,832,415	666,167	33,580	1,783,867	8,127	8,021,867	1,517,046
• Net change in unrealized appreciation or depreciation on investments	(63,493,352)	(2,170,175)	(53,801)	(6,024,543)	(30,059)	(33,325,459)	(9,752,205)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(47,170,266)	(1,440,003)	(16,271)	(4,423,181)	(18,572)	(27,184,797)	(8,933,669)
Change From Unit Transactions:
• Net unit transactions	52,851,551	4,166,927	(288,214)	4,553,029	(8,209)	53,414,819	(1,387,874)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	52,851,551	4,166,927	(288,214)	4,553,029	(8,209)	53,414,819	(1,387,874)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,681,285	2,726,924	(304,485)	129,848	(26,781)	26,230,022	(10,321,543)
NET ASSETS AT DECEMBER 31, 2018	343,993,551	28,203,436	414,302	72,491,760	383,216	215,709,417	64,907,233
Changes From Operations:
• Net investment income (loss)	6,643,066	247,212	7,285	221,434	5,656	(846,460)	(145,481)
• Net realized gain (loss) on investments	19,858,024	1,979,744	26,729	6,905,377	34,210	18,064,175	4,671,304
• Net change in unrealized appreciation or depreciation on investments	65,112,793	1,872,358	27,288	4,100,594	22,789	55,300,471	13,265,611
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	91,613,883	4,099,314	61,302	11,227,405	62,655	72,518,186	17,791,434
Change From Unit Transactions:
• Net unit transactions	44,939,597	1,688,413	(25,837)	1,330,557	(8,890)	16,021,144	(9,921,906)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	44,939,597	1,688,413	(25,837)	1,330,557	(8,890)	16,021,144	(9,921,906)
TOTAL INCREASE (DECREASE) IN NET ASSETS	136,553,480	5,787,727	35,465	12,557,962	53,765	88,539,330	7,869,528
NET ASSETS AT DECEMBER 31, 2019	$480,547,031	$33,991,163	$449,767	$85,049,722	$436,981	$304,248,747	$72,776,761

See accompanying notes.

	LVIP American Growth Allocation Fund - Service Class Subaccount	LVIP American Growth Allocation Fund - Standard Class Subaccount	LVIP American Growth Fund - Service Class II Subaccount	LVIP American Growth- Income Fund - Service Class II Subaccount	LVIP American Income Allocation Fund - Standard Class Subaccount	LVIP American International Fund - Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2018	$33,355,228	$1,336,809	$543,233,094	$463,148,709	$82,336	$192,818,815
Changes From Operations:
• Net investment income (loss)	248,176	25,448	(7,647,034)	(94,145)	397	2,486,653
• Net realized gain (loss) on investments	1,638,182	67,718	54,574,800	31,553,578	1,441	3,740,101
• Net change in unrealized appreciation or depreciation on investments	(4,444,298)	(190,638)	(69,760,476)	(58,716,245)	(5,293)	(40,425,606)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,557,940)	(97,472)	(22,832,710)	(27,256,812)	(3,455)	(34,198,852)
Change From Unit Transactions:
• Net unit transactions	6,542,213	333,646	121,274,046	128,281,407	(3,005)	43,922,121
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,542,213	333,646	121,274,046	128,281,407	(3,005)	43,922,121
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,984,273	236,174	98,441,336	101,024,595	(6,460)	9,723,269
NET ASSETS AT DECEMBER 31, 2018	37,339,501	1,572,983	641,674,430	564,173,304	75,876	202,542,084
Changes From Operations:
• Net investment income (loss)	379,455	92,567	2,256,422	8,357,804	617	(603,629)
• Net realized gain (loss) on investments	2,265,558	177,287	68,848,151	40,235,749	3,938	8,387,518
• Net change in unrealized appreciation or depreciation on investments	3,964,986	202,572	124,580,628	97,135,673	4,642	34,470,079
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,609,999	472,426	195,685,201	145,729,226	9,197	42,253,968
Change From Unit Transactions:
• Net unit transactions	(730,185)	2,622,986	115,276,433	124,132,502	(4,963)	6,344,665
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(730,185)	2,622,986	115,276,433	124,132,502	(4,963)	6,344,665
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,879,814	3,095,412	310,961,634	269,861,728	4,234	48,598,633
NET ASSETS AT DECEMBER 31, 2019	$43,219,315	$4,668,395	$952,636,064	$834,035,032	$80,110	$251,140,717

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP American Preservation Fund - Service Class Subaccount	LVIP American Preservation Fund - Standard Class Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Standard Class Subaccount	LVIP BlackRock Advantage Allocation Fund - Service Class Subaccount	LVIP BlackRock Advantage Allocation Fund - Standard Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$7,257,311	$127,785	$187,355,105	$834,199	$1,703,651	$—	$891,999,703
Changes From Operations:
• Net investment income (loss)	30,095	1,389	(3,327,764)	(3,923)	44,682	306	4,033,006
• Net realized gain (loss) on investments	(24,057)	(409)	16,921,668	129,569	710,528	3,468	15,228,747
• Net change in unrealized appreciation or depreciation on investments	(50,521)	(871)	(26,406,497)	(158,258)	(1,089,495)	(5,310)	(106,326,235)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(44,483)	109	(12,812,593)	(32,612)	(334,285)	(1,536)	(87,064,482)
Change From Unit Transactions:
• Net unit transactions	591,679	59,066	15,869,905	(51,635)	3,531,359	20,509	30,568,806
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	591,679	59,066	15,869,905	(51,635)	3,531,359	20,509	30,568,806
TOTAL INCREASE (DECREASE) IN NET ASSETS	547,196	59,175	3,057,312	(84,247)	3,197,074	18,973	(56,495,676)
NET ASSETS AT DECEMBER 31, 2018	7,804,507	186,960	190,412,417	749,952	4,900,725	18,973	835,504,027
Changes From Operations:
• Net investment income (loss)	62,678	2,107	(3,820,945)	(4,776)	99,244	309	6,453,345
• Net realized gain (loss) on investments	8,467	(72)	15,627,684	47,868	337,165	685	70,739,710
• Net change in unrealized appreciation or depreciation on investments	149,902	4,603	53,518,361	238,959	453,735	1,858	75,572,104
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	221,047	6,638	65,325,100	282,051	890,144	2,852	152,765,159
Change From Unit Transactions:
• Net unit transactions	774,065	28,386	6,529,980	74,076	3,701,767	(1,171)	361,639,652
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	774,065	28,386	6,529,980	74,076	3,701,767	(1,171)	361,639,652
TOTAL INCREASE (DECREASE) IN NET ASSETS	995,112	35,024	71,855,080	356,127	4,591,911	1,681	514,404,811
NET ASSETS AT DECEMBER 31, 2019	$8,799,619	$221,984	$262,267,497	$1,106,079	$9,492,636	$20,654	$1,349,908,838

See accompanying notes.

	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class Subaccount	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Real Estate Fund - Service Class Subaccount	LVIP BlackRock Global Real Estate Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$547,290	$946,920,205	$176,623	$196,900,660	$103,522,831	$619,695
Changes From Operations:
• Net investment income (loss)	3,905	(15,482,761)	(1,628)	689,499	1,856,312	39,613
• Net realized gain (loss) on investments	48,155	2,598,194	401	1,457,523	1,040,489	(3,875)
• Net change in unrealized appreciation or depreciation on investments	(83,679)	(70,903,659)	(12,260)	(17,577,669)	(12,875,864)	(118,432)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(31,619)	(83,788,226)	(13,487)	(15,430,647)	(9,979,063)	(82,694)
Change From Unit Transactions:
• Net unit transactions	(258,400)	(42,336,987)	(9,860)	122,220,553	(6,706,782)	600,598
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(258,400)	(42,336,987)	(9,860)	122,220,553	(6,706,782)	600,598
TOTAL INCREASE (DECREASE) IN NET ASSETS	(290,019)	(126,125,213)	(23,347)	106,789,906	(16,685,845)	517,904
NET ASSETS AT DECEMBER 31, 2018	257,271	820,794,992	153,276	303,690,566	86,836,986	1,137,599
Changes From Operations:
• Net investment income (loss)	6,603	(1,022,111)	1,903	1,427,700	1,564,839	47,579
• Net realized gain (loss) on investments	29,653	13,653,854	2,270	3,119,306	6,066,037	65,299
• Net change in unrealized appreciation or depreciation on investments	37,346	100,350,668	17,628	47,979,006	11,244,840	163,337
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,602	112,982,411	21,801	52,526,012	18,875,716	276,215
Change From Unit Transactions:
• Net unit transactions	166,238	(72,916,379)	(20,448)	85,044,919	(10,428,663)	141,476
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	166,238	(72,916,379)	(20,448)	85,044,919	(10,428,663)	141,476
TOTAL INCREASE (DECREASE) IN NET ASSETS	239,840	40,066,032	1,353	137,570,931	8,447,053	417,691
NET ASSETS AT DECEMBER 31, 2019	$497,111	$860,861,024	$154,629	$441,261,497	$95,284,039	$1,555,290

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP BlackRock Inflation Protected Bond Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount	LVIP BlackRock Multi-Asset Income Fund - Service Class Subaccount	LVIP BlackRock Multi-Asset Income Fund - Standard Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$789,456,865	$1,969,942	$7,973,058	$215,941	$237,050,490	$582,314,071	$2,421,970
Changes From Operations:
• Net investment income (loss)	22,850,809	172,459	175,602	2,372	(843,474)	(6,643,819)	(30,362)
• Net realized gain (loss) on investments	(7,265,050)	(3,734)	(293,404)	(4,039)	1,999,244	78,429,401	434,169
• Net change in unrealized appreciation or depreciation on investments	(28,261,135)	(175,847)	(20,705)	1,799	(15,908,019)	(117,091,468)	(538,145)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,675,376)	(7,122)	(138,507)	132	(14,752,249)	(45,305,886)	(134,338)
Change From Unit Transactions:
• Net unit transactions	(39,462,038)	1,891,732	(7,834,551)	(216,073)	78,302,234	143,476,975	(189,457)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(39,462,038)	1,891,732	(7,834,551)	(216,073)	78,302,234	143,476,975	(189,457)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,137,414)	1,884,610	(7,973,058)	(215,941)	63,549,985	98,171,089	(323,795)
NET ASSETS AT DECEMBER 31, 2018	737,319,451	3,854,552	—	—	300,600,475	680,485,160	2,098,175
Changes From Operations:
• Net investment income (loss)	2,771,133	67,760	—	—	409,320	(8,176,623)	(30,665)
• Net realized gain (loss) on investments	(5,870,346)	(16,565)	—	—	6,331,165	40,019,706	200,234
• Net change in unrealized appreciation or depreciation on investments	31,716,393	148,288	—	—	51,593,048	97,706,580	178,348
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,617,180	199,483	—	—	58,333,533	129,549,663	347,917
Change From Unit Transactions:
• Net unit transactions	(33,095,842)	(67,146)	—	—	143,711,722	96,317,071	(198,290)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(33,095,842)	(67,146)	—	—	143,711,722	96,317,071	(198,290)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,478,662)	132,337	—	—	202,045,255	225,866,734	149,627
NET ASSETS AT DECEMBER 31, 2019	$732,840,789	$3,986,889	$—	$—	$502,645,730	$906,351,894	$2,247,802

See accompanying notes.

	LVIP Blended Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount	LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Delaware Bond Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$509,481,841	$83,992	$121,841,446	$264,309,319	$77,335	$3,404,290,566
Changes From Operations:
• Net investment income (loss)	(8,832,947)	(750)	(1,052,474)	(1,800,777)	133	51,023,283
• Net realized gain (loss) on investments	11,844,585	479	4,485,551	14,742,659	5,265	(11,600,616)
• Net change in unrealized appreciation or depreciation on investments	(13,531,687)	(65)	(15,190,458)	(27,125,553)	(7,150)	(129,746,875)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,520,049)	(336)	(11,757,381)	(14,183,671)	(1,752)	(90,324,208)
Change From Unit Transactions:
• Net unit transactions	58,409,343	(1,044)	35,973,720	28,817,807	(12,035)	116,422,566
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	58,409,343	(1,044)	35,973,720	28,817,807	(12,035)	116,422,566
TOTAL INCREASE (DECREASE) IN NET ASSETS	47,889,294	(1,380)	24,216,339	14,634,136	(13,787)	26,098,358
NET ASSETS AT DECEMBER 31, 2018	557,371,135	82,612	146,057,785	278,943,455	63,548	3,430,388,924
Changes From Operations:
• Net investment income (loss)	(9,886,104)	(841)	(823,427)	(594,320)	327	50,307,028
• Net realized gain (loss) on investments	71,900,995	9,508	2,550,181	15,665,771	2,471	33,179,928
• Net change in unrealized appreciation or depreciation on investments	64,707,444	12,087	3,673,416	52,507,807	8,617	167,926,354
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	126,722,335	20,754	5,400,170	67,579,258	11,415	251,413,310
Change From Unit Transactions:
• Net unit transactions	11,657,446	5,698	(151,457,955)	172,615,756	(4,043)	148,208,009
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	11,657,446	5,698	(151,457,955)	172,615,756	(4,043)	148,208,009
TOTAL INCREASE (DECREASE) IN NET ASSETS	138,379,781	26,452	(146,057,785)	240,195,014	7,372	399,621,319
NET ASSETS AT DECEMBER 31, 2019	$695,750,916	$109,064	$—	$519,138,469	$70,920	$3,830,010,243

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Service Class Subaccount	LVIP Delaware Social Awareness Fund - Standard Class Subaccount	LVIP Delaware Special Opportunities Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$76,539,858	$768,776,356	$1,963,139	$59,997,330	$7,562,373	$78,489,021	$13,256,234
Changes From Operations:
• Net investment income (loss)	972,468	13,940,899	84,563	(353,309)	(25,920)	(394,462)	157,873
• Net realized gain (loss) on investments	(182,074)	439,751	(1,646)	6,397,868	889,127	8,426,609	2,277,339
• Net change in unrealized appreciation or depreciation on investments	(2,688,308)	(27,878,139)	(106,605)	(9,537,238)	(1,227,636)	(22,890,001)	(3,443,603)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,897,914)	(13,497,489)	(23,688)	(3,492,679)	(364,429)	(14,857,854)	(1,008,391)
Change From Unit Transactions:
• Net unit transactions	(8,110,002)	52,145,778	800,472	(3,514,021)	(1,159,610)	14,717,988	1,029,984
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,110,002)	52,145,778	800,472	(3,514,021)	(1,159,610)	14,717,988	1,029,984
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,007,916)	38,648,289	776,784	(7,006,700)	(1,524,039)	(139,866)	21,593
NET ASSETS AT DECEMBER 31, 2018	66,531,942	807,424,645	2,739,923	52,990,630	6,038,334	78,349,155	13,277,827
Changes From Operations:
• Net investment income (loss)	891,179	6,316,073	52,619	109,298	21,307	(651,405)	168,269
• Net realized gain (loss) on investments	821,063	(660,625)	(4,335)	3,333,716	482,039	10,662,430	228,419
• Net change in unrealized appreciation or depreciation on investments	3,113,099	15,208,304	53,462	11,851,075	1,159,937	13,055,521	1,500,261
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,825,341	20,863,752	101,746	15,294,089	1,663,283	23,066,546	1,896,949
Change From Unit Transactions:
• Net unit transactions	(5,021,163)	(49,386,208)	96,273	(2,829,068)	(1,220,846)	11,735,203	1,462,863
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,021,163)	(49,386,208)	96,273	(2,829,068)	(1,220,846)	11,735,203	1,462,863
TOTAL INCREASE (DECREASE) IN NET ASSETS	(195,822)	(28,522,456)	198,019	12,465,021	442,437	34,801,749	3,359,812
NET ASSETS AT DECEMBER 31, 2019	$66,336,120	$778,902,189	$2,937,942	$65,455,651	$6,480,771	$113,150,904	$16,637,639

See accompanying notes.

	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount	LVIP Dimensional International Core Equity Fund - Service Class Subaccount	LVIP Dimensional International Core Equity Fund - Standard Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Service Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$4,613,632	$41,630,401	$3,572,657	$360,153,651	$1,457,945	$89,522,313
Changes From Operations:
• Net investment income (loss)	55,031	191,649	133,836	1,332,939	19,588	(266,507)
• Net realized gain (loss) on investments	805,990	315,102	(41,214)	2,008,727	15,647	3,499,082
• Net change in unrealized appreciation or depreciation on investments	(1,163,016)	(13,151,692)	(1,650,445)	(87,660,340)	(289,925)	(14,556,588)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(301,995)	(12,644,941)	(1,557,823)	(84,318,674)	(254,690)	(11,324,013)
Change From Unit Transactions:
• Net unit transactions	(300,697)	30,130,927	6,357,891	152,364,877	198,042	30,340,204
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(300,697)	30,130,927	6,357,891	152,364,877	198,042	30,340,204
TOTAL INCREASE (DECREASE) IN NET ASSETS	(602,692)	17,485,986	4,800,068	68,046,203	(56,648)	19,016,191
NET ASSETS AT DECEMBER 31, 2018	4,010,940	59,116,387	8,372,725	428,199,854	1,401,297	108,538,504
Changes From Operations:
• Net investment income (loss)	42,987	584,556	176,284	4,934,379	36,321	129,513
• Net realized gain (loss) on investments	125,181	(114,876)	44,024	(433,458)	2,320	8,345,454
• Net change in unrealized appreciation or depreciation on investments	369,072	12,090,374	1,530,634	62,490,424	212,715	24,823,739
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	537,240	12,560,054	1,750,942	66,991,345	251,356	33,298,706
Change From Unit Transactions:
• Net unit transactions	(450,372)	18,038,550	311,632	42,883,702	217,019	30,173,706
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(450,372)	18,038,550	311,632	42,883,702	217,019	30,173,706
TOTAL INCREASE (DECREASE) IN NET ASSETS	86,868	30,598,604	2,062,574	109,875,047	468,375	63,472,412
NET ASSETS AT DECEMBER 31, 2019	$4,097,808	$89,714,991	$10,435,299	$538,074,901	$1,869,672	$172,010,916

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$4,175,636	$36,713,343	$3,256,479	$673,761,572	$2,346,796	$570,913,243	$8,443,753
Changes From Operations:
• Net investment income (loss)	75,264	(250,673)	57,399	(5,403,946)	10,290	2,423,220	280,352
• Net realized gain (loss) on investments	150,259	937,186	45,982	9,408,650	123,248	(958,286)	(15,616)
• Net change in unrealized appreciation or depreciation on investments	(833,723)	(7,400,267)	(1,063,365)	(77,009,760)	(341,992)	(12,803,106)	(246,068)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(608,200)	(6,713,754)	(959,984)	(73,005,056)	(208,454)	(11,338,172)	18,668
Change From Unit Transactions:
• Net unit transactions	2,793,303	21,330,641	5,128,956	109,918,179	134,245	61,489,698	7,745,366
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,793,303	21,330,641	5,128,956	109,918,179	134,245	61,489,698	7,745,366
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,185,103	14,616,887	4,168,972	36,913,123	(74,209)	50,151,526	7,764,034
NET ASSETS AT DECEMBER 31, 2018	6,360,739	51,330,230	7,425,451	710,674,695	2,272,587	621,064,769	16,207,787
Changes From Operations:
• Net investment income (loss)	126,899	(321,382)	62,147	(4,453,363)	19,835	5,830,770	370,269
• Net realized gain (loss) on investments	467,565	813,862	122,998	8,233,135	52,612	1,135,894	27,946
• Net change in unrealized appreciation or depreciation on investments	1,419,871	15,745,135	1,895,203	125,529,957	436,920	29,073,463	700,489
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,014,335	16,237,615	2,080,348	129,309,729	509,367	36,040,127	1,098,704
Change From Unit Transactions:
• Net unit transactions	1,606,414	25,710,615	430,573	44,727,900	599,644	101,336,934	2,188,253
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,606,414	25,710,615	430,573	44,727,900	599,644	101,336,934	2,188,253
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,620,749	41,948,230	2,510,921	174,037,629	1,109,011	137,377,061	3,286,957
NET ASSETS AT DECEMBER 31, 2019	$9,981,488	$93,278,460	$9,936,372	$884,712,324	$3,381,598	$758,441,830	$19,494,744

See accompanying notes.

	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class Subaccount	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$436,900,060	$133,178	$842,703,383	$—	$7,423,670	$13,429
Changes From Operations:
• Net investment income (loss)	(3,056,508)	490	(3,431,837)	492	13,848	447
• Net realized gain (loss) on investments	24,161,608	9,352	8,321,589	7	31,687	1
• Net change in unrealized appreciation or depreciation on investments	(50,967,929)	(15,934)	(102,015,646)	(3,490)	(726,985)	(1,816)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,862,829)	(6,092)	(97,125,894)	(2,991)	(681,450)	(1,368)
Change From Unit Transactions:
• Net unit transactions	(34,297,771)	(22,635)	71,442,601	41,584	5,282,414	19,825
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(34,297,771)	(22,635)	71,442,601	41,584	5,282,414	19,825
TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,160,600)	(28,727)	(25,683,293)	38,593	4,600,964	18,457
NET ASSETS AT DECEMBER 31, 2018	372,739,460	104,451	817,020,090	38,593	12,024,634	31,886
Changes From Operations:
• Net investment income (loss)	(2,898,222)	458	509,146	684	237,592	6,204
• Net realized gain (loss) on investments	38,955,480	10,557	9,577,221	250	327,564	804
• Net change in unrealized appreciation or depreciation on investments	28,493,458	8,650	78,797,218	4,100	1,654,084	5,068
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	64,550,716	19,665	88,883,585	5,034	2,219,240	12,076
Change From Unit Transactions:
• Net unit transactions	(20,867,914)	(4,918)	8,457,619	3,256	3,835,435	185,954
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(20,867,914)	(4,918)	8,457,619	3,256	3,835,435	185,954
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,682,802	14,747	97,341,204	8,290	6,054,675	198,030
NET ASSETS AT DECEMBER 31, 2019	$416,422,262	$119,198	$914,361,294	$46,883	$18,079,309	$229,916

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP Franklin Templeton Value Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class Subaccount	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$310,357,024	$11,582	$—	$—	$1,187,595,457	$190,014	$8,675,652,133
Changes From Operations:
• Net investment income (loss)	3,551,400	291	52,097	—	5,979,193	4,278	55,216,987
• Net realized gain (loss) on investments	2,517,322	57	(95)	—	27,755,407	3,378	104,347,840
• Net change in unrealized appreciation or depreciation on investments	(30,561,095)	(1,137)	(117,995)	—	(102,108,820)	(19,405)	(817,867,972)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,492,373)	(789)	(65,993)	—	(68,374,220)	(11,749)	(658,303,145)
Change From Unit Transactions:
• Net unit transactions	(12,600,328)	(57)	3,169,073	—	(119,381,205)	32,752	(436,903,709)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(12,600,328)	(57)	3,169,073	—	(119,381,205)	32,752	(436,903,709)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,092,701)	(846)	3,103,080	—	(187,755,425)	21,003	(1,095,206,854)
NET ASSETS AT DECEMBER 31, 2018	273,264,323	10,736	3,103,080	—	999,840,032	211,017	7,580,445,279
Changes From Operations:
• Net investment income (loss)	4,007,679	(33)	3,224,793	72,873	6,564,023	2,794	44,497,422
• Net realized gain (loss) on investments	22,074,821	832	232,575	6,923	48,442,206	11,922	445,218,732
• Net change in unrealized appreciation or depreciation on investments	12,050,274	101	2,728,457	119,970	69,383,378	19,508	520,310,675
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,132,774	900	6,185,825	199,766	124,389,607	34,224	1,010,026,829
Change From Unit Transactions:
• Net unit transactions	(311,397,097)	(11,636)	89,725,520	1,892,165	(88,527,627)	(78,980)	(705,257,756)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(311,397,097)	(11,636)	89,725,520	1,892,165	(88,527,627)	(78,980)	(705,257,756)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(273,264,323)	(10,736)	95,911,345	2,091,931	35,861,980	(44,756)	304,769,073
NET ASSETS AT DECEMBER 31, 2019	$—	$—	$99,014,425	$2,091,931	$1,035,702,012	$166,261	$7,885,214,352

See accompanying notes.

	LVIP Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Income Fund - Service Class Subaccount	LVIP Global Income Fund - Standard Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Goldman Sachs Income Builder Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$7,078,462	$651,725,297	$728,688	$6,740,595,886	$1,243,353	$9,632,896
Changes From Operations:
• Net investment income (loss)	122,183	12,748,092	20,867	42,428,888	29,736	138,554
• Net realized gain (loss) on investments	73,987	(520,976)	18,048	106,211,741	15,060	11,049
• Net change in unrealized appreciation or depreciation on investments	(777,710)	(12,848,376)	(30,829)	(604,397,133)	(166,128)	(857,230)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(581,540)	(621,260)	8,086	(455,756,504)	(121,332)	(707,627)
Change From Unit Transactions:
• Net unit transactions	749,139	(59,450,281)	(136,047)	(355,268,194)	630,014	2,535,030
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	749,139	(59,450,281)	(136,047)	(355,268,194)	630,014	2,535,030
TOTAL INCREASE (DECREASE) IN NET ASSETS	167,599	(60,071,541)	(127,961)	(811,024,698)	508,682	1,827,403
NET ASSETS AT DECEMBER 31, 2018	7,246,061	591,653,756	600,727	5,929,571,188	1,752,035	11,460,299
Changes From Operations:
• Net investment income (loss)	127,709	3,976,998	16,338	38,310,274	80,635	143,453
• Net realized gain (loss) on investments	409,075	611,471	2,341	337,510,360	123,882	701,440
• Net change in unrealized appreciation or depreciation on investments	552,063	23,070,760	22,220	372,844,825	148,220	641,398
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,088,847	27,659,229	40,899	748,665,459	352,737	1,486,291
Change From Unit Transactions:
• Net unit transactions	507,377	(53,309,675)	151,476	(460,885,159)	2,403,000	(12,946,590)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	507,377	(53,309,675)	151,476	(460,885,159)	2,403,000	(12,946,590)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,596,224	(25,650,446)	192,375	287,780,300	2,755,737	(11,460,299)
NET ASSETS AT DECEMBER 31, 2019	$8,842,285	$566,003,310	$793,102	$6,217,351,488	$4,507,772	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP Goldman Sachs Income Builder Fund - Standard Class Subaccount	LVIP Government Money Market Fund - Service Class Subaccount	LVIP Government Money Market Fund - Standard Class Subaccount	LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class Subaccount	LVIP JPMorgan High Yield Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$45,899	$212,678,122	$22,815,993	$309,727,672	$139,194,685	$80,392	$181,491,008
Changes From Operations:
• Net investment income (loss)	13,667	(819,428)	(10,268)	(370,285)	(302,937)	536	7,480,644
• Net realized gain (loss) on investments	(184)	44	2	12,525,119	2,140,716	534	(1,386,474)
• Net change in unrealized appreciation or depreciation on investments	(33,583)	—	—	(45,070,567)	(16,672,886)	(8,682)	(14,444,813)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,100)	(819,384)	(10,266)	(32,915,733)	(14,835,107)	(7,612)	(8,350,643)
Change From Unit Transactions:
• Net unit transactions	494,901	49,700,932	3,734,433	5,052,022	(1,688,363)	1,555	(1,038,536)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	494,901	49,700,932	3,734,433	5,052,022	(1,688,363)	1,555	(1,038,536)
TOTAL INCREASE (DECREASE) IN NET ASSETS	474,801	48,881,548	3,724,167	(27,863,711)	(16,523,470)	(6,057)	(9,389,179)
NET ASSETS AT DECEMBER 31, 2018	520,700	261,559,670	26,540,160	281,863,961	122,671,215	74,335	172,101,829
Changes From Operations:
• Net investment income (loss)	12,409	69,205	128,472	(1,931,985)	1,019,564	393	7,878,584
• Net realized gain (loss) on investments	24,142	874	95	10,898,414	2,867,706	2,091	(539,348)
• Net change in unrealized appreciation or depreciation on investments	32,566	—	—	17,047,064	46,971,702	11,621	12,356,775
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,117	70,079	128,567	26,013,493	50,858,972	14,105	19,696,011
Change From Unit Transactions:
• Net unit transactions	(589,817)	35,315,751	4,885,201	(307,877,454)	291,574,088	(5,969)	11,103,568
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(589,817)	35,315,751	4,885,201	(307,877,454)	291,574,088	(5,969)	11,103,568
TOTAL INCREASE (DECREASE) IN NET ASSETS	(520,700)	35,385,830	5,013,768	(281,863,961)	342,433,060	8,136	30,799,579
NET ASSETS AT DECEMBER 31, 2019	$—	$296,945,500	$31,553,928	$—	$465,104,275	$82,471	$202,901,408

See accompanying notes.

	LVIP JPMorgan High Yield Fund - Standard Class Subaccount	LVIP JPMorgan Retirement Income Fund - Service Class Subaccount	LVIP JPMorgan Retirement Income Fund - Standard Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount	LVIP Loomis Sayles Global Growth Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$306,541	$1,516,322	$769,846	$619,609,616	$300,920	$—
Changes From Operations:
• Net investment income (loss)	56,119	81,696	20,394	(2,747,223)	888	(266)
• Net realized gain (loss) on investments	(1,134)	403,869	117,267	10,187,272	4,708	283
• Net change in unrealized appreciation or depreciation on investments	(89,687)	(717,527)	(180,819)	(88,696,875)	(39,383)	(6,062)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,702)	(231,962)	(43,158)	(81,256,826)	(33,787)	(6,045)
Change From Unit Transactions:
• Net unit transactions	725,757	3,848,372	112,239	(4,347,260)	(29,896)	69,517
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	725,757	3,848,372	112,239	(4,347,260)	(29,896)	69,517
TOTAL INCREASE (DECREASE) IN NET ASSETS	691,055	3,616,410	69,081	(85,604,086)	(63,683)	63,472
NET ASSETS AT DECEMBER 31, 2018	997,596	5,132,732	838,927	534,005,530	237,237	63,472
Changes From Operations:
• Net investment income (loss)	126,089	234,698	24,356	(3,430,203)	728	(4,209)
• Net realized gain (loss) on investments	9,825	(42,518)	(7,883)	12,470,478	8,349	395
• Net change in unrealized appreciation or depreciation on investments	67,054	692,172	95,346	65,920,821	29,146	42,597
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	202,968	884,352	111,819	74,961,096	38,223	38,783
Change From Unit Transactions:
• Net unit transactions	1,282,753	7,210,695	(21,484)	(16,171,984)	2,951	523,495
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,282,753	7,210,695	(21,484)	(16,171,984)	2,951	523,495
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,485,721	8,095,047	90,335	58,789,112	41,174	562,278
NET ASSETS AT DECEMBER 31, 2019	$2,483,317	$13,227,779	$929,262	$592,794,642	$278,411	$625,750

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP Loomis Sayles Global Growth Fund - Standard Class Subaccount	LVIP MFS International Equity Managed Volatility Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Standard Class Subaccount	LVIP MFS Value Fund - Service Class Subaccount	LVIP MFS Value Fund - Standard Class Subaccount	LVIP Mondrian International Value Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$—	$290,445,820	$189,669,952	$8,271	$977,449,408	$1,528,474	$283,807,930
Changes From Operations:
• Net investment income (loss)	7	1,380,131	(483,729)	5,706	2,371,061	26,280	4,054,293
• Net realized gain (loss) on investments	(2)	2,681,407	8,157,628	3,588	69,692,263	39,652	5,098,696
• Net change in unrealized appreciation or depreciation on investments	(1,435)	(45,287,713)	(27,520,525)	(61,864)	(178,397,740)	(281,143)	(44,923,545)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,430)	(41,226,175)	(19,846,626)	(52,570)	(106,334,416)	(215,211)	(35,770,556)
Change From Unit Transactions:
• Net unit transactions	11,935	140,135,054	18,620,019	524,369	(30,631,791)	301,788	(7,193,518)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	11,935	140,135,054	18,620,019	524,369	(30,631,791)	301,788	(7,193,518)
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,505	98,908,879	(1,226,607)	471,799	(136,966,207)	86,577	(42,964,074)
NET ASSETS AT DECEMBER 31, 2018	10,505	389,354,699	188,443,345	480,070	840,483,201	1,615,051	240,843,856
Changes From Operations:
• Net investment income (loss)	(81)	(36,188)	(41,702)	11,005	2,102,541	36,542	5,310,104
• Net realized gain (loss) on investments	(719)	5,154,986	16,972,670	30,257	51,347,662	27,127	4,875,299
• Net change in unrealized appreciation or depreciation on investments	6,736	94,218,669	31,469,966	108,759	178,077,183	480,150	28,806,889
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,936	99,337,467	48,400,934	150,021	231,527,386	543,819	38,992,292
Change From Unit Transactions:
• Net unit transactions	32,228	61,779,534	3,115,741	337,808	(32,700,199)	675,899	(14,538,975)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	32,228	61,779,534	3,115,741	337,808	(32,700,199)	675,899	(14,538,975)
TOTAL INCREASE (DECREASE) IN NET ASSETS	38,164	161,117,001	51,516,675	487,829	198,827,187	1,219,718	24,453,317
NET ASSETS AT DECEMBER 31, 2019	$48,669	$550,471,700	$239,960,020	$967,899	$1,039,310,388	$2,834,769	$265,297,173

See accompanying notes.

	LVIP Mondrian International Value Fund - Standard Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Standard Class Subaccount	LVIP SSGA Bond Index Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$12,000,558	$42,403,471	$219,290	$402,456,330	$6,280,671	$990,620,741
Changes From Operations:
• Net investment income (loss)	143,505	(406,876)	(534)	3,216,406	83,525	7,005,874
• Net realized gain (loss) on investments	248,334	5,280,345	40,543	(322,849)	(8,040)	(2,752,843)
• Net change in unrealized appreciation or depreciation on investments	(1,811,653)	(10,877,678)	(39,740)	(5,779,244)	(39,286)	(27,227,655)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,419,814)	(6,004,209)	269	(2,885,687)	36,199	(22,974,624)
Change From Unit Transactions:
• Net unit transactions	(1,348,047)	17,250,604	(187,667)	78,013,680	(1,016,062)	(76,489,810)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,348,047)	17,250,604	(187,667)	78,013,680	(1,016,062)	(76,489,810)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,767,861)	11,246,395	(187,398)	75,127,993	(979,863)	(99,464,434)
NET ASSETS AT DECEMBER 31, 2018	9,232,697	53,649,866	31,892	477,584,323	5,300,808	891,156,307
Changes From Operations:
• Net investment income (loss)	186,128	(693,291)	77	6,945,292	160,379	7,015,614
• Net realized gain (loss) on investments	193,169	369,518	282	(9,854)	2,132	3,194,449
• Net change in unrealized appreciation or depreciation on investments	1,048,944	9,694,128	5,736	383,941	(385)	43,338,929
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,428,241	9,370,355	6,095	7,319,379	162,126	53,548,992
Change From Unit Transactions:
• Net unit transactions	(975,770)	(2,247,353)	—	39,518,003	930,821	(47,394,666)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(975,770)	(2,247,353)	—	39,518,003	930,821	(47,394,666)
TOTAL INCREASE (DECREASE) IN NET ASSETS	452,471	7,123,002	6,095	46,837,382	1,092,947	6,154,326
NET ASSETS AT DECEMBER 31, 2019	$9,685,168	$60,772,868	$37,987	$524,421,705	$6,393,755	$897,310,633

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Developed International 150 Fund - Service Class Subaccount	LVIP SSGA Developed International 150 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$2,641,603	$72,050,831	$—	$188,332,607	$678,713	$163,216,281	$589,596
Changes From Operations:
• Net investment income (loss)	112,266	323,700	1,869	1,645,664	26,266	2,562,398	19,495
• Net realized gain (loss) on investments	(41,315)	1,379,771	368	3,245,947	9,998	5,618,152	21,270
• Net change in unrealized appreciation or depreciation on investments	(61,875)	(5,978,465)	(6,432)	(16,559,636)	(85,515)	(35,334,271)	(147,555)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,076	(4,274,994)	(4,195)	(11,668,025)	(49,251)	(27,153,721)	(106,790)
Change From Unit Transactions:
• Net unit transactions	2,644,900	(2,331,730)	85,500	(22,515,370)	345,799	(209,112)	120,057
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,644,900	(2,331,730)	85,500	(22,515,370)	345,799	(209,112)	120,057
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,653,976	(6,606,724)	81,305	(34,183,395)	296,548	(27,362,833)	13,267
NET ASSETS AT DECEMBER 31, 2018	5,295,579	65,444,107	81,305	154,149,212	975,261	135,853,448	602,863
Changes From Operations:
• Net investment income (loss)	200,471	420,186	1,673	1,306,659	14,256	3,159,776	38,722
• Net realized gain (loss) on investments	174,825	1,543,860	716	3,409,471	12,695	877,339	(1,865)
• Net change in unrealized appreciation or depreciation on investments	80,777	6,376,634	9,149	12,431,947	81,379	13,809,031	78,872
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	456,073	8,340,680	11,538	17,148,077	108,330	17,846,146	115,729
Change From Unit Transactions:
• Net unit transactions	3,645,899	559,981	(1,087)	(16,807,541)	(394,472)	(11,910,812)	368,037
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,645,899	559,981	(1,087)	(16,807,541)	(394,472)	(11,910,812)	368,037
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,101,972	8,900,661	10,451	340,536	(286,142)	5,935,334	483,766
NET ASSETS AT DECEMBER 31, 2019	$9,397,551	$74,344,768	$91,756	$154,489,748	$689,119	$141,788,782	$1,086,629

See accompanying notes.

	LVIP SSGA Emerging Markets 100 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets Equity Index Fund - Service Class Subaccount	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$187,818,258	$1,455,002	$—	$—	$876,608,907	$746,498
Changes From Operations:
• Net investment income (loss)	4,635,022	135,467	(78)	—	7,216,591	17,294
• Net realized gain (loss) on investments	73,919	(5,124)	11	—	6,857,182	3,121
• Net change in unrealized appreciation or depreciation on investments	(30,529,357)	(554,364)	1,308	—	(96,611,700)	(89,292)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,820,416)	(424,021)	1,241	—	(82,537,927)	(68,877)
Change From Unit Transactions:
• Net unit transactions	(828,257)	2,158,693	200,169	—	(52,943,243)	32,261
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(828,257)	2,158,693	200,169	—	(52,943,243)	32,261
TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,648,673)	1,734,672	201,410	—	(135,481,170)	(36,616)
NET ASSETS AT DECEMBER 31, 2018	161,169,585	3,189,674	201,410	—	741,127,737	709,882
Changes From Operations:
• Net investment income (loss)	3,042,366	119,207	47,750	11,504	4,552,489	12,315
• Net realized gain (loss) on investments	(2,783,941)	(58,596)	(11,598)	6,828	14,767,932	11,988
• Net change in unrealized appreciation or depreciation on investments	8,841,135	200,128	190,216	32,429	77,186,970	74,073
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,099,560	260,739	226,368	50,761	96,507,391	98,376
Change From Unit Transactions:
• Net unit transactions	(8,349,583)	245,383	3,338,415	520,630	(73,213,601)	(126,736)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,349,583)	245,383	3,338,415	520,630	(73,213,601)	(126,736)
TOTAL INCREASE (DECREASE) IN NET ASSETS	749,977	506,122	3,564,783	571,391	23,293,790	(28,360)
NET ASSETS AT DECEMBER 31, 2019	$161,919,562	$3,695,796	$3,766,193	$571,391	$764,421,527	$681,522

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP SSGA International Index Fund - Service Class Subaccount	LVIP SSGA International Index Fund - Standard Class Subaccount	LVIP SSGA International Managed Volatility Fund - Service Class Subaccount	LVIP SSGA International Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Large Cap 100 Fund - Service Class Subaccount	LVIP SSGA Large Cap 100 Fund - Standard Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$297,443,272	$2,430,775	$378,840,654	$156,282	$350,328,436	$2,975,978	$371,051,510
Changes From Operations:
• Net investment income (loss)	2,402,568	96,086	1,429,098	1,253	805,369	41,110	436,443
• Net realized gain (loss) on investments	5,393,856	17,489	4,370,058	1,532	24,962,542	172,647	8,417,791
• Net change in unrealized appreciation or depreciation on investments	(54,603,891)	(767,900)	(58,543,130)	(23,830)	(67,648,031)	(596,772)	(43,415,189)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,807,467)	(654,325)	(52,743,974)	(21,045)	(41,880,120)	(383,015)	(34,560,955)
Change From Unit Transactions:
• Net unit transactions	12,555,780	2,410,256	4,817,290	1,943	(20,795,376)	279,241	157,248,379
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	12,555,780	2,410,256	4,817,290	1,943	(20,795,376)	279,241	157,248,379
TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,251,687)	1,755,931	(47,926,684)	(19,102)	(62,675,496)	(103,774)	122,687,424
NET ASSETS AT DECEMBER 31, 2018	263,191,585	4,186,706	330,913,970	137,180	287,652,940	2,872,204	493,738,934
Changes From Operations:
• Net investment income (loss)	1,894,570	98,191	1,669,120	1,333	2,351,187	102,593	(906,625)
• Net realized gain (loss) on investments	5,268,020	(17,182)	4,794,687	2,019	23,998,232	265,872	27,055,776
• Net change in unrealized appreciation or depreciation on investments	42,172,481	827,722	46,200,334	19,351	44,070,203	552,476	76,929,053
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,335,071	908,731	52,664,141	22,703	70,419,622	920,941	103,078,204
Change From Unit Transactions:
• Net unit transactions	(26,527,177)	501,678	(35,693,134)	(11,619)	(22,582,653)	1,615,471	93,772,147
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(26,527,177)	501,678	(35,693,134)	(11,619)	(22,582,653)	1,615,471	93,772,147
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,807,894	1,410,409	16,971,007	11,084	47,836,969	2,536,412	196,850,351
NET ASSETS AT DECEMBER 31, 2019	$285,999,479	$5,597,115	$347,884,977	$148,264	$335,489,909	$5,408,616	$690,589,285

See accompanying notes.

	LVIP SSGA Large Cap Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Service Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$38,211	$33,602,055	$1,251,408	$228,699,375	$29,013	$805,056,033
Changes From Operations:
• Net investment income (loss)	(249)	68,846	28,172	848,230	24,237	8,345,442
• Net realized gain (loss) on investments	10,993	4,015,656	173,889	5,611,721	(9,103)	19,926,394
• Net change in unrealized appreciation or depreciation on investments	(8,486)	(13,881,436)	(593,844)	(25,065,162)	(104,847)	(94,667,764)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,258	(9,796,934)	(391,783)	(18,605,211)	(89,713)	(66,395,928)
Change From Unit Transactions:
• Net unit transactions	(40,469)	38,425,998	1,949,404	4,487,663	1,051,053	(66,415,386)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(40,469)	38,425,998	1,949,404	4,487,663	1,051,053	(66,415,386)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,211)	28,629,064	1,557,621	(14,117,548)	961,340	(132,811,314)
NET ASSETS AT DECEMBER 31, 2018	—	62,231,119	2,809,029	214,581,827	990,353	672,244,719
Changes From Operations:
• Net investment income (loss)	(52)	(288,226)	33,529	1,195,154	27,366	6,011,785
• Net realized gain (loss) on investments	2,441	8,001,408	425,421	6,440,665	10,329	21,552,672
• Net change in unrealized appreciation or depreciation on investments	—	8,453,691	364,801	27,128,797	159,339	65,230,941
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,389	16,166,873	823,751	34,764,616	197,034	92,795,398
Change From Unit Transactions:
• Net unit transactions	(2,389)	19,387,646	1,746,993	370,782	365,030	(77,495,455)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,389)	19,387,646	1,746,993	370,782	365,030	(77,495,455)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	35,554,519	2,570,744	35,135,398	562,064	15,299,943
NET ASSETS AT DECEMBER 31, 2019	$—	$97,785,638	$5,379,773	$249,717,225	$1,552,417	$687,544,662

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP SSGA Moderate Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA S&P 500 Index Fund - Service Class Subaccount	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$186,952	$191,068,011	$280,660	$460,977,499	$2,352,949	$1,097,923,484	$46,493,445
Changes From Operations:
• Net investment income (loss)	25,322	786,674	42,753	5,345,827	56,541	15,659	431,821
• Net realized gain (loss) on investments	11,528	5,062,757	(29,113)	10,242,637	11,238	83,718,555	3,115,259
• Net change in unrealized appreciation or depreciation on investments	(93,651)	(23,754,000)	(242,261)	(58,930,148)	(262,526)	(151,833,634)	(6,829,363)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(56,801)	(17,904,569)	(228,621)	(43,341,684)	(194,747)	(68,099,420)	(3,282,283)
Change From Unit Transactions:
• Net unit transactions	717,357	22,962,285	2,328,997	(31,635,229)	(116,751)	(20,129,387)	8,118,745
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	717,357	22,962,285	2,328,997	(31,635,229)	(116,751)	(20,129,387)	8,118,745
TOTAL INCREASE (DECREASE) IN NET ASSETS	660,556	5,057,716	2,100,376	(74,976,913)	(311,498)	(88,228,807)	4,836,462
NET ASSETS AT DECEMBER 31, 2018	847,508	196,125,727	2,381,036	386,000,586	2,041,451	1,009,694,677	51,329,907
Changes From Operations:
• Net investment income (loss)	21,998	871,652	63,426	3,623,836	49,662	(816,198)	444,256
• Net realized gain (loss) on investments	20,137	7,640,389	27,445	11,590,572	35,440	110,216,121	4,687,586
• Net change in unrealized appreciation or depreciation on investments	94,955	25,003,446	421,607	41,117,510	250,992	184,152,240	10,210,053
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	137,090	33,515,487	512,478	56,331,918	336,094	293,552,163	15,341,895
Change From Unit Transactions:
• Net unit transactions	(50,359)	(12,535,291)	733,266	(41,810,703)	(75,693)	23,900,145	3,029,861
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(50,359)	(12,535,291)	733,266	(41,810,703)	(75,693)	23,900,145	3,029,861
TOTAL INCREASE (DECREASE) IN NET ASSETS	86,731	20,980,196	1,245,744	14,521,215	260,401	317,452,308	18,371,756
NET ASSETS AT DECEMBER 31, 2019	$934,239	$217,105,923	$3,626,780	$400,521,801	$2,301,852	$1,327,146,985	$69,701,663

See accompanying notes.

	LVIP SSGA Short-Term Bond Index Fund - Service Class Subaccount	LVIP SSGA Short-Term Bond Index Fund - Standard Class Subaccount	LVIP SSGA Small-Cap Index Fund - Service Class Subaccount	LVIP SSGA Small-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$—	$—	$311,264,760	$6,541,645	$142,582,271	$3,360,719
Changes From Operations:
• Net investment income (loss)	281,241	4,607	(2,656,203)	38,009	1,764,350	76,288
• Net realized gain (loss) on investments	(12,762)	(35)	24,505,939	447,413	4,607,932	(1,099)
• Net change in unrealized appreciation or depreciation on investments	(109,270)	(638)	(67,350,541)	(1,639,000)	(27,952,432)	(639,514)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	159,209	3,934	(45,500,805)	(1,153,578)	(21,580,150)	(564,325)
Change From Unit Transactions:
• Net unit transactions	43,395,382	714,403	38,474,272	3,168,951	4,140,309	237,899
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	43,395,382	714,403	38,474,272	3,168,951	4,140,309	237,899
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,554,591	718,337	(7,026,533)	2,015,373	(17,439,841)	(326,426)
NET ASSETS AT DECEMBER 31, 2018	43,554,591	718,337	304,238,227	8,557,018	125,142,430	3,034,293
Changes From Operations:
• Net investment income (loss)	1,107,104	46,887	(3,018,921)	34,374	316,160	71,844
• Net realized gain (loss) on investments	520,988	9,779	25,565,908	431,165	13,550	(6,771)
• Net change in unrealized appreciation or depreciation on investments	231,327	(63)	49,153,143	1,543,177	22,526,588	686,370
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,859,419	56,603	71,700,130	2,008,716	22,856,298	751,443
Change From Unit Transactions:
• Net unit transactions	55,705,801	1,927,354	21,762,452	221,127	3,250,790	1,842,195
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	55,705,801	1,927,354	21,762,452	221,127	3,250,790	1,842,195
TOTAL INCREASE (DECREASE) IN NET ASSETS	57,565,220	1,983,957	93,462,582	2,229,843	26,107,088	2,593,638
NET ASSETS AT DECEMBER 31, 2019	$101,119,811	$2,702,294	$397,700,809	$10,786,861	$151,249,518	$5,627,931

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class Subaccount	LVIP T. Rowe Price 2010 Fund - Service Class Subaccount	LVIP T. Rowe Price 2020 Fund - Service Class Subaccount	LVIP T. Rowe Price 2030 Fund - Service Class Subaccount	LVIP T. Rowe Price 2040 Fund - Service Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$366,876,336	$94,376	$5,814,930	$10,174,646	$5,122,956	$4,703,122	$302,611,791
Changes From Operations:
• Net investment income (loss)	(818,256)	151	12,451	(8,261)	(16,570)	(11,860)	(4,787,811)
• Net realized gain (loss) on investments	4,955,354	10,456	376,032	717,804	261,951	271,102	46,924,075
• Net change in unrealized appreciation or depreciation on investments	(57,169,071)	(13,276)	(720,672)	(1,414,568)	(685,915)	(733,254)	(51,106,805)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(53,031,973)	(2,669)	(332,189)	(705,025)	(440,534)	(474,012)	(8,970,541)
Change From Unit Transactions:
• Net unit transactions	116,535,703	(39,321)	(363,563)	(899,027)	(581,205)	(191,682)	3,179,405
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	116,535,703	(39,321)	(363,563)	(899,027)	(581,205)	(191,682)	3,179,405
TOTAL INCREASE (DECREASE) IN NET ASSETS	63,503,730	(41,990)	(695,752)	(1,604,052)	(1,021,739)	(665,694)	(5,791,136)
NET ASSETS AT DECEMBER 31, 2018	430,380,066	52,386	5,119,178	8,570,594	4,101,217	4,037,428	296,820,655
Changes From Operations:
• Net investment income (loss)	(4,628,303)	(98)	54,492	70,795	19,601	16,027	(5,213,565)
• Net realized gain (loss) on investments	20,569,125	3,183	932,221	1,585,631	698,998	752,460	39,039,075
• Net change in unrealized appreciation or depreciation on investments	42,627,219	4,933	(282,503)	(317,945)	36,931	124,856	49,850,860
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,568,041	8,018	704,210	1,338,481	755,530	893,343	83,676,370
Change From Unit Transactions:
• Net unit transactions	66,136,823	1,243	(432,290)	(1,513,631)	(536,398)	(181,210)	(18,505,859)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	66,136,823	1,243	(432,290)	(1,513,631)	(536,398)	(181,210)	(18,505,859)
TOTAL INCREASE (DECREASE) IN NET ASSETS	124,704,864	9,261	271,920	(175,150)	219,132	712,133	65,170,511
NET ASSETS AT DECEMBER 31, 2019	$555,084,930	$61,647	$5,391,098	$8,395,444	$4,320,349	$4,749,561	$361,991,166

See accompanying notes.

	LVIP T. Rowe Price Growth Stock Fund - Standard Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,451,246	$163,178,882	$3,968,180	$—	$—	$905,126,333
Changes From Operations:
• Net investment income (loss)	(4,426)	(2,552,021)	(45,745)	18,513	—	3,969,230
• Net realized gain (loss) on investments	503,584	21,073,821	493,629	(52)	—	6,545,632
• Net change in unrealized appreciation or depreciation on investments	(618,634)	(28,645,862)	(537,266)	(42,348)	—	(76,849,222)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(119,476)	(10,124,062)	(89,382)	(23,887)	—	(66,334,360)
Change From Unit Transactions:
• Net unit transactions	905,733	26,614,515	(1,302,461)	1,621,332	—	184,977,914
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	905,733	26,614,515	(1,302,461)	1,621,332	—	184,977,914
TOTAL INCREASE (DECREASE) IN NET ASSETS	786,257	16,490,453	(1,391,843)	1,597,445	—	118,643,554
NET ASSETS AT DECEMBER 31, 2018	2,237,503	179,669,335	2,576,337	1,597,445	—	1,023,769,887
Changes From Operations:
• Net investment income (loss)	(11,068)	(3,735,644)	(43,392)	2,700,083	5,910	3,322,461
• Net realized gain (loss) on investments	185,119	24,337,483	494,158	195,097	134	53,498,239
• Net change in unrealized appreciation or depreciation on investments	559,335	44,996,304	418,068	2,542,046	3,730	117,012,753
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	733,386	65,598,143	868,834	5,437,226	9,774	173,833,453
Change From Unit Transactions:
• Net unit transactions	558,983	32,943,072	(75,652)	70,860,279	129,873	242,931,932
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	558,983	32,943,072	(75,652)	70,860,279	129,873	242,931,932
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,292,369	98,541,215	793,182	76,297,505	139,647	416,765,385
NET ASSETS AT DECEMBER 31, 2019	$3,529,872	$278,210,550	$3,369,519	$77,894,950	$139,647	$1,440,535,272

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Standard Class Subaccount	LVIP Vanguard International Equity ETF Fund - Service Class Subaccount	LVIP Vanguard International Equity ETF Fund - Standard Class Subaccount	LVIP Wellington Capital Growth Fund - Service Class Subaccount	LVIP Wellington Capital Growth Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$35,271	$198,666,969	$1,369,285	$132,189,200	$1,536,477	$337,775,924	$63,372
Changes From Operations:
• Net investment income (loss)	376	(442,173)	25,198	1,059,280	134,147	(3,854,603)	(1,297)
• Net realized gain (loss) on investments	312	7,659,631	42,510	1,456,654	(7,822)	50,061,012	55,219
• Net change in unrealized appreciation or depreciation on investments	(2,425)	(24,162,720)	(264,952)	(31,180,568)	(1,030,991)	(44,072,819)	(160,216)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,737)	(16,945,262)	(197,244)	(28,664,634)	(904,666)	2,133,590	(106,294)
Change From Unit Transactions:
• Net unit transactions	(2,410)	42,262,913	1,256,661	54,349,669	5,905,019	(17,497,409)	812,007
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,410)	42,262,913	1,256,661	54,349,669	5,905,019	(17,497,409)	812,007
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,147)	25,317,651	1,059,417	25,685,035	5,000,353	(15,363,819)	705,713
NET ASSETS AT DECEMBER 31, 2018	31,124	223,984,620	2,428,702	157,874,235	6,536,830	322,412,105	769,085
Changes From Operations:
• Net investment income (loss)	20,817	(184,401)	59,439	2,703,751	255,079	(4,320,918)	(3,987)
• Net realized gain (loss) on investments	32,642	12,806,010	124,881	938,708	7,292	58,064,072	96,130
• Net change in unrealized appreciation or depreciation on investments	23,737	52,287,257	727,441	29,878,786	1,392,876	68,630,136	254,787
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,196	64,908,866	911,761	33,521,245	1,655,247	122,373,290	346,930
Change From Unit Transactions:
• Net unit transactions	1,429,991	15,863,618	2,292,944	23,204,585	2,703,929	(35,779,724)	356,371
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,429,991	15,863,618	2,292,944	23,204,585	2,703,929	(35,779,724)	356,371
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,507,187	80,772,484	3,204,705	56,725,830	4,359,176	86,593,566	703,301
NET ASSETS AT DECEMBER 31, 2019	$1,538,311	$304,757,104	$5,633,407	$214,600,065	$10,896,006	$409,005,671	$1,472,386

See accompanying notes.

	LVIP Wellington Mid-Cap Value Fund - Service Class Subaccount	LVIP Wellington Mid-Cap Value Fund - Standard Class Subaccount	LVIP Western Asset Core Bond Fund - Service Class Subaccount	LVIP Western Asset Core Bond Fund - Standard Class Subaccount	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Growth Series - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$98,623,881	$340,987	$38,242,906	$622,101	$3,738,538	$106,010,925
Changes From Operations:
• Net investment income (loss)	(1,089,922)	2,010	2,490,197	116,487	(50,627)	(1,728,611)
• Net realized gain (loss) on investments	6,264,811	13,665	(239,389)	(2,616)	357,275	13,858,371
• Net change in unrealized appreciation or depreciation on investments	(21,695,813)	(87,357)	(3,356,511)	(95,990)	(282,089)	(13,083,861)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,520,924)	(71,682)	(1,105,703)	17,881	24,559	(954,101)
Change From Unit Transactions:
• Net unit transactions	6,376,200	175,263	77,930,182	3,305,732	389,222	22,974,239
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,376,200	175,263	77,930,182	3,305,732	389,222	22,974,239
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,144,724)	103,581	76,824,479	3,323,613	413,781	22,020,138
NET ASSETS AT DECEMBER 31, 2018	88,479,157	444,568	115,067,385	3,945,714	4,152,319	128,031,063
Changes From Operations:
• Net investment income (loss)	(801,181)	2,923	3,549,700	171,876	(56,548)	(2,369,636)
• Net realized gain (loss) on investments	10,171,956	48,267	591,591	19,406	563,748	20,724,201
• Net change in unrealized appreciation or depreciation on investments	16,347,083	81,320	8,398,090	292,146	979,206	29,611,672
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,717,858	132,510	12,539,381	483,428	1,486,406	47,966,237
Change From Unit Transactions:
• Net unit transactions	3,960,080	70,927	125,880,599	2,867,877	(340,667)	21,380,458
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,960,080	70,927	125,880,599	2,867,877	(340,667)	21,380,458
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,677,938	203,437	138,419,980	3,351,305	1,145,739	69,346,695
NET ASSETS AT DECEMBER 31, 2019	$118,157,095	$648,005	$253,487,365	$7,297,019	$5,298,058	$197,377,758

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Total Return Series - Service Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT Utilities Series - Service Class Subaccount	MFS® VIT II Core Equity Portfolio - Service Class Subaccount	MFS® VIT II International Intrinsic Value Portfolio - Initial Class Subaccount	MFS® VIT II International Intrinsic Value Portfolio - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$6,619,317	$69,526,462	$7,089,885	$194,445,127	$2,491,102	$1,034,662	$30,758,862
Changes From Operations:
• Net investment income (loss)	44,913	398,554	(19,356)	(1,349,157)	(30,621)	3,547	(73,072)
• Net realized gain (loss) on investments	230,291	3,485,047	8,316	2,816,047	283,078	40,469	950,069
• Net change in unrealized appreciation or depreciation on investments	(684,208)	(9,774,120)	(2,136)	(2,593,268)	(371,978)	(133,152)	(4,424,005)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(409,004)	(5,890,519)	(13,176)	(1,126,378)	(119,521)	(89,136)	(3,547,008)
Change From Unit Transactions:
• Net unit transactions	(753,676)	12,737,940	(963,046)	(25,061,358)	(213,863)	(19,307)	1,588,472
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(753,676)	12,737,940	(963,046)	(25,061,358)	(213,863)	(19,307)	1,588,472
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,162,680)	6,847,421	(976,222)	(26,187,736)	(333,384)	(108,443)	(1,958,536)
NET ASSETS AT DECEMBER 31, 2018	5,456,637	76,373,883	6,113,663	168,257,391	2,157,718	926,219	28,800,326
Changes From Operations:
• Net investment income (loss)	61,890	683,582	161,974	3,925,145	(27,591)	16,479	98,210
• Net realized gain (loss) on investments	145,183	2,683,049	309,182	5,981,151	336,488	85,776	1,985,073
• Net change in unrealized appreciation or depreciation on investments	789,945	11,608,597	906,163	26,705,495	340,113	154,419	4,629,011
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	997,018	14,975,228	1,377,319	36,611,791	649,010	256,674	6,712,294
Change From Unit Transactions:
• Net unit transactions	(249,152)	13,929,812	(960,573)	(21,512,609)	(26,320)	(46,137)	(2,697,685)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(249,152)	13,929,812	(960,573)	(21,512,609)	(26,320)	(46,137)	(2,697,685)
TOTAL INCREASE (DECREASE) IN NET ASSETS	747,866	28,905,040	416,746	15,099,182	622,690	210,537	4,014,609
NET ASSETS AT DECEMBER 31, 2019	$6,204,503	$105,278,923	$6,530,409	$183,356,573	$2,780,408	$1,136,756	$32,814,935

See accompanying notes.

	Morgan Stanley VIF Global Infrastructure Portfolio - Class I Subaccount	Morgan Stanley VIF Global Infrastructure Portfolio - Class II Subaccount	Morgan Stanley VIF Growth Portfolio - Class II Subaccount	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	PIMCO VIT All Asset All Authority Portfolio - Advisor Class Subaccount	PIMCO VIT All Asset All Authority Portfolio - Institutional Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$292,297	$6,941,285	$2,392,408	$27,545,955	$3,168,388	$113,443
Changes From Operations:
• Net investment income (loss)	7,703	111,445	(27,890)	(267,152)	72,609	3,846
• Net realized gain (loss) on investments	10,342	145,972	691,968	2,464,085	(38,923)	(1,448)
• Net change in unrealized appreciation or depreciation on investments	(43,629)	(895,252)	(508,982)	(6,154,708)	(307,382)	(12,188)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,584)	(637,835)	155,096	(3,957,775)	(273,696)	(9,790)
Change From Unit Transactions:
• Net unit transactions	18,764	193,761	155,451	(3,953,984)	546,805	9,979
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,764	193,761	155,451	(3,953,984)	546,805	9,979
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,820)	(444,074)	310,547	(7,911,759)	273,109	189
NET ASSETS AT DECEMBER 31, 2018	285,477	6,497,211	2,702,955	19,634,196	3,441,497	113,632
Changes From Operations:
• Net investment income (loss)	8,402	102,973	(29,073)	(205,789)	56,813	2,774
• Net realized gain (loss) on investments	15,928	317,368	297,306	2,963,005	(36,079)	(1,514)
• Net change in unrealized appreciation or depreciation on investments	57,245	1,307,406	476,465	103,046	171,657	5,763
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81,575	1,727,747	744,698	2,860,262	192,391	7,023
Change From Unit Transactions:
• Net unit transactions	(7,121)	558,185	(604,414)	(2,565,084)	304,831	(11,156)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(7,121)	558,185	(604,414)	(2,565,084)	304,831	(11,156)
TOTAL INCREASE (DECREASE) IN NET ASSETS	74,454	2,285,932	140,284	295,178	497,222	(4,133)
NET ASSETS AT DECEMBER 31, 2019	$359,931	$8,783,143	$2,843,239	$19,929,374	$3,938,719	$109,499

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class Subaccount	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class Subaccount	PIMCO VIT Dynamic Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Dynamic Bond Portfolio - Institutional Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class Subaccount	Putnam VT Equity Income Fund - Class IA Subaccount
NET ASSETS AT JANUARY 1, 2018	$12,482,715	$33,086	$3,900,628	$41,114	$3,604,773	$32,120	$—
Changes From Operations:
• Net investment income (loss)	67,118	479	61,469	1,116	96,342	1,646	—
• Net realized gain (loss) on investments	(913,172)	(3,553)	11,971	15	(24,469)	(1,461)	—
• Net change in unrealized appreciation or depreciation on investments	(1,100,324)	(290)	(89,843)	(798)	(285,079)	(2,202)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,946,378)	(3,364)	(16,403)	333	(213,206)	(2,017)	—
Change From Unit Transactions:
• Net unit transactions	(367,324)	(8,360)	639,222	1,988	(241,661)	13,066	—
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(367,324)	(8,360)	639,222	1,988	(241,661)	13,066	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,313,702)	(11,724)	622,819	2,321	(454,867)	11,049	—
NET ASSETS AT DECEMBER 31, 2018	10,169,013	21,362	4,523,447	43,435	3,149,906	43,169	—
Changes From Operations:
• Net investment income (loss)	292,396	813	133,409	3,775	113,755	2,295	(72)
• Net realized gain (loss) on investments	(861,535)	(3,064)	7,117	83	3,242	1,086	1,016
• Net change in unrealized appreciation or depreciation on investments	1,523,656	3,517	14,879	(554)	323,746	3,676	3,176
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	954,517	1,266	155,405	3,304	440,743	7,057	4,120
Change From Unit Transactions:
• Net unit transactions	(1,206,893)	1,631	182,225	53,084	50,647	25,423	190,921
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,206,893)	1,631	182,225	53,084	50,647	25,423	190,921
TOTAL INCREASE (DECREASE) IN NET ASSETS	(252,376)	2,897	337,630	56,388	491,390	32,480	195,041
NET ASSETS AT DECEMBER 31, 2019	$9,916,637	$24,259	$4,861,077	$99,823	$3,641,296	$75,649	$195,041

See accompanying notes.

	Putnam VT Equity Income Fund - Class IB Subaccount	Putnam VT George Putnam Balanced Fund - Class IA Subaccount	Putnam VT George Putnam Balanced Fund - Class IB Subaccount	Putnam VT Global Health Care Fund - Class IA Subaccount	Putnam VT Global Health Care Fund - Class IB Subaccount	Putnam VT Income Fund - Class IA Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,218,866	$236,862	$14,206,850	$132,917	$13,542,660	$—
Changes From Operations:
• Net investment income (loss)	(11,671)	1,286	(199,565)	1,207	(37,030)	(63)
• Net realized gain (loss) on investments	73,146	7,769	219,581	21,005	1,711,861	—
• Net change in unrealized appreciation or depreciation on investments	(180,965)	(5,101)	(1,391,585)	(28,508)	(2,122,175)	(20)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(119,490)	3,954	(1,371,569)	(6,296)	(447,344)	(83)
Change From Unit Transactions:
• Net unit transactions	(12,333)	(240,816)	12,627,784	104,785	1,500,740	39,585
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(12,333)	(240,816)	12,627,784	104,785	1,500,740	39,585
TOTAL INCREASE (DECREASE) IN NET ASSETS	(131,823)	(236,862)	11,256,215	98,489	1,053,396	39,502
NET ASSETS AT DECEMBER 31, 2018	1,087,043	—	25,463,065	231,406	14,596,056	39,502
Changes From Operations:
• Net investment income (loss)	(823)	(827)	(230,326)	(500)	(194,924)	10,461
• Net realized gain (loss) on investments	130,894	118	2,345,461	9,510	391,294	3,122
• Net change in unrealized appreciation or depreciation on investments	269,107	38,186	6,198,223	67,512	3,713,983	2,999
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	399,178	37,477	8,313,358	76,522	3,910,353	16,582
Change From Unit Transactions:
• Net unit transactions	3,517,805	444,117	29,288,278	60,339	(164,080)	205,826
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,517,805	444,117	29,288,278	60,339	(164,080)	205,826
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,916,983	481,594	37,601,636	136,861	3,746,273	222,408
NET ASSETS AT DECEMBER 31, 2019	$5,004,026	$481,594	$63,064,701	$368,267	$18,342,329	$261,910

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Putnam VT Income Fund - Class IB Subaccount	Putnam VT Multi-Asset Absolute Return Fund - Class IA Subaccount	Putnam VT Multi-Asset Absolute Return Fund - Class IB Subaccount	QS Variable Conservative Growth - Class II Subaccount	Rational Trend Aggregation VA Fund Subaccount	SEI VP Market Growth Strategy Fund - Class II Subaccount	SEI VP Market Growth Strategy Fund - Class III Subaccount
NET ASSETS AT JANUARY 1, 2018	$6,139,023	$1,385	$2,925,608	$970,818	$1,268,081	$—	$2,647,538
Changes From Operations:
• Net investment income (loss)	107,418	5	(21,970)	64,788	31,161	31,611	15,360
• Net realized gain (loss) on investments	(34,650)	51	100,466	65,052	2,677	14,354	32,549
• Net change in unrealized appreciation or depreciation on investments	(134,145)	(164)	(347,284)	(360,527)	(100,651)	(213,165)	(291,884)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(61,377)	(108)	(268,788)	(230,687)	(66,813)	(167,200)	(243,975)
Change From Unit Transactions:
• Net unit transactions	608,518	—	170,207	3,313,114	(125,889)	2,120,896	39,258
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	608,518	—	170,207	3,313,114	(125,889)	2,120,896	39,258
TOTAL INCREASE (DECREASE) IN NET ASSETS	547,141	(108)	(98,581)	3,082,427	(192,702)	1,953,696	(204,717)
NET ASSETS AT DECEMBER 31, 2018	6,686,164	1,277	2,827,027	4,053,245	1,075,379	1,953,696	2,442,821
Changes From Operations:
• Net investment income (loss)	137,603	(19)	(31,781)	61,278	15,430	47,404	39,249
• Net realized gain (loss) on investments	117,451	—	(15,707)	119,236	(526)	41,011	67,799
• Net change in unrealized appreciation or depreciation on investments	535,438	131	186,252	627,356	49,059	254,106	302,648
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	790,492	112	138,764	807,870	63,963	342,521	409,696
Change From Unit Transactions:
• Net unit transactions	1,395,963	56,360	(354,434)	3,350,466	(70,979)	(117,393)	(103,599)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,395,963	56,360	(354,434)	3,350,466	(70,979)	(117,393)	(103,599)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,186,455	56,472	(215,670)	4,158,336	(7,016)	225,128	306,097
NET ASSETS AT DECEMBER 31, 2019	$8,872,619	$57,749	$2,611,357	$8,211,581	$1,068,363	$2,178,824	$2,748,918

See accompanying notes.

	SEI VP Market Plus Strategy Fund - Class III Subaccount	Templeton Foreign VIP Fund - Class 1 Subaccount	Templeton Foreign VIP Fund - Class 4 Subaccount	Templeton Global Bond VIP Fund - Class 1 Subaccount	Templeton Global Bond VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2018	$2,054,693	$29,745	$3,135,779	$2,376,982	$333,882,359	$26,207,074
Changes From Operations:
• Net investment income (loss)	17,031	1,418	41,078	(13,819)	(5,125,440)	(324,821)
• Net realized gain (loss) on investments	4,999	(908)	8,945	(21,994)	(1,941,233)	44,377
• Net change in unrealized appreciation or depreciation on investments	(265,960)	(8,023)	(655,553)	93,353	8,187,265	473,040
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(243,930)	(7,513)	(605,530)	57,540	1,120,592	192,596
Change From Unit Transactions:
• Net unit transactions	142,283	21,027	637,567	1,793,351	(37,270,087)	2,363,751
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	142,283	21,027	637,567	1,793,351	(37,270,087)	2,363,751
TOTAL INCREASE (DECREASE) IN NET ASSETS	(101,647)	13,514	32,037	1,850,891	(36,149,495)	2,556,347
NET ASSETS AT DECEMBER 31, 2018	1,953,046	43,259	3,167,816	4,227,873	297,732,864	28,763,421
Changes From Operations:
• Net investment income (loss)	10,380	941	12,162	311,360	15,965,502	1,669,919
• Net realized gain (loss) on investments	103,218	(1,698)	11,636	(8,270)	(1,658,316)	(41,849)
• Net change in unrealized appreciation or depreciation on investments	170,415	5,894	343,871	(226,913)	(12,864,735)	(1,441,153)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	284,013	5,137	367,669	76,177	1,442,451	186,917
Change From Unit Transactions:
• Net unit transactions	(1,166,976)	27,816	187,683	566,696	(19,758,953)	1,995,631
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,166,976)	27,816	187,683	566,696	(19,758,953)	1,995,631
TOTAL INCREASE (DECREASE) IN NET ASSETS	(882,963)	32,953	555,352	642,873	(18,316,502)	2,182,548
NET ASSETS AT DECEMBER 31, 2019	$1,070,083	$76,212	$3,723,168	$4,870,746	$279,416,362	$30,945,969

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Templeton Growth VIP Fund - Class 2 Subaccount	TOPS® Moderate Growth ETF Portfolio - Service Class Shares Subaccount	VanEck VIP Global Hard Assets Fund - Class S Shares Subaccount	Virtus VanEck VIP Global Hard Assets Fund - Initial Class Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$30,053,571	$—	$3,604,212	$383,603
Changes From Operations:
• Net investment income (loss)	74,054	—	(42,986)	(1,423)
• Net realized gain (loss) on investments	2,975,885	—	15,461	(1,477)
• Net change in unrealized appreciation or depreciation on investments	(7,429,636)	—	(999,132)	(113,340)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,379,697)	—	(1,026,657)	(116,240)
Change From Unit Transactions:
• Net unit transactions	(3,823,694)	—	(67,948)	30,855
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,823,694)	—	(67,948)	30,855
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,203,391)	—	(1,094,605)	(85,385)
NET ASSETS AT DECEMBER 31, 2018	21,850,180	—	2,509,607	298,218
Changes From Operations:
• Net investment income (loss)	232,536	(26,225)	(35,885)	(1,257)
• Net realized gain (loss) on investments	3,363,159	13,346	(107,733)	(8,719)
• Net change in unrealized appreciation or depreciation on investments	(854,559)	450,442	402,544	44,787
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,741,136	437,563	258,926	34,811
Change From Unit Transactions:
• Net unit transactions	(2,510,534)	11,180,973	421,026	2,069
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,510,534)	11,180,973	421,026	2,069
TOTAL INCREASE (DECREASE) IN NET ASSETS	230,602	11,618,536	679,952	36,880
NET ASSETS AT DECEMBER 31, 2019	$22,080,782	$11,618,536	$3,189,559	$335,098

See accompanying notes.

	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares Subaccount	Newfleet Multi-Sector Intermediate Bond Series - Class I Shares Subaccount	Virtus Rampart Equity Trend Series - Class A Shares Subaccount	Virtus Rampart Equity Trend Series - Class I Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$13,511,991	$1,213,760	$1,445,650	$51
Changes From Operations:
• Net investment income (loss)	415,821	21,390	(7,789)	—
• Net realized gain (loss) on investments	(39,562)	(15,859)	113,620	6
• Net change in unrealized appreciation or depreciation on investments	(924,085)	(31,951)	(75,112)	(6)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(547,826)	(26,420)	30,719	—
Change From Unit Transactions:
• Net unit transactions	1,088,066	(641,925)	(1,476,369)	(51)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,088,066	(641,925)	(1,476,369)	(51)
TOTAL INCREASE (DECREASE) IN NET ASSETS	540,240	(668,345)	(1,445,650)	(51)
NET ASSETS AT DECEMBER 31, 2018	14,052,231	545,415	—	—
Changes From Operations:
• Net investment income (loss)	410,504	29,325	—	—
• Net realized gain (loss) on investments	365	(39)	—	—
• Net change in unrealized appreciation or depreciation on investments	888,928	38,465	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,299,797	67,751	—	—
Change From Unit Transactions:
• Net unit transactions	544,925	214,361	—	—
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	544,925	214,361	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,844,722	282,112	—	—
NET ASSETS AT DECEMBER 31, 2019	$15,896,953	$827,527	$—	$—

Lincoln Life Variable Annuity Account N

Notes to financial statements

December 31, 2019

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln Life Variable Annuity Account N (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of forty products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus Bonus
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Assurance A Class
• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Rollover	• Lincoln ChoicePlus Fusion
• Lincoln InvestmentSolutions
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln ChoicePlus Advisory
• Lincoln Investor Advantage B-Share
• Lincoln Investor Advantage C-Share
• Lincoln Investor Advantage Fee-Based
• Lincoln Investor Advantage RIA
• Lincoln Investor Advantage Advisory
• Lincoln Investor Advantage RIA Class
• Lincoln Core Income
• Lincoln InvestmentSolutions RIA
• Lincoln Level Advantage B Share
• Lincoln Level Advantage Advisory
• Lincoln Level Advantage B Class
• Lincoln Level Advantage Advisory Class

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred thirty-five available mutual funds(the Funds) of thirty-five open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco Oppenheimer V.I. Global Fund - Series II Shares

Invesco Oppenheimer V.I. International Growth Fund - Series I Shares

Invesco Oppenheimer V.I. International Growth Fund - Series II Shares

Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series I Shares

Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series II Shares

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. American Franchise Fund - Series II Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Invesco V.I. Comstock Fund - Series I Shares

Invesco V.I. Comstock Fund - Series II Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series II Shares

Invesco V.I. Diversified Dividend Fund - Series I Shares

Invesco V.I. Diversified Dividend Fund - Series II Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares

Invesco V.I. Equity and Income Fund - Series I Shares

Invesco V.I. Equity and Income Fund - Series II Shares

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Invesco V.I. International Growth Fund - Series I Shares

Invesco V.I. International Growth Fund - Series II Shares

AllianceBernstein Variable Products Series Fund:

AB VPS Global Thematic Growth Portfolio - Class A**

AB VPS Global Thematic Growth Portfolio - Class B

AB VPS Growth and Income Portfolio - Class A**

AB VPS Growth and Income Portfolio - Class B**

AB VPS International Value Portfolio - Class A**

AB VPS International Value Portfolio - Class B

AB VPS Large Cap Growth Portfolio - Class B

AB VPS Small/Mid Cap Value Portfolio - Class A

AB VPS Small/Mid Cap Value Portfolio - Class B

ALPS Variable Investment Trust:

ALPS/Alerian Energy Infrastructure Portfolio - Class I

ALPS/Alerian Energy Infrastructure Portfolio - Class III

ALPS/Red Rocks Listed Private Equity Portfolio - Class I

ALPS/Red Rocks Listed Private Equity Portfolio - Class III

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I

American Century VP Balanced Fund - Class II

American Century VP Inflation Protection Fund - Class I**

American Century VP Inflation Protection Fund - Class II

American Century VP Large Company Value Fund - Class I

American Century VP Large Company Value Fund - Class II

American Funds Insurance Series®:

American Funds Asset Allocation Fund - Class 1

American Funds Asset Allocation Fund - Class 1A

American Funds Asset Allocation Fund - Class 4

American Funds Blue Chip Income and Growth Fund - Class 1

American Funds Blue Chip Income and Growth Fund - Class 1A

American Funds Blue Chip Income and Growth Fund - Class 4

American Funds Bond Fund - Class 1

American Funds Bond Fund - Class 1A

American Funds Capital Income Builder® - Class 1

American Funds Capital Income Builder® - Class 1A

American Funds Capital Income Builder® - Class 4

American Funds Global Balanced Fund - Class 1

American Funds Global Balanced Fund - Class 1A

American Funds Global Bond Fund - Class 1

American Funds Global Bond Fund - Class 1A

American Funds Global Growth and Income Fund - Class 1

American Funds Global Growth and Income Fund - Class 1A

American Funds Global Growth Fund - Class 1

American Funds Global Growth Fund - Class 1A

American Funds Global Growth Fund - Class 2

American Funds Global Growth Fund - Class 4

American Funds Global Small Capitalization Fund - Class 1

American Funds Global Small Capitalization Fund - Class 1A

American Funds Global Small Capitalization Fund - Class 2

American Funds Global Small Capitalization Fund - Class 4

American Funds Growth Fund - Class 1

American Funds Growth Fund - Class 1A

American Funds Growth Fund - Class 2

American Funds Growth Fund - Class 4

American Funds Growth-Income Fund - Class 1

American Funds Growth-Income Fund - Class 1A

American Funds Growth-Income Fund - Class 2

American Funds Growth-Income Fund - Class 4

American Funds High-Income Bond Fund - Class 1

American Funds High-Income Bond Fund - Class 1A

American Funds International Fund - Class 1

American Funds International Fund - Class 1A

American Funds International Fund - Class 2

American Funds International Fund - Class 4

American Funds International Growth and Income Fund - Class 1

American Funds International Growth and Income Fund - Class 1A

American Funds Managed Risk Asset Allocation Fund - Class P1

American Funds Managed Risk Asset Allocation Fund - Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1

American Funds Managed Risk Growth Fund - Class P1

American Funds Managed Risk Growth-Income Fund - Class P1

American Funds Managed Risk International Fund - Class P1

American Funds Mortgage Fund - Class 1

American Funds Mortgage Fund - Class 1A

American Funds Mortgage Fund - Class 4

American Funds New World Fund® - Class 1

American Funds New World Fund® - Class 1A

American Funds New World Fund® - Class 4

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A

American Funds U.S. Government/AAA-Rated Securities Fund - Class 4**

BlackRock Variable Series Funds, Inc.:

BlackRock Global Allocation V.I. Fund - Class I

BlackRock Global Allocation V.I. Fund - Class III

Columbia Funds Variable Insurance Trust:

Columbia VP Strategic Income Fund - Class 1

Columbia VP Strategic Income Fund - Class 2

Columbia Funds Variable Insurance Trust II:

Columbia VP Commodity Strategy Fund - Class 1

Columbia VP Commodity Strategy Fund - Class 2

Columbia VP Emerging Markets Bond Fund - Class 1

Columbia VP Emerging Markets Bond Fund - Class 2

Delaware VIP® Trust:

Delaware VIP® Diversified Income Series - Service Class

Delaware VIP® Diversified Income Series - Standard Class

Delaware VIP® Emerging Markets Series - Service Class

Delaware VIP® Emerging Markets Series - Standard Class

Delaware VIP® High Yield Series - Service Class

Delaware VIP® High Yield Series - Standard Class

Delaware VIP® International Value Equity Series - Standard Class

Delaware VIP® Limited-Term Diversified Income Series - Service Class

Delaware VIP® Limited-Term Diversified Income Series - Standard Class

Delaware VIP® REIT Series - Service Class

Delaware VIP® REIT Series - Standard Class

Delaware VIP® Small Cap Value Series - Service Class

Delaware VIP® Small Cap Value Series - Standard Class

Delaware VIP® Smid Cap Core Series - Service Class

Delaware VIP® Smid Cap Core Series - Standard Class

Delaware VIP® U.S. Growth Series - Service Class

Delaware VIP® U.S. Growth Series - Standard Class

Delaware VIP® Value Series - Service Class

Delaware VIP® Value Series - Standard Class

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP Portfolio - Class A

DWS Equity 500 Index VIP Portfolio - Class B**

DWS Small Cap Index VIP Portfolio - Class A

DWS Small Cap Index VIP Portfolio - Class B**

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP Portfolio - Class A

DWS Alternative Asset Allocation VIP Portfolio - Class B

Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income Fund - ADV Class

Eaton Vance VT Floating-Rate Income Fund - Initial Class

Fidelity® Variable Insurance Products:

Fidelity® VIP Balanced Portfolio - Initial Class

Fidelity® VIP Balanced Portfolio - Service Class 2

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Service Class**

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP FundsManager® 50% Portfolio - Investor Class

Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class**

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class**

Fidelity® VIP Overseas Portfolio - Service Class**

Fidelity® VIP Overseas Portfolio - Service Class 2**

Fidelity® VIP Strategic Income Portfolio - Initial Class

Fidelity® VIP Strategic Income Portfolio - Service Class 2

First Trust Variable Insurance Trust:

First Trust Dorsey Wright Tactical Core Portfolio - Class I

First Trust Dorsey Wright Tactical Core Portfolio - Class II

First Trust Multi Income Allocation Portfolio - Class I

First Trust Multi Income Allocation Portfolio - Class II

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II

Franklin Templeton Variable Insurance Products Trust:

Franklin Allocation VIP Fund - Class 1**

Franklin Allocation VIP Fund - Class 4

Franklin Income VIP Fund - Class 1

Franklin Income VIP Fund - Class 2

Franklin Income VIP Fund - Class 4

Franklin Mutual Shares VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 4

Franklin Rising Dividends VIP Fund - Class 1

Franklin Rising Dividends VIP Fund - Class 4

Franklin Small Cap Value VIP Fund - Class 1

Franklin Small Cap Value VIP Fund - Class 4

Franklin Small-Mid Cap Growth VIP Fund - Class 1

Franklin Small-Mid Cap Growth VIP Fund - Class 2**

Franklin Small-Mid Cap Growth VIP Fund - Class 4

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Templeton Foreign VIP Fund - Class 1

Templeton Foreign VIP Fund - Class 4

Templeton Global Bond VIP Fund - Class 1

Templeton Global Bond VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 4

Templeton Growth VIP Fund - Class 1**

Templeton Growth VIP Fund - Class 2

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares

Goldman Sachs VIT Government Money Market Fund - Service Shares

Goldman Sachs VIT Large Cap Value Fund - Service Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund - Class IA

Hartford Capital Appreciation HLS Fund - Class IC

Ivy Variable Insurance Portfolios:

Ivy VIP Asset Strategy Portfolio - Class I

Ivy VIP Asset Strategy Portfolio - Class II

Ivy VIP Energy Portfolio - Class I

Ivy VIP Energy Portfolio - Class II

Ivy VIP High Income Portfolio - Class I

Ivy VIP High Income Portfolio - Class II

Ivy VIP Mid Cap Growth Portfolio - Class I

Ivy VIP Mid Cap Growth Portfolio - Class II

Ivy VIP Science and Technology Portfolio - Class I

Ivy VIP Science and Technology Portfolio - Class II

Ivy VIP Small Cap Growth Portfolio - Class I

Ivy VIP Small Cap Growth Portfolio - Class II

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Janus Henderson Global Research Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio - Class 1

JPMorgan Insurance Trust Core Bond Portfolio - Class 2

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1**

JPMorgan Insurance Trust Global Allocation Portfolio - Class 2

JPMorgan Insurance Trust Income Builder Portfolio - Class 1

JPMorgan Insurance Trust Income Builder Portfolio - Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio - Class I

ClearBridge Variable Aggressive Growth Portfolio - Class II

ClearBridge Variable Large Cap Growth Portfolio - Class I

ClearBridge Variable Large Cap Growth Portfolio - Class II

ClearBridge Variable Mid Cap Portfolio - Class I

ClearBridge Variable Mid Cap Portfolio - Class II

QS Variable Conservative Growth - Class I**

QS Variable Conservative Growth - Class II

Lincoln Variable Insurance Products Trust*:

Lincoln iShares® Fixed Income Allocation Fund - Standard Class**

Lincoln iShares® Global Growth Allocation Fund - Standard Class

Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class

LVIP American Balanced Allocation Fund - Service Class

LVIP American Balanced Allocation Fund - Standard Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class**

LVIP American Global Balanced Allocation Managed Risk Fund - Service Class

LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Allocation Managed Risk Fund - Service Class

LVIP American Global Growth Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Fund - Service Class II

LVIP American Global Small Capitalization Fund - Service Class II

LVIP American Growth Allocation Fund - Service Class

LVIP American Growth Allocation Fund - Standard Class

LVIP American Growth Fund - Service Class II

LVIP American Growth-Income Fund - Service Class II

LVIP American Income Allocation Fund - Standard Class

LVIP American International Fund - Service Class II

LVIP American Preservation Fund - Service Class

LVIP American Preservation Fund - Standard Class

LVIP Baron Growth Opportunities Fund - Service Class

LVIP Baron Growth Opportunities Fund - Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP BlackRock Advantage Allocation Fund - Service Class

LVIP BlackRock Advantage Allocation Fund - Standard Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class

LVIP BlackRock Global Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Global Real Estate Fund - Service Class

LVIP BlackRock Global Real Estate Fund - Standard Class

LVIP BlackRock Inflation Protected Bond Fund - Service Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Service Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class

LVIP Delaware Bond Fund - Service Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Service Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Social Awareness Fund - Service Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware Special Opportunities Fund - Service Class

LVIP Delaware Special Opportunities Fund - Standard Class**

LVIP Delaware Wealth Builder Fund - Service Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Service Class

LVIP Dimensional International Core Equity Fund - Standard Class

LVIP Dimensional International Equity Managed Volatility Fund - Service Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class

LVIP Dimensional U.S. Core Equity 1 Fund - Service Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Service Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class

LVIP Dimensional/Vanguard Total Bond Fund - Service Class

LVIP Dimensional/Vanguard Total Bond Fund - Standard Class

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class

LVIP Global Conservative Allocation Managed Risk Fund - Service Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Service Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class

LVIP Global Income Fund - Service Class

LVIP Global Income Fund - Standard Class

LVIP Global Moderate Allocation Managed Risk Fund - Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class

LVIP Government Money Market Fund - Service Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Service Class

LVIP JPMorgan High Yield Fund - Standard Class

LVIP JPMorgan Retirement Income Fund - Service Class

LVIP JPMorgan Retirement Income Fund - Standard Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class

LVIP Loomis Sayles Global Growth Fund - Service Class

LVIP Loomis Sayles Global Growth Fund - Standard Class

LVIP MFS International Equity Managed Volatility Fund - Service Class

LVIP MFS International Equity Managed Volatility Fund - Standard Class**

LVIP MFS International Growth Fund - Service Class

LVIP MFS International Growth Fund - Standard Class

LVIP MFS Value Fund - Service Class

LVIP MFS Value Fund - Standard Class

LVIP Mondrian International Value Fund - Service Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class

LVIP PIMCO Low Duration Bond Fund - Service Class

LVIP PIMCO Low Duration Bond Fund - Standard Class

LVIP SSGA Bond Index Fund - Service Class

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Service Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class

LVIP SSGA Conservative Structured Allocation Fund - Service Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class

LVIP SSGA Developed International 150 Fund - Service Class

LVIP SSGA Developed International 150 Fund - Standard Class

LVIP SSGA Emerging Markets 100 Fund - Service Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Emerging Markets Equity Index Fund - Service Class

LVIP SSGA Emerging Markets Equity Index Fund - Standard Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class

LVIP SSGA International Index Fund - Service Class

LVIP SSGA International Index Fund - Standard Class

LVIP SSGA International Managed Volatility Fund - Service Class

LVIP SSGA International Managed Volatility Fund - Standard Class

LVIP SSGA Large Cap 100 Fund - Service Class

LVIP SSGA Large Cap 100 Fund - Standard Class

LVIP SSGA Large Cap Managed Volatility Fund - Service Class

LVIP SSGA Large Cap Managed Volatility Fund - Standard Class**

LVIP SSGA Mid-Cap Index Fund - Service Class

LVIP SSGA Mid-Cap Index Fund - Standard Class

LVIP SSGA Moderate Index Allocation Fund - Service Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class

LVIP SSGA Moderate Structured Allocation Fund - Service Class

LVIP SSGA Moderate Structured Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class

LVIP SSGA S&P 500 Index Fund - Service Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Short-Term Bond Index Fund - Service Class

LVIP SSGA Short-Term Bond Index Fund - Standard Class

LVIP SSGA Small-Cap Index Fund - Service Class

LVIP SSGA Small-Cap Index Fund - Standard Class

LVIP SSGA Small-Mid Cap 200 Fund - Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

LVIP SSGA SMID Cap Managed Volatility Fund - Service Class

LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class

LVIP T. Rowe Price 2010 Fund - Service Class

LVIP T. Rowe Price 2010 Fund - Standard Class**

LVIP T. Rowe Price 2020 Fund - Service Class

LVIP T. Rowe Price 2020 Fund - Standard Class**

LVIP T. Rowe Price 2030 Fund - Service Class

LVIP T. Rowe Price 2030 Fund - Standard Class**

LVIP T. Rowe Price 2040 Fund - Service Class

LVIP T. Rowe Price 2040 Fund - Standard Class**

LVIP T. Rowe Price Growth Stock Fund - Service Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class

LVIP U.S. Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class

LVIP Vanguard Domestic Equity ETF Fund - Service Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class

LVIP Vanguard International Equity ETF Fund - Service Class

LVIP Vanguard International Equity ETF Fund - Standard Class

LVIP Wellington Capital Growth Fund - Service Class

LVIP Wellington Capital Growth Fund - Standard Class

LVIP Wellington Mid-Cap Value Fund - Service Class

LVIP Wellington Mid-Cap Value Fund - Standard Class

LVIP Western Asset Core Bond Fund - Service Class

LVIP Western Asset Core Bond Fund - Standard Class

Lord Abbett Series Fund, Inc.:

Lord Abbett Series Fund Bond Debenture Portfolio - Class VC

Lord Abbett Series Fund Developing Growth Portfolio - Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC

Lord Abbett Series Fund Short Duration Income Portfolio - Class VC

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Growth Series - Service Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Total Return Series - Service Class

MFS® VIT Utilities Series - Initial Class

MFS® VIT Utilities Series - Service Class

MFS® Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Service Class

MFS® VIT II International Intrinsic Value Portfolio - Initial Class

MFS® VIT II International Intrinsic Value Portfolio - Service Class

Morgan Stanley Variable Insurance Fund, Inc. (VIF):

Morgan Stanley VIF Global Infrastructure Portfolio - Class I

Morgan Stanley VIF Global Infrastructure Portfolio - Class II

Morgan Stanley VIF Growth Portfolio - Class II

Mutual Fund and Variable Insurance Trust:

Rational Trend Aggregation VA Fund

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class**

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Northern Lights Variable Trust:

TOPS® Balanced ETF Portfolio - Service Class Shares**

TOPS® Moderate Growth ETF Portfolio - Service Class Shares

PIMCO Variable Insurance Trust:

PIMCO VIT All Asset All Authority Portfolio - Advisor Class

PIMCO VIT All Asset All Authority Portfolio - Institutional Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class

PIMCO VIT Dynamic Bond Portfolio - Advisor Class

PIMCO VIT Dynamic Bond Portfolio - Institutional Class

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class

Putnam Variable Trust:

Putnam VT Equity Income Fund - Class IA

Putnam VT Equity Income Fund - Class IB

Putnam VT George Putnam Balanced Fund - Class IA

Putnam VT George Putnam Balanced Fund - Class IB

Putnam VT Global Health Care Fund - Class IA

Putnam VT Global Health Care Fund - Class IB

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Putnam VT Income Fund - Class IA

Putnam VT Income Fund - Class IB

Putnam VT Multi-Asset Absolute Return Fund - Class IA

Putnam VT Multi-Asset Absolute Return Fund - Class IB

Rydex Variable Trust:

Guggenheim VT Long Short Equity

Guggenheim VT Multi-Hedge Strategies

SEI Insurance Products Trust:

SEI VP Market Growth Strategy Fund - Class II

SEI VP Market Growth Strategy Fund - Class III

SEI VP Market Plus Strategy Fund - Class II**

SEI VP Market Plus Strategy Fund - Class III

VanEck VIP Trust:

VanEck VIP Global Hard Assets Fund - Class S Shares

VanEck VIP Global Hard Assets Fund - Initial Class Shares

Virtus Variable Insurance Trust:

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2019

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2019. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services- Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Investment Fund Changes: During 2018, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2018, the 2018 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2018:

Ivy VIP Small Cap Growth Portfolio - Class I	LVIP SSGA Emerging Markets Equity Index Fund - Service Class
Ivy VIP Small Cap Growth Portfolio - Class II	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	LVIP SSGA Short-Term Bond Index Fund - Service Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	LVIP SSGA Short-Term Bond Index Fund - Standard Class
LVIP Loomis Sayles Global Growth Fund - Service Class	LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
LVIP Loomis Sayles Global Growth Fund - Standard Class	LVIP U.S. Aggressive Growth Allocation Managed Risk - Standard Class

Also during 2018, the following funds changed their names:

Previous Fund Name	New Fund Name
LVIP Select Core Equity Managed Volatility Fund - Service Class	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
LVIP Select Core Equity Managed Volatility Fund - Standard Class	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class
LVIP Managed Risk Profile 2010 Fund - Service Class	LVIP T. Rowe Price 2010 Fund - Service Class
LVIP Managed Risk Profile 2010 Fund - Standard Class	LVIP T. Rowe Price 2010 Fund - Standard Class
LVIP Managed Risk Profile 2020 Fund - Service Class	LVIP T. Rowe Price 2020 Fund - Service Class
LVIP Managed Risk Profile 2020 Fund - Standard Class	LVIP T. Rowe Price 2020 Fund - Standard Class
LVIP Managed Risk Profile 2030 Fund - Service Class	LVIP T. Rowe Price 2030 Fund - Service Class
LVIP Managed Risk Profile 2030 Fund - Standard Class	LVIP T. Rowe Price 2030 Fund - Standard Class
LVIP Managed Risk Profile 2040 Fund - Service Class	LVIP T. Rowe Price 2040 Fund - Service Class
LVIP Managed Risk Profile 2040 Fund - Standard Class	LVIP T. Rowe Price 2040 Fund - Standard Class
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	PIMCO VIT Dynamic Bond Portfolio - Advisor Class
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	PIMCO VIT Dynamic Bond Portfolio - Institutional Class
Putnam VT Absolute Return 500 Fund - Class IA	Putnam VT Multi-Asset Absolute Return Fund - Class IA
Putnam VT Absolute Return 500 Fund - Class IB	Putnam VT Multi-Asset Absolute Return Fund - Class IB
Rational Dividend Capture VA Fund	Rational Trend Aggregation VA Fund

Also during 2018, the following fund families changed their names:

Previous Fund Family Name	New Fund Family Name
Deutsche Investments VIT Funds	Deutsche DWS Investments VIT Funds
Deutsche Variable Series II	Deutsche DWS Variable Series II

Also during 2018, the following funds ceased to be available as investment options to Variable Account contract owners:

BlackRock iShares® Alternative Strategies V.I. Fund - Class I	Ivy VIP Micro Cap Growth Portfolio - Class I
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	Ivy VIP Micro Cap Growth Portfolio - Class II
Fidelity® VIP Equity-Income Portfolio - Initial Class	LVIP BlackRock Multi-Asset Income Fund - Service Class
Fidelity® VIP Equity-Income Portfolio - Service Class 2	LVIP BlackRock Multi-Asset Income Fund - Standard Class
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	Virtus Rampart Equity Trend Series - Class A Shares
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	Virtus Rampart Equity Trend Series - Class I Shares

During 2019, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2019, the 2019 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2019:

Fidelity® VIP Balanced Portfolio - Initial Class	TOPS® Balanced ETF Portfolio - Service Class Shares
Fidelity® VIP Balanced Portfolio - Service Class 2	TOPS® Moderate Growth ETF Portfolio - Service Class Shares
Putnam VT Equity Income Fund - Class IA

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Also during 2019, the following funds changed their names:

Previous Fund Name	New Fund Name
Franklin Founding Funds Allocation VIP Fund - Class 1	Franklin Allocation VIP Fund - Class 1
Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Allocation VIP Fund - Class 4
LVIP BlackRock Scientific Allocation Fund - Service Class	LVIP BlackRock Advantage Allocation Fund - Service Class
LVIP BlackRock Scientific Allocation Fund - Standard Class	LVIP BlackRock Advantage Allocation Fund - Standard Class
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class
LVIP Clarion Global Real Estate Fund - Service Class	LVIP BlackRock Global Real Estate Fund - Service Class
LVIP Clarion Global Real Estate Fund - Standard Class	LVIP BlackRock Global Real Estate Fund - Standard Class
LVIP Blended Core Equity Managed Volatility Fund - Service Class	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
MFS® VIT II International Value Portfolio - Initial Class	MFS® VIT II International Intrinsic Value Portfolio - Initial Class
MFS® VIT II International Value Portfolio - Service Class	MFS® VIT II International Intrinsic Value Portfolio - Service Class

Also during 2019, the AIM Variable Insurance Funds trust assumed the assets and liabilities of the Oppenheimer Variable Account Funds trust. The following funds were affected:

Predecessor Fund	Fund
Oppenheimer Global Fund/VA Service Shares	Invesco Oppenheimer V.I. Global Fund - Series II Shares
Oppenheimer International Growth Fund/VA Non-Service Shares	Invesco Oppenheimer V.I. International Growth Fund - Series I Shares
Oppenheimer International Growth Fund/VA Service Shares	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series I Shares
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series II Shares

Also during 2019, the following fund mergers occurred:

Fund Acquired	Acquiring Fund
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class

Also during 2019, the following funds ceased to be available as investment options to Variable Account contract owners:

ALPS/Stadion Core ETF Portfolio - Class I	ALPS/Stadion Tactical Growth Portfolio - Class III
ALPS/Stadion Core ETF Portfolio - Class III	LVIP Goldman Sachs Income Builder Fund - Service Class
ALPS/Stadion Tactical Growth Portfolio - Class I	LVIP Goldman Sachs Income Builder Fund - Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the forty contract types within the Variable Account:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis).

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

•  Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus II at a daily rate of .0035616% to .0082192% (1.30% to 3.00% on an annual basis).

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis).

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis).

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

  For policies issued on or after to 5/22/17 at a daily rate of .0005479% to .0057534% (.20% to 2.10% on an annual basis).

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis).

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis).

•  Lincoln ChoicePlus Rollover at a daily rate of .0027397% to .0078082% (1.00% to 2.85% on an annual basis).

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis).

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Advisory at a daily rate of .0005479% to .0056164% (.20% to 2.05% on an annual basis).

•  Lincoln Investor Advantage B-Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis).

•  Lincoln Investor Advantage C-Share at a daily rate of .0034247% to .0045205% (1.25% to 1.65% on an annual basis).

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis).

•  Lincoln Investor Advantage RIA at a daily rate of .0006849% to .0021918% (.25% to .80% on an annual basis).

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln Investor Advantage Advisory at a daily rate of .0002739% to .0013699% (.10% to .50% on an annual basis).

•  Lincoln Investor Advantage RIA Class at a daily rate of .0009589% to .0020548% (.35% to .75% on an annual basis).

•  Lincoln Core Income at a daily rate of .0015068% to .0031506% (.55% to 1.15% on an annual basis).

•  Lincoln InvestmentSolutions RIA at a daily rate of .0010959% to .0061644% (.40% to 2.25% on an annual basis).

•  Lincoln Level Advantage B Share at a daily rate of .0030137% to .0035616% (1.10% to 1.30% on an annual basis).

•  Lincoln Level Advantage Advisory at a daily rate of .0002740% to .0008219% (.10% to .30% on an annual basis).

•  Lincoln Level Advantage B Class at a daily rate of .0035616% (1.30% on an annual basis).

•  Lincoln Level Advantage Advisory Class at a daily rate of .0008219% (.30% on an annual basis).

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2019 and 2018 were $485,852,643 and $472,393,070, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2019 and 2018, sales charges amounted to $277,613 and $281,889, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2019, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio - Class B
	2019		0.30%	3.20%	$7.19	$28.22	1,703,174	$30,561,980	25.72%	29.39%	0.15%
	2018		0.30%	3.20%	5.64	22.15	2,185,761	27,872,937	-12.82%	-10.25%	0.00%
	2017		0.30%	3.20%	6.38	25.07	2,049,491	31,775,509	32.07%	35.41%	0.28%
	2016		0.65%	3.15%	4.77	18.73	2,134,613	24,562,976	-3.76%	-1.52%	0.00%
	2015		0.65%	2.95%	4.90	19.25	2,488,790	29,135,815	-0.34%	1.98%	0.00%
AB VPS International Value Portfolio - Class B
	2019		1.25%	1.25%	8.43	8.43	123	1,034	15.33%	15.33%	0.82%
	2018		1.25%	1.25%	7.30	7.30	125	916	-23.93%	-23.93%	1.14%
	2017		1.25%	1.25%	9.60	9.60	128	1,232	23.56%	23.56%	1.23%
	2016		1.55%	1.55%	7.53	7.53	326	2,454	-2.31%	-2.31%	0.74%
	2015		1.55%	1.90%	7.45	7.71	666	5,045	0.47%	0.82%	1.70%
AB VPS Large Cap Growth Portfolio - Class B
	2019		1.30%	2.80%	17.72	42.86	402,252	9,392,883	30.66%	32.63%	0.00%
	2018		1.30%	2.80%	13.42	32.32	469,902	8,454,833	-0.50%	1.00%	0.00%
	2017		1.30%	2.80%	13.36	32.00	579,076	10,225,500	28.04%	29.97%	0.00%
	2016		1.30%	2.80%	10.33	24.62	698,118	9,426,032	-0.47%	1.03%	0.00%
	2015		1.30%	2.80%	10.27	24.37	772,531	10,319,207	7.79%	9.42%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class A
	2019		0.35%	0.80%	12.84	14.03	64,185	852,143	19.14%	19.68%	0.61%
	2018		0.35%	0.80%	10.73	11.73	57,086	636,204	-15.71%	-15.32%	0.41%
	2017		0.35%	0.80%	13.66	13.86	33,383	458,767	12.25%	12.70%	0.46%
	2016		0.40%	0.80%	12.30	12.30	31,088	382,005	24.59%	24.59%	0.71%
	2015		0.40%	0.40%	9.87	9.87	7,880	77,770	-5.86%	-5.86%	0.80%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Small/Mid Cap Value Portfolio - Class B
	2019		0.10%	3.30%	$11.83	$45.57	6,383,433	$200,074,400	16.01%	19.78%	0.32%
	2018		0.10%	3.30%	10.29	38.54	6,488,398	173,964,293	-18.01%	-15.38%	0.23%
	2017		0.10%	3.25%	13.59	46.14	6,451,753	212,389,129	9.30%	12.51%	0.24%
	2016		0.30%	3.20%	12.25	41.47	6,394,531	191,725,194	20.86%	24.42%	0.32%
	2015		0.30%	3.20%	14.11	33.70	6,850,862	167,462,421	-8.67%	-6.26%	0.51%
ALPS/Alerian Energy Infrastructure Portfolio - Class I
	2019		0.35%	0.40%	8.74	10.63	44,988	467,521	20.26%	20.32%	2.07%
	2018		0.35%	0.40%	7.27	8.83	39,507	342,445	-18.90%	-18.86%	1.90%
	2017		0.35%	0.80%	8.83	8.96	54,209	546,169	-1.28%	-0.88%	4.31%
	2016		0.40%	0.80%	8.95	9.04	26,684	241,029	40.26%	40.83%	2.24%
	2015		0.40%	0.80%	6.42	6.42	28,281	181,504	-37.96%	-37.96%	0.85%
ALPS/Alerian Energy Infrastructure Portfolio - Class III
	2019		0.10%	1.65%	7.97	10.56	583,669	4,962,021	18.44%	20.29%	1.57%
	2018		0.10%	1.65%	6.73	8.78	604,625	4,262,403	-20.28%	-19.04%	1.76%
	2017		0.10%	1.65%	8.44	8.87	647,095	5,663,293	-2.46%	-1.14%	1.93%
	2016		0.30%	1.65%	8.65	8.97	624,350	5,468,502	38.49%	40.37%	2.41%
	2015		0.30%	1.65%	6.25	6.39	379,465	2,388,413	-38.94%	-38.11%	0.93%
ALPS/Red Rocks Listed Private Equity Portfolio - Class I
	2019		0.35%	0.80%	14.93	15.99	10,534	163,800	39.22%	39.85%	0.00%
	2018		0.35%	0.80%	10.72	11.43	10,588	117,665	-12.92%	-12.52%	7.11%
	2017		0.35%	0.80%	12.31	12.45	4,379	54,484	24.50%	25.00%	3.09%
	2016	3/7/16	0.40%	0.80%	9.89	9.96	2,705	26,876	7.06%	12.99%	3.90%
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
	2019		0.10%	1.65%	11.82	15.73	1,079,967	15,216,380	37.55%	39.70%	0.00%
	2018		0.10%	1.65%	10.27	11.26	978,824	10,118,893	-13.96%	-12.62%	5.67%
	2017		0.10%	1.65%	11.94	12.38	768,031	9,257,493	22.92%	24.58%	2.78%
	2016		0.30%	1.65%	9.72	9.94	556,329	5,435,000	6.21%	7.65%	0.82%
	2015	5/26/15	0.30%	1.65%	9.15	9.23	373,631	3,424,521	-10.07%	-8.81%	0.16%
ALPS/Stadion Core ETF Portfolio - Class I
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.11%
	2018		0.40%	0.75%	11.28	11.28	25,539	281,972	-6.11%	-6.11%	0.56%
	2017		0.40%	0.80%	11.84	12.01	5,042	59,905	12.93%	13.38%	0.27%
	2016		0.40%	0.80%	10.59	10.59	5,276	55,445	11.01%	11.01%	0.00%
	2015		0.40%	0.40%	9.54	9.54	870	8,312	-9.71%	-9.71%	0.20%
ALPS/Stadion Core ETF Portfolio - Class III
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.95%
	2018		0.10%	2.90%	9.59	11.34	1,378,731	13,855,847	-8.76%	-6.21%	0.53%
	2017		0.10%	2.85%	11.35	11.93	917,171	10,143,127	11.71%	13.23%	0.19%
	2016		0.30%	1.65%	10.16	10.33	439,298	4,509,989	9.00%	9.60%	0.00%
	2015		1.10%	1.65%	9.32	9.43	566,375	5,324,167	-10.83%	-10.34%	0.12%
ALPS/Stadion Tactical Growth Portfolio - Class III
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.32%
	2018		0.10%	1.65%	10.50	11.47	449,844	4,799,165	-5.84%	-4.37%	0.17%
	2017		0.10%	1.65%	11.15	11.56	439,837	4,962,374	10.35%	11.85%	0.30%
	2016		0.30%	1.65%	10.10	10.33	390,479	3,972,301	7.43%	8.89%	0.33%
	2015	5/27/15	0.30%	1.65%	9.41	9.49	145,628	1,373,696	-6.37%	-2.92%	0.00%
American Century VP Balanced Fund - Class I
	2019		0.35%	1.10%	12.91	13.04	21,589	279,986	18.54%	19.43%	1.55%
	2018		0.35%	1.10%	10.92	10.92	19,435	211,885	-4.17%	-4.17%	1.57%
	2017	3/28/17	0.35%	0.35%	11.40	11.40	6,291	71,687	9.44%	9.44%	1.24%
American Century VP Balanced Fund - Class II
	2019		0.10%	3.25%	12.22	13.43	7,659,272	98,855,604	15.74%	19.27%	1.31%
	2018		0.10%	3.10%	10.56	11.31	6,237,374	68,545,174	-6.87%	-4.03%	1.23%
	2017		0.10%	3.30%	11.35	11.87	4,327,370	50,309,821	10.21%	13.28%	1.41%
	2016	5/25/16	0.30%	3.05%	10.29	10.48	1,761,279	18,291,592	-1.16%	6.73%	0.79%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Century VP Inflation Protection Fund - Class II
	2019		2.15%	2.15%	$12.26	$12.26	1,850	$22,685	6.59%	6.59%	2.33%
	2018		2.15%	2.15%	11.50	11.50	1,989	22,881	-4.89%	-4.89%	2.76%
	2017		2.15%	2.15%	12.10	12.10	2,133	25,803	1.47%	1.47%	2.51%
	2016	1/22/16	2.15%	2.15%	11.92	11.92	2,283	27,225	-2.86%	-2.86%	1.66%
American Century VP Large Company Value Fund - Class I
	2019		0.35%	1.85%	11.90	12.38	243,136	2,996,408	25.14%	27.03%	2.19%
	2018		0.35%	1.85%	9.72	9.74	106,814	1,037,025	-8.50%	-8.36%	1.98%
	2017	6/27/17	0.35%	0.70%	10.61	10.63	33,184	352,509	2.34%	6.58%	0.65%
American Century VP Large Company Value Fund - Class II
	2019		0.10%	3.10%	11.37	12.42	3,005,353	35,860,873	23.55%	27.18%	1.92%
	2018		0.10%	3.00%	9.31	9.76	1,512,106	14,387,793	-10.90%	-8.28%	1.81%
	2017	6/7/17	0.10%	3.00%	10.45	10.64	358,793	3,784,362	-0.34%	7.74%	0.89%
American Funds Asset Allocation Fund - Class 1
	2019		0.40%	1.95%	15.38	21.08	1,099,634	20,205,687	19.20%	21.06%	2.16%
	2018		0.40%	1.95%	12.71	17.44	1,126,689	17,154,823	-6.20%	-4.73%	1.88%
	2017		0.40%	1.95%	13.34	18.35	1,175,826	18,849,926	14.26%	16.04%	1.78%
	2016		0.40%	1.95%	11.49	15.84	944,992	13,813,111	7.57%	9.25%	3.09%
	2015		0.40%	1.95%	10.52	14.53	284,659	3,379,682	-0.32%	1.24%	2.84%
American Funds Asset Allocation Fund - Class 1A
	2019		0.35%	1.85%	12.56	13.14	814,765	10,654,834	18.97%	20.77%	2.13%
	2018		0.35%	1.85%	10.79	10.88	632,290	6,856,689	-5.30%	-4.92%	1.98%
	2017	4/13/17	0.35%	0.75%	11.39	11.44	358,300	4,093,365	1.37%	10.40%	2.05%
American Funds Asset Allocation Fund - Class 4
	2019		0.10%	1.65%	11.14	15.04	14,427,833	197,384,725	18.95%	20.80%	1.86%
	2018		0.10%	1.65%	11.29	12.47	11,372,540	134,834,301	-6.39%	-4.93%	1.54%
	2017		0.10%	1.65%	12.52	13.15	9,854,185	125,099,749	14.01%	15.56%	1.45%
	2016		0.30%	1.65%	10.98	11.38	7,898,429	87,672,209	7.38%	8.84%	1.58%
	2015		0.30%	1.65%	10.22	10.45	4,522,223	46,560,007	-0.51%	0.84%	3.01%
American Funds Blue Chip Income and Growth Fund - Class 1
	2019		0.40%	2.25%	14.42	23.94	201,616	3,989,698	18.96%	21.18%	2.27%
	2018		0.40%	2.25%	12.12	19.80	217,870	3,579,695	-10.49%	-8.82%	2.05%
	2017		0.40%	2.25%	14.54	21.75	245,762	4,489,873	15.09%	16.83%	2.26%
	2016		0.40%	1.90%	12.63	18.66	215,617	3,345,018	16.82%	18.58%	2.32%
	2015		0.40%	1.90%	10.65	15.77	183,536	2,465,234	-4.55%	-3.11%	2.26%
American Funds Blue Chip Income and Growth Fund - Class 1A
	2019		0.35%	2.05%	12.08	12.64	642,137	8,070,736	19.13%	20.93%	2.57%
	2018		0.35%	1.85%	10.14	10.45	302,782	3,151,192	-10.34%	-8.99%	2.73%
	2017	2/24/17	0.35%	1.85%	11.31	11.48	53,961	618,727	5.58%	11.54%	3.87%
American Funds Blue Chip Income and Growth Fund - Class 4
	2019		0.10%	1.65%	10.75	15.95	3,313,216	46,599,969	19.05%	20.91%	2.08%
	2018		0.10%	1.65%	11.29	13.22	2,576,000	31,919,266	-10.41%	-9.01%	1.98%
	2017		0.10%	1.65%	13.86	14.55	2,122,791	29,875,527	14.79%	16.35%	2.05%
	2016		0.30%	1.65%	12.07	12.51	1,606,020	19,617,556	16.56%	18.14%	2.14%
	2015		0.30%	1.65%	10.36	10.59	952,751	9,935,928	-4.79%	-3.50%	2.57%
American Funds Bond Fund - Class 1
	2019		0.60%	2.25%	10.55	12.67	558,051	6,957,268	7.26%	9.05%	2.83%
	2018		0.60%	2.25%	9.84	11.62	554,866	6,353,029	-2.66%	-1.04%	2.61%
	2017		0.60%	2.25%	10.77	11.74	549,238	6,361,687	1.92%	3.26%	2.29%
	2016		0.60%	1.90%	10.57	11.37	323,939	3,654,693	1.33%	2.65%	2.06%
	2015		0.60%	1.90%	10.43	11.08	219,347	2,408,720	-1.44%	-0.16%	2.03%
American Funds Bond Fund - Class 1A
	2019		0.40%	2.05%	10.64	11.11	490,693	5,397,755	7.35%	8.92%	3.05%
	2018		0.40%	1.85%	9.91	10.18	317,437	3,222,604	-2.42%	-1.09%	3.24%
	2017	3/20/17	0.50%	1.85%	10.16	10.29	103,217	1,061,558	-0.11%	2.77%	4.05%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Capital Income Builder® - Class 1
	2019		0.40%	0.90%	$12.17	$12.52	89,180	$1,113,033	17.10%	17.69%	3.16%
	2018		0.40%	0.90%	10.39	10.64	96,253	1,020,906	-7.61%	-7.14%	3.21%
	2017		0.40%	0.90%	11.25	11.46	87,875	1,004,071	12.28%	12.84%	3.02%
	2016		0.40%	1.70%	9.81	10.15	90,463	916,505	2.41%	3.75%	3.55%
	2015		0.40%	1.70%	9.75	9.78	36,108	352,892	-1.82%	-1.62%	3.01%
American Funds Capital Income Builder® - Class 1A
	2019		0.35%	1.10%	11.85	12.12	471,656	5,697,611	16.61%	17.48%	2.95%
	2018		0.35%	1.10%	10.25	10.32	259,735	2,675,912	-7.66%	-7.33%	2.92%
	2017	2/24/17	0.35%	0.70%	11.10	11.13	40,881	454,380	2.13%	9.22%	2.86%
American Funds Capital Income Builder® - Class 4
	2019		0.10%	1.65%	10.83	12.38	4,226,743	48,420,144	15.69%	17.50%	2.67%
	2018		0.10%	1.65%	9.80	10.54	3,831,685	38,062,876	-8.77%	-7.34%	2.73%
	2017		0.10%	1.65%	10.75	11.29	3,196,968	34,882,122	10.81%	12.31%	2.57%
	2016		0.30%	1.65%	9.70	10.05	2,709,830	26,593,272	2.09%	3.47%	2.92%
	2015		0.30%	1.65%	9.50	9.71	1,345,855	12,866,136	-3.40%	-2.09%	2.72%
American Funds Global Balanced Fund - Class 1
	2019		0.60%	0.65%	16.76	16.83	42,469	711,904	20.00%	20.06%	1.71%
	2018		0.60%	0.65%	13.97	14.02	37,117	518,492	-6.42%	-6.37%	1.54%
	2017		0.60%	0.65%	14.92	14.97	37,258	556,175	19.14%	19.20%	1.11%
	2016		0.60%	0.65%	12.53	12.56	44,349	555,860	4.05%	4.11%	2.23%
	2015		0.60%	1.70%	11.47	12.07	26,192	314,361	-2.36%	-1.28%	1.25%
American Funds Global Balanced Fund - Class 1A
	2019		0.50%	1.85%	13.01	13.25	171,664	2,270,504	19.22%	19.93%	1.29%
	2018		0.50%	1.10%	11.04	11.04	177,417	1,958,576	-6.50%	-6.50%	2.45%
	2017	7/25/17	0.50%	0.50%	11.81	11.81	20,221	238,878	5.60%	5.60%	2.40%
American Funds Global Bond Fund - Class 1
	2019		0.60%	2.15%	10.08	11.52	270,386	3,042,027	5.78%	7.43%	1.83%
	2018		0.60%	2.15%	9.53	10.72	269,938	2,831,460	-3.24%	-1.73%	2.36%
	2017		0.60%	2.15%	9.85	10.91	263,558	2,829,781	4.84%	6.47%	0.58%
	2016		0.60%	2.15%	9.39	10.25	219,952	2,222,585	0.73%	2.31%	0.82%
	2015		0.60%	2.15%	9.32	10.02	180,752	1,783,495	-5.79%	-4.32%	0.09%
American Funds Global Bond Fund - Class 1A
	2019		0.50%	0.90%	11.15	11.21	39,652	444,358	7.00%	7.22%	1.63%
	2018		0.50%	0.70%	10.46	10.46	37,325	390,245	-1.79%	-1.79%	2.85%
	2017	6/27/17	0.50%	0.50%	10.65	10.65	6,006	63,963	1.31%	1.31%	0.96%
American Funds Global Growth and Income Fund - Class 1
	2019		0.60%	1.90%	19.20	21.48	75,278	1,571,104	28.92%	30.60%	2.17%
	2018		0.60%	1.90%	14.89	16.44	81,409	1,303,938	-11.06%	-9.90%	1.90%
	2017		0.60%	1.90%	16.74	18.25	79,422	1,415,352	24.03%	25.65%	2.18%
	2016		0.60%	1.90%	13.50	14.53	102,601	1,471,459	5.59%	6.97%	2.57%
	2015		0.60%	1.90%	12.79	13.58	61,907	828,333	-3.00%	-1.73%	2.46%
American Funds Global Growth and Income Fund - Class 1A
	2019		0.40%	0.70%	14.45	14.53	130,018	1,889,440	30.13%	30.39%	2.30%
	2018		0.50%	0.70%	11.15	11.15	82,192	916,018	-10.07%	-10.07%	2.37%
	2017	7/28/17	0.50%	0.50%	12.39	12.39	9,631	119,368	6.84%	6.84%	2.20%
American Funds Global Growth Fund - Class 1
	2019		0.40%	1.95%	17.51	35.64	95,290	2,477,551	32.99%	35.07%	1.39%
	2018		0.40%	1.95%	13.02	26.44	98,245	1,947,426	-10.58%	-9.18%	0.92%
	2017		0.40%	1.95%	14.39	29.17	100,452	2,230,705	29.37%	31.28%	0.87%
	2016		0.40%	1.90%	11.00	22.26	120,828	2,168,663	-1.03%	0.47%	1.14%
	2015		0.40%	1.90%	11.00	22.20	103,598	1,966,526	5.22%	6.81%	1.54%
American Funds Global Growth Fund - Class 1A
	2019		0.35%	2.05%	15.03	15.72	420,030	6,560,863	32.74%	34.74%	1.22%
	2018		0.35%	1.85%	11.63	11.67	393,739	4,575,458	-9.48%	-9.34%	0.88%
	2017	2/24/17	0.35%	1.75%	12.69	12.87	134,709	1,729,281	0.00%	23.46%	1.69%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Growth Fund - Class 2
	2019		0.60%	3.45%	$14.13	$36.89	9,402,590	$296,684,633	30.69%	34.47%	1.08%
	2018		0.60%	3.45%	10.81	27.63	10,747,038	254,965,014	-12.13%	-9.63%	0.65%
	2017		0.65%	3.45%	17.26	30.77	11,616,271	308,500,828	27.40%	30.62%	0.64%
	2016		0.65%	3.15%	13.55	23.71	13,247,007	273,063,601	-2.50%	-0.03%	0.83%
	2015		0.65%	3.15%	13.90	23.87	14,297,446	299,327,181	3.62%	6.24%	1.01%
American Funds Global Growth Fund - Class 4
	2019		0.10%	1.65%	11.42	17.50	4,428,445	67,752,680	32.67%	34.74%	1.00%
	2018		0.10%	1.65%	10.03	13.01	3,751,451	44,520,431	-10.72%	-9.33%	0.56%
	2017		0.10%	1.65%	13.69	14.38	2,754,870	37,676,270	28.97%	30.72%	0.73%
	2016		0.30%	1.65%	10.62	11.00	1,566,169	16,824,684	-1.27%	0.07%	0.69%
	2015		0.30%	1.65%	10.75	11.00	1,199,771	12,998,542	4.94%	6.37%	1.81%
American Funds Global Small Capitalization Fund - Class 1
	2019		0.40%	1.90%	14.96	30.16	63,858	1,426,291	29.36%	31.32%	0.39%
	2018		0.40%	1.90%	11.44	23.01	71,760	1,246,968	-11.99%	-10.66%	0.33%
	2017		0.40%	1.90%	12.85	25.81	74,101	1,447,426	23.84%	25.71%	0.67%
	2016		0.40%	1.90%	10.26	20.57	72,209	1,145,718	0.42%	1.94%	0.61%
	2015		0.40%	1.90%	10.18	20.22	43,539	713,056	-1.39%	0.10%	0.00%
American Funds Global Small Capitalization Fund - Class 1A
	2019		0.35%	0.75%	14.17	14.35	39,157	560,250	30.58%	31.10%	0.23%
	2018		0.35%	0.75%	10.91	10.94	31,343	342,208	-11.00%	-10.87%	0.20%
	2017	2/24/17	0.35%	0.50%	12.26	12.28	14,797	181,646	9.37%	17.98%	0.59%
American Funds Global Small Capitalization Fund - Class 2
	2019		0.60%	3.15%	14.76	47.10	14,687,683	370,661,349	27.44%	30.73%	0.15%
	2018		0.60%	3.15%	11.58	36.48	16,962,993	329,926,725	-13.32%	-11.08%	0.08%
	2017		0.60%	3.15%	13.36	41.54	18,496,006	407,453,214	21.99%	25.14%	0.43%
	2016		0.60%	3.15%	10.95	33.61	21,300,578	378,822,041	-1.07%	1.49%	0.22%
	2015		0.60%	3.15%	11.07	33.54	22,851,469	407,238,808	-2.84%	-0.38%	0.00%
American Funds Global Small Capitalization Fund - Class 4
	2019		0.10%	1.65%	10.88	14.96	1,468,651	19,936,374	29.10%	31.11%	0.01%
	2018		0.10%	1.65%	9.90	11.43	1,183,675	12,535,795	-12.27%	-10.89%	0.02%
	2017		0.10%	1.65%	12.24	12.86	819,439	10,114,015	23.57%	25.25%	0.41%
	2016		0.30%	1.65%	9.91	10.26	505,637	5,070,326	0.18%	1.54%	0.10%
	2015		0.30%	1.65%	9.89	9.98	449,566	4,478,298	-1.66%	-1.11%	0.00%
American Funds Growth Fund - Class 1
	2019		0.40%	2.15%	20.52	44.72	271,461	9,338,393	28.32%	30.59%	0.89%
	2018		0.40%	2.15%	15.78	34.31	349,324	9,570,818	-2.14%	-0.41%	0.67%
	2017		0.40%	2.15%	15.91	34.52	385,667	10,602,163	25.89%	28.11%	0.77%
	2016		0.40%	2.15%	12.47	27.00	385,511	8,098,393	7.43%	9.32%	1.04%
	2015		0.40%	2.15%	11.53	24.75	295,072	5,907,860	4.84%	6.69%	0.88%
American Funds Growth Fund - Class 1A
	2019		0.35%	1.85%	15.49	16.20	1,107,759	17,858,910	28.39%	30.33%	0.88%
	2018		0.35%	1.85%	12.07	12.43	791,356	9,802,175	-2.08%	-0.60%	0.77%
	2017	2/24/17	0.35%	1.85%	12.32	12.51	224,696	2,802,955	-0.44%	19.14%	1.04%
American Funds Growth Fund - Class 2
	2019		0.60%	3.45%	15.33	49.67	38,306,738	1,416,333,512	26.35%	29.99%	0.73%
	2018		0.60%	3.45%	12.14	38.69	44,109,360	1,267,496,698	-3.63%	-0.84%	0.42%
	2017		0.60%	3.45%	19.59	39.51	51,003,242	1,493,960,160	24.26%	27.51%	0.49%
	2016		0.60%	3.20%	15.70	31.38	59,105,003	1,372,744,558	6.04%	8.83%	0.70%
	2015		0.60%	3.20%	14.74	29.19	66,210,229	1,430,702,928	3.49%	6.22%	0.58%
American Funds Growth Fund - Class 4
	2019		0.10%	1.65%	11.73	20.53	10,917,149	185,182,775	28.31%	30.31%	0.60%
	2018		0.10%	1.65%	10.95	15.78	8,748,859	124,321,986	-2.13%	-0.60%	0.27%
	2017		0.10%	1.65%	15.15	15.91	6,957,967	105,324,817	25.89%	27.60%	0.51%
	2016		0.30%	1.65%	12.03	12.47	4,279,096	52,085,976	7.43%	8.89%	0.62%
	2015		0.30%	1.65%	11.20	11.45	2,619,327	29,556,538	4.84%	6.26%	1.19%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Growth-Income Fund - Class 1
	2019		0.40%	1.90%	$18.29	$38.84	185,596	$6,371,454	24.08%	25.95%	1.80%
	2018		0.40%	1.90%	14.52	30.90	215,892	5,971,590	-3.40%	-1.94%	1.59%
	2017		0.40%	1.90%	14.81	31.58	235,978	6,646,314	20.38%	22.20%	1.68%
	2016		0.40%	1.90%	12.12	25.89	192,831	4,355,827	9.70%	11.36%	1.80%
	2015		0.40%	1.90%	10.88	23.30	144,584	2,966,116	-0.20%	1.31%	1.56%
American Funds Growth-Income Fund - Class 1A
	2019		0.35%	1.85%	14.05	14.69	744,729	10,886,758	23.83%	25.70%	1.89%
	2018		0.35%	1.85%	11.60	11.69	577,164	6,721,333	-2.52%	-2.13%	1.99%
	2017	2/24/17	0.35%	1.75%	11.78	11.94	181,077	2,157,415	-0.18%	15.03%	3.36%
American Funds Growth-Income Fund - Class 2
	2019		0.60%	3.45%	13.99	39.46	60,288,517	1,826,193,558	21.86%	25.38%	1.63%
	2018		0.60%	3.45%	11.48	31.87	68,099,973	1,659,852,936	-5.12%	-2.37%	1.36%
	2017		0.60%	3.45%	18.01	33.05	77,508,047	1,952,345,244	18.53%	21.65%	1.36%
	2016		0.60%	3.20%	15.13	27.51	88,817,914	1,856,720,868	8.01%	10.86%	1.33%
	2015		0.60%	3.20%	13.95	25.13	97,917,131	1,864,034,886	-1.74%	0.85%	1.27%
American Funds Growth-Income Fund - Class 4
	2019		0.10%	1.65%	11.42	17.88	9,227,140	138,659,193	23.79%	25.73%	1.62%
	2018		0.10%	1.65%	10.79	14.25	7,216,043	92,548,686	-3.66%	-2.15%	1.37%
	2017		0.10%	1.65%	13.89	14.59	5,017,789	69,160,604	20.08%	21.71%	1.56%
	2016		0.30%	1.65%	11.57	11.99	2,971,117	34,742,603	9.44%	10.92%	1.38%
	2015		0.30%	1.65%	10.57	10.81	1,933,530	20,582,982	-0.45%	0.91%	2.25%
American Funds High-Income Bond Fund - Class 1
	2019		0.60%	1.90%	13.08	14.63	125,829	1,811,097	10.72%	12.17%	6.52%
	2018		0.60%	1.90%	11.81	13.04	129,505	1,664,145	-3.99%	-2.73%	6.20%
	2017		0.60%	1.90%	12.30	13.41	130,925	1,732,060	5.23%	6.61%	6.92%
	2016		0.60%	1.90%	11.69	12.58	105,363	1,306,921	15.61%	17.13%	6.43%
	2015		0.60%	1.90%	10.11	10.74	84,527	894,088	-8.70%	-7.50%	6.45%
American Funds High-Income Bond Fund - Class 1A
	2019		0.40%	1.85%	11.03	11.52	63,140	714,767	10.55%	12.16%	6.57%
	2018		0.40%	1.85%	10.21	10.25	62,422	633,995	-3.04%	-2.84%	6.27%
	2017	2/10/17	0.50%	1.75%	10.42	10.55	36,971	387,351	0.13%	4.49%	8.90%
American Funds International Fund - Class 1
	2019		0.40%	2.25%	12.18	22.13	338,987	6,135,817	20.47%	22.72%	1.66%
	2018		0.40%	2.25%	10.11	18.07	355,404	5,435,637	-14.88%	-13.29%	1.94%
	2017		0.40%	2.25%	12.30	20.88	359,096	6,189,789	29.97%	31.93%	1.59%
	2016		0.40%	1.90%	9.36	15.86	275,577	3,500,191	2.03%	3.37%	1.63%
	2015		0.40%	1.70%	9.09	15.37	250,441	3,084,558	-5.87%	-4.64%	2.18%
American Funds International Fund - Class 1A
	2019		0.35%	2.05%	13.08	13.68	515,537	7,027,247	20.64%	22.47%	1.63%
	2018		0.35%	1.85%	10.84	11.17	441,720	4,925,460	-14.70%	-13.41%	2.49%
	2017	2/21/17	0.35%	1.85%	12.71	12.90	126,000	1,624,060	1.94%	23.39%	2.38%
American Funds International Fund - Class 2
	2019		0.65%	3.30%	11.47	33.06	28,646,295	605,722,874	18.89%	22.09%	1.41%
	2018		0.65%	3.30%	10.37	27.35	32,477,750	567,543,328	-15.95%	-13.70%	1.67%
	2017		0.65%	3.30%	12.71	32.08	34,577,849	706,147,538	28.05%	31.29%	1.22%
	2016		0.65%	3.15%	9.93	24.73	40,061,459	629,030,458	0.32%	2.86%	1.24%
	2015		0.65%	3.15%	9.89	24.33	43,059,631	664,730,962	-7.49%	-5.14%	1.49%
American Funds International Fund - Class 4
	2019		0.10%	1.65%	10.01	13.79	4,110,408	49,361,239	20.66%	22.55%	1.33%
	2018		0.10%	1.65%	9.60	11.26	3,732,578	37,598,225	-14.83%	-13.49%	1.67%
	2017		0.10%	1.65%	11.71	12.30	2,685,612	31,981,989	29.74%	31.50%	1.61%
	2016		0.30%	1.65%	9.03	9.35	1,691,788	15,447,183	1.53%	2.91%	1.33%
	2015		0.30%	1.65%	8.89	9.09	1,206,889	10,804,545	-6.31%	-5.04%	2.06%
American Funds International Growth and Income Fund - Class 1
	2019		0.60%	2.25%	11.10	14.98	123,565	1,798,773	20.32%	22.32%	2.65%
	2018		0.60%	2.25%	9.23	12.25	138,762	1,657,631	-12.98%	-11.53%	2.40%
	2017		0.60%	2.25%	12.49	13.85	128,565	1,740,107	22.64%	24.56%	2.41%
	2016		0.60%	2.15%	10.19	11.12	129,412	1,418,750	-0.45%	1.10%	2.55%
	2015		0.60%	2.15%	10.23	10.99	138,132	1,501,645	-7.35%	-5.91%	2.33%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds International Growth and Income Fund - Class 1A
	2019		0.50%	1.85%	$12.72	$13.24	43,432	$573,714	20.51%	22.15%	2.62%
	2018		0.50%	1.85%	10.80	10.84	39,651	429,049	-11.86%	-11.68%	2.00%
	2017	3/30/17	0.50%	0.70%	12.25	12.28	54,088	663,781	2.35%	15.58%	7.59%
American Funds Managed Risk Asset Allocation Fund - Class P1
	2019		0.50%	1.85%	13.08	16.87	157,224	2,173,822	16.08%	17.66%	0.27%
	2018		0.50%	1.85%	11.12	14.36	132,388	1,595,848	-6.38%	-5.11%	1.69%
	2017		0.50%	1.85%	15.16	15.20	65,270	883,305	14.32%	14.37%	0.27%
	2016		0.60%	1.70%	12.70	13.26	91,744	1,208,325	5.76%	6.87%	1.52%
	2015		0.65%	1.70%	12.41	12.41	71,784	889,748	-1.48%	-1.48%	1.89%
American Funds Managed Risk Asset Allocation Fund - Class P2
	2019		1.30%	2.90%	11.90	15.82	9,379,628	146,541,365	14.61%	16.46%	2.33%
	2018		1.30%	2.90%	12.35	13.59	8,892,264	119,374,797	-7.57%	-6.12%	1.36%
	2017		1.30%	2.85%	13.37	14.47	7,435,798	106,572,503	11.58%	13.32%	0.76%
	2016		1.30%	2.85%	12.00	12.77	5,432,934	68,793,798	4.31%	5.89%	1.22%
	2015		1.30%	2.80%	11.60	12.06	2,593,237	31,081,934	-3.56%	-2.35%	1.73%
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1
	2019		0.50%	1.90%	12.78	14.87	49,224	664,350	12.05%	13.57%	2.01%
	2018		0.50%	1.85%	12.32	13.11	29,489	368,514	-8.55%	-7.54%	5.91%
	2017		0.60%	1.70%	13.47	14.18	6,120	84,409	13.54%	14.79%	1.28%
	2016		0.60%	1.70%	11.87	12.35	12,154	147,587	11.86%	13.09%	1.74%
	2015		0.60%	1.70%	10.61	10.92	6,877	73,829	-8.64%	-7.63%	0.56%
American Funds Managed Risk Growth Fund - Class P1
	2019		0.50%	1.85%	15.52	17.54	120,112	1,894,399	19.77%	21.40%	1.41%
	2018		0.50%	1.85%	14.22	14.46	33,775	455,797	-0.93%	-0.63%	0.23%
	2017		0.60%	0.90%	14.35	14.55	7,301	105,305	25.10%	25.47%	0.59%
	2016		0.60%	0.90%	11.60	11.60	10,212	117,497	2.27%	2.27%	0.49%
	2015		0.60%	0.60%	11.34	11.34	1,886	21,404	0.45%	0.45%	0.00%
American Funds Managed Risk Growth-Income Fund - Class P1
	2019		0.50%	1.70%	14.46	15.39	26,914	390,065	17.13%	18.54%	0.76%
	2018		0.50%	1.70%	13.14	13.14	3,577	44,756	-3.32%	-3.32%	1.77%
	2017		0.65%	1.70%	13.59	14.27	1,895	26,139	18.61%	19.86%	1.03%
	2016		0.65%	1.70%	11.46	11.91	2,079	24,076	4.70%	5.81%	1.34%
	2015		0.65%	1.70%	10.95	11.25	2,157	23,786	-4.90%	-3.90%	0.32%
American Funds Managed Risk International Fund - Class P1
	2019		0.50%	1.85%	11.23	13.31	44,650	553,978	15.75%	17.32%	1.75%
	2018		0.50%	1.85%	10.42	10.42	26,349	269,048	-10.65%	-10.65%	3.80%
	2017		0.60%	0.60%	11.66	11.66	1,359	15,845	28.52%	28.52%	0.36%
	2016		0.60%	0.90%	9.07	9.07	4,732	42,593	-3.17%	-3.17%	1.03%
	2015		0.60%	0.65%	9.37	9.37	5,906	55,274	-6.68%	-6.68%	0.01%
American Funds Mortgage Fund - Class 1
	2019		0.40%	1.70%	10.79	11.81	48,507	538,369	3.52%	4.88%	2.54%
	2018		0.40%	1.90%	10.26	11.29	52,514	561,280	-1.30%	0.18%	2.32%
	2017		0.40%	1.90%	10.40	11.33	38,322	417,491	-0.43%	1.07%	1.72%
	2016		0.40%	1.90%	10.44	11.20	34,430	373,841	0.57%	2.09%	2.10%
	2015		0.40%	1.90%	10.38	11.00	23,448	250,122	0.16%	1.68%	1.55%
American Funds Mortgage Fund - Class 1A
	2019		0.35%	0.75%	10.45	10.57	45,715	482,435	4.30%	4.72%	2.04%
	2018		0.35%	0.75%	10.03	10.03	72,321	728,861	-0.34%	-0.34%	3.05%
	2017	2/10/17	0.70%	0.70%	10.06	10.06	9,313	93,723	0.12%	0.12%	1.52%
American Funds Mortgage Fund - Class 4
	2019		0.10%	1.65%	10.21	10.56	451,045	4,702,349	3.09%	4.70%	2.26%
	2018		0.10%	1.65%	9.91	10.16	528,328	5,319,919	-1.57%	-1.03%	1.96%
	2017		1.10%	1.65%	10.06	10.27	497,409	5,067,464	-0.68%	-0.13%	1.29%
	2016		0.30%	1.65%	10.13	10.50	450,667	4,621,446	0.34%	1.70%	1.19%
	2015		0.30%	1.65%	10.10	10.19	471,125	4,794,465	-0.04%	0.51%	3.90%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds New World Fund® - Class 1
	2019		0.40%	2.15%	$12.87	$14.72	296,755	$4,187,579	26.72%	28.95%	1.14%
	2018		0.40%	2.15%	10.12	11.44	354,530	3,894,860	-15.66%	-14.17%	1.13%
	2017		0.40%	2.15%	11.84	13.35	324,197	4,162,323	26.98%	29.22%	1.17%
	2016		0.40%	2.15%	9.20	10.35	297,012	2,941,699	3.35%	5.17%	1.07%
	2015		0.40%	2.15%	8.79	9.86	217,610	2,068,339	-5.02%	-3.34%	0.87%
American Funds New World Fund® - Class 1A
	2019		0.35%	0.75%	13.76	13.92	260,941	3,624,935	28.15%	28.66%	1.14%
	2018		0.35%	0.75%	10.73	10.82	158,747	1,716,447	-14.67%	-14.33%	1.24%
	2017	2/10/17	0.35%	0.75%	12.58	12.63	51,429	649,430	0.43%	21.86%	2.28%
American Funds New World Fund® - Class 4
	2019		0.10%	1.65%	10.67	13.88	3,084,884	37,548,744	26.71%	28.69%	0.81%
	2018		0.10%	1.65%	9.51	10.79	2,659,100	25,784,149	-15.65%	-14.33%	0.73%
	2017		0.10%	1.65%	11.28	11.85	2,096,083	24,088,587	26.95%	28.67%	0.89%
	2016		0.30%	1.65%	8.88	9.21	1,618,886	14,556,375	3.32%	4.73%	0.66%
	2015		0.30%	1.65%	8.60	8.79	1,131,422	9,799,068	-4.96%	-3.66%	0.68%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1
	2019		0.60%	1.70%	10.72	11.78	14,558	167,785	3.91%	5.06%	1.87%
	2018		0.60%	1.90%	10.16	11.21	15,360	168,731	-1.00%	0.31%	1.99%
	2017		0.60%	1.90%	10.26	11.18	17,147	188,333	-0.08%	1.22%	1.41%
	2016		0.60%	1.90%	10.27	11.04	22,590	246,784	-0.47%	0.83%	1.69%
	2015		0.60%	1.90%	10.32	10.95	11,804	127,303	0.01%	1.32%	1.29%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A
	2019		0.50%	1.85%	10.22	10.64	233,398	2,463,841	3.48%	4.89%	2.44%
	2018		0.50%	1.85%	10.10	10.14	148,594	1,500,422	-0.01%	0.20%	2.77%
	2017	5/30/17	0.50%	1.75%	10.00	10.12	29,181	292,918	-0.64%	-0.06%	1.23%
BlackRock Global Allocation V.I. Fund - Class I
	2019		0.35%	1.90%	12.34	19.28	289,199	4,111,675	15.77%	17.58%	1.29%
	2018		0.35%	1.90%	10.51	16.45	287,005	3,497,197	-9.08%	-7.66%	0.78%
	2017		0.35%	1.90%	11.70	17.95	327,723	4,965,721	11.72%	13.40%	1.43%
	2016		0.40%	1.90%	10.32	15.86	264,557	3,731,880	2.15%	3.70%	1.34%
	2015		0.40%	1.90%	9.95	15.33	211,287	2,832,358	-2.58%	-1.11%	1.40%
BlackRock Global Allocation V.I. Fund - Class III
	2019		0.10%	3.50%	10.66	18.92	60,577,052	1,006,367,860	13.76%	17.64%	1.24%
	2018		0.10%	3.45%	9.40	16.08	66,760,581	960,556,537	-10.71%	-7.67%	0.83%
	2017		0.10%	3.45%	10.56	17.52	72,296,105	1,146,566,986	10.13%	13.37%	1.26%
	2016		0.30%	3.20%	10.28	15.51	78,755,721	1,118,809,230	0.54%	3.49%	1.10%
	2015		0.30%	3.20%	9.93	15.03	86,148,478	1,199,215,935	-4.12%	-1.30%	1.03%
BlackRock iShares® Alternative Strategies V.I. Fund - Class I
	2017		0.35%	0.40%	11.25	11.25	1,340	14,954	12.29%	12.29%	3.32%
	2016	3/16/16	0.40%	0.40%	10.02	10.02	931	9,323	2.07%	2.07%	2.49%
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
	2017		0.30%	1.65%	10.81	11.21	407,399	4,445,200	10.61%	12.11%	2.80%
	2016		0.30%	1.65%	9.77	10.00	338,852	3,328,776	4.48%	5.90%	4.59%
	2015	5/26/15	0.30%	1.65%	9.35	9.44	54,935	515,429	-5.32%	-3.32%	6.31%
ClearBridge Variable Aggressive Growth Portfolio - Class I
	2019		0.35%	0.40%	13.18	14.58	24,385	344,891	24.57%	24.63%	1.00%
	2018		0.35%	0.40%	10.57	11.70	24,481	277,866	-8.71%	-8.66%	0.62%
	2017		0.35%	0.40%	12.82	12.82	24,945	309,595	15.83%	15.83%	0.58%
	2016		0.40%	0.40%	11.07	11.07	17,917	198,293	0.80%	0.80%	0.61%
	2015		0.40%	0.40%	10.98	10.98	17,166	188,486	-2.13%	-2.13%	0.33%
ClearBridge Variable Aggressive Growth Portfolio - Class II
	2019		0.10%	1.65%	10.86	14.45	1,693,977	23,133,641	22.70%	24.62%	0.76%
	2018		0.10%	1.65%	10.91	11.62	1,795,427	19,994,300	-10.06%	-8.66%	0.38%
	2017		0.10%	1.65%	12.14	12.75	1,803,465	22,255,867	14.09%	15.64%	0.27%
	2016		0.30%	1.65%	10.64	11.02	1,769,468	19,053,014	-0.72%	0.63%	0.40%
	2015		0.30%	1.65%	10.71	10.95	1,645,147	17,765,237	-3.54%	-2.23%	0.11%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ClearBridge Variable Large Cap Growth Portfolio - Class I
	2019		0.35%	2.05%	$14.38	$14.96	151,829	$2,257,432	29.73%	31.70%	0.38%
	2018		0.35%	1.85%	11.29	11.33	136,890	1,549,364	-0.68%	-0.48%	0.52%
	2017	7/6/17	0.50%	0.70%	11.37	11.39	29,520	336,085	3.70%	13.04%	0.32%
ClearBridge Variable Large Cap Growth Portfolio - Class II
	2019		0.10%	3.25%	11.98	14.97	10,282,081	147,206,219	27.68%	31.71%	0.15%
	2018		0.10%	3.20%	10.86	11.36	5,454,006	60,226,500	-3.08%	-0.33%	0.20%
	2017	5/25/17	0.10%	2.90%	11.20	11.40	1,230,082	13,890,453	-0.61%	12.40%	0.30%
ClearBridge Variable Mid Cap Portfolio - Class I
	2019		0.35%	0.70%	13.88	15.30	64,015	921,235	32.02%	32.48%	0.75%
	2018		0.35%	0.70%	10.49	11.56	44,526	489,592	-13.09%	-12.82%	0.54%
	2017		0.35%	0.65%	13.15	13.27	41,864	533,192	12.07%	12.35%	0.50%
	2016		0.40%	0.65%	11.73	11.81	26,700	313,621	8.63%	8.90%	1.03%
	2015		0.40%	0.65%	10.84	10.84	16,347	176,720	1.89%	1.89%	0.07%
ClearBridge Variable Mid Cap Portfolio - Class II
	2019		0.10%	3.05%	12.99	15.17	3,428,885	48,796,806	28.65%	32.52%	0.40%
	2018		0.10%	3.05%	10.10	11.47	2,947,774	32,132,683	-15.42%	-12.89%	0.19%
	2017		0.10%	3.05%	12.11	13.19	2,463,944	31,264,072	9.61%	12.21%	0.22%
	2016		0.30%	2.80%	11.01	11.76	1,886,352	21,578,620	6.09%	8.78%	0.37%
	2015		0.30%	2.80%	10.37	10.81	1,626,343	17,287,110	-0.85%	1.68%	0.05%
Columbia VP Commodity Strategy Fund - Class 1
	2019		0.35%	0.75%	9.64	9.76	23,676	230,870	7.00%	7.42%	1.20%
	2018		0.35%	0.75%	9.09	9.09	21,625	196,336	-14.07%	-14.07%	0.13%
	2017	2/16/17	0.35%	0.35%	10.57	10.57	15,610	165,052	4.15%	4.15%	1.62%
Columbia VP Commodity Strategy Fund - Class 2
	2019		0.10%	1.65%	9.30	9.82	78,244	742,820	6.02%	7.67%	0.95%
	2018		0.10%	1.65%	8.80	9.07	81,083	722,024	-15.45%	-14.25%	0.00%
	2017	2/6/17	0.10%	1.50%	10.41	10.58	46,856	490,574	0.10%	6.64%	4.03%
Columbia VP Emerging Markets Bond Fund - Class 1
	2019		0.35%	0.40%	11.20	11.22	32,888	369,068	11.91%	11.96%	5.06%
	2018		0.35%	0.40%	10.02	10.02	30,793	308,643	-7.37%	-7.37%	5.16%
	2017	4/6/17	0.35%	0.35%	10.82	10.82	23,667	256,096	0.54%	0.54%	3.34%
Columbia VP Emerging Markets Bond Fund - Class 2
	2019		0.10%	1.65%	10.68	11.22	267,664	2,909,625	10.25%	11.97%	4.83%
	2018		0.10%	1.65%	9.69	10.02	186,573	1,827,866	-8.90%	-7.47%	4.31%
	2017	1/12/17	0.10%	1.65%	10.64	10.83	108,726	1,163,501	0.58%	8.87%	4.81%
Columbia VP Strategic Income Fund - Class 1
	2019		0.35%	0.75%	11.39	11.54	100,811	1,161,872	9.55%	9.99%	4.40%
	2018	4/9/18	0.35%	0.75%	10.40	10.49	73,772	772,987	-1.20%	-0.64%	3.02%
Columbia VP Strategic Income Fund - Class 2
	2019		0.10%	1.65%	10.85	11.56	1,014,407	11,370,029	8.41%	10.11%	3.81%
	2018		0.10%	1.65%	10.16	10.50	420,973	4,324,540	-2.27%	-0.74%	3.23%
	2017	1/11/17	0.10%	1.65%	10.39	10.58	280,373	2,922,021	1.59%	4.10%	3.12%
Delaware VIP® Diversified Income Series - Service Class
	2019		0.10%	3.45%	9.53	18.06	125,698,979	2,017,168,236	6.35%	9.97%	2.62%
	2018		0.10%	3.50%	8.94	16.62	126,029,978	1,874,432,584	-5.60%	-2.38%	2.99%
	2017		0.10%	3.45%	9.96	17.23	130,151,769	2,015,655,856	1.59%	4.58%	2.40%
	2016		0.30%	3.20%	9.80	16.64	117,428,902	1,764,684,263	0.03%	2.97%	2.85%
	2015		0.30%	3.20%	9.80	16.32	114,243,405	1,691,750,437	-4.45%	-1.64%	2.78%
Delaware VIP® Diversified Income Series - Standard Class
	2019		0.35%	2.15%	10.84	16.67	1,105,630	14,407,947	8.09%	10.05%	2.79%
	2018		0.35%	2.15%	9.89	15.18	925,099	11,348,746	-4.21%	-2.47%	2.59%
	2017		0.35%	2.15%	10.63	15.61	524,734	6,538,451	2.98%	4.80%	2.47%
	2016		0.40%	2.15%	10.19	14.92	354,250	4,519,408	1.32%	3.11%	2.67%
	2015		0.40%	2.15%	9.98	14.50	249,569	3,257,476	-3.19%	-1.48%	3.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Emerging Markets Series - Service Class
	2019		0.10%	3.20%	$10.07	$56.67	14,065,283	$309,720,808	18.40%	22.13%	0.40%
	2018		0.10%	3.20%	8.50	47.22	15,437,755	283,921,470	-18.67%	-16.11%	3.13%
	2017		0.10%	3.20%	10.46	57.28	15,125,947	340,675,270	35.82%	39.81%	0.39%
	2016		0.30%	3.20%	7.70	41.61	16,679,830	275,922,577	10.10%	13.00%	0.78%
	2015		0.60%	3.20%	6.99	37.29	18,736,964	277,740,382	-17.46%	-15.29%	0.59%
Delaware VIP® Emerging Markets Series - Standard Class
	2019		0.35%	0.80%	12.30	14.26	52,106	686,362	21.65%	22.20%	0.68%
	2018		0.35%	0.80%	10.11	11.67	55,184	594,189	-16.48%	-16.10%	3.46%
	2017		0.35%	0.80%	12.11	12.29	41,673	522,700	39.43%	39.99%	0.55%
	2016	1/5/16	0.40%	0.80%	8.68	8.78	27,744	243,307	0.43%	16.93%	0.10%
Delaware VIP® High Yield Series - Service Class
	2019		0.65%	3.15%	12.24	29.79	4,601,707	105,163,601	12.52%	15.37%	6.52%
	2018		0.65%	3.15%	10.88	26.01	5,042,988	101,238,021	-7.72%	-5.38%	6.08%
	2017		0.65%	3.15%	11.79	27.70	5,990,655	129,079,479	3.92%	6.56%	5.79%
	2016		0.65%	3.15%	11.34	26.19	6,863,398	140,179,193	9.41%	12.18%	6.42%
	2015		0.65%	3.15%	10.37	23.52	7,724,858	141,996,806	-9.76%	-7.48%	6.65%
Delaware VIP® High Yield Series - Standard Class
	2019		1.40%	2.35%	22.52	30.85	97,844	2,248,162	13.73%	14.81%	6.80%
	2018		1.40%	2.35%	19.62	26.99	111,578	2,230,839	-6.69%	-5.80%	6.29%
	2017		1.40%	2.35%	20.83	28.78	136,190	2,886,230	4.99%	5.99%	4.76%
	2016		1.40%	2.35%	19.65	27.28	268,686	5,329,426	10.53%	11.59%	6.80%
	2015		1.40%	2.35%	17.61	24.56	188,579	3,371,137	-8.77%	-7.90%	6.42%
Delaware VIP® International Value Equity Series - Standard Class
	2019		1.40%	1.65%	21.11	22.43	3,627	76,663	17.35%	17.65%	2.19%
	2018		1.40%	1.65%	17.95	19.11	3,820	68,628	-18.98%	-18.79%	2.68%
	2017		1.40%	1.65%	22.10	23.59	5,355	118,444	20.50%	20.81%	1.56%
	2016		1.40%	1.65%	18.29	19.57	6,600	120,819	2.45%	2.74%	1.70%
	2015		1.40%	1.65%	17.80	19.11	8,520	151,785	-1.16%	-0.91%	1.87%
Delaware VIP® Limited-Term Diversified Income Series - Service Class
	2019		0.20%	3.30%	8.57	13.01	100,715,772	1,158,773,216	1.40%	4.59%	2.42%
	2018		0.20%	3.30%	8.44	12.49	104,947,521	1,167,280,295	-3.20%	-0.15%	2.42%
	2017		0.20%	3.30%	8.71	12.56	112,070,194	1,262,196,657	-1.29%	1.31%	1.80%
	2016		0.60%	3.20%	8.83	12.39	113,723,592	1,274,183,683	-1.47%	1.12%	1.30%
	2015		0.60%	3.20%	8.96	12.26	118,427,400	1,323,115,458	-2.54%	0.04%	1.45%
Delaware VIP® Limited-Term Diversified Income Series - Standard Class
	2019		0.50%	2.15%	9.67	12.41	251,130	2,740,252	2.97%	4.68%	2.71%
	2018		0.50%	2.15%	9.39	11.87	196,006	2,049,513	-1.88%	-0.25%	2.73%
	2017		0.40%	2.15%	9.57	11.91	135,319	1,446,066	0.00%	1.56%	2.05%
	2016		0.60%	2.15%	9.57	11.73	103,856	1,115,783	-0.08%	1.48%	1.52%
	2015		0.60%	2.15%	9.58	11.56	106,508	1,136,777	-1.36%	0.19%	1.70%
Delaware VIP® REIT Series - Service Class
	2019		0.10%	3.20%	10.60	44.01	5,875,954	147,878,160	22.52%	26.37%	1.87%
	2018		0.10%	3.20%	8.73	35.28	6,015,844	126,148,179	-10.43%	-7.61%	1.87%
	2017		0.10%	3.20%	12.08	38.68	6,667,910	155,232,449	-1.92%	0.96%	1.35%
	2016		0.30%	3.20%	12.14	38.74	7,211,037	171,756,550	2.29%	5.30%	0.93%
	2015		0.30%	3.20%	11.53	37.20	6,981,859	163,379,321	0.26%	3.21%	1.00%
Delaware VIP® REIT Series - Standard Class
	2019		0.35%	2.35%	10.94	54.08	174,141	3,831,186	23.86%	26.37%	2.07%
	2018		0.35%	2.35%	8.69	43.25	139,931	3,008,503	-9.38%	-7.54%	2.09%
	2017		0.35%	2.35%	12.15	47.27	99,492	3,127,670	-0.82%	1.13%	1.60%
	2016		0.40%	2.35%	12.19	47.22	93,339	3,461,597	3.41%	5.45%	1.46%
	2015		0.40%	2.35%	11.56	45.23	98,252	3,944,404	1.34%	3.33%	1.22%
Delaware VIP® Small Cap Value Series - Service Class
	2019		0.10%	3.30%	11.38	53.69	14,512,780	439,559,144	23.57%	27.59%	0.75%
	2018		0.10%	3.30%	8.96	42.63	13,877,293	341,699,725	-19.64%	-17.03%	0.60%
	2017		0.10%	3.30%	13.89	52.05	12,995,334	399,897,769	8.24%	11.42%	0.63%
	2016		0.30%	3.20%	12.47	47.23	12,790,973	364,314,405	26.96%	30.69%	0.68%
	2015		0.30%	3.20%	9.54	36.54	13,594,728	301,130,775	-9.41%	-6.74%	0.47%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Small Cap Value Series - Standard Class
	2019		0.35%	3.00%	$12.56	$54.38	274,883	$8,139,766	24.35%	27.69%	1.06%
	2018		0.35%	3.00%	10.15	43.04	260,978	6,544,434	-19.02%	-17.01%	0.81%
	2017		0.35%	2.80%	13.77	52.40	162,616	7,202,342	9.45%	11.60%	0.86%
	2016		0.40%	2.35%	12.39	47.43	171,918	7,337,236	28.36%	30.88%	0.90%
	2015		0.40%	2.35%	9.57	36.60	179,747	6,367,026	-8.40%	-6.60%	0.73%
Delaware VIP® Smid Cap Core Series - Service Class
	2019		0.10%	3.20%	13.15	46.02	5,297,746	177,161,600	25.18%	29.12%	0.30%
	2018		0.10%	3.20%	10.60	36.27	5,815,367	154,997,052	-15.16%	-12.49%	0.00%
	2017		0.10%	3.20%	14.89	42.18	6,009,878	189,006,646	14.65%	18.03%	0.09%
	2016		0.30%	3.20%	12.80	36.29	6,538,038	176,907,561	4.67%	7.69%	0.00%
	2015		0.30%	3.15%	11.89	34.23	6,674,093	170,242,554	3.98%	6.99%	0.16%
Delaware VIP® Smid Cap Core Series - Standard Class
	2019		0.35%	2.50%	13.77	51.97	165,314	6,597,353	26.43%	29.18%	0.57%
	2018		0.35%	2.50%	10.66	40.66	178,235	5,996,203	-14.29%	-12.43%	0.17%
	2017		0.35%	2.50%	14.97	46.91	164,897	7,246,071	15.72%	18.17%	0.32%
	2016		0.40%	2.50%	12.71	40.10	191,484	7,381,828	5.62%	7.86%	0.22%
	2015		0.40%	2.50%	11.91	37.55	216,769	7,913,109	5.04%	7.11%	0.38%
Delaware VIP® U.S. Growth Series - Service Class
	2019		0.10%	3.30%	14.16	34.41	10,831,828	311,253,627	22.76%	26.75%	0.00%
	2018		0.10%	3.30%	11.74	27.48	12,173,185	278,937,112	-6.29%	-3.58%	0.00%
	2017		0.30%	3.15%	14.16	28.78	13,731,531	329,367,419	24.13%	27.72%	0.00%
	2016		0.30%	3.15%	11.09	22.76	16,337,364	309,410,670	-8.43%	-5.78%	0.38%
	2015		0.30%	3.20%	16.62	24.50	17,287,587	351,628,194	1.82%	4.40%	0.35%
Delaware VIP® U.S. Growth Series - Standard Class
	2019		0.35%	0.35%	15.14	15.14	9,711	146,999	26.81%	26.81%	0.00%
	2018	10/9/18	0.35%	0.35%	11.94	11.94	4,726	56,412	-10.13%	-10.13%	0.00%
Delaware VIP® Value Series - Service Class
	2019		0.10%	3.45%	12.79	37.17	12,345,942	336,344,731	15.54%	19.48%	1.48%
	2018		0.10%	3.45%	11.14	31.66	12,427,115	292,557,742	-6.06%	-3.10%	1.40%
	2017		0.10%	3.20%	13.76	33.25	12,651,706	315,482,010	9.96%	13.19%	1.49%
	2016		0.30%	3.20%	12.33	29.83	13,979,863	313,973,328	10.72%	13.98%	1.55%
	2015		0.30%	3.20%	10.82	26.58	13,027,705	262,215,467	-3.77%	-0.94%	1.51%
Delaware VIP® Value Series - Standard Class
	2019		0.35%	3.00%	12.24	38.79	327,719	7,545,400	16.43%	19.55%	1.76%
	2018		0.35%	3.00%	10.56	32.94	340,862	6,718,394	-5.42%	-3.07%	1.60%
	2017		0.35%	2.80%	13.84	34.50	301,625	6,859,946	11.16%	13.34%	1.66%
	2016		0.40%	2.35%	12.26	30.88	298,300	6,917,723	11.98%	14.19%	1.74%
	2015		0.40%	2.35%	10.85	27.44	287,275	6,159,729	-2.73%	-0.81%	1.75%
DWS Alternative Asset Allocation VIP Portfolio - Class A
	2019		0.35%	2.15%	10.22	15.07	131,573	1,605,304	12.25%	14.28%	3.77%
	2018		0.35%	2.15%	9.10	13.22	130,790	1,423,903	-11.07%	-9.46%	2.16%
	2017		0.35%	2.15%	10.23	14.64	100,462	1,263,779	5.13%	6.98%	2.27%
	2016		0.40%	2.15%	9.71	13.71	82,784	1,023,156	3.06%	4.88%	2.07%
	2015		0.40%	2.15%	9.45	13.10	78,294	920,543	-8.29%	-6.86%	2.87%
DWS Alternative Asset Allocation VIP Portfolio - Class B
	2019		0.10%	3.20%	9.05	14.56	3,531,090	46,189,814	10.75%	14.23%	3.59%
	2018		0.10%	3.20%	8.17	12.82	3,915,118	45,538,756	-12.23%	-9.44%	1.92%
	2017		0.10%	3.20%	9.31	14.23	4,202,999	54,822,983	3.67%	6.69%	2.05%
	2016		0.30%	3.20%	8.98	13.39	4,305,326	53,342,762	1.68%	4.68%	1.80%
	2015		0.30%	3.20%	8.83	12.84	4,501,518	53,959,007	-9.49%	-6.83%	2.71%
DWS Equity 500 Index VIP Portfolio - Class A
	2019		1.30%	2.65%	21.63	38.05	229,813	6,382,046	27.76%	29.49%	2.01%
	2018		1.30%	2.65%	16.79	29.38	231,343	4,987,545	-7.15%	-5.88%	1.68%
	2017		1.30%	2.65%	17.93	31.22	251,209	5,802,183	18.36%	19.97%	1.82%
	2016		1.30%	2.65%	15.02	26.02	314,478	5,985,795	8.70%	10.17%	1.93%
	2015		1.30%	2.65%	13.70	23.62	362,823	6,242,087	-1.51%	-0.18%	1.67%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
DWS Small Cap Index VIP Portfolio - Class A
	2019		1.30%	2.70%	$20.65	$41.78	78,447	$2,924,463	21.89%	23.61%	1.06%
	2018		1.30%	2.70%	16.90	33.99	88,315	2,668,032	-13.60%	-12.38%	0.99%
	2017		1.30%	2.70%	19.53	39.00	104,861	3,639,672	11.28%	12.85%	0.94%
	2016		1.30%	2.70%	17.51	34.75	117,462	3,623,104	17.86%	19.46%	1.02%
	2015		1.30%	2.65%	14.83	29.25	135,242	3,512,931	-7.09%	-5.83%	1.05%
Eaton Vance VT Floating-Rate Income Fund - ADV Class
	2019		0.35%	0.80%	11.25	11.82	366,791	4,229,636	6.61%	7.11%	4.56%
	2018		0.35%	0.80%	10.54	11.05	349,424	3,771,341	-0.73%	-0.28%	4.03%
	2017		0.35%	0.80%	10.92	11.08	323,395	3,542,426	2.86%	3.27%	3.53%
	2016		0.40%	0.80%	10.62	10.73	207,642	2,228,046	8.34%	8.77%	3.42%
	2015		0.40%	0.80%	9.80	9.87	208,187	2,053,882	-1.42%	-1.03%	3.62%
Eaton Vance VT Floating-Rate Income Fund - Initial Class
	2019		0.10%	1.65%	10.28	11.72	2,475,696	27,231,876	5.38%	7.02%	4.31%
	2018		0.10%	1.65%	10.30	10.97	2,249,181	23,547,360	-1.71%	-0.17%	3.80%
	2017		0.10%	1.65%	10.48	11.01	1,635,116	17,392,170	1.73%	3.12%	3.28%
	2016		0.30%	1.65%	10.31	10.68	1,106,306	11,525,735	7.16%	8.62%	3.15%
	2015		0.30%	1.65%	9.62	9.70	697,430	6,754,584	-2.61%	-2.08%	3.35%
Fidelity® VIP Balanced Portfolio - Initial Class
	2019	8/6/19	0.35%	0.50%	11.15	11.21	31,112	347,250	7.19%	9.58%	1.71%
Fidelity® VIP Balanced Portfolio - Service Class 2
	2019	5/23/19	0.10%	3.15%	11.01	11.22	3,292,818	36,582,102	2.97%	12.72%	2.36%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2019		0.35%	0.80%	15.05	17.48	239,284	3,823,811	30.53%	31.12%	0.49%
	2018		0.35%	0.80%	11.64	13.34	185,975	2,333,377	-7.12%	-6.70%	0.79%
	2017		0.35%	0.80%	14.10	14.31	124,900	1,754,755	20.90%	21.39%	1.03%
	2016		0.40%	0.80%	11.66	11.78	113,901	1,341,965	7.14%	7.57%	0.95%
	2015		0.40%	0.80%	10.95	10.95	26,396	288,974	0.27%	0.27%	1.17%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
	2019		0.10%	3.45%	13.44	42.30	38,215,142	1,237,669,901	26.82%	31.14%	0.22%
	2018		0.10%	3.45%	10.27	32.64	39,507,929	1,003,924,856	-9.63%	-6.73%	0.44%
	2017		0.10%	3.25%	14.23	35.42	40,386,161	1,133,923,370	17.76%	21.22%	0.78%
	2016		0.30%	3.20%	11.74	29.51	42,901,310	1,016,765,625	4.34%	7.41%	0.56%
	2015		0.30%	3.20%	10.93	27.75	46,418,773	1,042,372,893	-2.75%	0.11%	0.79%
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class
	2019		0.35%	1.85%	12.18	12.70	62,687	789,129	15.73%	17.30%	2.31%
	2018	5/17/18	0.50%	1.85%	10.52	10.83	45,439	486,992	-7.08%	-5.90%	0.81%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
	2019		0.30%	2.90%	10.81	12.72	1,713,771	20,866,844	14.33%	17.34%	1.75%
	2018		0.30%	2.90%	10.26	10.84	1,240,685	13,070,030	-8.03%	-5.66%	1.64%
	2017	1/17/17	0.30%	2.85%	11.16	11.49	535,374	6,058,541	3.45%	11.03%	1.78%
Fidelity® VIP Growth Portfolio - Initial Class
	2019		0.35%	2.50%	17.47	42.56	233,494	6,288,142	30.98%	33.84%	0.26%
	2018		0.35%	2.50%	13.11	32.28	231,858	4,917,907	-2.64%	-0.52%	0.25%
	2017		0.35%	2.50%	15.67	32.93	216,809	4,933,313	31.81%	34.59%	0.22%
	2016		0.40%	2.50%	11.64	24.82	220,923	3,955,951	-1.69%	0.40%	0.03%
	2015		0.40%	2.50%	11.60	25.09	283,603	5,172,442	4.68%	6.75%	0.25%
Fidelity® VIP Growth Portfolio - Service Class 2
	2019		0.10%	3.15%	15.06	40.93	7,977,868	251,667,952	29.82%	33.84%	0.06%
	2018		0.10%	3.15%	11.27	30.98	8,482,235	206,318,870	-3.53%	-0.53%	0.04%
	2017		0.10%	3.15%	14.33	31.70	8,868,563	221,914,221	30.65%	34.41%	0.08%
	2016		0.30%	3.15%	10.82	23.95	8,568,945	161,344,919	-2.57%	0.25%	0.00%
	2015		0.30%	3.15%	10.96	24.26	8,766,814	165,705,481	3.59%	6.59%	0.03%
Fidelity® VIP Mid Cap Portfolio - Initial Class
	2019		0.35%	0.80%	13.09	14.55	158,179	2,188,212	22.46%	23.02%	0.91%
	2018		0.35%	0.80%	10.78	11.84	133,888	1,537,676	-15.22%	-14.84%	0.64%
	2017		0.35%	0.80%	13.71	13.90	139,425	1,896,503	19.85%	20.33%	0.79%
	2016		0.40%	0.80%	11.44	11.56	98,925	1,142,422	11.34%	11.79%	0.52%
	2015		0.40%	0.80%	10.27	10.34	60,944	629,561	-2.18%	-1.78%	0.50%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Mid Cap Portfolio - Service Class 2
	2019		0.10%	3.30%	$10.32	$28.06	22,835,648	$576,800,583	19.17%	23.05%	0.68%
	2018		0.10%	3.30%	10.13	23.07	23,027,627	482,402,220	-17.54%	-14.86%	0.41%
	2017		0.10%	3.30%	13.63	27.41	23,254,716	583,214,185	16.74%	20.18%	0.49%
	2016		0.30%	3.20%	11.39	23.02	24,449,161	518,501,410	8.40%	11.59%	0.29%
	2015		0.30%	3.20%	10.32	20.83	26,015,626	502,064,436	-4.73%	-1.92%	0.25%
Fidelity® VIP Strategic Income Portfolio - Initial Class
	2019		0.35%	0.75%	11.35	11.84	162,197	1,868,659	10.06%	10.50%	3.23%
	2018		0.35%	0.75%	10.31	10.72	161,543	1,687,646	-3.30%	-2.91%	5.11%
	2017		0.35%	0.75%	11.05	11.05	55,269	605,430	7.36%	7.36%	3.40%
	2016		0.40%	0.40%	10.29	10.29	44,522	458,257	7.84%	7.84%	5.29%
	2015	8/20/15	0.40%	0.40%	9.54	9.54	17,775	169,676	-2.39%	-2.39%	3.54%
Fidelity® VIP Strategic Income Portfolio - Service Class 2
	2019		0.10%	1.65%	10.60	11.76	2,005,379	22,458,743	8.84%	10.54%	3.39%
	2018		0.10%	1.65%	10.14	10.66	1,732,722	17,817,027	-4.41%	-2.92%	3.82%
	2017		0.10%	1.65%	10.61	11.00	1,452,008	15,571,124	5.79%	7.22%	3.81%
	2016		0.30%	1.65%	10.03	10.26	777,159	7,854,444	6.25%	7.69%	4.74%
	2015	6/2/15	0.30%	1.65%	9.44	9.53	201,175	1,905,317	-4.80%	0.08%	4.76%
First Trust Dorsey Wright Tactical Core Portfolio - Class I
	2019		0.10%	1.65%	10.35	13.49	825,592	9,938,685	19.01%	20.87%	0.64%
	2018		0.10%	1.65%	10.20	11.16	791,445	8,059,640	-9.59%	-8.18%	0.37%
	2017		0.10%	1.65%	11.32	11.61	420,699	4,797,488	15.74%	17.14%	0.68%
	2016	3/11/16	0.30%	1.50%	9.78	9.91	196,582	1,928,167	4.03%	6.04%	0.85%
First Trust Dorsey Wright Tactical Core Portfolio - Class II
	2019		0.35%	0.35%	13.09	13.09	3,283	42,970	20.86%	20.86%	0.90%
	2018	5/21/18	0.35%	0.35%	10.83	10.83	2,723	29,491	-12.86%	-12.86%	0.53%
First Trust Multi Income Allocation Portfolio - Class I
	2019		0.10%	1.65%	11.07	12.48	610,843	7,280,654	14.48%	16.26%	2.48%
	2018		0.10%	1.65%	10.32	10.80	569,142	5,933,801	-6.00%	-4.53%	2.32%
	2017		0.10%	1.65%	10.99	11.54	502,593	5,591,237	4.31%	5.74%	2.63%
	2016		0.30%	1.65%	10.53	10.92	477,982	5,078,137	7.51%	8.96%	2.29%
	2015		0.30%	1.65%	9.80	10.02	294,772	2,903,830	-4.82%	-3.51%	2.92%
First Trust Multi Income Allocation Portfolio - Class II
	2019		0.75%	0.75%	11.58	11.58	2,912	33,731	15.70%	15.70%	2.53%
	2018		0.75%	0.75%	10.01	10.01	4,008	40,117	-4.82%	-4.82%	0.72%
	2017		0.80%	0.80%	11.43	11.43	4,292	49,057	5.38%	5.38%	2.78%
	2016	11/28/16	0.80%	0.80%	10.84	10.84	4,551	49,364	1.79%	1.79%	1.46%
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.24%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
	2019		0.10%	3.50%	11.35	15.31	13,930,199	181,711,700	16.85%	20.65%	1.65%
	2018		0.10%	3.30%	10.44	12.71	11,721,892	129,518,622	-8.00%	-5.10%	1.73%
	2017		0.20%	3.30%	12.77	13.41	7,202,721	86,187,711	11.62%	13.13%	1.75%
	2016		0.30%	1.65%	11.44	11.85	1,449,656	16,730,278	9.91%	11.40%	1.03%
	2015		0.30%	1.65%	10.41	10.64	846,252	8,848,494	-1.55%	-0.21%	3.79%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II
	2019		0.35%	1.85%	12.87	15.45	97,430	1,305,508	18.80%	20.53%	5.00%
	2018		0.40%	1.85%	11.15	12.82	2,873	32,956	-5.07%	-4.98%	1.01%
	2017		0.40%	0.70%	13.49	13.49	16,142	190,458	13.30%	13.30%	7.14%
	2016		0.40%	0.40%	11.91	11.91	514	6,136	11.63%	11.63%	1.14%
	2015	8/4/15	0.40%	0.40%	10.66	10.66	554	5,917	-1.62%	-1.62%	2.04%
Franklin Allocation VIP Fund - Class 1
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.77%
	2018	8/3/18	0.35%	0.35%	10.75	10.75	3,571	38,377	-11.41%	-11.41%	0.00%
Franklin Allocation VIP Fund - Class 4
	2019		0.95%	2.85%	10.53	11.78	750,145	8,669,118	17.61%	18.43%	3.28%
	2018		0.30%	1.65%	9.71	10.34	740,202	7,304,811	-11.06%	-9.85%	2.77%
	2017		0.30%	1.65%	10.92	11.47	732,709	8,112,121	9.95%	11.45%	2.47%
	2016		0.30%	1.65%	9.93	10.29	624,012	6,262,072	11.07%	12.58%	3.36%
	2015		0.30%	1.65%	8.94	9.02	433,559	3,901,773	-7.77%	-7.27%	3.28%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Income VIP Fund - Class 1
	2019		0.35%	0.40%	$12.58	$12.72	25,083	$315,920	15.96%	16.01%	6.02%
	2018		0.35%	0.40%	10.85	10.97	19,153	207,839	-4.48%	-4.43%	4.93%
	2017		0.35%	0.40%	11.35	11.35	14,320	162,608	9.50%	9.50%	4.11%
	2016		0.40%	0.40%	10.37	10.37	10,100	104,717	13.88%	13.88%	4.48%
	2015	8/20/15	0.40%	0.40%	9.10	9.10	6,237	56,787	-3.19%	-3.19%	0.00%
Franklin Income VIP Fund - Class 2
	2019		0.60%	3.30%	10.50	18.92	27,183,377	483,947,543	12.29%	15.37%	5.38%
	2018		0.60%	3.30%	9.43	16.51	30,278,073	471,959,619	-7.32%	-4.87%	4.81%
	2017		0.60%	3.20%	12.99	17.77	34,344,379	567,940,664	6.22%	9.01%	4.14%
	2016		0.60%	3.20%	12.23	16.69	37,309,015	571,348,724	10.43%	13.34%	4.55%
	2015		0.60%	3.20%	11.08	15.07	40,053,489	546,576,674	-9.98%	-7.66%	4.65%
Franklin Income VIP Fund - Class 4
	2019		0.10%	3.05%	10.80	12.67	8,805,135	105,390,148	12.73%	15.93%	5.09%
	2018		0.10%	2.90%	10.07	10.93	6,771,298	70,769,556	-7.15%	-4.51%	4.54%
	2017		0.10%	2.90%	10.71	11.25	4,684,359	51,699,616	7.76%	9.22%	3.70%
	2016		0.30%	1.65%	9.94	10.30	2,486,241	24,996,694	12.01%	13.53%	4.24%
	2015		0.30%	1.65%	8.87	9.07	1,871,191	16,724,357	-8.67%	-7.42%	4.36%
Franklin Mutual Shares VIP Fund - Class 1
	2019		0.35%	0.80%	12.76	13.53	54,224	715,481	21.94%	22.49%	2.10%
	2018		0.35%	0.80%	10.56	11.05	53,834	582,190	-9.22%	-9.17%	2.33%
	2017		0.35%	0.40%	12.18	12.18	71,025	860,472	8.20%	8.20%	2.52%
	2016		0.40%	0.40%	11.25	11.25	56,610	637,050	15.89%	15.89%	2.89%
	2015	2/12/15	0.40%	0.80%	9.65	9.71	4,409	42,696	-8.56%	-7.14%	4.45%
Franklin Mutual Shares VIP Fund - Class 2
	2019		0.60%	3.25%	11.42	21.22	36,127,419	643,775,979	18.65%	21.84%	1.81%
	2018		0.60%	3.25%	9.61	17.42	40,190,663	591,454,706	-11.97%	-9.61%	2.34%
	2017		0.60%	3.25%	13.59	19.64	44,497,302	728,816,598	4.94%	7.70%	2.24%
	2016		0.60%	3.20%	12.90	18.67	47,911,586	732,978,896	12.40%	15.36%	1.83%
	2015		0.60%	3.20%	11.42	16.57	54,160,493	722,209,227	-7.93%	-5.50%	3.06%
Franklin Mutual Shares VIP Fund - Class 4
	2019		0.10%	3.10%	10.87	13.34	2,882,792	35,459,669	18.70%	22.31%	1.86%
	2018		0.10%	3.10%	9.78	10.92	2,301,086	23,524,946	-11.94%	-9.25%	2.61%
	2017		0.10%	3.10%	11.48	12.06	1,435,367	16,484,322	6.48%	7.93%	2.42%
	2016		0.30%	1.65%	10.79	11.18	504,067	5,503,180	14.04%	15.59%	1.71%
	2015		0.30%	1.65%	9.46	9.54	361,025	3,439,996	-6.60%	-6.09%	3.76%
Franklin Rising Dividends VIP Fund - Class 1
	2019		0.35%	0.40%	15.00	17.43	53,275	883,704	29.07%	29.13%	1.48%
	2018		0.35%	0.40%	11.61	13.51	45,370	601,230	-5.22%	-5.17%	1.55%
	2017		0.35%	0.40%	14.25	14.25	49,056	693,179	20.37%	20.37%	1.76%
	2016		0.40%	0.80%	11.84	11.84	54,805	648,697	15.86%	15.86%	1.41%
	2015		0.40%	0.40%	10.22	10.22	39,479	403,470	-3.80%	-3.80%	1.79%
Franklin Rising Dividends VIP Fund - Class 4
	2019		0.10%	1.65%	11.94	17.20	2,162,980	32,977,397	27.04%	29.03%	1.13%
	2018		0.10%	1.65%	11.79	13.36	1,708,026	21,457,458	-6.72%	-5.26%	1.16%
	2017		0.10%	1.65%	13.45	14.13	1,650,892	22,517,549	18.43%	20.04%	1.48%
	2016		0.30%	1.65%	11.35	11.77	1,393,866	16,009,437	14.04%	15.59%	1.12%
	2015		0.30%	1.65%	9.96	10.18	812,411	8,143,641	-5.33%	-4.03%	1.44%
Franklin Small Cap Value VIP Fund - Class 1
	2019		0.35%	0.75%	13.36	14.45	43,860	615,116	25.78%	26.28%	1.31%
	2018		0.35%	0.75%	10.72	11.45	33,254	373,521	-13.04%	-12.99%	1.16%
	2017		0.35%	0.80%	12.98	13.17	47,120	616,408	10.03%	10.47%	0.79%
	2016		0.40%	0.80%	11.92	11.92	32,106	382,591	30.02%	30.02%	0.96%
	2015		0.40%	0.40%	9.17	9.17	29,834	273,520	-7.55%	-7.55%	0.91%
Franklin Small Cap Value VIP Fund - Class 4
	2019		0.10%	1.65%	10.60	14.41	717,767	9,346,379	24.16%	26.10%	0.91%
	2018		0.10%	1.65%	10.63	11.48	593,847	6,370,979	-14.43%	-13.09%	0.73%
	2017		0.10%	1.65%	12.43	13.05	570,206	7,200,733	8.75%	10.23%	0.43%
	2016		0.30%	1.65%	11.43	11.84	515,803	5,963,669	27.99%	29.73%	0.56%
	2015		0.30%	1.65%	8.93	9.13	256,182	2,302,665	-9.03%	-7.79%	0.57%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Small-Mid Cap Growth VIP Fund - Class 1
	2019		0.35%	0.75%	$14.83	$16.39	48,238	$730,956	31.28%	31.34%	0.00%
	2018		0.35%	0.40%	11.29	12.48	32,393	382,682	-5.53%	-5.49%	0.00%
	2017		0.35%	0.80%	13.03	13.22	18,010	234,958	20.78%	21.26%	0.00%
	2016		0.40%	0.80%	10.90	10.90	18,342	199,812	3.99%	3.99%	0.00%
	2015	2/12/15	0.40%	0.40%	10.48	10.48	499	5,227	-6.30%	-6.30%	0.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 4
	2019		0.10%	1.65%	11.45	16.16	555,448	7,984,799	29.12%	31.13%	0.00%
	2018		0.10%	1.65%	11.60	12.35	477,717	5,536,817	-7.01%	-5.55%	0.00%
	2017		0.10%	1.65%	12.47	13.10	431,083	5,462,010	19.32%	20.94%	0.00%
	2016		0.30%	1.65%	10.45	10.83	305,816	3,236,354	2.33%	3.72%	0.00%
	2015		0.30%	1.65%	10.21	10.31	203,997	2,101,188	-4.36%	-3.83%	0.00%
Goldman Sachs VIT Government Money Market Fund - Institutional Shares
	2019		0.40%	0.80%	10.04	10.27	47,589	486,543	1.30%	1.71%	2.09%
	2018		0.40%	0.80%	9.91	10.10	62,918	633,355	0.92%	1.33%	1.73%
	2017		0.40%	0.80%	9.82	9.96	45,870	456,074	-0.04%	0.36%	0.75%
	2016		0.40%	0.80%	9.93	9.93	145,114	1,434,296	-0.11%	-0.11%	0.29%
	2015		0.40%	0.40%	9.94	9.94	83,411	829,040	-0.37%	-0.37%	0.02%
Goldman Sachs VIT Government Money Market Fund - Service Shares
	2019		0.30%	1.65%	9.47	10.22	2,491,076	24,395,322	0.20%	1.56%	1.84%
	2018		0.30%	1.65%	9.45	10.06	2,387,748	23,299,366	-0.18%	1.18%	1.46%
	2017		0.30%	1.65%	9.47	9.95	3,611,288	34,978,630	-1.13%	0.21%	0.49%
	2016		0.30%	1.65%	9.58	9.93	4,889,010	47,465,080	-1.60%	-0.26%	0.04%
	2015		0.30%	1.65%	9.73	9.95	3,667,090	35,943,941	-1.63%	-0.30%	0.01%
Goldman Sachs VIT Large Cap Value Fund - Service Shares
	2019		0.60%	2.60%	18.48	27.99	5,538,746	141,063,268	22.39%	24.86%	1.21%
	2018		0.60%	2.60%	15.09	22.42	6,191,236	126,845,108	-11.08%	-9.27%	1.00%
	2017		0.60%	2.60%	16.96	24.59	6,809,713	154,363,612	6.76%	8.85%	1.40%
	2016		0.65%	2.60%	15.88	22.59	7,309,129	152,708,651	8.43%	10.56%	1.70%
	2015		0.65%	2.60%	14.64	20.44	8,058,914	152,745,824	-7.03%	-5.20%	1.17%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
	2019		0.95%	1.65%	9.06	10.10	249,085	2,333,418	6.83%	7.58%	2.61%
	2018		0.95%	1.65%	8.48	8.70	249,024	2,161,499	-8.62%	-8.11%	2.22%
	2017		1.10%	1.65%	9.28	9.47	257,412	2,427,961	3.42%	3.99%	2.03%
	2016		0.30%	1.65%	8.97	9.10	282,396	2,561,128	-1.37%	-0.82%	0.72%
	2015		1.10%	1.65%	9.09	9.18	273,286	2,503,876	-6.44%	-5.93%	2.33%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares
	2019		0.35%	0.75%	9.94	10.58	68,465	720,081	8.29%	8.73%	4.63%
	2018		0.35%	0.75%	9.14	9.73	21,054	202,565	-7.44%	-7.06%	3.47%
	2017		0.35%	0.80%	9.70	9.84	10,683	107,351	4.76%	5.18%	3.00%
	2016		0.40%	0.80%	9.36	9.36	6,083	56,608	0.12%	0.12%	1.90%
	2015		0.40%	0.40%	9.35	9.35	3,042	28,443	-4.89%	-4.89%	2.10%
Goldman Sachs VIT Strategic Income Fund - Advisor Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.17%
	2017		0.10%	1.65%	8.96	9.41	536,343	4,879,730	-3.92%	-2.62%	0.77%
	2016		0.30%	1.65%	9.33	9.46	536,717	5,058,570	-0.91%	-0.36%	1.96%
	2015		1.10%	1.65%	9.41	9.50	393,476	3,727,127	-3.85%	-3.32%	2.81%
Goldman Sachs VIT Strategic Income Fund - Institutional Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.66%
	2017		0.40%	0.40%	9.52	9.52	2,368	22,542	-2.43%	-2.43%	1.04%
	2016	9/28/16	0.40%	0.40%	9.75	9.75	2,517	24,556	0.75%	0.75%	1.14%
Guggenheim VT Long Short Equity
	2019		0.10%	1.65%	9.58	11.19	378,329	4,043,131	3.81%	5.43%	0.57%
	2018		0.10%	1.65%	9.92	10.64	365,543	3,736,544	-14.36%	-13.02%	0.00%
	2017		0.10%	1.65%	11.67	12.25	405,110	4,812,811	12.97%	14.51%	0.34%
	2016		0.30%	1.65%	10.33	10.70	323,154	3,383,496	-0.99%	0.35%	0.00%
	2015		0.30%	1.65%	10.46	10.65	331,382	3,484,473	-0.25%	0.86%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Guggenheim VT Multi-Hedge Strategies
	2019		0.10%	1.65%	$9.97	$10.76	473,670	$4,851,999	3.29%	4.70%	2.38%
	2018		0.30%	1.65%	9.65	10.27	477,558	4,710,177	-6.63%	-5.36%	0.00%
	2017		0.30%	1.65%	10.33	10.85	448,100	4,707,985	1.98%	3.37%	0.00%
	2016		0.30%	1.65%	10.13	10.47	403,607	4,142,436	-2.11%	-0.88%	0.08%
	2015		0.40%	1.65%	10.38	10.57	335,852	3,504,194	0.33%	1.44%	0.65%
Hartford Capital Appreciation HLS Fund - Class IA
	2019		0.40%	0.40%	16.39	16.39	4,672	76,568	30.76%	30.76%	1.23%
	2018		0.40%	0.40%	12.53	12.53	4,665	58,474	-7.33%	-7.33%	0.75%
	2017		0.40%	0.40%	13.52	13.52	7,331	99,163	21.65%	21.65%	1.12%
	2016		0.40%	0.40%	11.12	11.12	7,326	81,462	5.10%	5.10%	1.06%
	2015		0.40%	0.40%	10.58	10.58	7,552	79,900	0.62%	0.62%	1.08%
Hartford Capital Appreciation HLS Fund - Class IC
	2019		0.10%	1.65%	11.48	16.03	968,891	13,944,694	28.49%	30.50%	1.01%
	2018		0.10%	1.65%	10.24	12.30	899,996	10,465,181	-8.93%	-7.51%	0.44%
	2017		0.10%	1.65%	12.69	13.33	926,942	11,917,596	19.52%	21.14%	0.73%
	2016		0.30%	1.65%	10.62	11.00	806,703	8,649,304	3.27%	4.67%	0.76%
	2015		0.30%	1.65%	10.28	10.37	590,300	6,107,986	-1.12%	-0.57%	0.83%
Invesco Oppenheimer V.I. Global Fund - Series II Shares
	2019		0.65%	2.55%	19.83	38.43	258,694	8,582,552	28.60%	30.60%	0.63%
	2018		0.65%	2.20%	15.40	29.42	297,879	7,555,174	-15.28%	-13.95%	0.76%
	2017		0.65%	2.20%	18.15	34.20	304,884	9,047,815	33.36%	35.44%	0.73%
	2016		0.65%	2.20%	13.59	25.25	354,127	7,763,619	-2.33%	-0.80%	0.72%
	2015		0.65%	2.20%	13.89	25.45	360,739	7,985,822	1.42%	3.00%	1.06%
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares
	2019		0.35%	0.80%	11.48	12.45	67,327	803,467	27.58%	28.15%	1.04%
	2018		0.35%	0.80%	9.00	9.72	59,304	548,576	-20.06%	-19.70%	1.15%
	2017		0.35%	0.80%	11.26	11.42	123,723	1,458,185	25.29%	25.79%	1.02%
	2016		0.40%	0.80%	8.99	9.08	58,733	532,819	-2.90%	-2.51%	1.04%
	2015		0.40%	0.80%	9.26	9.32	59,618	554,988	2.61%	3.02%	1.19%
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
	2019		0.10%	1.65%	9.81	12.91	1,475,585	16,258,622	25.86%	27.82%	0.71%
	2018		0.10%	1.65%	8.58	10.10	1,423,208	12,469,156	-20.87%	-19.63%	0.60%
	2017		0.10%	1.65%	10.85	11.39	1,242,004	13,750,691	24.38%	26.07%	1.19%
	2016		0.30%	1.65%	8.72	9.04	964,138	8,511,287	-4.31%	-3.01%	0.77%
	2015		0.30%	1.65%	9.11	9.20	645,587	5,928,744	1.42%	1.99%	0.70%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series I Shares
	2019		0.35%	0.75%	13.76	15.68	38,838	571,950	25.53%	26.03%	0.20%
	2018		0.35%	0.75%	11.07	12.45	51,206	620,961	-10.68%	-10.64%	0.28%
	2017		0.35%	0.40%	13.93	13.93	43,802	605,697	13.70%	13.70%	0.84%
	2016		0.40%	0.40%	12.25	12.25	39,236	480,830	17.58%	17.58%	0.49%
	2015	1/20/15	0.40%	0.40%	10.42	10.42	3,478	36,248	-2.86%	-2.86%	1.20%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series II Shares
	2019		0.10%	1.65%	10.63	15.54	1,195,112	17,135,467	24.07%	26.01%	0.00%
	2018		0.10%	1.65%	11.54	12.36	949,678	11,092,256	-12.00%	-10.63%	0.06%
	2017		0.10%	1.65%	13.19	13.86	793,691	10,623,910	12.05%	13.57%	0.62%
	2016		0.30%	1.65%	11.77	12.20	676,356	8,052,027	15.75%	17.32%	0.23%
	2015		0.30%	1.65%	10.17	10.26	438,963	4,495,929	-7.63%	-7.12%	0.68%
Invesco V.I. American Franchise Fund - Series I Shares
	2019		1.40%	1.80%	9.96	16.96	158,174	2,557,796	34.31%	34.86%	0.00%
	2018		1.40%	1.80%	7.41	12.58	180,290	2,134,044	-5.35%	-4.96%	0.00%
	2017		1.40%	1.80%	7.83	13.24	217,758	2,712,314	25.07%	25.57%	0.08%
	2016		1.40%	1.80%	6.26	10.54	247,786	2,457,377	0.44%	0.85%	0.00%
	2015		1.40%	1.80%	6.23	10.45	259,703	2,552,845	3.13%	3.55%	0.00%
Invesco V.I. American Franchise Fund - Series II Shares
	2019		1.35%	2.45%	21.75	30.11	74,439	1,682,864	33.14%	34.73%	0.00%
	2018		1.30%	2.45%	16.25	22.35	78,152	1,328,366	-6.18%	-5.11%	0.00%
	2017		1.35%	2.45%	17.23	23.55	83,516	1,494,190	24.33%	25.36%	0.00%
	2016		1.35%	2.15%	13.82	18.79	88,012	1,262,042	-0.15%	0.65%	0.00%
	2015		1.30%	2.15%	13.81	18.79	97,067	1,394,206	2.52%	3.41%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares
	2019		0.35%	0.75%	$11.55	$12.76	117,307	$1,376,482	14.35%	14.80%	0.00%
	2018		0.35%	0.75%	10.20	11.12	64,161	657,219	-6.83%	-6.79%	1.57%
	2017		0.35%	0.40%	11.93	11.93	66,358	741,488	9.72%	9.72%	6.19%
	2016		0.40%	0.40%	10.88	10.88	16,502	179,469	11.19%	11.19%	0.39%
	2015		0.40%	0.80%	9.72	9.78	18,541	181,221	-4.86%	-4.48%	4.38%
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
	2019		0.10%	1.65%	10.41	12.37	1,158,549	13,686,453	13.00%	14.77%	0.00%
	2018		0.10%	1.65%	10.37	10.84	1,119,612	11,799,469	-8.24%	-7.36%	1.29%
	2017		0.30%	1.65%	11.30	11.87	1,218,734	13,988,224	8.03%	9.50%	4.05%
	2016		0.30%	1.65%	10.46	10.84	1,087,000	11,500,595	9.69%	11.18%	0.19%
	2015		0.30%	1.65%	9.54	9.75	629,069	6,040,193	-5.97%	-4.68%	5.22%
Invesco V.I. Comstock Fund - Series I Shares
	2019		0.35%	0.40%	14.34	14.85	20,436	297,683	24.80%	24.86%	2.16%
	2018		0.35%	0.40%	11.90	11.90	12,328	145,372	-12.51%	-12.51%	1.80%
	2017		0.40%	0.40%	13.60	13.60	8,926	121,431	17.38%	17.38%	2.19%
	2016		0.40%	0.40%	11.59	11.59	10,970	127,171	16.83%	16.83%	1.75%
	2015	1/20/15	0.40%	0.40%	9.92	9.92	7,665	76,058	-3.10%	-3.10%	2.59%
Invesco V.I. Comstock Fund - Series II Shares
	2019		0.10%	1.65%	10.40	14.73	596,983	8,185,352	22.90%	24.82%	1.77%
	2018		0.10%	1.65%	11.11	11.83	548,969	6,209,675	-13.80%	-12.45%	1.57%
	2017		0.10%	1.65%	12.88	13.54	409,711	5,376,964	15.65%	17.22%	2.15%
	2016		0.30%	1.65%	11.19	11.55	319,390	3,609,131	15.25%	16.64%	1.29%
	2015		0.30%	1.50%	9.71	9.90	230,234	2,250,576	-7.59%	-6.46%	2.16%
Invesco V.I. Core Equity Fund - Series I Shares
	2019		1.40%	2.35%	13.73	26.88	296,838	5,603,944	25.97%	27.17%	0.92%
	2018		1.40%	2.35%	10.84	21.30	335,446	5,001,761	-11.50%	-10.66%	0.89%
	2017		1.40%	2.35%	12.18	24.02	375,246	6,275,565	10.55%	11.60%	1.01%
	2016		1.40%	2.35%	10.96	21.68	439,891	6,615,056	7.70%	8.73%	0.70%
	2015		1.40%	2.35%	10.12	20.09	491,817	6,827,267	-7.96%	-7.08%	1.10%
Invesco V.I. Core Equity Fund - Series II Shares
	2019		1.30%	2.65%	19.85	27.46	61,289	1,326,705	25.30%	27.00%	0.17%
	2018		1.30%	2.65%	15.73	21.62	68,621	1,170,191	-11.89%	-10.78%	0.00%
	2017		1.30%	2.55%	17.74	24.23	75,828	1,453,158	10.04%	11.42%	0.78%
	2016		1.30%	2.55%	16.03	21.75	91,692	1,584,442	7.25%	8.60%	0.45%
	2015		1.30%	2.55%	14.86	20.03	109,222	1,779,813	-8.37%	-7.22%	0.85%
Invesco V.I. Diversified Dividend Fund - Series I Shares
	2019		0.35%	0.40%	12.91	15.33	58,955	768,072	24.59%	24.65%	3.16%
	2018		0.35%	0.40%	10.35	12.31	37,564	394,884	-7.94%	-7.90%	3.78%
	2017		0.35%	0.40%	13.37	13.37	8,895	106,527	8.14%	8.14%	1.48%
	2016		0.40%	0.40%	12.36	12.36	2,580	31,899	14.36%	14.36%	0.84%
	2015		0.40%	0.40%	10.81	10.81	2,670	28,870	1.66%	1.66%	1.74%
Invesco V.I. Diversified Dividend Fund - Series II Shares
	2019		0.10%	1.65%	11.53	15.29	1,324,608	18,959,768	22.73%	24.65%	2.66%
	2018		0.10%	1.65%	10.55	12.32	1,465,453	17,127,260	-9.32%	-7.90%	2.16%
	2017		0.10%	1.65%	12.66	13.30	1,528,267	19,649,940	6.57%	8.02%	1.54%
	2016		0.30%	1.65%	11.88	12.31	1,337,202	16,087,887	12.66%	14.19%	1.29%
	2015		0.30%	1.65%	10.55	10.78	500,906	5,324,096	0.15%	1.52%	1.95%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares
	2019		0.35%	1.85%	14.45	16.72	373,549	5,460,830	27.89%	28.34%	2.40%
	2018		0.35%	0.70%	11.26	13.03	65,725	749,917	-8.24%	-8.20%	2.25%
	2017		0.35%	0.40%	14.20	14.20	4,928	69,192	18.11%	18.11%	0.80%
	2016		0.40%	0.40%	12.02	12.02	2,387	28,707	13.79%	13.79%	0.88%
	2015	1/20/15	0.40%	0.40%	10.57	10.57	894	9,448	-0.71%	-0.71%	1.91%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
	2019		0.10%	3.30%	11.43	16.58	13,948,568	196,609,698	24.29%	28.33%	1.67%
	2018		0.10%	3.30%	10.74	12.95	9,815,299	110,864,159	-11.09%	-8.20%	1.14%
	2017		0.10%	3.30%	13.45	14.13	5,966,643	75,567,257	16.39%	17.97%	0.92%
	2016		0.30%	1.65%	11.56	11.98	1,336,793	15,623,413	12.08%	13.60%	0.41%
	2015		0.30%	1.65%	10.31	10.55	851,935	8,844,073	-4.51%	-3.21%	1.64%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Equity and Income Fund - Series I Shares
	2019		0.35%	0.35%	$12.99	$12.99	3,527	$45,823	19.94%	19.94%	2.55%
	2018		0.35%	0.35%	10.83	10.83	3,693	39,997	-9.82%	-9.82%	2.20%
	2017		0.35%	0.35%	12.01	12.01	3,875	46,538	10.65%	10.65%	1.89%
	2016	11/11/16	0.40%	0.40%	11.79	11.79	1,537	18,139	3.99%	3.99%	0.00%
Invesco V.I. Equity and Income Fund - Series II Shares
	2019		0.10%	1.65%	10.60	13.97	922,561	12,115,489	18.05%	19.89%	2.17%
	2018		0.10%	1.65%	10.64	11.67	1,199,440	13,403,180	-11.21%	-9.82%	1.98%
	2017		0.10%	1.65%	12.35	12.97	1,254,798	15,729,297	8.97%	10.45%	1.69%
	2016		0.30%	1.65%	11.33	11.74	658,431	7,539,819	12.96%	14.51%	1.59%
	2015		0.30%	1.65%	10.03	10.12	443,458	4,477,860	-4.18%	-3.65%	3.30%
Invesco V.I. International Growth Fund - Series I Shares
	2019		0.35%	3.20%	11.55	32.68	118,734	2,081,486	24.77%	28.13%	1.50%
	2018		0.35%	3.00%	9.14	25.89	128,582	1,837,051	-17.24%	-15.32%	2.08%
	2017		0.40%	2.70%	10.93	26.72	130,870	2,274,702	19.73%	22.51%	1.41%
	2016		0.40%	2.70%	9.04	22.09	129,560	1,937,875	-3.10%	-0.85%	1.23%
	2015		0.40%	2.70%	9.40	22.56	149,912	2,279,644	-4.18%	-2.73%	1.47%
Invesco V.I. International Growth Fund - Series II Shares
	2019		0.10%	3.30%	10.50	32.11	3,354,808	75,031,915	24.08%	28.11%	1.34%
	2018		0.10%	3.30%	8.40	25.37	2,963,605	52,694,832	-17.92%	-15.29%	1.94%
	2017		0.10%	3.25%	11.01	30.31	2,328,323	48,910,426	19.16%	22.36%	1.36%
	2016		0.30%	2.95%	9.09	25.02	1,858,589	31,241,116	-3.58%	-0.99%	1.14%
	2015		0.30%	3.00%	9.27	25.52	1,393,853	24,503,635	-5.45%	-2.91%	1.56%
Ivy VIP Asset Strategy Portfolio - Class I
	2019		0.35%	0.35%	13.24	13.24	670	8,877	21.66%	21.66%	2.35%
	2018	8/6/18	0.35%	0.35%	10.89	10.89	708	7,705	-9.58%	-9.58%	2.00%
Ivy VIP Asset Strategy Portfolio - Class II
	2019		0.10%	1.65%	10.82	11.74	849,518	9,490,457	19.79%	21.41%	2.20%
	2018		0.30%	1.65%	9.08	9.67	851,234	7,879,012	-6.99%	-5.72%	1.82%
	2017		0.30%	1.65%	9.76	10.25	915,038	9,072,599	16.34%	17.92%	1.56%
	2016		0.30%	1.65%	8.39	8.70	1,016,225	8,628,074	-4.16%	-2.87%	0.56%
	2015		0.30%	1.65%	8.76	8.95	1,097,627	9,680,546	-9.85%	-8.62%	0.35%
Ivy VIP Energy Portfolio - Class I
	2019		0.35%	0.35%	6.70	6.70	2,231	14,949	3.37%	3.37%	0.00%
	2018	9/14/18	0.35%	0.35%	6.48	6.48	4,746	30,770	-34.42%	-34.42%	0.00%
Ivy VIP Energy Portfolio - Class II
	2019		0.30%	1.65%	4.64	6.17	932,942	4,513,862	1.78%	3.17%	0.00%
	2018		0.10%	1.65%	4.56	4.86	1,101,642	5,176,189	-35.22%	-34.33%	0.00%
	2017		0.30%	1.65%	7.04	7.39	920,785	6,592,006	-14.07%	-12.91%	0.81%
	2016		0.30%	1.65%	8.19	8.49	885,207	7,342,074	32.35%	34.15%	0.11%
	2015		0.30%	1.65%	6.19	6.33	638,180	3,978,380	-23.42%	-22.38%	0.04%
Ivy VIP High Income Portfolio - Class I
	2019		0.35%	2.05%	11.53	12.13	127,416	1,539,452	9.45%	11.11%	7.05%
	2018		0.35%	1.85%	10.53	10.92	73,028	795,402	-3.66%	-2.21%	2.58%
	2017	7/21/17	0.35%	1.85%	10.93	11.16	9,557	106,102	0.29%	1.40%	0.00%
Ivy VIP High Income Portfolio - Class II
	2019		0.10%	1.65%	10.51	12.17	2,043,226	23,476,122	9.37%	11.08%	6.66%
	2018		0.10%	1.65%	10.31	10.98	1,835,107	19,275,895	-3.72%	-2.21%	6.24%
	2017		0.10%	1.65%	10.71	11.25	1,733,883	18,863,644	4.93%	6.36%	5.23%
	2016		0.30%	1.65%	10.21	10.58	1,227,172	12,676,987	14.29%	15.84%	6.26%
	2015		0.30%	1.65%	8.93	9.01	839,949	7,556,617	-8.04%	-7.53%	5.25%
Ivy VIP Micro Cap Growth Portfolio - Class I
	2017	8/22/17	0.35%	0.35%	11.64	11.64	9,220	107,335	7.69%	7.69%	0.00%
Ivy VIP Micro Cap Growth Portfolio - Class II
	2017		0.10%	1.65%	11.27	11.84	348,136	4,000,567	7.05%	8.50%	0.00%
	2016		0.30%	1.65%	10.53	10.91	288,852	3,081,159	11.44%	12.95%	0.00%
	2015		0.30%	1.65%	9.45	9.66	159,405	1,517,813	-10.65%	-9.43%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Ivy VIP Mid Cap Growth Portfolio - Class I
	2019		0.35%	1.85%	$16.37	$17.94	227,557	$3,908,581	35.75%	37.80%	0.00%
	2018		0.35%	1.85%	12.46	12.46	167,791	2,093,134	-0.30%	-0.30%	0.00%
	2017	7/24/17	0.50%	0.50%	12.50	12.50	30,953	386,773	10.48%	10.48%	0.00%
Ivy VIP Mid Cap Growth Portfolio - Class II
	2019		0.10%	1.70%	12.38	18.50	941,618	15,508,733	35.62%	37.80%	0.00%
	2018		0.10%	1.70%	12.54	13.45	780,829	9,897,191	-1.74%	-0.16%	0.00%
	2017		0.10%	1.70%	12.77	13.50	603,080	7,888,739	24.76%	26.52%	0.00%
	2016		0.30%	1.70%	10.23	10.67	437,303	4,559,877	4.33%	5.80%	0.00%
	2015		0.30%	1.70%	9.89	9.96	298,128	2,963,011	-7.18%	-6.34%	0.00%
Ivy VIP Science and Technology Portfolio - Class I
	2019		0.35%	0.75%	19.09	19.09	29,985	570,415	49.34%	49.34%	0.00%
	2018		0.35%	0.35%	12.78	12.78	22,486	287,444	-5.33%	-5.33%	0.00%
	2017	9/11/17	0.35%	0.35%	13.50	13.50	11,446	154,563	4.71%	4.71%	0.00%
Ivy VIP Science and Technology Portfolio - Class II
	2019		0.10%	1.65%	12.90	19.61	2,059,771	36,260,046	47.04%	49.33%	0.00%
	2018		0.10%	1.65%	12.08	13.13	1,878,130	22,916,679	-6.79%	-5.33%	0.00%
	2017		0.10%	1.65%	12.96	13.62	1,597,622	21,104,987	29.96%	31.72%	0.00%
	2016		0.30%	1.65%	9.98	10.34	1,117,303	11,286,325	-0.12%	1.24%	0.00%
	2015		0.30%	1.65%	9.99	10.21	958,066	9,642,947	-4.47%	-3.17%	0.00%
Ivy VIP Small Cap Growth Portfolio - Class I
	2019		0.35%	0.35%	15.02	15.02	13,457	202,151	23.24%	23.24%	0.00%
	2018	11/2/18	0.35%	0.35%	12.19	12.19	13,197	160,850	-12.29%	-12.29%	0.00%
Ivy VIP Small Cap Growth Portfolio - Class II
	2019		0.10%	1.65%	11.25	15.23	468,639	6,437,305	21.35%	23.25%	0.00%
	2018	11/2/18	0.10%	1.65%	9.20	12.39	437,543	5,159,425	-12.51%	-12.29%	0.00%
Janus Henderson Balanced Portfolio - Service Shares
	2019		1.30%	2.75%	19.00	32.33	498,402	15,219,007	18.96%	20.69%	1.66%
	2018		1.30%	2.75%	15.96	26.79	505,687	12,820,064	-2.30%	-0.87%	1.80%
	2017		1.30%	2.75%	16.33	27.02	552,754	14,184,144	14.99%	16.61%	1.37%
	2016		1.30%	2.70%	14.20	23.18	607,858	13,427,070	1.54%	2.98%	1.79%
	2015		1.30%	2.70%	13.98	22.53	640,870	13,858,969	-2.26%	-0.89%	1.36%
Janus Henderson Enterprise Portfolio - Service Shares
	2019		1.30%	2.65%	36.56	64.74	132,885	7,137,194	31.63%	33.41%	0.05%
	2018		1.30%	2.65%	26.76	48.53	149,727	6,071,716	-3.26%	-1.94%	0.11%
	2017		1.30%	2.65%	27.62	49.49	165,010	6,869,000	23.79%	25.45%	0.14%
	2016		1.30%	2.65%	22.28	39.45	188,437	6,272,489	9.17%	10.66%	0.02%
	2015		1.30%	2.65%	20.38	35.65	184,452	5,621,941	1.05%	2.43%	0.53%
Janus Henderson Global Research Portfolio - Service Shares
	2019		1.35%	2.20%	19.73	26.13	28,434	597,262	25.83%	26.98%	0.83%
	2018		1.35%	2.20%	15.63	20.58	37,020	626,421	-9.11%	-8.33%	0.96%
	2017		1.30%	2.20%	17.16	22.66	36,620	680,597	23.93%	25.14%	0.67%
	2016		1.30%	2.20%	13.81	18.11	46,108	685,329	-0.39%	0.49%	0.88%
	2015		1.30%	2.35%	13.83	18.02	51,793	768,416	-4.66%	-3.83%	0.53%
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
	2019		0.35%	2.05%	10.71	10.83	410,701	4,426,567	7.42%	7.80%	2.18%
	2018		0.35%	0.70%	9.97	10.04	190,274	1,905,578	-0.65%	-0.30%	2.20%
	2017	4/4/17	0.35%	0.70%	10.03	10.07	82,448	829,860	0.32%	2.08%	2.00%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
	2019		0.10%	3.30%	9.78	10.85	12,977,026	134,203,891	4.37%	7.76%	2.19%
	2018		0.10%	3.30%	9.40	10.04	8,070,092	78,588,013	-3.32%	-0.33%	2.18%
	2017	1/9/17	0.10%	3.45%	9.69	10.07	4,769,037	47,244,356	-1.34%	2.35%	1.73%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
	2019		0.30%	2.85%	11.29	12.69	432,375	5,174,838	13.36%	16.22%	2.04%
	2018		0.30%	2.95%	9.96	10.92	549,211	5,691,991	-8.90%	-6.59%	0.00%
	2017		0.30%	2.80%	10.93	11.68	524,453	5,931,871	13.63%	16.49%	1.52%
	2016		0.30%	2.80%	9.62	10.03	373,705	3,671,654	2.91%	5.53%	3.03%
	2015	5/27/15	0.30%	2.80%	9.35	9.51	211,175	1,992,066	-7.28%	1.05%	3.60%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
JPMorgan Insurance Trust Income Builder Portfolio - Class 1
	2019		0.35%	0.35%	$12.10	$12.10	28,554	$345,550	14.16%	14.16%	4.51%
	2018		0.35%	0.35%	10.60	10.60	4,859	51,509	-4.97%	-4.97%	0.00%
	2017	5/10/17	0.35%	0.35%	11.15	11.15	5,016	55,956	6.39%	6.39%	3.73%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
	2019		0.10%	1.65%	10.71	12.24	392,098	4,466,970	12.40%	14.15%	3.27%
	2018		0.10%	1.65%	10.22	10.74	302,417	3,101,853	-6.47%	-5.01%	0.00%
	2017		0.10%	1.65%	10.93	11.33	190,873	2,108,619	9.88%	11.37%	4.30%
	2016		0.30%	1.65%	9.95	10.18	118,680	1,187,403	4.46%	5.88%	3.93%
	2015	6/15/15	0.30%	1.65%	9.52	9.61	26,561	253,706	-3.06%	1.01%	5.80%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1
	2016		0.40%	0.40%	11.64	11.64	13,142	152,944	11.58%	11.58%	0.43%
	2015		0.40%	0.40%	10.43	10.43	6,432	67,093	-6.25%	-6.25%	0.59%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2
	2016		0.30%	1.65%	11.18	11.59	830,614	9,397,107	9.91%	11.40%	0.51%
	2015		0.30%	1.65%	10.20	10.40	540,453	5,539,019	-7.52%	-6.40%	0.56%
Lincoln iShares® Global Growth Allocation Fund - Standard Class
	2019		0.75%	0.75%	12.85	12.85	45,795	588,554	21.04%	21.04%	2.64%
	2018		0.75%	0.75%	10.62	10.62	46,187	490,404	-7.17%	-7.17%	2.01%
	2017	5/30/17	0.75%	0.75%	11.44	11.44	45,978	525,864	8.32%	8.32%	1.98%
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class
	2019		0.75%	0.75%	12.86	12.86	86,633	1,113,835	20.06%	20.06%	2.13%
	2018		0.75%	0.75%	10.71	10.71	88,973	952,775	-4.28%	-4.28%	2.02%
	2017	5/18/17	0.75%	0.75%	11.19	11.19	71,254	797,154	8.71%	8.71%	1.36%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
	2019		0.10%	1.65%	10.72	13.00	3,154,345	38,351,237	11.50%	13.24%	4.40%
	2018		0.10%	1.65%	10.58	11.50	2,429,178	26,553,598	-5.59%	-4.11%	4.87%
	2017		0.10%	1.65%	11.44	12.02	1,942,368	22,552,589	7.42%	8.88%	5.00%
	2016		0.30%	1.65%	10.65	11.04	1,302,693	14,064,799	10.30%	11.80%	5.41%
	2015		0.30%	1.65%	9.66	9.86	735,945	7,172,203	-3.14%	-1.92%	6.41%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
	2019		0.10%	1.65%	11.61	18.65	1,165,687	18,429,499	29.61%	31.63%	0.00%
	2018		0.10%	1.65%	12.48	14.17	946,779	12,021,337	3.17%	4.78%	0.00%
	2017		0.10%	1.65%	12.09	12.70	575,740	7,089,100	27.80%	29.53%	0.00%
	2016		0.30%	1.65%	9.46	9.81	445,510	4,270,483	-4.20%	-2.90%	0.00%
	2015		0.30%	1.65%	9.88	10.10	358,101	3,564,305	-9.71%	-8.48%	0.00%
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
	2019		0.65%	2.55%	18.13	32.39	469,612	13,446,981	18.46%	20.73%	1.23%
	2018		0.65%	2.55%	15.31	26.83	523,001	12,464,299	-10.47%	-8.75%	1.45%
	2017		0.65%	2.55%	17.10	29.40	570,223	14,973,371	9.81%	11.85%	1.04%
	2016		0.65%	2.55%	15.57	26.28	616,910	14,504,456	12.83%	14.99%	1.04%
	2015		0.65%	2.55%	13.80	22.86	708,620	14,585,552	-5.88%	-4.07%	1.13%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
	2019		0.10%	1.65%	10.30	11.11	3,924,042	41,481,075	3.34%	4.95%	3.74%
	2018		0.10%	1.65%	9.97	10.61	3,308,018	33,646,714	-0.50%	1.05%	3.66%
	2017		0.10%	1.65%	10.02	10.52	2,327,055	23,717,626	0.52%	1.88%	3.96%
	2016		0.30%	1.65%	9.97	10.33	1,718,707	17,339,498	1.78%	3.16%	2.90%
	2015		0.30%	1.65%	9.79	10.01	1,336,246	13,185,468	-1.07%	0.28%	3.95%
LVIP American Balanced Allocation Fund - Service Class
	2019		0.10%	1.65%	10.86	13.54	4,691,616	58,819,179	15.30%	17.10%	2.32%
	2018		0.10%	1.65%	10.88	11.58	4,091,681	45,133,934	-5.96%	-4.49%	1.83%
	2017		0.10%	1.65%	11.57	12.15	3,969,287	46,618,136	12.54%	14.07%	2.50%
	2016		0.30%	1.65%	10.28	10.65	2,397,182	24,891,285	4.10%	5.51%	2.17%
	2015		0.30%	1.65%	9.87	9.96	1,245,806	12,378,996	-2.65%	-2.11%	4.57%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Balanced Allocation Fund - Standard Class
	2019		0.35%	1.70%	$12.61	$16.83	685,092	$9,817,051	15.65%	17.22%	2.90%
	2018		0.35%	1.70%	10.87	14.40	534,965	6,673,855	-5.67%	-4.39%	2.13%
	2017		0.35%	1.70%	12.08	15.11	492,146	6,910,683	12.86%	14.34%	2.48%
	2016		0.40%	1.70%	10.61	13.29	431,415	5,508,061	4.41%	5.78%	1.09%
	2015		0.40%	1.70%	10.14	12.56	756,193	9,397,360	-2.35%	-1.07%	3.03%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
	2019		0.20%	3.25%	13.03	15.89	32,030,137	480,547,031	23.34%	27.11%	3.15%
	2018		0.20%	3.20%	11.02	12.55	28,801,703	343,993,551	-13.66%	-11.38%	0.90%
	2017		0.60%	3.20%	12.76	14.16	24,892,800	338,312,266	9.82%	12.71%	0.96%
	2016		0.60%	3.20%	11.62	12.57	19,746,245	240,375,458	13.74%	16.73%	1.41%
	2015		0.60%	3.20%	10.22	10.76	14,100,392	148,581,982	-7.26%	-4.82%	1.83%
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
	2019		1.30%	2.85%	11.08	12.01	2,858,788	33,991,163	12.69%	14.45%	2.28%
	2018		1.30%	2.85%	9.82	10.49	2,711,429	28,203,436	-6.06%	-4.64%	1.72%
	2017		1.30%	2.80%	10.46	11.00	2,331,383	25,476,512	8.61%	10.25%	1.87%
	2016		1.30%	2.80%	9.63	9.98	2,208,790	21,928,177	1.39%	2.92%	1.88%
	2015		1.30%	2.80%	9.52	9.70	1,471,731	14,213,210	-4.96%	-3.71%	4.02%
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class
	2019		0.65%	0.90%	14.86	15.15	30,174	449,767	15.31%	15.60%	2.55%
	2018		0.65%	0.90%	12.89	13.11	32,040	414,302	-3.93%	-3.69%	1.59%
	2017		0.65%	0.90%	13.42	13.61	53,487	718,787	11.08%	11.35%	2.19%
	2016		0.65%	0.90%	12.08	12.22	54,114	654,522	3.70%	3.96%	1.90%
	2015		0.65%	0.90%	11.65	11.76	48,002	559,801	-2.98%	-2.73%	3.39%
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
	2019		1.30%	2.90%	11.05	12.04	7,126,604	85,049,722	13.62%	15.45%	1.75%
	2018		1.30%	2.90%	9.77	10.45	7,001,878	72,491,760	-6.99%	-5.54%	1.23%
	2017		1.30%	2.85%	10.49	11.04	6,591,782	72,361,912	13.15%	14.86%	1.41%
	2016		1.30%	2.80%	9.27	9.61	6,605,037	63,222,610	0.10%	1.61%	1.36%
	2015		1.30%	2.80%	9.29	9.46	5,697,113	53,755,700	-5.97%	-4.74%	3.99%
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class
	2019		0.65%	1.70%	14.40	15.63	28,100	436,981	15.39%	16.61%	2.09%
	2018		0.65%	1.70%	12.48	13.41	28,726	383,216	-5.58%	-4.58%	1.55%
	2017		0.65%	1.70%	13.22	14.05	29,311	409,997	14.80%	16.01%	1.59%
	2016		0.65%	1.70%	11.52	12.11	55,099	665,837	1.57%	2.64%	1.29%
	2015		0.65%	1.70%	11.34	11.80	77,207	909,822	-4.79%	-3.79%	4.17%
LVIP American Global Growth Fund - Service Class II
	2019		0.20%	3.30%	14.63	29.23	11,691,185	304,248,747	30.40%	34.51%	1.32%
	2018		0.20%	3.30%	11.22	21.82	10,985,346	215,709,417	-12.34%	-9.57%	0.79%
	2017		0.20%	3.30%	16.73	24.22	8,541,589	189,479,395	26.87%	30.21%	0.37%
	2016		0.60%	3.20%	13.19	18.60	6,768,250	117,321,554	-2.92%	-0.37%	0.85%
	2015		0.60%	3.20%	13.59	18.67	6,603,420	116,266,383	3.22%	5.99%	1.61%
LVIP American Global Small Capitalization Fund - Service Class II
	2019		0.20%	3.20%	14.16	22.23	3,627,189	72,776,761	26.88%	30.63%	1.38%
	2018		0.30%	3.20%	10.93	17.07	4,160,325	64,907,233	-13.66%	-11.17%	0.67%
	2017		0.30%	3.15%	12.98	19.28	4,219,426	75,228,776	21.53%	24.67%	0.02%
	2016		0.60%	3.15%	10.68	15.46	4,400,791	63,532,834	-1.47%	1.07%	0.11%
	2015		0.60%	3.15%	10.84	15.26	4,755,786	68,593,027	-3.25%	-0.79%	0.22%
LVIP American Growth Allocation Fund - Service Class
	2019		0.10%	1.65%	10.86	13.96	3,328,354	43,219,315	17.25%	19.08%	2.06%
	2018		0.10%	1.65%	11.04	11.75	3,338,749	37,339,501	-6.89%	-5.43%	1.82%
	2017		0.10%	1.65%	11.85	12.45	2,766,360	33,355,228	15.23%	16.80%	1.80%
	2016		0.30%	1.65%	10.29	10.44	1,939,868	20,197,313	4.34%	4.92%	1.94%
	2015		1.10%	1.65%	9.88	9.95	1,326,973	13,171,250	-2.70%	-2.31%	3.87%
LVIP American Growth Allocation Fund - Standard Class
	2019		0.35%	1.70%	13.17	17.79	339,983	4,668,395	17.59%	19.19%	4.04%
	2018		0.35%	1.70%	11.06	14.96	128,037	1,572,983	-6.60%	-5.33%	2.21%
	2017		0.35%	1.70%	12.56	15.85	98,042	1,336,809	15.58%	17.09%	2.01%
	2016		0.40%	1.70%	10.73	13.56	163,494	2,122,250	4.66%	6.03%	2.18%
	2015		0.40%	1.70%	12.18	12.82	98,140	1,242,794	-2.56%	-1.48%	3.20%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Growth Fund - Service Class II
	2019		0.20%	3.30%	$14.34	$35.85	29,873,629	$952,636,064	26.07%	30.04%	1.92%
	2018		0.20%	3.30%	13.01	27.68	25,698,923	641,674,430	-3.87%	-0.84%	0.43%
	2017		0.20%	3.30%	19.60	28.03	21,103,350	543,233,094	23.80%	27.06%	0.42%
	2016		0.60%	3.20%	15.83	22.06	16,929,026	348,379,865	5.67%	8.45%	0.41%
	2015		0.60%	3.20%	14.98	20.34	16,800,673	321,970,300	3.11%	5.83%	0.26%
LVIP American Growth-Income Fund - Service Class II
	2019		0.20%	3.30%	13.64	32.77	28,746,622	834,035,032	21.62%	25.45%	2.80%
	2018		0.20%	3.30%	12.11	26.23	23,957,899	564,173,304	-5.33%	-2.34%	1.60%
	2017		0.20%	3.30%	19.19	26.96	18,700,432	463,148,709	18.12%	21.23%	1.28%
	2016		0.60%	3.20%	16.25	22.17	14,615,380	303,742,739	7.66%	10.43%	1.59%
	2015		0.65%	3.20%	15.09	20.08	14,377,572	273,014,519	-2.07%	0.46%	1.40%
LVIP American Income Allocation Fund - Standard Class
	2019		0.65%	1.85%	13.74	15.25	5,724	80,110	12.20%	13.55%	2.42%
	2018		0.65%	1.85%	12.25	13.43	6,099	75,876	-4.35%	-3.18%	2.13%
	2017		0.65%	1.85%	12.94	13.87	6,344	82,336	8.41%	9.55%	2.59%
	2016		0.65%	1.70%	12.66	12.66	4,752	57,078	4.94%	4.94%	7.02%
	2015		0.65%	0.65%	12.06	12.06	512	6,182	-1.34%	-1.34%	3.08%
LVIP American International Fund - Service Class II
	2019		0.20%	3.30%	11.37	18.89	14,891,906	251,140,717	18.52%	22.19%	1.37%
	2018		0.20%	3.25%	9.56	15.52	14,438,870	202,542,084	-16.27%	-13.67%	2.85%
	2017		0.20%	3.25%	12.32	18.05	11,645,093	192,818,815	27.51%	30.86%	1.00%
	2016		0.60%	3.20%	9.66	13.79	10,513,716	135,114,710	-0.10%	2.53%	0.95%
	2015		0.60%	3.20%	9.67	13.45	10,872,612	137,660,329	-7.84%	-5.41%	1.39%
LVIP American Preservation Fund - Service Class
	2019		0.10%	1.65%	9.60	10.61	888,500	8,799,619	2.36%	3.96%	1.99%
	2018		0.10%	1.65%	9.38	10.23	809,961	7,804,507	-1.14%	0.40%	1.65%
	2017		0.10%	1.65%	9.49	10.21	748,104	7,257,311	-0.33%	1.02%	1.20%
	2016		0.30%	1.65%	9.52	10.10	745,043	7,237,995	-0.09%	1.26%	1.27%
	2015		0.30%	1.65%	9.53	9.70	340,599	3,307,550	-1.68%	-1.13%	2.23%
LVIP American Preservation Fund - Standard Class
	2019		0.40%	1.90%	9.67	10.76	21,681	221,984	2.45%	3.99%	1.79%
	2018		0.40%	1.90%	9.44	10.25	18,838	186,960	-1.04%	0.25%	1.98%
	2017		0.60%	1.90%	9.54	10.22	13,101	127,785	-0.22%	1.08%	1.56%
	2016		0.60%	1.90%	9.56	10.11	12,117	118,019	0.00%	1.31%	2.38%
	2015		0.60%	1.90%	9.56	9.98	8,177	81,310	-1.58%	-0.29%	1.25%
LVIP AQR Enhanced Global Strategies Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.90%
	2015		0.30%	1.65%	10.31	10.51	247,690	2,566,129	0.18%	1.39%	1.84%
LVIP AQR Enhanced Global Strategies Fund - Standard Class
	2015		0.40%	0.40%	10.54	10.54	1,350	14,227	1.55%	1.55%	1.53%
LVIP Baron Growth Opportunities Fund - Service Class
	2019		0.10%	3.45%	14.19	35.07	9,348,593	262,267,497	31.76%	36.25%	0.00%
	2018		0.10%	3.45%	11.29	26.48	9,056,833	190,412,417	-7.05%	-4.03%	0.00%
	2017		0.10%	3.30%	13.62	28.39	8,384,298	187,355,105	23.23%	26.86%	0.00%
	2016		0.30%	3.20%	10.74	22.98	8,462,121	151,579,853	2.25%	5.25%	0.45%
	2015		0.30%	3.20%	10.20	22.42	9,602,526	165,654,313	-7.77%	-5.06%	0.00%
LVIP Baron Growth Opportunities Fund - Standard Class
	2019		0.35%	0.80%	16.15	17.89	63,884	1,106,079	35.64%	36.25%	0.00%
	2018		0.35%	0.80%	12.02	13.14	58,096	749,952	-4.46%	-4.03%	0.00%
	2017		0.35%	0.80%	13.50	13.70	61,063	834,199	26.54%	27.05%	0.00%
	2016		0.40%	0.80%	10.67	10.78	59,546	641,310	4.99%	5.41%	0.75%
	2015		0.40%	0.80%	10.16	10.23	47,774	488,196	-5.29%	-4.91%	0.00%
LVIP BlackRock Advantage Allocation Fund - Service Class
	2019		0.10%	3.25%	10.82	14.63	689,269	9,492,636	12.66%	16.03%	2.92%
	2018		0.30%	3.25%	10.00	12.72	402,976	4,900,725	-8.62%	-5.88%	2.75%
	2017	5/30/17	0.30%	3.45%	10.73	13.63	131,268	1,703,651	0.14%	6.72%	4.69%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Advantage Allocation Fund - Standard Class
	2019		0.50%	1.85%	$12.36	$14.15	1,588	$20,654	14.53%	16.08%	2.57%
	2018	1/22/18	0.50%	1.85%	10.65	12.36	1,685	18,973	-8.52%	-5.80%	2.56%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
	2019		0.10%	3.20%	10.94	19.85	84,720,363	1,349,908,838	14.57%	18.18%	2.24%
	2018		0.10%	3.20%	11.07	17.28	61,260,076	835,504,027	-11.03%	-8.23%	2.06%
	2017		0.10%	3.20%	12.38	19.37	59,354,687	891,999,703	12.49%	15.44%	1.66%
	2016		0.60%	3.20%	10.96	17.18	56,514,717	741,763,728	8.16%	11.01%	1.73%
	2015		0.60%	3.20%	10.09	15.84	45,976,859	547,885,035	-8.08%	-5.66%	1.68%
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
	2019		0.35%	0.75%	13.16	26.13	29,472	497,111	17.70%	18.18%	1.94%
	2018		0.35%	0.75%	11.18	22.16	14,163	257,271	-8.60%	-8.46%	1.60%
	2017		0.60%	0.75%	24.10	24.21	24,394	547,290	15.67%	15.73%	2.06%
	2016		0.60%	0.65%	20.83	20.92	17,937	374,870	11.24%	11.30%	2.66%
	2015		0.60%	0.65%	18.73	18.80	5,893	110,478	-5.48%	-5.43%	0.84%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.66%
	2015		0.30%	3.20%	7.33	7.99	27,622,413	212,918,114	-17.89%	-15.47%	1.59%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.68%
	2015		0.65%	1.90%	7.71	8.04	17,770	139,424	-16.61%	-15.56%	1.59%
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
	2019		0.30%	3.45%	9.73	12.16	77,669,194	860,861,024	12.28%	15.88%	1.55%
	2018		0.30%	3.45%	8.90	10.50	84,715,124	820,794,992	-10.70%	-7.84%	0.00%
	2017		0.30%	3.45%	9.94	11.21	88,951,594	946,920,205	9.26%	12.13%	0.74%
	2016		0.60%	3.20%	9.10	9.98	94,897,830	910,479,083	-0.73%	1.84%	0.70%
	2015		0.65%	3.20%	9.16	9.80	95,115,923	905,299,405	-7.66%	-5.27%	0.78%
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class
	2019		0.60%	1.70%	11.32	12.18	13,047	154,629	14.67%	15.93%	2.28%
	2018		0.60%	1.70%	9.87	10.51	14,909	153,276	-8.80%	-7.79%	0.00%
	2017		0.60%	1.70%	10.83	11.39	15,773	176,623	11.29%	12.52%	1.06%
	2016		0.60%	1.70%	9.73	10.13	16,019	159,954	1.12%	2.24%	0.52%
	2015		0.60%	1.70%	9.62	9.90	26,009	255,285	-5.93%	-4.89%	1.05%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
	2019		0.20%	3.25%	11.79	12.96	35,100,790	441,261,497	13.88%	17.29%	1.87%
	2018		0.30%	3.25%	10.35	11.09	28,030,975	303,690,566	-6.43%	-3.63%	1.79%
	2017		0.30%	3.25%	11.08	11.54	17,324,993	196,900,660	10.41%	13.21%	1.60%
	2016	6/14/16	0.65%	3.15%	10.03	10.20	6,656,287	67,444,230	-1.95%	1.66%	1.90%
LVIP BlackRock Global Real Estate Fund - Service Class
	2019		0.10%	3.20%	9.01	20.15	8,939,935	95,284,039	20.68%	24.48%	3.24%
	2018		0.10%	3.20%	7.44	16.65	10,004,550	86,836,986	-11.45%	-8.66%	3.49%
	2017		0.10%	3.20%	8.37	18.76	10,742,974	103,522,831	7.10%	10.25%	4.08%
	2016		0.30%	3.20%	7.79	17.47	11,133,444	98,412,635	-2.24%	0.64%	3.57%
	2015		0.30%	3.20%	7.94	17.83	11,895,797	105,644,091	-4.57%	-2.06%	2.84%
LVIP BlackRock Global Real Estate Fund - Standard Class
	2019		0.35%	0.75%	11.30	13.03	131,255	1,555,290	23.98%	24.48%	3.90%
	2018		0.35%	0.75%	9.20	10.47	118,986	1,137,599	-8.71%	-8.66%	4.99%
	2017		0.35%	0.40%	11.47	11.47	56,559	619,695	10.42%	10.42%	5.04%
	2016		0.40%	0.40%	10.39	10.39	31,155	323,593	0.78%	0.78%	3.85%
	2015		0.40%	0.40%	10.31	10.31	29,765	306,765	-1.62%	-1.62%	3.05%
LVIP BlackRock Inflation Protected Bond Fund - Service Class
	2019		0.10%	3.50%	8.19	11.56	69,889,718	732,840,789	2.25%	5.52%	2.00%
	2018		0.10%	3.25%	8.01	11.02	73,109,637	737,319,451	-3.18%	-0.08%	4.58%
	2017		0.10%	3.25%	8.98	11.09	77,086,771	789,456,865	-1.27%	1.63%	1.66%
	2016		0.30%	3.20%	9.10	10.95	73,298,727	748,802,675	0.07%	2.66%	0.74%
	2015		0.59%	3.14%	9.09	10.66	73,741,592	741,288,073	-6.07%	-3.64%	1.19%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2019		0.35%	2.25%	$9.42	$11.88	363,651	$3,986,889	3.54%	5.52%	2.31%
	2018		0.35%	2.25%	9.09	11.28	369,976	3,854,552	-1.96%	-0.08%	6.34%
	2017		0.35%	2.25%	10.02	11.32	186,517	1,969,942	0.26%	1.77%	1.91%
	2016		0.40%	1.90%	9.99	11.15	77,400	846,379	1.62%	2.95%	1.25%
	2015		0.60%	1.90%	9.83	10.83	61,202	653,809	-4.65%	-3.40%	1.06%
LVIP BlackRock Multi-Asset Income Fund - Service Class
	2018	10/3/18	0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.01%
	2017		0.10%	1.65%	10.08	10.58	780,213	7,973,058	3.94%	5.35%	3.39%
	2016		0.30%	1.65%	9.69	10.05	643,274	6,299,800	4.99%	6.42%	3.12%
	2015		0.30%	1.65%	9.23	9.32	379,203	3,524,117	-5.73%	-5.21%	4.81%
LVIP BlackRock Multi-Asset Income Fund - Standard Class
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.39%
	2017		0.35%	0.80%	10.49	10.64	20,304	215,941	5.08%	5.51%	3.21%
	2016		0.40%	0.80%	10.09	10.09	25,501	257,188	6.58%	6.58%	2.72%
	2015		0.40%	0.40%	9.47	9.47	23,295	220,487	-4.31%	-4.31%	1.44%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
	2019		0.20%	3.25%	12.17	13.35	38,877,685	502,645,730	14.74%	18.24%	1.66%
	2018		0.20%	3.20%	10.60	11.34	27,163,811	300,600,475	-6.13%	-3.36%	1.30%
	2017		0.30%	3.20%	11.33	11.78	20,458,354	237,050,490	9.75%	12.36%	1.24%
	2016	6/13/16	0.65%	3.00%	10.33	10.48	11,369,232	118,376,390	-0.20%	4.03%	1.09%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.46%
	2015	5/19/15	0.65%	3.00%	8.91	9.05	2,965,601	26,647,714	-13.35%	-1.64%	0.22%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.05%
	2015	8/25/15	0.65%	0.65%	9.06	9.06	33,610	304,560	-0.26%	-0.26%	0.37%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
	2019		0.20%	3.25%	11.20	26.27	42,054,850	906,351,894	15.87%	19.40%	0.51%
	2018		0.20%	3.20%	13.70	22.25	37,050,817	680,485,160	-7.56%	-5.12%	0.57%
	2017		0.60%	3.20%	14.82	23.63	29,637,789	582,314,071	21.86%	25.11%	0.45%
	2016		0.60%	3.20%	12.16	19.04	27,841,251	443,437,385	-4.66%	-2.15%	0.23%
	2015		0.60%	3.20%	12.76	19.60	21,622,553	358,222,133	-2.10%	0.48%	0.00%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2019		1.30%	3.20%	13.86	27.61	100,970	2,247,802	16.16%	18.38%	0.68%
	2018		1.30%	3.20%	15.69	23.32	110,126	2,098,175	-6.96%	-5.55%	0.69%
	2017		1.30%	2.80%	16.81	24.69	114,999	2,421,970	22.65%	24.50%	0.63%
	2016		1.30%	2.80%	13.66	19.83	134,037	2,271,920	-4.04%	-2.59%	0.44%
	2015		1.30%	2.80%	14.20	20.36	132,967	2,331,556	-1.46%	0.03%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
	2019		0.20%	3.25%	11.84	21.40	46,940,899	695,750,916	20.67%	24.37%	0.00%
	2018		0.20%	3.20%	10.40	17.69	46,261,418	557,371,135	-3.02%	-0.47%	0.00%
	2017		0.60%	3.20%	10.68	18.19	41,804,878	509,481,841	21.30%	24.49%	0.00%
	2016		0.60%	3.20%	8.78	14.96	44,642,154	441,131,535	-1.21%	1.39%	0.00%
	2015		0.60%	3.20%	8.85	15.11	29,066,347	285,610,686	-7.45%	-5.01%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2019		0.65%	0.90%	27.30	28.01	3,972	109,064	23.80%	24.11%	0.00%
	2018		0.65%	0.90%	22.05	22.57	3,731	82,612	-0.54%	-0.29%	0.00%
	2017		0.65%	0.90%	22.17	22.63	3,774	83,992	24.44%	24.75%	0.00%
	2016	1/29/16	0.65%	0.90%	17.82	18.14	4,436	79,489	8.24%	10.21%	0.00%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.10%
	2018		0.30%	3.30%	9.53	10.45	14,461,226	146,057,785	-8.79%	-6.48%	0.83%
	2017		0.65%	3.15%	10.45	11.17	11,186,695	121,841,446	13.98%	16.87%	0.77%
	2016		0.65%	3.15%	9.17	9.56	8,814,090	82,886,555	0.22%	2.75%	0.83%
	2015	5/18/15	0.65%	3.15%	9.15	9.30	5,489,986	50,734,955	-9.06%	0.74%	1.28%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
	2019		0.30%	3.50%	$11.36	$14.73	37,250,051	$519,138,469	15.19%	18.58%	1.44%
	2018		0.30%	3.20%	10.97	12.50	23,468,956	278,943,455	-6.19%	-3.72%	0.95%
	2017		0.60%	3.20%	11.70	12.98	21,202,247	264,309,319	16.81%	19.89%	1.12%
	2016		0.60%	3.20%	10.02	10.81	20,459,234	214,840,338	5.23%	7.95%	1.10%
	2015		0.65%	3.20%	9.52	10.02	12,493,072	122,709,888	-7.26%	-4.86%	1.02%
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class
	2019		0.65%	1.70%	14.13	15.05	4,813	70,920	17.36%	18.60%	1.48%
	2018		0.65%	1.70%	12.04	12.69	5,101	63,548	-4.44%	-3.43%	1.21%
	2017		0.65%	1.70%	12.60	13.14	5,965	77,335	19.00%	20.25%	1.39%
	2016		0.65%	1.70%	10.59	10.92	6,499	70,270	7.19%	8.32%	1.17%
	2015		0.65%	1.70%	9.88	10.09	6,889	68,980	-5.52%	-4.52%	1.25%
LVIP Delaware Bond Fund - Service Class
	2019		0.10%	3.45%	9.46	16.21	266,540,205	3,830,010,243	5.14%	8.72%	2.81%
	2018		0.10%	3.50%	8.98	14.99	256,147,176	3,430,388,924	-4.53%	-1.28%	2.90%
	2017		0.10%	3.45%	9.87	15.33	247,917,303	3,404,290,566	0.73%	3.69%	2.61%
	2016		0.30%	3.20%	9.79	14.88	228,604,065	3,059,974,255	-0.86%	2.06%	2.27%
	2015		0.30%	3.20%	9.88	14.69	213,372,807	2,823,625,874	-3.12%	-0.56%	2.08%
LVIP Delaware Bond Fund - Standard Class
	2019		0.35%	3.30%	9.87	21.54	3,811,955	66,336,120	5.66%	8.82%	2.98%
	2018		0.35%	3.30%	9.87	20.01	3,989,069	66,531,942	-3.76%	-1.18%	3.06%
	2017		0.35%	3.00%	10.26	20.46	4,405,773	76,539,858	1.29%	3.96%	2.74%
	2016		0.40%	3.00%	10.13	19.88	4,909,179	84,517,844	-0.31%	2.31%	2.41%
	2015		0.40%	3.00%	10.16	19.62	5,497,881	94,155,133	-2.58%	-0.01%	2.26%
LVIP Delaware Diversified Floating Rate Fund - Service Class
	2019		0.10%	3.30%	8.41	10.72	79,904,121	778,902,189	0.95%	4.24%	2.43%
	2018		0.10%	3.30%	8.32	10.34	85,170,906	807,424,645	-3.23%	-0.08%	3.41%
	2017		0.10%	3.30%	8.59	10.40	79,945,295	768,776,356	-0.94%	1.97%	0.86%
	2016		0.30%	3.20%	8.67	10.27	73,387,272	701,113,998	-1.21%	1.70%	0.00%
	2015		0.30%	3.20%	8.78	10.13	75,927,711	723,155,146	-4.09%	-1.56%	1.32%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2019		0.35%	2.15%	9.47	11.04	280,535	2,937,942	2.38%	4.24%	2.74%
	2018		0.35%	2.15%	9.25	10.61	271,082	2,739,923	-1.87%	-0.08%	4.18%
	2017		0.35%	2.15%	9.42	10.65	192,061	1,963,139	0.36%	2.13%	1.20%
	2016		0.40%	2.15%	9.39	10.45	133,277	1,346,836	0.07%	1.91%	0.00%
	2015		0.40%	2.15%	9.38	10.28	174,165	1,749,425	-2.82%	-1.31%	2.02%
LVIP Delaware Social Awareness Fund - Service Class
	2019		0.30%	3.25%	14.28	37.95	2,268,109	65,455,651	27.31%	31.12%	1.74%
	2018		0.30%	3.25%	11.20	29.25	2,346,575	52,990,630	-7.84%	-5.20%	0.98%
	2017		0.30%	3.15%	17.44	31.17	2,465,434	59,997,330	16.06%	19.00%	0.92%
	2016		0.65%	3.15%	14.97	26.38	2,769,135	57,545,387	2.97%	5.57%	1.08%
	2015		0.65%	3.15%	14.48	25.16	3,033,071	60,575,856	-3.94%	-1.66%	1.08%
LVIP Delaware Social Awareness Fund - Standard Class
	2019		0.35%	2.70%	15.02	40.83	191,945	6,480,771	28.46%	31.52%	1.93%
	2018		0.35%	2.70%	11.57	31.51	225,365	6,038,334	-7.11%	-4.90%	1.25%
	2017		0.35%	2.70%	19.56	33.64	258,441	7,562,373	16.99%	18.64%	1.24%
	2016		0.40%	2.70%	16.68	28.51	300,322	7,450,235	3.80%	5.26%	1.38%
	2015		1.30%	2.80%	16.04	27.23	345,403	8,181,511	-3.41%	-1.95%	1.38%
LVIP Delaware Special Opportunities Fund - Service Class
	2019		0.30%	3.25%	13.40	28.71	5,839,500	113,150,904	25.81%	29.58%	0.93%
	2018		0.30%	3.45%	10.73	22.75	5,161,542	78,349,155	-17.76%	-15.30%	1.12%
	2017		0.20%	3.25%	15.86	27.58	4,321,647	78,489,021	13.72%	16.58%	1.05%
	2016		0.65%	3.15%	13.91	24.21	3,768,454	59,555,277	16.27%	19.21%	1.27%
	2015		0.65%	3.15%	11.93	20.78	3,788,707	50,665,570	-3.19%	-0.74%	0.91%
LVIP Delaware Wealth Builder Fund - Service Class
	2019		0.10%	3.45%	10.88	23.06	874,645	16,637,639	11.69%	15.49%	2.81%
	2018		0.10%	3.45%	9.69	20.22	789,961	13,277,827	-8.30%	-5.74%	2.90%
	2017		0.30%	3.05%	13.21	21.68	714,939	13,256,234	8.87%	11.18%	2.03%
	2016		0.75%	2.85%	13.09	19.62	774,824	13,171,941	2.40%	4.57%	1.28%
	2015		0.75%	2.85%	12.79	18.87	900,203	14,777,248	-4.35%	-2.31%	1.33%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Wealth Builder Fund - Standard Class
	2019		1.30%	3.20%	$11.78	$24.24	182,307	$4,097,808	12.26%	14.41%	2.76%
	2018		1.30%	3.20%	13.81	21.19	202,987	4,010,940	-7.70%	-6.44%	2.97%
	2017		0.50%	2.65%	14.94	22.65	218,079	4,613,632	9.36%	10.84%	2.24%
	2016		1.30%	2.65%	13.64	20.43	228,894	4,422,339	2.86%	4.26%	1.53%
	2015		1.30%	2.65%	13.24	19.60	258,273	4,810,124	-3.91%	-2.61%	1.56%
LVIP Dimensional International Core Equity Fund - Service Class
	2019		0.10%	3.30%	9.49	12.82	8,127,286	89,714,991	16.62%	20.41%	2.39%
	2018		0.10%	3.30%	8.79	10.65	6,340,096	59,116,387	-20.31%	-17.83%	1.93%
	2017		0.10%	3.15%	11.04	11.91	3,604,821	41,630,401	23.07%	26.63%	2.41%
	2016		0.30%	3.15%	9.00	9.40	1,118,761	10,303,692	1.21%	3.93%	2.12%
	2015	5/19/15	0.30%	2.95%	8.89	9.05	598,280	5,366,591	-12.59%	3.19%	1.57%
LVIP Dimensional International Core Equity Fund - Standard Class
	2019		0.35%	2.05%	10.94	12.86	837,454	10,435,299	18.39%	20.42%	2.47%
	2018		0.35%	2.05%	9.28	10.68	812,229	8,372,725	-19.15%	-17.84%	2.75%
	2017		0.35%	1.95%	11.74	11.96	293,223	3,572,657	25.97%	26.86%	2.30%
	2016		0.40%	1.10%	9.39	9.43	159,195	1,499,132	3.83%	4.09%	3.31%
	2015	6/30/15	0.40%	0.65%	9.04	9.06	37,724	341,341	-7.33%	0.76%	1.90%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
	2019		0.10%	3.25%	9.44	12.82	48,751,080	538,074,901	12.85%	16.40%	2.56%
	2018		0.10%	3.20%	8.46	11.09	44,656,486	428,199,854	-18.92%	-16.37%	1.91%
	2017		0.10%	3.20%	10.44	13.36	31,059,947	360,153,651	21.88%	25.47%	2.21%
	2016		0.30%	3.20%	8.56	10.71	27,310,098	255,372,817	-1.48%	1.11%	2.01%
	2015		0.60%	3.20%	8.69	10.62	25,143,655	234,564,080	-7.23%	-4.78%	0.82%
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
	2019		0.35%	1.85%	10.79	12.66	153,840	1,869,672	14.67%	16.35%	2.77%
	2018		0.40%	1.90%	9.28	10.92	135,044	1,401,297	-17.66%	-16.42%	2.06%
	2017		0.40%	1.90%	11.10	12.61	116,992	1,457,945	23.80%	25.66%	2.21%
	2016		0.40%	1.90%	8.83	10.05	134,949	1,340,711	0.05%	1.57%	1.84%
	2015		0.40%	1.90%	8.70	9.92	182,420	1,794,623	-5.78%	-4.35%	0.84%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
	2019		0.10%	3.45%	13.43	29.09	7,582,625	172,010,916	25.26%	29.53%	1.74%
	2018		0.10%	3.45%	10.72	22.57	5,956,491	108,538,504	-10.74%	-7.70%	1.38%
	2017		0.10%	3.45%	13.07	25.11	4,428,948	89,522,313	16.72%	20.10%	1.29%
	2016		0.30%	3.15%	11.54	21.47	3,051,355	52,633,212	10.69%	13.33%	1.26%
	2015		0.60%	2.95%	13.93	19.40	2,534,588	39,639,227	-5.18%	-2.99%	1.28%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2019		0.35%	2.05%	15.04	37.73	559,397	9,981,488	27.47%	29.66%	2.14%
	2018		0.35%	2.05%	11.64	29.17	433,254	6,360,739	-8.99%	-7.62%	2.00%
	2017		0.35%	1.85%	13.15	31.66	231,772	4,175,636	19.92%	20.39%	1.79%
	2016		0.40%	0.80%	10.93	26.24	75,952	1,576,732	13.67%	13.95%	1.87%
	2015	7/13/15	0.40%	0.65%	9.59	23.08	44,751	942,332	-4.91%	1.67%	3.20%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
	2019		0.10%	3.25%	11.13	14.88	6,765,207	93,278,460	24.40%	28.38%	1.20%
	2018		0.10%	3.25%	10.48	11.59	4,662,832	51,330,230	-12.57%	-9.95%	1.08%
	2017		0.10%	3.15%	12.02	12.89	2,944,958	36,713,343	14.58%	17.65%	1.20%
	2016		0.30%	2.95%	10.49	10.96	1,404,206	15,056,208	13.09%	16.02%	1.85%
	2015	5/20/15	0.30%	2.95%	9.28	9.45	372,458	3,485,776	-8.68%	2.19%	1.22%
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
	2019		0.35%	2.05%	13.85	14.96	680,607	9,936,372	26.21%	28.37%	1.36%
	2018		0.35%	2.05%	11.01	11.66	651,328	7,425,451	-11.39%	-9.96%	1.58%
	2017		0.35%	1.95%	12.87	12.95	254,296	3,256,479	17.54%	17.84%	1.46%
	2016		0.40%	0.65%	10.95	10.99	115,458	1,267,876	16.00%	16.29%	1.74%
	2015	9/8/15	0.40%	0.65%	9.44	9.45	54,721	516,873	0.38%	2.18%	1.06%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
	2019		0.10%	3.25%	10.88	20.57	50,885,465	884,712,324	15.46%	19.16%	0.99%
	2018		0.10%	3.25%	11.47	17.40	48,098,585	710,674,695	-10.92%	-8.11%	0.84%
	2017		0.10%	3.20%	12.50	19.07	41,366,501	673,761,572	15.13%	18.52%	0.96%
	2016		0.30%	3.20%	10.55	16.18	35,793,467	497,404,950	7.37%	10.52%	1.05%
	2015		0.30%	3.20%	9.55	14.72	29,811,348	378,661,197	-10.75%	-8.12%	1.05%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
	2019		0.35%	1.85%	$13.37	$19.25	208,016	$3,381,598	17.38%	19.16%	1.27%
	2018		0.35%	1.90%	11.55	16.19	152,998	2,272,587	-9.53%	-8.16%	1.09%
	2017		0.40%	1.90%	12.57	17.67	139,149	2,346,796	16.93%	18.69%	0.97%
	2016		0.40%	1.90%	10.59	14.92	245,471	3,454,035	9.04%	10.69%	1.00%
	2015		0.40%	1.90%	9.57	13.50	352,952	4,437,665	-9.35%	-7.98%	1.18%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
	2019		0.10%	3.45%	9.11	11.62	71,285,726	758,441,830	3.57%	7.10%	2.42%
	2018		0.10%	3.45%	8.94	10.90	61,620,139	621,064,769	-3.53%	-0.49%	2.00%
	2017		0.10%	3.20%	9.27	11.01	55,525,545	570,913,243	-0.55%	2.38%	1.75%
	2016		0.30%	3.20%	9.32	10.79	46,575,970	473,481,546	-1.37%	1.52%	1.36%
	2015		0.30%	3.20%	9.45	10.66	40,323,253	408,799,837	-3.09%	-0.53%	1.49%
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class
	2019		0.35%	2.05%	10.37	11.87	1,781,221	19,494,744	5.30%	7.10%	2.76%
	2018		0.35%	2.05%	9.88	11.11	1,566,765	16,207,787	-2.03%	-0.50%	2.87%
	2017		0.35%	1.90%	10.27	11.19	794,837	8,443,753	1.01%	2.53%	2.21%
	2016		0.40%	1.90%	10.17	10.94	510,152	5,443,570	0.19%	1.70%	2.04%
	2015		0.40%	1.90%	10.15	10.78	330,344	3,514,167	-1.57%	-0.09%	1.49%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
	2019		0.30%	3.20%	11.12	15.23	29,299,726	416,422,262	15.85%	19.26%	0.91%
	2018		0.30%	3.20%	11.06	12.81	30,888,470	372,739,460	-9.14%	-6.74%	0.93%
	2017		0.60%	3.20%	12.18	13.73	33,438,646	436,900,060	14.89%	17.91%	2.16%
	2016		0.60%	3.20%	10.60	11.65	37,192,600	416,362,394	2.87%	5.58%	0.70%
	2015		0.60%	3.20%	10.30	11.03	38,465,190	412,240,126	-8.14%	-5.72%	1.51%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class
	2019		0.60%	1.70%	14.49	15.59	7,770	119,198	18.02%	19.32%	1.25%
	2018		0.60%	1.70%	12.28	13.06	8,112	104,451	-7.44%	-6.41%	1.25%
	2017		0.60%	1.70%	13.27	13.96	9,642	133,178	17.03%	18.32%	2.38%
	2016		0.60%	1.70%	11.34	11.80	17,550	205,847	4.80%	5.95%	0.54%
	2015		0.60%	1.70%	10.82	11.13	55,938	621,392	-6.42%	-5.38%	2.25%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
	2019		0.10%	3.25%	9.22	16.59	83,899,555	914,361,294	8.97%	12.39%	1.63%
	2018		0.10%	3.20%	8.43	14.87	83,302,219	817,020,090	-12.22%	-9.64%	1.21%
	2017		0.30%	3.20%	9.57	16.53	76,900,455	842,703,383	17.29%	20.74%	1.15%
	2016		0.30%	3.20%	8.13	13.95	78,982,769	725,286,082	-1.06%	1.86%	1.22%
	2015		0.30%	3.20%	8.19	13.73	74,921,702	683,969,015	-11.15%	-8.80%	1.27%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
	2019		0.35%	0.35%	12.76	12.76	3,675	46,883	12.40%	12.40%	1.95%
	2018	4/9/18	0.35%	0.35%	11.35	11.35	3,400	38,593	-7.40%	-7.40%	1.44%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
	2019		0.30%	3.50%	11.11	12.64	1,499,784	18,079,309	14.89%	18.33%	3.10%
	2018		0.30%	3.25%	9.70	10.69	1,169,429	12,024,634	-6.55%	-4.14%	1.68%
	2017		0.30%	2.85%	10.25	10.46	687,730	7,423,670	8.66%	9.26%	3.30%
	2016		0.30%	1.65%	9.44	9.58	223,180	2,126,674	-0.57%	-0.02%	0.77%
	2015		1.10%	1.65%	9.49	9.58	218,147	2,083,712	-4.59%	-4.06%	1.84%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class
	2019		0.35%	0.50%	12.66	12.70	18,215	229,916	18.38%	18.50%	9.40%
	2018		0.40%	0.50%	10.70	10.70	2,977	31,886	-4.10%	-4.10%	3.10%
	2017	12/19/17	0.50%	0.50%	11.15	11.15	1,204	13,429	0.00%	0.00%	2.14%
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.77%
	2018		0.30%	3.20%	9.37	10.67	26,943,586	273,264,323	-9.74%	-7.37%	2.80%
	2017		0.60%	3.20%	10.38	11.52	28,088,590	310,357,024	7.33%	10.16%	3.19%
	2016		0.60%	3.20%	9.67	10.46	25,533,930	258,576,706	7.46%	10.29%	2.42%
	2015		0.60%	3.20%	9.00	9.48	17,970,955	166,643,018	-10.93%	-8.58%	3.14%
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	10.83	10.83	991	10,736	-7.09%	-7.09%	3.15%
	2017		0.65%	0.65%	11.66	11.66	992	11,582	10.49%	10.49%	3.52%
	2016		0.65%	0.65%	10.55	10.55	979	10,336	10.64%	10.64%	2.61%
	2015		0.65%	0.65%	9.54	9.54	1,014	9,674	-8.31%	-8.31%	1.64%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
	2019		0.30%	2.95%	$10.93	$11.18	8,878,621	$99,014,425	13.78%	16.08%	9.28%
	2018	11/21/18	0.95%	2.95%	9.61	9.63	322,277	3,103,080	-3.42%	-0.15%	2.93%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class
	2019	1/25/19	0.50%	0.50%	11.27	11.27	185,589	2,091,931	13.55%	13.55%	4.43%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
	2019		0.30%	3.35%	11.98	18.90	60,916,864	1,035,702,012	11.11%	14.38%	2.29%
	2018		0.30%	3.20%	10.47	16.64	66,435,268	999,840,032	-7.69%	-4.98%	2.21%
	2017		0.30%	3.20%	11.91	17.63	74,111,633	1,187,595,457	6.75%	9.56%	1.97%
	2016		0.60%	3.25%	11.16	16.16	84,921,037	1,255,511,370	1.45%	4.13%	1.81%
	2015		0.60%	3.20%	11.00	15.17	86,710,812	1,244,285,799	-5.31%	-2.82%	1.89%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2019		0.50%	0.65%	20.08	20.08	12,476	166,261	14.27%	14.27%	1.75%
	2018		0.65%	0.70%	17.58	17.58	13,275	211,017	-5.07%	-5.07%	2.57%
	2017		0.65%	0.65%	18.52	18.52	10,262	190,014	9.78%	9.78%	2.30%
	2016		0.65%	0.65%	16.87	16.87	10,403	175,465	4.34%	4.34%	2.26%
	2015		0.65%	0.65%	16.17	16.17	7,033	113,698	-2.63%	-2.63%	4.16%
LVIP Global Growth Allocation Managed Risk Fund - Service Class
	2019		0.10%	3.25%	10.58	17.04	500,840,410	7,885,214,352	11.92%	15.45%	2.01%
	2018		0.10%	3.35%	9.45	14.93	548,558,783	7,580,445,279	-9.50%	-6.74%	2.12%
	2017		0.20%	3.20%	12.03	16.18	577,677,484	8,675,652,133	11.71%	14.65%	2.06%
	2016		0.30%	3.20%	10.08	14.21	620,705,979	8,206,660,387	1.20%	4.17%	1.55%
	2015		0.30%	3.20%	9.68	13.77	654,613,205	8,408,274,523	-6.96%	-4.22%	1.76%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2019		0.35%	1.85%	12.41	20.86	584,921	8,842,285	13.73%	15.45%	2.49%
	2018		0.35%	1.85%	10.87	18.12	523,619	7,246,061	-7.91%	-6.66%	2.63%
	2017		0.35%	1.75%	17.70	19.46	454,223	7,078,462	13.69%	14.94%	3.55%
	2016		0.60%	1.70%	15.57	16.93	238,437	4,010,369	2.98%	4.12%	1.79%
	2015		0.60%	1.70%	15.12	16.26	247,590	4,002,312	-5.31%	-4.27%	1.98%
LVIP Global Income Fund - Service Class
	2019		0.10%	3.20%	8.90	13.06	48,356,004	566,003,310	3.12%	6.36%	2.29%
	2018		0.10%	3.20%	8.63	12.35	52,928,016	591,653,756	-1.55%	1.55%	3.61%
	2017		0.10%	3.20%	8.76	12.23	58,319,128	651,725,297	1.49%	4.47%	0.00%
	2016		0.30%	3.20%	8.63	11.74	54,819,986	594,206,023	-2.90%	-0.04%	0.00%
	2015		0.30%	3.20%	8.89	11.79	54,548,202	599,143,037	-5.35%	-2.85%	2.97%
LVIP Global Income Fund - Standard Class
	2019		0.35%	0.80%	10.76	11.01	72,813	793,102	5.89%	6.36%	2.91%
	2018		0.35%	0.80%	10.24	10.35	58,680	600,727	1.14%	1.55%	3.73%
	2017		0.35%	0.75%	10.20	10.20	71,455	728,688	4.63%	4.63%	0.00%
	2016		0.40%	0.40%	9.75	9.75	63,816	622,192	0.11%	0.11%	0.00%
	2015	12/14/15	0.40%	0.40%	9.74	9.74	5,445	53,033	0.28%	0.28%	0.00%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
	2019		0.20%	3.45%	10.38	17.74	385,193,206	6,217,351,488	10.84%	14.39%	2.08%
	2018		0.30%	3.45%	9.51	15.66	414,825,964	5,929,571,188	-8.87%	-5.96%	2.13%
	2017		0.30%	3.45%	11.92	16.81	437,659,078	6,740,595,886	10.45%	13.36%	1.99%
	2016		0.30%	3.20%	10.10	14.92	474,208,425	6,512,157,024	0.80%	3.76%	1.45%
	2015		0.30%	3.20%	9.74	14.52	494,104,981	6,624,070,189	-6.65%	-3.90%	1.79%
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
	2019		0.35%	1.85%	12.26	20.38	335,821	4,507,772	12.91%	14.62%	3.91%
	2018		0.35%	1.85%	10.74	17.83	131,021	1,752,035	-7.03%	-5.76%	2.70%
	2017		0.35%	1.70%	11.38	18.98	77,338	1,243,353	12.39%	13.58%	2.70%
	2016		0.65%	1.70%	15.43	16.71	54,491	854,670	2.58%	3.67%	1.76%
	2015		0.65%	1.70%	15.05	16.12	49,475	767,170	-5.00%	-4.00%	2.46%
LVIP Goldman Sachs Income Builder Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.24%
	2018		0.10%	3.00%	9.89	10.53	1,128,923	11,460,299	-7.47%	-4.75%	2.76%
	2017		0.10%	3.00%	10.60	11.13	890,967	9,632,896	5.89%	7.32%	3.45%
	2016		0.30%	1.65%	10.01	10.16	387,317	3,924,522	6.89%	7.48%	3.28%
	2015		1.10%	1.65%	9.36	9.45	261,456	2,467,548	-5.66%	-5.14%	5.42%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Goldman Sachs Income Builder Fund - Standard Class
	2019		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	2.40%
	2018		0.35%	0.50%	10.50	10.66	49,691	520,700	-4.89%	-4.80%	4.40%
	2017		0.40%	0.50%	11.19	11.19	4,122	45,899	7.50%	7.50%	3.23%
	2016		0.40%	0.40%	10.41	10.41	2,806	29,222	8.51%	8.51%	3.24%
	2015		0.40%	0.40%	9.60	9.60	1,998	19,182	-4.24%	-4.24%	3.26%
LVIP Government Money Market Fund - Service Class
	2019		0.10%	3.45%	7.54	10.26	31,687,818	296,945,500	-1.66%	1.44%	1.51%
	2018		0.10%	3.20%	7.65	10.11	28,189,945	261,559,670	-2.04%	1.04%	1.15%
	2017		0.10%	3.20%	7.79	10.04	22,932,493	212,678,122	-2.98%	-0.42%	0.18%
	2016		0.60%	3.20%	8.01	10.09	23,824,249	221,280,316	-3.12%	-0.58%	0.02%
	2015		0.60%	3.20%	8.25	10.15	25,821,065	243,717,501	-3.13%	-0.60%	0.02%
LVIP Government Money Market Fund - Standard Class
	2019		0.35%	2.70%	7.77	10.72	3,242,772	31,553,928	-0.92%	1.44%	1.76%
	2018		0.35%	2.70%	7.84	10.68	2,729,231	26,540,160	-1.31%	1.04%	1.39%
	2017		0.35%	2.70%	7.94	10.68	2,366,605	22,815,993	-2.26%	-0.24%	0.40%
	2016		0.65%	2.80%	8.11	10.78	2,704,726	26,325,639	-2.73%	-0.62%	0.03%
	2015		0.65%	2.80%	8.33	10.93	2,909,749	28,823,142	-2.64%	-0.63%	0.02%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	9.44	10.63	27,740,363	281,863,961	-11.98%	-9.71%	1.49%
	2017		0.60%	3.20%	10.73	11.79	27,278,604	309,727,672	7.25%	10.06%	1.08%
	2016		0.60%	3.20%	10.00	10.70	24,266,484	252,720,561	7.27%	10.04%	0.98%
	2015		0.65%	3.20%	9.36	9.72	11,727,842	112,125,691	-7.98%	-5.79%	2.34%
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
	2019		0.30%	3.20%	10.57	13.48	39,928,048	465,104,275	15.51%	18.91%	1.91%
	2018		0.30%	3.20%	9.15	10.39	12,372,070	122,671,215	-12.30%	-10.03%	1.37%
	2017		0.65%	3.20%	10.43	11.55	12,523,103	139,194,685	13.96%	16.90%	1.47%
	2016		0.65%	3.20%	9.21	9.88	13,120,151	125,918,995	2.73%	5.18%	0.61%
	2015		0.60%	3.00%	8.96	9.40	12,266,560	112,987,141	-11.60%	-9.45%	1.76%
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
	2019		0.65%	1.70%	11.81	12.58	6,737	82,471	17.66%	18.90%	1.56%
	2018		0.65%	1.70%	10.04	10.58	7,194	74,335	-10.66%	-9.71%	1.79%
	2017		0.65%	1.70%	11.23	11.71	6,995	80,392	16.09%	17.31%	1.75%
	2016		0.65%	1.70%	9.68	9.99	7,486	73,649	4.45%	5.55%	0.88%
	2015		0.65%	1.70%	9.26	9.46	7,824	73,270	-10.13%	-9.18%	1.80%
LVIP JPMorgan High Yield Fund - Service Class
	2019		0.10%	3.45%	10.64	16.63	13,536,083	202,901,408	8.88%	12.58%	5.44%
	2018		0.10%	3.45%	9.72	14.84	12,665,078	172,101,829	-6.15%	-3.19%	5.43%
	2017		0.10%	3.20%	11.12	15.41	12,727,012	181,491,008	3.16%	6.19%	5.79%
	2016		0.30%	3.20%	10.63	14.55	12,636,264	171,948,352	9.42%	12.64%	4.85%
	2015		0.30%	3.20%	10.44	12.96	11,845,097	144,644,651	-7.19%	-4.75%	4.76%
LVIP JPMorgan High Yield Fund - Standard Class
	2019		0.35%	2.05%	11.74	13.97	208,007	2,483,317	10.91%	12.58%	6.64%
	2018		0.35%	1.85%	10.53	10.98	93,948	997,596	-3.34%	-3.19%	8.40%
	2017		0.35%	0.50%	11.34	11.34	27,781	306,541	6.35%	6.35%	7.35%
	2016		0.40%	0.40%	10.67	10.67	12,688	135,347	12.81%	12.81%	6.53%
	2015	3/16/15	0.40%	0.40%	9.46	9.46	3,650	34,516	-5.90%	-5.90%	6.27%
LVIP JPMorgan Retirement Income Fund - Service Class
	2019		0.30%	3.25%	10.72	13.44	1,047,886	13,227,779	10.01%	13.30%	4.15%
	2018		0.30%	3.25%	9.79	11.92	464,547	5,132,732	-7.39%	-5.05%	4.26%
	2017	6/7/17	0.30%	2.80%	10.45	12.66	128,472	1,516,322	0.25%	4.32%	5.72%
LVIP JPMorgan Retirement Income Fund - Standard Class
	2019		0.50%	0.70%	11.78	12.11	78,871	929,262	13.14%	13.37%	3.19%
	2018		0.50%	0.70%	10.39	10.70	80,708	838,927	-5.19%	-5.01%	3.01%
	2017	7/6/17	0.50%	0.70%	10.94	11.29	70,347	769,846	1.22%	5.17%	5.89%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
	2019		0.10%	3.20%	$10.30	$20.26	42,642,298	$592,794,642	12.22%	15.75%	0.99%
	2018		0.10%	3.20%	10.51	18.01	43,871,855	534,005,530	-14.79%	-12.10%	1.15%
	2017		0.10%	3.20%	12.08	21.08	44,152,217	619,609,616	10.80%	14.06%	0.82%
	2016		0.30%	3.20%	10.59	18.98	42,499,005	528,788,436	6.27%	9.39%	0.53%
	2015		0.30%	3.20%	10.30	17.81	33,655,363	386,903,796	-10.86%	-8.51%	0.58%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2019		0.35%	1.70%	12.01	26.67	13,646	278,411	14.21%	15.47%	1.24%
	2018		0.60%	1.70%	10.42	23.10	13,830	237,237	-13.29%	-12.33%	1.34%
	2017		0.60%	1.70%	23.96	26.34	15,058	300,920	12.76%	14.00%	1.00%
	2016		0.60%	1.70%	21.25	23.11	11,443	261,009	8.16%	9.35%	0.67%
	2015		0.60%	1.70%	20.73	21.13	9,667	202,679	-8.57%	-8.29%	0.78%
LVIP Loomis Sayles Global Growth Fund - Service Class
	2019		0.10%	1.50%	11.57	11.68	53,692	625,750	28.21%	28.91%	0.13%
	2018	6/4/18	0.95%	1.50%	9.03	9.06	7,016	63,472	-13.09%	-4.17%	0.07%
LVIP Loomis Sayles Global Growth Fund - Standard Class
	2019		0.35%	0.35%	11.86	11.86	4,104	48,669	30.15%	30.15%	0.15%
	2018	8/8/18	0.35%	0.35%	9.11	9.11	1,153	10,505	-11.97%	-11.97%	0.20%
LVIP MFS International Equity Managed Volatility Fund - Service Class
	2019		0.30%	3.25%	11.10	13.15	44,423,014	550,471,700	22.09%	25.68%	1.55%
	2018		0.30%	3.20%	9.09	10.53	39,102,394	389,354,699	-11.34%	-9.01%	1.99%
	2017		0.60%	3.20%	10.25	11.57	26,368,211	290,445,820	24.56%	27.85%	1.22%
	2016		0.60%	3.20%	8.23	9.03	22,793,487	198,252,903	-4.65%	-2.19%	1.05%
	2015		0.65%	3.20%	8.63	9.23	18,835,776	169,165,297	-3.28%	-0.78%	0.88%
LVIP MFS International Growth Fund - Service Class
	2019		0.10%	3.30%	11.04	21.18	17,624,384	239,960,020	23.12%	27.12%	1.36%
	2018		0.10%	3.30%	8.93	16.75	17,261,570	188,443,345	-11.30%	-8.55%	1.11%
	2017		0.10%	3.15%	10.03	18.40	15,586,440	189,669,952	27.46%	31.14%	0.91%
	2016		0.30%	3.15%	7.85	13.89	16,044,331	151,467,517	-1.74%	1.10%	1.21%
	2015		0.30%	3.15%	7.96	13.81	16,027,294	151,468,387	-2.09%	0.44%	0.94%
LVIP MFS International Growth Fund - Standard Class
	2019		0.35%	0.35%	14.72	14.72	65,741	967,899	27.12%	27.12%	2.05%
	2018		0.35%	0.40%	11.45	11.58	41,452	480,070	-8.64%	-8.56%	2.14%
	2017		0.35%	0.40%	12.53	12.53	655	8,271	31.35%	31.35%	0.33%
	2016		0.40%	0.40%	9.54	9.54	3,226	30,783	1.26%	1.26%	1.31%
	2015		0.40%	0.40%	9.42	9.42	2,315	21,813	0.89%	0.89%	1.04%
LVIP MFS Value Fund - Service Class
	2019		0.10%	3.45%	11.54	27.57	49,893,389	1,039,310,388	25.13%	29.39%	1.47%
	2018		0.10%	3.45%	10.78	21.42	50,948,330	840,483,201	-13.14%	-10.31%	1.48%
	2017		0.10%	3.30%	13.91	24.00	52,202,443	977,449,408	13.64%	16.98%	1.53%
	2016		0.30%	3.20%	12.06	20.74	53,858,219	875,717,211	10.20%	13.44%	1.58%
	2015		0.30%	3.20%	10.63	18.77	56,764,141	823,905,112	-3.92%	-1.09%	1.79%
LVIP MFS Value Fund - Standard Class
	2019		0.35%	0.75%	13.83	16.44	201,851	2,834,769	28.87%	29.39%	2.09%
	2018		0.35%	0.75%	10.73	12.72	148,603	1,615,051	-10.66%	-10.31%	2.23%
	2017		0.35%	0.75%	14.18	14.18	125,807	1,528,474	17.16%	17.16%	4.52%
	2016		0.40%	0.40%	12.11	12.11	4,009	48,535	13.60%	13.60%	5.43%
	2015		0.40%	0.40%	10.66	10.66	819	8,726	-0.94%	-0.94%	2.11%
LVIP Mondrian International Value Fund - Service Class
	2019		0.10%	3.45%	9.99	25.06	17,208,394	265,297,173	13.96%	17.84%	3.49%
	2018		0.10%	3.45%	8.96	21.54	18,142,609	240,843,856	-14.70%	-11.79%	2.90%
	2017		0.10%	3.45%	10.32	24.72	18,524,542	283,807,930	17.23%	20.68%	3.00%
	2016		0.30%	3.20%	8.67	20.70	21,180,600	272,429,401	0.49%	3.44%	2.49%
	2015		0.30%	3.18%	8.51	20.22	22,114,744	278,699,287	-7.04%	-4.64%	2.70%
LVIP Mondrian International Value Fund - Standard Class
	2019		0.35%	2.70%	11.32	26.75	398,517	9,685,168	15.10%	17.83%	3.64%
	2018		0.35%	2.70%	9.61	23.04	437,295	9,232,697	-13.84%	-11.83%	3.01%
	2017		0.40%	2.70%	10.90	26.51	489,746	12,000,558	18.11%	20.86%	3.26%
	2016		0.40%	2.70%	9.02	22.26	563,743	11,558,237	1.24%	3.60%	2.65%
	2015		0.40%	2.70%	8.70	21.80	628,928	12,634,030	-6.36%	-4.18%	2.78%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
	2019		0.30%	3.20%	$10.63	$12.28	5,218,256	$60,772,868	15.60%	19.00%	0.40%
	2018		0.30%	3.20%	9.20	10.35	5,414,305	53,649,866	-11.44%	-9.15%	0.79%
	2017		0.65%	3.20%	10.48	11.40	3,854,785	42,403,471	16.69%	19.40%	1.53%
	2016		0.65%	2.95%	8.98	9.55	2,966,496	27,561,808	2.47%	4.85%	1.34%
	2015		0.65%	2.95%	8.77	9.08	2,123,933	19,025,104	-9.80%	-7.84%	1.63%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class
	2019		0.40%	0.65%	12.52	12.70	3,016	37,987	18.99%	19.29%	0.77%
	2018		0.40%	0.65%	10.53	10.53	3,016	31,892	-8.82%	-8.82%	0.32%
	2017		0.65%	0.90%	11.44	11.54	19,155	219,290	19.53%	19.83%	1.69%
	2016	10/20/16	0.65%	0.90%	9.57	9.63	19,155	183,420	3.51%	6.60%	1.56%
LVIP PIMCO Low Duration Bond Fund - Service Class
	2019		0.10%	3.50%	9.02	10.77	52,322,641	524,421,705	-0.39%	3.01%	2.95%
	2018		0.10%	3.45%	9.14	10.48	48,400,783	477,584,323	-2.32%	0.80%	2.34%
	2017		0.10%	3.25%	9.37	10.42	40,527,858	402,456,330	-1.76%	1.13%	1.56%
	2016		0.30%	3.20%	9.54	10.30	35,691,768	354,904,492	-0.85%	2.07%	1.46%
	2015		0.30%	3.20%	9.62	10.09	22,297,255	220,065,680	-1.88%	1.01%	1.71%
LVIP PIMCO Low Duration Bond Fund - Standard Class
	2019		0.35%	1.90%	9.98	10.86	606,276	6,393,755	1.42%	3.01%	3.18%
	2018		0.35%	1.90%	9.84	10.55	516,938	5,300,808	-0.79%	0.80%	1.89%
	2017		0.35%	1.90%	9.99	10.47	608,010	6,280,671	-0.03%	1.27%	2.07%
	2016		0.40%	1.70%	9.99	10.34	421,166	4,329,929	0.90%	2.22%	2.08%
	2015		0.40%	1.70%	10.05	10.12	149,857	1,512,236	0.76%	1.16%	3.08%
LVIP SSGA Bond Index Fund - Service Class
	2019		0.10%	3.45%	9.51	13.91	73,531,505	897,310,633	4.31%	7.86%	2.45%
	2018		0.10%	3.45%	8.90	12.96	77,456,544	891,156,307	-3.95%	-0.67%	2.42%
	2017		0.10%	3.45%	9.44	13.12	84,121,596	990,620,741	-0.32%	2.61%	2.20%
	2016		0.30%	3.20%	9.47	12.77	83,509,614	973,288,022	-1.18%	1.42%	1.88%
	2015		0.60%	3.20%	9.57	12.59	80,405,273	934,380,829	-3.10%	-0.60%	2.21%
LVIP SSGA Bond Index Fund - Standard Class
	2019		0.35%	1.95%	10.54	13.53	849,115	9,397,551	6.15%	7.86%	3.56%
	2018		0.35%	1.95%	9.81	12.57	512,198	5,295,579	-2.15%	-0.67%	3.37%
	2017		0.35%	1.85%	10.58	12.69	240,908	2,641,603	1.29%	2.77%	3.81%
	2016		0.40%	1.85%	10.44	12.37	97,988	1,137,611	0.55%	1.87%	2.25%
	2015		0.40%	1.70%	10.25	12.17	63,453	741,796	-1.44%	-0.15%	3.31%
LVIP SSGA Conservative Index Allocation Fund - Service Class
	2019		0.30%	3.10%	10.64	15.32	5,371,748	74,344,768	11.04%	14.20%	2.18%
	2018		0.30%	3.10%	9.58	13.47	5,294,780	65,444,107	-7.49%	-5.19%	2.06%
	2017		0.65%	3.10%	11.93	14.20	5,468,134	72,050,831	7.17%	9.72%	1.98%
	2016		0.65%	3.00%	11.13	12.94	5,673,438	68,792,985	1.65%	4.06%	1.68%
	2015		0.65%	3.00%	10.95	12.44	5,459,576	64,280,361	-4.11%	-1.83%	1.86%
LVIP SSGA Conservative Index Allocation Fund - Standard Class
	2019		0.50%	0.50%	11.87	11.87	7,729	91,756	14.26%	14.26%	2.41%
	2018	9/4/18	0.50%	0.50%	10.39	10.39	7,825	81,305	-4.90%	-4.90%	2.40%
LVIP SSGA Conservative Structured Allocation Fund - Service Class
	2019		0.10%	3.00%	11.25	15.04	11,255,112	154,489,748	10.01%	13.25%	2.37%
	2018		0.10%	3.00%	10.43	13.35	12,532,484	154,149,212	-8.05%	-5.35%	2.50%
	2017		0.10%	3.00%	11.54	14.19	14,275,446	188,332,607	6.19%	9.10%	3.10%
	2016		0.30%	3.00%	10.58	13.05	15,154,704	185,475,352	3.42%	6.25%	1.87%
	2015		0.30%	3.00%	10.85	12.32	15,209,136	177,202,319	-5.00%	-2.74%	2.29%
LVIP SSGA Conservative Structured Allocation Fund - Standard Class
	2019		0.40%	0.75%	11.61	12.43	56,234	689,119	12.79%	13.19%	2.07%
	2018		0.35%	0.75%	10.39	10.98	91,376	975,261	-5.39%	-5.34%	3.57%
	2017		0.35%	0.80%	11.44	11.60	58,990	678,713	8.82%	9.26%	3.28%
	2016		0.40%	0.80%	10.62	10.62	55,420	588,244	6.41%	6.41%	2.16%
	2015		0.40%	0.40%	9.98	9.98	56,256	561,459	-2.25%	-2.25%	2.98%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Developed International 150 Fund - Service Class
	2019		0.10%	3.45%	$9.92	$16.47	11,717,490	$141,788,782	11.23%	15.02%	3.88%
	2018		0.10%	3.45%	8.96	14.42	12,708,245	135,853,448	-18.31%	-15.53%	3.30%
	2017		0.10%	3.45%	11.49	17.19	12,699,387	163,216,281	19.61%	22.89%	4.13%
	2016		0.30%	3.00%	9.59	14.06	12,907,507	136,821,705	6.23%	9.14%	3.24%
	2015		0.30%	3.00%	8.89	13.02	13,881,988	136,712,693	-7.36%	-4.82%	2.69%
LVIP SSGA Developed International 150 Fund - Standard Class
	2019		0.35%	1.90%	11.38	20.00	82,751	1,086,629	13.25%	15.02%	5.10%
	2018		0.35%	1.90%	9.94	17.44	50,448	602,863	-16.83%	-15.53%	3.88%
	2017		0.35%	1.90%	11.82	20.69	38,516	589,596	21.25%	23.08%	4.71%
	2016		0.40%	1.90%	9.64	16.85	31,097	410,684	7.66%	9.29%	3.96%
	2015		0.40%	1.90%	8.92	15.44	23,110	284,992	-6.10%	-4.68%	3.27%
LVIP SSGA Emerging Markets 100 Fund - Service Class
	2019		0.10%	3.45%	7.72	13.46	13,578,067	161,919,562	3.71%	7.24%	3.52%
	2018		0.10%	3.45%	7.46	12.62	14,269,233	161,169,585	-15.51%	-12.63%	4.25%
	2017		0.10%	3.45%	8.80	14.86	14,293,707	187,818,258	19.68%	23.14%	2.43%
	2016		0.30%	3.15%	7.35	12.39	14,979,878	161,977,817	11.59%	14.81%	2.32%
	2015		0.30%	3.15%	6.59	11.08	16,052,711	153,201,469	-19.82%	-17.79%	4.26%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2019		0.35%	1.70%	9.84	17.32	305,040	3,695,796	5.79%	7.23%	4.16%
	2018		0.35%	1.90%	8.42	16.19	279,695	3,189,674	-13.96%	-12.62%	5.71%
	2017		0.35%	1.90%	9.79	18.57	104,709	1,455,002	21.51%	23.34%	3.66%
	2016		0.40%	1.90%	8.06	15.09	46,544	613,567	13.26%	14.97%	2.64%
	2015		0.40%	1.90%	7.11	13.15	43,400	514,809	-18.60%	-17.38%	4.93%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
	2019		0.10%	2.85%	11.63	11.73	322,497	3,766,193	15.48%	16.35%	3.65%
	2018	11/29/18	0.95%	1.70%	10.07	10.08	19,991	201,410	-3.28%	2.66%	0.00%
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class
	2019	2/15/19	0.35%	0.75%	11.79	11.84	48,289	571,391	9.23%	17.18%	6.00%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
	2019		0.10%	3.50%	10.17	15.68	54,946,676	764,421,527	11.77%	15.35%	2.24%
	2018		0.10%	3.25%	9.07	13.66	60,617,466	741,127,737	-11.33%	-8.50%	2.53%
	2017		0.10%	3.25%	10.19	15.01	64,699,507	876,608,907	10.92%	13.84%	3.73%
	2016		0.60%	3.20%	9.65	13.16	69,737,202	837,564,233	2.04%	4.68%	1.56%
	2015		0.65%	3.20%	9.41	12.86	74,854,612	866,175,460	-9.69%	-7.35%	2.83%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
	2019		0.35%	1.85%	12.09	19.10	40,415	681,522	13.63%	15.35%	2.41%
	2018		0.35%	1.85%	10.59	16.60	47,991	709,882	-9.86%	-8.50%	2.95%
	2017		0.35%	1.85%	11.20	18.20	45,251	746,498	13.78%	14.07%	4.70%
	2016		0.60%	0.90%	15.67	16.02	35,235	541,568	4.68%	4.99%	1.77%
	2015		0.60%	0.90%	14.97	15.26	32,703	497,007	-7.36%	-7.08%	5.91%
LVIP SSGA International Index Fund - Service Class
	2019		0.10%	3.45%	9.52	16.92	26,114,737	285,999,479	17.16%	21.16%	2.30%
	2018		0.10%	3.45%	8.07	14.03	28,645,675	263,191,585	-16.84%	-14.01%	2.45%
	2017		0.10%	3.45%	9.65	16.40	27,441,468	297,443,272	20.71%	24.01%	2.39%
	2016		0.30%	3.00%	7.98	13.27	29,233,587	258,367,811	-2.24%	0.44%	2.67%
	2015		0.30%	3.00%	8.15	13.25	28,875,632	257,372,034	-4.38%	-2.05%	2.22%
LVIP SSGA International Index Fund - Standard Class
	2019		0.35%	2.05%	11.43	19.37	419,622	5,597,115	19.29%	21.16%	2.74%
	2018		0.35%	1.90%	9.65	16.03	377,158	4,186,706	-15.33%	-14.00%	3.26%
	2017		0.35%	1.90%	11.23	18.69	184,593	2,430,775	22.35%	24.19%	4.13%
	2016		0.40%	1.90%	9.04	15.08	78,843	884,263	-0.90%	0.59%	3.11%
	2015		0.40%	1.90%	8.99	15.02	73,618	794,436	-3.08%	-1.61%	3.25%
LVIP SSGA International Managed Volatility Fund - Service Class
	2019		0.30%	3.20%	9.16	12.95	34,495,436	347,884,977	14.75%	18.13%	2.10%
	2018		0.30%	3.20%	7.98	10.96	38,296,866	330,913,970	-15.19%	-12.69%	2.02%
	2017		0.30%	3.20%	9.41	12.55	37,807,569	378,840,654	20.05%	23.59%	1.97%
	2016		0.30%	3.20%	7.85	8.47	40,902,999	335,913,199	-6.79%	-4.38%	2.07%
	2015		0.60%	3.15%	8.45	8.86	9,188,993	79,614,522	-6.60%	-4.33%	3.26%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA International Managed Volatility Fund - Standard Class
	2019		0.65%	1.90%	$10.05	$10.83	14,351	$148,264	16.55%	18.02%	2.37%
	2018		0.65%	1.90%	8.62	9.18	15,562	137,180	-13.86%	-12.77%	2.29%
	2017		0.65%	1.90%	10.01	10.52	15,347	156,282	21.93%	23.46%	2.15%
	2016	11/15/16	0.65%	1.90%	8.21	8.52	17,317	143,926	-0.49%	2.33%	1.29%
LVIP SSGA Large Cap 100 Fund - Service Class
	2019		0.10%	3.45%	13.85	32.27	13,230,409	335,489,909	22.68%	26.86%	2.38%
	2018		0.10%	3.45%	11.27	26.17	14,080,296	287,652,940	-14.34%	-11.42%	1.90%
	2017		0.10%	3.45%	14.76	30.40	14,865,283	350,328,436	14.79%	18.11%	2.66%
	2016		0.30%	3.15%	12.68	26.43	15,129,275	306,974,425	17.47%	20.86%	2.01%
	2015		0.30%	3.15%	10.49	22.46	16,840,070	286,594,249	-7.86%	-5.20%	2.37%
LVIP SSGA Large Cap 100 Fund - Standard Class
	2019		0.35%	2.15%	14.39	42.47	291,484	5,408,616	24.59%	26.85%	3.36%
	2018		0.35%	2.15%	11.39	33.57	158,212	2,872,204	-13.00%	-11.42%	2.27%
	2017		0.35%	2.15%	14.84	37.99	132,109	2,975,978	16.23%	18.28%	3.00%
	2016		0.40%	2.15%	12.73	32.18	102,562	2,268,617	18.94%	21.04%	2.27%
	2015		0.40%	2.15%	10.52	26.64	79,295	1,674,464	-6.70%	-5.05%	2.91%
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
	2019		0.20%	3.25%	11.41	15.86	46,159,937	690,589,285	17.06%	20.50%	1.38%
	2018		0.30%	3.20%	11.44	13.21	39,380,761	493,738,934	-7.88%	-5.50%	1.69%
	2017		0.60%	3.20%	12.42	14.01	27,776,939	371,051,510	16.99%	20.06%	1.68%
	2016		0.60%	3.20%	10.62	11.65	23,551,490	264,499,043	4.53%	7.23%	1.64%
	2015		0.65%	3.20%	10.16	10.86	16,332,756	172,633,442	-8.37%	-6.00%	1.76%
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class
	2017		0.90%	0.90%	13.98	13.98	2,732	38,211	20.01%	20.01%	1.77%
	2016		0.65%	0.90%	11.65	11.77	2,856	33,289	7.23%	7.56%	1.64%
	2015		0.65%	0.90%	10.94	10.94	2,858	31,051	-5.78%	-5.78%	4.75%
LVIP SSGA Mid-Cap Index Fund - Service Class
	2019		0.10%	3.45%	10.63	14.08	7,384,635	97,785,638	21.24%	25.37%	1.18%
	2018		0.10%	3.45%	10.51	11.23	5,756,164	62,231,119	-14.38%	-11.68%	1.63%
	2017	1/10/17	0.10%	3.20%	12.27	12.72	2,684,939	33,602,055	3.93%	13.37%	1.91%
LVIP SSGA Mid-Cap Index Fund - Standard Class
	2019		0.35%	2.25%	13.26	14.08	385,213	5,379,773	23.01%	25.37%	1.47%
	2018		0.35%	2.25%	10.78	11.23	251,849	2,809,029	-13.34%	-11.68%	2.05%
	2017	1/31/17	0.35%	2.25%	12.44	12.71	98,808	1,251,408	4.01%	13.56%	2.01%
LVIP SSGA Moderate Index Allocation Fund - Service Class
	2019		0.10%	3.50%	11.20	17.22	15,988,603	249,717,225	14.22%	17.58%	2.08%
	2018		0.30%	3.25%	9.80	14.76	15,866,273	214,581,827	-9.49%	-6.78%	1.98%
	2017		0.30%	3.25%	12.55	15.88	15,573,508	228,699,375	10.67%	13.58%	1.97%
	2016		0.60%	3.20%	11.34	13.98	15,471,018	201,980,295	3.02%	5.74%	1.71%
	2015		0.60%	3.20%	11.01	13.22	15,160,769	189,010,996	-4.81%	-2.30%	1.56%
LVIP SSGA Moderate Index Allocation Fund - Standard Class
	2019		0.35%	0.50%	12.54	12.54	124,203	1,552,417	17.65%	17.65%	2.61%
	2018		0.50%	0.50%	10.66	10.66	92,882	990,353	-6.74%	-6.74%	5.18%
	2017	11/10/17	0.40%	0.40%	11.45	11.45	2,534	29,013	0.10%	0.10%	0.78%
LVIP SSGA Moderate Structured Allocation Fund - Service Class
	2019		0.10%	3.30%	10.82	16.80	45,057,307	687,544,662	12.50%	16.17%	2.47%
	2018		0.10%	3.30%	9.79	14.55	50,332,512	672,244,719	-10.28%	-7.45%	2.71%
	2017		0.10%	3.20%	10.88	15.80	54,924,113	805,056,033	9.31%	12.52%	3.64%
	2016		0.30%	3.20%	10.73	14.14	58,020,140	765,659,421	5.57%	8.68%	1.91%
	2015		0.30%	3.20%	10.89	13.05	61,184,827	752,630,226	-6.00%	-3.53%	2.52%
LVIP SSGA Moderate Structured Allocation Fund - Standard Class
	2019		0.35%	0.40%	12.39	13.04	74,748	934,239	16.11%	16.16%	2.63%
	2018		0.35%	0.40%	10.66	11.23	78,803	847,508	-7.49%	-7.45%	3.72%
	2017		0.35%	0.50%	12.14	12.14	15,542	186,952	12.69%	12.69%	3.59%
	2016		0.40%	0.40%	10.77	10.77	17,127	184,448	8.83%	8.83%	2.20%
	2015	1/20/15	0.40%	0.40%	9.90	9.90	17,102	169,228	-3.04%	-3.04%	5.24%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
	2019		0.10%	3.50%	$11.34	$17.89	13,477,189	$217,105,923	15.61%	19.31%	1.98%
	2018		0.10%	3.25%	10.76	15.08	14,587,041	196,125,727	-10.61%	-7.93%	2.01%
	2017		0.30%	3.25%	12.96	16.44	12,510,291	191,068,011	13.00%	15.92%	1.95%
	2016		0.65%	3.20%	11.47	14.18	12,371,754	164,534,401	3.73%	6.41%	1.74%
	2015		0.65%	3.20%	11.06	13.33	12,525,058	158,020,143	-5.36%	-2.91%	1.59%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
	2019		0.35%	0.70%	12.86	13.18	281,584	3,626,780	18.89%	19.13%	2.65%
	2018		0.50%	0.70%	10.79	11.08	220,084	2,381,036	-8.07%	-7.89%	2.36%
	2017	6/6/17	0.50%	0.70%	11.71	12.06	23,825	280,660	5.16%	5.25%	8.08%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
	2019		0.10%	3.50%	12.06	17.61	25,063,322	400,521,801	13.51%	17.02%	2.52%
	2018		0.10%	3.15%	10.73	15.13	27,815,521	386,000,586	-11.27%	-8.70%	2.84%
	2017		0.30%	3.15%	12.29	16.63	29,879,947	460,977,499	11.06%	14.27%	3.89%
	2016		0.30%	3.15%	10.75	14.60	30,504,640	416,609,301	6.78%	9.87%	2.00%
	2015		0.30%	3.20%	9.79	13.34	32,056,760	403,797,689	-6.76%	-4.01%	2.85%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
	2019		0.35%	0.75%	12.44	13.21	181,196	2,301,852	16.55%	17.02%	2.87%
	2018		0.35%	0.75%	10.67	11.30	187,679	2,041,451	-8.88%	-8.52%	2.86%
	2017		0.35%	0.75%	12.35	12.35	197,527	2,352,949	14.44%	14.44%	8.28%
	2016	3/28/16	0.40%	0.40%	10.79	10.79	59,649	643,902	9.35%	9.35%	2.17%
LVIP SSGA S&P 500 Index Fund - Service Class
	2019		0.10%	3.45%	12.21	31.24	56,011,695	1,327,146,985	26.43%	30.74%	1.51%
	2018		0.10%	3.45%	11.84	24.20	53,725,853	1,009,694,677	-8.10%	-4.97%	1.60%
	2017		0.10%	3.45%	14.59	26.20	53,968,245	1,097,923,484	17.45%	20.90%	1.69%
	2016		0.30%	3.20%	12.12	22.25	53,129,556	911,586,037	7.97%	11.14%	1.67%
	2015		0.30%	3.20%	11.02	20.56	54,705,403	855,810,465	-2.26%	0.61%	1.64%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2019		0.35%	3.20%	15.35	40.47	3,268,447	69,701,663	27.58%	30.74%	1.77%
	2018		0.35%	2.80%	11.79	31.03	2,924,804	51,329,907	-7.28%	-4.98%	1.97%
	2017		0.35%	2.80%	14.88	32.74	2,171,477	46,493,445	18.29%	21.09%	1.98%
	2016		0.40%	2.75%	12.29	27.09	2,040,659	38,550,462	8.72%	11.31%	2.00%
	2015		0.40%	2.75%	11.04	24.39	1,975,673	32,697,167	-1.43%	0.77%	1.83%
LVIP SSGA Short-Term Bond Index Fund - Service Class
	2019		0.10%	3.45%	10.02	10.55	9,771,857	101,119,811	0.99%	4.22%	3.04%
	2018	5/21/18	0.30%	3.45%	9.92	10.12	4,337,495	43,554,591	-0.34%	1.09%	2.62%
LVIP SSGA Short-Term Bond Index Fund - Standard Class
	2019		0.35%	1.90%	10.51	10.56	256,543	2,702,294	4.06%	4.43%	3.64%
	2018	6/25/18	0.35%	0.70%	10.06	10.12	70,994	718,337	0.53%	1.06%	2.39%
LVIP SSGA Small-Cap Index Fund - Service Class
	2019		0.10%	3.45%	11.08	26.54	22,651,805	397,700,809	20.49%	24.60%	0.76%
	2018		0.10%	3.45%	10.56	21.92	21,129,599	304,238,227	-14.59%	-11.68%	0.79%
	2017		0.10%	3.45%	13.59	25.53	18,697,055	311,264,760	10.34%	13.58%	0.78%
	2016		0.30%	3.20%	12.01	23.08	18,469,172	274,904,324	16.59%	20.02%	1.06%
	2015		0.30%	3.20%	10.12	19.75	20,044,094	251,759,365	-7.95%	-5.24%	0.69%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2019		0.35%	2.05%	13.67	34.94	595,185	10,786,861	22.68%	24.60%	1.04%
	2018		0.35%	1.90%	11.01	28.11	578,940	8,557,018	-13.04%	-11.68%	1.16%
	2017		0.35%	1.90%	13.86	31.91	335,888	6,541,645	12.06%	13.75%	1.29%
	2016		0.40%	1.90%	12.19	28.11	139,819	3,132,109	18.41%	20.20%	1.51%
	2015		0.40%	1.90%	10.14	23.43	118,255	2,000,553	-6.51%	-5.10%	1.09%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
	2019		0.10%	3.45%	11.42	26.58	6,616,792	151,249,518	15.47%	19.40%	1.83%
	2018		0.10%	3.45%	9.88	22.51	6,352,589	125,142,430	-16.60%	-13.76%	2.87%
	2017		0.10%	3.45%	12.98	26.86	6,080,391	142,582,271	2.73%	5.75%	2.33%
	2016		0.30%	3.20%	12.46	26.08	5,867,521	132,384,924	25.93%	29.37%	1.87%
	2015		0.30%	3.15%	9.63	20.70	6,127,104	108,191,274	-9.96%	-7.36%	2.31%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2019		0.35%	2.15%	$12.20	$34.39	352,281	$5,627,931	17.28%	19.41%	2.25%
	2018		0.35%	2.15%	10.25	28.87	186,912	3,034,293	-15.30%	-13.76%	2.82%
	2017		0.35%	2.15%	13.24	33.56	181,410	3,360,719	4.07%	5.90%	2.98%
	2016		0.40%	2.15%	12.51	31.75	90,681	2,178,215	27.32%	29.57%	2.13%
	2015		0.40%	2.15%	9.65	24.56	87,536	1,642,914	-8.82%	-7.21%	2.78%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
	2019		0.20%	3.25%	9.96	13.17	44,924,394	555,084,930	10.68%	14.06%	0.63%
	2018		0.20%	3.20%	10.01	11.59	39,282,891	430,380,066	-12.22%	-9.90%	1.42%
	2017		0.60%	3.20%	11.41	12.87	29,932,926	366,876,336	10.29%	13.19%	1.21%
	2016		0.60%	3.20%	10.34	11.37	24,557,411	268,442,037	11.48%	14.42%	1.04%
	2015		0.60%	3.20%	9.28	9.94	18,004,358	173,814,321	-11.78%	-9.45%	0.70%
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class
	2019		0.65%	1.90%	12.45	13.34	4,717	61,647	12.63%	13.82%	0.79%
	2018		0.65%	1.70%	11.05	11.72	4,529	52,386	-10.67%	-9.73%	1.04%
	2017		0.65%	1.70%	12.37	12.99	7,334	94,376	12.23%	13.42%	1.34%
	2016		0.65%	1.70%	11.02	11.45	11,735	133,709	13.46%	14.66%	0.99%
	2015		0.65%	1.70%	9.71	9.99	15,652	155,922	-10.23%	-9.28%	0.82%
LVIP T. Rowe Price 2010 Fund - Service Class
	2019		0.75%	2.80%	11.87	15.38	391,065	5,391,098	12.25%	14.57%	2.55%
	2018		0.75%	2.80%	10.58	13.42	419,783	5,119,178	-7.10%	-5.17%	1.79%
	2017		0.75%	2.80%	11.39	14.15	448,516	5,814,930	6.34%	8.55%	1.71%
	2016		0.75%	2.80%	10.71	13.04	430,449	5,156,296	1.30%	3.39%	1.70%
	2015		0.75%	2.80%	10.57	12.61	412,768	4,819,910	-4.56%	-2.58%	1.52%
LVIP T. Rowe Price 2020 Fund - Service Class
	2019		0.75%	2.80%	11.80	15.28	618,831	8,395,444	15.36%	17.75%	2.49%
	2018		0.75%	2.80%	10.22	12.97	734,500	8,570,594	-8.42%	-6.52%	1.56%
	2017		0.75%	2.80%	11.16	13.88	806,673	10,174,646	8.66%	10.91%	1.63%
	2016		0.75%	2.80%	10.27	12.51	903,261	10,363,985	1.32%	3.42%	1.63%
	2015		0.75%	2.80%	10.14	12.10	962,889	10,787,116	-5.15%	-3.18%	1.38%
LVIP T. Rowe Price 2030 Fund - Service Class
	2019		0.75%	2.85%	11.65	15.18	323,415	4,320,349	18.42%	20.93%	2.22%
	2018		0.75%	2.85%	9.83	12.55	367,010	4,101,217	-10.41%	-8.51%	1.40%
	2017		0.75%	2.85%	10.98	13.72	414,963	5,122,956	10.01%	12.35%	1.69%
	2016		0.75%	2.85%	9.98	12.21	451,618	5,018,195	0.55%	2.68%	1.39%
	2015		0.75%	2.85%	9.92	11.89	570,149	6,240,374	-5.63%	-3.63%	1.42%
LVIP T. Rowe Price 2040 Fund - Service Class
	2019		0.90%	2.85%	11.16	14.28	367,238	4,749,561	20.64%	23.02%	2.02%
	2018		0.90%	2.85%	9.25	11.27	379,703	4,037,428	-11.51%	-9.99%	1.37%
	2017		1.15%	2.85%	10.46	12.52	394,944	4,703,122	11.13%	13.04%	1.85%
	2016		1.15%	2.85%	9.41	11.08	372,684	3,943,414	0.64%	2.36%	1.15%
	2015		1.15%	2.85%	9.35	10.82	529,161	5,465,955	-6.18%	-4.57%	1.44%
LVIP T. Rowe Price Growth Stock Fund - Service Class
	2019		0.10%	3.20%	16.57	36.52	13,823,585	361,991,166	26.62%	30.60%	0.00%
	2018		0.10%	3.20%	13.13	28.55	14,467,632	296,820,655	-4.48%	-1.46%	0.09%
	2017		0.10%	3.20%	16.14	29.81	14,256,459	302,611,791	29.17%	32.96%	0.00%
	2016		0.30%	3.20%	12.18	23.02	14,466,377	233,936,283	-2.04%	0.84%	0.00%
	2015		0.30%	3.20%	12.21	23.44	15,980,655	258,976,178	7.18%	10.12%	0.00%
LVIP T. Rowe Price Growth Stock Fund - Standard Class
	2019		0.35%	0.80%	17.09	21.16	195,415	3,529,872	30.02%	30.60%	0.08%
	2018		0.35%	0.80%	13.14	16.21	159,557	2,237,503	-1.86%	-1.47%	0.22%
	2017		0.35%	0.75%	16.46	16.46	95,197	1,451,246	33.16%	33.16%	0.30%
	2016		0.40%	0.40%	12.36	12.36	55,369	684,497	0.99%	0.99%	0.13%
	2015		0.40%	0.40%	12.24	12.24	9,393	114,980	10.29%	10.29%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
	2019		0.10%	3.50%	14.62	48.83	7,692,717	278,210,550	32.41%	36.92%	0.00%
	2018		0.10%	3.45%	10.73	36.11	6,591,240	179,669,335	-6.59%	-3.40%	0.17%
	2017		0.10%	3.45%	14.77	37.85	5,555,963	163,178,882	20.52%	24.06%	0.00%
	2016		0.30%	3.20%	12.08	30.83	4,745,656	116,828,253	3.91%	6.97%	0.05%
	2015		0.30%	3.20%	15.54	29.13	4,884,187	115,246,446	-1.36%	1.19%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2019		0.35%	3.10%	$16.29	$51.31	108,941	$3,369,519	33.20%	36.92%	0.17%
	2018		0.35%	3.10%	11.95	37.83	94,511	2,576,337	-6.04%	-3.41%	0.33%
	2017		0.35%	3.10%	14.85	39.54	161,317	3,968,180	21.06%	24.25%	0.22%
	2016		0.40%	3.00%	12.13	32.11	109,223	2,922,167	4.37%	7.13%	0.27%
	2015		0.40%	3.00%	15.90	30.25	109,041	2,836,264	-0.92%	0.78%	0.13%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
	2019		0.30%	3.50%	10.95	11.13	7,009,127	77,894,950	14.87%	16.55%	8.62%
	2018	11/20/18	1.30%	2.80%	9.53	9.55	167,248	1,597,445	-3.82%	0.57%	2.73%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class
	2019	3/11/19	0.50%	0.50%	11.27	11.27	12,396	139,647	11.47%	11.47%	4.57%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
	2019		0.30%	3.50%	10.99	12.82	119,595,663	1,440,535,272	13.20%	16.53%	1.55%
	2018		0.30%	3.20%	9.71	11.00	98,400,591	1,023,769,887	-7.86%	-5.14%	1.75%
	2017		0.30%	3.20%	10.54	11.28	81,839,204	905,126,333	11.32%	14.20%	1.63%
	2016		0.65%	3.20%	9.50	9.88	59,973,879	584,411,163	0.75%	3.14%	1.32%
	2015	5/18/15	0.65%	3.00%	9.43	9.58	24,692,694	235,159,439	-6.26%	-0.07%	2.32%
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
	2019		0.50%	0.65%	12.53	12.53	119,887	1,538,311	16.42%	16.42%	4.53%
	2018		0.65%	0.65%	10.76	10.76	2,892	31,124	-5.24%	-5.24%	1.73%
	2017		0.65%	0.65%	11.36	11.36	3,106	35,271	14.47%	14.47%	1.59%
	2016		0.65%	0.65%	9.92	9.92	3,375	33,484	3.40%	3.40%	1.18%
	2015	11/5/15	0.65%	0.65%	9.59	9.59	3,446	33,058	-1.90%	-1.90%	1.36%
LVIP Vanguard Domestic Equity ETF Fund - Service Class
	2019		0.10%	3.30%	13.59	26.84	14,024,885	304,757,104	25.87%	29.84%	1.42%
	2018		0.10%	3.20%	10.51	20.83	12,995,865	223,984,620	-8.16%	-5.27%	1.31%
	2017		0.10%	3.20%	14.33	22.15	10,582,715	198,666,969	16.10%	19.52%	1.45%
	2016		0.30%	3.20%	11.99	18.64	8,417,562	135,752,026	8.34%	11.52%	1.41%
	2015		0.30%	3.20%	13.56	16.80	7,371,010	107,974,953	-3.69%	-1.20%	1.45%
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
	2019		0.35%	1.95%	15.02	25.21	341,821	5,633,407	27.77%	29.83%	2.25%
	2018		0.35%	1.95%	11.61	19.46	178,960	2,428,702	-6.72%	-5.31%	2.29%
	2017		0.40%	1.90%	14.41	20.60	79,446	1,369,285	17.91%	19.69%	2.06%
	2016		0.40%	1.90%	12.04	17.24	37,903	615,616	10.03%	11.69%	1.63%
	2015		0.40%	1.90%	10.78	15.47	36,788	530,619	-2.19%	-0.71%	1.74%
LVIP Vanguard International Equity ETF Fund - Service Class
	2019		0.10%	3.30%	10.35	14.64	16,990,592	214,600,065	17.94%	21.78%	3.00%
	2018		0.10%	3.30%	8.85	12.11	14,952,968	157,874,235	-17.64%	-15.01%	2.21%
	2017		0.10%	3.25%	11.32	14.36	10,455,499	132,189,200	23.96%	27.61%	2.19%
	2016		0.30%	3.20%	9.14	11.32	7,548,952	75,748,351	0.20%	3.06%	2.05%
	2015		0.30%	3.20%	9.12	11.03	6,828,594	67,184,750	-6.24%	-3.81%	2.26%
LVIP Vanguard International Equity ETF Fund - Standard Class
	2019		0.35%	1.95%	12.07	14.09	822,879	10,896,006	19.84%	21.77%	3.53%
	2018		0.35%	1.95%	9.94	11.60	596,515	6,536,830	-16.31%	-15.05%	4.64%
	2017		0.40%	1.90%	11.92	13.68	119,058	1,536,477	25.89%	27.80%	2.80%
	2016		0.40%	1.90%	9.33	10.73	69,716	718,874	1.77%	3.30%	2.04%
	2015		0.40%	1.90%	9.03	10.40	67,448	685,549	-4.78%	-3.34%	3.30%
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class
	2015		0.60%	3.20%	9.28	9.65	7,058,558	66,898,619	-7.60%	-5.36%	0.41%
LVIP VIP Mid Cap Managed Volatility Portfolio - Standard Class
	2015	2/20/15	0.65%	0.90%	9.66	9.70	9,027	87,497	-8.13%	0.22%	0.85%
LVIP Wellington Capital Growth Fund - Service Class
	2019		0.10%	3.15%	17.63	37.14	13,601,554	409,005,671	36.66%	40.89%	0.00%
	2018		0.10%	3.15%	13.03	26.92	14,720,807	322,412,105	-2.04%	1.00%	0.00%
	2017		0.10%	3.15%	16.10	27.42	15,188,254	337,775,924	31.33%	35.12%	0.00%
	2016		0.30%	3.15%	11.92	20.84	17,647,143	293,769,550	-3.24%	-0.45%	0.00%
	2015		0.30%	3.15%	14.01	21.49	18,605,082	313,479,427	5.77%	8.44%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Wellington Capital Growth Fund - Standard Class
	2019		0.35%	0.75%	$18.19	$23.02	79,528	$1,472,386	40.35%	40.89%	0.00%
	2018		0.35%	0.75%	13.09	16.35	58,383	769,085	0.95%	1.00%	0.00%
	2017	1/26/17	0.35%	0.40%	12.96	16.19	4,143	63,372	0.78%	29.13%	0.00%
LVIP Wellington Mid-Cap Value Fund - Service Class
	2019		0.10%	3.30%	12.08	26.84	6,971,069	118,157,095	26.08%	30.14%	0.80%
	2018		0.10%	3.30%	9.75	21.22	6,681,109	88,479,157	-17.48%	-14.83%	0.45%
	2017		0.10%	3.45%	12.77	25.64	6,261,878	98,623,881	9.59%	12.81%	0.17%
	2016		0.30%	3.20%	11.32	23.34	6,051,525	85,409,064	9.23%	12.45%	0.25%
	2015		0.30%	3.20%	10.07	21.31	5,875,292	74,397,028	-4.85%	-2.05%	0.17%
LVIP Wellington Mid-Cap Value Fund - Standard Class
	2019		0.35%	0.75%	13.17	14.22	47,527	648,005	29.62%	30.14%	0.95%
	2018		0.35%	0.75%	10.26	10.93	41,829	444,568	-14.88%	-14.83%	0.92%
	2017		0.35%	0.40%	12.84	12.84	26,709	340,987	12.98%	12.98%	0.46%
	2016	1/19/16	0.40%	0.40%	11.37	11.37	22,294	253,400	27.63%	27.63%	0.56%
LVIP Western Asset Core Bond Fund - Service Class
	2019		0.10%	3.50%	10.17	11.10	23,700,956	253,487,365	6.47%	10.10%	3.54%
	2018		0.10%	3.45%	9.55	10.09	11,674,621	115,067,385	-4.62%	-1.37%	4.67%
	2017	5/22/17	0.10%	3.45%	10.01	10.23	3,774,989	38,242,906	-0.77%	1.72%	2.93%
LVIP Western Asset Core Bond Fund - Standard Class
	2019		0.35%	2.05%	10.67	11.10	659,514	7,297,019	8.46%	10.09%	3.61%
	2018		0.35%	1.85%	9.84	10.08	392,090	3,945,714	-2.85%	-1.38%	6.63%
	2017	6/5/17	0.35%	1.85%	10.13	10.23	60,907	622,101	0.26%	1.38%	2.61%
MFS® VIT Core Equity Series - Service Class
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.63%
MFS® VIT Growth Series - Initial Class
	2019		0.35%	2.35%	17.94	52.94	174,517	5,298,058	34.94%	37.67%	0.00%
	2018		0.35%	2.35%	13.03	39.13	180,990	4,152,319	0.29%	2.31%	0.09%
	2017		0.35%	2.35%	15.59	38.94	141,818	3,738,538	28.37%	30.86%	0.10%
	2016		0.40%	2.35%	21.90	30.29	147,407	3,180,899	0.06%	1.02%	0.04%
	2015		1.40%	2.35%	21.68	30.21	152,724	3,321,139	5.06%	6.06%	0.16%
MFS® VIT Growth Series - Service Class
	2019		0.10%	3.50%	17.15	53.36	6,052,691	197,377,758	33.11%	37.64%	0.00%
	2018		0.10%	3.45%	12.97	39.45	5,223,117	128,031,063	-0.86%	2.31%	0.00%
	2017		0.10%	3.25%	13.41	39.24	4,374,619	106,010,925	26.95%	30.69%	0.00%
	2016		0.30%	3.20%	10.42	30.49	4,182,290	79,213,282	-0.79%	1.87%	0.00%
	2015		0.30%	2.95%	10.38	30.40	3,425,811	64,088,413	4.18%	6.61%	0.00%
MFS® VIT Total Return Series - Initial Class
	2019		0.35%	2.35%	12.68	27.33	252,142	6,204,503	17.59%	19.96%	2.42%
	2018		0.35%	2.35%	10.59	23.02	262,263	5,456,637	-7.81%	-5.94%	2.14%
	2017		0.35%	2.35%	20.44	24.73	278,559	6,619,317	9.68%	10.74%	2.22%
	2016		1.40%	2.35%	18.64	22.33	342,775	7,575,360	6.56%	7.57%	2.59%
	2015		1.40%	2.35%	17.49	20.76	368,176	7,565,445	-2.69%	-1.76%	2.55%
MFS® VIT Total Return Series - Service Class
	2019		0.10%	3.30%	11.59	23.89	5,710,379	105,278,923	16.22%	20.00%	2.22%
	2018		0.10%	3.30%	9.94	20.17	4,835,040	76,373,883	-8.93%	-5.96%	2.05%
	2017		0.10%	3.30%	10.87	21.72	3,994,646	69,526,462	8.44%	11.69%	2.38%
	2016		0.30%	3.25%	15.36	15.36	1,895,002	30,235,182	8.00%	8.00%	2.60%
	2015		0.75%	0.75%	14.23	14.23	332	4,724	-1.33%	-1.33%	0.83%
MFS® VIT Utilities Series - Initial Class
	2019		0.35%	2.35%	13.84	58.93	155,341	6,530,409	22.16%	24.63%	3.71%
	2018		0.35%	2.35%	11.11	48.14	170,062	6,113,663	-1.29%	0.71%	1.10%
	2017		0.35%	2.35%	11.04	48.67	193,421	7,089,885	12.17%	14.37%	4.24%
	2016		0.40%	2.35%	9.65	43.31	219,048	7,254,702	8.88%	11.03%	3.56%
	2015		0.40%	2.35%	8.69	39.69	252,468	7,611,161	-16.51%	-14.86%	4.09%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS® VIT Utilities Series - Service Class
	2019		0.10%	3.20%	$13.29	$59.47	5,569,220	$183,356,573	20.87%	24.68%	3.74%
	2018		0.10%	3.20%	11.03	48.54	6,203,610	168,257,391	-2.36%	0.71%	0.84%
	2017		0.10%	3.20%	10.97	49.05	7,073,394	194,445,127	10.89%	14.15%	4.04%
	2016		0.30%	3.20%	9.61	43.64	7,967,828	195,373,173	7.73%	10.90%	3.37%
	2015		0.30%	3.20%	12.12	39.96	8,343,493	187,475,679	-17.44%	-15.31%	3.95%
MFS® VIT II Core Equity Portfolio - Service Class
	2019		1.30%	2.65%	24.96	38.92	86,446	2,780,408	29.40%	31.16%	0.56%
	2018		1.30%	2.65%	19.26	29.67	88,117	2,157,718	-6.58%	-5.31%	0.43%
	2017		1.30%	2.65%	20.58	31.33	95,676	2,491,102	21.26%	22.90%	0.71%
	2016		1.30%	2.65%	16.95	25.50	103,555	2,204,695	8.17%	9.63%	0.44%
	2015	3/27/15	1.30%	2.65%	15.65	23.26	118,784	2,350,101	-4.66%	-3.67%	0.29%
MFS® VIT II International Intrinsic Value Portfolio - Initial Class
	2019		0.35%	0.80%	13.85	15.41	80,829	1,136,756	24.94%	25.50%	1.83%
	2018		0.35%	0.80%	11.03	12.29	80,775	926,219	-10.21%	-9.81%	0.78%
	2017		0.35%	0.80%	13.63	13.63	81,405	1,034,662	26.64%	26.64%	1.33%
	2016		0.40%	0.40%	10.76	10.76	30,083	323,804	3.63%	3.63%	1.44%
	2015		0.40%	0.40%	10.39	10.39	15,106	156,900	6.23%	6.23%	2.21%
MFS® VIT II International Intrinsic Value Portfolio - Service Class
	2019		0.10%	1.65%	11.10	15.29	2,303,336	32,814,935	23.60%	25.53%	1.46%
	2018		0.10%	1.65%	11.34	12.22	2,469,865	28,800,326	-11.20%	-9.81%	0.93%
	2017		0.10%	1.65%	12.91	13.56	2,344,915	30,758,862	24.74%	26.44%	1.39%
	2016		0.30%	1.65%	10.35	10.72	1,663,316	17,422,808	2.14%	3.53%	1.14%
	2015		0.30%	1.65%	10.13	10.36	1,036,935	10,588,129	4.58%	6.00%	2.28%
Morgan Stanley VIF Global Infrastructure Portfolio - Class I
	2019		0.35%	0.75%	12.67	13.84	27,698	359,931	27.35%	27.85%	2.83%
	2018		0.35%	0.75%	9.95	10.83	28,069	285,477	-8.54%	-8.17%	2.99%
	2017		0.35%	0.75%	11.80	11.80	26,362	292,297	12.51%	12.51%	2.31%
	2016		0.40%	0.40%	10.49	10.49	7,195	75,482	14.81%	14.81%	1.99%
	2015		0.40%	0.40%	9.14	9.14	4,879	44,586	-14.10%	-14.10%	1.79%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
	2019		0.10%	1.65%	11.81	13.72	680,415	8,783,143	25.77%	27.74%	2.51%
	2018		0.10%	1.65%	10.11	10.76	632,681	6,497,211	-9.40%	-7.98%	2.81%
	2017		0.10%	1.65%	11.15	11.72	612,519	6,941,285	10.70%	12.21%	2.00%
	2016		0.30%	1.65%	10.08	10.44	580,374	5,916,784	13.09%	14.62%	1.92%
	2015		0.30%	1.65%	8.91	8.99	357,756	3,211,909	-15.30%	-14.83%	1.69%
Morgan Stanley VIF Growth Portfolio - Class II
	2019		0.65%	2.55%	31.48	74.75	46,818	2,843,239	28.16%	30.62%	0.00%
	2018		0.65%	2.55%	24.56	57.23	61,025	2,702,955	4.60%	6.60%	0.00%
	2017		0.65%	2.55%	23.48	53.68	56,773	2,392,408	39.23%	41.89%	0.00%
	2016		0.65%	2.55%	21.51	37.83	51,141	1,581,220	-4.06%	-2.56%	0.00%
	2015		0.65%	2.30%	18.10	38.83	54,729	1,801,323	9.42%	11.24%	0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2019		1.15%	3.15%	16.49	34.43	642,848	19,929,374	13.12%	15.41%	0.70%
	2018		1.15%	3.15%	14.52	29.91	722,528	19,634,196	-17.90%	-16.25%	0.64%
	2017		1.15%	3.15%	17.61	35.80	842,037	27,545,955	13.12%	15.40%	0.81%
	2016		1.15%	3.15%	15.51	31.10	994,823	28,198,288	12.57%	14.84%	0.59%
	2015		1.15%	3.15%	13.72	27.17	1,170,110	29,139,938	-10.96%	-9.38%	0.74%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
	2019		0.10%	1.65%	9.37	10.93	407,582	3,938,719	5.04%	6.68%	2.74%
	2018		0.10%	1.65%	8.92	10.25	377,006	3,441,497	-8.22%	-6.79%	3.39%
	2017		0.10%	1.65%	9.72	9.91	319,974	3,168,388	9.16%	9.76%	5.59%
	2016		0.30%	1.65%	8.94	9.03	190,951	1,712,857	11.86%	12.31%	2.97%
	2015		1.10%	1.50%	7.99	8.04	111,256	891,058	-13.71%	-13.36%	2.96%
PIMCO VIT All Asset All Authority Portfolio - Institutional Class
	2019		0.35%	0.80%	9.97	11.06	10,541	109,499	6.18%	6.66%	2.89%
	2018		0.35%	0.80%	9.39	9.56	11,830	113,632	-7.08%	-6.71%	3.39%
	2017		0.40%	0.80%	10.11	10.25	11,085	113,443	10.34%	10.78%	5.36%
	2016		0.40%	0.80%	9.16	9.25	10,628	98,215	12.88%	13.33%	3.20%
	2015		0.40%	0.80%	8.17	8.17	23,948	195,479	-12.52%	-12.52%	3.50%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
	2019		0.30%	2.85%	$6.08	$8.22	1,314,396	$9,916,637	8.33%	11.02%	4.31%
	2018		0.30%	2.75%	5.47	7.43	1,481,154	10,169,013	-16.53%	-14.46%	1.97%
	2017		0.30%	2.75%	6.40	8.72	1,540,717	12,482,715	-0.72%	1.74%	10.86%
	2016		0.30%	2.75%	7.18	8.60	1,603,051	12,900,874	11.76%	14.13%	0.93%
	2015		0.65%	2.75%	6.32	7.54	1,365,622	9,729,125	-27.68%	-26.14%	4.22%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class
	2019		0.40%	0.40%	6.12	6.12	3,962	24,259	11.19%	11.19%	4.18%
	2018		0.40%	0.40%	5.51	5.51	3,879	21,362	-14.39%	-14.39%	2.12%
	2017		0.40%	0.40%	6.43	6.43	5,141	33,086	1.99%	1.99%	11.28%
	2016		0.40%	0.40%	6.31	6.31	4,810	30,337	14.76%	14.76%	1.15%
	2015		0.40%	0.40%	5.50	5.50	5,175	28,443	-25.88%	-25.88%	1.79%
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
	2019		0.30%	1.65%	10.49	11.32	454,063	4,861,077	3.11%	4.52%	4.29%
	2018		0.30%	1.65%	10.17	10.83	436,615	4,523,447	-0.73%	0.62%	2.77%
	2017		0.30%	1.65%	10.25	10.77	375,455	3,900,628	3.19%	4.59%	1.62%
	2016		0.30%	1.65%	9.93	10.08	351,061	3,522,085	2.92%	3.49%	1.51%
	2015		1.10%	1.65%	9.65	9.74	273,509	2,656,937	-3.39%	-2.86%	4.55%
PIMCO VIT Dynamic Bond Portfolio - Institutional Class
	2019		0.40%	0.80%	11.42	11.42	8,809	99,823	4.67%	4.67%	4.80%
	2018		0.40%	0.40%	10.91	10.91	3,983	43,435	0.77%	0.77%	3.00%
	2017		0.40%	0.40%	10.82	10.82	3,798	41,114	4.75%	4.75%	1.87%
	2016		0.40%	0.40%	10.33	10.33	3,225	33,325	4.48%	4.48%	1.70%
	2015	1/9/15	0.40%	0.40%	9.89	9.89	2,234	22,095	-1.86%	-1.86%	4.23%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
	2019		0.30%	1.65%	11.63	12.54	304,804	3,641,296	12.78%	14.31%	4.32%
	2018		0.30%	1.65%	10.31	10.97	298,988	3,149,906	-6.38%	-5.13%	4.03%
	2017		0.30%	1.65%	11.01	11.57	321,804	3,604,773	7.99%	9.46%	4.97%
	2016		0.30%	1.65%	10.20	10.35	285,943	2,951,008	11.38%	11.99%	4.71%
	2015		1.10%	1.65%	9.16	9.24	155,282	1,432,749	-3.94%	-3.41%	5.26%
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class
	2019		0.40%	0.40%	12.65	12.65	5,979	75,649	14.48%	14.48%	4.57%
	2018		0.40%	0.40%	11.05	11.05	3,906	43,169	-4.99%	-4.99%	4.29%
	2017		0.40%	0.40%	11.63	11.63	2,762	32,120	9.62%	9.62%	5.24%
	2016		0.40%	0.40%	10.61	10.61	2,220	23,565	13.06%	13.06%	5.06%
	2015	5/11/15	0.40%	0.40%	9.39	9.39	697	6,547	-6.68%	-6.68%	3.63%
Putnam VT Equity Income Fund - Class IA
	2019	11/7/19	0.35%	1.85%	11.35	11.41	17,104	195,041	2.71%	3.05%	0.00%
Putnam VT Equity Income Fund - Class IB
	2019		0.30%	2.70%	23.56	28.80	369,951	5,004,026	27.25%	28.59%	1.57%
	2018		1.40%	2.45%	18.42	22.41	54,959	1,087,043	-10.70%	-9.76%	0.67%
	2017	5/12/17	1.40%	2.45%	20.53	24.84	55,697	1,218,866	11.45%	12.20%	0.00%
Putnam VT George Putnam Balanced Fund - Class IA
	2019	4/3/19	0.35%	0.50%	14.09	14.16	34,085	481,594	0.14%	11.77%	0.00%
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.99%
	2017	7/17/17	0.50%	0.50%	11.78	11.78	20,106	236,862	5.67%	5.67%	0.00%
Putnam VT George Putnam Balanced Fund - Class IB
	2019		0.10%	3.50%	11.63	14.15	4,711,553	63,064,701	20.34%	23.88%	1.14%
	2018		0.10%	3.00%	10.75	11.37	2,303,515	25,463,065	-5.91%	-3.43%	0.56%
	2017	1/12/17	0.30%	2.90%	11.43	11.77	1,224,855	14,206,850	0.60%	11.84%	0.65%
Putnam VT Global Health Care Fund - Class IA
	2019		0.35%	0.75%	13.27	13.77	26,927	368,267	29.61%	30.13%	0.23%
	2018		0.35%	0.75%	10.20	10.58	22,014	231,406	-0.69%	-0.64%	0.95%
	2017		0.35%	0.40%	10.27	10.27	12,688	132,917	15.14%	15.14%	0.20%
	2016		0.40%	0.40%	8.92	8.92	2,153	19,211	-11.50%	-11.50%	0.00%
	2015	8/20/15	0.40%	0.40%	10.08	10.08	1,939	19,563	-3.44%	-3.44%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Putnam VT Global Health Care Fund - Class IB
	2019		0.10%	2.65%	$12.40	$36.96	1,036,526	$18,342,329	26.89%	30.16%	0.00%
	2018		0.10%	2.65%	9.79	28.74	1,046,171	14,596,056	-3.00%	-0.69%	1.04%
	2017		0.10%	2.45%	9.97	29.29	1,009,021	13,542,660	12.79%	14.95%	0.51%
	2016		0.30%	2.20%	8.76	25.73	643,384	8,166,716	-13.28%	-11.62%	0.00%
	2015		0.30%	2.20%	23.67	29.41	610,533	9,761,142	5.44%	6.39%	0.00%
Putnam VT Growth & Income Fund - Class IB
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.06%
	2016		1.40%	2.45%	17.59	21.62	65,333	1,220,820	12.35%	13.42%	1.61%
	2015		1.30%	2.35%	15.59	19.24	74,485	1,229,146	-9.68%	-8.73%	1.90%
Putnam VT Income Fund - Class IA
	2019		0.35%	0.40%	11.60	11.60	22,579	261,910	11.85%	11.85%	7.90%
	2018	6/7/18	0.35%	0.35%	10.37	10.37	3,809	39,502	0.36%	0.36%	0.00%
Putnam VT Income Fund - Class IB
	2019		0.10%	1.65%	10.80	11.63	803,470	8,872,619	10.06%	11.78%	2.89%
	2018		0.10%	1.65%	9.82	10.41	670,350	6,686,164	-1.44%	0.10%	2.87%
	2017		0.10%	1.65%	9.96	10.32	609,805	6,139,023	3.87%	5.28%	3.64%
	2016		0.30%	1.65%	9.59	9.81	417,684	4,034,433	0.33%	1.69%	3.38%
	2015	6/23/15	0.30%	1.65%	9.56	9.64	214,052	2,051,661	-2.97%	-1.13%	0.00%
Putnam VT Multi-Asset Absolute Return Fund - Class IA
	2019		0.35%	0.35%	10.43	10.43	5,534	57,749	5.56%	5.56%	0.00%
	2018		0.35%	0.35%	9.88	9.88	129	1,277	-7.82%	-7.82%	0.67%
	2017	7/24/17	0.35%	0.35%	10.72	10.72	129	1,385	3.01%	3.01%	0.00%
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.39%
	2015	9/30/15	0.40%	0.40%	10.22	10.22	943	9,644	-0.20%	-0.20%	0.00%
Putnam VT Multi-Asset Absolute Return Fund - Class IB
	2019		0.10%	1.65%	9.74	10.47	259,404	2,611,357	4.18%	5.81%	0.00%
	2018		0.10%	1.65%	9.41	9.90	293,939	2,827,027	-9.35%	-7.93%	0.37%
	2017		0.10%	1.65%	10.38	10.59	276,983	2,925,608	5.23%	5.81%	0.00%
	2016		0.30%	1.65%	9.87	10.01	218,153	2,177,917	-0.95%	-0.40%	3.21%
	2015		1.10%	1.65%	9.99	10.05	239,428	2,402,565	-2.02%	-1.63%	0.05%
QS Variable Conservative Growth - Class II
	2019		0.30%	3.00%	11.18	11.96	710,393	8,211,581	13.64%	16.59%	2.47%
	2018		0.30%	2.85%	9.87	10.26	403,054	4,053,245	-7.05%	-4.84%	4.14%
	2017	6/26/17	0.30%	2.65%	10.62	10.78	90,766	970,818	2.28%	5.70%	5.25%
Rational Trend Aggregation VA Fund
	2019		1.10%	2.20%	12.61	13.87	78,522	1,068,363	4.96%	6.12%	2.73%
	2018		1.10%	2.20%	12.01	13.07	83,726	1,075,379	-6.65%	-5.61%	3.86%
	2017		1.10%	2.20%	12.87	13.84	92,981	1,268,081	-3.73%	-2.68%	3.36%
	2016		1.10%	2.20%	13.37	14.22	98,442	1,382,651	4.64%	5.80%	4.43%
	2015		1.10%	2.20%	12.77	13.44	89,058	1,182,870	-5.17%	-4.11%	4.15%
SEI VP Market Growth Strategy Fund - Class II
	2019		0.75%	0.75%	12.23	12.23	178,135	2,178,824	17.96%	17.96%	3.02%
	2018	4/13/18	0.75%	0.75%	10.37	10.37	188,413	1,953,696	-7.82%	-7.82%	2.03%
SEI VP Market Growth Strategy Fund - Class III
	2019		0.95%	1.65%	10.72	12.21	233,048	2,748,918	16.65%	17.47%	2.79%
	2018		0.95%	1.65%	10.15	10.41	241,896	2,442,821	-9.59%	-9.09%	1.96%
	2017		1.10%	1.65%	11.22	11.45	233,687	2,647,538	11.90%	12.52%	1.58%
	2016		1.10%	1.65%	10.03	10.17	174,241	1,759,951	5.68%	6.26%	3.15%
	2015		1.10%	1.65%	9.55	9.58	83,604	797,918	-4.87%	-4.72%	1.43%
SEI VP Market Plus Strategy Fund - Class III
	2019		0.10%	1.50%	12.60	13.15	82,844	1,070,083	19.88%	21.57%	1.77%
	2018		0.10%	1.50%	10.51	11.11	182,935	1,953,046	-11.62%	-10.55%	1.99%
	2017		0.30%	1.50%	11.89	12.42	170,795	2,054,693	16.59%	18.00%	1.42%
	2016		0.30%	1.50%	10.20	10.53	173,755	1,786,887	6.55%	7.83%	1.86%
	2015		0.30%	1.50%	9.61	9.76	150,117	1,444,007	-5.02%	-4.11%	0.96%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Templeton Foreign VIP Fund - Class 1
	2019		0.35%	0.40%	$9.60	$11.53	7,165	$76,212	12.39%	12.44%	1.93%
	2018		0.35%	0.40%	8.55	8.55	4,742	43,259	-15.61%	-15.61%	3.58%
	2017		0.40%	0.40%	10.13	10.13	2,938	29,745	16.55%	16.55%	3.01%
	2016		0.40%	0.40%	8.69	8.69	2,393	20,789	7.06%	7.06%	1.98%
	2015		0.40%	0.40%	8.11	8.11	2,372	19,246	-6.68%	-6.68%	3.42%
Templeton Foreign VIP Fund - Class 4
	2019		0.10%	1.65%	8.78	11.39	407,191	3,723,168	10.65%	12.38%	1.50%
	2018		0.10%	1.65%	7.94	10.13	386,695	3,167,816	-16.92%	-15.62%	2.42%
	2017		0.10%	1.65%	9.55	10.04	321,266	3,135,779	14.71%	16.27%	1.72%
	2016		0.30%	1.65%	8.33	8.63	306,726	2,583,212	5.34%	6.77%	1.50%
	2015		0.30%	1.65%	7.93	8.08	198,634	1,582,413	-8.04%	-6.93%	2.88%
Templeton Global Bond VIP Fund - Class 1
	2019		0.35%	0.80%	10.12	11.01	454,295	4,870,746	1.44%	1.90%	7.04%
	2018		0.35%	0.80%	9.97	10.80	402,771	4,227,873	1.41%	1.86%	0.00%
	2017		0.35%	0.80%	9.84	9.98	233,204	2,376,982	1.34%	1.75%	0.00%
	2016		0.40%	0.80%	9.70	9.81	157,097	1,539,327	2.38%	2.80%	0.00%
	2015		0.40%	0.80%	9.54	9.54	163,072	1,555,040	-4.48%	-4.48%	7.78%
Templeton Global Bond VIP Fund - Class 2
	2019		0.60%	3.15%	9.33	18.69	16,275,632	279,416,362	-1.15%	1.40%	7.11%
	2018		0.60%	3.15%	9.44	18.43	17,380,143	297,732,864	-1.22%	1.33%	0.00%
	2017		0.60%	3.15%	9.55	18.23	19,516,962	333,882,359	-1.24%	1.32%	0.00%
	2016		0.60%	3.15%	9.54	18.11	20,761,360	354,728,144	-0.25%	2.32%	0.00%
	2015		0.60%	3.15%	9.43	17.81	23,440,742	396,170,672	-7.27%	-4.88%	7.86%
Templeton Global Bond VIP Fund - Class 4
	2019		0.10%	1.65%	9.45	10.86	3,157,937	30,945,969	0.19%	1.75%	6.77%
	2018		0.10%	1.65%	9.43	10.67	2,967,184	28,763,421	0.23%	1.79%	0.00%
	2017		0.10%	1.65%	9.41	9.89	2,739,153	26,207,074	0.10%	1.46%	0.00%
	2016		0.30%	1.65%	9.40	9.74	1,888,622	17,954,067	1.19%	2.56%	0.00%
	2015		0.30%	1.65%	9.29	9.50	1,375,882	12,874,602	-5.96%	-4.68%	7.03%
Templeton Growth VIP Fund - Class 2
	2019		1.10%	3.05%	10.96	22.51	1,190,961	22,080,782	11.69%	13.89%	2.77%
	2018		1.10%	3.05%	9.78	19.80	1,333,167	21,850,180	-17.41%	-15.78%	1.98%
	2017		1.10%	3.05%	11.81	23.58	1,534,741	30,053,571	14.94%	17.20%	1.63%
	2016		1.10%	3.05%	11.67	20.27	1,761,584	29,587,438	6.49%	8.42%	1.88%
	2015		1.10%	2.90%	10.95	18.83	1,979,364	30,914,559	-9.16%	-7.51%	2.62%
TOPS® Moderate Growth ETF Portfolio - Service Class Shares
	2019	6/17/19	0.50%	1.85%	10.87	10.97	1,068,343	11,618,536	6.25%	7.87%	0.22%
Transparent Value Directional Allocation VI Portfolio - Class I
	2015		0.40%	0.40%	9.67	9.67	3,434	33,213	-2.95%	-2.95%	0.00%
Transparent Value Directional Allocation VI Portfolio - Class II
	2015		1.10%	1.65%	9.48	9.54	813,132	7,738,723	-4.21%	-3.82%	0.00%
VanEck VIP Global Hard Assets Fund - Class S Shares
	2019		0.10%	1.65%	5.15	7.52	590,280	3,189,559	9.72%	11.22%	0.00%
	2018		0.30%	1.65%	4.69	5.00	522,002	2,509,607	-29.59%	-28.64%	0.00%
	2017		0.30%	1.65%	6.66	7.00	532,159	3,604,212	-3.58%	-2.27%	0.00%
	2016		0.30%	1.65%	6.91	7.16	433,003	3,035,987	41.07%	42.98%	0.26%
	2015		0.30%	1.65%	4.90	5.01	251,082	1,241,231	-34.72%	-33.82%	0.02%
VanEck VIP Global Hard Assets Fund - Initial Class Shares
	2019		0.35%	0.40%	5.60	8.26	52,792	335,098	11.42%	11.48%	0.00%
	2018		0.35%	0.40%	5.03	7.41	53,325	298,218	-28.56%	-28.53%	0.00%
	2017		0.35%	0.40%	7.04	7.04	49,305	383,603	-2.09%	-2.09%	0.00%
	2016		0.40%	0.40%	7.19	7.19	41,596	299,092	43.14%	43.14%	0.36%
	2015		0.40%	0.40%	5.02	5.02	45,049	226,309	-33.71%	-33.71%	0.02%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
	2019		0.10%	1.65%	$10.68	$11.92	1,410,783	$15,896,953	8.66%	10.36%	3.87%
	2018		0.10%	1.65%	10.17	10.82	1,359,597	14,052,231	-4.26%	-2.76%	4.19%
	2017		0.10%	1.65%	10.62	11.15	1,255,777	13,511,991	4.98%	6.40%	4.53%
	2016		0.30%	1.65%	10.11	10.48	1,016,832	10,380,554	7.50%	8.96%	4.56%
	2015		0.30%	1.65%	9.41	9.49	666,746	6,310,592	-2.87%	-2.34%	5.90%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares
	2019		0.35%	0.75%	11.35	12.03	71,890	827,527	10.06%	10.50%	4.41%
	2018		0.35%	0.75%	10.31	10.89	52,358	545,415	-3.24%	-2.85%	3.05%
	2017		0.35%	0.75%	11.22	11.22	111,639	1,213,760	6.57%	6.57%	6.18%
	2016		0.40%	0.40%	10.52	10.52	1,263	13,293	9.15%	9.15%	4.41%
	2015	6/25/15	0.40%	0.40%	9.64	9.64	1,263	12,189	-3.61%	-3.61%	2.92%
Virtus Rampart Equity Trend Series - Class A Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.04%
	2017		1.10%	1.65%	10.09	10.30	141,275	1,445,650	18.47%	19.12%	0.00%
	2016		1.10%	1.65%	8.52	8.64	138,067	1,188,526	-2.59%	-2.05%	0.00%
	2015		1.10%	1.65%	8.75	8.83	381,314	3,361,190	-10.81%	-10.32%	0.00%
Virtus Rampart Equity Trend Series - Class I Shares
	2017	4/4/17	0.40%	0.40%	10.66	10.66	5	51	14.72%	14.72%	0.00%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2019:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio - Class B	$6,903,642	$10,327,045
AB VPS International Value Portfolio - Class B	8	34
AB VPS Large Cap Growth Portfolio - Class B	1,786,394	2,373,172

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Small/Mid Cap Value Portfolio - Class A	$319,869	$144,634
AB VPS Small/Mid Cap Value Portfolio - Class B	32,215,645	17,433,752
ALPS/Alerian Energy Infrastructure Portfolio - Class I	79,155	16,186
ALPS/Alerian Energy Infrastructure Portfolio - Class III	1,248,797	1,342,737
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	19,151	20,356
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	2,846,435	1,702,776
ALPS/Stadion Core ETF Portfolio - Class I	11,963	328,633
ALPS/Stadion Core ETF Portfolio - Class III	3,863,468	18,204,581
ALPS/Stadion Tactical Growth Portfolio - Class III	1,344,599	5,664,087
American Century VP Balanced Fund - Class I	306,805	272,556
American Century VP Balanced Fund - Class II	28,016,286	9,287,969
American Century VP Inflation Protection Fund - Class II	394	2,065
American Century VP Large Company Value Fund - Class I	1,882,244	288,541
American Century VP Large Company Value Fund - Class II	22,534,786	5,702,771
American Funds Asset Allocation Fund - Class 1	1,554,967	788,693
American Funds Asset Allocation Fund - Class 1A	3,338,891	580,910
American Funds Asset Allocation Fund - Class 4	51,576,611	9,094,193
American Funds Blue Chip Income and Growth Fund - Class 1	541,040	499,018
American Funds Blue Chip Income and Growth Fund - Class 1A	4,835,096	450,743
American Funds Blue Chip Income and Growth Fund - Class 4	13,526,930	2,283,745
American Funds Bond Fund - Class 1	1,023,070	879,983
American Funds Bond Fund - Class 1A	2,622,326	688,341
American Funds Capital Income Builder® - Class 1	121,684	174,856
American Funds Capital Income Builder® - Class 1A	2,892,283	344,685
American Funds Capital Income Builder® - Class 4	9,312,111	4,653,827
American Funds Global Balanced Fund - Class 1	139,405	29,007
American Funds Global Balanced Fund - Class 1A	162,021	159,224
American Funds Global Bond Fund - Class 1	394,253	370,310
American Funds Global Bond Fund - Class 1A	90,233	59,645
American Funds Global Growth and Income Fund - Class 1	104,340	123,741
American Funds Global Growth and Income Fund - Class 1A	839,078	136,481
American Funds Global Growth Fund - Class 1	478,915	467,954
American Funds Global Growth Fund - Class 1A	1,259,100	594,123
American Funds Global Growth Fund - Class 2	22,451,832	46,504,124
American Funds Global Growth Fund - Class 4	15,505,794	5,048,582
American Funds Global Small Capitalization Fund - Class 1	132,826	235,393
American Funds Global Small Capitalization Fund - Class 1A	223,390	96,205
American Funds Global Small Capitalization Fund - Class 2	25,669,734	58,913,039
American Funds Global Small Capitalization Fund - Class 4	6,003,494	1,851,040
American Funds Growth Fund - Class 1	1,341,335	3,103,085
American Funds Growth Fund - Class 1A	7,463,625	1,605,715
American Funds Growth Fund - Class 2	154,546,338	215,276,390
American Funds Growth Fund - Class 4	49,025,214	11,684,643
American Funds Growth-Income Fund - Class 1	844,181	1,171,703
American Funds Growth-Income Fund - Class 1A	4,126,745	897,561
American Funds Growth-Income Fund - Class 2	210,805,925	245,517,006
American Funds Growth-Income Fund - Class 4	42,760,821	8,835,738
American Funds High-Income Bond Fund - Class 1	165,644	116,838
American Funds High-Income Bond Fund - Class 1A	392,338	345,906
American Funds International Fund - Class 1	760,766	1,029,113
American Funds International Fund - Class 1A	2,310,665	1,173,938
American Funds International Fund - Class 2	30,495,116	91,516,876
American Funds International Fund - Class 4	9,929,808	5,161,227
American Funds International Growth and Income Fund - Class 1	142,987	297,399
American Funds International Growth and Income Fund - Class 1A	132,780	75,034
American Funds Managed Risk Asset Allocation Fund - Class P1	695,318	333,793
American Funds Managed Risk Asset Allocation Fund - Class P2	23,275,611	9,247,561
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	591,747	313,184
American Funds Managed Risk Growth Fund - Class P1	1,636,541	324,682
American Funds Managed Risk Growth-Income Fund - Class P1	344,768	38,761
American Funds Managed Risk International Fund - Class P1	377,943	140,286

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Funds Mortgage Fund - Class 1	$251,474	$287,034
American Funds Mortgage Fund - Class 1A	178,164	444,001
American Funds Mortgage Fund - Class 4	1,340,083	2,031,058
American Funds New World Fund® - Class 1	383,068	946,962
American Funds New World Fund® - Class 1A	1,819,750	408,047
American Funds New World Fund® - Class 4	7,823,882	2,423,494
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	483,856	488,573
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	1,397,815	488,302
BlackRock Global Allocation V.I. Fund - Class I	510,271	351,285
BlackRock Global Allocation V.I. Fund - Class III	60,967,257	126,465,655
ClearBridge Variable Aggressive Growth Portfolio - Class I	9,129	2,587
ClearBridge Variable Aggressive Growth Portfolio - Class II	2,053,143	3,083,200
ClearBridge Variable Large Cap Growth Portfolio - Class I	1,092,171	751,504
ClearBridge Variable Large Cap Growth Portfolio - Class II	72,038,110	3,773,727
ClearBridge Variable Mid Cap Portfolio - Class I	502,999	237,088
ClearBridge Variable Mid Cap Portfolio - Class II	9,210,580	2,911,958
Columbia VP Commodity Strategy Fund - Class 1	32,184	10,777
Columbia VP Commodity Strategy Fund - Class 2	121,778	150,322
Columbia VP Emerging Markets Bond Fund - Class 1	221,330	157,725
Columbia VP Emerging Markets Bond Fund - Class 2	1,695,262	743,625
Columbia VP Strategic Income Fund - Class 1	936,993	595,128
Columbia VP Strategic Income Fund - Class 2	7,730,485	1,020,545
Delaware VIP® Diversified Income Series - Service Class	156,748,300	154,442,648
Delaware VIP® Diversified Income Series - Standard Class	3,615,546	1,447,059
Delaware VIP® Emerging Markets Series - Service Class	21,015,545	48,274,110
Delaware VIP® Emerging Markets Series - Standard Class	279,477	266,490
Delaware VIP® High Yield Series - Service Class	20,945,175	25,879,103
Delaware VIP® High Yield Series - Standard Class	357,785	533,135
Delaware VIP® International Value Equity Series - Standard Class	2,920	4,867
Delaware VIP® Limited-Term Diversified Income Series - Service Class	67,754,127	105,424,743
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	1,149,953	519,901
Delaware VIP® REIT Series - Service Class	11,291,014	19,344,711
Delaware VIP® REIT Series - Standard Class	690,558	576,989
Delaware VIP® Small Cap Value Series - Service Class	66,546,714	29,736,436
Delaware VIP® Small Cap Value Series - Standard Class	1,083,016	637,798
Delaware VIP® Smid Cap Core Series - Service Class	15,157,951	25,399,046
Delaware VIP® Smid Cap Core Series - Standard Class	650,380	1,337,007
Delaware VIP® U.S. Growth Series - Service Class	55,121,044	40,774,773
Delaware VIP® U.S. Growth Series - Standard Class	154,914	82,719
Delaware VIP® Value Series - Service Class	46,074,199	31,880,027
Delaware VIP® Value Series - Standard Class	1,244,606	1,085,051
DWS Alternative Asset Allocation VIP Portfolio - Class A	192,800	160,178
DWS Alternative Asset Allocation VIP Portfolio - Class B	3,039,048	6,997,599
DWS Equity 500 Index VIP Portfolio - Class A	965,753	746,272
DWS Small Cap Index VIP Portfolio - Class A	344,572	442,528
Eaton Vance VT Floating-Rate Income Fund - ADV Class	946,716	657,569
Eaton Vance VT Floating-Rate Income Fund - Initial Class	12,838,409	9,738,927
Fidelity® VIP Balanced Portfolio - Initial Class	327,666	987
Fidelity® VIP Balanced Portfolio - Service Class 2	35,501,115	782,464
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,733,727	711,309
Fidelity® VIP Contrafund® Portfolio - Service Class 2	167,343,224	104,688,763
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	295,189	19,731
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	8,956,222	2,204,621
Fidelity® VIP Growth Portfolio - Initial Class	765,514	729,049
Fidelity® VIP Growth Portfolio - Service Class 2	25,824,831	33,071,195
Fidelity® VIP Mid Cap Portfolio - Initial Class	837,845	385,267
Fidelity® VIP Mid Cap Portfolio - Service Class 2	96,754,839	48,674,859
Fidelity® VIP Strategic Income Portfolio - Initial Class	1,286,308	1,212,995
Fidelity® VIP Strategic Income Portfolio - Service Class 2	5,293,121	1,781,398
First Trust Dorsey Wright Tactical Core Portfolio - Class I	2,119,354	1,707,645
First Trust Dorsey Wright Tactical Core Portfolio - Class II	7,698	469

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
First Trust Multi Income Allocation Portfolio - Class I	$1,004,010	$479,363
First Trust Multi Income Allocation Portfolio - Class II	1,237	12,731
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	48,645,587	16,596,703
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	1,282,035	46,262
Franklin Allocation VIP Fund - Class 1	4,368	46,065
Franklin Allocation VIP Fund - Class 4	1,737,532	1,019,267
Franklin Income VIP Fund - Class 1	137,460	46,120
Franklin Income VIP Fund - Class 2	41,312,681	67,918,958
Franklin Income VIP Fund - Class 4	31,783,588	3,752,960
Franklin Mutual Shares VIP Fund - Class 1	150,476	70,568
Franklin Mutual Shares VIP Fund - Class 2	77,675,859	79,781,844
Franklin Mutual Shares VIP Fund - Class 4	12,552,674	2,366,193
Franklin Rising Dividends VIP Fund - Class 1	362,675	142,731
Franklin Rising Dividends VIP Fund - Class 4	12,498,925	3,280,329
Franklin Small Cap Value VIP Fund - Class 1	280,842	64,242
Franklin Small Cap Value VIP Fund - Class 4	4,223,778	1,708,999
Franklin Small-Mid Cap Growth VIP Fund - Class 1	404,140	137,436
Franklin Small-Mid Cap Growth VIP Fund - Class 4	2,963,447	1,357,524
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	685,339	832,208
Goldman Sachs VIT Government Money Market Fund - Service Shares	15,464,357	14,368,586
Goldman Sachs VIT Large Cap Value Fund - Service Shares	7,170,645	17,436,184
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	566,486	501,425
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	592,307	83,009
Guggenheim VT Long Short Equity	706,127	593,639
Guggenheim VT Multi-Hedge Strategies	797,066	775,693
Hartford Capital Appreciation HLS Fund - Class IA	8,700	272
Hartford Capital Appreciation HLS Fund - Class IC	3,778,380	1,954,827
Invesco Oppenheimer V.I. Global Fund - Series II Shares	1,545,006	1,532,741
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	153,969	23,869
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	3,078,078	2,051,649
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	403,243	544,155
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	6,883,952	2,719,855
Invesco V.I. American Franchise Fund - Series I Shares	333,689	327,463
Invesco V.I. American Franchise Fund - Series II Shares	227,004	109,376
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	601,398	42,631
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	2,535,121	2,398,427
Invesco V.I. Comstock Fund - Series I Shares	209,511	71,483
Invesco V.I. Comstock Fund - Series II Shares	2,051,629	554,281
Invesco V.I. Core Equity Fund - Series I Shares	698,436	811,245
Invesco V.I. Core Equity Fund - Series II Shares	151,057	161,660
Invesco V.I. Diversified Dividend Fund - Series I Shares	432,577	126,619
Invesco V.I. Diversified Dividend Fund - Series II Shares	3,831,430	4,529,075
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	4,571,722	249,228
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	61,895,947	6,734,270
Invesco V.I. Equity and Income Fund - Series I Shares	4,212	2,125
Invesco V.I. Equity and Income Fund - Series II Shares	3,197,947	5,712,151
Invesco V.I. International Growth Fund - Series I Shares	262,908	372,409
Invesco V.I. International Growth Fund - Series II Shares	17,000,547	4,941,786
Ivy VIP Asset Strategy Portfolio - Class I	543	502
Ivy VIP Asset Strategy Portfolio - Class II	1,724,142	1,259,029
Ivy VIP Energy Portfolio - Class I	47,269	33,763
Ivy VIP Energy Portfolio - Class II	1,575,044	2,497,709
Ivy VIP High Income Portfolio - Class I	1,027,802	314,117
Ivy VIP High Income Portfolio - Class II	7,288,599	3,871,083
Ivy VIP Mid Cap Growth Portfolio - Class I	1,568,584	176,408
Ivy VIP Mid Cap Growth Portfolio - Class II	6,837,312	3,010,954
Ivy VIP Science and Technology Portfolio - Class I	189,918	30,256
Ivy VIP Science and Technology Portfolio - Class II	9,067,375	4,117,507
Ivy VIP Small Cap Growth Portfolio - Class I	30,417	12,389
Ivy VIP Small Cap Growth Portfolio - Class II	2,214,549	1,630,660
Janus Henderson Balanced Portfolio - Service Shares	2,091,524	1,912,025

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Janus Henderson Enterprise Portfolio - Service Shares	$832,349	$1,370,613
Janus Henderson Global Research Portfolio - Service Shares	41,922	181,722
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	2,643,156	257,480
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	61,427,269	10,536,957
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	1,011,700	2,241,236
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	283,948	2,454
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	1,283,942	287,664
Lincoln iShares® Global Growth Allocation Fund - Standard Class	14,424	8,775
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	25,166	35,988
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	16,425,317	7,003,387
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	7,493,323	3,307,368
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	768,318	1,847,861
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	14,814,437	7,202,000
LVIP American Balanced Allocation Fund - Service Class	13,029,707	4,262,818
LVIP American Balanced Allocation Fund - Standard Class	2,881,121	466,420
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	86,184,179	17,812,516
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	6,349,907	2,556,614
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	36,649	29,578
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	14,431,144	6,456,948
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	41,940	11,862
LVIP American Global Growth Fund - Service Class II	48,411,202	19,172,513
LVIP American Global Small Capitalization Fund - Service Class II	5,640,326	12,580,302
LVIP American Growth Allocation Fund - Service Class	6,271,133	4,425,740
LVIP American Growth Allocation Fund - Standard Class	2,983,560	92,295
LVIP American Growth Fund - Service Class II	198,731,011	21,799,012
LVIP American Growth-Income Fund - Service Class II	182,023,815	15,283,620
LVIP American Income Allocation Fund - Standard Class	6,707	7,286
LVIP American International Fund - Service Class II	31,674,408	18,132,083
LVIP American Preservation Fund - Service Class	2,584,161	1,749,414
LVIP American Preservation Fund - Standard Class	1,876,385	1,845,909
LVIP Baron Growth Opportunities Fund - Service Class	29,889,039	20,173,142
LVIP Baron Growth Opportunities Fund - Standard Class	254,843	160,023
LVIP BlackRock Advantage Allocation Fund - Service Class	4,934,827	668,557
LVIP BlackRock Advantage Allocation Fund - Standard Class	1,742	1,619
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	753,203,987	341,263,869
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	317,479	122,810
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	36,809,358	100,789,499
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	5,691	22,512
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	101,885,874	14,124,716
LVIP BlackRock Global Real Estate Fund - Service Class	9,471,671	14,610,309
LVIP BlackRock Global Real Estate Fund - Standard Class	543,422	293,653
LVIP BlackRock Inflation Protected Bond Fund - Service Class	43,081,148	75,685,881
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	866,507	895,543
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	153,156,115	4,845,538
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	141,452,498	17,577,342
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	260,136	401,384
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	105,141,302	46,271,001
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	16,545	2,899
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	21,239,287	165,961,794
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	210,268,940	27,103,166
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	2,865	5,062
LVIP Delaware Bond Fund - Service Class	406,930,226	182,238,158
LVIP Delaware Bond Fund - Standard Class	6,387,235	9,977,636
LVIP Delaware Diversified Floating Rate Fund - Service Class	49,649,664	94,232,463
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,365,241	1,247,811
LVIP Delaware Social Awareness Fund - Service Class	7,648,200	7,315,638
LVIP Delaware Social Awareness Fund - Standard Class	625,622	1,516,432
LVIP Delaware Special Opportunities Fund - Service Class	29,171,006	6,478,860
LVIP Delaware Wealth Builder Fund - Service Class	6,179,069	3,829,457
LVIP Delaware Wealth Builder Fund - Standard Class	436,297	645,438
LVIP Dimensional International Core Equity Fund - Service Class	22,485,122	3,496,182

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Dimensional International Core Equity Fund - Standard Class	$2,588,284	$2,102,388
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	67,423,176	19,014,922
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	453,914	199,833
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	46,167,004	7,751,705
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	3,185,093	1,027,015
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	29,034,932	3,310,928
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	2,128,966	1,638,976
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	76,331,449	35,230,177
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	1,203,011	582,894
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	133,900,271	27,773,114
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	5,280,274	2,729,745
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	51,667,398	40,620,092
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	12,074	6,784
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	68,690,682	53,900,193
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	4,340	147
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	5,973,396	1,633,250
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	241,249	48,542
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	24,924,791	327,608,789
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	11,993	23,501
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	95,628,475	2,523,133
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	2,073,545	105,207
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	77,739,661	120,221,383
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	165,398	233,736
LVIP Global Growth Allocation Managed Risk Fund - Service Class	548,461,451	856,195,097
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	1,901,612	896,221
LVIP Global Income Fund - Service Class	31,063,818	82,718,641
LVIP Global Income Fund - Standard Class	248,283	80,514
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	443,040,711	594,785,110
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	2,770,035	163,600
LVIP Goldman Sachs Income Builder Fund - Service Class	6,867,110	18,880,752
LVIP Goldman Sachs Income Builder Fund - Standard Class	122,436	668,078
LVIP Government Money Market Fund - Service Class	194,558,092	159,607,139
LVIP Government Money Market Fund - Standard Class	25,759,623	20,779,321
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	19,576,929	316,924,749
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	326,116,549	33,212,306
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	30,155	35,719
LVIP JPMorgan High Yield Fund - Service Class	51,963,260	33,038,656
LVIP JPMorgan High Yield Fund - Standard Class	1,846,963	438,183
LVIP JPMorgan Retirement Income Fund - Service Class	9,406,253	1,889,501
LVIP JPMorgan Retirement Income Fund - Standard Class	68,682	65,947
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	32,969,377	45,831,978
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	92,385	83,140
LVIP Loomis Sayles Global Growth Fund - Service Class	877,530	358,119
LVIP Loomis Sayles Global Growth Fund - Standard Class	133,162	101,013
LVIP MFS International Equity Managed Volatility Fund - Service Class	79,299,634	17,174,917
LVIP MFS International Growth Fund - Service Class	29,346,544	16,539,244
LVIP MFS International Growth Fund - Standard Class	430,045	51,358
LVIP MFS Value Fund - Service Class	54,999,513	73,317,540
LVIP MFS Value Fund - Standard Class	807,259	69,567
LVIP Mondrian International Value Fund - Service Class	27,237,393	30,999,434
LVIP Mondrian International Value Fund - Standard Class	731,838	1,322,990
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	7,303,708	9,559,758
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	542	192
LVIP PIMCO Low Duration Bond Fund - Service Class	104,355,084	58,163,899
LVIP PIMCO Low Duration Bond Fund - Standard Class	2,662,219	1,571,622
LVIP SSGA Bond Index Fund - Service Class	65,612,963	108,879,996
LVIP SSGA Bond Index Fund - Standard Class	9,596,486	5,752,612
LVIP SSGA Conservative Index Allocation Fund - Service Class	12,529,846	10,992,843
LVIP SSGA Conservative Index Allocation Fund - Standard Class	2,814	1,526
LVIP SSGA Conservative Structured Allocation Fund - Service Class	13,703,388	26,901,008
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	32,169	399,329

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP SSGA Developed International 150 Fund - Service Class	$13,873,720	$20,787,422
LVIP SSGA Developed International 150 Fund - Standard Class	540,618	122,611
LVIP SSGA Emerging Markets 100 Fund - Service Class	14,530,068	20,053,718
LVIP SSGA Emerging Markets 100 Fund - Standard Class	823,268	459,597
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	4,434,021	1,033,452
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	550,320	15,971
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	32,400,656	90,151,908
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	30,634	135,143
LVIP SSGA International Index Fund - Service Class	14,602,044	38,975,988
LVIP SSGA International Index Fund - Standard Class	1,064,580	464,063
LVIP SSGA International Managed Volatility Fund - Service Class	12,998,860	45,925,065
LVIP SSGA International Managed Volatility Fund - Standard Class	6,814	16,549
LVIP SSGA Large Cap 100 Fund - Service Class	44,946,370	41,844,121
LVIP SSGA Large Cap 100 Fund - Standard Class	2,659,552	609,892
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	133,849,900	18,682,499
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	74,249	76,690
LVIP SSGA Mid-Cap Index Fund - Service Class	33,926,652	5,992,605
LVIP SSGA Mid-Cap Index Fund - Standard Class	2,879,943	651,496
LVIP SSGA Moderate Index Allocation Fund - Service Class	29,863,690	26,170,244
LVIP SSGA Moderate Index Allocation Fund - Standard Class	413,975	11,288
LVIP SSGA Moderate Structured Allocation Fund - Service Class	40,539,048	98,095,985
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	187,169	193,397
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	27,797,234	37,508,859
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	847,559	23,537
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	25,026,951	56,364,115
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	103,430	90,952
LVIP SSGA S&P 500 Index Fund - Service Class	175,474,544	104,268,857
LVIP SSGA S&P 500 Index Fund - Standard Class	18,242,813	12,334,482
LVIP SSGA Short-Term Bond Index Fund - Service Class	76,620,117	19,686,666
LVIP SSGA Short-Term Bond Index Fund - Standard Class	2,494,170	518,404
LVIP SSGA Small-Cap Index Fund - Service Class	60,696,467	22,700,535
LVIP SSGA Small-Cap Index Fund - Standard Class	3,169,098	2,424,346
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	20,534,501	15,364,708
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	2,619,260	643,575
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	95,728,061	15,046,884
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	28,189	24,970
LVIP T. Rowe Price 2010 Fund - Service Class	3,330,058	2,771,908
LVIP T. Rowe Price 2020 Fund - Service Class	2,152,368	2,165,787
LVIP T. Rowe Price 2030 Fund - Service Class	1,359,272	1,319,026
LVIP T. Rowe Price 2040 Fund - Service Class	2,673,516	2,191,385
LVIP T. Rowe Price Growth Stock Fund - Service Class	46,135,670	49,487,450
LVIP T. Rowe Price Growth Stock Fund - Standard Class	1,006,864	275,771
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	59,358,657	11,504,835
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	855,616	1,144,011
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	74,939,757	1,188,594
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	166,670	30,887
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	308,411,884	14,340,071
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	1,556,366	73,806
LVIP Vanguard Domestic Equity ETF Fund - Service Class	43,123,717	23,307,002
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	3,196,432	792,731
LVIP Vanguard International Equity ETF Fund - Service Class	37,358,679	10,874,872
LVIP Vanguard International Equity ETF Fund - Standard Class	3,644,497	677,162
LVIP Wellington Capital Growth Fund - Service Class	45,176,299	53,194,302
LVIP Wellington Capital Growth Fund - Standard Class	659,011	210,798
LVIP Wellington Mid-Cap Value Fund - Service Class	19,898,727	8,516,606
LVIP Wellington Mid-Cap Value Fund - Standard Class	284,608	172,762
LVIP Western Asset Core Bond Fund - Service Class	136,737,194	7,085,575
LVIP Western Asset Core Bond Fund - Standard Class	3,484,983	445,797
MFS® VIT Growth Series - Initial Class	994,843	976,036
MFS® VIT Growth Series - Service Class	47,929,555	13,372,714
MFS® VIT Total Return Series - Initial Class	806,072	831,948

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
MFS® VIT Total Return Series - Service Class	$24,395,129	$7,183,028
MFS® VIT Utilities Series - Initial Class	2,572,258	3,358,532
MFS® VIT Utilities Series - Service Class	9,965,026	27,417,086
MFS® VIT II Core Equity Portfolio - Service Class	537,953	262,667
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	401,959	397,712
MFS® VIT II International Intrinsic Value Portfolio - Service Class	6,871,473	8,523,506
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	63,157	46,117
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	2,070,659	1,068,506
Morgan Stanley VIF Growth Portfolio - Class II	935,625	1,395,788
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	3,839,015	4,308,138
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	1,141,935	782,682
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	25,655	34,041
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	857,463	1,775,715
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	36,636	34,193
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	1,245,915	930,762
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	64,327	7,469
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	957,243	793,147
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	69,137	41,420
Putnam VT Equity Income Fund - Class IA	217,966	27,117
Putnam VT Equity Income Fund - Class IB	3,895,630	279,483
Putnam VT George Putnam Balanced Fund - Class IA	446,598	3,308
Putnam VT George Putnam Balanced Fund - Class IB	38,370,800	7,517,220
Putnam VT Global Health Care Fund - Class IA	101,768	42,966
Putnam VT Global Health Care Fund - Class IB	6,166,506	5,760,000
Putnam VT Income Fund - Class IA	579,578	361,049
Putnam VT Income Fund - Class IB	4,485,843	2,901,485
Putnam VT Multi-Asset Absolute Return Fund - Class IA	56,404	63
Putnam VT Multi-Asset Absolute Return Fund - Class IB	315,652	702,128
QS Variable Conservative Growth - Class II	4,508,111	964,793
Rational Trend Aggregation VA Fund	73,269	128,667
SEI VP Market Growth Strategy Fund - Class II	108,019	135,542
SEI VP Market Growth Strategy Fund - Class III	335,945	348,174
SEI VP Market Plus Strategy Fund - Class III	89,273	1,207,653
Templeton Foreign VIP Fund - Class 1	52,618	23,266
Templeton Foreign VIP Fund - Class 4	518,034	283,859
Templeton Global Bond VIP Fund - Class 1	1,290,707	402,918
Templeton Global Bond VIP Fund - Class 2	27,116,751	31,691,477
Templeton Global Bond VIP Fund - Class 4	7,690,275	4,012,788
Templeton Growth VIP Fund - Class 2	6,786,576	4,888,266
TOPS® Moderate Growth ETF Portfolio - Service Class Shares	11,349,122	184,293
VanEck VIP Global Hard Assets Fund - Class S Shares	976,044	589,809
VanEck VIP Global Hard Assets Fund - Initial Class Shares	49,375	48,572
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	2,494,332	1,509,775
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	252,501	8,832

5. Investments

The following is a summary of investments owned at December 31, 2019:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio - Class B	949,425	$32.19	$30,561,980	$22,623,265
AB VPS International Value Portfolio - Class B	73	14.24	1,034	1,081
AB VPS Large Cap Growth Portfolio - Class B	163,982	57.28	9,392,883	7,420,531
AB VPS Small/Mid Cap Value Portfolio - Class A	47,579	17.91	852,143	929,065
AB VPS Small/Mid Cap Value Portfolio - Class B	11,290,880	17.72	200,074,400	209,020,534
ALPS/Alerian Energy Infrastructure Portfolio - Class I	52,179	8.96	467,521	493,833
ALPS/Alerian Energy Infrastructure Portfolio - Class III	553,797	8.96	4,962,021	5,129,333
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	11,181	14.65	163,800	137,095

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	993,885	$15.31	$15,216,380	$12,391,959
American Century VP Balanced Fund - Class I	34,228	8.18	279,986	262,859
American Century VP Balanced Fund - Class II	12,085,037	8.18	98,855,604	90,345,389
American Century VP Inflation Protection Fund - Class II	2,211	10.26	22,685	22,973
American Century VP Large Company Value Fund - Class I	183,942	16.29	2,996,408	2,760,659
American Century VP Large Company Value Fund - Class II	2,165,512	16.56	35,860,873	32,967,092
American Funds Asset Allocation Fund - Class 1	840,153	24.05	20,205,687	18,376,633
American Funds Asset Allocation Fund - Class 1A	444,136	23.99	10,654,834	10,264,053
American Funds Asset Allocation Fund - Class 4	8,339,025	23.67	197,384,725	185,183,981
American Funds Blue Chip Income and Growth Fund - Class 1	294,226	13.56	3,989,698	3,929,051
American Funds Blue Chip Income and Growth Fund - Class 1A	597,390	13.51	8,070,736	8,021,517
American Funds Blue Chip Income and Growth Fund - Class 4	3,501,125	13.31	46,599,969	46,752,798
American Funds Bond Fund - Class 1	622,853	11.17	6,957,268	6,801,212
American Funds Bond Fund - Class 1A	484,973	11.13	5,397,755	5,228,749
American Funds Capital Income Builder® - Class 1	103,731	10.73	1,113,033	1,015,017
American Funds Capital Income Builder® - Class 1A	531,494	10.72	5,697,611	5,367,914
American Funds Capital Income Builder® - Class 4	4,521,022	10.71	48,420,144	44,807,613
American Funds Global Balanced Fund - Class 1	52,695	13.51	711,904	616,809
American Funds Global Balanced Fund - Class 1A	168,310	13.49	2,270,504	2,163,018
American Funds Global Bond Fund - Class 1	250,992	12.12	3,042,027	2,957,291
American Funds Global Bond Fund - Class 1A	36,724	12.10	444,358	432,166
American Funds Global Growth and Income Fund - Class 1	98,687	15.92	1,571,104	1,332,784
American Funds Global Growth and Income Fund - Class 1A	118,982	15.88	1,889,440	1,793,575
American Funds Global Growth Fund - Class 1	76,069	32.57	2,477,551	2,138,024
American Funds Global Growth Fund - Class 1A	202,059	32.47	6,560,863	5,882,011
American Funds Global Growth Fund - Class 2	9,202,377	32.24	296,684,633	229,288,018
American Funds Global Growth Fund - Class 4	2,113,968	32.05	67,752,680	59,772,636
American Funds Global Small Capitalization Fund - Class 1	53,220	26.80	1,426,291	1,229,858
American Funds Global Small Capitalization Fund - Class 1A	20,952	26.74	560,250	521,771
American Funds Global Small Capitalization Fund - Class 2	14,245,248	26.02	370,661,349	296,906,194
American Funds Global Small Capitalization Fund - Class 4	762,094	26.16	19,936,374	18,218,936
American Funds Growth Fund - Class 1	114,977	81.22	9,338,393	8,354,523
American Funds Growth Fund - Class 1A	220,698	80.92	17,858,910	16,882,994
American Funds Growth Fund - Class 2	17,578,919	80.57	1,416,333,512	1,115,841,647
American Funds Growth Fund - Class 4	2,331,983	79.41	185,182,775	169,056,339
American Funds Growth-Income Fund - Class 1	125,645	50.71	6,371,454	5,971,610
American Funds Growth-Income Fund - Class 1A	215,409	50.54	10,886,758	10,668,393
American Funds Growth-Income Fund - Class 2	36,465,526	50.08	1,826,193,558	1,504,129,490
American Funds Growth-Income Fund - Class 4	2,800,064	49.52	138,659,193	133,016,699
American Funds High-Income Bond Fund - Class 1	183,495	9.87	1,811,097	1,917,815
American Funds High-Income Bond Fund - Class 1A	72,492	9.86	714,767	732,146
American Funds International Fund - Class 1	294,143	20.86	6,135,817	5,687,374
American Funds International Fund - Class 1A	337,848	20.80	7,027,247	6,883,699
American Funds International Fund - Class 2	29,149,320	20.78	605,722,874	535,181,626
American Funds International Fund - Class 4	2,403,176	20.54	49,361,239	47,203,267
American Funds International Growth and Income Fund - Class 1	98,942	18.18	1,798,773	1,682,814
American Funds International Growth and Income Fund - Class 1A	31,610	18.15	573,714	543,117
American Funds Managed Risk Asset Allocation Fund - Class P1	157,409	13.81	2,173,822	2,034,280
American Funds Managed Risk Asset Allocation Fund - Class P2	10,887,174	13.46	146,541,365	135,968,615
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	55,316	12.01	664,350	661,252
American Funds Managed Risk Growth Fund - Class P1	137,474	13.78	1,894,399	1,779,188
American Funds Managed Risk Growth-Income Fund - Class P1	28,348	13.76	390,065	352,720
American Funds Managed Risk International Fund - Class P1	50,316	11.01	553,978	532,901
American Funds Mortgage Fund - Class 1	50,982	10.56	538,369	537,114
American Funds Mortgage Fund - Class 1A	45,728	10.55	482,435	473,676
American Funds Mortgage Fund - Class 4	450,417	10.44	4,702,349	4,724,209
American Funds New World Fund® - Class 1	162,058	25.84	4,187,579	3,580,671
American Funds New World Fund® - Class 1A	140,829	25.74	3,624,935	3,398,322
American Funds New World Fund® - Class 4	1,474,234	25.47	37,548,744	32,677,616
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	13,597	12.34	167,785	168,747
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	199,987	12.32	2,463,841	2,414,346

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
BlackRock Global Allocation V.I. Fund - Class I	240,168	$17.12	$4,111,675	$3,965,153
BlackRock Global Allocation V.I. Fund - Class III	69,500,543	14.48	1,006,367,860	982,440,328
ClearBridge Variable Aggressive Growth Portfolio - Class I	12,274	28.10	344,891	346,361
ClearBridge Variable Aggressive Growth Portfolio - Class II	836,962	27.64	23,133,641	23,173,234
ClearBridge Variable Large Cap Growth Portfolio - Class I	75,273	29.99	2,257,432	2,043,603
ClearBridge Variable Large Cap Growth Portfolio - Class II	4,926,580	29.88	147,206,219	134,612,161
ClearBridge Variable Mid Cap Portfolio - Class I	40,763	22.60	921,235	828,951
ClearBridge Variable Mid Cap Portfolio - Class II	2,170,676	22.48	48,796,806	42,618,169
Columbia VP Commodity Strategy Fund - Class 1	41,598	5.55	230,870	242,995
Columbia VP Commodity Strategy Fund - Class 2	135,058	5.50	742,820	781,009
Columbia VP Emerging Markets Bond Fund - Class 1	38,365	9.62	369,068	368,639
Columbia VP Emerging Markets Bond Fund - Class 2	302,771	9.61	2,909,625	2,918,757
Columbia VP Strategic Income Fund - Class 1	272,101	4.27	1,161,872	1,136,031
Columbia VP Strategic Income Fund - Class 2	2,687,950	4.23	11,370,029	11,174,410
Delaware VIP® Diversified Income Series - Service Class	189,761,828	10.63	2,017,168,236	1,986,711,539
Delaware VIP® Diversified Income Series - Standard Class	1,345,280	10.71	14,407,947	13,821,560
Delaware VIP® Emerging Markets Series - Service Class	12,814,266	24.17	309,720,808	257,424,578
Delaware VIP® Emerging Markets Series - Standard Class	28,280	24.27	686,362	629,079
Delaware VIP® High Yield Series - Service Class	20,783,320	5.06	105,163,601	108,695,744
Delaware VIP® High Yield Series - Standard Class	442,551	5.08	2,248,162	2,258,316
Delaware VIP® International Value Equity Series - Standard Class	6,228	12.31	76,663	77,557
Delaware VIP® Limited-Term Diversified Income Series - Service Class	118,848,535	9.75	1,158,773,216	1,171,310,781
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	279,048	9.82	2,740,252	2,723,807
Delaware VIP® REIT Series - Service Class	10,087,187	14.66	147,878,160	135,767,000
Delaware VIP® REIT Series - Standard Class	260,802	14.69	3,831,186	3,462,484
Delaware VIP® Small Cap Value Series - Service Class	11,549,110	38.06	439,559,144	405,790,708
Delaware VIP® Small Cap Value Series - Standard Class	212,527	38.30	8,139,766	8,022,107
Delaware VIP® Smid Cap Core Series - Service Class	8,325,263	21.28	177,161,600	193,755,098
Delaware VIP® Smid Cap Core Series - Standard Class	285,723	23.09	6,597,353	6,502,896
Delaware VIP® U.S. Growth Series - Service Class	32,088,003	9.70	311,253,627	302,621,235
Delaware VIP® U.S. Growth Series - Standard Class	14,483	10.15	146,999	138,814
Delaware VIP® Value Series - Service Class	10,867,358	30.95	336,344,731	288,694,535
Delaware VIP® Value Series - Standard Class	242,695	31.09	7,545,400	7,003,536
DWS Alternative Asset Allocation VIP Portfolio - Class A	120,248	13.35	1,605,304	1,600,359
DWS Alternative Asset Allocation VIP Portfolio - Class B	3,462,505	13.34	46,189,814	46,181,029
DWS Equity 500 Index VIP Portfolio - Class A	275,801	23.14	6,382,046	4,695,863
DWS Small Cap Index VIP Portfolio - Class A	172,331	16.97	2,924,463	2,465,559
Eaton Vance VT Floating-Rate Income Fund - ADV Class	461,751	9.16	4,229,636	4,258,488
Eaton Vance VT Floating-Rate Income Fund - Initial Class	2,976,161	9.15	27,231,876	27,361,151
Fidelity® VIP Balanced Portfolio - Initial Class	17,762	19.55	347,250	326,708
Fidelity® VIP Balanced Portfolio - Service Class 2	1,923,349	19.02	36,582,102	34,756,889
Fidelity® VIP Contrafund® Portfolio - Initial Class	102,874	37.17	3,823,811	3,527,511
Fidelity® VIP Contrafund® Portfolio - Service Class 2	34,284,485	36.10	1,237,669,901	1,008,446,958
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	64,261	12.28	789,129	804,512
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	1,706,202	12.23	20,866,844	20,942,452
Fidelity® VIP Growth Portfolio - Initial Class	79,506	79.09	6,288,142	5,445,333
Fidelity® VIP Growth Portfolio - Service Class 2	3,250,264	77.43	251,667,952	195,824,592
Fidelity® VIP Mid Cap Portfolio - Initial Class	66,410	32.95	2,188,212	2,229,400
Fidelity® VIP Mid Cap Portfolio - Service Class 2	18,166,947	31.75	576,800,583	569,502,493
Fidelity® VIP Strategic Income Portfolio - Initial Class	163,202	11.45	1,868,659	1,871,416
Fidelity® VIP Strategic Income Portfolio - Service Class 2	1,980,489	11.34	22,458,743	22,434,166
First Trust Dorsey Wright Tactical Core Portfolio - Class I	803,451	12.37	9,938,685	9,111,725
First Trust Dorsey Wright Tactical Core Portfolio - Class II	3,474	12.37	42,970	41,207
First Trust Multi Income Allocation Portfolio - Class I	630,360	11.55	7,280,654	6,704,631
First Trust Multi Income Allocation Portfolio - Class II	2,923	11.54	33,731	30,410
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	12,378,181	14.68	181,711,700	169,379,824
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	88,750	14.71	1,305,508	1,290,038
Franklin Allocation VIP Fund - Class 4	1,243,776	6.97	8,669,118	8,813,418
Franklin Income VIP Fund - Class 1	19,124	16.52	315,920	303,234
Franklin Income VIP Fund - Class 2	30,417,822	15.91	483,947,543	460,304,350
Franklin Income VIP Fund - Class 4	6,457,730	16.32	105,390,148	103,004,365

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Franklin Mutual Shares VIP Fund - Class 1	37,284	$19.19	$715,481	$754,690
Franklin Mutual Shares VIP Fund - Class 2	34,225,198	18.81	643,775,979	607,195,243
Franklin Mutual Shares VIP Fund - Class 4	1,867,281	18.99	35,459,669	36,894,012
Franklin Rising Dividends VIP Fund - Class 1	31,674	27.90	883,704	849,341
Franklin Rising Dividends VIP Fund - Class 4	1,217,777	27.08	32,977,397	31,792,794
Franklin Small Cap Value VIP Fund - Class 1	39,105	15.73	615,116	675,906
Franklin Small Cap Value VIP Fund - Class 4	602,603	15.51	9,346,379	10,099,821
Franklin Small-Mid Cap Growth VIP Fund - Class 1	37,029	19.74	730,956	722,309
Franklin Small-Mid Cap Growth VIP Fund - Class 4	442,616	18.04	7,984,799	7,985,148
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	486,543	1.00	486,543	486,543
Goldman Sachs VIT Government Money Market Fund - Service Shares	24,395,322	1.00	24,395,322	24,395,315
Goldman Sachs VIT Large Cap Value Fund - Service Shares	15,349,648	9.19	141,063,268	148,366,299
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	259,557	8.99	2,333,418	2,427,573
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	79,832	9.02	720,081	725,170
Guggenheim VT Long Short Equity	292,134	13.84	4,043,131	4,453,381
Guggenheim VT Multi-Hedge Strategies	200,828	24.16	4,851,999	4,821,053
Hartford Capital Appreciation HLS Fund - Class IA	1,663	46.05	76,568	82,589
Hartford Capital Appreciation HLS Fund - Class IC	306,814	45.45	13,944,694	14,152,882
Invesco Oppenheimer V.I. Global Fund - Series II Shares	204,590	41.95	8,582,552	7,136,553
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	327,946	2.45	803,467	752,522
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	6,351,024	2.56	16,258,622	15,274,180
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	24,526	23.32	571,950	564,943
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	748,601	22.89	17,135,467	17,133,108
Invesco V.I. American Franchise Fund - Series I Shares	38,091	67.15	2,557,796	1,819,900
Invesco V.I. American Franchise Fund - Series II Shares	26,336	63.90	1,682,864	1,276,890
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	126,167	10.91	1,376,482	1,342,944
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	1,275,531	10.73	13,686,453	13,863,480
Invesco V.I. Comstock Fund - Series I Shares	17,347	17.16	297,683	305,693
Invesco V.I. Comstock Fund - Series II Shares	478,956	17.09	8,185,352	8,872,399
Invesco V.I. Core Equity Fund - Series I Shares	160,342	34.95	5,603,944	4,715,977
Invesco V.I. Core Equity Fund - Series II Shares	38,113	34.81	1,326,705	1,101,721
Invesco V.I. Diversified Dividend Fund - Series I Shares	28,207	27.23	768,072	743,369
Invesco V.I. Diversified Dividend Fund - Series II Shares	701,434	27.03	18,959,768	17,807,755
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	246,650	22.14	5,460,830	5,172,722
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	9,161,682	21.46	196,609,698	175,847,597
Invesco V.I. Equity and Income Fund - Series I Shares	2,615	17.52	45,823	47,233
Invesco V.I. Equity and Income Fund - Series II Shares	695,493	17.42	12,115,489	12,376,032
Invesco V.I. International Growth Fund - Series I Shares	53,289	39.06	2,081,486	1,921,247
Invesco V.I. International Growth Fund - Series II Shares	1,949,894	38.48	75,031,915	70,504,575
Ivy VIP Asset Strategy Portfolio - Class I	934	9.50	8,877	9,050
Ivy VIP Asset Strategy Portfolio - Class II	998,985	9.50	9,490,457	9,459,203
Ivy VIP Energy Portfolio - Class I	3,718	4.02	14,949	15,822
Ivy VIP Energy Portfolio - Class II	1,128,522	4.00	4,513,862	6,063,914
Ivy VIP High Income Portfolio - Class I	442,346	3.48	1,539,452	1,548,945
Ivy VIP High Income Portfolio - Class II	6,767,794	3.47	23,476,122	23,952,257
Ivy VIP Mid Cap Growth Portfolio - Class I	306,178	12.77	3,908,581	3,742,902
Ivy VIP Mid Cap Growth Portfolio - Class II	1,222,527	12.69	15,508,733	14,088,605
Ivy VIP Science and Technology Portfolio - Class I	19,054	29.94	570,415	538,125
Ivy VIP Science and Technology Portfolio - Class II	1,216,164	29.82	36,260,046	31,820,075
Ivy VIP Small Cap Growth Portfolio - Class I	22,966	8.80	202,151	201,608
Ivy VIP Small Cap Growth Portfolio - Class II	733,596	8.78	6,437,305	6,469,950
Janus Henderson Balanced Portfolio - Service Shares	364,964	41.70	15,219,007	11,358,244
Janus Henderson Enterprise Portfolio - Service Shares	89,293	79.93	7,137,194	4,562,820
Janus Henderson Global Research Portfolio - Service Shares	10,806	55.27	597,262	360,312
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	393,823	11.24	4,426,567	4,301,390
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	12,101,343	11.09	134,203,891	130,336,846
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	294,359	17.58	5,174,838	4,699,780
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	30,963	11.16	345,550	334,653
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	401,706	11.12	4,466,970	4,169,242
Lincoln iShares® Global Growth Allocation Fund - Standard Class	47,418	12.41	588,554	537,197
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	89,529	12.44	1,113,835	973,792

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	3,174,771	$12.08	$38,351,237	$38,499,118
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	616,784	29.88	18,429,499	18,238,507
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	812,998	16.54	13,446,981	13,611,880
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	2,906,873	14.27	41,481,075	42,149,355
LVIP American Balanced Allocation Fund - Service Class	4,500,664	13.07	58,819,179	57,046,313
LVIP American Balanced Allocation Fund - Standard Class	750,711	13.08	9,817,051	9,498,952
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	34,280,713	14.02	480,547,031	430,456,760
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	2,890,897	11.76	33,991,163	32,859,231
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	38,242	11.76	449,767	419,704
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	6,876,039	12.37	85,049,722	80,983,642
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	35,314	12.37	436,981	405,715
LVIP American Global Growth Fund - Service Class II	14,056,956	21.64	304,248,747	254,840,683
LVIP American Global Small Capitalization Fund - Service Class II	4,276,709	17.02	72,776,761	61,246,413
LVIP American Growth Allocation Fund - Service Class	3,213,332	13.45	43,219,315	42,017,407
LVIP American Growth Allocation Fund - Standard Class	346,886	13.46	4,668,395	4,593,654
LVIP American Growth Fund - Service Class II	41,365,005	23.03	952,636,064	798,951,758
LVIP American Growth-Income Fund - Service Class II	37,715,250	22.11	834,035,032	725,780,024
LVIP American Income Allocation Fund - Standard Class	6,847	11.70	80,110	78,833
LVIP American International Fund - Service Class II	16,604,345	15.13	251,140,717	228,593,307
LVIP American Preservation Fund - Service Class	888,312	9.91	8,799,619	8,780,888
LVIP American Preservation Fund - Standard Class	22,414	9.90	221,984	220,596
LVIP Baron Growth Opportunities Fund - Service Class	4,360,949	60.14	262,267,497	198,770,584
LVIP Baron Growth Opportunities Fund - Standard Class	17,795	62.16	1,106,079	934,210
LVIP BlackRock Advantage Allocation Fund - Service Class	736,206	12.89	9,492,636	10,160,178
LVIP BlackRock Advantage Allocation Fund - Standard Class	1,656	12.47	20,654	24,106
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	64,678,685	20.87	1,349,908,838	1,223,218,549
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	23,759	20.92	497,111	466,966
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	76,800,876	11.21	860,861,024	796,338,321
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	13,708	11.28	154,629	144,741
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	35,269,882	12.51	441,261,497	397,372,054
LVIP BlackRock Global Real Estate Fund - Service Class	9,864,793	9.66	95,284,039	85,623,226
LVIP BlackRock Global Real Estate Fund - Standard Class	159,190	9.77	1,555,290	1,499,746
LVIP BlackRock Inflation Protected Bond Fund - Service Class	72,926,738	10.05	732,840,789	771,576,711
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	396,784	10.05	3,986,889	4,031,052
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	38,685,887	12.99	502,645,730	446,723,395
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	24,817,960	36.52	906,351,894	810,625,299
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	60,210	37.33	2,247,802	1,776,707
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	42,080,012	16.53	695,750,916	561,898,281
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	6,360	17.15	109,064	77,463
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	38,124,291	13.62	519,138,469	447,070,935
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	5,200	13.64	70,920	56,312
LVIP Delaware Bond Fund - Service Class	279,583,199	13.70	3,830,010,243	3,836,970,786
LVIP Delaware Bond Fund - Standard Class	4,841,346	13.70	66,336,120	65,711,136
LVIP Delaware Diversified Floating Rate Fund - Service Class	77,898,009	10.00	778,902,189	787,522,731
LVIP Delaware Diversified Floating Rate Fund - Standard Class	293,706	10.00	2,937,942	2,976,660
LVIP Delaware Social Awareness Fund - Service Class	1,600,031	40.91	65,455,651	60,049,605
LVIP Delaware Social Awareness Fund - Standard Class	157,476	41.15	6,480,771	5,530,371
LVIP Delaware Special Opportunities Fund - Service Class	3,121,749	36.25	113,150,904	117,534,727
LVIP Delaware Wealth Builder Fund - Service Class	1,411,405	11.79	16,637,639	18,187,469
LVIP Delaware Wealth Builder Fund - Standard Class	346,919	11.81	4,097,808	4,597,663
LVIP Dimensional International Core Equity Fund - Service Class	8,184,181	10.96	89,714,991	86,210,225
LVIP Dimensional International Core Equity Fund - Standard Class	950,825	10.98	10,435,299	10,026,724
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	53,195,739	10.12	538,074,901	525,600,090
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	184,750	10.12	1,869,672	1,769,480
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	4,987,848	34.49	172,010,916	158,145,707
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	287,668	34.70	9,981,488	9,260,604
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	6,497,977	14.36	93,278,460	80,602,800
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	691,659	14.37	9,936,372	8,637,926
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	53,719,857	16.47	884,712,324	745,270,236
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	205,132	16.49	3,381,598	2,888,162
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	70,467,512	10.76	758,441,830	744,893,919

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	1,810,770	$10.77	$19,494,744	$19,119,247
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	31,787,959	13.10	416,422,262	377,458,020
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	9,092	13.11	119,198	106,463
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	25,794,440	35.45	914,361,294	834,649,026
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	1,323	35.45	46,883	46,273
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	1,634,509	11.06	18,079,309	16,943,072
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	20,775	11.07	229,916	226,950
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	9,258,876	10.69	99,014,425	96,403,963
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	195,325	10.71	2,091,931	1,971,961
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	73,412,391	14.11	1,035,702,012	979,999,991
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	11,781	14.11	166,261	159,636
LVIP Global Growth Allocation Managed Risk Fund - Service Class	541,492,539	14.56	7,885,214,352	7,046,450,944
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	607,258	14.56	8,842,285	8,573,533
LVIP Global Income Fund - Service Class	49,445,559	11.45	566,003,310	563,100,693
LVIP Global Income Fund - Standard Class	68,834	11.52	793,102	781,437
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	418,057,523	14.87	6,217,351,488	5,623,673,746
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	303,023	14.88	4,507,772	4,459,705
LVIP Government Money Market Fund - Service Class	29,694,550	10.00	296,945,500	296,945,500
LVIP Government Money Market Fund - Standard Class	3,155,393	10.00	31,553,928	31,553,927
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	39,002,455	11.93	465,104,275	418,797,509
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	6,908	11.94	82,471	72,617
LVIP JPMorgan High Yield Fund - Service Class	19,223,250	10.56	202,901,408	209,021,574
LVIP JPMorgan High Yield Fund - Standard Class	235,207	10.56	2,483,317	2,512,076
LVIP JPMorgan Retirement Income Fund - Service Class	1,053,670	12.55	13,227,779	13,290,129
LVIP JPMorgan Retirement Income Fund - Standard Class	73,974	12.56	929,262	1,032,356
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	34,141,257	17.36	592,794,642	509,007,557
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	15,916	17.49	278,411	255,418
LVIP Loomis Sayles Global Growth Fund - Service Class	51,401	12.17	625,750	589,215
LVIP Loomis Sayles Global Growth Fund - Standard Class	3,983	12.22	48,669	43,368
LVIP MFS International Equity Managed Volatility Fund - Service Class	42,645,778	12.91	550,471,700	461,530,510
LVIP MFS International Growth Fund - Service Class	12,442,187	19.29	239,960,020	187,283,659
LVIP MFS International Growth Fund - Standard Class	50,241	19.27	967,899	920,641
LVIP MFS Value Fund - Service Class	22,386,387	46.43	1,039,310,388	702,381,503
LVIP MFS Value Fund - Standard Class	61,013	46.46	2,834,769	2,570,908
LVIP Mondrian International Value Fund - Service Class	15,648,981	16.95	265,297,173	261,999,239
LVIP Mondrian International Value Fund - Standard Class	570,992	16.96	9,685,168	9,416,647
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	5,617,755	10.82	60,772,868	57,406,510
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	3,509	10.83	37,987	34,869
LVIP PIMCO Low Duration Bond Fund - Service Class	52,982,593	9.90	524,421,705	531,719,168
LVIP PIMCO Low Duration Bond Fund - Standard Class	645,834	9.90	6,393,755	6,482,406
LVIP SSGA Bond Index Fund - Service Class	78,272,037	11.46	897,310,633	873,476,494
LVIP SSGA Bond Index Fund - Standard Class	820,031	11.46	9,397,551	9,417,679
LVIP SSGA Conservative Index Allocation Fund - Service Class	5,495,622	13.53	74,344,768	67,644,348
LVIP SSGA Conservative Index Allocation Fund - Standard Class	6,781	13.53	91,756	89,039
LVIP SSGA Conservative Structured Allocation Fund - Service Class	12,910,726	11.97	154,489,748	147,580,308
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	57,590	11.97	689,119	689,372
LVIP SSGA Developed International 150 Fund - Service Class	17,380,336	8.16	141,788,782	143,053,748
LVIP SSGA Developed International 150 Fund - Standard Class	133,263	8.15	1,086,629	1,129,167
LVIP SSGA Emerging Markets 100 Fund - Service Class	18,860,753	8.59	161,919,562	175,481,130
LVIP SSGA Emerging Markets 100 Fund - Standard Class	430,695	8.58	3,695,796	3,971,544
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	326,898	11.52	3,766,193	3,574,669
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	49,527	11.54	571,391	538,962
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	62,300,043	12.27	764,421,527	714,812,877
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	55,553	12.27	681,522	655,522
LVIP SSGA International Index Fund - Service Class	29,047,276	9.85	285,999,479	244,241,954
LVIP SSGA International Index Fund - Standard Class	568,639	9.84	5,597,115	5,400,616
LVIP SSGA International Managed Volatility Fund - Service Class	35,097,354	9.91	347,884,977	306,879,586
LVIP SSGA International Managed Volatility Fund - Standard Class	14,969	9.91	148,264	127,316
LVIP SSGA Large Cap 100 Fund - Service Class	25,598,192	13.11	335,489,909	319,835,304
LVIP SSGA Large Cap 100 Fund - Standard Class	411,991	13.13	5,408,616	5,522,815
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	46,674,053	14.80	690,589,285	599,495,828

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP SSGA Mid-Cap Index Fund - Service Class	8,161,045	$11.98	$97,785,638	$101,170,031
LVIP SSGA Mid-Cap Index Fund - Standard Class	448,314	12.00	5,379,773	5,518,365
LVIP SSGA Moderate Index Allocation Fund - Service Class	16,282,012	15.34	249,717,225	212,832,278
LVIP SSGA Moderate Index Allocation Fund - Standard Class	101,174	15.34	1,552,417	1,498,518
LVIP SSGA Moderate Structured Allocation Fund - Service Class	53,112,759	12.95	687,544,662	633,322,769
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	72,142	12.95	934,239	927,870
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	13,688,898	15.86	217,105,923	181,268,017
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	228,229	15.89	3,626,780	3,448,562
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	29,718,914	13.48	400,521,801	362,358,501
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	170,723	13.48	2,301,852	2,244,205
LVIP SSGA S&P 500 Index Fund - Service Class	63,266,768	20.98	1,327,146,985	940,064,968
LVIP SSGA S&P 500 Index Fund - Standard Class	3,320,866	20.99	69,701,663	54,591,210
LVIP SSGA Short-Term Bond Index Fund - Service Class	9,878,840	10.24	101,119,811	100,997,754
LVIP SSGA Short-Term Bond Index Fund - Standard Class	263,536	10.25	2,702,294	2,702,995
LVIP SSGA Small-Cap Index Fund - Service Class	12,559,634	31.67	397,700,809	332,941,002
LVIP SSGA Small-Cap Index Fund - Standard Class	340,365	31.69	10,786,861	10,110,711
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	11,872,019	12.74	151,249,518	151,912,349
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	441,268	12.75	5,627,931	5,735,041
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	42,698,841	13.00	555,084,930	517,314,256
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	4,739	13.01	61,647	56,328
LVIP T. Rowe Price 2010 Fund - Service Class	555,268	9.71	5,391,098	5,943,160
LVIP T. Rowe Price 2020 Fund - Service Class	835,783	10.05	8,395,444	8,485,459
LVIP T. Rowe Price 2030 Fund - Service Class	400,663	10.78	4,320,349	4,193,839
LVIP T. Rowe Price 2040 Fund - Service Class	463,101	10.26	4,749,561	4,433,540
LVIP T. Rowe Price Growth Stock Fund - Service Class	7,560,384	47.88	361,991,166	265,926,794
LVIP T. Rowe Price Growth Stock Fund - Standard Class	71,818	49.15	3,529,872	3,330,824
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	9,765,543	28.49	278,210,550	228,057,266
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	113,387	29.72	3,369,519	2,545,661
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	7,261,578	10.73	77,894,950	75,395,252
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	13,004	10.74	139,647	135,917
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	126,529,229	11.39	1,440,535,272	1,314,516,028
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	135,022	11.39	1,538,311	1,513,323
LVIP Vanguard Domestic Equity ETF Fund - Service Class	13,689,565	22.26	304,757,104	233,302,851
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	252,801	22.28	5,633,407	4,928,886
LVIP Vanguard International Equity ETF Fund - Service Class	18,750,552	11.45	214,600,065	198,345,694
LVIP Vanguard International Equity ETF Fund - Standard Class	951,367	11.45	10,896,006	10,364,343
LVIP Wellington Capital Growth Fund - Service Class	7,443,369	54.95	409,005,671	274,096,805
LVIP Wellington Capital Growth Fund - Standard Class	25,949	56.74	1,472,386	1,375,897
LVIP Wellington Mid-Cap Value Fund - Service Class	4,301,471	27.47	118,157,095	98,702,461
LVIP Wellington Mid-Cap Value Fund - Standard Class	23,500	27.58	648,005	616,884
LVIP Western Asset Core Bond Fund - Service Class	25,080,376	10.11	253,487,365	248,652,159
LVIP Western Asset Core Bond Fund - Standard Class	721,334	10.12	7,297,019	7,104,808
MFS® VIT Growth Series - Initial Class	89,193	59.40	5,298,058	4,363,500
MFS® VIT Growth Series - Service Class	3,473,737	56.82	197,377,758	159,894,976
MFS® VIT Total Return Series - Initial Class	249,177	24.90	6,204,503	6,048,812
MFS® VIT Total Return Series - Service Class	4,309,412	24.43	105,278,923	100,707,416
MFS® VIT Utilities Series - Initial Class	185,628	35.18	6,530,409	5,792,163
MFS® VIT Utilities Series - Service Class	5,305,456	34.56	183,356,573	150,484,755
MFS® VIT II Core Equity Portfolio - Service Class	113,486	24.50	2,780,408	2,608,442
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	37,968	29.94	1,136,756	1,003,473
MFS® VIT II International Intrinsic Value Portfolio - Service Class	1,113,503	29.47	32,814,935	28,107,439
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	44,326	8.12	359,931	351,056
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	1,089,720	8.06	8,783,143	8,435,175
Morgan Stanley VIF Growth Portfolio - Class II	84,847	33.51	2,843,239	2,414,240
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,244,808	16.01	19,929,374	18,730,657
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	472,835	8.33	3,938,719	4,036,137
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	13,114	8.35	109,499	112,440
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	1,527,987	6.49	9,916,637	13,785,298
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	3,796	6.39	24,259	24,494
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	467,861	10.39	4,861,077	4,827,352
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	9,608	10.39	99,823	99,686

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	276,065	$13.19	$3,641,296	$3,522,523
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	5,735	13.19	75,649	73,724
Putnam VT Equity Income Fund - Class IA	7,179	27.17	195,041	191,865
Putnam VT Equity Income Fund - Class IB	186,162	26.88	5,004,026	4,776,936
Putnam VT George Putnam Balanced Fund - Class IA	36,319	13.26	481,594	443,408
Putnam VT George Putnam Balanced Fund - Class IB	4,781,251	13.19	63,064,701	57,415,753
Putnam VT Global Health Care Fund - Class IA	21,263	17.32	368,267	328,444
Putnam VT Global Health Care Fund - Class IB	1,098,343	16.70	18,342,329	17,008,587
Putnam VT Income Fund - Class IA	22,520	11.63	261,910	258,931
Putnam VT Income Fund - Class IB	771,532	11.50	8,872,619	8,472,037
Putnam VT Multi-Asset Absolute Return Fund - Class IA	5,673	10.18	57,749	57,740
Putnam VT Multi-Asset Absolute Return Fund - Class IB	260,355	10.03	2,611,357	2,678,731
QS Variable Conservative Growth - Class II	553,714	14.83	8,211,581	8,040,385
Rational Trend Aggregation VA Fund	95,390	11.20	1,068,363	1,096,463
SEI VP Market Growth Strategy Fund - Class II	193,330	11.27	2,178,824	2,137,883
SEI VP Market Growth Strategy Fund - Class III	244,348	11.25	2,748,918	2,546,833
SEI VP Market Plus Strategy Fund - Class III	90,762	11.79	1,070,083	975,102
Templeton Foreign VIP Fund - Class 1	5,356	14.23	76,212	78,673
Templeton Foreign VIP Fund - Class 4	262,195	14.20	3,723,168	3,757,947
Templeton Global Bond VIP Fund - Class 1	291,836	16.69	4,870,746	5,081,152
Templeton Global Bond VIP Fund - Class 2	17,496,328	15.97	279,416,362	298,701,684
Templeton Global Bond VIP Fund - Class 4	1,895,038	16.33	30,945,969	31,940,454
Templeton Growth VIP Fund - Class 2	2,025,760	10.90	22,080,782	25,354,196
TOPS® Moderate Growth ETF Portfolio - Service Class Shares	949,227	12.24	11,618,536	11,168,094
VanEck VIP Global Hard Assets Fund - Class S Shares	174,675	18.26	3,189,559	3,576,746
VanEck VIP Global Hard Assets Fund - Initial Class Shares	17,600	19.04	335,098	409,370
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	1,713,034	9.28	15,896,953	15,885,306
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	89,269	9.27	827,527	831,327

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2019, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	467,661	(950,248)	(482,587)
AB VPS International Value Portfolio - Class B	—	(2)	(2)
AB VPS Large Cap Growth Portfolio - Class B	23,664	(91,314)	(67,650)
AB VPS Small/Mid Cap Value Portfolio - Class A	17,997	(10,898)	7,099
AB VPS Small/Mid Cap Value Portfolio - Class B	405,748	(510,713)	(104,965)
ALPS/Alerian Energy Infrastructure Portfolio - Class I	7,182	(1,701)	5,481
ALPS/Alerian Energy Infrastructure Portfolio - Class III	148,682	(169,638)	(20,956)
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	1,332	(1,386)	(54)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	230,447	(129,304)	101,143
ALPS/Stadion Core ETF Portfolio - Class I	839	(26,378)	(25,539)
ALPS/Stadion Core ETF Portfolio - Class III	245,285	(1,624,016)	(1,378,731)
ALPS/Stadion Tactical Growth Portfolio - Class III	46,449	(496,293)	(449,844)
American Century VP Balanced Fund - Class I	23,678	(21,524)	2,154
American Century VP Balanced Fund - Class II	2,173,746	(751,848)	1,421,898
American Century VP Inflation Protection Fund - Class II	—	(139)	(139)
American Century VP Large Company Value Fund - Class I	161,075	(24,753)	136,322
American Century VP Large Company Value Fund - Class II	1,994,137	(500,890)	1,493,247
American Funds Asset Allocation Fund - Class 1	9,791	(36,846)	(27,055)
American Funds Asset Allocation Fund - Class 1A	230,000	(47,525)	182,475
American Funds Asset Allocation Fund - Class 4	3,661,076	(605,783)	3,055,293
American Funds Blue Chip Income and Growth Fund - Class 1	8,075	(24,329)	(16,254)
American Funds Blue Chip Income and Growth Fund - Class 1A	376,750	(37,395)	339,355
American Funds Blue Chip Income and Growth Fund - Class 4	894,913	(157,697)	737,216
American Funds Bond Fund - Class 1	70,192	(67,007)	3,185
American Funds Bond Fund - Class 1A	235,372	(62,116)	173,256

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Capital Income Builder® - Class 1	7,667	(14,740)	(7,073)
American Funds Capital Income Builder® - Class 1A	241,229	(29,308)	211,921
American Funds Capital Income Builder® - Class 4	798,387	(403,329)	395,058
American Funds Global Balanced Fund - Class 1	6,939	(1,587)	5,352
American Funds Global Balanced Fund - Class 1A	8,513	(14,266)	(5,753)
American Funds Global Bond Fund - Class 1	31,712	(31,264)	448
American Funds Global Bond Fund - Class 1A	7,547	(5,220)	2,327
American Funds Global Growth and Income Fund - Class 1	76	(6,207)	(6,131)
American Funds Global Growth and Income Fund - Class 1A	57,955	(10,129)	47,826
American Funds Global Growth Fund - Class 1	16,311	(19,266)	(2,955)
American Funds Global Growth Fund - Class 1A	65,558	(39,267)	26,291
American Funds Global Growth Fund - Class 2	155,781	(1,500,229)	(1,344,448)
American Funds Global Growth Fund - Class 4	1,010,588	(333,594)	676,994
American Funds Global Small Capitalization Fund - Class 1	3,047	(10,949)	(7,902)
American Funds Global Small Capitalization Fund - Class 1A	14,980	(7,166)	7,814
American Funds Global Small Capitalization Fund - Class 2	87,607	(2,362,917)	(2,275,310)
American Funds Global Small Capitalization Fund - Class 4	424,424	(139,448)	284,976
American Funds Growth Fund - Class 1	6,071	(83,934)	(77,863)
American Funds Growth Fund - Class 1A	421,683	(105,280)	316,403
American Funds Growth Fund - Class 2	41,843	(5,844,465)	(5,802,622)
American Funds Growth Fund - Class 4	2,883,251	(714,961)	2,168,290
American Funds Growth-Income Fund - Class 1	2,839	(33,135)	(30,296)
American Funds Growth-Income Fund - Class 1A	234,564	(66,999)	167,565
American Funds Growth-Income Fund - Class 2	130,657	(7,942,113)	(7,811,456)
American Funds Growth-Income Fund - Class 4	2,570,203	(559,106)	2,011,097
American Funds High-Income Bond Fund - Class 1	3,981	(7,657)	(3,676)
American Funds High-Income Bond Fund - Class 1A	32,131	(31,413)	718
American Funds International Fund - Class 1	37,428	(53,845)	(16,417)
American Funds International Fund - Class 1A	165,606	(91,789)	73,817
American Funds International Fund - Class 2	357,899	(4,189,354)	(3,831,455)
American Funds International Fund - Class 4	822,104	(444,274)	377,830
American Funds International Growth and Income Fund - Class 1	5,851	(21,048)	(15,197)
American Funds International Growth and Income Fund - Class 1A	9,659	(5,878)	3,781
American Funds Managed Risk Asset Allocation Fund - Class P1	47,444	(22,608)	24,836
American Funds Managed Risk Asset Allocation Fund - Class P2	1,051,186	(563,822)	487,364
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	43,567	(23,832)	19,735
American Funds Managed Risk Growth Fund - Class P1	108,830	(22,493)	86,337
American Funds Managed Risk Growth-Income Fund - Class P1	26,196	(2,859)	23,337
American Funds Managed Risk International Fund - Class P1	30,012	(11,711)	18,301
American Funds Mortgage Fund - Class 1	20,950	(24,957)	(4,007)
American Funds Mortgage Fund - Class 1A	16,090	(42,696)	(26,606)
American Funds Mortgage Fund - Class 4	118,375	(195,658)	(77,283)
American Funds New World Fund® - Class 1	14,465	(72,240)	(57,775)
American Funds New World Fund® - Class 1A	133,521	(31,327)	102,194
American Funds New World Fund® - Class 4	627,061	(201,277)	425,784
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	41,689	(42,491)	(802)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	130,719	(45,915)	84,804
BlackRock Global Allocation V.I. Fund - Class I	28,113	(25,919)	2,194
BlackRock Global Allocation V.I. Fund - Class III	906,890	(7,090,419)	(6,183,529)
ClearBridge Variable Aggressive Growth Portfolio - Class I	18	(114)	(96)
ClearBridge Variable Aggressive Growth Portfolio - Class II	135,964	(237,414)	(101,450)
ClearBridge Variable Large Cap Growth Portfolio - Class I	72,812	(57,873)	14,939
ClearBridge Variable Large Cap Growth Portfolio - Class II	5,106,869	(278,794)	4,828,075
ClearBridge Variable Mid Cap Portfolio - Class I	37,559	(18,070)	19,489
ClearBridge Variable Mid Cap Portfolio - Class II	693,267	(212,156)	481,111
Columbia VP Commodity Strategy Fund - Class 1	3,097	(1,046)	2,051
Columbia VP Commodity Strategy Fund - Class 2	12,547	(15,386)	(2,839)
Columbia VP Emerging Markets Bond Fund - Class 1	16,514	(14,419)	2,095
Columbia VP Emerging Markets Bond Fund - Class 2	149,948	(68,857)	81,091
Columbia VP Strategic Income Fund - Class 1	79,638	(52,599)	27,039
Columbia VP Strategic Income Fund - Class 2	683,497	(90,063)	593,434
Delaware VIP® Diversified Income Series - Service Class	7,918,252	(8,249,251)	(330,999)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP® Diversified Income Series - Standard Class	286,944	(106,413)	180,531
Delaware VIP® Emerging Markets Series - Service Class	811,454	(2,183,926)	(1,372,472)
Delaware VIP® Emerging Markets Series - Standard Class	19,804	(22,882)	(3,078)
Delaware VIP® High Yield Series - Service Class	690,464	(1,131,745)	(441,281)
Delaware VIP® High Yield Series - Standard Class	9,632	(23,366)	(13,734)
Delaware VIP® International Value Equity Series - Standard Class	6	(199)	(193)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	4,540,453	(8,772,202)	(4,231,749)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	104,352	(49,228)	55,124
Delaware VIP® REIT Series - Service Class	517,014	(656,904)	(139,890)
Delaware VIP® REIT Series - Standard Class	56,719	(22,509)	34,210
Delaware VIP® Small Cap Value Series - Service Class	1,427,177	(791,690)	635,487
Delaware VIP® Small Cap Value Series - Standard Class	32,251	(18,346)	13,905
Delaware VIP® Smid Cap Core Series - Service Class	200,949	(718,570)	(517,621)
Delaware VIP® Smid Cap Core Series - Standard Class	17,671	(30,592)	(12,921)
Delaware VIP® U.S. Growth Series - Service Class	82,479	(1,423,836)	(1,341,357)
Delaware VIP® U.S. Growth Series - Standard Class	10,830	(5,845)	4,985
Delaware VIP® Value Series - Service Class	995,315	(1,076,488)	(81,173)
Delaware VIP® Value Series - Standard Class	39,358	(52,501)	(13,143)
DWS Alternative Asset Allocation VIP Portfolio - Class A	12,859	(12,076)	783
DWS Alternative Asset Allocation VIP Portfolio - Class B	128,163	(512,191)	(384,028)
DWS Equity 500 Index VIP Portfolio - Class A	21,339	(22,869)	(1,530)
DWS Small Cap Index VIP Portfolio - Class A	1,888	(11,756)	(9,868)
Eaton Vance VT Floating-Rate Income Fund - ADV Class	70,306	(52,939)	17,367
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,112,351	(885,836)	226,515
Fidelity® VIP Balanced Portfolio - Initial Class	31,165	(53)	31,112
Fidelity® VIP Balanced Portfolio - Service Class 2	3,366,486	(73,668)	3,292,818
Fidelity® VIP Contrafund® Portfolio - Initial Class	100,028	(46,719)	53,309
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,531,503	(2,824,290)	(1,292,787)
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	18,686	(1,438)	17,248
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	650,584	(177,498)	473,086
Fidelity® VIP Growth Portfolio - Initial Class	26,316	(24,680)	1,636
Fidelity® VIP Growth Portfolio - Service Class 2	503,459	(1,007,826)	(504,367)
Fidelity® VIP Mid Cap Portfolio - Initial Class	51,814	(27,523)	24,291
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,539,482	(1,731,461)	(191,979)
Fidelity® VIP Strategic Income Portfolio - Initial Class	108,974	(108,320)	654
Fidelity® VIP Strategic Income Portfolio - Service Class 2	426,804	(154,147)	272,657
First Trust Dorsey Wright Tactical Core Portfolio - Class I	175,814	(141,667)	34,147
First Trust Dorsey Wright Tactical Core Portfolio - Class II	587	(27)	560
First Trust Multi Income Allocation Portfolio - Class I	78,105	(36,404)	41,701
First Trust Multi Income Allocation Portfolio - Class II	47	(1,143)	(1,096)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	3,500,183	(1,291,876)	2,208,307
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	96,671	(2,114)	94,557
Franklin Allocation VIP Fund - Class 1	—	(3,571)	(3,571)
Franklin Allocation VIP Fund - Class 4	96,779	(86,836)	9,943
Franklin Income VIP Fund - Class 1	9,628	(3,698)	5,930
Franklin Income VIP Fund - Class 2	500,597	(3,595,293)	(3,094,696)
Franklin Income VIP Fund - Class 4	2,341,888	(308,051)	2,033,837
Franklin Mutual Shares VIP Fund - Class 1	5,805	(5,415)	390
Franklin Mutual Shares VIP Fund - Class 2	390,475	(4,453,719)	(4,063,244)
Franklin Mutual Shares VIP Fund - Class 4	777,403	(195,697)	581,706
Franklin Rising Dividends VIP Fund - Class 1	17,258	(9,353)	7,905
Franklin Rising Dividends VIP Fund - Class 4	668,580	(213,626)	454,954
Franklin Small Cap Value VIP Fund - Class 1	15,671	(5,065)	10,606
Franklin Small Cap Value VIP Fund - Class 4	253,347	(129,427)	123,920
Franklin Small-Mid Cap Growth VIP Fund - Class 1	23,531	(7,686)	15,845
Franklin Small-Mid Cap Growth VIP Fund - Class 4	166,834	(89,103)	77,731
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	66,088	(81,417)	(15,329)
Goldman Sachs VIT Government Money Market Fund - Service Shares	1,573,239	(1,469,911)	103,328
Goldman Sachs VIT Large Cap Value Fund - Service Shares	37,654	(690,144)	(652,490)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	52,422	(52,361)	61
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	55,282	(7,871)	47,411
Guggenheim VT Long Short Equity	66,450	(53,664)	12,786

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Guggenheim VT Multi-Hedge Strategies	69,281	(73,169)	(3,888)
Hartford Capital Appreciation HLS Fund - Class IA	7	—	7
Hartford Capital Appreciation HLS Fund - Class IC	204,809	(135,914)	68,895
Invesco Oppenheimer V.I. Global Fund - Series II Shares	10,438	(49,623)	(39,185)
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	10,010	(1,987)	8,023
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	243,100	(190,723)	52,377
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	25,566	(37,934)	(12,368)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	439,518	(194,084)	245,434
Invesco V.I. American Franchise Fund - Series I Shares	420	(22,536)	(22,116)
Invesco V.I. American Franchise Fund - Series II Shares	96	(3,809)	(3,713)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	56,561	(3,415)	53,146
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	239,253	(200,316)	38,937
Invesco V.I. Comstock Fund - Series I Shares	13,273	(5,165)	8,108
Invesco V.I. Comstock Fund - Series II Shares	87,707	(39,693)	48,014
Invesco V.I. Core Equity Fund - Series I Shares	2,132	(40,740)	(38,608)
Invesco V.I. Core Equity Fund - Series II Shares	106	(7,438)	(7,332)
Invesco V.I. Diversified Dividend Fund - Series I Shares	31,694	(10,303)	21,391
Invesco V.I. Diversified Dividend Fund - Series II Shares	192,236	(333,081)	(140,845)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	326,256	(18,432)	307,824
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	4,605,252	(471,983)	4,133,269
Invesco V.I. Equity and Income Fund - Series I Shares	—	(166)	(166)
Invesco V.I. Equity and Income Fund - Series II Shares	180,447	(457,326)	(276,879)
Invesco V.I. International Growth Fund - Series I Shares	9,459	(19,307)	(9,848)
Invesco V.I. International Growth Fund - Series II Shares	628,067	(236,864)	391,203
Ivy VIP Asset Strategy Portfolio - Class I	—	(38)	(38)
Ivy VIP Asset Strategy Portfolio - Class II	116,097	(117,813)	(1,716)
Ivy VIP Energy Portfolio - Class I	2,740	(5,255)	(2,515)
Ivy VIP Energy Portfolio - Class II	331,010	(499,710)	(168,700)
Ivy VIP High Income Portfolio - Class I	81,257	(26,869)	54,388
Ivy VIP High Income Portfolio - Class II	542,185	(334,066)	208,119
Ivy VIP Mid Cap Growth Portfolio - Class I	70,361	(10,595)	59,766
Ivy VIP Mid Cap Growth Portfolio - Class II	342,827	(182,038)	160,789
Ivy VIP Science and Technology Portfolio - Class I	8,364	(865)	7,499
Ivy VIP Science and Technology Portfolio - Class II	432,972	(251,331)	181,641
Ivy VIP Small Cap Growth Portfolio - Class I	1,073	(813)	260
Ivy VIP Small Cap Growth Portfolio - Class II	146,749	(115,653)	31,096
Janus Henderson Balanced Portfolio - Service Shares	53,132	(60,417)	(7,285)
Janus Henderson Enterprise Portfolio - Service Shares	7,977	(24,819)	(16,842)
Janus Henderson Global Research Portfolio - Service Shares	144	(8,730)	(8,586)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	243,597	(23,170)	220,427
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	5,925,262	(1,018,328)	4,906,934
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	80,645	(197,481)	(116,836)
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	23,833	(138)	23,695
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	111,839	(22,158)	89,681
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	(392)	(392)
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	—	(2,340)	(2,340)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	1,304,887	(579,720)	725,167
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	411,411	(192,503)	218,908
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	10,907	(64,296)	(53,389)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,292,505	(676,481)	616,024
LVIP American Balanced Allocation Fund - Service Class	929,311	(329,376)	599,935
LVIP American Balanced Allocation Fund - Standard Class	179,941	(29,814)	150,127
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	4,396,168	(1,167,734)	3,228,434
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	351,148	(203,789)	147,359
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	8	(1,874)	(1,866)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	637,078	(512,352)	124,726
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	4	(630)	(626)
LVIP American Global Growth Fund - Service Class II	1,440,296	(734,457)	705,839
LVIP American Global Small Capitalization Fund - Service Class II	113,794	(646,930)	(533,136)
LVIP American Growth Allocation Fund - Service Class	318,620	(329,015)	(10,395)
LVIP American Growth Allocation Fund - Standard Class	217,937	(5,991)	211,946
LVIP American Growth Fund - Service Class II	4,810,090	(635,384)	4,174,706

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP American Growth-Income Fund - Service Class II	5,297,975	(509,252)	4,788,723
LVIP American Income Allocation Fund - Standard Class	79	(454)	(375)
LVIP American International Fund - Service Class II	1,496,742	(1,043,706)	453,036
LVIP American Preservation Fund - Service Class	250,559	(172,020)	78,539
LVIP American Preservation Fund - Standard Class	180,279	(177,436)	2,843
LVIP Baron Growth Opportunities Fund - Service Class	984,273	(692,513)	291,760
LVIP Baron Growth Opportunities Fund - Standard Class	15,392	(9,604)	5,788
LVIP BlackRock Advantage Allocation Fund - Service Class	336,298	(50,005)	286,293
LVIP BlackRock Advantage Allocation Fund - Standard Class	19	(116)	(97)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	45,288,900	(21,828,613)	23,460,287
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	20,554	(5,245)	15,309
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	1,551,650	(8,597,580)	(7,045,930)
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	57	(1,919)	(1,862)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	8,188,913	(1,119,098)	7,069,815
LVIP BlackRock Global Real Estate Fund - Service Class	294,289	(1,358,904)	(1,064,615)
LVIP BlackRock Global Real Estate Fund - Standard Class	39,833	(27,564)	12,269
LVIP BlackRock Inflation Protected Bond Fund - Service Class	3,109,628	(6,329,547)	(3,219,919)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	75,016	(81,341)	(6,325)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	12,061,576	(347,702)	11,713,874
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	5,747,062	(743,029)	5,004,033
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	7,282	(16,438)	(9,156)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	3,723,954	(3,044,473)	679,481
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	320	(79)	241
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	1,376,979	(15,838,205)	(14,461,226)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	15,613,945	(1,832,850)	13,781,095
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	26	(314)	(288)
LVIP Delaware Bond Fund - Service Class	21,181,398	(10,788,369)	10,393,029
LVIP Delaware Bond Fund - Standard Class	309,166	(486,280)	(177,114)
LVIP Delaware Diversified Floating Rate Fund - Service Class	3,558,005	(8,824,790)	(5,266,785)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	123,535	(114,082)	9,453
LVIP Delaware Social Awareness Fund - Service Class	163,056	(241,522)	(78,466)
LVIP Delaware Social Awareness Fund - Standard Class	10,817	(44,237)	(33,420)
LVIP Delaware Special Opportunities Fund - Service Class	1,007,217	(329,259)	677,958
LVIP Delaware Wealth Builder Fund - Service Class	297,161	(212,477)	84,684
LVIP Delaware Wealth Builder Fund - Standard Class	6,018	(26,698)	(20,680)
LVIP Dimensional International Core Equity Fund - Service Class	2,081,145	(293,955)	1,787,190
LVIP Dimensional International Core Equity Fund - Standard Class	208,765	(183,540)	25,225
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	5,740,867	(1,646,273)	4,094,594
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	35,460	(16,664)	18,796
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,950,925	(324,791)	1,626,134
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	188,025	(61,882)	126,143
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,327,935	(225,560)	2,102,375
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	151,947	(122,668)	29,279
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	4,675,822	(1,888,942)	2,786,880
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	91,276	(36,258)	55,018
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	11,919,550	(2,253,963)	9,665,587
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	462,298	(247,842)	214,456
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	1,191,488	(2,780,232)	(1,588,744)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	67	(409)	(342)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	5,284,173	(4,686,837)	597,336
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	275	—	275
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	464,086	(133,731)	330,355
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	19,176	(3,938)	15,238
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	1,244,164	(28,187,750)	(26,943,586)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	975	(1,966)	(991)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	8,794,337	(237,993)	8,556,344
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	194,773	(9,184)	185,589
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,053,500	(6,571,904)	(5,518,404)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	13,895	(14,694)	(799)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	3,229,375	(50,947,748)	(47,718,373)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	112,909	(51,607)	61,302
LVIP Global Income Fund - Service Class	1,811,714	(6,383,726)	(4,572,012)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Global Income Fund - Standard Class	21,269	(7,136)	14,133
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	3,928,248	(33,561,006)	(29,632,758)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	214,853	(10,053)	204,800
LVIP Goldman Sachs Income Builder Fund - Service Class	530,204	(1,659,127)	(1,128,923)
LVIP Goldman Sachs Income Builder Fund - Standard Class	6,574	(56,265)	(49,691)
LVIP Government Money Market Fund - Service Class	20,493,360	(16,995,487)	3,497,873
LVIP Government Money Market Fund - Standard Class	2,597,760	(2,084,219)	513,541
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	740,779	(28,481,142)	(27,740,363)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	30,287,937	(2,731,959)	27,555,978
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	2,550	(3,007)	(457)
LVIP JPMorgan High Yield Fund - Service Class	3,065,584	(2,194,579)	871,005
LVIP JPMorgan High Yield Fund - Standard Class	151,372	(37,313)	114,059
LVIP JPMorgan Retirement Income Fund - Service Class	742,763	(159,424)	583,339
LVIP JPMorgan Retirement Income Fund - Standard Class	3,430	(5,267)	(1,837)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	1,867,220	(3,096,777)	(1,229,557)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	4,032	(4,216)	(184)
LVIP Loomis Sayles Global Growth Fund - Service Class	79,342	(32,666)	46,676
LVIP Loomis Sayles Global Growth Fund - Standard Class	12,501	(9,550)	2,951
LVIP MFS International Equity Managed Volatility Fund - Service Class	6,681,882	(1,361,262)	5,320,620
LVIP MFS International Growth Fund - Service Class	1,561,370	(1,198,556)	362,814
LVIP MFS International Growth Fund - Standard Class	28,027	(3,738)	24,289
LVIP MFS Value Fund - Service Class	2,041,746	(3,096,687)	(1,054,941)
LVIP MFS Value Fund - Standard Class	58,247	(4,999)	53,248
LVIP Mondrian International Value Fund - Service Class	1,033,249	(1,967,464)	(934,215)
LVIP Mondrian International Value Fund - Standard Class	13,328	(52,106)	(38,778)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	637,709	(833,758)	(196,049)
LVIP PIMCO Low Duration Bond Fund - Service Class	9,553,398	(5,631,540)	3,921,858
LVIP PIMCO Low Duration Bond Fund - Standard Class	237,543	(148,205)	89,338
LVIP SSGA Bond Index Fund - Service Class	4,045,489	(7,970,528)	(3,925,039)
LVIP SSGA Bond Index Fund - Standard Class	881,101	(544,184)	336,917
LVIP SSGA Conservative Index Allocation Fund - Service Class	851,098	(774,130)	76,968
LVIP SSGA Conservative Index Allocation Fund - Standard Class	—	(96)	(96)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	648,042	(1,925,414)	(1,277,372)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	84	(35,226)	(35,142)
LVIP SSGA Developed International 150 Fund - Service Class	677,946	(1,668,701)	(990,755)
LVIP SSGA Developed International 150 Fund - Standard Class	40,254	(7,951)	32,303
LVIP SSGA Emerging Markets 100 Fund - Service Class	883,276	(1,574,442)	(691,166)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	65,216	(39,871)	25,345
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	400,652	(98,146)	302,506
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	49,667	(1,378)	48,289
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	455,220	(6,126,010)	(5,670,790)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	269	(7,845)	(7,576)
LVIP SSGA International Index Fund - Service Class	873,066	(3,404,004)	(2,530,938)
LVIP SSGA International Index Fund - Standard Class	80,755	(38,291)	42,464
LVIP SSGA International Managed Volatility Fund - Service Class	674,010	(4,475,440)	(3,801,430)
LVIP SSGA International Managed Volatility Fund - Standard Class	327	(1,538)	(1,211)
LVIP SSGA Large Cap 100 Fund - Service Class	724,967	(1,574,854)	(849,887)
LVIP SSGA Large Cap 100 Fund - Standard Class	156,726	(23,454)	133,272
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	7,989,057	(1,209,881)	6,779,176
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	5,464	(5,464)	—
LVIP SSGA Mid-Cap Index Fund - Service Class	2,071,708	(443,237)	1,628,471
LVIP SSGA Mid-Cap Index Fund - Standard Class	182,632	(49,268)	133,364
LVIP SSGA Moderate Index Allocation Fund - Service Class	1,751,723	(1,629,393)	122,330
LVIP SSGA Moderate Index Allocation Fund - Standard Class	31,738	(417)	31,321
LVIP SSGA Moderate Structured Allocation Fund - Service Class	847,969	(6,123,174)	(5,275,205)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	11,944	(15,999)	(4,055)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,616,475	(2,726,327)	(1,109,852)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	62,332	(832)	61,500
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	635,780	(3,387,979)	(2,752,199)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	163	(6,646)	(6,483)
LVIP SSGA S&P 500 Index Fund - Service Class	6,391,309	(4,105,467)	2,285,842
LVIP SSGA S&P 500 Index Fund - Standard Class	1,063,270	(719,627)	343,643

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSGA Short-Term Bond Index Fund - Service Class	7,360,879	(1,926,517)	5,434,362
LVIP SSGA Short-Term Bond Index Fund - Standard Class	235,286	(49,737)	185,549
LVIP SSGA Small-Cap Index Fund - Service Class	2,714,909	(1,192,703)	1,522,206
LVIP SSGA Small-Cap Index Fund - Standard Class	191,493	(175,248)	16,245
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	892,454	(628,251)	264,203
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	201,957	(36,588)	165,369
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	6,817,251	(1,175,748)	5,641,503
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	2,145	(1,957)	188
LVIP T. Rowe Price 2010 Fund - Service Class	172,341	(201,059)	(28,718)
LVIP T. Rowe Price 2020 Fund - Service Class	40,305	(155,974)	(115,669)
LVIP T. Rowe Price 2030 Fund - Service Class	57,395	(100,990)	(43,595)
LVIP T. Rowe Price 2040 Fund - Service Class	188,011	(200,476)	(12,465)
LVIP T. Rowe Price Growth Stock Fund - Service Class	1,215,081	(1,859,128)	(644,047)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	51,567	(15,709)	35,858
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	1,387,240	(285,763)	1,101,477
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	35,276	(20,846)	14,430
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	6,951,567	(109,688)	6,841,879
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	15,425	(3,029)	12,396
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	22,279,163	(1,084,091)	21,195,072
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	123,124	(6,129)	116,995
LVIP Vanguard Domestic Equity ETF Fund - Service Class	2,067,726	(1,038,706)	1,029,020
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	213,172	(50,311)	162,861
LVIP Vanguard International Equity ETF Fund - Service Class	2,843,184	(805,560)	2,037,624
LVIP Vanguard International Equity ETF Fund - Standard Class	280,687	(54,323)	226,364
LVIP Wellington Capital Growth Fund - Service Class	659,646	(1,778,899)	(1,119,253)
LVIP Wellington Capital Growth Fund - Standard Class	33,491	(12,346)	21,145
LVIP Wellington Mid-Cap Value Fund - Service Class	790,891	(500,931)	289,960
LVIP Wellington Mid-Cap Value Fund - Standard Class	18,233	(12,535)	5,698
LVIP Western Asset Core Bond Fund - Service Class	12,687,249	(660,914)	12,026,335
LVIP Western Asset Core Bond Fund - Standard Class	307,527	(40,103)	267,424
MFS® VIT Growth Series - Initial Class	29,946	(36,419)	(6,473)
MFS® VIT Growth Series - Service Class	1,237,222	(407,648)	829,574
MFS® VIT Total Return Series - Initial Class	20,133	(30,254)	(10,121)
MFS® VIT Total Return Series - Service Class	1,273,113	(397,774)	875,339
MFS® VIT Utilities Series - Initial Class	60,591	(75,312)	(14,721)
MFS® VIT Utilities Series - Service Class	140,093	(774,483)	(634,390)
MFS® VIT II Core Equity Portfolio - Service Class	6,198	(7,869)	(1,671)
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	28,695	(28,641)	54
MFS® VIT II International Intrinsic Value Portfolio - Service Class	461,172	(627,701)	(166,529)
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	3,278	(3,649)	(371)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	131,721	(83,987)	47,734
Morgan Stanley VIF Growth Portfolio - Class II	16,669	(30,876)	(14,207)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	50,736	(130,416)	(79,680)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	113,779	(83,203)	30,576
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	2,144	(3,433)	(1,289)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	67,179	(233,937)	(166,758)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	5,917	(5,834)	83
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	101,904	(84,456)	17,448
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	5,461	(635)	4,826
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	72,956	(67,140)	5,816
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	5,379	(3,306)	2,073
Putnam VT Equity Income Fund - Class IA	19,478	(2,374)	17,104
Putnam VT Equity Income Fund - Class IB	331,452	(16,460)	314,992
Putnam VT George Putnam Balanced Fund - Class IA	34,273	(188)	34,085
Putnam VT George Putnam Balanced Fund - Class IB	2,976,896	(568,858)	2,408,038
Putnam VT Global Health Care Fund - Class IA	7,385	(2,472)	4,913
Putnam VT Global Health Care Fund - Class IB	337,770	(347,415)	(9,645)
Putnam VT Income Fund - Class IA	50,811	(32,041)	18,770
Putnam VT Income Fund - Class IB	400,373	(267,253)	133,120
Putnam VT Multi-Asset Absolute Return Fund - Class IA	5,409	(4)	5,405
Putnam VT Multi-Asset Absolute Return Fund - Class IB	31,895	(66,430)	(34,535)
QS Variable Conservative Growth - Class II	389,463	(82,124)	307,339

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Rational Trend Aggregation VA Fund	3,581	(8,785)	(5,204)
SEI VP Market Growth Strategy Fund - Class II	281	(10,559)	(10,278)
SEI VP Market Growth Strategy Fund - Class III	19,903	(28,751)	(8,848)
SEI VP Market Plus Strategy Fund - Class III	2,266	(102,357)	(100,091)
Templeton Foreign VIP Fund - Class 1	4,651	(2,228)	2,423
Templeton Foreign VIP Fund - Class 4	51,141	(30,645)	20,496
Templeton Global Bond VIP Fund - Class 1	87,837	(36,313)	51,524
Templeton Global Bond VIP Fund - Class 2	481,466	(1,585,977)	(1,104,511)
Templeton Global Bond VIP Fund - Class 4	586,460	(395,707)	190,753
Templeton Growth VIP Fund - Class 2	120,269	(262,475)	(142,206)
TOPS® Moderate Growth ETF Portfolio - Service Class Shares	1,082,598	(14,255)	1,068,343
VanEck VIP Global Hard Assets Fund - Class S Shares	175,764	(107,486)	68,278
VanEck VIP Global Hard Assets Fund - Initial Class Shares	6,111	(6,644)	(533)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	179,827	(128,641)	51,186
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	20,102	(570)	19,532

The change in units outstanding for the year ended December 31, 2018, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	539,017	(402,747)	136,270
AB VPS Growth and Income Portfolio - Class B	3,700	(3,700)	—
AB VPS International Value Portfolio - Class B	—	(3)	(3)
AB VPS Large Cap Growth Portfolio - Class B	22,871	(132,045)	(109,174)
AB VPS Small/Mid Cap Value Portfolio - Class A	28,892	(5,189)	23,703
AB VPS Small/Mid Cap Value Portfolio - Class B	638,040	(601,395)	36,645
ALPS/Alerian Energy Infrastructure Portfolio - Class I	5,824	(20,526)	(14,702)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	78,151	(120,621)	(42,470)
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	8,480	(2,271)	6,209
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	322,783	(111,990)	210,793
ALPS/Stadion Core ETF Portfolio - Class I	26,338	(5,841)	20,497
ALPS/Stadion Core ETF Portfolio - Class III	590,781	(129,221)	461,560
ALPS/Stadion Tactical Growth Portfolio - Class III	86,047	(76,040)	10,007
American Century VP Balanced Fund - Class I	15,375	(2,231)	13,144
American Century VP Balanced Fund - Class II	2,714,143	(804,139)	1,910,004
American Century VP Inflation Protection Fund - Class II	1,319	(1,463)	(144)
American Century VP Large Company Value Fund - Class I	96,906	(23,276)	73,630
American Century VP Large Company Value Fund - Class II	1,221,754	(68,441)	1,153,313
American Funds Asset Allocation Fund - Class 1	143,625	(192,762)	(49,137)
American Funds Asset Allocation Fund - Class 1A	330,895	(56,905)	273,990
American Funds Asset Allocation Fund - Class 4	3,452,474	(1,934,119)	1,518,355
American Funds Blue Chip Income and Growth Fund - Class 1	9,185	(37,077)	(27,892)
American Funds Blue Chip Income and Growth Fund - Class 1A	257,284	(8,463)	248,821
American Funds Blue Chip Income and Growth Fund - Class 4	663,217	(210,008)	453,209
American Funds Bond Fund - Class 1	59,972	(54,344)	5,628
American Funds Bond Fund - Class 1A	280,265	(66,045)	214,220
American Funds Capital Income Builder® - Class 1	20,564	(12,186)	8,378
American Funds Capital Income Builder® - Class 1A	248,854	(30,000)	218,854
American Funds Capital Income Builder® - Class 4	912,776	(278,059)	634,717
American Funds Global Balanced Fund - Class 1	84	(225)	(141)
American Funds Global Balanced Fund - Class 1A	182,173	(24,977)	157,196
American Funds Global Bond Fund - Class 1	39,534	(33,154)	6,380
American Funds Global Bond Fund - Class 1A	54,586	(23,267)	31,319
American Funds Global Growth and Income Fund - Class 1	4,044	(2,057)	1,987
American Funds Global Growth and Income Fund - Class 1A	75,601	(3,040)	72,561
American Funds Global Growth Fund - Class 1	11,742	(13,949)	(2,207)
American Funds Global Growth Fund - Class 1A	356,995	(97,965)	259,030
American Funds Global Growth Fund - Class 2	296,486	(1,165,719)	(869,233)
American Funds Global Growth Fund - Class 4	1,288,945	(292,364)	996,581
American Funds Global Small Capitalization Fund - Class 1	5,714	(8,055)	(2,341)
American Funds Global Small Capitalization Fund - Class 1A	25,385	(8,839)	16,546

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Global Small Capitalization Fund - Class 2	516,567	(2,049,580)	(1,533,013)
American Funds Global Small Capitalization Fund - Class 4	507,093	(142,857)	364,236
American Funds Growth Fund - Class 1	55,434	(91,777)	(36,343)
American Funds Growth Fund - Class 1A	605,913	(39,253)	566,660
American Funds Growth Fund - Class 2	206,146	(7,100,028)	(6,893,882)
American Funds Growth Fund - Class 4	2,204,625	(413,733)	1,790,892
American Funds Growth-Income Fund - Class 1	29,326	(49,412)	(20,086)
American Funds Growth-Income Fund - Class 1A	468,314	(72,227)	396,087
American Funds Growth-Income Fund - Class 2	227,898	(9,635,972)	(9,408,074)
American Funds Growth-Income Fund - Class 4	2,531,118	(332,864)	2,198,254
American Funds High-Income Bond Fund - Class 1	8,839	(10,259)	(1,420)
American Funds High-Income Bond Fund - Class 1A	58,839	(33,388)	25,451
American Funds International Fund - Class 1	39,863	(43,555)	(3,692)
American Funds International Fund - Class 1A	337,521	(21,801)	315,720
American Funds International Fund - Class 2	733,047	(2,833,146)	(2,100,099)
American Funds International Fund - Class 4	1,340,098	(293,132)	1,046,966
American Funds International Growth and Income Fund - Class 1	37,305	(27,108)	10,197
American Funds International Growth and Income Fund - Class 1A	23,004	(37,441)	(14,437)
American Funds Managed Risk Asset Allocation Fund - Class P1	74,885	(7,767)	67,118
American Funds Managed Risk Asset Allocation Fund - Class P2	1,831,124	(374,658)	1,456,466
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	26,960	(3,591)	23,369
American Funds Managed Risk Growth Fund - Class P1	54,411	(27,937)	26,474
American Funds Managed Risk Growth-Income Fund - Class P1	2,408	(726)	1,682
American Funds Managed Risk International Fund - Class P1	28,661	(3,671)	24,990
American Funds Mortgage Fund - Class 1	20,601	(6,409)	14,192
American Funds Mortgage Fund - Class 1A	73,959	(10,951)	63,008
American Funds Mortgage Fund - Class 4	127,505	(96,586)	30,919
American Funds New World Fund® - Class 1	50,989	(20,656)	30,333
American Funds New World Fund® - Class 1A	138,044	(30,726)	107,318
American Funds New World Fund® - Class 4	771,213	(208,196)	563,017
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	26,600	(28,387)	(1,787)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	140,200	(20,787)	119,413
BlackRock Global Allocation V.I. Fund - Class I	193,421	(234,139)	(40,718)
BlackRock Global Allocation V.I. Fund - Class III	1,091,448	(6,626,972)	(5,535,524)
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	16,619	(17,959)	(1,340)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	35,741	(443,140)	(407,399)
ClearBridge Variable Aggressive Growth Portfolio - Class I	140	(604)	(464)
ClearBridge Variable Aggressive Growth Portfolio - Class II	139,686	(147,724)	(8,038)
ClearBridge Variable Large Cap Growth Portfolio - Class I	113,482	(6,112)	107,370
ClearBridge Variable Large Cap Growth Portfolio - Class II	4,466,376	(242,452)	4,223,924
ClearBridge Variable Mid Cap Portfolio - Class I	5,798	(3,136)	2,662
ClearBridge Variable Mid Cap Portfolio - Class II	682,328	(198,498)	483,830
Columbia VP Commodity Strategy Fund - Class 1	8,924	(2,909)	6,015
Columbia VP Commodity Strategy Fund - Class 2	39,572	(5,345)	34,227
Columbia VP Emerging Markets Bond Fund - Class 1	31,448	(24,322)	7,126
Columbia VP Emerging Markets Bond Fund - Class 2	98,997	(21,150)	77,847
Columbia VP Strategic Income Fund - Class 1	76,425	(2,653)	73,772
Columbia VP Strategic Income Fund - Class 2	249,762	(109,162)	140,600
Delaware VIP® Diversified Income Series - Service Class	6,963,247	(11,085,038)	(4,121,791)
Delaware VIP® Diversified Income Series - Standard Class	523,878	(123,513)	400,365
Delaware VIP® Emerging Markets Series - Service Class	1,709,981	(1,398,173)	311,808
Delaware VIP® Emerging Markets Series - Standard Class	23,617	(10,106)	13,511
Delaware VIP® High Yield Series - Service Class	805,050	(1,752,717)	(947,667)
Delaware VIP® High Yield Series - Standard Class	2,055	(26,667)	(24,612)
Delaware VIP® International Value Equity Series - Standard Class	17	(1,552)	(1,535)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	3,432,761	(10,555,434)	(7,122,673)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	87,353	(26,666)	60,687
Delaware VIP® REIT Series - Service Class	403,024	(1,055,090)	(652,066)
Delaware VIP® REIT Series - Standard Class	60,846	(20,407)	40,439
Delaware VIP® Small Cap Value Series - Service Class	1,587,008	(705,049)	881,959
Delaware VIP® Small Cap Value Series - Standard Class	116,515	(18,153)	98,362
Delaware VIP® Smid Cap Core Series - Service Class	425,697	(620,208)	(194,511)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP® Smid Cap Core Series - Standard Class	29,334	(15,996)	13,338
Delaware VIP® U.S. Growth Series - Service Class	230,181	(1,788,527)	(1,558,346)
Delaware VIP® U.S. Growth Series - Standard Class	9,946	(5,220)	4,726
Delaware VIP® Value Series - Service Class	1,233,114	(1,457,705)	(224,591)
Delaware VIP® Value Series - Standard Class	88,825	(49,588)	39,237
DWS Alternative Asset Allocation VIP Portfolio - Class A	35,027	(4,699)	30,328
DWS Alternative Asset Allocation VIP Portfolio - Class B	373,627	(661,508)	(287,881)
DWS Equity 500 Index VIP Portfolio - Class A	15,672	(35,538)	(19,866)
DWS Small Cap Index VIP Portfolio - Class A	6,851	(23,397)	(16,546)
Eaton Vance VT Floating-Rate Income Fund - ADV Class	223,937	(197,908)	26,029
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,507,302	(893,237)	614,065
Fidelity® VIP Contrafund® Portfolio - Initial Class	78,502	(17,427)	61,075
Fidelity® VIP Contrafund® Portfolio - Service Class 2	2,196,218	(3,074,450)	(878,232)
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	153,886	(108,447)	45,439
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	786,201	(80,890)	705,311
Fidelity® VIP Growth Portfolio - Initial Class	67,964	(52,915)	15,049
Fidelity® VIP Growth Portfolio - Service Class 2	735,302	(1,121,630)	(386,328)
Fidelity® VIP Mid Cap Portfolio - Initial Class	13,921	(19,458)	(5,537)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,655,837	(1,882,926)	(227,089)
Fidelity® VIP Strategic Income Portfolio - Initial Class	146,464	(40,190)	106,274
Fidelity® VIP Strategic Income Portfolio - Service Class 2	551,126	(270,412)	280,714
First Trust Dorsey Wright Tactical Core Portfolio - Class I	471,497	(100,751)	370,746
First Trust Dorsey Wright Tactical Core Portfolio - Class II	2,737	(14)	2,723
First Trust Multi Income Allocation Portfolio - Class I	163,689	(97,140)	66,549
First Trust Multi Income Allocation Portfolio - Class II	4,008	(4,292)	(284)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	5,062,007	(542,836)	4,519,171
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	2,837	(16,106)	(13,269)
Franklin Allocation VIP Fund - Class 1	3,585	(14)	3,571
Franklin Allocation VIP Fund - Class 4	114,716	(107,223)	7,493
Franklin Income VIP Fund - Class 1	5,022	(189)	4,833
Franklin Income VIP Fund - Class 2	531,661	(4,597,967)	(4,066,306)
Franklin Income VIP Fund - Class 4	2,410,846	(323,907)	2,086,939
Franklin Mutual Shares VIP Fund - Class 1	4,919	(22,110)	(17,191)
Franklin Mutual Shares VIP Fund - Class 2	625,446	(4,932,085)	(4,306,639)
Franklin Mutual Shares VIP Fund - Class 4	993,623	(127,904)	865,719
Franklin Rising Dividends VIP Fund - Class 1	11,157	(14,843)	(3,686)
Franklin Rising Dividends VIP Fund - Class 4	346,127	(288,993)	57,134
Franklin Small Cap Value VIP Fund - Class 1	7,087	(20,953)	(13,866)
Franklin Small Cap Value VIP Fund - Class 4	118,043	(94,402)	23,641
Franklin Small-Mid Cap Growth VIP Fund - Class 1	19,919	(5,536)	14,383
Franklin Small-Mid Cap Growth VIP Fund - Class 4	144,744	(98,110)	46,634
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	57,184	(40,136)	17,048
Goldman Sachs VIT Government Money Market Fund - Service Shares	826,426	(2,049,966)	(1,223,540)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	142,619	(761,096)	(618,477)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	53,138	(61,526)	(8,388)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	25,583	(15,212)	10,371
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	26,756	(563,099)	(536,343)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	24,061	(26,429)	(2,368)
Guggenheim VT Long Short Equity	67,219	(106,786)	(39,567)
Guggenheim VT Multi-Hedge Strategies	74,492	(45,034)	29,458
Hartford Capital Appreciation HLS Fund - Class IA	7	(2,673)	(2,666)
Hartford Capital Appreciation HLS Fund - Class IC	126,450	(153,396)	(26,946)
Invesco Oppenheimer V.I. Global Fund - Series II Shares	27,400	(34,405)	(7,005)
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	9,130	(73,549)	(64,419)
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	395,194	(213,990)	181,204
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	10,594	(3,190)	7,404
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	303,918	(147,931)	155,987
Invesco V.I. American Franchise Fund - Series I Shares	16,216	(53,684)	(37,468)
Invesco V.I. American Franchise Fund - Series II Shares	358	(5,722)	(5,364)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	10,119	(12,316)	(2,197)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	90,844	(189,966)	(99,122)
Invesco V.I. Comstock Fund - Series I Shares	3,536	(134)	3,402

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Comstock Fund - Series II Shares	195,932	(56,674)	139,258
Invesco V.I. Core Equity Fund - Series I Shares	15,093	(54,893)	(39,800)
Invesco V.I. Core Equity Fund - Series II Shares	600	(7,807)	(7,207)
Invesco V.I. Diversified Dividend Fund - Series I Shares	38,390	(9,721)	28,669
Invesco V.I. Diversified Dividend Fund - Series II Shares	211,363	(274,177)	(62,814)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	101,873	(41,076)	60,797
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	4,328,812	(480,156)	3,848,656
Invesco V.I. Equity and Income Fund - Series I Shares	—	(182)	(182)
Invesco V.I. Equity and Income Fund - Series II Shares	103,352	(158,710)	(55,358)
Invesco V.I. International Growth Fund - Series I Shares	28,322	(30,610)	(2,288)
Invesco V.I. International Growth Fund - Series II Shares	835,605	(200,323)	635,282
Ivy VIP Asset Strategy Portfolio - Class I	711	(3)	708
Ivy VIP Asset Strategy Portfolio - Class II	59,789	(123,593)	(63,804)
Ivy VIP Energy Portfolio - Class I	4,752	(6)	4,746
Ivy VIP Energy Portfolio - Class II	680,859	(500,002)	180,857
Ivy VIP High Income Portfolio - Class I	69,993	(6,522)	63,471
Ivy VIP High Income Portfolio - Class II	450,155	(348,931)	101,224
Ivy VIP Micro Cap Growth Portfolio - Class I	2,935	(12,155)	(9,220)
Ivy VIP Micro Cap Growth Portfolio - Class II	228,151	(576,287)	(348,136)
Ivy VIP Mid Cap Growth Portfolio - Class I	151,216	(14,378)	136,838
Ivy VIP Mid Cap Growth Portfolio - Class II	348,480	(170,731)	177,749
Ivy VIP Science and Technology Portfolio - Class I	12,926	(1,886)	11,040
Ivy VIP Science and Technology Portfolio - Class II	418,232	(137,724)	280,508
Ivy VIP Small Cap Growth Portfolio - Class I	13,257	(60)	13,197
Ivy VIP Small Cap Growth Portfolio - Class II	512,157	(74,614)	437,543
Janus Henderson Balanced Portfolio - Service Shares	36,467	(83,534)	(47,067)
Janus Henderson Enterprise Portfolio - Service Shares	20,539	(35,822)	(15,283)
Janus Henderson Global Research Portfolio - Service Shares	4,247	(3,847)	400
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	144,603	(36,777)	107,826
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	3,738,300	(437,245)	3,301,055
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	186,840	(162,082)	24,758
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	—	(157)	(157)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	146,297	(34,753)	111,544
Lincoln iShares® Global Growth Allocation Fund - Standard Class	27,643	(27,434)	209
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	34,083	(16,364)	17,719
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	689,585	(202,775)	486,810
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	499,845	(128,806)	371,039
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	10,790	(58,012)	(47,222)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,946,001	(965,038)	980,963
LVIP American Balanced Allocation Fund - Service Class	1,004,468	(882,074)	122,394
LVIP American Balanced Allocation Fund - Standard Class	245,402	(202,583)	42,819
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	4,937,621	(1,028,718)	3,908,903
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	603,539	(223,493)	380,046
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	14	(21,461)	(21,447)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	902,463	(492,367)	410,096
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	28	(613)	(585)
LVIP American Global Growth Fund - Service Class II	2,764,912	(321,155)	2,443,757
LVIP American Global Small Capitalization Fund - Service Class II	372,744	(431,845)	(59,101)
LVIP American Growth Allocation Fund - Service Class	750,721	(178,332)	572,389
LVIP American Growth Allocation Fund - Standard Class	36,172	(6,177)	29,995
LVIP American Growth Fund - Service Class II	5,270,075	(674,502)	4,595,573
LVIP American Growth-Income Fund - Service Class II	5,761,810	(504,343)	5,257,467
LVIP American Income Allocation Fund - Standard Class	221	(466)	(245)
LVIP American International Fund - Service Class II	3,370,412	(576,635)	2,793,777
LVIP American Preservation Fund - Service Class	216,345	(154,488)	61,857
LVIP American Preservation Fund - Standard Class	7,518	(1,781)	5,737
LVIP Baron Growth Opportunities Fund - Service Class	1,351,248	(678,713)	672,535
LVIP Baron Growth Opportunities Fund - Standard Class	12,321	(15,288)	(2,967)
LVIP BlackRock Advantage Allocation Fund - Service Class	321,772	(50,064)	271,708
LVIP BlackRock Advantage Allocation Fund - Standard Class	1,842	(157)	1,685
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	5,042,964	(3,137,575)	1,905,389
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	14,312	(24,543)	(10,231)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	2,966,845	(7,203,315)	(4,236,470)
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	155	(1,019)	(864)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	11,486,030	(780,048)	10,705,982
LVIP BlackRock Global Real Estate Fund - Service Class	496,095	(1,234,519)	(738,424)
LVIP BlackRock Global Real Estate Fund - Standard Class	87,201	(24,774)	62,427
LVIP BlackRock Inflation Protected Bond Fund - Service Class	4,062,042	(8,039,176)	(3,977,134)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	216,438	(32,979)	183,459
LVIP BlackRock Multi-Asset Income Fund - Service Class	213,920	(994,133)	(780,213)
LVIP BlackRock Multi-Asset Income Fund - Standard Class	13,040	(33,344)	(20,304)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	7,348,467	(643,010)	6,705,457
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	8,011,728	(598,700)	7,413,028
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	15,811	(20,684)	(4,873)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	6,441,192	(1,984,652)	4,456,540
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	9	(52)	(43)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	3,726,991	(452,460)	3,274,531
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	3,690,520	(1,423,811)	2,266,709
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	229	(1,093)	(864)
LVIP Delaware Bond Fund - Service Class	22,304,684	(14,074,811)	8,229,873
LVIP Delaware Bond Fund - Standard Class	190,822	(607,526)	(416,704)
LVIP Delaware Diversified Floating Rate Fund - Service Class	11,007,972	(5,782,361)	5,225,611
LVIP Delaware Diversified Floating Rate Fund - Standard Class	172,507	(93,486)	79,021
LVIP Delaware Social Awareness Fund - Service Class	173,529	(292,388)	(118,859)
LVIP Delaware Social Awareness Fund - Standard Class	18,737	(51,813)	(33,076)
LVIP Delaware Special Opportunities Fund - Service Class	1,161,156	(321,261)	839,895
LVIP Delaware Wealth Builder Fund - Service Class	290,034	(215,012)	75,022
LVIP Delaware Wealth Builder Fund - Standard Class	13,888	(28,980)	(15,092)
LVIP Dimensional International Core Equity Fund - Service Class	2,921,587	(186,312)	2,735,275
LVIP Dimensional International Core Equity Fund - Standard Class	551,591	(32,585)	519,006
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	14,162,566	(566,027)	13,596,539
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	31,087	(13,035)	18,052
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,850,474	(322,931)	1,527,543
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	230,493	(29,011)	201,482
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,017,263	(299,389)	1,717,874
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	454,943	(57,911)	397,032
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	7,949,888	(1,217,804)	6,732,084
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	52,258	(38,409)	13,849
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	9,486,459	(3,391,865)	6,094,594
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	890,887	(118,959)	771,928
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	1,073,972	(3,624,148)	(2,550,176)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	365	(1,895)	(1,530)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	8,903,734	(2,501,970)	6,401,764
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	3,469	(69)	3,400
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	538,632	(56,933)	481,699
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	1,813	(40)	1,773
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	1,356,799	(2,501,803)	(1,145,004)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	33	(34)	(1)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	322,500	(223)	322,277
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,095,538	(8,771,903)	(7,676,365)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	3,274	(261)	3,013
LVIP Global Growth Allocation Managed Risk Fund - Service Class	10,618,958	(39,737,659)	(29,118,701)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	150,350	(80,954)	69,396
LVIP Global Income Fund - Service Class	1,956,801	(7,347,913)	(5,391,112)
LVIP Global Income Fund - Standard Class	4,392	(17,167)	(12,775)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	8,452,691	(31,285,805)	(22,833,114)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	96,377	(42,694)	53,683
LVIP Goldman Sachs Income Builder Fund - Service Class	437,486	(199,530)	237,956
LVIP Goldman Sachs Income Builder Fund - Standard Class	53,912	(8,343)	45,569
LVIP Government Money Market Fund - Service Class	19,538,131	(14,280,679)	5,257,452
LVIP Government Money Market Fund - Standard Class	2,702,976	(2,340,350)	362,626
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	2,037,722	(1,575,963)	461,759
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	907,351	(1,058,384)	(151,033)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	614	(415)	199

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP JPMorgan High Yield Fund - Service Class	2,504,632	(2,566,566)	(61,934)
LVIP JPMorgan High Yield Fund - Standard Class	81,214	(15,047)	66,167
LVIP JPMorgan Retirement Income Fund - Service Class	391,118	(55,043)	336,075
LVIP JPMorgan Retirement Income Fund - Standard Class	10,477	(116)	10,361
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	2,516,724	(2,797,086)	(280,362)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	537	(1,765)	(1,228)
LVIP Loomis Sayles Global Growth Fund - Service Class	8,838	(1,822)	7,016
LVIP Loomis Sayles Global Growth Fund - Standard Class	1,158	(5)	1,153
LVIP MFS International Equity Managed Volatility Fund - Service Class	13,098,894	(364,711)	12,734,183
LVIP MFS International Growth Fund - Service Class	2,434,469	(759,339)	1,675,130
LVIP MFS International Growth Fund - Standard Class	43,173	(2,376)	40,797
LVIP MFS Value Fund - Service Class	2,242,952	(3,497,065)	(1,254,113)
LVIP MFS Value Fund - Standard Class	138,893	(116,097)	22,796
LVIP Mondrian International Value Fund - Service Class	1,103,662	(1,485,595)	(381,933)
LVIP Mondrian International Value Fund - Standard Class	15,055	(67,506)	(52,451)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1,819,878	(260,358)	1,559,520
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	1,201	(17,340)	(16,139)
LVIP PIMCO Low Duration Bond Fund - Service Class	10,736,865	(2,863,940)	7,872,925
LVIP PIMCO Low Duration Bond Fund - Standard Class	454,866	(545,938)	(91,072)
LVIP SSGA Bond Index Fund - Service Class	3,785,886	(10,450,938)	(6,665,052)
LVIP SSGA Bond Index Fund - Standard Class	802,373	(531,083)	271,290
LVIP SSGA Conservative Index Allocation Fund - Service Class	762,683	(936,037)	(173,354)
LVIP SSGA Conservative Index Allocation Fund - Standard Class	7,851	(26)	7,825
LVIP SSGA Conservative Structured Allocation Fund - Service Class	458,101	(2,201,063)	(1,742,962)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	75,395	(43,009)	32,386
LVIP SSGA Developed International 150 Fund - Service Class	1,064,946	(1,056,088)	8,858
LVIP SSGA Developed International 150 Fund - Standard Class	18,932	(7,000)	11,932
LVIP SSGA Emerging Markets 100 Fund - Service Class	1,351,915	(1,376,389)	(24,474)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	185,966	(10,980)	174,986
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	19,991	—	19,991
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	1,859,282	(5,941,323)	(4,082,041)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	6,770	(4,030)	2,740
LVIP SSGA International Index Fund - Service Class	2,782,823	(1,578,616)	1,204,207
LVIP SSGA International Index Fund - Standard Class	239,621	(47,056)	192,565
LVIP SSGA International Managed Volatility Fund - Service Class	2,641,854	(2,152,557)	489,297
LVIP SSGA International Managed Volatility Fund - Standard Class	1,060	(845)	215
LVIP SSGA Large Cap 100 Fund - Service Class	807,234	(1,592,221)	(784,987)
LVIP SSGA Large Cap 100 Fund - Standard Class	44,571	(18,468)	26,103
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	12,123,153	(519,331)	11,603,822
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	(2,732)	(2,732)
LVIP SSGA Mid-Cap Index Fund - Service Class	3,366,537	(295,312)	3,071,225
LVIP SSGA Mid-Cap Index Fund - Standard Class	181,314	(28,273)	153,041
LVIP SSGA Moderate Index Allocation Fund - Service Class	1,691,866	(1,399,101)	292,765
LVIP SSGA Moderate Index Allocation Fund - Standard Class	104,593	(14,245)	90,348
LVIP SSGA Moderate Structured Allocation Fund - Service Class	990,420	(5,582,021)	(4,591,601)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	155,180	(91,919)	63,261
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	3,204,879	(1,128,129)	2,076,750
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	196,944	(685)	196,259
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,206,830	(3,271,256)	(2,064,426)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	71,266	(81,114)	(9,848)
LVIP SSGA S&P 500 Index Fund - Service Class	4,617,548	(4,859,940)	(242,392)
LVIP SSGA S&P 500 Index Fund - Standard Class	1,375,765	(622,438)	753,327
LVIP SSGA Short-Term Bond Index Fund - Service Class	4,861,627	(524,132)	4,337,495
LVIP SSGA Short-Term Bond Index Fund - Standard Class	72,468	(1,474)	70,994
LVIP SSGA Small-Cap Index Fund - Service Class	3,285,840	(853,296)	2,432,544
LVIP SSGA Small-Cap Index Fund - Standard Class	308,451	(65,399)	243,052
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	842,824	(570,626)	272,198
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	103,648	(98,146)	5,502
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	9,897,578	(547,613)	9,349,965
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	1,074	(3,879)	(2,805)
LVIP T. Rowe Price 2010 Fund - Service Class	34,737	(63,470)	(28,733)
LVIP T. Rowe Price 2020 Fund - Service Class	54,982	(127,155)	(72,173)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP T. Rowe Price 2030 Fund - Service Class	32,578	(80,531)	(47,953)
LVIP T. Rowe Price 2040 Fund - Service Class	35,513	(50,754)	(15,241)
LVIP T. Rowe Price Growth Stock Fund - Service Class	1,654,158	(1,442,985)	211,173
LVIP T. Rowe Price Growth Stock Fund - Standard Class	113,046	(48,686)	64,360
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	1,370,545	(335,268)	1,035,277
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	23,392	(90,198)	(66,806)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	167,252	(4)	167,248
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	18,000,149	(1,438,762)	16,561,387
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	43	(257)	(214)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	3,596,650	(1,183,500)	2,413,150
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	108,110	(8,596)	99,514
LVIP Vanguard International Equity ETF Fund - Service Class	5,035,313	(537,844)	4,497,469
LVIP Vanguard International Equity ETF Fund - Standard Class	533,667	(56,210)	477,457
LVIP Wellington Capital Growth Fund - Service Class	1,289,760	(1,757,207)	(467,447)
LVIP Wellington Capital Growth Fund - Standard Class	63,876	(9,636)	54,240
LVIP Wellington Mid-Cap Value Fund - Service Class	832,452	(413,221)	419,231
LVIP Wellington Mid-Cap Value Fund - Standard Class	16,105	(985)	15,120
LVIP Western Asset Core Bond Fund - Service Class	8,306,607	(406,975)	7,899,632
LVIP Western Asset Core Bond Fund - Standard Class	342,750	(11,567)	331,183
MFS® VIT Growth Series - Initial Class	65,161	(25,989)	39,172
MFS® VIT Growth Series - Service Class	1,190,571	(342,073)	848,498
MFS® VIT Total Return Series - Initial Class	40,656	(56,952)	(16,296)
MFS® VIT Total Return Series - Service Class	1,204,204	(363,810)	840,394
MFS® VIT Utilities Series - Initial Class	6,467	(29,826)	(23,359)
MFS® VIT Utilities Series - Service Class	194,516	(1,064,300)	(869,784)
MFS® VIT II Core Equity Portfolio - Service Class	3,358	(10,917)	(7,559)
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	42,786	(43,416)	(630)
MFS® VIT II International Intrinsic Value Portfolio - Service Class	443,649	(318,699)	124,950
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	2,640	(933)	1,707
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	104,178	(84,016)	20,162
Morgan Stanley VIF Growth Portfolio - Class II	20,108	(15,856)	4,252
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	21,994	(141,503)	(119,509)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	92,754	(35,722)	57,032
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	4,549	(3,804)	745
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	449,582	(509,145)	(59,563)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	5,095	(6,357)	(1,262)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	102,265	(41,105)	61,160
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	228	(43)	185
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	30,243	(53,059)	(22,816)
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	5,492	(4,348)	1,144
Putnam VT Equity Income Fund - Class IB	7,623	(8,361)	(738)
Putnam VT George Putnam Balanced Fund - Class IA	30	(20,136)	(20,106)
Putnam VT George Putnam Balanced Fund - Class IB	1,376,160	(297,500)	1,078,660
Putnam VT Global Health Care Fund - Class IA	15,992	(6,666)	9,326
Putnam VT Global Health Care Fund - Class IB	361,981	(324,831)	37,150
Putnam VT Income Fund - Class IA	3,809	—	3,809
Putnam VT Income Fund - Class IB	183,925	(123,380)	60,545
Putnam VT Multi-Asset Absolute Return Fund - Class IB	49,257	(32,301)	16,956
QS Variable Conservative Growth - Class II	323,480	(11,192)	312,288
Rational Trend Aggregation VA Fund	2,787	(12,042)	(9,255)
SEI VP Market Growth Strategy Fund - Class II	196,668	(8,255)	188,413
SEI VP Market Growth Strategy Fund - Class III	47,034	(38,825)	8,209
SEI VP Market Plus Strategy Fund - Class III	15,595	(3,455)	12,140
Templeton Foreign VIP Fund - Class 1	4,700	(2,896)	1,804
Templeton Foreign VIP Fund - Class 4	93,292	(27,863)	65,429
Templeton Global Bond VIP Fund - Class 1	226,976	(57,409)	169,567
Templeton Global Bond VIP Fund - Class 2	360,895	(2,497,714)	(2,136,819)
Templeton Global Bond VIP Fund - Class 4	558,624	(330,593)	228,031
Templeton Growth VIP Fund - Class 2	153,335	(354,909)	(201,574)
VanEck VIP Global Hard Assets Fund - Class S Shares	165,468	(175,625)	(10,157)
VanEck VIP Global Hard Assets Fund - Initial Class Shares	9,225	(5,205)	4,020
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	252,675	(148,855)	103,820

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	4,250	(63,531)	(59,281)
Virtus Rampart Equity Trend Series - Class A Shares	27,836	(169,111)	(141,275)
Virtus Rampart Equity Trend Series - Class I Shares	—	(5)	(5)

7. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued.

The worldwide coronavirus, or COVID-19, outbreak in the first quarter of 2020 has led to an extreme downturn and volatility of the financial markets and wide-ranging changes in consumer behavior. As the economic and regulatory environment continues to evolve, we cannot reasonably estimate the length or severity of this event or the impact to Separate Account performance and financial results. However, in general, a deterioration in general economic and business conditions can have a negative impact on individual unit values and could cause a net decrease in net assets resulting from operations of the separate account.

Management identified no other items or events required for disclosure.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of The Lincoln National Life Insurance Company and

Contract Owners of Lincoln Life Variable Annuity Account N

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln Life Variable Annuity Account N ("Variable Account"), as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young

We have served as the Variable Account's Auditor since 1998.
Philadelphia, Pennsylvania

April 15, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
AB VPS Growth and Income Portfolio - Class B	Available fund with no money invested at December 31, 2019	Available fund with no activity in the Statements of Operations at December 31, 2019	For each of the two years in the period ended December 31, 2019
AB VPS International Value Portfolio - Class B	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
AB VPS Large Cap Growth Portfolio - Class B	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
AB VPS Small/Mid Cap Value Portfolio - Class A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
AB VPS Small/Mid Cap Value Portfolio - Class B	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ALPS/Alerian Energy Infrastructure Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ALPS/Alerian Energy Infrastructure Portfolio - Class III	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ALPS/Stadion Core ETF Portfolio - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
ALPS/Stadion Core ETF Portfolio - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
ALPS/Stadion Tactical Growth Portfolio - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
American Century VP Balanced Fund - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Century VP Balanced Fund - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Century VP Inflation Protection Fund - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Century VP Large Company Value Fund - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Century VP Large Company Value Fund - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Asset Allocation Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Asset Allocation Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Asset Allocation Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Blue Chip Income and Growth Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Blue Chip Income and Growth Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Blue Chip Income and Growth Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Bond Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Bond Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Capital Income Builder® - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Capital Income Builder® - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Capital Income Builder® - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Balanced Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Balanced Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Bond Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Bond Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth and Income Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth and Income Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Small Capitalization Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Small Capitalization Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Small Capitalization Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Growth Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth-Income Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth-Income Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth-Income Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth-Income Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds High-Income Bond Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds High-Income Bond Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Growth and Income Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Growth and Income Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Managed Risk Asset Allocation Fund - Class P1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Managed Risk Asset Allocation Fund - Class P2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Managed Risk Growth Fund - Class P1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Managed Risk Growth-Income Fund - Class P1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Managed Risk International Fund - Class P1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Mortgage Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Mortgage Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Mortgage Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds New World Fund® - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds New World Fund® - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds New World Fund® - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
BlackRock Global Allocation V.I. Fund - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
BlackRock Global Allocation V.I. Fund - Class III	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
ClearBridge Variable Aggressive Growth Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ClearBridge Variable Aggressive Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ClearBridge Variable Large Cap Growth Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ClearBridge Variable Large Cap Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ClearBridge Variable Mid Cap Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ClearBridge Variable Mid Cap Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Columbia VP Commodity Strategy Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Columbia VP Commodity Strategy Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Columbia VP Emerging Markets Bond Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Columbia VP Emerging Markets Bond Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Columbia VP Strategic Income Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from April 9, 2018 (commencement of operations) through December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Columbia VP Strategic Income Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Diversified Income Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Diversified Income Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Emerging Markets Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Emerging Markets Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® High Yield Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® High Yield Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® International Value Equity Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Limited-Term Diversified Income Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® REIT Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® REIT Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Small Cap Value Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Smid Cap Core Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Smid Cap Core Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® U.S. Growth Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® U.S. Growth Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from October 9, 2018 (commencement of operations) through December 31, 2018
Delaware VIP® Value Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Value Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
DWS Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
DWS Alternative Asset Allocation VIP Portfolio - Class B	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Eaton Vance VT Floating-Rate Income Fund - ADV Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Eaton Vance VT Floating-Rate Income Fund - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Balanced Portfolio - Initial Class	As of December 31, 2019	For the period from August 6, 2019 through December 31, 2019	For the period from August 6, 2019 through December 31, 2019
Fidelity® VIP Balanced Portfolio - Service Class 2	As of December 31, 2019	For the period from May 23, 2019 through December 31, 2019	For the period from May 23, 2019 through December 31, 2019
Fidelity® VIP Contrafund® Portfolio - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Contrafund® Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from May 17, 2018 (commencement of operations) through December 31, 2018
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Growth Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Mid Cap Portfolio - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Mid Cap Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Strategic Income Portfolio - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Strategic Income Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
First Trust Dorsey Wright Tactical Core Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
First Trust Dorsey Wright Tactical Core Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from May 21, 2018 (commencement of operations) through December 31, 2018
First Trust Multi Income Allocation Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
First Trust Multi Income Allocation Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Allocation VIP Fund - Class 1	Available fund with no money invested at December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from August 3, 2018 (commencement of operations) through December 31, 2018
Franklin Allocation VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Income VIP Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Income VIP Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Income VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Mutual Shares VIP Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Mutual Shares VIP Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Mutual Shares VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Rising Dividends VIP Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Rising Dividends VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Small Cap Value VIP Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Small Cap Value VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Small-Mid Cap Growth VIP Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Small-Mid Cap Growth VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Government Money Market Fund - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Large Cap Value Fund - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
Guggenheim VT Long Short Equity	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Guggenheim VT Multi-Hedge Strategies	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Hartford Capital Appreciation HLS Fund - Class IA	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Hartford Capital Appreciation HLS Fund - Class IC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco Oppenheimer V.I. Global Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. American Franchise Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Comstock Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Comstock Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Core Equity Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Diversified Dividend Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Diversified Dividend Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Equity and Income Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Equity and Income Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. International Growth Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. International Growth Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Asset Strategy Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from August 6, 2018 (commencement of operations) through December 31, 2018
Ivy VIP Asset Strategy Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Energy Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from September 14, 2018 (commencement of operations) through December 31, 2018
Ivy VIP Energy Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP High Income Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP High Income Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Micro Cap Growth Portfolio - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
Ivy VIP Micro Cap Growth Portfolio - Class II	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
Ivy VIP Mid Cap Growth Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Mid Cap Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Science and Technology Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Science and Technology Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Small Cap Growth Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from November 2, 2018 (commencement of operations) through December 31, 2018
Ivy VIP Small Cap Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from November 2, 2018 (commencement of operations) through December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lincoln iShares® Global Growth Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Balanced Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Balanced Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP American Global Growth Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Small Capitalization Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Growth Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Growth Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Growth Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Growth-Income Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Income Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American International Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Preservation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Preservation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Baron Growth Opportunities Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Advantage Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Advantage Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from January 22, 2018 (commencement of operations) through December 31, 2018
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Global Real Estate Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Global Real Estate Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Inflation Protected Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Multi-Asset Income Fund - Service Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
LVIP BlackRock Multi-Asset Income Fund - Standard Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund merged into LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class during 2019)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Diversified Floating Rate Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Social Awareness Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Special Opportunities Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Wealth Builder Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional International Core Equity Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional International Core Equity Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from April 9, 2018 (commencement of operations) through December 31, 2018
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class during 2019)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	N/A - the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class during 2019)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from November 21, 2018 (commencement of operations) through December 31, 2018
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the period from January 25, 2019 through December 31, 2019	For the period from January 25, 2019 through December 31, 2019
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Income Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Income Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Goldman Sachs Income Builder Fund - Service Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
LVIP Goldman Sachs Income Builder Fund - Standard Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
LVIP Government Money Market Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Government Money Market Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund merged into LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class during 2019)

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan High Yield Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan High Yield Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan Retirement Income Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan Retirement Income Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Loomis Sayles Global Growth Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from June 4, 2018 (commencement of operations) through December 31, 2018
LVIP Loomis Sayles Global Growth Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from August 8, 2018 (commencement of operations) through December 31, 2018
LVIP MFS International Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP MFS International Growth Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP MFS International Growth Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP MFS Value Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP MFS Value Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Mondrian International Value Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP PIMCO Low Duration Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP PIMCO Low Duration Bond Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Bond Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Conservative Index Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Conservative Index Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from September 4, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Conservative Structured Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Developed International 150 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Developed International 150 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Emerging Markets 100 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from November 29, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	As of December 31, 2019	For the period from February 15, 2019 through December 31, 2019	For the period from February 15, 2019 through December 31, 2019
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA International Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA International Index Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA International Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA International Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Large Cap 100 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Large Cap 100 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	Available fund with no money invested at December 31, 2019	Available fund with no activity in the Statements of Operations at December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Mid-Cap Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Mid-Cap Index Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderate Index Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderate Index Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderate Structured Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA S&P 500 Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Short-Term Bond Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from May 21, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Short-Term Bond Index Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from June 25, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Small-Cap Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Small-Cap Index Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price 2010 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price 2020 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price 2030 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price 2040 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price Growth Stock Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price Growth Stock Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from November 20, 2018 (commencement of operations) through December 31, 2018
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the period from March 11, 2019 through December 31, 2019	For the period from March 11, 2019 through December 31, 2019
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Vanguard Domestic Equity ETF Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Vanguard International Equity ETF Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Vanguard International Equity ETF Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Wellington Capital Growth Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Wellington Capital Growth Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Wellington Mid-Cap Value Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Wellington Mid-Cap Value Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Western Asset Core Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Western Asset Core Bond Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Growth Series - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Growth Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Total Return Series - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Total Return Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Utilities Series - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Utilities Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT II Core Equity Portfolio - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT II International Intrinsic Value Portfolio - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Morgan Stanley VIF Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Equity Income Fund - Class IA	As of December 31, 2019	For the period from November 7, 2019 through December 31, 2019	For the period from November 7, 2019 through December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Putnam VT Equity Income Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT George Putnam Balanced Fund - Class IA	As of December 31, 2019	For the period from April 3, 2019 through December 31, 2019	For the period from April 3, 2019 through December 31, 2019
Putnam VT George Putnam Balanced Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Global Health Care Fund - Class IA	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Income Fund - Class IA	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from June 7, 2018 (commencement of operations) through December 31, 2018
Putnam VT Income Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Multi-Asset Absolute Return Fund - Class IA	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Multi-Asset Absolute Return Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
QS Variable Conservative Growth - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Rational Trend Aggregation VA Fund	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
SEI VP Market Growth Strategy Fund - Class II	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from April 13, 2018 (commencement of operations) through December 31, 2018
SEI VP Market Growth Strategy Fund - Class III	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
SEI VP Market Plus Strategy Fund - Class III	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Foreign VIP Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Foreign VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Global Bond VIP Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Global Bond VIP Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Global Bond VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Growth VIP Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
TOPS® Moderate Growth ETF Portfolio - Service Class Shares	As of December 31, 2019	For the period from June 17, 2019 through December 31, 2019	For the period from June 17, 2019 through December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
VanEck VIP Global Hard Assets Fund - Class S Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
VanEck VIP Global Hard Assets Fund - Initial Class Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Virtus Rampart Equity Trend Series - Class A Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
Virtus Rampart Equity Trend Series - Class I Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2019
Statement of Operations - Year ended December 31, 2019
Statements of Changes in Net Assets - Years ended December 31, 2019 and 2018
Notes to Financial Statements - December 31, 2019
Report of Independent Registered Public Accounting Firm
3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:
Consolidated Balance Sheets - Years ended December 31, 2019 and 2018
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2019, 2018 and 2017
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2019, 2018 and 2017
Consolidated Statements of Cash Flows - Years ended December 31, 2019, 2018 and 2017
Notes to Consolidated Financial Statements - December 31, 2019
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.
(2) Not Applicable
(3)(a) Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(4)(a) Annuity Contract (30070-A 8/03) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-138190) filed on October 25, 2006.
(b) Large Account Credit Rider (AR-568) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-193274) filed on January 10, 2014.
(c) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(d) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(e) Earnings Optimizer Death Benefit Rider (AR-590) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-193273) filed on November 12, 2015.
(f) Endorsement (AE-594) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-212681) filed on December 3, 2019.

(5) Investor Advantage RIA Class Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-214144) filed on December 28, 2016.
(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996.
(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post- Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.
(i) Amendments to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.
(ii) Amendment No. 4 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 5 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 62 (File No. 033-26032) filed on April 24, 2019.
(iv) Amendment No. 6 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 62 (File No. 033-26032) filed on April 24, 2019.
(v) Amendment No. 7 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 033-26032) filed on September 6, 2019.
(vi) Amendment No. 8 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and the Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-236907) filed on March 5, 2020.
(b) Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(i) Amendments to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.
(ii) Amendment No. 3 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 4 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.
(iv) Amendment No. 5 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 333-138190) filed on August 22, 2019.
(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Po st-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015 .
(iii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015;

(iii-a) amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-193272) filed on June 4, 2015;
(iii-b) amendments incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-186894) filed on February 9, 2018.
(iv) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(v) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;
(v-a) amendment no. 15 incorporated herein by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 333-181615) filed on April 3, 2020.
(vi) BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011;
(vi-a) amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(vii) Columbia Funds Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-212682) filed on April 15, 2020.
(viii) Columbia Funds Variable Insurance Trust II incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-212682) filed on April 15, 2020.
(ix) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(x) Deutsche DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xi) Eaton Vance Variable Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.
(xii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(xiii) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016.
(xiv) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xv) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xvi) Ivy Funds Variable Insurance Portfolios incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014;
(xvi-a) amendment incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-6 (File No. 333-125790) filed on April 3, 2017.
(xvii) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xviii) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(xix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(xx) MFS Variable Insurance Trust I, II and III incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015;
(xxi-a) amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.

(xxi) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xxii) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(xxiii) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;
(xxiii-a) amendment no. 7 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-236907) filed on March 5, 2020.
(xxiv) Rydex Variable Trust and Guggenheim Funds Distributors, LLC incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(xxv) SEI Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(xxvi) Universal Institutional Funds, Inc./Morgan Stanley incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xxvii) Van Eck VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(xxviii) Virtus Variable Insurance Trust and VP Distributors, LLC incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(iii) American Century Variable Portfolios, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(iv) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(v) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(vi) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(vii) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(viii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ix) Guggenheim Funds Distributors, LLC incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.
(x) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xii) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.
(xiii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xiv) Van Eck Securities Corporation incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.

(c) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(9) Opinion and Consent of Scott C. Durocher, Senior Counsel, The Lincoln National Life Insurance Company, as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-214144) filed on December 28, 2016.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company filed herein.
(11) Not applicable
(12) Not applicable
(13) Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 033-26032) filed on September 6, 2019
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Ellen G. Cooper*	Executive Vice President, Chief Investment Officer, and Director
Randal J. Freitag*	Executive Vice President, Chief Financial Officer, and Director
Wilford H. Fuller*	Executive Vice President and Director
Christopher A. Giovanni*	Senior Vice President and Treasurer
Dennis R. Glass*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Christine Janofsky*	Senior Vice President and Controller
Leon E. Roday*	Executive Vice President, General Counsel and Director
Keith J. Ryan**	Vice President and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13 above: Lincoln National Corporation Organizational Chart.
Item 27. Number of Contractowners
As of March 31, 2020 there were 399,067 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Wilford H. Fuller*	President, Chief Executive Officer and Director
Christopher A. Giovanni*	Senior Vice President and Treasurer
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Macgregor B. Maitland*	Vice President and Chief Compliance Officer (Distribution)
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Claire H. Hanna*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105.
Item 31. Management Services
Not Applicable.

Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.
(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

SIGNATURES

(a)      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of these Registration Statements and has caused these Post-Effective Amendments to the registration statements to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 14th day of April, 2020 at 2:15 pm.

Lincoln National Variable Annuity Account E (File No: 811-04882; CIK:0000804223)

033-26032 (Amendment No: 65)

Lincoln National Variable Annuity Account H (File No: 811-05721; CIK:0000847552)

333-181615 (Amendment No: 28)	333-35780 (Amendment No: 50)	333-170695 (Amendment No: 39)
333-233762 (Amendment No: 1)	333-233764 (Amendment No: 1)	333-63505 (Amendment No: 71)
333-212681 (Amendment No: 12)	333-175888 (Amendment No: 17)	333-61592 (Amendment No: 64)
333-95784 (Amendment No: 62)	033-27783 (Amendment No: 63)	333-135219 (Amendment No: 45)
333-18419 (Amendment No: 66)

Lincoln National Variable Annuity Account N (File No: 811-08517; CIK:0001048606)

333-186894 (Amendment No: 29)	333-40937 (Amendment No: 77)	333-135039 (Amendment No: 45)
333-181612 (Amendment No: 27)	333-212680 (Amendment No: 11)	333-212682 (Amendment No: 7)
333-193272 (Amendment No: 20)	333193273 (Amendment No: 14)	333-193274 (Amendment No: 11)
333-170529 (Amendment No: 29)	333-149434 (Amendment No: 28)	333-174367 (Amendment No: 22)
333-170897 (Amendment No: 29)	333-214235 (Amendment No: 10)	333-172328 (Amendment No: 32)
333-214143 (Amendment No: 14)	333-138190 (Amendment No: 54)	333-61554 (Amendment No: 77)
333-36316 (Amendment No: 83)	333-214144 (Amendment No: 8)	333-36304 (Amendment No: 74)

Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
(Registrant)

	By:	/s/ Delson R. Campbell
Delson R. Campbell
Vice President, The Lincoln National Life Insurance Company

Signed on its behalf, in the City of Hartford, and the State of Connecticut on this 14th day of April, 2020 at 10:30 am.

The Lincoln National Life Insurance Company
(Depositor)

	By:	/s/ Michelle L. Grindle
Michelle L. Grindle
(Signature-Officer of Depositor)
Assistant Vice President, The Lincoln National Life Insurance Company

(b) As required by the Securities Act of 1933, these Amendments to the registration statements have been signed by the following persons in their capacities indicated on April 14, 2020 at 2:15 pm.

Signature	Title

*/s/ Dennis R. Glass	President, Director, and Chairman
Dennis R. Glass	(Principal Executive Officer)

*/s/ Ellen Cooper	Executive Vice President, Chief Investment Officer, and Director
Ellen Cooper

* /s/ Randal J. Freitag	Executive Vice President, Chief Financial Officer, and Director
Randal J. Freitag	(Principal Financial Officer)

* /s/ Wilford H. Fuller	Executive Vice President, and Director
Wilford H. Fuller

* /s/ Leon E. Roday	Executive Vice President, General Counsel and Director
Leon E. Roday

* /s/ Keith J. Ryan	Vice President and Director
Keith J. Ryan

* By	/s/ Delson R. Campbell	, Pursuant to a Power of Attorney
Delson R. Campbell